UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—October 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2023
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
European Stock Index Fund	4
Pacific Stock Index Fund	42
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, returns for Vanguard European Stock Index Fund ranged from 16.05% for Investor Shares to 16.23% for ETF Shares and Institutional Plus Shares. Returns for Vanguard Pacific Stock Index Fund ranged from 12.83% for Investor Shares to 13.00% for ETF Shares. (Returns for ETF Shares are based on net asset value.)
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	The United Kingdom and France helped returns the most for the European fund. Among sectors, financials, industrials, and consumer discretionary helped the most.
•	For the Pacific fund, Japan—which represents more than half the index—helped returns the most. Among sectors, financials, consumer discretionary, and industrials were the largest contributors.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$904.70	$1.15
FTSE Europe ETF Shares	1,000.00	905.60	0.43
Admiral™ Shares	1,000.00	905.50	0.53
Institutional Shares	1,000.00	905.40	0.43
Institutional Plus Shares	1,000.00	905.60	0.38
Pacific Stock Index Fund
Investor Shares	$1,000.00	$958.40	$1.14
FTSE Pacific ETF Shares	1,000.00	958.80	0.39
Admiral Shares	1,000.00	958.60	0.49
Institutional Shares	1,000.00	958.70	0.39
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
FTSE Europe ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.75	0.46
Institutional Plus Shares	1,000.00	1,024.80	0.41
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Pacific ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.24% for Investor Shares, 0.09% for FTSE Europe ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.08% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

European Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Investor Shares	16.05%	4.70%	3.07%	$13,529
Spliced European Stock Index	15.44	4.69	3.15	13,637
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301
Spliced European Stock Index: FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Europe ETF Shares Net Asset Value	16.23%	4.88%	3.23%	$13,741
FTSE Europe ETF Shares Market Price	15.91	4.90	3.20	13,696
Spliced European Stock Index	15.44	4.69	3.15	13,637
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

See Financial Highlights for dividend and capital gains information.
4

European Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Admiral Shares	16.19%	4.84%	3.21%	$13,717
Spliced European Stock Index	15.44	4.69	3.15	13,637
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
European Stock Index Fund Institutional Shares	16.21%	4.87%	3.24%	$6,874,785
Spliced European Stock Index	15.44	4.69	3.15	6,818,675
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389

	One Year	Five Years	Since Inception (12/5/2014)	Final Value of a $100,000,000 Investment
European Stock Index Fund Institutional Plus Shares	16.23%	4.88%	3.48%	$135,647,820
Spliced European Stock Index	15.44	4.69	3.39	134,535,830
FTSE Global All Cap ex US Index	11.93	3.75	3.23	132,747,010
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
FTSE Europe ETF Shares Market Price	15.91%	27.00%	36.96%
FTSE Europe ETF Shares Net Asset Value	16.23	26.88	37.41
Spliced European Stock Index	15.44	25.77	36.37
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

European Stock Index Fund
Fund Allocation
As of October 31, 2023
United Kingdom	24.7%
France	17.0
Switzerland	14.3
Germany	12.4
Netherlands	6.3
Sweden	5.0
Denmark	5.0
Italy	4.5
Spain	4.0
Finland	1.8
Belgium	1.7
Norway	1.4
Other	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

European Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Austria (0.5%)
	Erste Group Bank AG	637,152	22,816
	OMV AG	295,190	12,946
	Verbund AG	137,732	11,967
[1]	BAWAG Group AG	166,712	7,425
	ANDRITZ AG	144,359	6,645
	voestalpine AG	229,770	5,738
	Wienerberger AG	220,505	5,342
*	Raiffeisen Bank International AG	268,160	3,885
	CA Immobilien Anlagen AG	86,079	2,911
[2]	Oesterreichische Post AG	68,589	2,186
	Vienna Insurance Group AG Wiener Versicherung Gruppe	80,590	2,164
	Mayr Melnhof Karton AG	17,771	2,091
	EVN AG	74,326	2,019
	Telekom Austria AG	283,739	1,981
	UNIQA Insurance Group AG	230,844	1,864
	DO & Co. AG	13,639	1,594
*	Lenzing AG	39,790	1,549
*	IMMOFINANZ AG	65,198	1,312
[2]	AT&S Austria Technologie & Systemtechnik AG	51,264	1,287
	Schoeller-Bleckmann Oilfield Equipment AG	21,744	1,099
	Strabag SE	26,454	1,046
	Palfinger AG	30,780	743
	Flughafen Wien AG	11,626	616
	Agrana Beteiligungs AG	23,831	379
	Porr AG	31,098	373
*	Eurotelesites AG	74,043	249
*	S IMMO AG (XWBO)	9,861	133
			102,360
Belgium (1.6%)
	Anheuser-Busch InBev SA	1,797,925	102,298
*	Argenx SE	120,309	56,591
	KBC Group NV	511,067	28,126
	UCB SA	251,730	18,412
		Shares	Market Value• ($000)
	Solvay SA	144,988	15,328
	Groupe Bruxelles Lambert NV	203,723	14,900
	Ageas SA	342,638	13,162
	Umicore SA	423,512	10,077
	Warehouses De Pauw CVA	330,913	8,188
	Elia Group SA	77,960	7,403
	Ackermans & van Haaren NV	46,279	6,870
	D'ieteren Group	46,204	6,863
	Sofina SA	35,450	6,735
	Lotus Bakeries NV	864	6,401
	Aedifica SA	97,335	5,310
	Cofinimmo SA	69,821	4,342
	Colruyt Group NV	101,074	4,183
	Euronav NV	220,548	3,948
	Melexis NV	41,421	3,049
	Bekaert SA	73,900	2,992
	KBC Ancora	72,187	2,730
	Proximus SADP	290,338	2,406
	Barco NV	146,331	2,247
	Fagron	122,646	2,155
	Montea NV	30,074	2,126
	Shurgard Self Storage Ltd. (XBRU)	52,818	1,977
	Xior Student Housing NV	62,690	1,804
	VGP NV	20,553	1,673
	Gimv NV	41,346	1,599
	Retail Estates NV	25,167	1,532
	Tessenderlo Group SA	46,293	1,348
	Kinepolis Group NV	27,272	1,345
	Deme Group NV	14,355	1,328
	bpost SA	200,652	1,088
*	Ontex Group NV	143,904	1,053
*	AGFA-Gevaert NV	271,940	439
	Van de Velde NV	11,661	394
	Wereldhave Belgium Comm VA	5,568	252
			352,674
Denmark (4.9%)
	Novo Nordisk A/S Class B	6,499,970	627,093
	DSV A/S	368,312	55,041
*	Vestas Wind Systems A/S	2,088,913	45,277
7

European Stock Index Fund
		Shares	Market Value• ($000)
*	Genmab A/S	135,428	38,283
	Danske Bank A/S	1,377,943	32,325
	Coloplast A/S Class B	258,440	26,951
	Carlsberg A/S Class B	197,943	23,589
	Pandora A/S	169,505	19,225
[1]	Orsted A/S	391,715	18,927
	Novozymes A/S Class B	414,353	18,622
	AP Moller - Maersk A/S Class B	10,140	16,896
	Chr Hansen Holding A/S	214,046	14,606
	Tryg A/S	712,389	13,911
	AP Moller - Maersk A/S Class A	5,857	9,563
*	Demant A/S	203,535	7,767
	Ringkjoebing Landbobank A/S	56,548	7,707
	Royal Unibrew A/S	102,925	7,445
*	Jyske Bank A/S (Registered)	95,441	6,726
*	NKT A/S	112,293	5,646
	Sydbank A/S	118,188	5,134
*	Zealand Pharma A/S	121,123	5,031
*	GN Store Nord A/S	300,359	5,012
	ISS A/S	317,262	4,592
	FLSmidth & Co. A/S	117,761	4,416
	ROCKWOOL A/S Class B	18,082	4,024
	Topdanmark A/S	88,390	3,962
*	Ambu A/S Class B	381,714	3,767
*	ALK-Abello A/S	273,780	3,039
	H Lundbeck A/S	525,771	2,748
	D/S Norden A/S	46,565	2,646
	Alm Brand A/S	1,751,310	2,535
	Spar Nord Bank A/S	166,182	2,518
*,2	Bavarian Nordic A/S	129,690	2,472
*,1	Netcompany Group A/S	67,262	2,105
	Torm plc Class A	61,161	1,867
	Dfds A/S	61,693	1,782
[1]	Scandinavian Tobacco Group A/S	116,084	1,724
	Schouw & Co. A/S	26,440	1,632
	Chemometec A/S	32,622	1,350
*	NTG Nordic Transport Group A/S	33,691	1,337
	H Lundbeck A/S Class A	124,066	561
			1,059,854
Finland (1.8%)
	Nordea Bank Abp	5,654,691	59,556
	Sampo OYJ Class A	987,228	38,827
	UPM-Kymmene OYJ	1,106,134	37,250
	Nokia OYJ	10,924,965	36,388
	Kone OYJ Class B	677,187	29,324
	Neste OYJ	865,313	29,081
	Nordea Bank Abp (XHEL)	1,441,102	15,184
	Stora Enso OYJ Class R	1,189,956	14,301
	Elisa OYJ	295,852	12,552
	Wartsila OYJ Abp	1,008,758	12,038
	Metso OYJ	1,326,561	11,688
	Fortum OYJ	905,068	10,746
	Kesko OYJ Class B	561,160	9,490
		Shares	Market Value• ($000)
	Orion OYJ Class B	216,632	8,619
	Valmet OYJ	341,675	7,668
	Huhtamaki OYJ	192,946	6,633
	Konecranes OYJ	146,971	4,819
*	Mandatum OYJ	989,014	3,822
	Kemira OYJ	234,831	3,802
	Cargotec OYJ Class B	90,123	3,557
	TietoEVRY OYJ (XHEL)	167,339	3,511
	Uponor OYJ	112,577	3,411
	Kojamo OYJ	371,328	3,172
	Outokumpu OYJ	753,398	3,091
	Metsa Board OYJ Class B	355,822	2,694
*,2	QT Group OYJ	40,585	2,374
	Nokian Renkaat OYJ	255,113	1,929
	Tokmanni Group Corp.	99,182	1,339
	Sanoma OYJ	155,017	1,200
	Revenio Group OYJ	47,522	1,106
[1]	Terveystalo OYJ	157,710	1,091
	Citycon OYJ	166,803	882
	TietoEVRY OYJ	38,768	811
	YIT OYJ	346,487	617
	Raisio OYJ Class V	239,697	503
	F-Secure OYJ	228,927	413
*,2	Finnair OYJ	1,287,895	79
			383,568
France (16.8%)
	LVMH Moet Hennessy Louis Vuitton SE	513,892	367,911
	TotalEnergies SE	4,654,390	311,181
	Sanofi SA	2,260,728	205,288
	Schneider Electric SE	1,108,192	170,503
	Airbus SE	1,216,019	163,039
	L'Oreal SA Loyalty Shares	333,079	140,003
	Hermes International SCA	70,938	132,358
	BNP Paribas SA	2,221,648	127,754
	Air Liquide SA Loyalty Shares	725,242	124,272
	EssilorLuxottica SA	632,351	114,508
	Vinci SA	1,017,839	112,547
	Safran SA	707,180	110,475
	AXA SA	3,692,162	109,400
	Danone SA	1,295,556	77,073
	Pernod Ricard SA	425,777	75,608
	Kering SA	149,065	60,625
	Capgemini SE	334,345	59,088
	Dassault Systemes SE	1,389,115	57,222
	L'Oreal SA (XPAR)	133,115	55,952
	Air Liquide SA (XPAR)	312,138	53,486
	Cie de Saint-Gobain SA	968,852	52,739
	STMicroelectronics NV	1,352,328	51,551
	Orange SA	3,981,421	46,830
	Legrand SA	533,596	46,159
	Cie Generale des Etablissements Michelin SCA	1,454,177	43,201
	Veolia Environnement SA	1,320,484	36,182

8

European Stock Index Fund
		Shares	Market Value• ($000)
	Publicis Groupe SA	474,519	36,131
	Engie SA Loyalty Shares	2,216,318	35,250
	Societe Generale SA	1,470,024	33,034
	Thales SA	205,473	30,323
	Credit Agricole SA	2,286,995	27,615
	Edenred SE	517,156	27,529
	Carrefour SA	1,206,153	21,146
	Engie SA (XPAR)	1,107,740	17,619
	Bouygues SA	438,505	15,426
	Renault SA	396,262	13,903
	Teleperformance SE	120,283	13,838
	Eiffage SA	151,230	13,724
	Bureau Veritas SA	592,828	13,503
	Eurofins Scientific SE	254,378	12,906
	Vivendi SE	1,374,735	12,328
	Accor SA	381,713	12,178
	Getlink SE	729,455	11,780
[1]	Euronext NV	168,626	11,760
	Arkema SA	118,918	11,143
	Sodexo SA ACT Loyalty Shares	103,308	10,933
*	Unibail-Rodamco-Westfield	213,971	10,602
	Gecina SA	107,505	10,556
	Klepierre SA	425,781	10,340
	Rexel SA	494,077	10,090
	Bollore SE	1,802,969	9,843
	SCOR SE	312,882	9,341
	Sartorius Stedim Biotech	49,892	9,341
	Dassault Aviation SA	46,770	9,297
	Gaztransport Et Technigaz SA	72,010	9,211
	BioMerieux	89,205	8,565
	Ipsen SA	71,473	8,448
	Alstom SA	591,883	8,016
*	SOITEC	51,503	7,687
	Aeroports de Paris SA	66,640	7,484
	Alten SA	60,028	7,091
	SPIE SA	265,645	6,986
[1]	La Francaise des Jeux SAEM	206,103	6,648
*,1	Worldline SA	508,675	6,468
	Elis SA	386,322	6,336
[1]	Amundi SA	118,091	6,169
	Technip Energies NV	281,563	6,169
*	Ubisoft Entertainment SA	210,821	6,011
	L'Oreal SA Loyalty Line 2024	14,264	5,996
	Valeo SE	431,065	5,696
	Sopra Steria Group SACA	29,589	5,312
	Remy Cointreau SA	45,703	5,193
	Sodexo SA (XPAR)	47,674	5,045
	Air Liquide SA Loyalty Line 2024	29,404	5,038
	Nexans SA	69,748	4,941
[1]	Verallia SA	144,568	4,701
	Covivio SA	109,084	4,675
*	Forvia SE	274,954	4,633
	SES SA	742,933	4,335
	Rubis SCA	194,197	4,228
*	Vallourec SACA	350,688	4,212
	Wendel SE	56,142	4,205
	IPSOS SA	79,806	3,878
		Shares	Market Value• ($000)
[1]	Neoen SA	141,138	3,727
	SEB SA Loyalty Shares	33,834	3,346
	Societe BIC SA	49,871	3,130
	Eurazeo SE Prime DE Fidelite	52,757	2,974
[1]	ALD SA	405,060	2,725
*	Air France-KLM	235,198	2,660
	Coface SA	218,838	2,640
	Virbac SACA	8,884	2,551
*	JCDecaux SE	151,278	2,367
	Trigano SA	16,705	2,194
	ICADE	67,053	2,191
	Imerys SA	81,025	2,148
	Sodexo Inc.	19,189	2,031
	Engie SA Loyalty Line 2024	126,028	2,004
	Eurazeo SE (XPAR)	34,753	1,959
	Interparfums SA	39,671	1,874
	Carmila SA	123,733	1,734
	Metropole Television SA	130,623	1,637
*,2	SES-imagotag SA	16,102	1,612
	Mercialys SA	186,058	1,585
	Television Francaise 1 SA	218,983	1,545
	Quadient SA	71,571	1,496
*,2	Atos SE	197,491	1,385
	ARGAN SA	20,158	1,379
*	ID Logistics Group SACA	5,027	1,362
	Eramet SA	19,244	1,333
	Cie Plastic Omnium SE	112,884	1,269
	SEB SA (XPAR)	12,368	1,223
	Nexity SA	87,307	1,220
[2]	Eutelsat Communications SACA	284,430	1,215
*	Valneva SE	205,661	1,168
	Mersen SA	34,838	1,157
	Cie de L'Odet SE	819	1,141
*	Sodexo Prime De Fidelite 2027	10,378	1,098
	PEUGEOT INVEST	10,713	1,041
*,1	X-Fab Silicon Foundries SE	112,506	1,019
*	CGG SA	1,421,394	1,006
	Vicat SACA	31,825	977
*	Forvia SE (XPAR)	55,022	930
	Beneteau SACA	76,636	925
	Derichebourg SA	197,251	855
	Antin Infrastructure Partners SA	57,885	689
	Etablissements Maurel et Prom SA	115,518	688
	Vetoquinol SA	8,138	686
	Eurazeo SE Prime Fidelite 2024	12,115	683
*	Voltalia SA (Registered)	79,990	669
	Lagardere SA	32,498	645
	Altarea SCA	8,807	627
[2]	Clariane SE	159,674	603
	Equasens	8,146	558
	Manitou BF SA	25,620	541
*	Euroapi SA	99,172	520
	Fnac Darty SA	22,091	519

9

European Stock Index Fund
		Shares	Market Value• ($000)
	LISI SA	21,296	493
	Boiron SA	11,262	470
*,1	Elior Group SA	236,074	448
	GL Events SACA	25,678	439
	Jacquet Metals SACA	26,881	427
	Bonduelle SCA	33,016	350
*	OVH Groupe SAS	46,774	334
*,1	SMCP SA	92,127	328
*	Believe SA	30,059	306
	LISI SA (XPAR)	9,389	217
[1]	Maisons du Monde SA	37,156	187
*,1	Aramis Group SAS	36,824	126
*,2	Casino Guichard Perrachon SA	83,035	79
	Lisi SA Prime De Fidelite	3,373	78
			3,623,354
Germany (11.8%)
	SAP SE	2,278,392	305,606
	Siemens AG (Registered)	1,548,357	205,465
	Allianz SE (Registered)	825,521	193,372
	Deutsche Telekom AG (Registered)	7,030,207	152,581
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	286,012	114,779
	Mercedes-Benz Group AG	1,784,728	105,003
	Bayer AG (Registered)	2,041,418	88,207
	BASF SE	1,846,472	85,320
	Infineon Technologies AG	2,706,283	79,051
[2]	Deutsche Post AG	1,957,245	76,418
	Deutsche Boerse AG	381,897	62,859
[2]	adidas AG	342,690	60,933
	Bayerische Motoren Werke AG (XETR)	648,221	60,287
	RWE AG	1,478,311	56,568
	E.ON SE	4,601,426	54,748
	Deutsche Bank AG (Registered)	4,185,464	46,059
	Merck KGaA	268,727	40,588
	Daimler Truck Holding AG	1,111,811	34,933
	Vonovia SE	1,444,672	33,259
[1]	Siemens Healthineers AG	575,615	28,318
	Symrise AG	270,510	27,643
	Hannover Rueck SE	124,788	27,555
	Beiersdorf AG	207,187	27,249
	Rheinmetall AG	90,161	25,885
	Brenntag SE	321,178	23,883
	Commerzbank AG	2,163,039	23,330
	Fresenius SE & Co. KGaA	855,192	21,998
	Heidelberg Materials AG	289,101	20,987
	MTU Aero Engines AG	111,378	20,934
*,1	Covestro AG	394,459	19,984
*	QIAGEN NV	477,840	17,808
		Shares	Market Value• ($000)
	Continental AG	224,896	14,683
	Fresenius Medical Care AG & Co. KGaA	422,410	14,035
	Henkel AG & Co. KGaA (XTER)	208,546	13,180
	Puma SE	206,823	11,720
	GEA Group AG	333,122	11,393
*,1	Zalando SE	452,081	10,574
*,1	Delivery Hero SE	392,110	10,021
*	LEG Immobilien SE (XETR)	154,742	9,673
[1]	Scout24 SE	154,046	9,477
*	Deutsche Lufthansa AG (Registered)	1,240,216	8,696
	Nemetschek SE	112,786	8,428
*,2	Siemens Energy AG	894,657	7,954
	Evonik Industries AG	423,275	7,790
	Knorr-Bremse AG	137,704	7,691
	Bechtle AG	171,274	7,655
	CTS Eventim AG & Co. KGaA	122,229	7,401
*	HelloFresh SE	336,269	7,355
	thyssenkrupp AG	1,028,953	7,172
	Talanx AG	111,130	7,003
	HUGO BOSS AG	118,083	6,906
	Volkswagen AG	59,708	6,902
	Gerresheimer AG	72,207	6,735
	K&S AG (Registered)	398,845	6,705
	Carl Zeiss Meditec AG (Bearer)	75,837	6,585
	Freenet AG	246,163	6,248
	AIXTRON SE	221,995	6,238
*	Evotec SE	327,288	5,659
	Rational AG	9,872	5,630
	Aurubis AG	62,644	5,164
	KION Group AG	150,242	4,610
	HOCHTIEF AG	43,786	4,536
*,1	TeamViewer SE	279,857	4,306
	LANXESS AG	179,663	4,117
	Wacker Chemie AG	31,366	3,849
*	Vitesco Technologies Group AG	37,745	3,692
	Siltronic AG	42,814	3,679
*	Fraport AG Frankfurt Airport Services Worldwide	73,665	3,661
	Hella GmbH & Co. KGaA	47,111	3,588
*	TAG Immobilien AG	319,669	3,495
	United Internet AG (Registered)	165,084	3,438
	Stabilus SE	51,066	3,243
*	Aroundtown SA	1,431,095	3,234
	Hensoldt AG	109,012	3,230
	Telefonica Deutschland Holding AG	1,881,961	3,200
*,2	Nordex SE	288,560	3,044
	Krones AG	30,396	2,963
*	Encavis AG	225,108	2,940
	RTL Group SA	79,392	2,777
	Sixt SE (XETR)	31,698	2,735
	Jenoptik AG	104,482	2,482
[1]	Befesa SA	82,651	2,418
	Stroeer SE & Co. KGaA	51,347	2,352
*	MorphoSys AG	71,249	2,303

10

European Stock Index Fund
		Shares	Market Value• ($000)
	FUCHS SE	66,927	2,248
	Deutsche Wohnen SE	101,364	2,181
	Fielmann Group AG	50,615	2,180
[1]	DWS Group GmbH & Co. KGaA	72,341	2,124
	Duerr AG	101,042	2,079
	Traton SE	103,881	2,050
	Salzgitter AG	79,417	1,984
	Kontron AG	98,164	1,979
	Bilfinger SE	53,146	1,951
[2]	ProSiebenSat.1 Media SE	345,486	1,938
*	Grand City Properties SA	213,721	1,911
*,1,2	Redcare Pharmacy NV	16,538	1,852
	Suedzucker AG	121,927	1,847
	CompuGroup Medical SE & Co. KGaA	49,368	1,810
*	flatexDEGIRO AG	174,548	1,771
	Atoss Software AG	8,315	1,757
	CANCOM SE	69,512	1,736
*	METRO AG	269,034	1,710
[1,2]	Deutsche Pfandbriefbank AG	255,212	1,707
	Synlab AG	160,280	1,682
	1&1 AG	92,736	1,595
[2]	VERBIO Vereinigte BioEnergie AG	41,826	1,416
	Dermapharm Holding SE	35,094	1,358
*,2	Nagarro SE	18,250	1,289
	KWS Saat SE & Co. KGaA	21,614	1,224
	Eckert & Ziegler Strahlen- und Medizintechnik AG	30,081	1,187
	GRENKE AG	54,651	1,171
	Norma Group SE	66,110	1,166
	Elmos Semiconductor SE	17,592	1,154
*,1,2	Auto1 Group SE	189,609	1,116
*	SMA Solar Technology AG	18,022	1,107
[2]	PNE AG	86,699	1,101
*	Hypoport SE	8,981	1,099
	Energiekontor AG	14,373	1,063
	GFT Technologies SE	35,494	1,062
	Sartorius AG	5,025	1,035
	Hornbach Holding AG & Co. KGaA	17,302	1,033
	BayWa AG	30,533	1,019
	Deutz AG	251,021	1,017
	Wacker Neuson SE	54,768	1,005
	Kloeckner & Co. SE	156,476	972
	Hamburger Hafen und Logistik AG	52,290	929
	Takkt AG	70,508	903
[2]	Deutsche Beteiligungs AG	30,425	903
	Indus Holding AG	42,339	824
*	Adtran Networks SE	37,575	795
*	CECONOMY AG	394,867	751
	PATRIZIA SE	88,965	720
	Vossloh AG	18,514	719
	Adesso SE	7,496	709
		Shares	Market Value• ($000)
	STRATEC SE	15,045	694
*	Ionos SE	51,324	678
*,2	SGL Carbon SE	102,731	633
*,2	Varta AG	30,386	617
	Wuestenrot & Wuerttembergische AG	39,063	543
	Software AG	15,157	512
[2]	BRANICKS Group AG	120,319	498
	Bertrandt AG	9,612	464
	Deutsche EuroShop AG	25,499	463
*	About You Holding SE	104,223	434
	New Work SE	5,928	424
	Secunet Security Networks AG	3,101	421
	CropEnergies AG	43,635	376
	ElringKlinger AG	64,810	366
	Basler AG	24,731	205
	Draegerwerk AG & Co. KGaA (XETR)	3,790	171
			2,543,613
Ireland (0.4%)
	Kerry Group plc Class A	320,634	24,767
	Kingspan Group plc	314,304	21,152
	Bank of Ireland Group plc	2,197,400	19,693
	AIB Group plc	2,622,201	11,384
	Glanbia plc (XDUB)	363,583	5,726
	Dalata Hotel Group plc	461,624	1,961
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			84,683
Italy (4.4%)
	Enel SpA	16,136,132	102,425
	UniCredit SpA	3,654,484	91,616
	Intesa Sanpaolo SpA	32,096,024	83,636
	Ferrari NV	245,664	74,363
	Eni SpA	4,508,223	73,699
	Assicurazioni Generali SpA	2,791,205	55,444
	Stellantis NV	2,834,166	52,949
	Stellantis NV (XNYS)	1,684,979	31,499
	Terna - Rete Elettrica Nazionale	2,920,568	22,363
	CNH Industrial NV	2,014,585	22,326
	Moncler SpA	424,522	22,048
	Snam SpA	4,721,575	21,651
	Prysmian SpA	546,368	20,460
	Mediobanca Banca di Credito Finanziario SpA	1,336,437	15,964
	Tenaris SA	970,924	15,490
	FinecoBank Banca Fineco SpA	1,267,846	14,956
	Banco BPM SpA	2,840,064	14,531
	Leonardo SpA	831,881	12,572
	Davide Campari-Milano NV	1,034,627	11,436
[1]	Poste Italiane SpA	946,623	9,372
	Recordati Industria Chimica e Farmaceutica SpA	201,511	9,321

11

European Stock Index Fund
		Shares	Market Value• ($000)
[1]	Infrastrutture Wireless Italiane SpA	736,711	8,067
	Amplifon SpA	267,673	7,565
	BPER Banca	2,188,583	7,122
*,2	Telecom Italia SpA (MTAA)	26,914,305	6,959
	Interpump Group SpA	165,648	6,926
*,1	Nexi SpA	1,153,915	6,705
	A2A SpA	3,155,543	5,923
	Brunello Cucinelli SpA	70,648	5,683
	Italgas SpA	1,018,264	5,175
	Unipol Gruppo SpA	885,424	4,797
	Buzzi SpA	178,500	4,726
	Azimut Holding SpA	221,292	4,663
	Hera SpA	1,622,130	4,563
[1]	Pirelli & C SpA	1,009,146	4,496
	Reply SpA	46,514	4,389
	Banca Popolare di Sondrio SpA	801,412	4,373
	Banca Mediolanum SpA	496,693	4,056
	DiaSorin SpA	44,015	3,945
[1]	BFF Bank SpA	383,670	3,689
	Banca Generali SpA	110,669	3,590
*	Iveco Group NV	406,339	3,425
*	Saipem SpA	2,200,948	3,354
	Brembo SpA	299,812	3,226
	De' Longhi SpA	143,435	3,209
	ERG SpA	114,795	2,821
	Iren SpA	1,333,644	2,673
*	Banca Monte dei Paschi di Siena SpA	851,724	2,306
	SOL SpA	76,222	2,193
	UnipolSai Assicurazioni SpA	886,915	2,102
[1]	Technogym SpA	272,421	2,051
[1]	Carel Industries SpA	90,128	1,879
[1]	Anima Holding SpA	450,276	1,840
	Saras SpA	1,225,426	1,781
	Tamburi Investment Partners SpA	211,187	1,771
[1]	Enav SpA	505,221	1,684
	Salvatore Ferragamo SpA	128,861	1,577
	Sesa SpA	15,143	1,530
	Maire Tecnimont SpA	325,218	1,512
	Credito Emiliano SpA	162,093	1,314
	Ariston Holding NV	211,394	1,185
[2]	Webuild SpA (MTAA)	635,556	1,145
	ACEA SpA	92,653	1,116
	Salcef Group SpA	45,427	1,078
	El.En. SpA	114,145	1,067
	Sanlorenzo SpA	29,793	1,060
[1]	RAI Way SpA	197,780	983
	Piaggio & C SpA	360,455	969
	Gruppo MutuiOnline SpA	33,860	953
	Banca IFIS SpA	53,979	923
	Italmobiliare SpA	32,131	812
	Cementir Holding NV	96,642	804
	Tinexta SpA	41,682	718
	MFE-MediaForEurope NV Class A	373,985	679
		Shares	Market Value• ($000)
*,1	GVS SpA	146,092	655
*	Tod's SpA	19,451	652
	Danieli & C Officine Meccaniche SpA (MTAA)	23,105	611
	Arnoldo Mondadori Editore SpA	275,792	604
	MARR SpA	48,294	573
*,2	Juventus Football Club SpA	2,019,182	540
*,2	Fincantieri SpA	998,849	533
	Zignago Vetro SpA	39,960	523
[1]	doValue SpA	126,558	436
	MFE-MediaForEurope NV Class B	121,263	322
	Biesse SpA	29,449	312
	Alerion Cleanpower SpA	12,215	302
	Datalogic SpA	35,409	212
	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	191
			947,739
Netherlands (6.2%)
	ASML Holding NV	819,087	492,370
	ING Groep NV	7,487,711	95,996
	Prosus NV	3,210,328	89,998
	Wolters Kluwer NV	509,640	65,390
	Koninklijke Ahold Delhaize NV	2,016,993	59,727
	Heineken NV	581,539	52,248
*,1	Adyen NV	61,155	41,248
	ASM International NV	96,895	39,987
	Universal Music Group NV	1,558,897	38,176
	Koninklijke Philips NV	1,913,164	36,393
	DSM-Firmenich AG	359,348	32,577
	Akzo Nobel NV	353,432	23,710
	ArcelorMittal SA	1,030,388	22,800
	Koninklijke KPN NV	6,596,318	22,171
	Heineken Holding NV	272,280	20,716
	NN Group NV	584,182	18,736
	EXOR NV	211,730	18,173
	Aegon Ltd.	3,512,117	17,080
	BE Semiconductor Industries NV	157,356	16,255
	IMCD NV	118,445	14,260
	Randstad NV	227,939	11,804
	ASR Nederland NV	302,464	11,288
[1]	ABN AMRO Bank NV GDR	792,866	10,679
	JDE Peet's NV	250,440	6,955
[1]	Signify NV	260,811	6,761
	Arcadis NV	149,724	6,328
	Aalberts NV	200,663	6,265
*,1	Just Eat Takeaway.com NV	412,126	5,022
	OCI NV	201,034	4,684
	Koninklijke Vopak NV	135,315	4,562
*	InPost SA	425,882	4,214
	SBM Offshore NV	321,164	4,000
*	Fugro NV	231,101	3,817
	Allfunds Group plc	702,762	3,597
*,2	Galapagos NV	101,142	3,365
[1]	CTP NV	214,091	3,121
	TKH Group NV	84,958	3,108

12

European Stock Index Fund
		Shares	Market Value• ($000)
*,1,2	Basic-Fit NV	107,695	2,755
	APERAM SA	87,848	2,434
	Eurocommercial Properties NV	105,091	2,256
	Corbion NV	122,873	2,128
	Van Lanschot Kempen NV	75,836	2,038
	AMG Critical Materials NV	65,771	1,715
	PostNL NV	772,335	1,439
*,1	Alfen NV	44,970	1,418
	Wereldhave NV	83,497	1,259
	Sligro Food Group NV	69,936	1,193
	Koninklijke BAM Groep NV	557,012	1,151
	Flow Traders Ltd.	55,811	1,020
*	TomTom NV	143,215	858
	Vastned Retail NV	35,638	714
	NSI NV	37,750	682
	Brunel International NV	44,248	617
[1]	B&S Group SARL	49,140	178
*,2	Ebusco Holding NV	18,170	111
	Majorel Group Luxembourg SA	2,024	64
			1,341,611
Norway (1.4%)
	Equinor ASA	1,934,732	64,858
	DNB Bank ASA	2,128,143	38,396
	Aker BP ASA	636,300	18,339
	Norsk Hydro ASA	2,756,936	15,722
	Mowi ASA	916,203	14,888
	Telenor ASA	1,300,675	13,296
	Yara International ASA	338,242	11,068
	Orkla ASA	1,582,004	10,904
	Storebrand ASA	861,902	7,198
	Subsea 7 SA	491,812	6,460
	Kongsberg Gruppen ASA	155,239	6,341
	Salmar ASA	131,302	6,226
	Gjensidige Forsikring ASA	351,934	5,278
*	Adevinta ASA	573,441	5,040
	Bakkafrost P/F	105,860	4,779
	SpareBank 1 SR-Bank ASA	365,089	3,965
	Var Energi ASA	1,164,614	3,935
	TOMRA Systems ASA	486,965	3,860
	Schibsted ASA Class B	204,428	3,793
	TGS ASA	247,269	3,382
	Hafnia Ltd.	507,378	3,334
	SpareBank 1 SMN	266,570	3,234
*	Nordic Semiconductor ASA	389,623	3,166
	Schibsted ASA Class A	156,424	3,134
	Aker ASA Class A	49,084	2,952
	Borregaard ASA	207,676	2,819
*,2	Borr Drilling Ltd. ADR	450,112	2,806
*	Kahoot! ASA	816,343	2,557
	Leroy Seafood Group ASA	581,263	2,302
[1]	BW LPG Ltd.	157,524	2,230
		Shares	Market Value• ($000)
	Protector Forsikring ASA	140,563	2,202
	Aker Solutions ASA	543,184	2,169
*	NEL ASA	3,046,133	2,003
	Veidekke ASA	226,740	1,956
[1]	Europris ASA	333,915	1,893
	FLEX LNG Ltd.	59,757	1,832
	Atea ASA	175,621	1,827
	Wallenius Wilhelmsen ASA	211,640	1,779
*,1	AutoStore Holdings Ltd.	1,490,968	1,651
	Stolt-Nielsen Ltd.	45,263	1,491
	Sparebank 1 Oestlandet	113,724	1,263
[1]	Scatec ASA	246,659	1,247
	Austevoll Seafood ASA	178,951	1,223
[1]	Entra ASA	144,726	1,131
	DNO ASA	1,091,968	1,113
	MPC Container Ships ASA	770,935	1,090
	Hoegh Autoliners ASA	129,344	1,046
*,1	Crayon Group Holding ASA	168,083	971
[1]	Elkem ASA	572,747	887
	Wilh Wilhelmsen Holding ASA Class A	29,745	836
	Grieg Seafood ASA	119,956	797
	Bonheur ASA	42,741	739
*	Aker Carbon Capture ASA	720,659	685
	Hexagon Composites ASA	255,344	602
*	BW Energy Ltd.	157,388	394
	BW Offshore Ltd.	185,747	388
*,2	Aker Horizons ASA	442,280	135
*	Hexagon Purus ASA	87,638	81
			309,693
Poland (0.6%)
	ORLEN SA	1,198,446	18,952
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,765,514	18,289
	Powszechny Zaklad Ubezpieczen SA	1,164,603	13,178
	Bank Polska Kasa Opieki SA	326,407	9,919
*,1	Dino Polska SA	100,186	9,493
	KGHM Polska Miedz SA	284,513	7,592
*	Santander Bank Polska SA	68,954	7,489
*,1	Allegro.eu SA	1,030,606	7,393
	LPP SA	2,239	7,213
	KRUK SA	35,977	3,980
	CD Projekt SA	136,569	3,410
	Grupa Kety SA	20,034	3,379
*	mBank SA	26,589	3,287
*	PGE Polska Grupa Energetyczna SA	1,805,043	3,135
*	Alior Bank SA	191,645	3,017
	Orange Polska SA	1,371,285	2,544
*	Bank Millennium SA	1,250,509	2,176
	Asseco Poland SA	110,840	2,029

13

European Stock Index Fund
		Shares	Market Value• ($000)
*	Tauron Polska Energia SA	1,943,615	1,709
	Bank Handlowy w Warszawie SA	65,661	1,345
*	Jastrzebska Spolka Weglowa SA	109,341	1,299
*	Pepco Group NV	306,451	1,242
*	AmRest Holdings SE	159,204	1,010
*	CCC SA	104,165	986
*	Cyfrowy Polsat SA	315,121	982
*	Enea SA	519,608	901
	Warsaw Stock Exchange	56,564	525
*	Grupa Azoty SA	98,572	516
			136,990
Portugal (0.4%)
	EDP - Energias de Portugal SA	6,251,407	26,272
	Galp Energia SGPS SA	1,037,876	15,625
	Jeronimo Martins SGPS SA	572,839	13,207
	EDP Renovaveis SA	609,663	9,808
*	Banco Comercial Portugues SA Class R	16,056,268	4,928
	REN - Redes Energeticas Nacionais SGPS SA	813,131	2,117
	Navigator Co. SA	524,457	2,088
	Sonae SGPS SA	1,890,323	1,860
	NOS SGPS SA	383,923	1,403
*,2	Greenvolt-Energias Renovaveis SA	135,907	908
	Altri SGPS SA	155,733	753
	CTT-Correios de Portugal SA	192,544	734
	Corticeira Amorim SGPS SA	71,056	690
	Semapa-Sociedade de Investimento e Gestao	31,069	439
			80,832
Spain (4.0%)
	Iberdrola SA (XMAD)	12,356,445	137,429
	Banco Santander SA	33,261,237	122,333
	Banco Bilbao Vizcaya Argentaria SA	12,416,451	97,683
	Industria de Diseno Textil SA	2,180,607	75,270
	Amadeus IT Group SA	934,894	53,357
	Telefonica SA	10,412,286	40,219
	Repsol SA	2,665,593	39,030
[1]	Cellnex Telecom SA	1,162,470	34,172
	Ferrovial SE	1,074,490	32,338
	CaixaBank SA	7,860,022	31,955
[1]	Aena SME SA	146,148	21,206
	ACS Actividades de Construccion y Servicios SA	457,668	16,551
	Redeia Corp. SA	893,672	13,937
	Banco de Sabadell SA	10,885,646	13,535
	Endesa SA	658,161	12,383
	Bankinter SA	1,423,947	9,004
	Enagas SA	517,071	8,650
		Shares	Market Value• ($000)
	Naturgy Energy Group SA	284,794	8,058
*	Grifols SA	704,316	7,903
	Acciona SA	47,664	6,009
	Merlin Properties Socimi SA	688,311	5,739
	Fluidra SA	282,398	4,979
	Viscofan SA	80,285	4,641
	Mapfre SA	2,043,052	4,247
	Acerinox SA	405,685	3,953
	Indra Sistemas SA	259,478	3,643
	Inmobiliaria Colonial Socimi SA	648,960	3,641
	Corp. ACCIONA Energias Renovables SA	118,997	3,223
	Cia de Distribucion Integral Logista Holdings SA	129,323	3,176
	Applus Services SA	270,301	2,848
	Vidrala SA (XMAD)	38,115	2,833
	Ebro Foods SA	157,742	2,685
[1]	Unicaja Banco SA	2,574,652	2,683
	CIE Automotive SA	103,292	2,634
*	Solaria Energia y Medio Ambiente SA	167,788	2,517
	Laboratorios Farmaceuticos Rovi SA	43,859	2,346
	Sacyr SA	781,188	2,256
	Faes Farma SA	658,247	2,068
	Construcciones y Auxiliar de Ferrocarriles SA	53,126	1,587
	Almirall SA	172,185	1,568
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,449,147	1,249
[2]	Fomento de Construcciones y Contratas SA	93,756	1,189
[1]	Gestamp Automocion SA	320,702	1,180
*	Melia Hotels International SA	211,429	1,176
	Pharma Mar SA	28,519	972
*	Tecnicas Reunidas SA	95,248	840
	Ence Energia y Celulosa SA	264,868	792
	Lar Espana Real Estate Socimi SA	135,393	786
[1]	Global Dominion Access SA	231,389	753
	Prosegur Cia de Seguridad SA	502,124	751
	Atresmedia Corp. de Medios de Comunicacion SA	181,320	679
[1]	Neinor Homes SA	54,956	567
[1]	Prosegur Cash SA	801,745	437
*	Distribuidora Internacional de Alimentacion SA	27,678,993	358
*,2	NH Hotel Group SA	51,716	211
			856,229

14

European Stock Index Fund
		Shares	Market Value• ($000)
Sweden (5.0%)
	Atlas Copco AB Class A	5,221,642	67,615
	Investor AB Class B	3,450,303	63,338
	Volvo AB Class B	3,061,573	60,666
	Assa Abloy AB Class B	2,016,366	42,979
	Sandvik AB	2,234,422	38,059
	Skandinaviska Enskilda Banken AB Class A	3,360,035	37,496
	Hexagon AB Class B	4,385,573	35,741
	Atlas Copco AB Class B	3,165,976	35,564
	Swedbank AB Class A	2,090,160	34,327
[1]	Evolution AB	381,712	34,013
	Essity AB Class B	1,264,582	28,835
	Telefonaktiebolaget LM Ericsson Class B	6,066,670	27,177
	Svenska Handelsbanken AB Class A	3,095,767	26,394
	Epiroc AB Class A	1,299,172	21,403
	Alfa Laval AB	641,900	20,802
	H & M Hennes & Mauritz AB Class B	1,365,475	18,345
	Nibe Industrier AB Class B	3,020,874	17,398
	Svenska Cellulosa AB SCA Class B	1,232,939	16,918
	Investor AB Class A (XSTO)	877,487	15,971
	EQT AB	870,442	15,903
	Boliden AB	569,512	14,598
	SKF AB Class B	801,079	12,987
	Trelleborg AB Class B	460,983	11,658
	Skanska AB Class B	743,349	11,161
	Telia Co. AB	5,150,992	10,920
	Epiroc AB Class B	778,074	10,804
	Indutrade AB	583,101	10,335
	Volvo AB Class A	497,282	9,970
	Saab AB Class B	191,235	9,824
	Lifco AB Class B	471,587	8,629
	Castellum AB	891,431	8,543
	Getinge AB Class B	464,583	8,364
	SSAB AB Class B	1,427,171	8,280
	Tele2 AB Class B	1,148,871	8,159
	Securitas AB Class B	1,008,722	8,080
	Industrivarden AB Class C	308,224	7,949
*	Swedish Orphan Biovitrum AB	374,083	7,696
	Beijer Ref AB	774,905	7,367
	AAK AB	360,047	6,847
	Industrivarden AB Class A	261,805	6,774
	AddTech AB Class B	460,595	6,771
	Sagax AB Class B	367,194	6,647
	Holmen AB Class B	167,828	6,334
	L E Lundbergforetagen AB Class B	152,243	6,218
*	Fastighets AB Balder Class B	1,299,895	5,523
	Husqvarna AB Class B	847,451	5,491
		Shares	Market Value• ($000)
	Investment AB Latour Class B	298,158	5,164
	Nordnet AB publ	353,239	5,001
	Axfood AB	224,961	4,974
[1]	Thule Group AB	216,773	4,934
	Elekta AB Class B	710,411	4,839
	Hexpol AB	511,784	4,542
	Avanza Bank Holding AB	258,914	4,377
*	Kinnevik AB Class B	496,204	4,243
[1]	Dometic Group AB	668,946	4,128
	Billerud Aktiebolag	441,703	4,104
	Fortnox AB	1,030,466	4,085
	Fabege AB	522,116	3,896
	Loomis AB	147,918	3,842
	Sweco AB Class B	416,399	3,839
*	Volvo Car AB Class B	1,110,723	3,831
*	Electrolux AB Class B	446,676	3,759
	Lagercrantz Group AB Class B	394,860	3,604
	Wihlborgs Fastigheter AB	551,284	3,573
	Sectra AB Class B	311,415	3,368
	Mycronic AB	141,944	3,110
	Vitec Software Group AB Class B	70,385	2,809
	Hemnet Group AB	160,520	2,788
*	Embracer Group AB	1,628,678	2,652
[1]	Munters Group AB	217,177	2,651
[1]	Bravida Holding AB	422,803	2,645
	SSAB AB Class A	438,954	2,630
	Wallenstam AB Class B	710,391	2,403
	Hufvudstaden AB Class A	222,762	2,375
*	Betsson AB Class B	232,920	2,344
	Alleima AB	383,879	2,337
	Bure Equity AB	113,874	2,277
	Catena AB	68,390	2,266
	Lindab International AB	144,439	2,226
	Granges AB	222,673	2,144
	AFRY AB	201,968	2,122
*,1	Sinch AB	1,284,777	2,036
	HMS Networks AB	58,277	1,933
	Electrolux Professional AB Class B	470,979	1,905
	Nyfosa AB	378,823	1,833
	Pandox AB	183,125	1,802
	Vitrolife AB	137,477	1,792
*	Modern Times Group MTG AB Class B	218,512	1,754
	Storskogen Group AB Class B	2,876,493	1,704
	NCC AB Class B	161,883	1,658
	AddNode Group AB	261,956	1,633
	Nolato AB Class B	366,970	1,623
	Arjo AB Class B	460,349	1,540
	Medicover AB Class B	132,192	1,491
	Peab AB Class B	396,586	1,478
	AddLife AB Class B	224,656	1,468
	Atrium Ljungberg AB Class B	94,427	1,452
	Beijer Alma AB	90,841	1,445
	Bufab AB	59,524	1,415
	JM AB	131,887	1,407

15

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	BioArctic AB	68,937	1,393
	Instalco AB	487,479	1,365
	Bilia AB Class A	144,365	1,341
*	Sdiptech AB Class B	66,595	1,309
*	OX2 AB	306,384	1,239
*	Camurus AB	41,267	1,237
	Troax Group AB	73,854	1,184
	Ratos AB Class B	417,708	1,164
	Biotage AB	111,303	1,137
	Mips AB	45,302	1,117
	Cibus Nordic Real Estate AB publ	114,623	1,076
	Dios Fastigheter AB	189,817	1,028
	INVISIO AB	66,770	1,006
*	Stillfront Group AB	934,610	967
[2]	Hexatronic Group AB	406,612	950
*,1	Scandic Hotels Group AB	280,176	944
	Corem Property Group AB Class B	1,424,087	919
	NP3 Fastigheter AB	63,569	849
*	Truecaller AB Class B	350,680	849
[2]	Intrum AB	160,414	824
*,1	Boozt AB	117,333	821
	SkiStar AB	86,202	820
	Clas Ohlson AB Class B	76,292	801
	Systemair AB	138,551	761
	Skandinaviska Enskilda Banken AB	65,822	757
	Cloetta AB Class B	471,727	757
	Fagerhult Group AB	143,577	726
*,1	Attendo AB	223,141	707
	MEKO AB	86,889	700
[2]	Samhallsbyggnadsbolaget i Norden AB	2,201,442	640
[2]	Svenska Handelsbanken AB Class B	60,189	621
	Platzer Fastigheter Holding AB Class B	116,428	611
[1]	Resurs Holding AB	298,397	582
	Investment AB Oresund	63,679	569
*	Norion Bank AB	165,924	536
	Sagax AB Class D	222,835	502
	Telefonaktiebolaget LM Ericsson Class A	82,370	386
*,2	Viaplay Group AB	161,990	347
	Volati AB	40,524	305
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	386,297	121
	NCC AB Class A	2,341	24
	Husqvarna AB Class A	386	2
			1,070,118
Switzerland (14.2%)
	Nestle SA (Registered)	5,549,492	598,450
	Novartis AG (Registered)	4,298,716	402,444
	Roche Holding AG	1,439,866	371,067
	Zurich Insurance Group AG	308,157	146,372
		Shares	Market Value• ($000)
	UBS Group AG (Registered)	5,958,823	140,011
	Cie Financiere Richemont SA Class A (Registered)	1,064,523	125,588
	ABB Ltd. (Registered)	3,105,184	104,327
	Alcon Inc.	1,021,321	73,102
	Sika AG (Registered)	278,170	66,569
	Swiss Re AG	599,508	65,504
	Holcim AG	1,026,935	63,493
	Givaudan SA (Registered)	16,563	55,130
	Lonza Group AG (Registered)	153,815	53,867
	Partners Group Holding AG	45,746	48,439
	Swiss Life Holding AG (Registered)	68,825	44,205
	Geberit AG (Registered)	68,997	32,126
	Swisscom AG (Registered)	52,785	31,628
	Kuehne & Nagel International AG (Registered)	104,498	28,179
	Straumann Holding AG (Registered)	221,905	26,226
	Logitech International SA (Registered)	326,530	25,702
	Julius Baer Group Ltd.	424,375	25,149
	Sonova Holding AG (Registered)	104,960	24,877
	SGS SA (Registered)	300,183	24,516
	Chocoladefabriken Lindt & Spruengli AG (Registered)	217	23,639
*	Sandoz Group AG	859,460	22,345
	Chocoladefabriken Lindt & Spruengli AG	2,005	22,198
[1]	VAT Group AG	53,250	18,884
	Schindler Holding AG (XSWX)	84,654	17,127
	Roche Holding AG (Bearer)	59,634	16,251
	Swatch Group AG (Bearer)	63,371	16,221
	SIG Group AG	685,196	15,106
	Swiss Prime Site AG (Registered)	157,546	14,644
	Baloise Holding AG (Registered)	93,595	13,439
	Adecco Group AG (Registered)	330,384	12,503
	PSP Swiss Property AG (Registered)	94,111	11,579
	Barry Callebaut AG (Registered)	7,386	11,199
	EMS-Chemie Holding AG (Registered)	14,764	10,099
	Helvetia Holding AG (Registered)	72,708	9,774
	Temenos AG (Registered)	125,377	9,033
	Georg Fischer AG (Registered)	169,874	8,815

16

European Stock Index Fund
		Shares	Market Value• ($000)
	Belimo Holding AG (Registered)	19,203	8,085
	Schindler Holding AG (Registered)	39,407	7,682
	Tecan Group AG (Registered)	26,447	7,611
[1]	Galenica AG	100,724	7,610
*	Dufry AG (Registered)	213,394	7,480
	Flughafen Zurich AG (Registered)	39,501	7,381
	Siegfried Holding AG (Registered)	8,450	6,701
	Clariant AG (Registered)	469,817	6,675
	Banque Cantonale Vaudoise (Registered)	58,600	6,624
	BKW AG	37,330	6,276
	Softwareone Holding AG	251,435	4,954
	Allreal Holding AG (Registered)	30,168	4,841
	Accelleron Industries AG	194,593	4,806
	Bucher Industries AG (Registered)	13,407	4,786
	Bachem Holding AG	65,526	4,760
	DKSH Holding AG	73,782	4,518
	Inficon Holding AG (Registered)	3,967	4,294
	Swatch Group AG (Registered)	88,431	4,283
	Cembra Money Bank AG	61,018	4,207
	Emmi AG (Registered)	4,421	4,174
	Mobimo Holding AG (Registered)	14,848	4,101
	Stadler Rail AG	110,015	3,722
	SFS Group AG	36,221	3,624
	Valiant Holding AG (Registered)	32,750	3,571
*	Aryzta AG	1,908,757	3,498
	Swissquote Group Holding SA (Registered)	18,077	3,472
	Vontobel Holding AG (Registered)	56,356	3,297
	Landis & Gyr Group AG	44,111	3,273
	Burckhardt Compression Holding AG	6,436	3,263
	St Galler Kantonalbank AG (Registered)	5,808	3,153
	Interroll Holding AG (Registered)	1,188	3,132
	Comet Holding AG (Registered)	15,351	3,019
	Sulzer AG (Registered)	35,667	2,944
	dormakaba Holding AG	6,203	2,835
	VZ Holding AG	27,772	2,732
	Daetwyler Holding AG	15,242	2,697
		Shares	Market Value• ($000)
	Huber and Suhner AG (Registered)	35,516	2,432
	Kardex Holding AG (Registered)	12,017	2,323
	LEM Holding SA (Registered)	1,023	2,071
	Forbo Holding AG (Registered)	1,821	2,008
*,2	Meyer Burger Technology AG	7,495,073	2,008
	EFG International AG	164,772	1,980
	Ypsomed Holding AG (Registered)	7,114	1,961
	Komax Holding AG (Registered)	9,748	1,935
*,2	ams-OSRAM AG	518,469	1,850
	SKAN Group AG	22,829	1,723
*,1	Sensirion Holding AG	21,722	1,627
	OC Oerlikon Corp. AG (Registered)	378,503	1,508
	Intershop Holding AG	2,171	1,441
[1]	Medacta Group SA	12,425	1,427
	ALSO Holding AG (Registered)	5,425	1,384
	u-blox Holding AG	13,980	1,322
	Bystronic AG	2,677	1,280
	Bell Food Group AG (Registered)	3,976	1,184
	Bossard Holding AG (Registered) Class A	5,435	1,122
	Zehnder Group AG	20,647	1,070
	Schweiter Technologies AG	1,908	1,068
	Vetropack Holding AG (Registered)	27,088	1,062
[1]	Medmix AG	49,877	1,037
	PIERER Mobility AG	17,973	1,029
	Leonteq AG	23,489	1,012
*	Basilea Pharmaceutica AG (Registered)	24,884	969
	Implenia AG (Registered)	30,457	947
*	Autoneum Holding AG	7,568	859
	Hiag Immobilien Holding AG	9,228	794
	Arbonia AG	92,155	789
*,1	Medartis Holding AG	9,404	748
*	DocMorris AG	16,691	694
	COSMO Pharmaceuticals NV	17,977	683
*,1	PolyPeptide Group AG	31,834	598
	Investis Holding SA	5,528	573
*,1	Montana Aerospace AG	46,179	556
	Rieter Holding AG (Registered)	6,486	551
*,2	Idorsia Ltd.	252,174	480
	VP Bank AG Class A	4,892	443
	APG SGA SA	2,162	402
*	Aryzta AG (XSWX)	24,200	44
			3,048,902

17

European Stock Index Fund
		Shares	Market Value• ($000)
United Kingdom (24.5%)
	Shell plc (XLON)	12,734,618	410,396
	AstraZeneca plc	3,069,024	384,253
	HSBC Holdings plc	41,002,413	296,055
	Unilever plc (XLON)	5,207,264	246,619
	BP plc	35,178,222	214,799
	Diageo plc	4,590,808	173,606
	GSK plc	8,354,926	148,941
	Rio Tinto plc	2,261,888	144,310
	British American Tobacco plc	4,619,848	138,006
	RELX plc	3,936,774	137,502
	Glencore plc	25,587,052	135,530
	Reckitt Benckiser Group plc	1,487,930	99,553
	London Stock Exchange Group plc	941,406	94,983
	Compass Group plc	3,618,992	91,240
	National Grid plc	7,629,766	90,969
	BAE Systems plc	6,329,681	85,111
	CRH plc (SGMX)	1,499,692	80,484
	Lloyds Banking Group plc	133,406,877	64,929
	Ferguson plc	425,674	63,938
	Anglo American plc	2,505,572	63,841
	Prudential plc (XLON)	5,714,754	59,756
	Experian plc	1,902,002	57,704
*	Flutter Entertainment plc (XDUB)	366,135	57,580
	Ashtead Group plc	905,805	51,950
	Barclays plc	32,177,423	51,646
	Tesco plc	14,678,187	48,167
	3i Group plc	1,977,418	46,623
	Haleon plc	11,434,998	45,832
*	Rolls-Royce Holdings plc	17,405,547	45,815
	SSE plc	2,263,680	44,987
	Vodafone Group plc	45,423,688	41,814
	Imperial Brands plc	1,875,347	39,953
	Shell plc	1,191,185	38,913
	Standard Chartered plc	4,743,643	36,371
	Legal & General Group plc	12,331,258	31,771
	Aviva plc	5,665,153	27,440
	Rentokil Initial plc	5,230,899	26,638
	Sage Group plc	2,132,610	25,194
	Bunzl plc	702,277	25,055
	Informa plc	2,884,693	24,994
	NatWest Group plc	11,411,916	24,830
	InterContinental Hotels Group plc	347,787	24,645
	Centrica plc	11,517,639	22,048
	Segro plc	2,534,562	22,031
	Next plc	251,924	21,122
	Smith & Nephew plc	1,811,640	20,274
	Admiral Group plc	629,248	18,697
	WPP plc	2,157,019	18,575
	Severn Trent plc	568,869	18,379
	United Utilities Group plc	1,419,488	18,359
	BT Group plc	13,063,694	17,942
	Halma plc	784,836	17,650
	Smurfit Kappa Group plc	539,867	17,624
	Associated British Foods plc	710,023	17,515
		Shares	Market Value• ($000)
	Pearson plc	1,481,258	17,147
	Whitbread plc	407,981	16,543
	Mondi plc (XLON)	1,006,842	16,286
	Burberry Group plc	779,677	16,069
	Melrose Industries plc (XLON)	2,787,632	15,872
	Intertek Group plc	335,224	15,613
	Croda International plc	290,107	15,462
	Spirax-Sarco Engineering plc	152,381	15,210
	Entain plc	1,318,206	14,965
	Smiths Group plc	730,066	14,321
[1]	Auto Trader Group plc	1,858,294	14,057
	B&M European Value Retail SA	1,936,055	12,464
*	Wise plc Class A	1,469,846	11,946
	Antofagasta plc	719,563	11,766
	DCC plc	205,262	11,403
	J Sainsbury plc	3,602,365	11,271
	Weir Group plc	539,422	11,204
	M&G plc	4,503,576	10,875
*	Marks & Spencer Group plc	4,077,542	10,767
	Land Securities Group plc	1,535,065	10,641
	Dechra Pharmaceuticals plc	229,500	10,637
	Berkeley Group Holdings plc	215,803	10,608
	Coca-Cola HBC AG	407,697	10,584
	Barratt Developments plc	2,021,827	10,196
	Kingfisher plc	3,943,816	10,071
	Taylor Wimpey plc	7,311,698	9,875
	Rightmove plc	1,684,123	9,712
	IMI plc	533,525	9,528
	Diploma plc	271,639	9,418
	Intermediate Capital Group plc	581,287	9,255
	DS Smith plc	2,666,559	9,249
	St. James's Place plc	1,121,014	8,739
	Beazley plc	1,377,559	8,629
	Howden Joinery Group plc	1,092,193	8,482
[1]	ConvaTec Group plc	3,388,180	8,420
	Phoenix Group Holdings plc	1,523,221	8,414
	Spectris plc	217,122	8,204
	Games Workshop Group plc	68,143	8,193
	Persimmon plc	660,141	8,175
	RS Group plc	977,726	8,069
	Hiscox Ltd.	697,681	7,966
	JD Sports Fashion plc	5,118,156	7,958
	Schroders plc	1,745,962	7,862
	Endeavour Mining plc	380,512	7,851
	Hikma Pharmaceuticals plc	336,175	7,789
	Abrdn plc	3,957,267	7,555
	UNITE Group plc	712,280	7,538
	Investec plc	1,287,850	7,171
*	Ocado Group plc	1,260,270	7,152
	British Land Co. plc	1,927,690	6,988
	Johnson Matthey plc	376,307	6,841

18

European Stock Index Fund
		Shares	Market Value• ($000)
	Hargreaves Lansdown plc	787,506	6,782
	Man Group plc	2,442,881	6,531
	Tritax Big Box REIT plc	3,913,576	6,516
	Tate & Lyle plc	834,333	6,402
	Rotork plc	1,782,776	6,375
	Bellway plc	249,657	6,353
	Inchcape plc	778,985	6,316
	Vistry Group plc	718,751	6,195
	Greggs plc	210,222	6,064
	ITV plc	7,784,967	6,062
	IG Group Holdings plc	771,306	5,992
	Britvic plc	535,322	5,461
	Derwent London plc	230,958	5,133
*	Direct Line Insurance Group plc	2,725,018	5,024
*	Indivior plc	260,394	4,992
	Pennon Group plc	542,841	4,801
	Cranswick plc	111,638	4,747
*	TUI AG	927,322	4,687
	Computacenter plc	143,338	4,483
	Virgin Money UK plc	2,447,058	4,446
	LondonMetric Property plc	2,197,673	4,429
	Balfour Beatty plc	1,172,150	4,418
*,1	Network International Holdings plc	928,278	4,393
	QinetiQ Group plc	1,074,123	4,330
*	International Distributions Services plc	1,385,999	4,260
	Harbour Energy plc	1,363,517	4,214
*,1	Deliveroo plc	2,652,997	4,198
	Grainger plc	1,498,991	4,149
	Drax Group plc	807,232	4,147
	Big Yellow Group plc	351,326	4,086
*	International Consolidated Airlines Group SA	2,312,982	4,064
	Serco Group plc	2,301,661	3,999
	Travis Perkins plc	442,698	3,989
	Softcat plc	258,036	3,975
	Hays plc	3,305,165	3,873
	Grafton Group plc CDI	410,408	3,863
	WH Smith plc	258,937	3,657
	Safestore Holdings plc	435,445	3,624
*	Darktrace plc	845,132	3,606
	Shaftesbury Capital plc	2,826,345	3,583
*	SSP Group plc	1,622,946	3,552
	4imprint Group plc	57,938	3,546
	Genus plc	136,186	3,543
	Lancashire Holdings Ltd.	503,793	3,479
*	easyJet plc	777,054	3,466
	Moneysupermarket.com Group plc	1,088,160	3,434
	Dowlais Group plc	2,813,670	3,426
	Pets at Home Group plc	1,000,799	3,422
	TBC Bank Group plc	103,334	3,377
	Mitie Group plc	2,798,692	3,359
	Hill & Smith plc	166,834	3,344
	Redrow plc	560,684	3,323
		Shares	Market Value• ($000)
*	Oxford Nanopore Technologies plc	1,330,580	3,293
	Domino's Pizza Group plc	779,368	3,252
	LXI REIT plc	3,109,453	3,250
	TP ICAP Group plc	1,646,881	3,153
[1]	Airtel Africa plc	2,267,646	3,124
*	Carnival plc	303,874	3,119
	OSB Group plc	839,586	3,065
*,1	Trainline plc	964,863	3,050
*	Playtech plc	636,022	3,037
	Victrex plc	180,475	3,024
	Bank of Georgia Group plc	74,549	3,018
	Close Brothers Group plc	310,795	3,017
	Assura plc	5,982,739	2,980
	Pagegroup plc	646,450	2,962
	Primary Health Properties plc	2,709,971	2,961
*,1	Watches of Switzerland Group plc	483,779	2,954
	Energean plc	284,875	2,950
	Dunelm Group plc	238,165	2,825
*	Ascential plc	884,623	2,818
	Plus500 Ltd.	163,690	2,808
[1]	Quilter plc	2,841,094	2,765
	Bodycote plc	393,798	2,754
	Firstgroup plc	1,420,753	2,734
	Telecom Plus plc	143,292	2,686
	Coats Group plc	3,267,143	2,685
	Future plc	247,676	2,674
	Kainos Group plc	193,931	2,648
	Savills plc	276,266	2,647
	Renishaw plc	70,157	2,636
	Fresnillo plc	380,997	2,564
*	Frasers Group plc	258,896	2,530
	Paragon Banking Group plc	465,599	2,511
*	Babcock International Group plc	523,041	2,489
	Bytes Technology Group plc (XLON)	412,233	2,467
	Oxford Instruments plc	111,838	2,454
*	IWG plc	1,523,854	2,445
*	John Wood Group plc	1,402,023	2,428
	Centamin plc	2,386,100	2,391
	Supermarket Income REIT plc	2,619,322	2,313
	Sirius Real Estate Ltd.	2,365,229	2,298
[1]	JTC plc	292,173	2,274
	Rathbones Group plc	123,499	2,253
	Vesuvius plc	440,579	2,162
	Hammerson plc	8,011,013	2,150
	Great Portland Estates plc	448,546	2,129
	Morgan Sindall Group plc	88,668	2,031
	Chemring Group plc	592,367	2,017
	Just Group plc	2,166,024	1,993
	Ashmore Group plc	948,114	1,956
	Redde Northgate plc	472,014	1,931
	Premier Foods plc	1,334,028	1,899
	AJ Bell plc	605,171	1,864
	Rhi Magnesita NV	59,230	1,849

19

European Stock Index Fund
		Shares	Market Value• ($000)
	Workspace Group plc	297,277	1,747
	Volution Group plc	393,266	1,735
*	THG plc	2,024,798	1,729
*	Elementis plc	1,175,423	1,692
	Dr. Martens plc	1,172,864	1,663
	Senior plc	874,789	1,661
	Clarkson plc	50,876	1,637
	Morgan Advanced Materials plc	587,039	1,608
	Genuit Group plc	495,876	1,600
	IntegraFin Holdings plc	595,367	1,585
	Diversified Energy Co. plc	1,935,777	1,575
[1]	Spire Healthcare Group plc	596,784	1,549
*,1	Aston Martin Lagonda Global Holdings plc	558,026	1,489
*	J D Wetherspoon plc	191,309	1,470
	C&C Group plc	828,527	1,404
	Spirent Communications plc	1,180,895	1,399
	Keller Group plc	146,432	1,384
*	Mitchells & Butlers plc	531,694	1,342
	Ninety One plc	691,914	1,331
	Hilton Food Group plc	164,365	1,307
*	Auction Technology Group plc	184,106	1,256
	Marshalls plc	473,368	1,191
	Essentra plc	642,295	1,161
*	Helios Towers plc	1,572,113	1,160
[1]	Ibstock plc	775,691	1,155
[1]	Bridgepoint Group plc	515,587	1,141
*	Moonpig Group plc	568,178	1,140
*	Greencore Group plc	1,036,941	1,136
	Currys plc	2,022,528	1,101
	AG Barr plc	181,892	1,087
[1]	Petershill Partners plc	601,511	1,082
	Halfords Group plc	442,272	1,081
	IP Group plc	2,007,583	1,072
	UK Commercial Property REIT Ltd.	1,610,512	1,033
	Crest Nicholson Holdings plc	523,508	1,019
*	PureTech Health plc	547,588	1,014
[1]	TI Fluid Systems plc	650,828	979
*	Tullow Oil plc	2,373,060	960
	FDM Group Holdings plc	180,694	959
*	AO World plc	900,444	916
*	Molten Ventures plc	313,407	899
	Balanced Commercial Property Trust Ltd.	1,148,095	883
*	S4 Capital plc	1,133,650	876
	Liontrust Asset Management plc	128,023	873
	Picton Property Income Ltd.	1,099,170	870
	Mobico Group plc	1,103,096	840
	Wickes Group plc	531,530	829
	Jupiter Fund Management plc	866,221	827
		Shares	Market Value• ($000)
*,1	Trustpilot Group plc	667,253	813
*	888 Holdings plc	782,072	779
	PZ Cussons plc	475,667	774
	NCC Group plc	580,977	754
	Vanquis Banking Group plc	532,139	748
*	Hochschild Mining plc	630,847	719
[3]	Home REIT plc	1,529,958	708
*	Capita plc	3,417,295	697
*	Alphawave IP Group plc	566,278	675
*,2	ASOS plc	135,348	654
*,2	Synthomer plc	251,216	580
*	Ferrexpo plc	581,861	535
*,2	Petrofac Ltd.	903,745	517
	XP Power Ltd.	38,333	512
	Helical plc	203,451	475
*	SIG plc	1,417,319	470
*	Oxford Biomedica plc	179,338	463
	Ithaca Energy plc	215,046	437
	CLS Holdings plc	374,627	396
	Capricorn Energy plc	206,247	392
*	Rank Group plc	419,614	344
[1]	Bakkavor Group plc	306,243	328
[1]	CMC Markets plc	220,206	253
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,260,217
United States (0.0%)
*	Seadrill Ltd.	64,964	2,581
	Gen Digital Inc.	45	1
			2,582
Total Common Stocks (Cost $25,278,849)			21,205,019
Preferred Stocks (0.5%)
	Volkswagen AG Preference Shares	417,394	44,265
	Henkel AG & Co. KGaA Preference Shares	343,183	24,756
	Sartorius AG Preference Shares	50,976	12,777
	Bayerische Motoren Werke AG Preference Shares	118,317	10,060
	FUCHS SE Preference Shares	141,179	5,734
*	Grifols SA Preference Shares Class B (XMAD)	486,404	3,891
*	Telecom Italia SpA Preference Shares	7,425,823	1,934
	Danieli & C Officine Meccaniche SpA Preference Shares	73,652	1,488
	Sixt SE Preference Shares	25,377	1,462
	Draegerwerk AG & Co. KGaA Preference Shares	17,316	873

20

European Stock Index Fund
		Shares	Market Value• ($000)
	Corem Property Group AB Preference Shares	23,572	362
Total Preferred Stocks (Cost $185,688)			107,602
Rights (0.0%)
*	Finnair OYJ Exp. 11/17/23	1,287,895	508
*,3	AHL Strom-Munksjo OYJ	19,422	367
*	Vidrala SA Exp. 11/8/23	39,015	144
Total Rights (Cost $1,222)			1,019
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	37
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $84,585)	846,061	84,597
Total Investments (99.4%) (Cost $25,550,344)			21,398,274
Other Assets and Liabilities— Net (0.6%)			124,370
Net Assets (100%)			21,522,644
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $509,773,000, representing 2.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,475,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $45,596,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
21

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2023	601	25,882	(1,164)
FTSE 100 Index	December 2023	184	16,389	(682)
MSCI Europe Index	December 2023	5,662	168,645	(9,328)
				(11,174)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	12/20/23	CHF	2,087	USD	2,293	16	—
JPMorgan Chase Bank, N.A.	12/20/23	DKK	38,560	USD	5,465	18	—
Morgan Stanley Capital Services Inc.	12/20/23	EUR	58,063	USD	62,500	—	(915)
State Street Bank & Trust Co.	12/20/23	EUR	58,063	USD	62,468	—	(883)
Bank of America, N.A.	12/20/23	EUR	49,768	USD	53,733	—	(946)
Morgan Stanley Capital Services Inc.	12/20/23	EUR	5,544	USD	5,854	27	—
Morgan Stanley Capital Services Inc.	12/20/23	GBP	11,114	USD	13,499	15	—
Morgan Stanley Capital Services Inc.	12/20/23	GBP	4,328	USD	5,289	—	(27)
Toronto-Dominion Bank	12/20/23	USD	75,644	CHF	66,801	1,774	—
Royal Bank of Canada	12/20/23	USD	10,515	DKK	72,787	166	—
Citibank, N.A.	12/20/23	USD	5,896	DKK	41,325	20	—
Morgan Stanley Capital Services Inc.	12/20/23	USD	13,586	EUR	12,845	—	(39)
Toronto-Dominion Bank	12/20/23	USD	12,980	EUR	12,127	117	—
Bank of Montreal	12/20/23	USD	3,997	EUR	3,709	63	—
Toronto-Dominion Bank	12/20/23	USD	15,281	GBP	12,261	372	—
State Street Bank & Trust Co.	12/20/23	USD	3,915	NOK	41,679	178	—
BNP Paribas	12/20/23	USD	8,802	SEK	97,350	59	—
Morgan Stanley Capital Services Inc.	12/20/23	USD	5,339	SEK	59,502	—	(6)
						2,825	(2,816)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,482,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $25,465,759)	21,313,677
Affiliated Issuers (Cost $84,585)	84,597
Total Investments in Securities	21,398,274
Investment in Vanguard	802
Cash Collateral Pledged—Futures Contracts	14,193
Cash Collateral Pledged—Forward Currency Contracts	2,120
Cash Collateral Received for ETF Capital Activity	363,514
Foreign Currency, at Value (Cost $9,976)	11,229
Receivables for Investment Securities Sold	1,580
Receivables for Accrued Income	148,131
Receivables for Capital Shares Issued	554
Variation Margin Receivable—Futures Contracts	947
Unrealized Appreciation—Forward Currency Contracts	2,825
Total Assets	21,944,169
Liabilities
Due to Custodian	1,501
Payables for Investment Securities Purchased	208
Collateral for Securities on Loan	45,596
Collateral for ETF Capital Activity	363,514
Payables for Capital Shares Redeemed	4,691
Payables to Vanguard	3,199
Unrealized Depreciation—Forward Currency Contracts	2,816
Total Liabilities	421,525
Net Assets	21,522,644
1 Includes $42,475,000 of securities on loan.
23

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	28,367,337
Total Distributable Earnings (Loss)	(6,844,693)
Net Assets	21,522,644

Investor Shares—Net Assets
Applicable to 386,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,652
Net Asset Value Per Share—Investor Shares	$30.18

ETF Shares—Net Assets
Applicable to 293,646,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,493,999
Net Asset Value Per Share—ETF Shares	$56.17

Admiral Shares—Net Assets
Applicable to 60,009,606 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,216,417
Net Asset Value Per Share—Admiral Shares	$70.26

Institutional Shares—Net Assets
Applicable to 24,266,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	727,047
Net Asset Value Per Share—Institutional Shares	$29.96

Institutional Plus Shares—Net Assets
Applicable to 549,246 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,529
Net Asset Value Per Share—Institutional Plus Shares	$133.87

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	774,634
Interest[2]	2,268
Securities Lending—Net	3,374
Total Income	780,276
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,586
Management and Administrative—Investor Shares	26
Management and Administrative—ETF Shares	11,232
Management and Administrative—Admiral Shares	3,754
Management and Administrative—Institutional Shares	508
Management and Administrative—Institutional Plus Shares	47
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	740
Marketing and Distribution—Admiral Shares	171
Marketing and Distribution—Institutional Shares	20
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,141
Auditing Fees	48
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	198
Shareholders’ Reports—Admiral Shares	74
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	13
Professional Services	2,484
Other Expenses	40
Total Expenses	22,085
Expenses Paid Indirectly	(356)
Net Expenses	21,729
Net Investment Income	758,547
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(334,795)
Futures Contracts	12,501
Forward Currency Contracts	1,817
Foreign Currencies	2,865
Realized Net Gain (Loss)	(317,612)
25

European Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,345,851
Futures Contracts	(8,160)
Forward Currency Contracts	1,582
Foreign Currencies	6,835
Change in Unrealized Appreciation (Depreciation)	2,346,108
Net Increase (Decrease) in Net Assets Resulting from Operations	2,787,043
1	Dividends are net of foreign withholding taxes of $37,288,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,552,000, ($48,000), less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $415,215,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	758,547	780,062
Realized Net Gain (Loss)	(317,612)	109,629
Change in Unrealized Appreciation (Depreciation)	2,346,108	(7,561,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,787,043	(6,672,170)
Distributions
Investor Shares	(406)	(674)
ETF Shares	(590,405)	(630,711)
Admiral Shares	(147,188)	(158,688)
Institutional Shares	(24,959)	(26,630)
Institutional Plus Shares	(2,750)	(3,251)
Total Distributions	(765,708)	(819,954)
Capital Share Transactions
Investor Shares	(2,002)	(8,310)
ETF Shares	1,950,093	(2,702,159)
Admiral Shares	10,780	(69,438)
Institutional Shares	(1,389)	29,736
Institutional Plus Shares	(5,116)	(6,120)
Net Increase (Decrease) from Capital Share Transactions	1,952,366	(2,756,291)
Total Increase (Decrease)	3,973,701	(10,248,415)
Net Assets
Beginning of Period	17,548,943	27,797,358
End of Period	21,522,644	17,548,943

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.83	$36.88	$26.63	$29.84	$27.85
Investment Operations
Net Investment Income[1]	1.007	1.057	.982	.627	1.053
Net Realized and Unrealized Gain (Loss) on Investments	3.353	(10.041)	10.174	(3.221)	1.913
Total from Investment Operations	4.360	(8.984)	11.156	(2.594)	2.966
Distributions
Dividends from Net Investment Income	(1.010)	(1.066)	(.906)	(.616)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.010)	(1.066)	(.906)	(.616)	(.976)
Net Asset Value, End of Period	$30.18	$26.83	$36.88	$26.63	$29.84
Total Return[2]	16.05%	-24.66%	42.12%	-8.68%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$12	$27	$19	$25
Ratio of Total Expenses to Average Net Assets	0.24%[3]	0.25%[3]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.28%	2.82%	2.23%	3.72%
Portfolio Turnover Rate[4]	4%	5%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24% and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$49.95	$68.65	$49.57	$55.54	$51.84
Investment Operations
Net Investment Income[1]	1.985	1.977	1.922	1.247	1.854
Net Realized and Unrealized Gain (Loss) on Investments	6.205	(18.595)	18.939	(5.990)	3.744
Total from Investment Operations	8.190	(16.618)	20.861	(4.743)	5.598
Distributions
Dividends from Net Investment Income	(1.970)	(2.082)	(1.781)	(1.227)	(1.898)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.970)	(2.082)	(1.781)	(1.227)	(1.898)
Net Asset Value, End of Period	$56.17	$49.95	$68.65	$49.57	$55.54
Total Return	16.23%	-24.54%	42.34%	-8.50%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,494	$13,073	$21,547	$11,659	$13,067
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.33%	3.33%	2.95%	2.38%	3.50%
Portfolio Turnover Rate[3]	4%	5%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$62.47	$85.88	$62.01	$69.48	$64.84
Investment Operations
Net Investment Income[1]	2.416	2.431	2.375	1.553	2.298
Net Realized and Unrealized Gain (Loss) on Investments	7.823	(23.251)	23.705	(7.502)	4.693
Total from Investment Operations	10.239	(20.820)	26.080	(5.949)	6.991
Distributions
Dividends from Net Investment Income	(2.449)	(2.590)	(2.210)	(1.521)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.449)	(2.590)	(2.210)	(1.521)	(2.351)
Net Asset Value, End of Period	$70.26	$62.47	$85.88	$62.01	$69.48
Total Return[2]	16.19%	-24.56%	42.30%	-8.55%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,216	$3,745	$5,259	$3,795	$4,671
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.13%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.24%	3.30%	2.93%	2.37%	3.47%
Portfolio Turnover Rate[4]	4%	5%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11% and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.64	$36.62	$26.44	$29.63	$27.65
Investment Operations
Net Investment Income[1]	1.040	1.043	1.019	.667	.993
Net Realized and Unrealized Gain (Loss) on Investments	3.331	(9.912)	10.110	(3.203)	1.998
Total from Investment Operations	4.371	(8.869)	11.129	(2.536)	2.991
Distributions
Dividends from Net Investment Income	(1.051)	(1.111)	(.949)	(.654)	(1.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.051)	(1.111)	(.949)	(.654)	(1.011)
Net Asset Value, End of Period	$29.96	$26.64	$36.62	$26.44	$29.63
Total Return	16.21%	-24.53%	42.34%	-8.54%	11.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$727	$649	$859	$710	$870
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.11%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.28%	3.33%	2.96%	2.39%	3.51%
Portfolio Turnover Rate[3]	4%	5%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$119.02	$163.62	$118.14	$132.38	$123.55
Investment Operations
Net Investment Income[1]	4.703	4.691	4.576	2.989	4.197
Net Realized and Unrealized Gain (Loss) on Investments	14.854	(44.312)	45.160	(14.294)	9.160
Total from Investment Operations	19.557	(39.621)	49.736	(11.305)	13.357
Distributions
Dividends from Net Investment Income	(4.707)	(4.979)	(4.256)	(2.935)	(4.527)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.707)	(4.979)	(4.256)	(2.935)	(4.527)
Net Asset Value, End of Period	$133.87	$119.02	$163.62	$118.14	$132.38
Total Return	16.23%	-24.53%	42.35%	-8.52%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74	$70	$106	$70	$106
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.10%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.34%	2.95%	2.40%	3.34%
Portfolio Turnover Rate[3]	4%	5%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
33

European Stock Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
34

European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by
35

European Stock Index Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
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European Stock Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $802,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $356,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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European Stock Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	21,204,311	708	21,205,019
Preferred Stocks	—	107,602	—	107,602
Rights	—	652	367	1,019
Warrants	—	37	—	37
Temporary Cash Investments	84,597	—	—	84,597
Total	84,597	21,312,602	1,075	21,398,274
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,825	—	2,825
Liabilities
Futures Contracts[1]	11,174	—	—	11,174
Forward Currency Contracts	—	2,816	—	2,816
Total	11,174	2,816	—	13,990
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,825	2,825
Total Assets	—	2,825	2,825

Unrealized Depreciation—Futures Contracts[1]	11,174	—	11,174
Unrealized Depreciation—Forward Currency Contracts	—	2,816	2,816
Total Liabilities	11,174	2,816	13,990
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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European Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	12,501	—	12,501
Forward Currency Contracts	—	1,817	1,817
Realized Net Gain (Loss) on Derivatives	12,501	1,817	14,318
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,160)	—	(8,160)
Forward Currency Contracts	—	1,582	1,582
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,160)	1,582	(6,578)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	411,828
Total Distributable Earnings (Loss)	(411,828)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	111,326
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(4,258,482)
Capital Loss Carryforwards	(2,709,285)
Qualified Late-Year Losses	—
Other Temporary Differences	11,748
Total	(6,844,693)
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European Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	765,708	819,954
Long-Term Capital Gains	—	—
Total	765,708	819,954
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,654,286
Gross Unrealized Appreciation	2,623,783
Gross Unrealized Depreciation	(6,879,795)
Net Unrealized Appreciation (Depreciation)	(4,256,012)
G.	During the year ended October 31, 2023, the fund purchased $4,223,671,000 of investment securities and sold $2,319,608,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,136,133,000 and $1,463,929,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,033	63	1,296	39
Issued in Lieu of Cash Distributions	405	13	673	22
Redeemed	(4,440)	(141)	(10,279)	(342)
Net Increase (Decrease)—Investor Shares	(2,002)	(65)	(8,310)	(281)
ETF Shares
Issued	3,416,933	57,312	1,522,742	23,160
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,466,840)	(25,400)	(4,224,901)	(75,300)
Net Increase (Decrease)—ETF Shares	1,950,093	31,912	(2,702,159)	(52,140)
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European Stock Index Fund
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	438,737	5,834	455,849	6,073
Issued in Lieu of Cash Distributions	122,064	1,632	130,958	1,859
Redeemed	(550,021)	(7,414)	(656,245)	(9,214)
Net Increase (Decrease)—Admiral Shares	10,780	52	(69,438)	(1,282)
Institutional Shares
Issued	66,296	2,044	129,427	4,241
Issued in Lieu of Cash Distributions	17,962	564	18,923	630
Redeemed	(85,647)	(2,702)	(118,614)	(3,963)
Net Increase (Decrease)—Institutional Shares	(1,389)	(94)	29,736	908
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	2,750	19	3,251	24
Redeemed	(7,866)	(55)	(9,371)	(85)
Net Increase (Decrease)—Institutional Plus Shares	(5,116)	(36)	(6,120)	(61)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
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Pacific Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Investor Shares	12.83%	2.73%	3.00%	$13,442
Spliced Pacific Stock Index	12.03	2.75	3.11	13,589
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301
Spliced Pacific Stock Index: FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Pacific ETF Shares Net Asset Value	13.00%	2.88%	3.15%	$13,641
FTSE Pacific ETF Shares Market Price	13.44	3.04	3.21	13,710
Spliced Pacific Stock Index	12.03	2.75	3.11	13,589
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

See Financial Highlights for dividend and capital gains information.
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Pacific Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Admiral Shares	12.98%	2.85%	3.14%	$13,625
Spliced Pacific Stock Index	12.03	2.75	3.11	13,589
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Pacific Stock Index Fund Institutional Shares	12.97%	2.88%	3.16%	$6,826,968
Spliced Pacific Stock Index	12.03	2.75	3.11	6,794,309
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
FTSE Pacific ETF Shares Market Price	13.44%	16.14%	37.10%
FTSE Pacific ETF Shares Net Asset Value	13.00	15.23	36.41
Spliced Pacific Stock Index	12.03	14.55	35.89
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
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Pacific Stock Index Fund
Fund Allocation
As of October 31, 2023
Japan	59.7%
Australia	18.1
South Korea	12.5
Hong Kong	5.7
Singapore	3.2
Other	0.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Pacific Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Australia (17.9%)
	BHP Group Ltd.	6,240,392	176,650
	Commonwealth Bank of Australia	2,091,739	128,675
	CSL Ltd.	597,093	88,246
	National Australia Bank Ltd.	3,891,052	69,705
	ANZ Group Holdings Ltd.	3,720,735	58,672
	Westpac Banking Corp.	4,325,978	56,808
	Woodside Energy Group Ltd.	2,343,053	51,031
	Macquarie Group Ltd.	450,095	46,265
	Wesfarmers Ltd.	1,401,735	45,099
	Rio Tinto Ltd.	459,321	34,310
	Woolworths Group Ltd.	1,509,766	33,796
	Goodman Group	2,284,948	30,234
	Transurban Group	3,804,715	28,644
	Fortescue Metals Group Ltd.	1,969,508	28,018
	Aristocrat Leisure Ltd.	810,289	19,917
	QBE Insurance Group Ltd.	1,844,310	18,288
	Santos Ltd.	3,640,872	17,765
	Amcor plc GDR	1,790,978	15,802
	Coles Group Ltd.	1,609,760	15,624
	Brambles Ltd.	1,719,687	14,352
*	James Hardie Industries plc GDR	544,052	13,574
	Suncorp Group Ltd.	1,565,084	13,321
	Origin Energy Ltd.	2,129,332	12,352
	Cochlear Ltd.	79,432	12,175
	Telstra Group Ltd.	4,990,592	12,102
	South32 Ltd.	5,631,985	12,049
	Computershare Ltd. (XASX)	743,208	11,729
	Insurance Australia Group Ltd.	3,032,577	10,940
*	Xero Ltd.	158,497	10,836
	Northern Star Resources Ltd.	1,398,193	10,239
	Sonic Healthcare Ltd.	554,336	10,150
	Scentre Group	6,395,094	9,907
	ASX Ltd.	241,020	8,611
	Pilbara Minerals Ltd.	3,572,252	8,391
	APA Group	1,556,744	8,160
	Lottery Corp. Ltd.	2,749,996	7,938
	Mineral Resources Ltd.	212,797	7,843
	carsales.com Ltd.	442,900	7,807
		Shares	Market Value• ($000)
	WiseTech Global Ltd.	200,266	7,456
	Medibank Pvt Ltd.	3,404,316	7,429
	Washington H Soul Pattinson & Co. Ltd.	333,232	7,099
[1]	Treasury Wine Estates Ltd.	888,821	6,848
	BlueScope Steel Ltd.	568,188	6,811
	Ramsay Health Care Ltd.	217,400	6,732
	Stockland	2,953,271	6,665
	Ampol Ltd.	297,750	6,038
	Atlas Arteria Ltd.	1,780,071	6,018
	SEEK Ltd.	438,126	5,780
	REA Group Ltd.	61,776	5,671
	Mirvac Group	4,870,434	5,651
	Dexus	1,351,677	5,583
	GPT Group	2,340,574	5,402
	Endeavour Group Ltd.	1,686,835	5,299
*	Lynas Rare Earths Ltd.	1,157,789	5,208
	Orica Ltd.	555,773	5,193
	AGL Energy Ltd.	738,398	5,048
	Vicinity Ltd.	4,595,576	4,978
	Worley Ltd.	467,426	4,886
	IDP Education Ltd.	348,458	4,814
	Evolution Mining Ltd.	2,135,802	4,777
*	NEXTDC Ltd.	635,522	4,772
	Aurizon Holdings Ltd.	2,165,417	4,717
	IGO Ltd.	765,186	4,633
*	Allkem Ltd.	719,170	4,395
	Steadfast Group Ltd.	1,248,073	4,292
	Incitec Pivot Ltd.	2,384,167	4,162
	ALS Ltd.	600,753	4,111
	Whitehaven Coal Ltd.	870,493	4,100
	JB Hi-Fi Ltd.	139,138	3,999
	Cleanaway Waste Management Ltd.	2,731,297	3,891
	Bendigo & Adelaide Bank Ltd.	691,660	3,832
	Altium Ltd.	144,759	3,651
	Qube Holdings Ltd.	2,054,703	3,484
	Lendlease Corp. Ltd.	842,642	3,337
*	Qantas Airways Ltd.	1,054,290	3,303
	Technology One Ltd.	354,987	3,292
	Charter Hall Group	579,841	3,212
	Seven Group Holdings Ltd.	175,352	3,099
	Reece Ltd.	258,093	2,878
	nib holdings Ltd.	614,356	2,831
	Metcash Ltd.	1,203,875	2,819
	Orora Ltd.	1,678,574	2,631
45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[2]	Bank of Queensland Ltd.	799,451	2,598
	Pro Medicus Ltd.	53,727	2,559
	Champion Iron Ltd.	562,235	2,557
	Iluka Resources Ltd.	539,281	2,490
	Domino's Pizza Enterprises Ltd.	76,638	2,484
	New Hope Corp. Ltd.	670,625	2,468
[3]	Viva Energy Group Ltd.	1,351,673	2,434
	Breville Group Ltd.	178,365	2,417
	AMP Ltd.	3,557,236	2,370
[2]	Flight Centre Travel Group Ltd.	191,126	2,272
	Nine Entertainment Co. Holdings Ltd.	1,908,247	2,249
	CSR Ltd.	620,248	2,216
*	Sandfire Resources Ltd.	581,277	2,205
	Beach Energy Ltd.	2,223,564	2,190
*	Paladin Energy Ltd.	3,633,490	2,190
*,2	Liontown Resources Ltd.	2,124,691	2,184
	Reliance Worldwide Corp. Ltd.	979,482	2,183
	Challenger Ltd.	573,538	2,139
	Ansell Ltd.	157,845	2,133
	Downer EDI Ltd.	861,293	2,071
	Eagers Automotive Ltd.	242,338	1,993
	AUB Group Ltd.	114,594	1,968
*	Webjet Ltd.	491,166	1,909
	National Storage REIT	1,478,479	1,885
[2]	ARB Corp. Ltd.	94,828	1,770
	Perseus Mining Ltd.	1,656,236	1,770
	Perpetual Ltd.	143,707	1,757
	Region RE Ltd.	1,387,663	1,735
[2]	Harvey Norman Holdings Ltd.	724,063	1,692
	Super Retail Group Ltd.	198,676	1,672
	Deterra Royalties Ltd.	547,239	1,635
	Charter Hall Long Wale REIT	845,295	1,624
	Gold Road Resources Ltd.	1,350,547	1,605
	Sims Ltd.	200,679	1,600
	Premier Investments Ltd.	110,244	1,599
*	Alumina Ltd.	3,118,397	1,550
	HomeCo Daily Needs REIT	2,264,445	1,544
	Corporate Travel Management Ltd.	143,464	1,518
	TPG Telecom Ltd.	448,367	1,479
	Bapcor Ltd.	419,157	1,427
[2]	InvoCare Ltd.	176,742	1,422
	Ramelius Resources Ltd.	1,361,311	1,414
	Tabcorp Holdings Ltd.	2,842,323	1,402
	HUB24 Ltd.	71,262	1,376
	GrainCorp Ltd. Class A	296,934	1,312
*	Bellevue Gold Ltd.	1,408,522	1,281
	BWP Trust	617,408	1,277
	Nufarm Ltd.	460,386	1,272
	Ventia Services Group Pty. Ltd.	715,057	1,250
	Lifestyle Communities Ltd.	124,730	1,241
*	Boral Ltd.	430,407	1,234
	GUD Holdings Ltd.	178,382	1,213
*	PEXA Group Ltd.	173,953	1,207
	Ingenia Communities Group	479,973	1,195
		Shares	Market Value• ($000)
*	Boss Energy Ltd.	431,196	1,188
*	De Grey Mining Ltd.	1,575,461	1,184
	Charter Hall Retail REIT	606,398	1,178
	Centuria Industrial REIT	651,078	1,178
	Costa Group Holdings Ltd.	592,152	1,168
*	Telix Pharmaceuticals Ltd.	205,357	1,159
*	Genesis Minerals Ltd.	1,260,005	1,158
*	Megaport Ltd.	184,841	1,130
[2]	Insignia Financial Ltd.	848,247	1,116
*	Capricorn Metals Ltd.	372,645	1,109
	Brickworks Ltd.	69,195	1,078
	Nickel Industries Ltd.	2,253,978	1,073
	Waypoint REIT Ltd.	791,843	1,069
*,3	Life360 Inc. GDR	211,947	1,056
	Monadelphous Group Ltd.	117,082	1,049
[3]	Coronado Global Resources Inc. GDR	941,246	1,035
	Kelsian Group Ltd.	266,276	1,024
*	Star Entertainment Group Ltd.	2,990,968	1,010
	IPH Ltd.	227,040	987
*	Karoon Energy Ltd.	606,047	976
*	Regis Resources Ltd.	879,045	952
*	Neuren Pharmaceuticals Ltd.	137,859	940
	Helia Group Ltd.	397,793	915
*	Red 5 Ltd.	4,435,537	894
[2]	HMC Capital Ltd.	328,532	892
	Collins Foods Ltd.	150,671	874
	Johns Lyng Group Ltd.	222,633	867
	Netwealth Group Ltd.	105,429	857
	Arena REIT	422,106	854
	NRW Holdings Ltd.	519,063	829
*	Healius Ltd.	703,659	811
	EVT Ltd.	121,070	803
*	Adbri Ltd.	638,090	802
	IRESS Ltd.	243,367	776
[2]	Elders Ltd.	205,030	774
	McMillan Shakespeare Ltd.	71,301	760
	Codan Ltd.	152,219	755
*	Strike Energy Ltd.	2,987,747	742
	Data#3 Ltd.	169,760	732
	Magellan Financial Group Ltd.	175,106	727
	Lovisa Holdings Ltd.	65,125	721
*	Stanmore Resources Ltd.	295,523	716
*	Westgold Resources Ltd.	543,003	711
	Bega Cheese Ltd.	400,027	709
	Centuria Capital Group	968,150	708
*	Perenti Ltd.	1,042,745	705
	Charter Hall Social Infrastructure REIT	463,262	702
*	Silver Lake Resources Ltd.	1,029,217	677
*	Nanosonics Ltd.	279,560	667
*	Audinate Group Ltd.	83,593	667
*	SiteMinder Ltd.	253,582	657
	GQG Partners Inc. GDR	795,115	657
	Imdex Ltd.	615,183	645
	Domain Holdings Australia Ltd.	292,568	634
[2]	Yancoal Australia Ltd.	204,541	628

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hansen Technologies Ltd.	189,011	624
*	West African Resources Ltd.	1,305,681	607
	Credit Corp. Group Ltd.	78,366	605
*	Macquarie Technology Group Ltd.	15,003	595
	G8 Education Ltd.	979,362	592
*	Resolute Mining Ltd.	2,552,552	576
	Rural Funds Group	497,277	567
[2]	Vulcan Steel Ltd.	124,504	566
	Pinnacle Investment Management Group Ltd.	113,852	564
	SmartGroup Corp. Ltd.	101,640	556
[2]	HealthCo REIT	635,402	555
*,2	PolyNovo Ltd.	740,503	546
	Estia Health Ltd.	274,922	533
	Jumbo Interactive Ltd.	60,271	532
*	Aussie Broadband Ltd.	211,233	526
	PWR Holdings Ltd.	81,829	510
*,2	Core Lithium Ltd.	2,210,284	508
*,2	Sayona Mining Ltd.	10,580,994	508
	Inghams Group Ltd.	215,920	506
	Centuria Office REIT	719,470	501
*	Silex Systems Ltd.	242,542	497
*	Fleetpartners Group Ltd.	313,052	494
	Sigma Healthcare Ltd.	1,164,311	478
	Link Administration Holdings Ltd.	621,554	472
*	Chalice Mining Ltd.	412,406	470
	Accent Group Ltd.	388,847	464
	Infomedia Ltd.	509,748	464
*	Temple & Webster Group Ltd.	129,839	464
	APM Human Services International Ltd.	347,547	462
*,2	Weebit Nano Ltd.	218,480	461
*	Latin Resources Ltd.	2,911,768	459
	oOh!media Ltd.	552,185	458
*	Abacus Storage King	709,679	449
*,2	Tietto Minerals Ltd.	1,259,388	445
	Platinum Asset Management Ltd.	612,854	438
[2]	Clinuvel Pharmaceuticals Ltd.	45,906	430
*	Alpha HPA Ltd.	837,015	409
	Austal Ltd.	378,030	408
	Dicker Data Ltd.	60,304	405
*	Cettire Ltd.	247,147	404
	Australian Ethical Investment Ltd.	154,662	383
	Hotel Property Investments Ltd.	231,409	376
	Service Stream Ltd.	665,234	372
	Growthpoint Properties Australia Ltd.	292,378	367
	Abacus Group	602,152	367
	Select Harvests Ltd.	148,977	366
	Nick Scali Ltd.	52,160	358
*,1	Leo Lithium Ltd.	1,077,115	345
	Cromwell Property Group	1,682,154	343
*	Syrah Resources Ltd.	795,732	338
	Integral Diagnostics Ltd.	198,768	337
*,1	AVZ Minerals Ltd.	2,673,048	331
*	Judo Capital Holdings Ltd.	613,774	330
		Shares	Market Value• ($000)
	Dexus Industria REIT	213,043	322
*	Calix Ltd.	187,891	321
*	Mount Gibson Iron Ltd.	991,436	313
	Myer Holdings Ltd.	981,886	313
	GWA Group Ltd.	284,175	310
*,2	Kogan.com Ltd.	109,312	305
*	Omni Bridgeway Ltd.	305,109	295
*	Australian Agricultural Co. Ltd.	357,749	283
*	Praemium Ltd.	791,650	280
*	Carnarvon Energy Ltd.	2,852,795	272
*,2	EML Payments Ltd.	371,810	269
*	OFX Group Ltd.	267,451	262
*	Nuix Ltd.	289,680	258
*,2	Arafura Rare Earths Ltd.	2,183,639	258
*	Alkane Resources Ltd.	676,116	252
[2]	Australian Clinical Labs Ltd.	140,672	241
*	Cooper Energy Ltd.	3,877,955	237
	MyState Ltd.	124,369	230
	Regis Healthcare Ltd.	143,319	227
[2]	Mayne Pharma Group Ltd.	97,053	226
	Emeco Holdings Ltd.	610,268	223
*	ioneer Ltd.	2,417,577	216
*	Tyro Payments Ltd.	391,472	215
	SG Fleet Group Ltd.	126,182	203
*	Bravura Solutions Ltd.	454,815	200
[2]	Australian Finance Group Ltd.	244,738	200
*	Imugene Ltd.	7,092,723	195
	GDI Property Group Partnership	591,218	194
*,2	Mesoblast Ltd.	819,147	187
*	Superloop Ltd.	482,848	187
*	Seven West Media Ltd.	1,084,640	183
*,2	Vulcan Energy Resources Ltd.	136,887	181
*,2	29Metals Ltd.	459,497	181
*	Fineos Corp. Ltd. GDR	163,014	172
*	Lake Resources NL	1,650,214	169
	Cedar Woods Properties Ltd.	59,896	168
	Jupiter Mines Ltd.	1,365,895	165
*,2	Argosy Minerals Ltd.	1,585,872	162
	Baby Bunting Group Ltd.	148,688	161
*,2	Zip Co. Ltd.	846,992	155
	Southern Cross Media Group Ltd.	266,917	153
*,1,2	Paradigm Biopharmaceuticals Ltd.	381,568	149
[2]	PointsBet Holdings Ltd.	292,619	141
	Solvar Ltd.	199,813	141
	Navigator Global Investments Ltd.	180,918	135
*	Opthea Ltd.	644,958	135
*	Ardent Leisure Group Ltd.	447,965	128
*,2	Australian Strategic Materials Ltd.	140,646	126
*,2	BrainChip Holdings Ltd.	1,211,011	120
	St Barbara Ltd.	1,076,534	119
*,2	Novonix Ltd.	268,617	118
*	Aurelia Metals Ltd.	1,941,438	117
*,2	Appen Ltd.	191,270	110
*,2	Neometals Ltd.	792,133	108
*	Pact Group Holdings Ltd.	237,449	105

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Humm Group Ltd.	401,850	105
*	Bubs Australia Ltd.	727,379	76
*,2	Jervois Global Ltd.	3,086,975	61
*	Incannex Healthcare Ltd.	1,529,453	59
*,2	Andromeda Metals Ltd.	3,791,794	51
*,1	Firefinch Ltd.	1,170,950	45
			1,559,988
China (0.0%)
*,1	China Fishery Group Ltd.	754,600	42
Hong Kong (5.7%)
	AIA Group Ltd.	14,447,649	125,461
	Hong Kong Exchanges & Clearing Ltd.	1,571,964	54,991
	Sun Hung Kai Properties Ltd.	1,756,474	18,037
	CK Hutchison Holdings Ltd.	3,287,559	16,643
	Galaxy Entertainment Group Ltd.	2,667,062	14,993
	Techtronic Industries Co. Ltd.	1,631,156	14,892
	CLP Holdings Ltd.	2,032,360	14,874
	Link REIT	3,151,537	14,463
	CK Asset Holdings Ltd.	2,402,433	12,008
	BOC Hong Kong Holdings Ltd.	4,428,259	11,711
	Lenovo Group Ltd.	9,334,000	10,862
	Hang Seng Bank Ltd.	898,952	10,278
	Jardine Matheson Holdings Ltd.	243,152	9,853
	Hong Kong & China Gas Co. Ltd.	13,401,546	9,329
	Power Assets Holdings Ltd.	1,690,707	8,083
*	Sands China Ltd.	2,993,936	8,060
	Wharf Real Estate Investment Co. Ltd.	1,914,283	6,696
	MTR Corp. Ltd.	1,788,686	6,686
[3]	WH Group Ltd.	9,759,040	5,828
*,3	Samsonite International SA	1,629,797	5,048
[3]	ESR Group Ltd.	3,467,841	4,456
	Hongkong Land Holdings Ltd.	1,356,447	4,302
	Sino Land Co. Ltd.	4,216,443	4,209
	Henderson Land Development Co. Ltd.	1,594,190	4,171
[3]	Budweiser Brewing Co. APAC Ltd.	2,123,600	4,036
	PRADA SpA	630,904	3,801
	CK Infrastructure Holdings Ltd.	725,313	3,362
	ASMPT Ltd.	390,136	3,304
	New World Development Co. Ltd.	1,730,539	3,176
	Chow Tai Fook Jewellery Group Ltd.	2,176,018	3,073
	Wharf Holdings Ltd.	1,194,283	3,030
	Hang Lung Properties Ltd.	2,223,841	2,923
	Xinyi Glass Holdings Ltd.	2,533,640	2,911
	PCCW Ltd.	5,228,133	2,559
	Swire Pacific Ltd. Class B	2,450,686	2,516
	Swire Properties Ltd.	1,294,435	2,506
	SITC International Holdings Co. Ltd.	1,600,586	2,466
		Shares	Market Value• ($000)
*	HUTCHMED China Ltd.	603,000	2,425
	NWS Holdings Ltd.	1,787,887	2,116
	Orient Overseas International Ltd.	165,500	2,087
	Swire Pacific Ltd. Class A	323,252	2,065
	Pacific Basin Shipping Ltd.	5,826,236	1,686
[3]	BOC Aviation Ltd.	266,425	1,639
*	Wynn Macau Ltd.	1,849,229	1,638
[2]	AAC Technologies Holdings Inc.	883,257	1,590
	Hang Lung Group Ltd.	1,137,920	1,516
	United Energy Group Ltd.	9,246,000	1,476
	Hysan Development Co. Ltd.	790,571	1,455
	Bank of East Asia Ltd.	1,151,932	1,368
*,2	Cathay Pacific Airways Ltd.	1,294,504	1,301
	L'Occitane International SA	504,873	1,298
	Kerry Properties Ltd.	750,090	1,262
	Vitasoy International Holdings Ltd.	1,008,304	1,244
	VTech Holdings Ltd.	212,150	1,234
	Man Wah Holdings Ltd.	1,905,052	1,183
*	MGM China Holdings Ltd.	907,336	1,129
	Luk Fook Holdings International Ltd.	447,406	1,110
	Yue Yuen Industrial Holdings Ltd.	948,158	1,109
	First Pacific Co. Ltd.	2,767,939	1,048
*,2	SJM Holdings Ltd.	2,955,798	1,026
	Fortune REIT	1,832,996	1,026
*	MMG Ltd.	3,220,286	950
*	Cowell e Holdings Inc.	363,000	871
*	Shangri-La Asia Ltd.	1,362,928	870
*	NagaCorp Ltd.	1,880,441	808
	CITIC Telecom International Holdings Ltd.	2,071,470	790
	DFI Retail Group Holdings Ltd.	366,101	781
*	Haitong International Securities Group Ltd.	4,224,663	762
	Champion REIT	2,354,900	744
*	Melco International Development Ltd.	944,274	660
	United Laboratories International Holdings Ltd.	613,873	627
*,3	Sirnaomics Ltd.	97,350	598
	Stella International Holdings Ltd.	506,500	572
	Dah Sing Financial Holdings Ltd.	250,660	567
	Cafe de Coral Holdings Ltd.	442,447	557
	China Travel International Investment Hong Kong Ltd.	3,122,268	555
	Johnson Electric Holdings Ltd.	430,519	534
*,2	Vobile Group Ltd.	1,864,000	480
*,2	Theme International Holdings Ltd.	6,320,000	469

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nexteer Automotive Group Ltd.	943,211	455
*,3	Everest Medicines Ltd.	125,000	444
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	416
	Giordano International Ltd.	1,450,590	413
[2]	Huabao International Holdings Ltd.	1,145,071	385
[2]	LK Technology Holdings Ltd.	447,841	385
	K Wah International Holdings Ltd.	1,411,843	379
	Sunlight REIT	1,344,089	372
	HKBN Ltd.	1,073,657	372
	VSTECS Holdings Ltd.	720,000	364
	Value Partners Group Ltd.	1,044,665	361
*,2	Kingkey Financial International Holdings Ltd.	3,220,000	358
*,2	Super Hi International Holding Ltd.	210,000	348
*	IGG Inc.	986,628	347
	Jinchuan Group International Resources Co. Ltd.	5,617,000	342
*,2	Realord Group Holdings Ltd.	430,000	317
	SUNeVision Holdings Ltd.	781,000	291
	Far East Consortium International Ltd.	1,367,942	282
	Chow Sang Sang Holdings International Ltd.	239,922	276
	Kerry Logistics Network Ltd.	310,111	263
	Dah Sing Banking Group Ltd.	388,356	255
*	C-Mer Eye Care Holdings Ltd.	520,000	254
	Prosperity REIT	1,407,661	243
*	Shun Tak Holdings Ltd.	1,839,370	240
[2,3]	Js Global Lifestyle Co. Ltd.	1,448,000	228
*,2	Hong Kong Technology Venture Co. Ltd.	625,142	224
*,3	Jacobio Pharmaceuticals Group Co. Ltd.	444,900	218
	Guotai Junan International Holdings Ltd.	2,691,336	213
	Sun Hung Kai & Co. Ltd.	614,182	205
*,3	Fosun Tourism Group	236,600	203
	SmarTone Telecommunications Holdings Ltd.	386,235	201
*	Texhong International Group Ltd.	339,500	185
*,3	Frontage Holdings Corp.	714,000	178
*,2,3	FIT Hon Teng Ltd.	1,305,000	175
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,296,301	174
	Truly International Holdings Ltd.	1,667,603	171
		Shares	Market Value• ($000)
*,2	Powerlong Real Estate Holdings Ltd.	1,687,000	168
*,2	Television Broadcasts Ltd.	347,747	161
*	Sa Sa International Holdings Ltd.	1,202,953	157
	CITIC Resources Holdings Ltd.	3,672,000	153
	Asia Cement China Holdings Corp.	475,000	147
*	Esprit Holdings Ltd.	3,334,295	141
	EC Healthcare	436,000	136
[3]	IMAX China Holding Inc.	146,375	135
	Singamas Container Holdings Ltd.	1,511,323	104
	Texwinca Holdings Ltd.	731,037	97
*	OCI International Holdings Ltd.	930,600	44
*,3	JW Cayman Therapeutics Co. Ltd.	132,500	36
	Dynam Japan Holdings Co. Ltd.	50,550	29
*	Chinese Estates Holdings Ltd.	137,203	27
*	Apollo Future Mobility Group Ltd.	6,752,000	23
*	Renze Harvest International Ltd.	1,096,600	21
*	Digital Domain Holdings Ltd.	680,977	16
*	CMBC Capital Holdings Ltd.	128,500	7
*,1	Convoy Inc.	10,860,141	—
			494,962
Japan (59.3%)
	Toyota Motor Corp.	14,813,574	259,145
	Sony Group Corp.	1,529,230	127,138
	Mitsubishi UFJ Financial Group Inc.	14,389,172	120,713
	Keyence Corp.	241,466	93,476
	Sumitomo Mitsui Financial Group Inc.	1,578,288	76,086
	Tokyo Electron Ltd.	550,952	72,802
	Shin-Etsu Chemical Co. Ltd.	2,387,950	71,408
	Hitachi Ltd.	1,111,728	70,469
	Mitsui & Co. Ltd.	1,837,257	66,774
	Mitsubishi Corp.	1,414,321	65,929
	Honda Motor Co. Ltd.	6,107,558	62,595
	Daiichi Sankyo Co. Ltd.	2,330,447	60,089
	ITOCHU Corp.	1,641,492	59,128
	KDDI Corp.	1,972,866	59,018
	Mizuho Financial Group Inc.	3,143,937	53,379
	Nintendo Co. Ltd.	1,290,550	53,318
	Tokio Marine Holdings Inc.	2,297,172	51,393
	Takeda Pharmaceutical Co. Ltd.	1,884,824	51,163
	SoftBank Group Corp.	1,200,070	49,148
	Recruit Holdings Co. Ltd.	1,652,766	47,389
	Daikin Industries Ltd.	328,473	47,359
	Fast Retailing Co. Ltd.	190,960	42,278
	Nippon Telegraph & Telephone Corp.	35,234,250	41,463
	Hoya Corp.	423,846	40,803
	Softbank Corp.	3,405,967	38,511
	Oriental Land Co. Ltd.	1,161,050	37,555

49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Murata Manufacturing Co. Ltd.	2,081,337	35,652
	Seven & i Holdings Co. Ltd.	953,849	34,948
	Japan Tobacco Inc.	1,466,869	34,147
	Denso Corp.	2,175,012	32,117
	SMC Corp.	68,829	31,783
	FANUC Corp.	1,181,640	29,324
	Fujitsu Ltd.	220,382	28,550
	Astellas Pharma Inc.	2,229,901	28,208
	Canon Inc.	1,177,411	27,835
	Marubeni Corp.	1,893,343	27,684
	Mitsubishi Electric Corp.	2,409,114	27,624
	Sumitomo Corp.	1,357,001	26,675
	ORIX Corp.	1,455,311	26,467
	Bridgestone Corp.	694,028	26,266
	Komatsu Ltd.	1,133,237	26,038
	Central Japan Railway Co.	1,121,360	25,240
	Dai-ichi Life Holdings Inc.	1,164,795	24,606
	FUJIFILM Holdings Corp.	438,587	23,990
	Mitsui Fudosan Co. Ltd.	1,104,960	23,950
	Chugai Pharmaceutical Co. Ltd.	805,138	23,878
	Advantest Corp.	912,396	23,502
	Nidec Corp.	640,466	23,493
	Panasonic Holdings Corp.	2,642,735	23,186
	East Japan Railway Co.	446,045	23,166
	Japan Post Holdings Co. Ltd.	2,577,721	22,816
	Terumo Corp.	802,632	21,959
	Daiwa House Industry Co. Ltd.	796,470	21,907
	Nippon Steel Corp.	1,009,516	21,774
	Asahi Group Holdings Ltd.	601,054	21,740
	Suzuki Motor Corp.	559,647	21,721
	Ajinomoto Co. Inc.	570,834	20,848
	Kao Corp.	560,925	20,465
	Olympus Corp.	1,529,020	20,421
	MS&AD Insurance Group Holdings Inc.	556,968	20,408
	Otsuka Holdings Co. Ltd.	595,421	20,034
*	Renesas Electronics Corp.	1,482,863	19,478
	Aeon Co. Ltd.	879,738	18,509
	Disco Corp.	103,613	18,298
	Kyocera Corp.	371,092	18,292
	Mitsubishi Heavy Industries Ltd.	353,739	18,219
	Kubota Corp.	1,327,205	17,850
	Mitsubishi Estate Co. Ltd.	1,363,759	17,457
	Eisai Co. Ltd.	327,534	17,352
	Inpex Corp.	1,159,732	16,829
	TDK Corp.	445,781	16,679
	Sompo Holdings Inc.	383,220	16,601
	Japan Post Bank Co. Ltd.	1,790,614	16,598
	Sumitomo Mitsui Trust Holdings Inc.	439,236	16,470
	Secom Co. Ltd.	235,397	16,349
	Unicharm Corp.	478,534	16,260
	Lasertec Corp.	93,846	15,502
	NEC Corp.	318,659	15,344
	Shiseido Co. Ltd.	482,438	15,301
		Shares	Market Value• ($000)
	Shionogi & Co. Ltd.	328,007	15,274
	Bandai Namco Holdings Inc.	727,529	15,073
	Toyota Tsusho Corp.	276,307	14,710
	Toyota Industries Corp.	198,372	14,702
	Nippon Yusen KK	597,477	14,619
	Nomura Holdings Inc.	3,743,014	14,461
	Resona Holdings Inc.	2,638,413	14,098
	Nomura Research Institute Ltd.	532,639	13,982
	Shimano Inc.	94,633	13,618
	Sekisui House Ltd.	674,425	13,207
	Subaru Corp.	750,548	12,992
	Kikkoman Corp.	226,799	12,904
	Kirin Holdings Co. Ltd.	917,801	12,898
	ENEOS Holdings Inc.	3,468,559	12,852
	Japan Exchange Group Inc.	645,384	12,762
	Obic Co. Ltd.	82,888	12,252
	Sumitomo Realty & Development Co. Ltd.	487,720	12,239
	Kansai Electric Power Co. Inc.	901,716	11,545
	Tokyo Gas Co. Ltd.	505,734	11,357
	Nitto Denko Corp.	175,347	11,346
	Sysmex Corp.	234,811	11,248
	T&D Holdings Inc.	615,755	10,985
	West Japan Railway Co.	284,557	10,846
	Mitsui OSK Lines Ltd.	413,595	10,678
	Chubu Electric Power Co. Inc.	864,802	10,450
	Yaskawa Electric Corp.	319,020	10,443
	Daiwa Securities Group Inc.	1,762,076	10,161
	Nitori Holdings Co. Ltd.	92,837	10,054
	Sumitomo Electric Industries Ltd.	931,603	9,780
[2]	JFE Holdings Inc.	699,804	9,750
	NTT Data Group Corp.	783,057	9,655
	Pan Pacific International Holdings Corp.	495,208	9,590
	Asahi Kasei Corp.	1,528,516	9,397
	Kawasaki Kisen Kaisha Ltd.	271,942	9,325
	Yamaha Motor Co. Ltd.	376,344	9,197
	Osaka Gas Co. Ltd.	487,665	9,196
	Nissan Motor Co. Ltd.	2,388,430	9,191
	Toray Industries Inc.	1,884,178	9,115
	Ono Pharmaceutical Co. Ltd.	521,101	8,999
	Mitsubishi Chemical Group Corp.	1,582,946	8,957
	Nexon Co. Ltd.	486,214	8,922
	Kajima Corp.	526,642	8,704
	Daito Trust Construction Co. Ltd.	80,522	8,637
	Hankyu Hanshin Holdings Inc.	269,435	8,477
	Nippon Paint Holdings Co. Ltd.	1,260,949	8,477
	Tokyu Corp.	732,401	8,268
	Sumitomo Metal Mining Co. Ltd.	293,563	8,247
	LY Corp.	3,221,788	8,214
*	Tokyo Electric Power Co. Holdings Inc.	1,936,007	8,193
	M3 Inc.	526,588	8,110
	Omron Corp.	225,989	8,097

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Dai Nippon Printing Co. Ltd.	308,080	8,037
	MINEBEA MITSUMI Inc.	508,599	7,974
	Shimadzu Corp.	334,440	7,908
	MatsukiyoCocokara & Co.	448,947	7,875
	Makita Corp.	303,415	7,842
[2]	MEIJI Holdings Co. Ltd.	317,698	7,820
	TOPPAN Holdings Inc.	330,272	7,617
	AGC Inc.	223,324	7,597
[2]	Nippon Building Fund Inc.	1,887	7,582
	Yakult Honsha Co. Ltd.	320,860	7,561
	Aisin Corp.	214,252	7,463
	Dentsu Group Inc.	256,573	7,452
	SG Holdings Co. Ltd.	521,500	7,392
	Taisei Corp.	215,790	7,318
	Nissin Foods Holdings Co. Ltd.	82,925	7,215
	Isuzu Motors Ltd.	645,554	7,198
	Obayashi Corp.	831,629	7,124
	Capcom Co. Ltd.	219,536	7,067
	Mazda Motor Corp.	707,932	6,843
	Asics Corp.	212,305	6,725
	Yamato Holdings Co. Ltd.	402,700	6,707
	Nissan Chemical Corp.	161,842	6,601
	Rohm Co. Ltd.	410,076	6,570
	Keisei Electric Railway Co. Ltd.	172,752	6,508
	SBI Holdings Inc.	297,272	6,396
	Idemitsu Kosan Co. Ltd.	280,222	6,362
	Concordia Financial Group Ltd.	1,353,633	6,290
	Kintetsu Group Holdings Co. Ltd.	223,454	6,287
	Zensho Holdings Co. Ltd.	118,170	6,211
	Nomura Real Estate Master Fund Inc.	5,539	6,112
	TIS Inc.	284,375	6,090
	Japan Real Estate Investment Corp.	1,637	6,080
	Konami Group Corp.	117,006	6,061
	Daifuku Co. Ltd.	363,992	6,014
	Tobu Railway Co. Ltd.	247,399	5,955
	Fuji Electric Co. Ltd.	155,400	5,917
	Hamamatsu Photonics KK	157,239	5,840
	Sojitz Corp.	280,353	5,822
	JSR Corp.	215,868	5,778
	Ricoh Co. Ltd.	706,904	5,730
	Ibiden Co. Ltd.	134,179	5,721
	Rohto Pharmaceutical Co. Ltd.	241,694	5,639
	Chiba Bank Ltd.	745,366	5,552
	Yokogawa Electric Corp.	304,164	5,522
	Japan Metropolitan Fund Investment	8,554	5,520
	Sekisui Chemical Co. Ltd.	401,460	5,499
	Odakyu Electric Railway Co. Ltd.	386,056	5,496
	Nippon Prologis REIT Inc.	3,065	5,454
	Niterra Co. Ltd.	240,687	5,387
	Trend Micro Inc.	141,722	5,341
	SUMCO Corp.	412,752	5,334
		Shares	Market Value• ($000)
	Fukuoka Financial Group Inc.	201,226	5,319
	Mitsui Chemicals Inc.	209,488	5,280
	Mitsubishi HC Capital Inc. (XTKS)	792,129	5,222
	MISUMI Group Inc.	340,211	5,150
	GLP J-Reit	5,736	5,137
	Toyo Suisan Kaisha Ltd.	110,875	5,115
	Shizuoka Financial Group Inc.	600,899	5,110
	Rakuten Group Inc.	1,371,865	5,074
	Kyoto Financial Group Inc.	89,035	5,048
	Otsuka Corp.	125,174	5,019
	Ebara Corp.	113,030	5,005
	Yamaha Corp.	186,861	4,991
	Kyowa Kirin Co. Ltd.	310,502	4,870
	Isetan Mitsukoshi Holdings Ltd.	430,013	4,851
	Kuraray Co. Ltd.	422,967	4,839
	Nisshin Seifun Group Inc.	319,605	4,821
	Kobe Steel Ltd.	405,506	4,794
	Toho Co. Ltd.	140,199	4,790
	Sumitomo Chemical Co. Ltd.	1,858,630	4,724
	Oji Holdings Corp.	1,103,709	4,720
	Hulic Co. Ltd.	511,641	4,691
	Suntory Beverage & Food Ltd.	155,814	4,689
	Daiwa House REIT Investment Corp.	2,642	4,676
	Shimizu Corp.	655,048	4,662
	SCREEN Holdings Co. Ltd.	98,634	4,586
	Azbil Corp.	154,196	4,556
	Brother Industries Ltd.	288,657	4,503
	Japan Post Insurance Co. Ltd.	233,276	4,492
	Hirose Electric Co. Ltd.	39,511	4,477
	Hoshizaki Corp.	138,312	4,467
	Nippon Sanso Holdings Corp.	175,532	4,427
	Seiko Epson Corp.	318,613	4,423
	USS Co. Ltd.	250,157	4,372
	TOTO Ltd.	180,466	4,351
	Tokyu Fudosan Holdings Corp.	742,619	4,327
[2]	Kobe Bussan Co. Ltd.	174,000	4,306
	NIPPON EXPRESS HOLDINGS Inc.	83,651	4,299
	Socionext Inc.	43,440	4,237
	Koito Manufacturing Co. Ltd.	279,742	4,191
	Keio Corp.	141,125	4,188
	McDonald's Holdings Co. Japan Ltd.	107,300	4,175
	BayCurrent Consulting Inc.	166,170	4,172
	Tosoh Corp.	340,373	4,168
	Ryohin Keikaku Co. Ltd.	290,900	4,101
	Sumitomo Forestry Co. Ltd.	173,486	4,096
	Kurita Water Industries Ltd.	134,564	4,089
	Kawasaki Heavy Industries Ltd.	184,455	4,071

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Skylark Holdings Co. Ltd.	274,767	4,054
	Asahi Intecc Co. Ltd.	240,352	4,039
	Kyushu Railway Co.	197,370	4,035
	Haseko Corp.	320,291	3,942
	Hikari Tsushin Inc.	26,895	3,880
	NGK Insulators Ltd.	315,705	3,857
*	ANA Holdings Inc.	194,801	3,824
	Amada Co. Ltd.	391,269	3,795
	Orix JREIT Inc.	3,273	3,762
	Mebuki Financial Group Inc.	1,237,070	3,745
	NH Foods Ltd.	124,160	3,725
	Cosmo Energy Holdings Co. Ltd.	101,209	3,702
*	Kyushu Electric Power Co. Inc.	574,278	3,669
	Tohoku Electric Power Co. Inc.	583,040	3,641
	United Urban Investment Corp.	3,607	3,636
	Marui Group Co. Ltd.	227,658	3,600
	Santen Pharmaceutical Co. Ltd.	413,007	3,582
	Nikon Corp.	376,404	3,574
	Resonac Holdings Corp.	220,166	3,569
	Lixil Corp.	325,102	3,565
	Advance Residence Investment Corp.	1,578	3,431
	Kansai Paint Co. Ltd.	231,786	3,392
	Nagoya Railroad Co. Ltd.	240,850	3,372
	Taiyo Yuden Co. Ltd.	150,381	3,371
	Japan Airlines Co. Ltd.	182,441	3,354
	Hitachi Construction Machinery Co. Ltd.	129,437	3,344
	Tsuruha Holdings Inc.	45,231	3,323
	Sanwa Holdings Corp.	243,574	3,286
	Persol Holdings Co. Ltd.	2,180,110	3,269
	Tokyo Tatemono Co. Ltd.	243,239	3,230
	Square Enix Holdings Co. Ltd.	97,154	3,228
	JGC Holdings Corp.	261,714	3,224
	NOF Corp.	81,672	3,222
	Alfresa Holdings Corp.	202,700	3,211
	Invincible Investment Corp.	8,332	3,204
	Electric Power Development Co. Ltd.	205,808	3,155
	Sumitomo Heavy Industries Ltd.	136,803	3,131
	Kobayashi Pharmaceutical Co. Ltd.	75,614	3,122
	Yamazaki Baking Co. Ltd.	146,641	3,105
	Nomura Real Estate Holdings Inc.	132,720	3,100
	Medipal Holdings Corp.	184,251	3,098
	Hachijuni Bank Ltd.	543,506	3,095
	Sega Sammy Holdings Inc.	195,567	3,059
[2]	Aozora Bank Ltd.	149,321	3,046
	Stanley Electric Co. Ltd.	188,949	3,022
	Credit Saison Co. Ltd.	201,125	3,015
	Toshiba Corp.	99,187	3,015
	Tokyo Century Corp.	78,083	3,008
	IHI Corp.	156,665	3,007
	Sanrio Co. Ltd.	70,176	2,988
	Keihan Holdings Co. Ltd.	121,843	2,980
		Shares	Market Value• ($000)
	Lion Corp.	310,121	2,976
	Yokohama Rubber Co. Ltd.	160,812	2,972
	Iwatani Corp.	61,911	2,961
	Mitsubishi Gas Chemical Co. Inc.	219,090	2,961
	Toyo Seikan Group Holdings Ltd.	175,631	2,953
	Open House Group Co. Ltd.	89,524	2,951
	Kyushu Financial Group Inc.	467,291	2,945
	Japan Airport Terminal Co. Ltd.	66,483	2,924
	Lawson Inc.	60,071	2,903
	INFRONEER Holdings Inc.	274,195	2,892
	J Front Retailing Co. Ltd.	303,038	2,889
*	Mercari Inc.	143,723	2,884
	Oracle Corp. Japan	40,517	2,874
	Nichirei Corp.	130,901	2,833
	NSK Ltd.	520,910	2,804
	COMSYS Holdings Corp.	135,291	2,783
	Goldwin Inc.	44,032	2,781
	Air Water Inc.	217,369	2,741
	CyberAgent Inc.	519,012	2,725
	Sapporo Holdings Ltd.	77,108	2,715
	Hisamitsu Pharmaceutical Co. Inc.	84,503	2,695
	SCSK Corp.	157,515	2,689
	Shimamura Co. Ltd.	27,151	2,680
	Suzuken Co. Ltd.	86,993	2,665
	Keikyu Corp.	314,004	2,662
	THK Co. Ltd.	148,199	2,649
	EXEO Group Inc.	126,884	2,635
[2]	Sekisui House REIT Inc.	5,002	2,634
	Japan Prime Realty Investment Corp.	1,124	2,633
	Shinko Electric Industries Co. Ltd.	81,693	2,623
	Iida Group Holdings Co. Ltd.	168,638	2,618
	TechnoPro Holdings Inc.	131,723	2,610
	Nippon Shinyaku Co. Ltd.	64,160	2,602
	Daicel Corp.	302,379	2,571
	Nankai Electric Railway Co. Ltd.	133,990	2,566
	Tokyo Ohka Kogyo Co. Ltd.	44,316	2,561
	ZOZO Inc.	133,068	2,530
	Mitsubishi Materials Corp.	156,968	2,522
	Mitsubishi Motors Corp.	771,491	2,520
	Japan Hotel REIT Investment Corp.	5,530	2,514
*	SHIFT Inc.	13,700	2,486
	Seibu Holdings Inc.	253,304	2,473
	Taiheiyo Cement Corp.	143,436	2,458
	Hakuhodo DY Holdings Inc.	301,143	2,444
	Yamaguchi Financial Group Inc.	266,304	2,444
	Horiba Ltd.	48,220	2,438
	Kamigumi Co. Ltd.	120,185	2,438
	Sohgo Security Services Co. Ltd.	416,145	2,437

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nabtesco Corp.	137,521	2,436
	Seino Holdings Co. Ltd.	167,310	2,434
	Activia Properties Inc.	897	2,427
	Hirogin Holdings Inc.	379,426	2,413
	Nifco Inc.	102,810	2,411
	Coca-Cola Bottlers Japan Holdings Inc.	179,299	2,404
	Iyogin Holdings Inc.	333,025	2,397
	Fujikura Ltd.	332,922	2,391
	Rinnai Corp.	129,208	2,373
	Gunma Bank Ltd.	488,172	2,359
	JTEKT Corp.	284,010	2,342
	Miura Co. Ltd.	120,643	2,339
	Kose Corp.	35,166	2,330
	Nippon Accommodations Fund Inc.	578	2,329
	Chugoku Electric Power Co. Inc.	370,767	2,318
	Koei Tecmo Holdings Co. Ltd.	177,486	2,318
	Yamada Holdings Co. Ltd.	730,273	2,310
	Macnica Holdings Inc.	56,859	2,310
	MonotaRO Co. Ltd.	288,216	2,303
	LaSalle Logiport REIT	2,337	2,292
	Sundrug Co. Ltd.	84,193	2,289
	Kinden Corp.	150,721	2,283
	Ito En Ltd.	70,234	2,282
	Cosmos Pharmaceutical Corp.	21,926	2,282
	Sumitomo Rubber Industries Ltd.	224,445	2,277
	Taisho Pharmaceutical Holdings Co. Ltd.	57,510	2,277
	SHO-BOND Holdings Co. Ltd.	56,586	2,229
	Nihon Kohden Corp.	93,751	2,214
	Takashimaya Co. Ltd.	162,557	2,211
	Kewpie Corp.	127,274	2,209
	Sankyo Co. Ltd.	52,978	2,202
	Tokyo Seimitsu Co. Ltd.	46,821	2,189
	Industrial & Infrastructure Fund Investment Corp.	2,401	2,158
	Internet Initiative Japan Inc.	133,092	2,151
	Kadokawa Corp.	111,388	2,146
	Teijin Ltd.	235,506	2,132
[2]	DMG Mori Co. Ltd.	128,124	2,119
	Ulvac Inc.	61,475	2,114
	Penta-Ocean Construction Co. Ltd.	355,975	2,093
	Food & Life Cos. Ltd.	123,968	2,089
	Alps Alpine Co. Ltd.	253,920	2,084
	Casio Computer Co. Ltd.	259,960	2,083
	BIPROGY Inc.	83,199	2,075
	Nagase & Co. Ltd.	135,985	2,060
	Nishi-Nippon Financial Holdings Inc.	171,442	2,048
	Daiwabo Holdings Co. Ltd.	107,680	2,047
	GMO Payment Gateway Inc.	51,192	2,045
	Fujitec Co. Ltd.	94,040	2,042
	AEON REIT Investment Corp.	2,141	2,038
	Kagome Co. Ltd.	97,734	2,033
		Shares	Market Value• ($000)
	Welcia Holdings Co. Ltd.	122,064	2,023
	Japan Logistics Fund Inc.	1,084	2,008
	ADEKA Corp.	120,038	2,007
	Zenkoku Hosho Co. Ltd.	62,765	2,007
	Nippon Electric Glass Co. Ltd.	99,364	1,987
	Yamato Kogyo Co. Ltd.	41,454	1,986
	Mitsui Fudosan Logistics Park Inc.	657	1,986
[2]	Kenedix Office Investment Corp.	1,904	1,986
	House Foods Group Inc.	91,854	1,940
	Nippon Gas Co. Ltd.	128,351	1,929
	Daiwa Securities Living Investments Corp.	2,601	1,923
	77 Bank Ltd.	86,170	1,921
	Denka Co. Ltd.	106,171	1,918
	Toho Gas Co. Ltd.	111,082	1,913
	Mabuchi Motor Co. Ltd.	66,661	1,904
	Maruichi Steel Tube Ltd.	76,627	1,902
	Mitsubishi Logistics Corp.	72,500	1,897
	Nakanishi Inc.	86,234	1,894
	Kaneka Corp.	77,130	1,888
	Toyo Tire Corp.	127,030	1,887
	Yoshinoya Holdings Co. Ltd.	80,502	1,881
	Hokuhoku Financial Group Inc.	160,205	1,870
	Nippon Kayaku Co. Ltd.	217,218	1,866
	Sankyu Inc.	61,668	1,857
	Tokai Carbon Co. Ltd.	241,686	1,855
	UBE Corp.	120,100	1,849
	Kenedix Residential Next Investment Corp.	1,323	1,848
*	Park24 Co. Ltd.	163,912	1,847
	Toyoda Gosei Co. Ltd.	92,559	1,839
	Fuyo General Lease Co. Ltd.	22,411	1,822
	Fuji Soft Inc.	50,606	1,821
	Mori Hills REIT Investment Corp.	1,945	1,820
	Nissui Corp.	372,175	1,806
	Sotetsu Holdings Inc.	102,138	1,803
	Takara Holdings Inc.	215,279	1,794
	Sumitomo Bakelite Co. Ltd.	40,150	1,787
	Frontier Real Estate Investment Corp.	597	1,786
	Ezaki Glico Co. Ltd.	61,358	1,784
	Maruwa Co. Ltd.	10,162	1,783
	Mitsui Mining & Smelting Co. Ltd.	68,645	1,782
	MEITEC Group Holdings Inc.	100,543	1,770
	Comforia Residential REIT Inc.	832	1,766
	Dowa Holdings Co. Ltd.	57,329	1,753
	Daido Steel Co. Ltd.	44,445	1,744
	K's Holdings Corp.	186,760	1,738
	Morinaga Milk Industry Co. Ltd.	44,413	1,732
	Amano Corp.	84,580	1,728
	Rengo Co. Ltd.	257,226	1,703
	Sugi Holdings Co. Ltd.	42,031	1,701
	Chugin Financial Group Inc.	212,101	1,691

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Calbee Inc.	87,550	1,682
	Morinaga & Co. Ltd.	46,610	1,681
	Mizuho Leasing Co. Ltd.	52,066	1,656
	Seven Bank Ltd.	834,472	1,652
	Kokuyo Co. Ltd.	105,407	1,634
	Aeon Mall Co. Ltd.	143,401	1,631
	Ushio Inc.	132,937	1,621
	NOK Corp.	135,929	1,611
	Toda Corp.	288,820	1,604
	Konica Minolta Inc.	569,441	1,595
	OBIC Business Consultants Co. Ltd.	37,006	1,590
*,2	Sharp Corp.	254,215	1,589
	DIC Corp.	100,019	1,577
	Hulic REIT Inc.	1,546	1,577
	Tsumura & Co.	88,065	1,576
	Kotobuki Spirits Co. Ltd.	118,065	1,568
	Shiga Bank Ltd.	58,964	1,559
	NSD Co. Ltd.	89,452	1,556
	NET One Systems Co. Ltd.	101,612	1,551
	Fuji Corp.	102,736	1,547
	Citizen Watch Co. Ltd.	264,781	1,544
	Sawai Group Holdings Co. Ltd.	48,248	1,538
	Daiseki Co. Ltd.	55,584	1,535
	Mitsubishi Estate Logistics REIT Investment Corp.	610	1,535
	GS Yuasa Corp.	94,438	1,524
	Nishi-Nippon Railroad Co. Ltd.	94,247	1,523
	Kakaku.com Inc.	157,469	1,519
	Mori Trust REIT Inc.	3,110	1,516
	ABC-Mart Inc.	97,698	1,513
	Pilot Corp.	44,584	1,513
	Zeon Corp.	182,514	1,509
	NHK Spring Co. Ltd.	212,841	1,506
	Osaka Soda Co. Ltd.	25,619	1,505
	Ship Healthcare Holdings Inc.	97,410	1,504
	Aica Kogyo Co. Ltd.	65,355	1,502
	Nichias Corp.	75,339	1,495
[2]	Workman Co. Ltd.	57,781	1,489
	Takasago Thermal Engineering Co. Ltd.	75,298	1,487
	Wacoal Holdings Corp.	65,067	1,487
	Jeol Ltd.	52,224	1,474
	Nihon M&A Center Holdings Inc.	322,724	1,474
	Toho Holdings Co. Ltd.	65,360	1,473
	Daiwa Office Investment Corp.	334	1,461
	Kyudenko Corp.	48,818	1,458
	Hazama Ando Corp.	188,259	1,457
	Rakus Co. Ltd.	116,601	1,452
	Tomy Co. Ltd.	105,186	1,451
	Nippon Shokubai Co. Ltd.	38,852	1,443
	OKUMA Corp.	35,040	1,443
	Daiichikosho Co. Ltd.	97,514	1,441
	Inaba Denki Sangyo Co. Ltd.	68,760	1,434
[2]	Colowide Co. Ltd.	92,037	1,433
[2]	NTT UD REIT Investment Corp.	1,738	1,433
	Daishi Hokuetsu Financial Group Inc.	53,948	1,409
		Shares	Market Value• ($000)
	Fujimi Inc.	70,430	1,406
*	Money Forward Inc.	55,601	1,404
	Canon Marketing Japan Inc.	58,389	1,400
	Tokyu REIT Inc.	1,171	1,397
	TS Tech Co. Ltd.	124,522	1,395
	Hanwa Co. Ltd.	46,229	1,393
	Pigeon Corp.	130,795	1,389
	Itochu Techno-Solutions Corp.	48,300	1,385
	Yaoko Co. Ltd.	26,801	1,380
	Mirait One Corp.	103,738	1,375
	Toyota Boshoku Corp.	79,026	1,374
	Kanematsu Corp.	100,914	1,364
	Izumi Co. Ltd.	53,515	1,353
	Descente Ltd.	48,488	1,352
[2]	Japan Excellent Inc.	1,534	1,346
	Kenedix Retail REIT Corp.	766	1,340
	Japan Steel Works Ltd.	82,281	1,335
	Nikkon Holdings Co. Ltd.	62,853	1,334
	Tokuyama Corp.	87,982	1,334
	Kusuri no Aoki Holdings Co. Ltd.	20,326	1,332
	Anritsu Corp.	178,653	1,330
[2]	Hokuetsu Corp.	173,356	1,330
	Fancl Corp.	87,868	1,314
	Bic Camera Inc.	173,493	1,314
	Toridoll Holdings Corp.	54,200	1,312
	Okumura Corp.	42,585	1,303
	Harmonic Drive Systems Inc.	60,120	1,302
	Fujitsu General Ltd.	73,040	1,299
	AEON Financial Service Co. Ltd.	157,031	1,294
	Shikoku Electric Power Co. Inc.	189,325	1,293
	Toagosei Co. Ltd.	140,614	1,290
	Dexerials Corp.	56,480	1,288
	Relo Group Inc.	129,216	1,281
	Sangetsu Corp.	67,505	1,269
	Kureha Corp.	21,326	1,267
[2]	Hoshino Resorts REIT Inc.	320	1,259
	NIPPON REIT Investment Corp.	536	1,238
	Heiwa Real Estate REIT Inc.	1,322	1,236
	Okamura Corp.	86,723	1,235
	Furukawa Electric Co. Ltd.	81,873	1,227
	PALTAC Corp.	37,852	1,227
	San-In Godo Bank Ltd.	177,898	1,225
	Saizeriya Co. Ltd.	29,981	1,218
	Sanken Electric Co. Ltd.	24,496	1,218
	Japan Petroleum Exploration Co. Ltd.	35,537	1,217
	Mitsui High-Tec Inc.	28,788	1,216
	H.U. Group Holdings Inc.	70,642	1,187
	Japan Elevator Service Holdings Co. Ltd.	89,600	1,187
	Nippon Soda Co. Ltd.	33,072	1,186
	Kyoritsu Maintenance Co. Ltd.	30,488	1,166
	Takeuchi Manufacturing Co. Ltd.	40,841	1,165
	Nisshinbo Holdings Inc.	160,711	1,162
	Topcon Corp.	125,814	1,147

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kandenko Co. Ltd.	123,114	1,141
	OSG Corp.	99,697	1,138
	DeNA Co. Ltd.	116,335	1,136
	ARE Holdings Inc.	89,716	1,136
	Resorttrust Inc.	78,594	1,131
	NEC Networks & System Integration Corp.	83,385	1,129
	Okasan Securities Group Inc.	249,356	1,128
	Glory Ltd.	60,343	1,125
	Taikisha Ltd.	38,667	1,125
	H2O Retailing Corp.	103,900	1,113
	GMO internet group Inc.	75,912	1,106
	Tadano Ltd.	147,066	1,106
	Acom Co. Ltd.	469,926	1,104
	Duskin Co. Ltd.	49,995	1,090
	SMS Co. Ltd.	68,668	1,090
	Towa Corp.	31,738	1,089
	Juroku Financial Group Inc.	40,237	1,084
	Benesse Holdings Inc.	91,318	1,080
	Tsubakimoto Chain Co.	42,344	1,070
	Hitachi Zosen Corp.	204,834	1,069
	Nipro Corp.	139,948	1,066
	Ferrotec Holdings Corp.	60,541	1,064
	NS Solutions Corp.	36,548	1,061
	Tokai Rika Co. Ltd.	67,470	1,059
	FP Corp.	54,786	1,055
*	Nippon Paper Industries Co. Ltd.	120,309	1,047
	Makino Milling Machine Co. Ltd.	24,913	1,040
	Mani Inc.	76,215	1,037
	Itoham Yonekyu Holdings Inc.	37,527	1,037
	Kaken Pharmaceutical Co. Ltd.	46,739	1,035
	Organo Corp.	31,372	1,034
	Monex Group Inc.	234,418	1,031
	Inabata & Co. Ltd.	49,298	1,029
	Tokyo Steel Manufacturing Co. Ltd.	88,849	1,027
	TOKAI Holdings Corp.	158,975	1,025
*	Hokuriku Electric Power Co.	206,442	1,024
	Fukuyama Transporting Co. Ltd.	37,445	1,023
	Kumagai Gumi Co. Ltd.	40,637	1,018
	Sakata Seed Corp.	37,850	1,018
	Jaccs Co. Ltd.	29,384	1,010
	North Pacific Bank Ltd.	387,193	997
	Pola Orbis Holdings Inc.	99,152	996
	Fuji Oil Holdings Inc.	62,590	994
	Fukuoka REIT Corp.	922	993
	Heiwa Corp.	69,856	989
	NTN Corp.	553,917	987
	Japan Aviation Electronics Industry Ltd.	52,291	986
	Sumitomo Warehouse Co. Ltd.	60,736	972
	Japan Material Co. Ltd.	69,136	971
*	Hino Motors Ltd.	332,956	969
[2]	EDION Corp.	97,157	969
	Takuma Co. Ltd.	99,852	969
		Shares	Market Value• ($000)
	Heiwa Real Estate Co. Ltd.	37,635	963
	Global One Real Estate Investment Corp.	1,266	960
	CKD Corp.	75,945	955
	Japan Securities Finance Co. Ltd.	95,681	953
	Outsourcing Inc.	127,530	948
	Ain Holdings Inc.	33,507	947
	Ryosan Co. Ltd.	29,978	945
	Lintec Corp.	56,867	940
	Senko Group Holdings Co. Ltd.	135,910	936
*	Atom Corp.	155,051	930
	DTS Corp.	45,112	927
	Aichi Financial Group Inc.	58,743	925
	Toei Co. Ltd.	7,868	924
	Hyakugo Bank Ltd.	244,038	923
	As One Corp.	28,784	917
	Information Services International-Dentsu Ltd.	26,892	913
	Suruga Bank Ltd.	213,583	913
	Hokkaido Electric Power Co. Inc.	215,470	906
	Nihon Parkerizing Co. Ltd.	124,351	902
	Tokyo Kiraboshi Financial Group Inc.	30,565	902
	Monogatari Corp.	33,226	900
	DCM Holdings Co. Ltd.	114,562	895
	Nippn Corp.	58,263	887
	Sumitomo Osaka Cement Co. Ltd.	38,026	885
	Seria Co. Ltd.	63,857	885
	Daio Paper Corp.	107,466	883
[2]	Kumiai Chemical Industry Co. Ltd.	121,037	882
	Rorze Corp.	11,756	875
	Nippon Light Metal Holdings Co. Ltd.	79,534	872
	Meidensha Corp.	55,415	868
	Tokai Tokyo Financial Holdings Inc.	254,834	866
	Hokkoku Financial Holdings Inc.	25,784	853
	Round One Corp.	235,003	852
	Aiful Corp.	337,142	849
	Royal Holdings Co. Ltd.	49,779	848
	Create Restaurants Holdings Inc.	121,576	843
[2]	CRE Logistics REIT Inc.	802	843
	Riken Keiki Co. Ltd.	20,520	841
*	Sosei Group Corp.	90,600	838
	JVCKenwood Corp.	194,475	836
	Joyful Honda Co. Ltd.	70,614	829
	Open Up Group Inc.	66,774	828
	Max Co. Ltd.	48,718	822
*	PeptiDream Inc.	112,330	819
	San-Ai Obbli Co. Ltd.	75,342	814
	Hankyu Hanshin REIT Inc.	864	812
	Paramount Bed Holdings Co. Ltd.	47,422	808
	Katitas Co. Ltd.	60,400	806
*	Appier Group Inc.	97,900	806
	Kiyo Bank Ltd.	77,900	804

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Star Asia Investment Corp.	2,121	799
	TKC Corp.	34,164	797
	Nishimatsu Construction Co. Ltd.	33,021	795
	Megmilk Snow Brand Co. Ltd.	49,106	791
	Mixi Inc.	51,942	787
	C Uyemura & Co. Ltd.	14,400	782
	Kaga Electronics Co. Ltd.	19,518	781
	Kohnan Shoji Co. Ltd.	29,977	777
	Ichigo Office REIT Investment Corp.	1,385	777
	Autobacs Seven Co. Ltd.	75,314	775
	Eizo Corp.	24,110	774
	Fuji Kyuko Co. Ltd.	27,293	770
	Kissei Pharmaceutical Co. Ltd.	36,252	767
	Toyobo Co. Ltd.	114,292	767
	Arcs Co. Ltd.	40,041	765
*	Medley Inc.	26,400	763
	Japan Wool Textile Co. Ltd.	83,200	756
	Digital Garage Inc.	37,548	752
	Shoei Co. Ltd.	56,300	750
*	Sansan Inc.	94,185	748
	Daihen Corp.	23,607	744
	Senshu Ikeda Holdings Inc.	316,764	744
	KYB Corp.	25,127	742
	Shochiku Co. Ltd.	11,656	742
[2]	Seiren Co. Ltd.	49,782	738
	Bank of Nagoya Ltd.	18,218	735
	Nisshin Oillio Group Ltd.	26,190	731
	JAFCO Group Co. Ltd.	67,765	730
	Mitsui-Soko Holdings Co. Ltd.	25,500	726
	Valor Holdings Co. Ltd.	46,325	725
	Yodogawa Steel Works Ltd.	30,970	725
	Justsystems Corp.	40,242	717
	Trusco Nakayama Corp.	47,418	716
	Nitto Boseki Co. Ltd.	31,769	715
	Maruha Nichiro Corp.	41,632	713
	Nichiha Corp.	36,068	712
	Menicon Co. Ltd.	61,284	710
	Mirai Corp.	2,351	710
[2]	SOSiLA Logistics REIT Inc.	893	707
	Iino Kaiun Kaisha Ltd.	98,395	706
	Ai Holdings Corp.	45,636	706
	JMDC Inc.	25,200	706
	Musashino Bank Ltd.	37,351	704
	KH Neochem Co. Ltd.	46,037	697
	Toyo Ink SC Holdings Co. Ltd.	40,822	693
	Sanki Engineering Co. Ltd.	59,398	690
	Toyo Construction Co. Ltd.	84,370	688
	Hosiden Corp.	58,434	687
	Mochida Pharmaceutical Co. Ltd.	30,980	683
	Nanto Bank Ltd.	37,921	683
	Noritake Co. Ltd.	17,540	683
	Awa Bank Ltd.	41,023	682
	Raito Kogyo Co. Ltd.	52,688	682
	TBS Holdings Inc.	41,737	680
		Shares	Market Value• ($000)
	ARCLANDS Corp.	63,176	677
	Matsui Securities Co. Ltd.	134,723	670
	Ryobi Ltd.	35,677	669
	UACJ Corp.	32,869	669
	Nishimatsuya Chain Co. Ltd.	51,980	668
	Ariake Japan Co. Ltd.	21,117	668
	Tokyo Electron Device Ltd.	26,016	668
	Shibaura Machine Co. Ltd.	26,893	666
[2]	Toei Animation Co. Ltd.	7,350	662
	Tri Chemical Laboratories Inc.	31,100	661
	Adastria Co. Ltd.	31,372	658
	Mitsuboshi Belting Ltd.	22,801	658
	Ichibanya Co. Ltd.	18,624	657
	Nitto Kogyo Corp.	28,677	655
	KOMEDA Holdings Co. Ltd.	35,858	654
	Starts Corp. Inc.	34,360	653
	Nojima Corp.	73,200	652
	Komeri Co. Ltd.	31,370	650
	Fuji Seal International Inc.	58,303	649
	Kato Sangyo Co. Ltd.	23,099	649
	SKY Perfect JSAT Holdings Inc.	140,130	649
	AZ-COM Maruwa Holdings Inc.	47,188	648
	Fujimori Kogyo Co. Ltd.	25,630	647
	Sumitomo Pharma Co. Ltd.	211,562	646
[2]	SAMTY Co. Ltd.	39,300	646
	Wacom Co. Ltd.	187,031	645
	Toshiba TEC Corp.	29,687	645
	PAL GROUP Holdings Co. Ltd.	49,804	644
	MOS Food Services Inc.	29,486	643
	Financial Partners Group Co. Ltd.	67,618	642
	Daiei Kankyo Co. Ltd.	46,400	641
	San-A Co. Ltd.	20,616	639
	ASKUL Corp.	48,910	638
	Infomart Corp.	265,932	638
	Micronics Japan Co. Ltd.	41,847	634
	Mizuno Corp.	21,615	634
	Idec Corp.	35,279	633
	Yamae Group Holdings Co. Ltd.	26,500	633
[2]	West Holdings Corp.	28,614	631
	Ogaki Kyoritsu Bank Ltd.	45,119	630
	Hiday Hidaka Corp.	34,349	628
	Advance Logistics Investment Corp.	766	624
	Transcosmos Inc.	30,577	623
	Hyakujushi Bank Ltd.	32,678	622
	Gunze Ltd.	20,722	621
	Takara Standard Co. Ltd.	50,881	618
	Yamazen Corp.	76,192	617
*	Leopalace21 Corp.	286,476	616
	Oki Electric Industry Co. Ltd.	102,010	615
	Taiyo Holdings Co. Ltd.	37,740	615
	Nextage Co. Ltd.	44,500	615
	Fuso Chemical Co. Ltd.	22,612	614
	Kitz Corp.	90,388	611

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Pencil Co. Ltd.	49,492	610
	Toyo Tanso Co. Ltd.	18,035	610
	Okinawa Cellular Telephone Co.	28,756	608
	Mitsubishi Logisnext Co. Ltd.	77,361	607
	Noritsu Koki Co. Ltd.	28,605	606
	Totetsu Kogyo Co. Ltd.	30,970	604
	Kanamoto Co. Ltd.	37,175	603
	Nichicon Corp.	72,014	602
	Keiyo Bank Ltd.	131,553	597
	Sakata INX Corp.	71,306	596
	Takara Bio Inc.	66,986	591
	Taihei Dengyo Kaisha Ltd.	22,530	590
	Simplex Holdings Inc.	35,100	590
	Shinmaywa Industries Ltd.	73,729	588
	Ricoh Leasing Co. Ltd.	19,537	584
	Noevir Holdings Co. Ltd.	16,627	583
	Showa Sangyo Co. Ltd.	28,986	580
	Funai Soken Holdings Inc.	35,256	579
	TOMONY Holdings Inc.	171,808	579
	Japan Lifeline Co. Ltd.	75,708	577
	Heiwado Co. Ltd.	34,762	569
	Milbon Co. Ltd.	21,514	569
	Nomura Micro Science Co. Ltd.	11,100	569
	GungHo Online Entertainment Inc.	37,634	567
	Elecom Co. Ltd.	49,422	560
	JCR Pharmaceuticals Co. Ltd.	73,132	560
	Yokogawa Bridge Holdings Corp.	33,859	560
	ZERIA Pharmaceutical Co. Ltd.	42,105	559
	Nippon Densetsu Kogyo Co. Ltd.	41,038	559
	Benefit One Inc.	77,980	559
	Nitta Corp.	24,711	558
	Orient Corp.	74,674	557
	Towa Pharmaceutical Co. Ltd.	30,180	555
	Maxell Ltd.	51,702	553
	Tocalo Co. Ltd.	61,156	553
	Iriso Electronics Co. Ltd.	23,307	550
	Base Co. Ltd.	19,600	550
	Fuji Co. Ltd.	43,416	549
	Maeda Kosen Co. Ltd.	28,100	547
[2]	Kura Sushi Inc.	22,910	545
	Sekisui Jushi Corp.	33,371	544
	Earth Corp.	16,539	544
	Kisoji Co. Ltd.	30,700	542
	en japan Inc.	36,300	541
	Arata Corp.	14,549	541
	Nachi-Fujikoshi Corp.	21,713	541
	Exedy Corp.	32,363	540
*,2	HIS Co. Ltd.	47,848	540
	Mitsuuroko Group Holdings Co. Ltd.	62,700	539
	Valqua Ltd.	21,831	539
	Ohsho Food Service Corp.	11,650	539
	Fuji Media Holdings Inc.	54,184	538
	Life Corp.	22,810	538
		Shares	Market Value• ($000)
	S Foods Inc.	25,436	538
	Topre Corp.	49,712	536
	I'll Inc.	21,900	535
	MCJ Co. Ltd.	74,208	534
	Create SD Holdings Co. Ltd.	24,899	534
	Aoyama Trading Co. Ltd.	53,182	533
	Uchida Yoko Co. Ltd.	11,559	532
	Systena Corp.	311,620	531
	Nishio Holdings Co. Ltd.	23,933	530
	Raiznext Corp.	56,423	528
	One REIT Inc.	305	528
	Nomura Co. Ltd.	91,540	527
	Procrea Holdings Inc.	40,610	525
	SBI Sumishin Net Bank Ltd.	49,800	524
	Star Micronics Co. Ltd.	43,443	522
	Zojirushi Corp.	50,698	522
	KeePer Technical Laboratory Co. Ltd.	13,826	521
	Token Corp.	9,866	518
	Okamoto Industries Inc.	14,929	516
	Prima Meat Packers Ltd.	33,765	514
	Meiko Electronics Co. Ltd.	24,718	513
	Amvis Holdings Inc.	29,991	512
	JCU Corp.	23,398	510
	Toho Titanium Co. Ltd.	38,650	504
	Central Glass Co. Ltd.	26,516	503
	T Hasegawa Co. Ltd.	23,999	503
	Ryoyo Electro Corp.	21,006	499
	Takara Leben Real Estate Investment Corp.	761	498
	Musashi Seimitsu Industry Co. Ltd.	51,604	497
	Mitsubishi Shokuhin Co. Ltd.	18,835	497
	Konishi Co. Ltd.	33,380	495
	Pacific Industrial Co. Ltd.	53,792	494
	Seiko Group Corp.	31,593	493
	Optex Group Co. Ltd.	43,868	493
	Shibaura Mechatronics Corp.	11,400	492
[2]	Shoei Foods Corp.	17,341	491
	Shin-Etsu Polymer Co. Ltd.	54,132	491
	Belc Co. Ltd.	10,458	490
	Toa Corp.	19,718	490
	Kyorin Pharmaceutical Co. Ltd.	41,487	489
	Itochu Enex Co. Ltd.	49,688	488
	Samty Residential Investment Corp.	653	488
	FCC Co. Ltd.	40,838	485
	Fukushima Galilei Co. Ltd.	14,648	485
	Kyokuto Kaihatsu Kogyo Co. Ltd.	39,662	483
	Retail Partners Co. Ltd.	42,200	481
	Ichigo Inc.	219,343	480
	Furukawa Co. Ltd.	34,147	479
*	Raksul Inc.	57,000	479
[2]	Kosaido Holdings Co. Ltd.	24,400	478
	Oiles Corp.	37,571	476
	JINS Holdings Inc.	17,230	476
	Nissha Co. Ltd.	45,728	475

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tsurumi Manufacturing Co. Ltd.	22,504	474
	Nagaileben Co. Ltd.	34,283	473
*,2	Nippon Sheet Glass Co. Ltd.	107,682	473
	Premium Group Co. Ltd.	44,100	473
[2]	OSAKA Titanium Technologies Co. Ltd.	22,114	472
	Yonex Co. Ltd.	43,428	470
*	euglena Co. Ltd.	96,608	469
	Future Corp.	41,032	468
	Wakita & Co. Ltd.	46,499	466
	Shikoku Kasei Holdings Corp.	41,144	465
	Dip Corp.	23,406	464
	United Super Markets Holdings Inc.	65,335	464
	TSI Holdings Co. Ltd.	86,784	463
	Japan Pulp & Paper Co. Ltd.	14,749	462
	Tsuburaya Fields Holdings Inc.	42,442	462
	Morita Holdings Corp.	44,916	461
	Megachips Corp.	17,817	459
	Bunka Shutter Co. Ltd.	54,248	458
	Sumitomo Mitsui Construction Co. Ltd.	171,932	456
	Yuasa Trading Co. Ltd.	16,626	455
	Geo Holdings Corp.	29,064	454
	Restar Holdings Corp.	27,627	454
	Nippon Pillar Packing Co. Ltd.	18,200	454
	Shizuoka Gas Co. Ltd.	66,538	452
	Enplas Corp.	8,051	451
	Chudenko Corp.	27,682	450
	Bando Chemical Industries Ltd.	44,803	448
	Yellow Hat Ltd.	36,966	447
	Hirata Corp.	9,815	447
	Okinawa Financial Group Inc.	26,780	447
	Hogy Medical Co. Ltd.	20,496	445
	Yokorei Co. Ltd.	57,927	445
	Eiken Chemical Co. Ltd.	45,056	444
*	Septeni Holdings Co. Ltd.	158,100	444
	Shibuya Corp.	27,104	442
	Universal Entertainment Corp.	30,890	441
	Nagawa Co. Ltd.	10,800	439
	Argo Graphics Inc.	19,900	436
	eGuarantee Inc.	37,600	434
	Chugoku Marine Paints Ltd.	47,836	433
	Hioki EE Corp.	9,959	433
	Noritz Corp.	41,141	432
	Nichireki Co. Ltd.	30,400	432
	Aeon Delight Co. Ltd.	19,514	430
	Seikitokyu Kogyo Co. Ltd.	40,400	430
	Starts Proceed Investment Corp.	312	429
*	Chiyoda Corp.	181,808	427
	Miyazaki Bank Ltd.	21,971	427
	Konoike Transport Co. Ltd.	32,259	427
	Nikkiso Co. Ltd.	66,720	425
		Shares	Market Value• ($000)
	Nippon Yakin Kogyo Co. Ltd.	15,931	425
	Hamakyorex Co. Ltd.	16,929	424
	Sun Frontier Fudousan Co. Ltd.	43,604	423
	Bank of the Ryukyus Ltd.	51,042	422
	Nissan Shatai Co. Ltd.	73,810	422
	Sanyo Special Steel Co. Ltd.	24,777	422
	YAMABIKO Corp.	44,447	422
	Nippon Seiki Co. Ltd.	59,191	421
	Health Care & Medical Investment Corp.	450	421
	Meisei Industrial Co. Ltd.	62,184	420
	Nittetsu Mining Co. Ltd.	13,344	420
	Usen-Next Holdings Co. Ltd.	18,294	420
	Joshin Denki Co. Ltd.	26,314	418
	Ringer Hut Co. Ltd.	27,398	418
	Tokyotokeiba Co. Ltd.	16,130	418
	BML Inc.	22,003	416
	Eagle Industry Co. Ltd.	38,176	416
	Marusan Securities Co. Ltd.	76,629	416
	Yamanashi Chuo Bank Ltd.	33,156	414
	Hakuto Co. Ltd.	12,145	411
	Maruzen Showa Unyu Co. Ltd.	16,238	410
	Kameda Seika Co. Ltd.	15,138	409
	Press Kogyo Co. Ltd.	95,393	409
	Riso Kagaku Corp.	26,283	409
	TPR Co. Ltd.	34,872	409
	Strike Co. Ltd.	16,730	409
	Axial Retailing Inc.	15,934	408
	Doutor Nichires Holdings Co. Ltd.	28,171	407
	Totech Corp.	12,800	406
	Sankei Real Estate Inc.	668	405
	Toho Bank Ltd.	208,550	403
	Sinko Industries Ltd.	27,409	402
	Takasago International Corp.	18,833	402
*	RENOVA Inc.	55,600	400
	Piolax Inc.	26,988	399
	Roland Corp.	13,800	399
	Prestige International Inc.	97,906	397
	Daiichi Jitsugyo Co. Ltd.	30,771	395
	Onward Holdings Co. Ltd.	124,259	393
	Nippon Signal Company Ltd.	63,421	392
*	UT Group Co. Ltd.	31,700	392
	Komehyo Holdings Co. Ltd.	12,500	392
	Zuken Inc.	15,635	391
	United Arrows Ltd.	30,478	389
	Change Holdings Inc.	37,700	385
	Sun Corp.	25,200	385
	Okinawa Electric Power Co. Inc.	52,344	382
	Bell System24 Holdings Inc.	37,248	382
	Infocom Corp.	22,715	378
	Nafco Co. Ltd.	30,900	378

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Genky DrugStores Co. Ltd.	9,900	377
	WingArc1st Inc.	21,100	377
	Tamron Co. Ltd.	13,827	376
	Altech Corp.	22,100	376
	Koshidaka Holdings Co. Ltd.	52,768	375
	Nohmi Bosai Ltd.	30,700	370
[2]	Toyo Gosei Co. Ltd.	8,900	370
	Sumida Corp.	42,955	369
	Yondoshi Holdings Inc.	29,418	369
	Tsukishima Holdings Co. Ltd.	43,437	369
	Tosei REIT Investment Corp.	410	369
	Furuya Metal Co. Ltd.	5,700	369
	Komori Corp.	48,087	368
	Sanyo Chemical Industries Ltd.	13,852	368
	PHC Holdings Corp.	38,900	368
	Mandom Corp.	40,027	367
	Nippon Road Co. Ltd.	27,870	366
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	366
	Daikoku Denki Co. Ltd.	12,500	365
	Sanyo Denki Co. Ltd.	9,859	365
	Tokyu Construction Co. Ltd.	70,780	364
	Aida Engineering Ltd.	61,434	363
	IDOM Inc.	60,353	363
	Tsugami Corp.	50,662	363
	Aeon Hokkaido Corp.	62,300	362
	MEC Co. Ltd.	15,946	362
	Hosokawa Micron Corp.	12,842	360
	Mitani Sekisan Co. Ltd.	11,900	359
*,2	W-Scope Corp.	61,783	358
*,2	PKSHA Technology Inc.	20,988	358
	Cybozu Inc.	28,688	357
	Keiyo Co. Ltd.	41,414	357
	Chubu Steel Plate Co. Ltd.	26,100	357
	Chofu Seisakusho Co. Ltd.	25,011	356
	Godo Steel Ltd.	12,258	356
[2]	Fujibo Holdings Inc.	15,549	355
	DyDo Group Holdings Inc.	9,159	354
	Sintokogio Ltd.	50,978	354
	Doshisha Co. Ltd.	23,697	353
[2]	J Trust Co. Ltd.	110,943	352
	Canon Electronics Inc.	27,416	350
	GMO Financial Holdings Inc.	77,100	350
	Comture Corp.	26,100	349
	Tosei Corp.	29,473	348
	Siix Corp.	37,036	347
	Ishihara Sangyo Kaisha Ltd.	37,039	347
	KFC Holdings Japan Ltd.	17,434	347
	MARUKA FURUSATO Corp.	18,900	347
	Mitsui DM Sugar Holdings Co. Ltd.	17,029	346
	Tachibana Eletech Co. Ltd.	19,400	346
	CTI Engineering Co. Ltd.	11,500	346
	SBS Holdings Inc.	19,400	344
	Riken Technos Corp.	60,093	343
		Shares	Market Value• ($000)
[2]	Nittoku Co. Ltd.	23,400	343
*	Kappa Create Co. Ltd.	32,493	341
	San ju San Financial Group Inc.	26,173	341
	Anicom Holdings Inc.	93,736	340
	Integrated Design & Engineering Holdings Co. Ltd.	15,335	340
	Arisawa Manufacturing Co. Ltd.	47,800	338
	ASAHI YUKIZAI Corp.	13,744	337
	Sato Holdings Corp.	25,093	337
	Transaction Co. Ltd.	26,100	337
	Avex Inc.	36,655	335
	Keihanshin Building Co. Ltd.	36,531	335
	Saibu Gas Holdings Co. Ltd.	26,392	335
	Anest Iwata Corp.	44,850	333
[2]	Management Solutions Co. Ltd.	19,126	333
	SWCC Corp.	23,899	332
[2]	Tama Home Co. Ltd.	14,700	332
	Oyo Corp.	21,602	330
	Sakai Moving Service Co. Ltd.	19,318	330
	GLOBERIDE Inc.	25,400	328
	Nippon Ceramic Co. Ltd.	18,810	327
	Sumitomo Densetsu Co. Ltd.	18,535	326
	VT Holdings Co. Ltd.	96,394	325
	Sodick Co. Ltd.	64,514	325
	Torii Pharmaceutical Co. Ltd.	13,442	325
	Torishima Pump Manufacturing Co. Ltd.	25,601	324
	Topy Industries Ltd.	20,118	324
	Futaba Industrial Co. Ltd.	65,529	323
	Tachi-S Co. Ltd.	29,471	323
	Gree Inc.	84,739	317
	Broadleaf Co. Ltd.	89,626	317
	Oita Bank Ltd.	17,029	315
	Bank of Iwate Ltd.	17,324	314
	Nippon Kanzai Holdings Co. Ltd.	18,925	314
	Ines Corp.	31,788	313
	Ryoden Corp.	20,040	312
	NS United Kaiun Kaisha Ltd.	10,955	311
	Asahi Diamond Industrial Co. Ltd.	54,260	310
	Digital Arts Inc.	11,256	310
	Koa Corp.	32,069	309
	Tenma Corp.	18,434	309
	Osaka Organic Chemical Industry Ltd.	18,200	309
	Kyoei Steel Ltd.	24,302	308
	Gakken Holdings Co. Ltd.	55,112	307
	Trancom Co. Ltd.	6,672	307
	Hoosiers Holdings Co. Ltd.	43,400	307
	Sumitomo Seika Chemicals Co. Ltd.	9,959	306
	Daikyonishikawa Corp.	61,145	306
	Sala Corp.	62,500	306
	Sagami Holdings Corp.	33,911	303

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Npr Riken Corp.	26,720	303
	Qol Holdings Co. Ltd.	26,127	302
	Asanuma Corp.	12,800	302
	Rock Field Co. Ltd.	29,012	301
	Shima Seiki Manufacturing Ltd.	29,468	301
	Halows Co. Ltd.	10,661	300
	Teikoku Electric Manufacturing Co. Ltd.	18,718	299
[2]	Abalance Corp.	13,900	299
	Happinet Corp.	17,534	297
	Onoken Co. Ltd.	26,730	297
	Japan Transcity Corp.	67,676	297
	Raysum Co. Ltd.	13,800	297
	Aichi Steel Corp.	12,647	296
[2]	Inageya Co. Ltd.	27,865	295
	Unipres Corp.	41,920	295
	Fujicco Co. Ltd.	22,701	293
	JSB Co. Ltd.	19,200	293
	Nippon Carbon Co. Ltd.	9,951	291
	Roland DG Corp.	13,246	290
	Mitsubishi Research Institute Inc.	8,971	290
	Ki-Star Real Estate Co. Ltd.	10,300	290
	Matsuya Co. Ltd.	47,219	286
	KPP Group Holdings Co. Ltd.	66,271	286
	TRE Holdings Corp.	36,600	286
	HI-LEX Corp.	32,500	285
	Ehime Bank Ltd.	38,341	284
	Hokuto Corp.	23,605	283
[2]	Senshu Electric Co. Ltd.	13,762	283
	m-up Holdings Inc.	34,900	283
	Aisan Industry Co. Ltd.	35,651	282
	Furuno Electric Co. Ltd.	25,689	282
	Kurabo Industries Ltd.	18,804	282
	METAWATER Co. Ltd.	22,396	282
	Avant Group Corp.	33,400	282
	Kyokuyo Co. Ltd.	11,057	281
	Curves Holdings Co. Ltd.	64,368	281
[2]	Gamecard-Joyco Holdings Inc.	12,500	281
	Sinfonia Technology Co. Ltd.	26,678	280
	Takamatsu Construction Group Co. Ltd.	15,329	279
	Tamura Corp.	85,447	279
	Sinanen Holdings Co. Ltd.	10,360	278
	Mimasu Semiconductor Industry Co. Ltd.	17,034	276
	M&A Capital Partners Co. Ltd.	15,144	275
	T-Gaia Corp.	23,004	274
	Yurtec Corp.	42,051	274
	Kurimoto Ltd.	13,345	273
	Shikoku Bank Ltd.	38,236	273
	Shinko Shoji Co. Ltd.	35,130	273
	Yamagata Bank Ltd.	35,358	273
	Kawada Technologies Inc.	6,180	273
	G-Tekt Corp.	23,304	272
	Insource Co. Ltd.	46,200	272
	Krosaki Harima Corp.	4,281	271
	Starzen Co. Ltd.	15,932	271
		Shares	Market Value• ($000)
	Computer Engineering & Consulting Ltd.	26,028	269
	Marudai Food Co. Ltd.	24,196	268
	ESPEC Corp.	18,212	268
	Teikoku Sen-I Co. Ltd.	21,303	266
	LITALICO Inc.	19,800	266
	Mirarth Holdings Inc.	90,512	264
	Hibiya Engineering Ltd.	17,395	264
	Tochigi Bank Ltd.	112,442	264
	Nippon Fine Chemical Co. Ltd.	16,000	264
	Kanto Denka Kogyo Co. Ltd.	49,787	263
	Pack Corp.	11,846	263
	ZIGExN Co. Ltd.	82,000	262
	Mitsui E&S Co. Ltd.	95,157	261
	Nissei ASB Machine Co. Ltd.	8,463	261
*	Vision Inc.	29,313	261
	Obara Group Inc.	10,845	260
	Daiki Aluminium Industry Co. Ltd.	31,435	260
[2]	Shin Nippon Biomedical Laboratories Ltd.	23,210	259
	Nippon Thompson Co. Ltd.	72,394	258
	France Bed Holdings Co. Ltd.	32,598	256
	Sumitomo Riko Co. Ltd.	40,933	256
	Belluna Co. Ltd.	62,677	255
	Itochu-Shokuhin Co. Ltd.	5,876	255
	Fukui Bank Ltd.	23,696	255
*	Modec Inc.	23,209	255
	Tanseisha Co. Ltd.	45,449	255
	Akita Bank Ltd.	18,324	254
	Dai-Dan Co. Ltd.	25,838	254
	ASKA Pharmaceutical Holdings Co. Ltd.	22,204	252
	ESCON Japan REIT Investment Corp.	320	251
	Riken Vitamin Co. Ltd.	16,728	250
	Nippon Denko Co. Ltd.	128,976	249
	Mie Kotsu Group Holdings Inc.	66,636	249
	Mars Group Holdings Corp.	14,458	248
	Daito Pharmaceutical Co. Ltd.	19,415	248
*	Fujio Food Group Inc.	26,800	248
	TechMatrix Corp.	25,100	248
	AOKI Holdings Inc.	37,723	247
	Kamei Corp.	23,796	247
	Tonami Holdings Co. Ltd.	8,569	247
	RS Technologies Co. Ltd.	15,600	247
	Aiphone Co. Ltd.	12,345	246
	Sanyo Electric Railway Co. Ltd.	17,823	246
	Alconix Corp.	27,120	246
	Vital KSK Holdings Inc.	35,842	242
	Pharma Foods International Co. Ltd.	27,406	242
	Katakura Industries Co. Ltd.	21,400	241
	Daikokutenbussan Co. Ltd.	5,677	241
	JAC Recruitment Co. Ltd.	15,034	240
	Key Coffee Inc.	17,722	239

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Neturen Co. Ltd.	35,940	239
	Matsuda Sangyo Co. Ltd.	13,643	238
	K&O Energy Group Inc.	15,136	238
	Matsuyafoods Holdings Co. Ltd.	8,263	237
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	236
	Oriental Shiraishi Corp.	107,129	236
	Weathernews Inc.	5,974	234
	JP-Holdings Inc.	100,445	234
[2]	Takatori Corp.	7,112	234
	Goldcrest Co. Ltd.	16,326	233
	FULLCAST Holdings Co. Ltd.	20,596	233
	Nippon Parking Development Co. Ltd.	164,510	233
	TV Asahi Holdings Corp.	21,500	232
	ES-Con Japan Ltd.	39,500	231
	Shin Nippon Air Technologies Co. Ltd.	15,000	231
	Union Tool Co.	9,756	231
	CMK Corp.	52,181	230
	gremz Inc.	17,300	229
	Tokai Corp.	18,018	228
	Tsubaki Nakashima Co. Ltd.	46,402	227
	SIGMAXYZ Holdings Inc.	24,300	227
*	Fujita Kanko Inc.	8,165	224
[2]	Snow Peak Inc.	33,400	224
	Hokkaido Gas Co. Ltd.	14,349	223
	Icom Inc.	9,600	222
	J-Oil Mills Inc.	18,816	221
	Daiwa Industries Ltd.	25,677	220
	Cawachi Ltd.	13,146	220
	Pressance Corp.	20,263	219
	Yokowo Co. Ltd.	26,240	217
*,2	Oisix ra daichi Inc.	28,354	216
	TOC Co. Ltd.	50,892	215
	Yahagi Construction Co. Ltd.	24,586	214
*,2	Demae-Can Co. Ltd.	100,900	214
	Elematec Corp.	18,728	213
	YAKUODO Holdings Co. Ltd.	11,552	213
*	giftee Inc.	24,741	212
	Daiho Corp.	8,224	210
	Ichikoh Industries Ltd.	59,944	210
	Miroku Jyoho Service Co. Ltd.	20,512	210
	Denyo Co. Ltd.	14,829	209
	Riso Kyoiku Co. Ltd.	123,300	207
	Zenrin Co. Ltd.	35,095	206
[2]	eRex Co. Ltd.	41,761	206
	Akatsuki Inc.	14,800	205
	Maxvalu Tokai Co. Ltd.	10,300	204
	Shinnihon Corp.	25,182	203
[2]	YA-MAN Ltd.	28,870	203
	Wellneo Sugar Co. Ltd.	14,900	202
	JM Holdings Co. Ltd.	14,700	202
	Alpen Co. Ltd.	15,528	201
	Toyo Corp.	23,295	200
	Fuji Pharma Co. Ltd.	25,700	199
	Kintetsu Department Store Co. Ltd.	10,658	199
*,2	Istyle Inc.	68,076	197
	Shinwa Co. Ltd.	12,349	196
		Shares	Market Value• ($000)
	Toenec Corp.	7,168	195
	Nissin Corp.	11,249	194
	Chiyoda Integre Co. Ltd.	10,546	193
	Chori Co. Ltd.	9,952	193
[2]	Intage Holdings Inc.	17,450	193
	FIDEA Holdings Co. Ltd.	17,890	193
	DKK Co. Ltd.	11,646	192
	Nichiden Corp.	11,540	192
*	Jamco Corp.	19,355	191
	Seikagaku Corp.	36,422	191
	Chubu Shiryo Co. Ltd.	26,079	188
*	Nippon Chemi-Con Corp.	22,196	188
	Vector Inc.	26,594	188
	COLOPL Inc.	48,882	188
	Fixstars Corp.	28,600	188
	Tokushu Tokai Paper Co. Ltd.	7,860	187
	Shibusawa Warehouse Co. Ltd.	9,556	186
	Tekken Corp.	13,742	186
	Toyo Kanetsu KK	8,460	186
	Kyosan Electric Manufacturing Co. Ltd.	57,883	185
	Rheon Automatic Machinery Co. Ltd.	21,186	185
[2]	Remixpoint Inc.	140,784	185
	Mitsuba Corp.	39,939	184
	Sakai Chemical Industry Co. Ltd.	13,428	184
	Tayca Corp.	16,388	184
	Solasto Corp.	47,200	184
	World Co. Ltd.	17,800	184
	Proto Corp.	22,500	184
	Okabe Co. Ltd.	38,911	181
*	Japan Display Inc.	729,539	180
	Sparx Group Co. Ltd.	18,780	180
	Stella Chemifa Corp.	8,459	179
*,2	PIA Corp.	7,671	179
	Nihon Nohyaku Co. Ltd.	41,781	179
	Futaba Corp.	52,900	178
	Osaki Electric Co. Ltd.	41,910	178
	Carta Holdings Inc.	22,300	176
	LEC Inc.	25,884	175
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	174
	Sankyo Seiko Co. Ltd.	33,535	174
*	SRE Holdings Corp.	11,383	174
	Nagatanien Holdings Co. Ltd.	11,448	173
	Honeys Holdings Co. Ltd.	17,130	173
	Macromill Inc.	38,887	173
	Hochiki Corp.	15,400	171
	Daido Metal Co. Ltd.	48,334	169
*	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	169
	Tomoku Co. Ltd.	10,856	169
	EM Systems Co. Ltd.	35,600	169
	Bank of Saga Ltd.	12,244	167
	Giken Ltd.	14,037	166
	Kanaden Corp.	16,616	166
	SB Technology Corp.	11,200	166
	Pasona Group Inc.	18,420	165
	Fujiya Co. Ltd.	9,951	164
	BRONCO BILLY Co. Ltd.	8,059	164

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hokkan Holdings Ltd.	15,555	163
	JDC Corp.	40,500	163
	Tess Holdings Co. Ltd.	51,700	163
	Softcreate Holdings Corp.	14,396	163
	Kansai Food Market Ltd.	18,112	162
	Nitto Kohki Co. Ltd.	12,950	162
	Moriroku Holdings Co. Ltd.	10,200	162
	Elan Corp.	32,600	161
	Nippon Rietec Co. Ltd.	18,500	160
	Fudo Tetra Corp.	11,771	157
	Komatsu Matere Co. Ltd.	32,943	157
[2]	Airtrip Corp.	13,100	157
	Midac Holdings Co. Ltd.	13,435	157
	St. Marc Holdings Co. Ltd.	12,234	156
	Fukuda Corp.	4,776	155
	ValueCommerce Co. Ltd.	18,600	155
	Kyodo Printing Co. Ltd.	7,165	152
	Marvelous Inc.	33,169	152
	Nichiban Co. Ltd.	12,500	152
	Okuwa Co. Ltd.	27,177	152
	Shindengen Electric Manufacturing Co. Ltd.	7,964	151
	Towa Bank Ltd.	33,647	151
	S-Pool Inc.	65,260	151
	Chiyoda Co. Ltd.	27,087	150
	Cosel Co. Ltd.	19,897	148
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	148
	CI Takiron Corp.	38,420	148
	Yukiguni Maitake Co. Ltd.	25,000	148
	Sankyo Tateyama Inc.	27,877	147
	World Holdings Co. Ltd.	9,600	147
	Aichi Corp.	24,182	145
*	KNT-CT Holdings Co. Ltd.	17,349	145
	Maezawa Kyuso Industries Co. Ltd.	15,816	145
	Melco Holdings Inc.	6,359	145
	Takaoka Toko Co. Ltd.	10,552	144
	Ebase Co. Ltd.	33,400	144
	Dai Nippon Toryo Co. Ltd.	22,386	143
	Seika Corp.	9,954	143
	Toho Zinc Co. Ltd.	13,438	143
	Toa Corp. (XTKS)	20,697	142
	NEC Capital Solutions Ltd.	6,866	142
	Aeon Fantasy Co. Ltd.	7,870	141
	Ichiyoshi Securities Co. Ltd.	30,438	141
	Advan Group Co. Ltd.	20,987	140
	JSP Corp.	11,248	140
[2]	Ministop Co. Ltd.	13,744	139
	Kyokuto Securities Co. Ltd.	20,100	139
	WATAMI Co. Ltd.	18,418	138
	Xebio Holdings Co. Ltd.	21,398	138
	Link & Motivation Inc.	51,600	138
	Alpha Systems Inc.	7,367	135
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	135
		Shares	Market Value• ($000)
	Feed One Co. Ltd.	26,468	135
	G-7 Holdings Inc.	17,700	135
	SRA Holdings	6,168	134
	Studio Alice Co. Ltd.	9,656	132
*	Pacific Metals Co. Ltd.	16,133	132
	Koatsu Gas Kogyo Co. Ltd.	25,873	131
	CTS Co. Ltd.	29,491	130
	Nihon Tokushu Toryo Co. Ltd.	16,700	130
*,2	Sourcenext Corp.	113,100	129
	Kenko Mayonnaise Co. Ltd.	12,438	129
	Pole To Win Holdings Inc.	41,200	127
	Okura Industrial Co. Ltd.	6,964	126
	Nihon Chouzai Co. Ltd.	13,438	126
[2]	Sanei Architecture Planning Co. Ltd.	9,400	126
*	Nippon Coke & Engineering Co. Ltd.	169,322	125
	Sanshin Electronics Co. Ltd.	8,300	125
	Achilles Corp.	12,130	124
*	Optim Corp.	22,782	124
	ST Corp.	12,249	123
	Taisei Lamick Co. Ltd.	6,174	122
	Sanoh Industrial Co. Ltd.	20,698	121
	Hisaka Works Ltd.	19,202	120
	Tokyo Energy & Systems Inc.	18,910	120
	Yorozu Corp.	20,213	120
	CAC Holdings Corp.	10,247	119
	V Technology Co. Ltd.	9,458	117
	Central Security Patrols Co. Ltd.	6,802	116
	DKS Co. Ltd.	10,000	115
	Shimizu Bank Ltd.	10,263	113
	Nippon Sharyo Ltd.	8,068	112
	Osaka Steel Co. Ltd.	9,448	112
	Optorun Co. Ltd.	9,700	112
[2]	Inui Global Logistics Co. Ltd.	13,803	111
[2]	Kojima Co. Ltd.	25,193	110
	FAN Communications Inc.	40,603	109
	Pronexus Inc.	13,931	108
	Nakayama Steel Works Ltd.	18,929	108
	Tv Tokyo Holdings Corp.	5,674	108
	Hodogaya Chemical Co. Ltd.	5,373	107
*	Atrae Inc.	15,976	107
	Asahi Co. Ltd.	12,343	106
	Medical Data Vision Co. Ltd.	23,826	106
	Arakawa Chemical Industries Ltd.	15,422	104
	Fukui Computer Holdings Inc.	5,969	102
	Artnature Inc.	19,006	102
	Digital Holdings Inc.	14,700	101
	Rokko Butter Co. Ltd.	10,944	101
	LIFULL Co. Ltd.	69,339	101
	WDB Holdings Co. Ltd.	7,076	100
	Tosho Co. Ltd.	15,231	99
	Furukawa Battery Co. Ltd.	16,763	99

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	GMO GlobalSign Holdings KK	5,811	98
	MedPeer Inc.	16,688	98
	MTI Ltd.	24,078	95
	Amuse Inc.	9,354	92
	CMIC Holdings Co. Ltd.	8,158	92
	Taki Chemical Co. Ltd.	4,300	91
	Aruhi Corp.	16,800	91
	Iseki & Co. Ltd.	12,431	90
	Hito Communications Holdings Inc.	11,053	90
	IR Japan Holdings Ltd.	10,000	90
	Fuso Pharmaceutical Industries Ltd.	6,867	89
	Yushin Precision Equipment Co. Ltd.	19,504	86
[2]	Kitanotatsujin Corp.	63,900	86
*	Net Protections Holdings Inc.	48,500	86
	Shimojima Co. Ltd.	11,000	85
	Tsutsumi Jewelry Co. Ltd.	5,600	85
*	TerraSky Co. Ltd.	8,390	85
	Yamashin-Filter Corp.	42,099	84
	Nisso Holdings Co. Ltd.	16,400	83
	Daiken Corp.	4,135	82
	Central Sports Co. Ltd.	5,146	82
	Corona Corp.	13,240	80
	I-PEX Inc.	7,966	78
[2]	Kamakura Shinsho Ltd.	20,300	78
	Oro Co. Ltd.	5,700	78
*	FDK Corp.	14,764	76
	Chuo Spring Co. Ltd.	15,928	75
	Cleanup Corp.	16,030	75
	Nihon Trim Co. Ltd.	3,879	75
	Japan Best Rescue System Co. Ltd.	18,800	75
	Airport Facilities Co. Ltd.	19,815	74
[2]	Tokyo Base Co. Ltd.	38,100	74
	Fibergate Inc.	9,826	74
	Daisyo Corp.	8,858	73
	Sekisui Kasei Co. Ltd.	24,382	71
	BrainPad Inc.	13,140	71
[2]	Ohara Inc.	8,300	69
	Taiho Kogyo Co. Ltd.	13,235	68
	Tokyo Individualized Educational Institute Inc.	20,004	67
*	Gunosy Inc.	14,300	67
*,2	Open Door Inc.	13,600	67
*	Akebono Brake Industry Co. Ltd.	82,576	66
	Direct Marketing MiX Inc.	24,000	65
*	Media Do Co. Ltd.	7,430	64
*	Kourakuen Holdings Corp.	8,557	63
	Gecoss Corp.	9,850	63
[2]	Raccoon Holdings Inc.	13,247	63
	Inaba Seisakusho Co. Ltd.	5,863	59
*	Taiko Pharmaceutical Co. Ltd.	27,031	59
	Enigmo Inc.	27,100	59
*	Gurunavi Inc.	30,484	54
	Takamiya Co. Ltd.	16,400	53
*	RPA Holdings Inc.	28,222	53
		Shares	Market Value• ($000)
	Japan Medical Dynamic Marketing Inc.	11,155	53
	Kanamic Network Co. Ltd.	16,700	51
*	CHIMNEY Co. Ltd.	5,300	50
	Tokyo Rakutenchi Co. Ltd.	1,700	46
	Ubicom Holdings Inc.	5,800	45
	Wowow Inc.	5,849	42
	Linical Co. Ltd.	9,651	37
	Robot Home Inc.	28,200	35
*	Right On Co. Ltd.	10,250	29
*	COOKPAD Inc.	39,391	29
			5,159,773
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	716,663	8,693
	Auckland International Airport Ltd.	1,577,049	6,745
	Spark New Zealand Ltd.	2,287,782	6,642
	Infratil Ltd.	1,018,001	5,829
	Contact Energy Ltd.	970,115	4,407
	Meridian Energy Ltd.	1,543,597	4,347
	EBOS Group Ltd.	198,743	4,057
	Mainfreight Ltd.	99,023	3,305
	Mercury NZ Ltd.	838,146	2,883
	Ryman Healthcare Ltd.	737,994	2,447
	Fletcher Building Ltd.	951,345	2,398
	Chorus Ltd.	539,297	2,256
*	a2 Milk Co. Ltd.	906,308	2,207
	Summerset Group Holdings Ltd.	295,849	1,680
	Goodman Property Trust	1,390,647	1,629
	SKYCITY Entertainment Group Ltd.	971,146	1,058
	Precinct Properties Group	1,561,175	1,011
	Kiwi Property Group Ltd.	2,130,793	962
	Genesis Energy Ltd.	702,639	946
	Freightways Group Ltd.	212,902	925
	Air New Zealand Ltd.	1,917,991	749
	Vector Ltd.	306,993	655
	Vital Healthcare Property Trust	551,455	642
	Heartland Group Holdings Ltd.	669,748	598
	Argosy Property Ltd.	949,446	587
	Stride Property Group	577,512	458
	Oceania Healthcare Ltd.	746,193	296
	SKY Network Television Ltd.	155,561	261
	Scales Corp. Ltd.	132,271	220
*	Synlait Milk Ltd.	96,397	75
			68,968
Singapore (3.1%)
	DBS Group Holdings Ltd.	2,244,713	53,926
	Oversea-Chinese Banking Corp. Ltd.	4,340,197	40,238
	United Overseas Bank Ltd.	1,507,590	29,737
	Singapore Telecommunications Ltd.	9,334,515	16,220
	CapitaLand Ascendas REIT	4,391,010	8,343

63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Integrated Commercial Trust	6,347,471	8,158
	Keppel Corp. Ltd.	1,709,260	7,759
	Singapore Airlines Ltd.	1,695,283	7,570
	Singapore Exchange Ltd.	1,007,018	6,972
	Capitaland Investment Ltd.	3,149,705	6,763
	Wilmar International Ltd.	2,569,416	6,680
	Singapore Technologies Engineering Ltd.	1,885,230	5,175
	Genting Singapore Ltd.	7,285,594	4,577
	Mapletree Logistics Trust	4,174,372	4,483
*	Seatrium Ltd.	50,486,963	4,135
	Mapletree Industrial Trust	2,500,021	3,930
	Sembcorp Industries Ltd.	1,123,368	3,769
	Venture Corp. Ltd.	325,116	2,776
	Mapletree Pan Asia Commercial Trust	2,791,837	2,713
[2]	UOL Group Ltd.	620,497	2,672
	Frasers Logistics & Commercial Trust	3,482,156	2,645
	City Developments Ltd.	572,117	2,641
	Jardine Cycle & Carriage Ltd.	122,727	2,528
	ComfortDelGro Corp. Ltd.	2,576,004	2,488
	NetLink NBN Trust	3,737,400	2,266
	Suntec REIT	2,634,866	2,117
	Frasers Centrepoint Trust	1,370,343	2,073
	Keppel DC REIT	1,563,478	1,930
	CapitaLand Ascott Trust	2,918,633	1,919
*,2	SATS Ltd.	1,032,366	1,857
	Keppel REIT	2,955,034	1,716
	Keppel Infrastructure Trust	5,068,509	1,627
	ESR-LOGOS REIT	7,663,135	1,537
	Parkway Life REIT	481,654	1,182
	Raffles Medical Group Ltd.	1,251,037	1,089
	Hutchison Port Holdings Trust	6,679,466	1,049
	Olam Group Ltd.	1,435,500	1,040
	Capitaland India Trust	1,379,334	967
	AEM Holdings Ltd.	380,100	961
	iFAST Corp. Ltd.	186,500	900
[2]	Lendlease Global Commercial REIT	2,275,600	848
	CapitaLand China Trust	1,381,930	797
	PARAGON REIT	1,317,838	765
	CDL Hospitality Trusts	1,069,000	756
	First Resources Ltd.	613,389	677
	AIMS APAC REIT	723,601	634
	StarHub Ltd.	830,070	625
	Starhill Global REIT	1,848,801	601
	Singapore Post Ltd.	1,759,429	578
	SIA Engineering Co. Ltd.	344,809	577
	Sheng Siong Group Ltd.	498,599	565
	Far East Hospitality Trust	1,139,089	492
	UMS Holdings Ltd.	532,300	487
	Digital Core REIT Management Pte. Ltd.	863,200	436
	Cromwell European REIT	356,880	434
	OUE Commercial REIT	2,452,216	421
	Hour Glass Ltd.	239,500	289
	Riverstone Holdings Ltd.	621,700	268
		Shares	Market Value• ($000)
	Keppel Pacific Oak US REIT	1,266,000	233
	First REIT	1,188,908	204
	Silverlake Axis Ltd.	762,789	151
	Nanofilm Technologies International Ltd.	213,000	145
	Bumitama Agri Ltd.	313,047	130
	Manulife US REIT	2,020,275	101
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	94
*	Yoma Strategic Holdings Ltd.	1,405,647	78
	Prime US REIT	724,553	67
*,1,2	Ezra Holdings Ltd.	1,786,900	14
*,1	Eagle Hospitality Trust	700,500	—
			272,595
South Korea (11.8%)
	Samsung Electronics Co. Ltd. (XKRX)	5,868,565	292,107
	SK Hynix Inc.	667,372	57,956
	POSCO Holdings Inc.	92,522	28,323
	NAVER Corp.	178,180	24,910
	Hyundai Motor Co.	169,845	21,398
	Samsung SDI Co. Ltd. (XKRX)	64,554	20,440
	LG Chem Ltd. (XKRX)	58,310	19,111
	KB Financial Group Inc.	467,484	17,820
	Kia Corp.	301,273	17,212
[2]	Shinhan Financial Group Co. Ltd.	613,251	15,763
[2]	Celltrion Inc.	137,160	15,232
*	LG Energy Solution Ltd.	49,517	14,195
	Hyundai Mobis Co. Ltd.	76,713	11,880
*,3	Samsung Biologics Co. Ltd.	21,890	11,508
[2]	Ecopro Co. Ltd.	23,645	10,926
	Kakao Corp.	372,967	10,512
	Hana Financial Group Inc.	357,151	10,385
	LG Electronics Inc. (XKRX)	122,667	9,100
[2]	Ecopro BM Co. Ltd.	56,588	8,279
	Samsung C&T Corp.	104,285	8,245
[2]	KT&G Corp.	127,383	8,036
	Samsung Fire & Marine Insurance Co. Ltd.	40,698	7,782
	Woori Financial Group Inc.	809,918	7,154
*	SK Innovation Co. Ltd.	72,051	6,564
	LG Corp.	112,106	6,417
	Samsung Electro-Mechanics Co. Ltd.	68,295	6,315
[2]	POSCO Future M Co. Ltd.	35,314	6,223
[2]	Celltrion Healthcare Co. Ltd.	123,008	6,085
*,2	Doosan Enerbility Co. Ltd.	522,953	5,211
	Samsung Life Insurance Co. Ltd.	92,027	4,927
[2]	Meritz Financial Group Inc.	124,942	4,650
	Samsung SDS Co. Ltd.	44,646	4,576
	SK Inc.	43,025	4,536
	Korea Zinc Co. Ltd.	12,729	4,424
*,2	Krafton Inc.	36,244	4,412

64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Samsung Heavy Industries Co. Ltd.	801,867	4,065
*	Korea Electric Power Corp.	321,945	4,030
	HMM Co. Ltd.	357,057	3,867
*,2	SK Square Co. Ltd.	120,367	3,803
*	HYBE Co. Ltd.	22,466	3,659
	DB Insurance Co. Ltd.	55,181	3,590
[2]	KakaoBank Corp.	263,811	3,570
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	52,805	3,542
	Korean Air Lines Co. Ltd.	225,381	3,429
[2]	Amorepacific Corp.	36,327	3,410
*	Samsung Engineering Co. Ltd.	192,608	3,395
[2]	NCSoft Corp.	19,393	3,350
	Hanwha Aerospace Co. Ltd.	42,387	3,187
[2]	L&F Co. Ltd.	30,468	2,964
	Hyundai Glovis Co. Ltd.	23,221	2,947
[2]	LG Innotek Co. Ltd.	17,279	2,868
	Yuhan Corp.	66,768	2,846
[2]	Korea Aerospace Industries Ltd.	86,365	2,842
*,2	HLB Inc.	131,449	2,832
	Industrial Bank of Korea	341,644	2,827
*	CosmoAM&T Co. Ltd.	26,298	2,738
*	Hanwha Solutions Corp.	126,926	2,704
	Hankook Tire & Technology Co. Ltd.	90,550	2,569
	JYP Entertainment Corp.	33,618	2,559
*	LG Display Co. Ltd.	276,596	2,503
	S-Oil Corp.	50,173	2,476
[2]	Lotte Chemical Corp.	22,773	2,473
	Hyundai Steel Co.	101,349	2,465
	Orion Corp.Republic of Korea	27,398	2,425
*,2	Kum Yang Co. Ltd.	36,450	2,382
	Hyundai Engineering & Construction Co. Ltd.	95,381	2,366
[2]	Posco DX Co. Ltd.	64,675	2,360
	HD Hyundai Co. Ltd.	52,778	2,248
	Hanmi Semiconductor Co. Ltd.	55,630	2,180
	Coway Co. Ltd.	67,900	2,173
	LG H&H Co. Ltd. (XKRX)	9,152	2,146
[2]	Posco International Corp.	55,780	2,081
*,2	Alteogen Inc.	43,981	2,040
	LG Uplus Corp.	271,814	2,037
	Samsung Securities Co. Ltd.	75,555	1,979
[2]	Kumho Petrochemical Co. Ltd.	20,942	1,968
*,2	SK Biopharmaceuticals Co. Ltd.	35,030	1,960
[2]	Hanmi Pharm Co. Ltd.	9,225	1,929
[2]	CJ CheilJedang Corp. (XKRX)	8,912	1,867
[2]	Hotel Shilla Co. Ltd.	39,442	1,825
	Doosan Bobcat Inc.	61,962	1,780
	BNK Financial Group Inc.	349,156	1,757
[2]	Hyundai Heavy Industries Co. Ltd.	23,046	1,747
[2]	Korea Investment Holdings Co. Ltd.	45,679	1,708
[2]	Mirae Asset Securities Co. Ltd.	340,237	1,667
		Shares	Market Value• ($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	71,023	1,657
[2]	Fila Holdings Corp.	61,632	1,632
	GS Holdings Corp.	55,293	1,615
*,2	Hyundai Rotem Co. Ltd.	91,357	1,579
*,2	Pearl Abyss Corp.	42,527	1,558
[2]	DB HiTek Co. Ltd.	42,718	1,542
[2]	Kangwon Land Inc.	141,303	1,539
	HD Hyundai Electric Co Ltd.	26,683	1,485
[2]	Youngone Corp.	36,047	1,449
*,2,3	SK IE Technology Co. Ltd.	31,862	1,405
[2]	SKC Co. Ltd.	22,853	1,336
*	SK Bioscience Co. Ltd.	29,550	1,330
	F&F Co. Ltd.	19,014	1,318
*,2	Hyundai Mipo Dockyard Co. Ltd.	25,466	1,312
	JB Financial Group Co. Ltd.	173,259	1,296
[2]	E-MART Inc.	23,426	1,263
	NongShim Co. Ltd.	3,831	1,260
	DGB Financial Group Inc.	215,757	1,257
[2]	OCI Holdings Co. Ltd.	17,262	1,247
*,2	Hyundai Bioscience Co. Ltd.	44,537	1,234
	Cheil Worldwide Inc.	83,623	1,231
[2]	Hanjin Kal Corp.	38,952	1,230
[2]	LS Corp.	20,715	1,204
	NH Investment & Securities Co. Ltd.	164,990	1,184
	Hansol Chemical Co. Ltd.	10,329	1,153
*,2	Celltrion Pharm Inc.	24,453	1,150
[2]	LEENO Industrial Inc.	10,935	1,119
	BGF retail Co. Ltd.	10,798	1,104
	SM Entertainment Co. Ltd.	13,930	1,045
*,2	Hanwha Ocean Co. Ltd.	59,362	1,038
[2]	Shinsegae Inc.	8,134	1,019
[2]	Eo Technics Co. Ltd.	9,805	1,017
[2]	Pan Ocean Co. Ltd.	316,778	1,011
*,2	Rainbow Robotics	9,516	998
*	Hyosung Heavy Industries Corp.	7,840	994
[2]	Medytox Inc.	6,445	986
[2]	Hanon Systems	192,952	985
[2]	Hyosung Advanced Materials Corp.	3,692	979
[2]	HL Mando Co. Ltd.	39,648	966
*,2	Hanall Biopharma Co. Ltd.	44,337	962
	Sam-A Aluminum Co. Ltd.	10,341	962
	DL E&C Co. Ltd.	37,699	958
	CJ Corp.	15,295	954
*	Hanwha Life Insurance Co. Ltd.	461,583	949
[2]	Hyosung TNC Corp.	3,565	945
[2]	Hyundai Elevator Co. Ltd.	29,171	934
[2]	KIWOOM Securities Co. Ltd.	15,575	931
	S-1 Corp.	22,961	928
*,2	Kakao Games Corp.	53,464	928
[2]	WONIK IPS Co. Ltd.	41,457	927
	IsuPetasys Co. Ltd.	56,923	920
	Cosmax Inc.	9,026	908

65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[2]	HPSP Co. Ltd.	39,022	905
[2]	LS Electric Co. Ltd.	18,936	901
*	SOLUM Co. Ltd.	41,434	890
	Samsung Card Co. Ltd.	38,223	888
	KCC Corp.	5,035	887
	People & Technology Inc.	23,991	880
[2]	Hyundai Doosan Infracore Co. Ltd.	174,403	865
[2]	Dongjin Semichem Co. Ltd.	38,726	864
	GS Retail Co. Ltd.	47,460	855
[2]	Soulbrain Co. Ltd.	4,954	855
	Hyundai Autoever Corp.	8,760	846
	TCC Steel	21,784	846
*	Lunit Inc.	8,702	845
*	W Scope Chungju Plant Co. Ltd.	27,594	842
[2]	Advanced Nano Products Co. Ltd.	9,346	832
[2]	LIG Nex1 Co. Ltd.	12,812	829
	Hyundai Wia Corp.	19,883	828
[2]	LOTTE Fine Chemical Co. Ltd.	19,509	810
[2]	CS Wind Corp.	23,467	796
[2,3]	Netmarble Corp.	27,540	791
	Korean Reinsurance Co.	120,062	790
[2]	Hana Micron Inc.	42,857	779
[2]	Lotte Energy Materials Corp.	26,802	768
[2]	Hanwha Corp. (XKRX)	46,567	767
[2]	Classys Inc.	31,144	761
[2]	Jusung Engineering Co. Ltd.	41,264	755
*,2	Daewoo Engineering & Construction Co. Ltd.	257,466	751
*,2	Sam Chun Dang Pharm Co. Ltd.	16,447	750
*,2	Cosmochemical Co. Ltd.	31,968	746
	GS Engineering & Construction Corp.	75,874	743
*,2	Hugel Inc.	7,018	740
[2]	Kolon Industries Inc.	22,886	739
	AMOREPACIFIC Group	33,699	716
[2]	Lotte Shopping Co. Ltd.	13,301	711
[2]	SK Networks Co. Ltd.	169,150	699
[2]	Hanmi Science Co. Ltd.	29,638	697
	Samyang Foods Co. Ltd.	5,129	697
	LX Semicon Co. Ltd.	12,989	694
	Hyundai Department Store Co. Ltd.	17,370	688
	Kolmar Korea Co. Ltd.	17,220	685
	Chong Kun Dang Pharmaceutical Corp.	9,623	676
	Hanwha Systems Co. Ltd.	71,716	676
*,2	HLB Life Science Co. Ltd.	101,539	672
*,2	LegoChem Biosciences Inc.	24,403	670
	Daeduck Electronics Co. Ltd.	43,325	645
*,2	Kakaopay Corp.	25,316	645
	Dentium Co. Ltd.	7,768	631
[2]	ISC Co. Ltd.	12,046	622
*,2	Bioneer Corp.	26,189	617
	PharmaResearch Co. Ltd.	7,117	615
*	Chabiotech Co. Ltd.	51,203	612
		Shares	Market Value• ($000)
[2]	Wemade Co. Ltd.	20,567	601
	Poongsan Corp.	22,308	595
[2]	Daejoo Electronic Materials Co. Ltd.	11,574	594
	KEPCO Plant Service & Engineering Co. Ltd.	24,390	590
*,2	Oscotec Inc.	41,336	585
	Lotte Corp.	29,941	577
[2]	Hite Jinro Co. Ltd.	36,636	577
[2]	KEPCO Engineering & Construction Co. Inc.	14,795	575
*	Paradise Co. Ltd.	52,672	573
[2]	Koh Young Technology Inc.	69,857	572
[2]	Ecopro HN Co. Ltd.	13,072	560
[2]	CJ Logistics Corp.	9,835	553
[2]	SSANGYONG C&E Co. Ltd.	133,064	549
	Park Systems Corp.	5,265	548
*,2	Mezzion Pharma Co. Ltd.	19,919	547
[2]	SIMMTECH Co. Ltd.	21,950	538
[2]	Foosung Co. Ltd.	71,884	534
	HK inno N Corp.	16,621	533
	S&S Tech Corp.	18,811	530
[2]	ST Pharm Co. Ltd.	10,408	525
	YG Entertainment Inc.	12,790	522
*	Korea Gas Corp.	30,624	519
[2]	Jeisys Medical Inc.	66,137	516
*	OCI Co. Ltd.	6,646	514
[2]	Lotte Chilsung Beverage Co. Ltd.	4,671	504
[2]	LX International Corp.	27,226	503
*	Kumho Tire Co. Inc.	159,017	495
[2]	SK Chemicals Co. Ltd.	11,808	494
	SK REITs Co. Ltd.	175,722	490
[2]	Ottogi Corp.	1,729	480
*	Peptron Inc.	21,862	480
	Dongsuh Cos. Inc.	37,125	475
	Seegene Inc.	33,456	474
	CJ ENM Co. Ltd.	12,195	472
	Green Cross Corp.	6,626	472
[2]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	467
	Hyundai Construction Equipment Co. Ltd.	14,065	464
[2]	NEXTIN Inc.	11,660	464
	HAESUNG DS Co. Ltd.	14,045	462
	Eugene Technology Co. Ltd.	15,949	452
[2]	DL Holdings Co. Ltd.	14,176	446
	Hyosung Corp.	10,198	446
[2]	Intellian Technologies Inc.	8,455	444
*,2	Creative & Innovative System	66,155	442
*,1	Eoflow Co. Ltd.	27,180	438
*,2	Doosan Fuel Cell Co. Ltd.	35,643	435
[2]	SFA Engineering Corp.	20,927	433
	Innocean Worldwide Inc.	13,021	421
	Douzone Bizon Co. Ltd.	20,670	419
*,2	Dawonsys Co. Ltd.	39,966	418
*	GemVax & Kael Co. Ltd.	39,573	417
	AfreecaTV Co. Ltd.	8,367	417

66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Daishin Securities Co. Ltd.	39,970	415
*,2	Lake Materials Co. Ltd.	49,300	415
[2]	Daewoong Pharmaceutical Co. Ltd.	5,567	413
*,2	Sungeel Hitech Co. Ltd.	5,866	413
*,2	Hana Tour Service Inc.	12,633	412
*,2	Duk San Neolux Co. Ltd.	14,368	412
	Korea Electric Terminal Co. Ltd.	8,788	411
[2]	MegaStudyEdu Co. Ltd.	8,789	404
[2]	SL Corp.	18,195	402
*,2	STCUBE	53,974	400
[2]	Doosan Tesna Inc.	11,865	396
[2]	BH Co. Ltd.	28,372	395
	Lotte Rental Co. Ltd.	20,687	395
*,2	Myoung Shin Industrial Co. Ltd.	33,248	389
[2]	TKG Huchems Co. Ltd.	23,711	384
[2]	Korea Petrochemical Ind Co. Ltd.	3,241	383
*	Sambu Engineering & Construction Co. Ltd.	198,925	381
	Doosan Co. Ltd.	6,849	378
*	CMG Pharmaceutical Co. Ltd.	244,143	373
	JR Global REIT	127,518	372
	Shinhan Alpha REIT Co. Ltd.	81,559	370
	Youngone Holdings Co. Ltd.	6,352	369
	i-SENS Inc.	21,550	367
	JW Pharmaceutical Corp.	18,790	365
	Green Cross Holdings Corp.	36,137	363
[2]	Caregen Co. Ltd.	18,232	363
[2]	Chunbo Co. Ltd.	4,924	363
[2]	Sebang Global Battery Co. Ltd.	9,670	354
	Hanssem Co. Ltd.	9,683	352
	Samyang Holdings Corp.	6,943	350
[2]	Com2uSCorp	11,226	350
*	SK oceanplant Co. Ltd.	29,255	348
*,2	Taihan Electric Wire Co. Ltd.	41,469	342
*,2	ABLBio Inc.	28,738	340
	Han Kuk Carbon Co. Ltd.	40,243	340
	Hansae Co. Ltd.	19,750	336
[2]	Yunsung F&C Co. Ltd.	3,881	336
*,2	Shin Poong Pharmaceutical Co. Ltd.	38,748	335
	Daesang Corp.	22,688	334
	Daou Technology Inc.	27,398	332
	SK Discovery Co. Ltd.	12,103	332
*,2	Enchem Co. Ltd.	8,548	330
*	Asiana Airlines Inc.	39,127	324
*,2	NKMax Co. Ltd.	36,498	324
*,2	Lotte Tour Development Co. Ltd.	40,137	322
	KCC Glass Corp.	10,673	321
[2]	Ahnlab Inc.	6,702	319
	Sungwoo Hitech Co. Ltd.	54,259	318
[2]	Partron Co. Ltd.	49,241	317
	ESR Kendall Square REIT Co. Ltd.	133,264	316
		Shares	Market Value• ($000)
*,2	Nexon Games Co. Ltd.	28,206	315
[2]	Youlchon Chemical Co. Ltd.	14,975	312
*	NHN Corp.	19,507	309
	DoubleUGames Co. Ltd.	10,014	307
	Tokai Carbon Korea Co. Ltd.	4,972	306
[2]	Seoul Semiconductor Co. Ltd.	40,069	300
[2]	Innox Advanced Materials Co. Ltd.	15,086	299
*	Jeju Air Co. Ltd.	38,073	299
*,2	Naturecell Co. Ltd.	57,257	298
*	Hanwha General Insurance Co. Ltd.	96,810	298
[2]	PI Advanced Materials Co. Ltd.	16,375	298
	DongKook Pharmaceutical Co. Ltd.	24,831	297
*,2	SFA Semicon Co. Ltd.	84,193	296
	L&C Bio Co. Ltd.	14,070	296
*	Dongkuk Steel Mill Co. Ltd.	37,851	296
	IS Dongseo Co. Ltd.	15,718	294
	SK Gas Ltd.	2,671	293
*,2	Genexine Inc.	50,042	292
	Mcnex Co. Ltd.	14,132	291
	LOTTE REIT Co. Ltd.	135,321	288
	Seojin System Co. Ltd.	23,157	288
	Orion Holdings Corp.	24,323	286
*	CJ CGV Co. Ltd.	74,551	283
*	Pharmicell Co. Ltd.	61,237	281
[2]	SD Biosensor Inc.	39,018	279
*,2	Ananti Inc.	54,823	271
*,2	KMW Co. Ltd.	36,170	269
	Dong-A Socio Holdings Co. Ltd.	3,626	268
	Daewoong Co. Ltd.	24,126	267
	Hankook & Co. Co. Ltd.	29,112	265
[2]	Taekwang Industrial Co. Ltd.	615	263
*	Neowiz	12,785	262
*	Eubiologics Co. Ltd.	36,652	260
*	Enplus Co. Ltd.	86,494	260
	SNT Motiv Co. Ltd.	8,590	258
	Solid Inc.	59,157	258
*,2	Studio Dragon Corp.	7,069	257
	Nexen Tire Corp.	46,368	256
	Solus Advanced Materials Co. Ltd.	15,575	254
*	Shinsung E&G Co. Ltd.	185,585	253
*	DIO Corp.	14,318	248
	NICE Information Service Co. Ltd.	37,896	247
[2]	INTOPS Co. Ltd.	13,914	247
	LX Holdings Corp.	49,338	247
*,2	NEPES Corp.	20,292	240
*	Il Dong Pharmaceutical Co. Ltd.	20,038	239
	Hanjin Transportation Co. Ltd.	16,755	235
*	Grand Korea Leisure Co. Ltd.	20,311	235
	Hanwha Investment & Securities Co. Ltd.	135,832	232
	Harim Holdings Co. Ltd.	47,103	231
	Boryung	34,542	231

67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Unid Co. Ltd.	4,057	230
[2]	Lotte Wellfood Co. Ltd.	2,706	229
	Songwon Industrial Co. Ltd.	17,802	226
	Handsome Co. Ltd.	15,955	221
	Eugene Investment & Securities Co. Ltd.	73,834	221
	Binggrae Co. Ltd.	5,346	217
*,2	Modetour Network Inc.	18,313	217
	Hyundai Home Shopping Network Corp.	7,020	216
[2]	TES Co. Ltd.	14,748	215
	LX Hausys Ltd.	7,559	214
[2]	KH Vatec Co. Ltd.	19,909	213
*	UniTest Inc.	26,192	213
[2]	Sangsangin Co. Ltd.	67,523	212
	Samwha Capacitor Co. Ltd.	8,722	211
[2]	Humasis Co. Ltd.	141,036	210
	LF Corp.	20,082	208
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	12,409	208
*	Korea Line Corp.	166,738	207
	GOLFZON Co. Ltd.	3,185	206
	Dong-A ST Co. Ltd.	4,943	204
	NICE Holdings Co. Ltd.	22,737	202
	InBody Co. Ltd.	12,567	201
[2]	Young Poong Corp.	576	201
	Namyang Dairy Products Co. Ltd.	582	199
	Sung Kwang Bend Co. Ltd.	19,737	198
	HL Holdings Corp.	8,367	198
[2]	RFHIC Corp.	19,184	197
	Seah Besteel Holdings Corp.	12,109	196
	Humedix Co. Ltd.	7,749	196
*,2	Wysiwyg Studios Co. Ltd.	112,204	196
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	195
	KISWIRE Ltd.	13,894	195
*,2	Helixmith Co. Ltd.	64,625	195
[2]	GC Cell Corp.	9,045	194
	Huons Co. Ltd.	6,404	192
*	HLB Therapeutics Co. Ltd.	69,707	191
	Dongwon Industries Co. Ltd.	8,570	190
	Daeduck Co. Ltd.	41,767	186
*,2	Amicogen Inc.	19,806	186
	Korea United Pharm Inc.	10,554	183
*,2	Danal Co. Ltd.	70,056	181
[2]	Hanil Cement Co. Ltd.	19,888	180
*	GeneOne Life Science Inc.	84,701	178
	HDC Holdings Co. Ltd.	38,508	177
	Webzen Inc.	17,380	177
	SK Securities Co. Ltd.	412,921	177
*	Hyosung Chemical Corp.	2,700	175
[2]	NHN KCP Corp.	29,181	174
	Samchully Co. Ltd.	2,506	172
[2]	Advanced Process Systems Corp.	14,177	172
*	Bukwang Pharmaceutical Co. Ltd.	40,483	171
		Shares	Market Value• ($000)
	Yuanta Securities Korea Co. Ltd.	97,416	171
[2]	Seobu T&D	31,099	170
*,2	Insun ENT Co. Ltd.	31,364	167
[2]	Nature Holdings Co. Ltd.	10,411	167
*,2	Komipharm International Co. Ltd.	43,177	166
[2]	Soulbrain Holdings Co. Ltd.	6,857	166
	Daol Investment & Securities Co. Ltd.	57,828	164
	TK Corp.	14,479	163
	Zinus Inc.	11,540	163
	KC Tech Co. Ltd.	11,245	159
*	Daea TI Co. Ltd.	69,968	158
	Hyundai GF Holdings	61,184	158
	Tongyang Inc.	214,451	158
*	Hancom Inc.	18,237	158
*	Tongyang Life Insurance Co. Ltd.	48,705	158
	Vieworks Co. Ltd.	7,236	158
*	Yungjin Pharmaceutical Co. Ltd.	98,804	154
*,1,2	Cellivery Therapeutics Inc.	31,208	154
	Hansol Paper Co. Ltd.	20,610	153
	E1 Corp.	3,491	152
*	Homecast Co. Ltd.	43,114	152
	Able C&C Co. Ltd.	24,606	151
	Ilyang Pharmaceutical Co. Ltd.	14,932	151
*	iNtRON Biotechnology Inc.	32,431	150
	Dongwon F&B Co. Ltd.	6,916	149
	Samyang Corp.	4,819	149
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	148
*	Hyundai Green Food	17,445	146
	SPC Samlip Co. Ltd.	3,026	145
[2]	Shinsegae International Inc.	12,573	145
*	Namsun Aluminum Co. Ltd.	100,935	144
[2]	iMarketKorea Inc.	24,253	141
	Hansol Technics Co. Ltd.	31,255	139
[2]	ENF Technology Co. Ltd.	9,876	138
*,2	Binex Co. Ltd.	24,961	137
*	Cafe24 Corp.	14,838	137
*	Wonik Holdings Co. Ltd.	61,561	136
*	HJ Shipbuilding & Construction Co. Ltd.	53,929	134
*	CrystalGenomics Invites Co. Ltd.	65,836	133
	Chongkundang Holdings Corp.	3,470	132
	Daehan Flour Mill Co. Ltd.	1,465	132
	Hankook Shell Oil Co. Ltd.	777	132
	Aekyung Industrial Co. Ltd.	7,793	131
*	AbClon Inc.	15,847	131
	Woongjin Thinkbig Co. Ltd.	70,470	127
	HS Industries Co. Ltd.	48,529	126
	Toptec Co. Ltd.	23,613	126
*	BNC Korea Co. Ltd.	54,351	126

68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Samsung Pharmaceutical Co. Ltd.	65,384	124
	KUMHOE&C Co. Ltd.	32,875	123
	KISCO Corp.	26,910	122
	Hyundai Corp.	9,252	121
*	HLB Global Co. Ltd.	46,581	121
[2]	Maeil Dairies Co. Ltd.	3,566	120
	LOTTE Himart Co. Ltd.	16,760	118
	Korea Asset In Trust Co. Ltd.	48,193	115
*	Com2uS Holdings Corp.	6,385	113
	ITM Semiconductor Co. Ltd.	7,554	112
	Namhae Chemical Corp.	21,157	111
*	Medipost Co. Ltd.	21,338	110
	Eusu Holdings Co. Ltd.	23,784	106
	KC Co. Ltd.	9,355	105
*	Dongkuk CM Co. Ltd.	20,598	105
	Gradiant Corp.	12,966	104
	TY Holdings Co. Ltd.	26,767	104
	Cuckoo Homesys Co. Ltd.	6,811	103
*	Hanwha Galleria Corp.	138,277	103
*	Dongsung Pharmaceutical Co. Ltd.	21,629	101
	Hyundai Bioland Co. Ltd.	14,601	101
*	OliX Pharmaceuticals Inc.	10,430	100
	Hansol Holdings Co. Ltd.	46,848	92
	CJ Freshway Corp.	5,910	92
*	Inscobee Inc.	103,073	90
	Jeil Pharmaceutical Co. Ltd.	8,035	89
	Kolon Corp.	7,213	85
*	Ace Technologies Corp.	64,921	84
	OptoElectronics Solutions Co. Ltd.	9,704	83
	Sindoh Co. Ltd.	3,476	82
	Huons Global Co. Ltd.	5,419	81
*,2	MedPacto Inc.	15,334	81
*	Interflex Co. Ltd.	11,070	79
	LG HelloVision Co. Ltd.	30,960	76
	BGF Co. Ltd.	30,583	75
	ICD Co. Ltd.	14,344	74
*	Enzychem Lifesciences Corp.	78,426	71
*	Giantstep Inc.	10,633	71
	Dongkuk Holdings Co. Ltd.	10,972	70
*	Aprogen Biologics	287,583	70
*,2	Telcon RF Pharmaceutical Inc.	134,883	69
	Cuckoo Holdings Co. Ltd.	5,403	68
*,1	Kuk-il Paper Manufacturing Co. Ltd.	99,421	59
	DB Financial Investment Co. Ltd.	19,957	56
	Hanil Holdings Co. Ltd.	3,724	30
			1,024,171
Total Common Stocks (Cost $9,578,632)			8,580,499
		Shares	Market Value• ($000)
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	1,020,376	40,738
	Hyundai Motor Co. Preference Shares (XKRX)	45,121	3,352
	LG Chem Ltd. Preference Shares	9,738	2,034
	Hyundai Motor Co. Preference Shares	26,287	1,941
	LG Electronics Inc. Preference Shares	57,184	1,915
	LG H&H Co. Ltd. Preference Shares	10,107	1,062
	CJ CheilJedang Corp. Preference Shares	6,357	584
	Hanwha Corp. Preference Shares	56,201	552
	Amorepacific Corp. (XKRX) Preference Shares	17,463	473
	Samsung SDI Co. Ltd. Preference Shares	2,760	447
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,243	444
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,922	415
	Daishin Securities Co. Ltd. Preference Shares	34,374	339
Total Preferred Stocks (Cost $41,757)			54,296
Rights (0.0%)
*,1	CosmoAM&T Co. Ltd. Exp. 11/7/23	1,308	22
*	Amicogen Inc. Exp. 12/5/23	7,799	20
*,1	Lunit Inc. Exp. 11/2/23	1,286	13
*,1	Medipost Co. Ltd. Exp. 11/1/23	9,233	12
*,1	Hanwha Ocean Co. Ltd. Exp. 11/9/23	19,596	8
*,2	Medpacto Inc. Exp. 12/8/23	9,057	4
*,1	Vaxcell-Bio Therapeutics Co. Ltd. Exp. 11/2/23	3,076	1
Total Rights (Cost $177)			80
Warrants (0.0%)
*,2	PointsBet Holdings Ltd. Exp. 7/8/24 (Cost $—)	11,660	—

69

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $202,472)	2,025,215	202,501
Total Investments (101.6%) (Cost $9,823,038)			8,837,376
Other Assets and Liabilities— Net (-1.6%)			(136,116)
Net Assets (100%)			8,701,260
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $173,572,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $41,451,000, representing 0.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $194,556,000 was received for securities on loan, of which $194,512,000 is held in Vanguard Market Liquidity Fund and $44,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2023	182	10,346	(997)
S&P ASX 200 Index	December 2023	142	15,275	(797)
Topix Index	December 2023	283	42,084	(1,624)
				(3,418)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/20/23	AUD	25,590	USD	16,443	—	(182)
Morgan Stanley Capital Services Inc.	12/20/23	AUD	6,377	USD	4,104	—	(52)
Standard Chartered Bank	12/20/23	AUD	5,881	USD	3,719	18	—
State Street Bank & Trust Co.	12/20/23	JPY	4,235,387	USD	29,420	—	(1,232)
70

Pacific Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/20/23	JPY	1,117,105	USD	7,522	—	(87)
Citibank, N.A.	12/20/23	KRW	7,041,924	USD	5,224	5	—
State Street Bank & Trust Co.	12/20/23	KRW	3,873,279	USD	2,915	—	(39)
JPMorgan Chase Bank, N.A.	12/20/23	USD	10,911	AUD	16,921	159	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	1,303	AUD	2,058	—	(5)
UBS AG	12/20/23	USD	586	HKD	4,575	1	—
BNP Paribas	12/20/23	USD	33,239	JPY	4,905,896	589	—
Toronto-Dominion Bank	12/20/23	USD	3,778	JPY	563,375	28	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	3,245	SGD	4,410	17	—
						817	(1,597)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
71

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,620,566)	8,634,875
Affiliated Issuers (Cost $202,472)	202,501
Total Investments in Securities	8,837,376
Investment in Vanguard	315
Cash	44
Cash Collateral Pledged—Futures Contracts	3,908
Cash Collateral Pledged—Forward Currency Contracts	610
Foreign Currency, at Value (Cost $4,955)	4,947
Receivables for Investment Securities Sold	13,594
Receivables for Accrued Income	48,539
Receivables for Capital Shares Issued	874
Unrealized Appreciation—Forward Currency Contracts	817
Other Assets	2,429
Total Assets	8,913,453
Liabilities
Due to Custodian	12,173
Payables for Investment Securities Purchased	219
Collateral for Securities on Loan	194,556
Payables for Capital Shares Redeemed	3,160
Payables to Vanguard	325
Variation Margin Payable—Futures Contracts	163
Unrealized Depreciation—Forward Currency Contracts	1,597
Total Liabilities	212,193
Net Assets	8,701,260
1 Includes $173,572,000 of securities on loan.
72

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	10,258,935
Total Distributable Earnings (Loss)	(1,557,675)
Net Assets	8,701,260

Investor Shares—Net Assets
Applicable to 514,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,331
Net Asset Value Per Share—Investor Shares	$12.30

ETF Shares—Net Assets
Applicable to 95,551,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,162,229
Net Asset Value Per Share—ETF Shares	$64.49

Admiral Shares—Net Assets
Applicable to 26,995,279 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,153,901
Net Asset Value Per Share—Admiral Shares	$79.79

Institutional Shares—Net Assets
Applicable to 31,028,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	378,799
Net Asset Value Per Share—Institutional Shares	$12.21

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	258,227
Interest[2]	732
Securities Lending—Net	4,094
Total Income	263,053
Expenses
The Vanguard Group—Note B
Investment Advisory Services	612
Management and Administrative—Investor Shares	12
Management and Administrative—ETF Shares	3,532
Management and Administrative—Admiral Shares	1,891
Management and Administrative—Institutional Shares	203
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	269
Marketing and Distribution—Admiral Shares	88
Marketing and Distribution—Institutional Shares	12
Custodian Fees	580
Auditing Fees	49
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	336
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Institutional Shares	24
Trustees’ Fees and Expenses	5
Other Expenses	48
Total Expenses	7,698
Expenses Paid Indirectly	(99)
Net Expenses	7,599
Net Investment Income	255,454
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(34,256)
Futures Contracts	13,368
Forward Currency Contracts	(494)
Foreign Currencies	(2,972)
Realized Net Gain (Loss)	(24,354)
74

Pacific Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	750,949
Futures Contracts	(4,286)
Forward Currency Contracts	(215)
Foreign Currencies	592
Change in Unrealized Appreciation (Depreciation)	747,040
Net Increase (Decrease) in Net Assets Resulting from Operations	978,140
1	Dividends are net of foreign withholding taxes of $19,181,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $584,000, ($7,000), less than $1,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $110,576,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
75

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,454	256,879
Realized Net Gain (Loss)	(24,354)	(176,251)
Change in Unrealized Appreciation (Depreciation)	747,040	(2,440,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	978,140	(2,359,445)
Distributions
Investor Shares	(183)	(302)
ETF Shares	(180,303)	(165,182)
Admiral Shares	(67,424)	(77,608)
Institutional Shares	(10,276)	(10,843)
Total Distributions	(258,186)	(253,935)
Capital Share Transactions
Investor Shares	(351)	(2,936)
ETF Shares	397,056	1,532,020
Admiral Shares	(123,698)	21,187
Institutional Shares	57,414	(10,192)
Net Increase (Decrease) from Capital Share Transactions	330,421	1,540,079
Total Increase (Decrease)	1,050,375	(1,073,301)
Net Assets
Beginning of Period	7,650,885	8,724,186
End of Period	8,701,260	7,650,885

See accompanying Notes, which are an integral part of the Financial Statements.
76

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.21	$15.40	$12.79	$13.01	$12.24
Investment Operations
Net Investment Income[1]	.350	.386	.349	.283	.309
Net Realized and Unrealized Gain (Loss) on Investments	1.097	(4.175)	2.600	(.209)	.801
Total from Investment Operations	1.447	(3.789)	2.949	.074	1.110
Distributions
Dividends from Net Investment Income	(.357)	(.401)	(.339)	(.294)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.357)	(.401)	(.339)	(.294)	(.340)
Net Asset Value, End of Period	$12.30	$11.21	$15.40	$12.79	$13.01
Total Return[2]	12.83%	-25.08%	23.09%	0.52%	9.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$6	$12	$10	$11
Ratio of Total Expenses to Average Net Assets	0.23%[3]	0.23%[3]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.87%	2.25%	2.28%	2.50%
Portfolio Turnover Rate[4]	3%	6%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.78	$80.80	$67.11	$68.25	$64.24
Investment Operations
Net Investment Income[1]	1.944	2.158	1.993	1.577	1.823
Net Realized and Unrealized Gain (Loss) on Investments	5.738	(21.961)	13.594	(1.091)	4.071
Total from Investment Operations	7.682	(19.803)	15.587	.486	5.894
Distributions
Dividends from Net Investment Income	(1.972)	(2.217)	(1.897)	(1.626)	(1.884)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.972)	(2.217)	(1.897)	(1.626)	(1.884)
Net Asset Value, End of Period	$64.49	$58.78	$80.80	$67.11	$68.25
Total Return	13.00%	-24.99%	23.27%	0.68%	9.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,162	$5,276	$5,463	$3,630	$3,708
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.11%	2.45%	2.42%	2.80%
Portfolio Turnover Rate[3]	3%	6%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$72.71	$99.94	$83.00	$84.41	$79.43
Investment Operations
Net Investment Income[1]	2.378	2.648	2.399	1.938	2.251
Net Realized and Unrealized Gain (Loss) on Investments	7.124	(27.155)	16.866	(1.354)	5.031
Total from Investment Operations	9.502	(24.507)	19.265	.584	7.282
Distributions
Dividends from Net Investment Income	(2.422)	(2.723)	(2.325)	(1.994)	(2.302)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.422)	(2.723)	(2.325)	(1.994)	(2.302)
Net Asset Value, End of Period	$79.79	$72.71	$99.94	$83.00	$84.41
Total Return[2]	12.98%	-25.01%	23.25%	0.66%	9.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,154	$2,072	$2,834	$2,279	$2,493
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.85%	3.06%	2.39%	2.40%	2.80%
Portfolio Turnover Rate[4]	3%	6%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.13	$15.29	$12.70	$12.91	$12.15
Investment Operations
Net Investment Income[1]	.367	.405	.366	.296	.346
Net Realized and Unrealized Gain (Loss) on Investments	1.086	(4.146)	2.582	(.199)	.770
Total from Investment Operations	1.453	(3.741)	2.948	.097	1.116
Distributions
Dividends from Net Investment Income	(.373)	(.419)	(.358)	(.307)	(.356)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.373)	(.419)	(.358)	(.307)	(.356)
Net Asset Value, End of Period	$12.21	$11.13	$15.29	$12.70	$12.91
Total Return	12.97%	-24.96%	23.25%	0.72%	9.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$379	$297	$416	$400	$508
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.06%	2.39%	2.40%	2.81%
Portfolio Turnover Rate[3]	3%	6%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
80

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
81

Pacific Stock Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Pacific Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Pacific Stock Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $315,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $99,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Pacific Stock Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,572,074	8,425	8,580,499
Preferred Stocks	—	54,296	—	54,296
Rights	—	24	56	80
Warrants	—	—	—	—
Temporary Cash Investments	202,501	—	—	202,501
Total	202,501	8,626,394	8,481	8,837,376
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	817	—	817
Liabilities
Futures Contracts[1]	3,418	—	—	3,418
Forward Currency Contracts	—	1,597	—	1,597
Total	3,418	1,597	—	5,015
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	817	817
Total Assets	—	817	817

Unrealized Depreciation—Futures Contracts[1]	3,418	—	3,418
Unrealized Depreciation—Forward Currency Contracts	—	1,597	1,597
Total Liabilities	3,418	1,597	5,015
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Pacific Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	13,368	—	13,368
Forward Currency Contracts	—	(494)	(494)
Realized Net Gain (Loss) on Derivatives	13,368	(494)	12,874
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,286)	—	(4,286)
Forward Currency Contracts	—	(215)	(215)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,286)	(215)	(4,501)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	107,375
Total Distributable Earnings (Loss)	(107,375)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	138,228
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,120,420)
Capital Loss Carryforwards	(575,483)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,557,675)
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Pacific Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	258,186	253,935
Long-Term Capital Gains	—	—
Total	258,186	253,935
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,953,563
Gross Unrealized Appreciation	1,235,017
Gross Unrealized Depreciation	(2,354,605)
Net Unrealized Appreciation (Depreciation)	(1,119,588)
G.	During the year ended October 31, 2023, the fund purchased $965,953,000 of investment securities and sold $628,966,000 of investment securities, other than temporary cash investments. Purchases and sales include $429,929,000 and $329,518,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	804	63	923	66
Issued in Lieu of Cash Distributions	183	14	302	22
Redeemed	(1,338)	(104)	(4,161)	(327)
Net Increase (Decrease)—Investor Shares	(351)	(27)	(2,936)	(239)
ETF Shares
Issued	774,413	11,495	1,717,524	24,749
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(377,357)	(5,700)	(185,504)	(2,600)
Net Increase (Decrease)—ETF Shares	397,056	5,795	1,532,020	22,149
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Pacific Stock Index Fund
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	165,208	1,972	266,172	3,064
Issued in Lieu of Cash Distributions	54,639	662	62,791	705
Redeemed	(343,545)	(4,136)	(307,776)	(3,626)
Net Increase (Decrease)—Admiral Shares	(123,698)	(1,502)	21,187	143
Institutional Shares
Issued	91,584	7,026	77,837	6,226
Issued in Lieu of Cash Distributions	7,844	618	8,344	609
Redeemed	(42,014)	(3,297)	(96,373)	(7,332)
Net Increase (Decrease)—Institutional Shares	57,414	4,347	(10,192)	(497)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited) for Vanguard Pacific Stock Index Fund
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
European Stock Index Fund	705,642
Pacific Stock Index Fund	217,097
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
European Stock Index Fund	456
Pacific Stock Index Fund	168
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
European Stock Index Fund	811,184	51,959
Pacific Stock Index Fund	276,993	16,865

90

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q720 122023

Annual Report   |   October 31, 2023
Vanguard Total World Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Total World Stock Index Fund returned 10.16% for Admiral Shares, 10.20% for Institutional Shares, and 10.22% for ETF Shares (based on net asset value). Its benchmark index, the FTSE Global All Cap Index, returned 10.07%.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	U.S. stocks, which make up more than half the index’s assets, significantly aided results. Japan, the U.K., and France also helped.
•	Nine of 11 sectors added to results. Technology, the largest sector in the index, at more than 20%, also was the biggest contributor, followed by consumer discretionary and industrials.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$979.70	$0.35
Admiral™ Shares	1,000.00	979.30	0.50
Institutional Shares	1,000.00	979.60	0.40
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.85	$0.36
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Total World Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total World Stock Index Fund ETF Shares Net Asset Value	10.22%	7.54%	6.98%	$19,638
Total World Stock Index Fund ETF Shares Market Price	10.13	7.58	6.98	19,638
Spliced Total World Stock Index	10.07	7.53	7.02	19,700
Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Total World Stock Index Fund Admiral Shares	10.16%	7.58%	$14,126
Spliced Total World Stock Index	10.07	7.59	14,135
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total World Stock Index Fund Institutional Shares	10.20%	7.53%	6.98%	$9,819,134
Spliced Total World Stock Index	10.07	7.53	7.02	9,849,753
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
Total World Stock Index Fund ETF Shares Market Price	10.13%	44.07%	96.38%
Total World Stock Index Fund ETF Shares Net Asset Value	10.22	43.84	96.38
Spliced Total World Stock Index	10.07	43.80	97.00
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
3

Total World Stock Index Fund
Fund Allocation
As of October 31, 2023
United States	60.9%
Japan	6.3
United Kingdom	3.8
China	3.1
Canada	2.7
France	2.6
Switzerland	2.2
India	2.0
Germany	1.9
Australia	1.9
Taiwan	1.8
South Korea	1.3
Netherlands	1.0
Other	8.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Total World Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (1.9%)
	BHP Group Ltd.	2,778,033	78,639
	Commonwealth Bank of Australia	930,479	57,239
	CSL Ltd.	265,018	39,168
	National Australia Bank Ltd.	1,732,428	31,035
	ANZ Group Holdings Ltd.	1,660,501	26,184
	Westpac Banking Corp.	1,927,656	25,314
	Woodside Energy Group Ltd.	1,047,691	22,818
	Macquarie Group Ltd.	200,034	20,561
	Wesfarmers Ltd.	628,243	20,213
	Rio Tinto Ltd.	204,957	15,310
	Woolworths Group Ltd.	671,693	15,036
	Goodman Group	1,023,268	13,540
	Transurban Group	1,709,932	12,873
	Fortescue Metals Group Ltd.	871,874	12,403
	Aristocrat Leisure Ltd.	366,316	9,004
	QBE Insurance Group Ltd.	830,105	8,231
	Santos Ltd.	1,655,529	8,078
	Coles Group Ltd.	723,550	7,023
	Amcor plc GDR	787,764	6,951
	Brambles Ltd.	783,589	6,540
*	James Hardie Industries plc GDR	245,974	6,137
	Suncorp Group Ltd.	707,089	6,018
	Cochlear Ltd.	36,283	5,561
	Origin Energy Ltd.	956,153	5,546
	South32 Ltd.	2,576,691	5,513
	Telstra Group Ltd.	2,233,116	5,415
	Computershare Ltd. (XASX)	326,720	5,156
	Insurance Australia Group Ltd.	1,356,980	4,895
*	Xero Ltd.	71,430	4,883
	Sonic Healthcare Ltd.	249,331	4,566
	Scentre Group	2,928,731	4,537
	Northern Star Resources Ltd.	611,030	4,474
	Pilbara Minerals Ltd.	1,605,899	3,772
	ASX Ltd.	104,869	3,747
	APA Group	695,450	3,646
	Mineral Resources Ltd.	97,040	3,577
	Lottery Corp. Ltd.	1,198,030	3,458
	carsales.com Ltd.	196,122	3,457
	Medibank Pvt Ltd.	1,529,703	3,338
	WiseTech Global Ltd.	87,509	3,258
	Washington H Soul Pattinson & Co. Ltd.	150,669	3,210
	Stockland	1,376,635	3,107
[1]	Treasury Wine Estates Ltd.	397,326	3,061
		Shares	Market Value• ($000)
	BlueScope Steel Ltd.	254,100	3,046
	Ramsay Health Care Ltd.	94,709	2,933
	Ampol Ltd.	131,257	2,662
	Atlas Arteria Ltd.	775,605	2,622
	Dexus	628,710	2,597
	SEEK Ltd.	190,771	2,517
	Mirvac Group	2,144,812	2,489
	REA Group Ltd.	26,843	2,464
	Endeavour Group Ltd.	767,673	2,412
*	Lynas Rare Earths Ltd.	521,947	2,348
	GPT Group	1,004,774	2,319
*	NEXTDC Ltd.	308,398	2,316
	Orica Ltd.	244,738	2,287
	AGL Energy Ltd.	326,388	2,231
	Vicinity Ltd.	1,975,835	2,140
	Evolution Mining Ltd.	949,947	2,125
	Aurizon Holdings Ltd.	975,539	2,125
	Worley Ltd.	203,166	2,124
	IDP Education Ltd.	150,167	2,075
	IGO Ltd.	339,273	2,054
*	Allkem Ltd.	315,963	1,931
	Cleanaway Waste Management Ltd.	1,314,516	1,873
	Steadfast Group Ltd.	535,950	1,843
	Whitehaven Coal Ltd.	390,473	1,839
	Incitec Pivot Ltd.	1,017,839	1,777
	ALS Ltd.	258,262	1,768
	Altium Ltd.	68,164	1,719
	JB Hi-Fi Ltd.	59,670	1,715
	Qube Holdings Ltd.	1,005,179	1,704
	Bendigo & Adelaide Bank Ltd.	295,466	1,637
	Seven Group Holdings Ltd.	88,107	1,557
	Lendlease Corp. Ltd.	381,359	1,510
*	Qantas Airways Ltd.	475,959	1,491
	Charter Hall Group	261,844	1,451
	Technology One Ltd.	150,456	1,395
[2]	Reece Ltd.	119,675	1,334
	Metcash Ltd.	521,415	1,221
	Domino's Pizza Enterprises Ltd.	37,445	1,214
	nib holdings Ltd.	263,080	1,212
	Bank of Queensland Ltd.	351,976	1,144
	Champion Iron Ltd.	251,589	1,144
	Orora Ltd.	723,443	1,134
	Iluka Resources Ltd.	245,222	1,132
*	Paladin Energy Ltd.	1,829,457	1,102
[3]	Viva Energy Group Ltd.	599,021	1,079
	Pro Medicus Ltd.	22,543	1,074
	Breville Group Ltd.	78,907	1,069
	New Hope Corp. Ltd.	287,133	1,057
	Reliance Worldwide Corp. Ltd.	469,290	1,046
	AMP Ltd.	1,553,146	1,035
	Nine Entertainment Co. Holdings Ltd.	858,041	1,011
		Shares	Market Value• ($000)
*,2	Liontown Resources Ltd.	982,448	1,010
	Beach Energy Ltd.	990,822	976
	Ansell Ltd.	70,795	956
[2]	Flight Centre Travel Group Ltd.	80,331	955
*	Sandfire Resources Ltd.	244,443	927
	CSR Ltd.	255,294	912
	Challenger Ltd.	243,545	908
	BWP Trust	427,888	885
	National Storage REIT	681,822	869
	Charter Hall Long Wale REIT	435,271	836
	ARB Corp. Ltd.	44,466	830
*	Webjet Ltd.	213,221	829
	Perseus Mining Ltd.	765,998	818
	Downer EDI Ltd.	331,751	798
	Eagers Automotive Ltd.	96,272	792
	AUB Group Ltd.	44,952	772
	Region RE Ltd.	593,940	743
	Gold Road Resources Ltd.	605,940	720
	Super Retail Group Ltd.	84,088	708
*	Alumina Ltd.	1,404,638	698
[2]	Harvey Norman Holdings Ltd.	296,900	694
	Perpetual Ltd.	56,571	692
	Sims Ltd.	85,247	680
	InvoCare Ltd.	83,470	672
	TPG Telecom Ltd.	201,437	664
	Corporate Travel Management Ltd.	62,290	659
	Ramelius Resources Ltd.	630,328	655
	HUB24 Ltd.	32,779	633
	Bapcor Ltd.	182,563	621
*	Megaport Ltd.	99,821	610
	Tabcorp Holdings Ltd.	1,184,950	585
	HomeCo Daily Needs REIT	831,405	567
	GUD Holdings Ltd.	83,265	566
	Deterra Royalties Ltd.	189,302	566
*	Capricorn Metals Ltd.	190,001	565
	Nufarm Ltd.	200,238	553
	Charter Hall Retail REIT	283,196	550
	Premier Investments Ltd.	37,922	550
*	Boral Ltd.	190,362	546
	Waypoint REIT Ltd.	402,946	544
*	Bellevue Gold Ltd.	597,654	544
	Costa Group Holdings Ltd.	265,677	524
*,3	Life360 Inc. GDR	102,710	512
	GrainCorp Ltd. Class A	115,293	510
*	De Grey Mining Ltd.	678,473	510
5

Total World Stock Index Fund
		Shares	Market Value• ($000)
	EVT Ltd.	76,887	510
	Brickworks Ltd.	32,053	500
	Nickel Industries Ltd.	1,047,168	499
*	PEXA Group Ltd.	71,558	496
*	Boss Energy Ltd.	177,302	489
	Ventia Services Group Pty. Ltd.	278,255	486
	Centuria Industrial REIT	265,236	480
*	Telix Pharmaceuticals Ltd.	82,081	463
	HMC Capital Ltd.	170,028	462
	Insignia Financial Ltd.	347,434	457
	Lifestyle Communities Ltd.	45,419	452
	NRW Holdings Ltd.	282,625	451
	Ingenia Communities Group	178,560	444
	Monadelphous Group Ltd.	49,373	442
*	Karoon Energy Ltd.	268,395	432
*	Star Entertainment Group Ltd.	1,264,291	427
	Kelsian Group Ltd.	110,932	427
*	Regis Resources Ltd.	391,667	424
[3]	Coronado Global Resources Inc. GDR	383,982	422
	IPH Ltd.	95,011	413
	Helia Group Ltd.	179,466	413
*	Genesis Minerals Ltd.	448,130	412
	Dexus Industria REIT	254,739	385
*	Neuren Pharmaceuticals Ltd.	56,237	384
	McMillan Shakespeare Ltd.	35,729	381
*	Red 5 Ltd.	1,869,932	377
	Arena REIT	182,201	369
	Imdex Ltd.	350,493	368
	Netwealth Group Ltd.	44,941	365
	Bega Cheese Ltd.	203,972	361
*	Adbri Ltd.	286,010	359
*	Perenti Ltd.	499,424	338
*	Westgold Resources Ltd.	257,349	337
	Johns Lyng Group Ltd.	86,567	337
*	Healius Ltd.	276,838	319
	Domain Holdings Australia Ltd.	145,704	316
	oOh!media Ltd.	379,477	315
	Lovisa Holdings Ltd.	28,117	311
*	Stanmore Resources Ltd.	126,289	306
*,2	Audinate Group Ltd.	38,055	304
*	Strike Energy Ltd.	1,216,739	302
*	Silver Lake Resources Ltd.	456,787	300
*,2	Tietto Minerals Ltd.	848,035	300
*	Nanosonics Ltd.	125,228	299
	Select Harvests Ltd.	120,951	298
	IRESS Ltd.	91,708	292
	Elders Ltd.	75,733	286
	Collins Foods Ltd.	49,137	285
	Rural Funds Group	248,430	283
*	Resolute Mining Ltd.	1,218,737	275
	Centuria Capital Group	375,430	275
		Shares	Market Value• ($000)
*	Fleetpartners Group Ltd.	172,186	272
	Estia Health Ltd.	138,781	269
[2]	Yancoal Australia Ltd.	87,468	269
	Magellan Financial Group Ltd.	63,679	264
*	SiteMinder Ltd.	100,793	261
	Jumbo Interactive Ltd.	29,317	259
[2]	GQG Partners Inc. GDR	308,698	255
	Data#3 Ltd.	58,914	254
	Hansen Technologies Ltd.	76,538	253
[2]	Pinnacle Investment Management Group Ltd.	51,131	253
	Codan Ltd.	50,891	252
*	Macquarie Technology Group Ltd.	6,342	251
*	West African Resources Ltd.	534,086	248
	Centuria Office REIT	353,705	246
	Charter Hall Social Infrastructure REIT	160,628	243
	Austal Ltd.	224,126	242
*	PolyNovo Ltd.	321,279	237
	Link Administration Holdings Ltd.	308,166	234
	Vulcan Steel Ltd.	49,991	227
	Service Stream Ltd.	403,873	226
*,2	Core Lithium Ltd.	981,521	226
*	Chalice Mining Ltd.	194,712	222
	Platinum Asset Management Ltd.	304,070	217
	G8 Education Ltd.	359,410	217
	HealthCo REIT	246,383	215
	Hotel Property Investments Ltd.	130,574	212
*,1	Leo Lithium Ltd.	657,986	211
	Cromwell Property Group	1,030,684	210
	Credit Corp. Group Ltd.	27,193	210
*	Temple & Webster Group Ltd.	58,920	210
	PWR Holdings Ltd.	33,484	209
	Inghams Group Ltd.	88,279	207
*,2	Sayona Mining Ltd.	4,246,210	204
*	Aussie Broadband Ltd.	78,552	196
*	Abacus Storage King	309,567	196
*	Latin Resources Ltd.	1,228,628	194
	SmartGroup Corp. Ltd.	34,915	191
	APM Human Services International Ltd.	142,484	189
*	Alpha HPA Ltd.	378,587	185
*,2	Weebit Nano Ltd.	86,739	183
*	Cettire Ltd.	110,751	181
	Myer Holdings Ltd.	545,572	174
	Growthpoint Properties Australia Ltd.	137,861	173
	Accent Group Ltd.	144,190	172
	MyState Ltd.	93,253	172
*	Silex Systems Ltd.	83,434	171
	Abacus Group	272,036	166
*	Omni Bridgeway Ltd.	163,346	158
*	Australian Agricultural Co. Ltd.	198,343	157
		Shares	Market Value• ($000)
	Clinuvel Pharmaceuticals Ltd.	16,708	156
	Nick Scali Ltd.	21,686	149
*,1	AVZ Minerals Ltd.	1,173,611	145
	Southern Cross Media Group Ltd.	249,009	143
*	Syrah Resources Ltd.	328,112	140
*	Judo Capital Holdings Ltd.	250,833	135
	Sigma Healthcare Ltd.	325,671	134
	Infomedia Ltd.	145,778	133
	Dicker Data Ltd.	19,419	130
*	Alkane Resources Ltd.	333,352	124
	GWA Group Ltd.	108,684	118
*	Superloop Ltd.	293,545	114
*	Calix Ltd.	64,286	110
*,2	Arafura Rare Earths Ltd.	932,307	110
	Australian Ethical Investment Ltd.	42,777	106
*,2	Vulcan Energy Resources Ltd.	78,229	103
[2]	Australian Clinical Labs Ltd.	57,771	99
*	OFX Group Ltd.	100,137	98
*	ioneer Ltd.	1,046,875	94
*	Mount Gibson Iron Ltd.	286,220	90
	Emeco Holdings Ltd.	242,499	89
	Integral Diagnostics Ltd.	51,802	88
	Amcor plc	9,678	86
*	EML Payments Ltd.	118,258	85
	Cedar Woods Properties Ltd.	29,986	84
*	Cooper Energy Ltd.	1,339,382	82
*	Imugene Ltd.	2,944,361	81
*	Seven West Media Ltd.	466,784	79
*	Praemium Ltd.	219,272	78
*	Kogan.com Ltd.	27,037	75
*,2	Lake Resources NL	710,462	73
*	29Metals Ltd.	178,050	70
*	Tyro Payments Ltd.	124,644	69
*	Fineos Corp. Ltd. GDR	64,697	68
*	Nuix Ltd.	76,126	68
*,2	Argosy Minerals Ltd.	669,900	68
	GDI Property Group Partnership	205,323	67
*	Mayne Pharma Group Ltd.	28,243	66
	Australian Finance Group Ltd.	79,434	65
*,2	Mesoblast Ltd.	262,914	60
*,2	Zip Co. Ltd.	313,548	57
	Solvar Ltd.	78,326	55
*	Bravura Solutions Ltd.	119,434	52
[2]	Baby Bunting Group Ltd.	48,163	52
	Jupiter Mines Ltd.	422,476	51
[2]	PointsBet Holdings Ltd.	105,113	51
	SG Fleet Group Ltd.	31,301	50
*	Ardent Leisure Group Ltd.	176,320	50
*	Opthea Ltd.	223,569	47
*	St Barbara Ltd.	414,057	46
6

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Australian Strategic Materials Ltd.	51,123	46
*,2	Novonix Ltd.	104,544	46
*	Carnarvon Energy Ltd.	469,345	45
[2]	Regis Healthcare Ltd.	27,703	44
*,2	BrainChip Holdings Ltd.	407,392	40
*	Aurelia Metals Ltd.	605,104	36
*	Appen Ltd.	51,571	30
*	Pact Group Holdings Ltd.	65,730	29
*	Neometals Ltd.	204,022	28
	Navigator Global Investments Ltd.	36,584	27
*,1,2	Paradigm Biopharmaceuticals Ltd.	69,997	27
[2]	Humm Group Ltd.	96,019	25
*,1	Firefinch Ltd.	519,107	20
*	Bubs Australia Ltd.	184,146	19
*	Incannex Healthcare Ltd.	502,813	19
*	Jervois Global Ltd.	980,194	19
*	Andromeda Metals Ltd.	1,029,432	14
			694,338
Austria (0.1%)
	Erste Group Bank AG	168,994	6,052
	OMV AG	77,204	3,386
	Verbund AG	37,294	3,240
[3]	BAWAG Group AG	42,060	1,873
	ANDRITZ AG	36,902	1,699
	voestalpine AG	62,879	1,570
	Wienerberger AG	57,594	1,395
*	Raiffeisen Bank International AG	72,005	1,043
	CA Immobilien Anlagen AG	20,563	695
[2]	Oesterreichische Post AG	18,751	598
	UNIQA Insurance Group AG	69,446	561
	DO & Co. AG	4,710	550
	Telekom Austria AG	76,181	532
[2]	Mayr Melnhof Karton AG	4,365	514
	EVN AG	17,858	485
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	485
	Schoeller-Bleckmann Oilfield Equipment AG	8,243	417
*,2	Lenzing AG	9,312	363
*	IMMOFINANZ AG	15,378	310
[2]	AT&S Austria Technologie & Systemtechnik AG	12,184	306
	Strabag SE	7,566	299
	Palfinger AG	8,719	210
	Porr AG	10,423	125
	Flughafen Wien AG	1,647	87
*	Eurotelesites AG	19,045	64
	Agrana Beteiligungs AG	3,459	55
			26,914
Belgium (0.3%)
	Anheuser-Busch InBev SA	479,518	27,284
*	Argenx SE	31,894	15,002
		Shares	Market Value• ($000)
	KBC Group NV	135,137	7,437
	UCB SA	68,174	4,986
	Solvay SA	39,404	4,166
	Groupe Bruxelles Lambert NV	53,906	3,943
	Ageas SA	92,854	3,567
	Umicore SA	115,999	2,760
	Warehouses De Pauw CVA	84,611	2,093
	Elia Group SA	20,409	1,938
	D'ieteren Group	12,342	1,833
	Ackermans & van Haaren NV	11,942	1,773
	Sofina SA	9,327	1,772
	Lotus Bakeries NV	224	1,659
	Aedifica SA	24,669	1,346
	Euronav NV	65,787	1,178
	Colruyt Group NV	28,293	1,171
	Cofinimmo SA	16,949	1,054
	Bekaert SA	20,649	836
	Melexis NV	10,729	790
	Proximus SADP	89,316	740
	KBC Ancora	16,447	622
	Barco NV	39,155	601
	Montea NV	7,903	559
	Fagron	30,361	534
	Shurgard Self Storage Ltd. (XBRU)	13,998	524
	Xior Student Housing NV	17,133	493
	VGP NV	4,936	402
	Kinepolis Group NV	8,060	398
	Retail Estates NV	5,739	349
	Tessenderlo Group SA	11,558	336
	Deme Group NV	3,612	334
	Gimv NV	8,579	332
*	Ontex Group NV	41,395	303
	bpost SA	44,296	240
*	AGFA-Gevaert NV	66,622	107
	Wereldhave Belgium Comm VA	1,657	75
	Van de Velde NV	1,942	66
			93,603
Brazil (0.5%)
	Vale SA	1,870,361	25,597
	Petroleo Brasileiro SA	1,854,174	13,916
	B3 SA - Brasil Bolsa Balcao	3,145,910	6,926
	Weg SA	820,672	5,373
	Centrais Eletricas Brasileiras SA	747,388	5,165
	Ambev SA	1,885,386	4,809
	Localiza Rent a Car SA (BVMF)	459,147	4,633
	Banco Do Brasil SA	465,320	4,462
	Banco BTG Pactual SA	716,524	4,207
	Suzano SA	391,715	4,007
*	PRIO SA	366,975	3,472
	Petroleo Brasileiro SA ADR	243,945	3,374
	Itau Unibanco Holding SA ADR	598,242	3,177
	Vale SA ADR	230,741	3,163
	Raia Drogasil SA	612,508	3,134
	Rumo SA	684,916	3,031
	JBS SA	738,998	2,936
	Equatorial Energia SA	468,086	2,934
		Shares	Market Value• ($000)
	Banco Bradesco SA ADR	979,393	2,733
	Vibra Energia SA	622,248	2,442
	BB Seguridade Participacoes SA	365,939	2,233
	Telefonica Brasil SA	238,064	2,136
	Cia de Saneamento Basico do Estado de Sao Paulo	183,000	2,119
	Cosan SA	654,452	2,044
	Banco Bradesco SA	818,122	1,994
*,3	Hapvida Participacoes e Investimentos SA	2,566,612	1,878
	Ultrapar Participacoes SA	450,896	1,829
[3]	Rede D'Or Sao Luiz SA	415,839	1,783
	Klabin SA	411,600	1,747
	Sendas Distribuidora SA	744,742	1,616
	Petroleo Brasileiro SA ADR (XNYS)	102,621	1,539
	CCR SA	631,944	1,502
	Energisa SA	155,715	1,440
	Itau Unibanco Holding SA	317,531	1,431
*	Eneva SA	666,102	1,430
	Lojas Renner SA	579,294	1,409
*	Embraer SA	398,400	1,390
*	Natura & Co. Holding SA	540,363	1,367
	Ambev SA ADR	532,359	1,347
	Hypera SA	221,112	1,328
	Allos SA	283,026	1,286
	Totvs SA	253,784	1,274
*	BRF SA	510,345	1,080
	Banco Santander Brasil SA	201,300	1,075
	TIM SA	356,400	1,072
*	3R PETROLEUM OLEO E GAS SA	141,144	908
	Engie Brasil Energia SA	112,292	875
	Kinea Indice de Precos FII	47,661	870
	Transmissora Alianca de Energia Eletrica SA	127,327	853
	Gerdau SA ADR	193,380	839
	Multiplan Empreendimentos Imobiliarios SA	156,421	768
	CSHG Logistica FI Imobiliario	23,789	746
*	XP Log Fundo de Investimento	32,541	703
[3]	GPS Participacoes e Empreendimentos SA	218,800	697
	CPFL Energia SA	103,400	686
	Fleury SA	220,636	656
	YDUQS Participacoes SA	180,600	635
	Sao Martinho SA	88,800	624
	Porto Seguro SA	124,044	620
	Tres Tentos Agroindustrial SA	274,100	600
	Atacadao SA	323,671	576
	Santos Brasil Participacoes SA	391,523	575
	Caixa Seguridade Participacoes SA	251,300	539
7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cia Siderurgica Nacional SA	222,400	519
	Kinea Rendimentos Imobiliarios FII	25,467	517
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,698	516
	Auren Energia SA	190,520	507
	Cia Energetica de Minas Gerais	161,651	494
	Cia Paranaense de Energia	311,070	485
	Petroreconcavo SA	117,900	485
*	Cogna Educacao SA	974,473	464
*	Magazine Luiza SA	1,731,833	457
	Cielo SA	630,700	440
	M Dias Branco SA	67,300	435
	Arezzo Industria e Comercio SA	36,400	422
	Kinea Renda Imobiliaria FII	12,735	403
	SLC Agricola SA	53,988	394
*	AES Brasil Energia SA	192,828	385
	Neoenergia SA	109,642	381
	FII Iridium	23,717	371
	Marfrig Global Foods SA	284,086	364
	XP Log FII (BVMF)	16,698	361
	Alupar Investimento SA	64,124	356
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	337
	Cia Siderurgica Nacional SA ADR	143,994	333
*	IRB Brasil Resseguros SA	39,522	319
	Cia de Saneamento de Minas Gerais Copasa MG.	99,867	316
*	MRV Engenharia e Participacoes SA	193,100	316
	Cia de Saneamento do Parana	71,580	309
*	Grupo Mateus SA	262,500	303
	Xp Malls Fdo Inv Imob Fii	13,899	301
	Hedge Brasil Shopping FII	6,598	299
	TIM SA ADR	19,532	295
[3]	Locaweb Servicos de Internet SA	271,437	293
	Diagnosticos da America SA	149,678	288
	Vinci Shopping Centers FII	11,923	277
	Capitania Securities II Fii	175,780	273
*	Log-in Logistica Intermodal SA	32,900	266
	CSHG Renda Urbana Fii	10,273	263
	Odontoprev SA	126,043	261
	Vivara Participacoes SA	51,700	261
	GRUPO DE MODA SOMA SA	237,618	249
	Fii UBS Br Receb Imob	14,598	246
		Shares	Market Value• ($000)
*	Oncoclinicas do Brasil Servicos Medicos SA	127,900	240
	Maxi Renda FII	110,974	238
*	Omega Energia SA	156,868	236
	Wilson Sons SA	88,400	236
	Dexco SA	173,000	235
	Tupy SA	48,400	234
	CSN Mineracao SA	227,200	233
	Smartfit Escola de Ginastica e Danca SA	59,100	227
	Grendene SA	177,800	219
	JHSF Participacoes SA	253,747	216
	SIMPAR SA	157,472	216
	Mills Estruturas e Servicos de Engenharia SA	100,894	208
	EcoRodovias Infraestrutura e Logistica SA	146,153	203
	Minerva SA	135,360	203
	Direcional Engenharia SA	57,937	199
	Enauta Participacoes SA	55,045	190
	Vulcabras Azaleia SA	53,500	190
	Ez Tec Empreendimentos e Participacoes SA	58,861	168
	Fras-Le SA	56,394	167
	Mahle-Metal Leve SA	22,500	163
	Iochpe Maxion SA	71,796	161
*	Hidrovias do Brasil SA	195,900	153
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	151
	Camil Alimentos SA	106,200	145
	LOG Commercial Properties e Participacoes SA	29,615	122
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	109
*	Zamp SA	86,844	109
	Pet Center Comercio E Participacoes SA	150,800	106
	CM Hospitalar SA	33,900	100
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	93
	Movida Participacoes SA	52,800	92
	FII Hectare Ce	10,844	83
	Cosan SA ADR	5,875	74
*	Grupo Casas Bahia SA	804,289	72
	Grupo SBF SA	51,109	71
*	Anima Holding SA	132,984	69
	Iguatemi SA (BVMF)	15,638	62
*	CVC Brasil Operadora e Agencia de Viagens SA	110,417	60
	Armac Locacao Logistica E Servicos SA	24,800	60
		Shares	Market Value• ($000)
	Ambipar Participacoes e Empreendimentos SA	20,500	55
	Blau Farmaceutica SA	17,500	53
*	Lojas Quero-Quero SA	66,900	52
	Empreendimentos Pague Menos S/A	87,340	52
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	51
	Hospital Mater Dei SA	35,300	49
*	XP Log FII	2,213	48
	Cia Brasileira de Aluminio	62,024	47
*	Cia Brasileira de Distribuicao	63,121	45
	Brpr Corporate Offices Fdo De Inv Imob	2,245	28
*	Guararapes Confeccoes SA	29,000	27
	Bradespar SA	2,700	11
	Iguatemi SA	1,700	1
			182,803
Canada (2.7%)
	Royal Bank of Canada	765,294	61,124
	Toronto-Dominion Bank	1,003,791	56,069
	Canadian Natural Resources Ltd.	591,672	37,572
[2]	Enbridge Inc.	1,164,609	37,321
	Canadian National Railway Co.	321,274	33,994
*	Shopify Inc. Class A	630,887	29,794
[2]	Bank of Montreal	390,457	29,505
	Canadian Pacific Kansas City Ltd.	407,119	28,906
	Bank of Nova Scotia	654,929	26,518
	Brookfield Corp.	829,625	24,169
	Suncor Energy Inc.	734,590	23,790
	Alimentation Couche-Tard Inc.	414,425	22,560
	Constellation Software Inc.	10,620	21,290
	TC Energy Corp.	571,222	19,673
	Waste Connections Inc.	141,563	18,330
	Manulife Financial Corp.	1,026,150	17,863
	Canadian Imperial Bank of Commerce	486,559	17,161
	Barrick Gold Corp.	968,931	15,476
	Nutrien Ltd.	275,494	14,796
	Sun Life Financial Inc.	323,758	14,788
	Cenovus Energy Inc.	763,010	14,537
	Intact Financial Corp.	97,271	13,667
	Franco-Nevada Corp.	105,118	12,788
	Agnico Eagle Mines Ltd.	251,552	11,798
	National Bank of Canada	186,174	11,575
	Restaurant Brands International Inc.	169,211	11,366
*	CGI Inc.	117,578	11,351
	Wheaton Precious Metals Corp.	251,708	10,631
	Fortis Inc. (XTSE)	267,111	10,605
	Dollarama Inc.	151,212	10,326
8

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Thomson Reuters Corp.	86,132	10,317
	Fairfax Financial Holdings Ltd.	11,883	9,889
	Cameco Corp.	241,076	9,862
	Pembina Pipeline Corp.	304,806	9,381
	Teck Resources Ltd. Class B	247,474	8,744
	WSP Global Inc.	64,731	8,472
	Tourmaline Oil Corp.	159,879	8,454
	Canadian Pacific Kansas City Ltd. (XTSE)	108,177	7,677
[2]	Power Corp. of Canada	297,570	7,169
	Magna International Inc.	146,393	7,035
	Loblaw Cos. Ltd.	85,094	6,960
[2]	Metro Inc.	130,351	6,621
	BCE Inc.	162,347	6,027
	Imperial Oil Ltd.	99,239	5,656
	ARC Resources Ltd.	343,545	5,527
	TFI International Inc.	45,336	5,015
	Open Text Corp.	147,608	4,928
[2]	Emera Inc.	146,619	4,802
[3]	Hydro One Ltd.	173,874	4,509
	Brookfield Asset Management Ltd. Class A	151,413	4,340
	RB Global Inc.	64,056	4,192
	TELUS Corp.	258,748	4,172
	Great-West Lifeco Inc.	147,731	4,093
	George Weston Ltd.	37,086	4,023
	Stantec Inc.	61,321	3,752
	First Quantum Minerals Ltd.	310,716	3,601
	Kinross Gold Corp.	683,013	3,566
*	Descartes Systems Group Inc.	49,267	3,561
*	CAE Inc.	164,983	3,445
	iA Financial Corp. Inc.	58,074	3,379
	Toromont Industries Ltd.	43,614	3,283
	GFL Environmental Inc.	110,565	3,185
	TMX Group Ltd.	150,432	3,133
*	MEG Energy Corp.	158,080	3,123
	FirstService Corp.	20,591	2,914
	Element Fleet Management Corp.	212,024	2,868
[2]	Canadian Tire Corp. Ltd. Class A	29,717	2,866
	Gildan Activewear Inc.	100,830	2,864
	Keyera Corp.	122,913	2,858
	AltaGas Ltd.	153,365	2,849
	Pan American Silver Corp.	194,920	2,848
	Saputo Inc.	139,972	2,826
	West Fraser Timber Co. Ltd.	41,239	2,783
	SNC-Lavalin Group Inc.	97,435	2,707
	Canadian Apartment Properties REIT	88,769	2,613
	Alamos Gold Inc. Class A	210,846	2,611
	RB Global Inc. (XTSE)	36,803	2,407
	Lundin Mining Corp.	380,015	2,373
		Shares	Market Value• ($000)
*	Ivanhoe Mines Ltd. Class A	316,537	2,333
	Parkland Corp.	75,465	2,284
	Crescent Point Energy Corp.	280,821	2,252
	Finning International Inc.	83,966	2,250
	B2Gold Corp.	701,245	2,245
	PrairieSky Royalty Ltd.	124,578	2,188
	Enerplus Corp.	123,792	2,093
	Northland Power Inc.	147,513	2,073
	RioCan REIT	169,906	2,065
	Onex Corp.	36,259	2,032
	Boyd Group Services Inc.	11,683	1,992
	Algonquin Power & Utilities Corp.	381,777	1,922
	Stella-Jones Inc.	33,287	1,744
	Colliers International Group Inc.	18,018	1,633
[2]	Baytex Energy Corp.	368,789	1,596
	SSR Mining Inc.	114,163	1,580
	Capital Power Corp.	60,817	1,556
	Granite REIT	33,914	1,544
*	ATS Corp.	45,413	1,529
*	Bombardier Inc. Class B	47,520	1,525
*	Kinaxis Inc.	15,214	1,486
	BRP Inc.	20,853	1,409
[2]	Whitecap Resources Inc.	172,198	1,330
	Brookfield Infrastructure Corp. Class A	50,765	1,307
*	Celestica Inc.	54,924	1,282
	Vermilion Energy Inc.	87,659	1,265
	Premium Brands Holdings Corp.	19,481	1,254
	TransAlta Corp.	170,309	1,247
	Choice Properties REIT	141,110	1,225
	Gibson Energy Inc.	80,341	1,221
*	Bausch Health Cos. Inc.	178,909	1,218
*	Air Canada	100,181	1,209
	Methanex Corp.	28,925	1,194
	SmartCentres REIT	75,619	1,172
	Definity Financial Corp.	42,107	1,164
	Dream Industrial REIT	136,842	1,156
	Parex Resources Inc.	58,372	1,119
	Canadian Western Bank	55,453	1,099
[2]	Boardwalk REIT	23,520	1,098
	Primo Water Corp.	83,039	1,083
	Linamar Corp.	24,947	1,079
	Paramount Resources Ltd. Class A	44,840	1,078
*	BlackBerry Ltd.	291,375	1,048
*	Eldorado Gold Corp.	96,121	1,040
	Osisko Gold Royalties Ltd.	84,821	1,037
	IGM Financial Inc.	43,965	990
	First Capital REIT	104,459	982
	Atco Ltd. Class I	38,158	978
	Brookfield Renewable Corp. Class A	42,581	969
	H&R REIT	155,946	959
		Shares	Market Value• ($000)
	Tricon Residential Inc.	143,335	950
	Maple Leaf Foods Inc.	45,846	913
	Allied Properties REIT	77,388	885
*	Lightspeed Commerce Inc.	70,871	885
	Chartwell Retirement Residences	117,163	858
	Boralex Inc. Class A	45,472	846
	Lundin Gold Inc.	67,983	820
	CI Financial Corp.	89,378	810
*	Capstone Copper Corp.	229,954	783
	Russel Metals Inc.	30,749	766
	Topaz Energy Corp.	48,122	736
*	Aritzia Inc.	45,855	713
[2]	First Majestic Silver Corp.	137,160	706
	OceanaGold Corp.	420,973	704
	Brookfield Renewable Corp. Class A (XTSE)	30,631	697
	Quebecor Inc. Class B	33,203	685
*	Equinox Gold Corp.	153,444	672
	Superior Plus Corp.	98,777	664
	North West Co. Inc.	25,906	661
*	IAMGOLD Corp.	253,640	649
	Stelco Holdings Inc.	22,895	645
	Enghouse Systems Ltd.	26,575	624
	Centerra Gold Inc.	115,435	587
	Hudbay Minerals Inc.	124,559	543
	Primaris REIT	59,581	534
*	Torex Gold Resources Inc.	51,590	497
	Winpak Ltd.	17,729	483
	Innergex Renewable Energy Inc.	74,692	460
[3]	Nuvei Corp.	32,195	448
	Mullen Group Ltd.	46,582	442
*,2	Ballard Power Systems Inc.	130,153	435
	Brookfield Infrastructure Corp. Class A (XTSE)	16,160	416
*	Novagold Resources Inc.	118,954	414
	Laurentian Bank of Canada	20,915	383
	Cascades Inc.	44,345	359
[2]	NorthWest Healthcare Properties REIT	121,759	352
*,2	Lithium Americas Corp.	51,144	343
*	Canfor Corp.	29,993	307
	Westshore Terminals Investment Corp.	18,163	306
*,2	Lithium Americas Argentina Corp.	51,144	283
	Transcontinental Inc. Class A	36,166	266
*,2	Canada Goose Holdings Inc.	23,332	259
[2]	Cargojet Inc.	4,459	254
*,2	Cronos Group Inc.	105,313	190
	Osisko Gold Royalties Ltd. (XTSE)	14,516	177
9

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	First National Financial Corp.	7,029	175
	Cogeco Communications Inc.	3,793	149
	Dye & Durham Ltd.	20,304	118
*	Bombardier Inc. Class A	299	10
			998,619
Chile (0.0%)
	Banco De Chile	24,439,240	2,510
	Empresas COPEC SA	263,143	1,742
	Cencosud SA	789,631	1,280
*	Enel Americas SA	10,462,070	1,076
	Empresas CMPC SA	601,149	1,075
	Banco Santander Chile SA	22,286,422	971
*	Falabella SA	430,463	877
	Banco de Credito e Inversiones SA	35,912	859
	Enel Chile SA	12,468,240	738
*	Latam Airlines Group SA	92,220,968	721
[2]	Sociedad Quimica y Minera de Chile SA ADR	14,220	688
	Colbun SA	4,091,997	594
	Aguas Andinas SA Class A	1,718,996	502
	Parque Arauco SA	360,481	493
	Cia Sud Americana de Vapores SA	8,820,401	490
	Banco Santander Chile ADR	27,100	472
	Cia Cervecerias Unidas SA	70,134	398
	Cencosud Shopping SA	263,796	383
	Banco Itau Chile SA	40,256	354
	Quinenco SA	121,542	329
*	Engie Energia Chile SA	332,671	297
	Empresa Nacional de Telecomunicaciones SA	81,743	275
	Inversiones Aguas Metropolitanas SA	349,036	250
	CAP SA	38,966	213
	SMU SA	1,180,463	205
	Enel Chile SA ADR	65,984	192
	Soc Inversiones Oro Blanco	25,993,409	168
*	Plaza SA	137,445	166
	Vina Concha y Toro SA	117,757	131
	SONDA SA	316,876	128
	Inversiones La Construccion SA	17,724	103
	Ripley Corp. SA	580,437	98
			18,778
China (3.1%)
	Tencent Holdings Ltd.	3,458,302	127,987
*	Alibaba Group Holding Ltd.	9,393,020	96,702
*,3	Meituan Class B	2,966,627	42,052
*	PDD Holdings Inc. ADR	334,388	33,914
	China Construction Bank Corp. Class H	51,016,026	28,853
	NetEase Inc.	989,355	21,174
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class H	42,356,245	20,299
	JD.com Inc. Class A	1,301,812	16,550
*	Baidu Inc. Class A	1,236,154	16,229
	BYD Co. Ltd. Class H	516,960	15,721
	Ping An Insurance Group Co. of China Ltd. Class H	3,070,966	15,577
*,3	Xiaomi Corp. Class B	8,071,200	14,472
	Bank of China Ltd. Class H	40,477,410	14,140
*,3	Wuxi Biologics Cayman Inc.	1,955,740	12,160
[2]	Yum China Holdings Inc.	223,216	11,697
	Kweichow Moutai Co. Ltd. Class A	48,395	11,146
*	Trip.com Group Ltd.	293,201	9,993
*	Li Auto Inc. Class A	581,497	9,835
*,3	Kuaishou Technology	1,439,700	9,271
	ANTA Sports Products Ltd.	696,800	7,880
	China Merchants Bank Co. Ltd. Class H	2,047,898	7,768
	PetroChina Co. Ltd. Class H	11,032,000	7,201
	China Petroleum & Chemical Corp. Class H	12,773,337	6,533
	Agricultural Bank of China Ltd. Class H	16,812,500	6,210
	China Resources Land Ltd.	1,537,909	5,757
[3]	Nongfu Spring Co. Ltd. Class H	992,000	5,650
	China Mengniu Dairy Co. Ltd.	1,711,236	5,587
	China Life Insurance Co. Ltd. Class H	4,027,271	5,455
	China Shenhua Energy Co. Ltd. Class H	1,762,000	5,400
	Ping An Insurance Group Co. of China Ltd. Class A	858,058	5,331
	KE Holdings Inc. ADR	356,686	5,247
*,2	NIO Inc. Class A	704,357	5,157
*	BeiGene Ltd.	342,700	4,920
*	New Oriental Education & Technology Group Inc.	743,660	4,849
*,3	Innovent Biologics Inc.	790,441	4,658
	China Resources Beer Holdings Co. Ltd.	854,681	4,523
	Zijin Mining Group Co. Ltd. Class H	2,901,301	4,488
*	H World Group Ltd. ADR	118,135	4,449
*	XPeng Inc. Class A	606,128	4,405
	Haier Smart Home Co. Ltd. Class H	1,516,800	4,326
	Contemporary Amperex Technology Co. Ltd. Class A	168,032	4,267
	CSPC Pharmaceutical Group Ltd.	4,872,000	4,256
		Shares	Market Value• ($000)
	PICC Property & Casualty Co. Ltd. Class H	3,650,330	4,169
	China Overseas Land & Investment Ltd.	2,183,480	4,120
	Shenzhou International Group Holdings Ltd.	419,266	4,118
	Li Ning Co. Ltd.	1,269,750	3,891
	BYD Co. Ltd. Class A	110,833	3,616
	China Merchants Bank Co. Ltd. Class A	825,049	3,471
	Geely Automobile Holdings Ltd.	3,010,200	3,418
	ENN Energy Holdings Ltd.	432,318	3,275
	China Pacific Insurance Group Co. Ltd. Class H	1,307,000	3,220
	Wuliangye Yibin Co. Ltd. Class A	148,500	3,165
	Sunny Optical Technology Group Co. Ltd.	375,100	3,143
[3]	WuXi AppTec Co. Ltd. Class H	261,156	3,138
	CITIC Securities Co. Ltd. Class H	1,475,634	2,871
	China Yangtze Power Co. Ltd. Class A	899,594	2,775
	Tsingtao Brewery Co. Ltd. Class H	353,667	2,682
*,3	JD Health International Inc.	583,261	2,649
[3]	Postal Savings Bank of China Co. Ltd. Class H	5,790,000	2,643
*	Kanzhun Ltd. ADR	173,582	2,569
	Industrial & Commercial Bank of China Ltd. Class A	3,931,085	2,542
*	Tencent Music Entertainment Group ADR	348,934	2,533
*	Full Truck Alliance Co. Ltd. ADR	372,777	2,449
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,385,549	2,426
*	Vipshop Holdings Ltd. ADR	168,449	2,402
	Bank of Communications Ltd. Class H	3,953,058	2,338
[3]	China Tower Corp. Ltd. Class H	24,460,576	2,281
*	TAL Education Group ADR	251,503	2,206
	CITIC Ltd.	2,576,000	2,189
	Sino Biopharmaceutical Ltd.	5,533,250	2,150
[3]	Haidilao International Holding Ltd.	835,000	2,091
	China CITIC Bank Corp. Ltd. Class H	4,567,525	2,038
	China Resources Power Holdings Co. Ltd.	1,031,400	1,999
	Yankuang Energy Group Co. Ltd. Class H	1,134,000	1,969
10

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Great Wall Motor Co. Ltd. Class H	1,393,558	1,948
	Agricultural Bank of China Ltd. Class A	3,949,935	1,938
*	Kingdee International Software Group Co. Ltd.	1,424,000	1,889
*	Alibaba Health Information Technology Ltd.	3,140,000	1,850
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	47,188	1,844
	BYD Electronic International Co. Ltd.	431,000	1,799
*,2	Bilibili Inc. Class Z	132,739	1,781
	China Shenhua Energy Co. Ltd. Class A	428,600	1,775
	Zijin Mining Group Co. Ltd. Class A	1,025,112	1,739
	China Longyuan Power Group Corp. Ltd. Class H	2,024,000	1,713
	Weichai Power Co. Ltd. Class H	1,143,400	1,711
	GCL-Poly Energy Holdings Ltd.	11,595,000	1,708
	Kunlun Energy Co. Ltd.	2,030,000	1,691
	Sinopharm Group Co. Ltd. Class H	695,800	1,664
	Luzhou Laojiao Co. Ltd. Class A	54,100	1,585
	Kingsoft Corp. Ltd.	453,800	1,584
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	344,800	1,572
	Industrial Bank Co. Ltd. Class A	761,800	1,571
	Jiangsu Hengrui Medicine Co. Ltd. Class A	234,416	1,535
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	45,424	1,534
*,3	Akeso Inc.	270,000	1,516
[3]	Longfor Group Holdings Ltd.	1,040,100	1,514
*	Genscript Biotech Corp.	516,000	1,500
	China Resources Gas Group Ltd.	505,000	1,493
	People's Insurance Co. Group of China Ltd. Class H	4,492,000	1,482
	China Gas Holdings Ltd.	1,647,074	1,481
*,3	SenseTime Group Inc. Class B	8,201,000	1,471
	China Petroleum & Chemical Corp. Class A	1,965,580	1,468
	Wanhua Chemical Group Co. Ltd. Class A	120,700	1,464
	Anhui Conch Cement Co. Ltd. Class H	587,500	1,462
	Yangzijiang Shipbuilding Holdings Ltd.	1,371,936	1,454
[3]	CGN Power Co. Ltd. Class H	5,994,832	1,441
		Shares	Market Value• ($000)
	Xinyi Solar Holdings Ltd.	2,390,200	1,407
[3]	China Feihe Ltd.	2,263,000	1,406
	Haitong Securities Co. Ltd. Class H	2,347,139	1,348
	Tingyi Cayman Islands Holding Corp.	1,006,000	1,335
	Bank of China Ltd. Class A	2,479,000	1,321
*	Tongcheng-Elong Holdings Ltd.	688,400	1,315
	China Minsheng Banking Corp. Ltd. Class H	3,946,512	1,312
*	Zai Lab Ltd.	510,430	1,303
	China Hongqiao Group Ltd.	1,373,500	1,286
	Luxshare Precision Industry Co. Ltd. Class A	285,769	1,283
[3]	China International Capital Corp. Ltd. Class H	805,200	1,282
	Aluminum Corp. of China Ltd. Class H	2,395,331	1,281
[3]	Huatai Securities Co. Ltd. Class H	977,564	1,280
[3]	Topsports International Holdings Ltd.	1,505,000	1,266
	East Money Information Co. Ltd. Class A	599,444	1,251
	CMOC Group Ltd. Class H	2,049,000	1,222
	Hengan International Group Co. Ltd.	363,730	1,218
	PetroChina Co. Ltd. Class A	1,245,100	1,213
	MINISO Group Holding Ltd. ADR	47,534	1,203
	Bank of Communications Co. Ltd. Class A	1,547,100	1,190
[3]	China Resources Mixc Lifestyle Services Ltd.	301,200	1,175
	China State Construction Engineering Corp. Ltd. Class A	1,648,764	1,167
	China Pacific Insurance Group Co. Ltd. Class A	306,988	1,164
*	iQIYI Inc. ADR	244,567	1,140
	China National Building Material Co. Ltd. Class H	2,390,750	1,138
[2,3]	Pop Mart International Group Ltd.	411,400	1,136
	China Vanke Co. Ltd. Class H	1,213,689	1,135
[3]	Hygeia Healthcare Holdings Co. Ltd. Class C	187,132	1,130
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,216,400	1,129
	China Galaxy Securities Co. Ltd. Class H	2,183,500	1,118
		Shares	Market Value• ($000)
[3]	Guotai Junan Securities Co. Ltd. Class H	993,600	1,109
	Guangdong Investment Ltd.	1,614,000	1,101
	Muyuan Foods Co. Ltd. Class A	211,548	1,091
*	Huaneng Power International Inc. Class H	2,306,000	1,079
	Anhui Gujing Distillery Co. Ltd. Class B	69,100	1,077
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	392,356	1,075
	Jiangxi Copper Co. Ltd. Class H	750,000	1,060
*,3	JD Logistics Inc.	893,027	1,057
	China Power International Development Ltd.	2,715,851	1,055
	China Medical System Holdings Ltd.	653,000	1,044
	Ping An Bank Co. Ltd. Class A	713,500	1,021
	Guangzhou Automobile Group Co. Ltd. Class H	2,141,399	1,003
	China Tourism Group Duty Free Corp. Ltd. Class A	77,168	998
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,069,486	997
[3]	Yadea Group Holdings Ltd.	546,000	997
	CRRC Corp. Ltd. Class H	2,388,000	995
	LONGi Green Energy Technology Co. Ltd. Class A	298,777	986
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,700	981
*,2,3	East Buy Holding Ltd.	240,000	979
	CITIC Securities Co. Ltd. Class A	329,854	979
	China Railway Group Ltd. Class H	2,048,000	967
	China Merchants Port Holdings Co. Ltd.	760,000	967
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	187,044	963
	SF Holding Co. Ltd. Class A	179,498	963
	Foxconn Industrial Internet Co. Ltd. Class A	472,400	952
	Country Garden Services Holdings Co. Ltd.	1,088,059	950
	ZTE Corp. Class H	424,814	944
	China State Construction International Holdings Ltd.	875,750	938
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	290,109	936
	Chongqing Zhifei Biological Products Co. Ltd. Class A	109,050	935
11

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shaanxi Coal Industry Co. Ltd. Class A	377,300	930
	New China Life Insurance Co. Ltd. Class H	422,234	926
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	55,395	924
	TravelSky Technology Ltd. Class H	579,000	915
	GF Securities Co. Ltd. Class H	700,000	911
	Kingboard Holdings Ltd.	371,340	904
[3]	3SBio Inc.	1,011,000	899
	Yuexiu Property Co. Ltd.	855,972	890
	NARI Technology Co. Ltd. Class A	284,371	878
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	875
	Chinasoft International Ltd.	1,204,000	874
	China Coal Energy Co. Ltd. Class H	1,109,000	871
	Bank of Ningbo Co. Ltd. Class A	254,868	870
	Qifu Technology Inc. ADR	58,670	868
*,2,3	Giant Biogene Holding Co ltd	216,000	868
[3]	Hansoh Pharmaceutical Group Co. Ltd.	460,000	865
	Zhongsheng Group Holdings Ltd.	372,000	859
	Aier Eye Hospital Group Co. Ltd. Class A	343,028	858
	C&D International Investment Group Ltd.	380,000	855
	Beijing Enterprises Holdings Ltd.	256,000	853
*,3	China Literature Ltd.	251,800	848
	Autohome Inc. ADR	31,542	844
*	RLX Technology Inc. ADR	490,730	834
*	Air China Ltd. Class H	1,202,000	818
[3]	Ganfeng Lithium Co. Ltd. Class H	226,280	813
	China Oilfield Services Ltd. Class H	674,000	797
*,2,3	Ping An Healthcare and Technology Co. Ltd.	337,627	789
*	Daqo New Energy Corp. ADR	30,773	783
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	337,639	779
	Beijing Kingsoft Office Software Inc. Class A	19,754	777
	Minth Group Ltd.	346,000	772
*	Microport Scientific Corp.	484,652	764
		Shares	Market Value• ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	22,198	760
	SAIC Motor Corp. Ltd. Class A	382,099	759
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	714,000	757
	China Everbright Bank Co. Ltd. Class H	2,639,000	753
	China Taiping Insurance Holdings Co. Ltd.	808,659	747
	Bosideng International Holdings Ltd.	1,850,000	730
	Sany Heavy Equipment International Holdings Co. Ltd.	554,000	728
	China Three Gorges Renewables Group Co. Ltd. Class A	1,103,600	724
	China Railway Group Ltd. Class A	870,300	720
	NAURA Technology Group Co. Ltd. Class A	20,500	719
	Zhaojin Mining Industry Co. Ltd. Class H	579,500	718
	Shanghai Baosight Software Co. Ltd. Class B	343,940	707
[3]	Shandong Gold Mining Co. Ltd. Class H	376,050	705
	China CSSC Holdings Ltd. Class A	198,900	704
	China Everbright Bank Co. Ltd. Class A	1,726,000	701
	JOYY Inc. ADR	17,845	695
[3]	Smoore International Holdings Ltd.	896,000	691
	Baoshan Iron & Steel Co. Ltd. Class A	804,600	688
	Shenzhen Inovance Technology Co. Ltd. Class A	83,100	687
	Tongwei Co. Ltd. Class A	183,900	687
*	Gds Holdings Ltd. Class A	536,711	684
	Fosun International Ltd.	1,142,464	684
	Chongqing Changan Automobile Co. Ltd. Class A	326,286	675
*	JinkoSolar Holding Co. Ltd. ADR	20,601	671
	Haitian International Holdings Ltd.	281,000	670
	Daqin Railway Co. Ltd. Class A	677,500	668
	China Merchants Securities Co. Ltd. Class A	343,700	664
	Sinotruk Hong Kong Ltd.	352,000	663
	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	661
		Shares	Market Value• ($000)
*,3	Keymed Biosciences Inc.	89,000	661
	Sungrow Power Supply Co. Ltd. Class A	57,300	660
	Advanced Micro-Fabrication Equipment Inc. Class A	28,065	657
	China Conch Venture Holdings Ltd.	780,998	647
	Anhui Conch Cement Co. Ltd. Class A	195,200	646
	China Vanke Co. Ltd. Class A	416,700	645
	China United Network Communications Ltd. Class A	1,044,400	636
	Sany Heavy Industry Co. Ltd. Class A	321,146	635
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,284,000	633
	China Overseas Property Holdings Ltd.	722,493	627
[3]	China Tourism Group Duty Free Corp. Ltd. Class H	55,500	627
	Poly Developments and Holdings Group Co. Ltd. Class A	416,099	626
	China National Nuclear Power Co. Ltd. Class A	616,500	625
*	Hollysys Automation Technologies Ltd.	30,346	622
*	China Southern Airlines Co. Ltd. Class H	1,312,000	621
	CRRC Corp. Ltd. Class A	842,200	615
*,2	Chindra Group Holdings Ltd. ADR	69,109	614
	Gree Electric Appliances Inc. of Zhuhai Class A	132,200	613
	ZTE Corp. Class A	170,998	611
*,2	Country Garden Holdings Co. Ltd.	6,816,230	610
[3]	China Merchants Securities Co. Ltd. Class H	737,532	610
	Kingboard Laminates Holdings Ltd.	645,858	606
	China Everbright Environment Group Ltd.	1,728,777	590
*,2	HengTen Networks Group Ltd.	2,553,200	588
	Eve Energy Co. Ltd. Class A	91,605	581
	China Oilfield Services Ltd. Class A	267,625	571
[3]	CSC Financial Co. Ltd. Class H	633,000	570
*	Canadian Solar Inc.	28,375	567
	Shenzhen Transsion Holdings Co. Ltd. Class A	30,181	555
	Cosco Shipping Ports Ltd.	908,000	548
12

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Hua Hong Semiconductor Ltd.	222,084	547
[3]	Jiumaojiu International Holdings Ltd.	500,000	544
[3]	China Resources Pharmaceutical Group Ltd.	872,500	542
	Xtep International Holdings Ltd.	595,000	541
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	358,100	540
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	369,700	538
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	525
	Hello Group Inc. ADR	73,822	523
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	521
	Yihai International Holding Ltd.	285,000	519
	Huaxia Bank Co. Ltd. Class A	676,100	518
	AviChina Industry & Technology Co. Ltd. Class H	1,138,000	516
	Grand Pharmaceutical Group Ltd.	957,080	514
	China Communications Services Corp. Ltd. Class H	1,252,000	512
	Focus Media Information Technology Co. Ltd. Class A	530,900	502
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	501
	Power Construction Corp. of China Ltd. Class A	693,900	499
	Anhui Gujing Distillery Co. Ltd. Class A	13,000	495
[2,3]	Meitu Inc.	1,232,000	494
	WuXi AppTec Co. Ltd. Class A	41,584	492
	Iflytek Co. Ltd. Class A	78,900	492
*,2,3	Alphamab Oncology	334,000	491
*,2,3	New Horizon Health Ltd.	201,000	489
*,2	Alibaba Pictures Group Ltd.	7,640,000	488
*,3	Luye Pharma Group Ltd.	1,002,500	486
	China CITIC Bank Corp. Ltd. Class A	660,900	486
	Gushengtang Holdings Ltd.	80,500	482
	Zhejiang Expressway Co. Ltd. Class H	638,000	480
	Tsingtao Brewery Co. Ltd. Class A	41,900	479
		Shares	Market Value• ($000)
*,2,3	Jinxin Fertility Group Ltd.	949,500	478
	Fu Shou Yuan International Group Ltd.	710,000	477
	Weibo Corp. ADR	40,070	474
	Greentown China Holdings Ltd.	488,879	474
	CSC Financial Co. Ltd. Class A	143,300	474
	Uni-President China Holdings Ltd.	686,800	467
*	Shanghai International Airport Co. Ltd. Class A	91,440	465
	Far East Horizon Ltd.	661,000	465
	Lens Technology Co. Ltd. Class A	260,400	465
	Guotai Junan Securities Co. Ltd. Class A	229,800	464
	BOE Technology Group Co. Ltd. Class A	850,900	456
	Bank of Beijing Co. Ltd. Class A	731,300	456
	Ganfeng Lithium Co. Ltd. Class A	75,080	455
	Fufeng Group Ltd.	875,000	454
	China Education Group Holdings Ltd.	545,000	453
	Changchun High & New Technology Industry Group Inc. Class A	21,246	452
	China Construction Bank Corp. Class A	525,300	450
	China Cinda Asset Management Co. Ltd. Class H	4,614,000	449
*,3	Weimob Inc.	1,116,000	449
	Huadong Medicine Co. Ltd. Class A	76,030	447
	Tianqi Lithium Corp. Class A (XSEC)	58,648	441
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	440
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	437
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,464,000	436
	AECC Aviation Power Co. Ltd. Class A	89,200	431
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	28,485	430
[3]	Orient Securities Co. Ltd. Class H	920,800	429
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,700	428
	Shandong Gold Mining Co. Ltd. Class A	131,877	428
	Bank of Nanjing Co. Ltd. Class A	398,300	427
*,2	Flat Glass Group Co. Ltd. Class H	238,000	427
		Shares	Market Value• ($000)
*	Qinghai Salt Lake Industry Co. Ltd. Class A	184,398	427
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	425
[2]	Huadian Power International Corp. Ltd. Class H	1,050,000	422
	Shenzhen International Holdings Ltd.	641,000	422
	Bank of Shanghai Co. Ltd. Class A	503,837	418
	Shanghai Huayi Group Co. Ltd. Class A	448,600	418
	Montage Technology Co. Ltd. Class A	55,380	417
[2]	Dongyue Group Ltd.	522,000	416
[2]	Tianqi Lithium Corp. Class H	77,000	416
[2]	China Jinmao Holdings Group Ltd.	3,358,000	412
	Beijing Enterprises Water Group Ltd.	1,949,015	411
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	410
	Bank of Hangzhou Co. Ltd. Class A	280,300	410
*	Nine Dragons Paper Holdings Ltd.	716,000	408
	SSY Group Ltd.	738,336	405
	Sinotrans Ltd. Class H	1,224,000	402
*	China Eastern Airlines Corp. Ltd. Class A	669,200	399
[2]	Vinda International Holdings Ltd.	160,599	397
	GoerTek Inc. Class A	160,800	397
*,2	Fenbi Ltd.	650,500	396
	China Water Affairs Group Ltd.	622,000	394
	Huatai Securities Co. Ltd. Class A	176,900	388
	Hisense Home Appliances Group Co. Ltd. Class H	141,000	388
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	386
	Hisense Home Appliances Group Co. Ltd. Class A	118,200	385
*,2,3	Remegen Co. Ltd. Class H	67,000	382
[3]	BAIC Motor Corp. Ltd. Class H	1,296,900	378
	BOE Technology Group Co. Ltd. Class B	1,145,300	378
	Guangdong Haid Group Co. Ltd. Class A	61,077	376
*	EHang Holdings Ltd. ADR	27,025	375
	Hithink RoyalFlush Information Network Co. Ltd. Class A	19,453	374
	Yunnan Baiyao Group Co. Ltd. Class A	53,700	373
13

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	372
*	TCL Technology Group Corp. Class A	691,020	372
[3]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	370
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	540,397	369
	Dongfang Electric Corp. Ltd. Class H	381,200	366
	Jiangsu King's Luck Brewery JSC Ltd. Class A	45,727	366
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	64,700	364
	Henan Shuanghui Investment & Development Co. Ltd. Class A	101,678	364
*,2	Beijing Capital International Airport Co. Ltd. Class H	980,000	361
	JA Solar Technology Co. Ltd. Class A	117,899	361
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	692,380	360
	Shanghai International Port Group Co. Ltd. Class A	523,300	358
*	Shanghai Electric Group Co. Ltd. Class H	1,690,000	356
*	OFILM Group Co. Ltd. Class A	254,400	355
	Zhejiang NHU Co. Ltd. Class A	159,476	353
	Jiangsu Expressway Co. Ltd. Class A	261,600	352
	Shenwan Hongyuan Group Co. Ltd. Class A	584,200	351
	CMOC Group Ltd. Class A	463,200	351
*,3	China Huarong Asset Management Co. Ltd. Class H	7,787,000	349
*	Air China Ltd. Class A	314,400	345
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	344
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	343
	Poly Property Services Co. Ltd. Class H	87,100	342
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	1,845,600	342
	Central China Securities Co. Ltd. Class H	2,316,988	341
*	Zhejiang Century Huatong Group Co. Ltd. Class A	424,500	340
		Shares	Market Value• ($000)
	XCMG Construction Machinery Co. Ltd. Class A	431,000	338
	Metallurgical Corp. of China Ltd. Class A	742,600	336
	China Nonferrous Mining Corp. Ltd.	553,000	335
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	332
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	331
*,2,3	Ascentage Pharma Group International	102,000	331
*	Huaneng Power International Inc. Class A	315,900	329
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	328
	Maxscend Microelectronics Co. Ltd. Class A	15,872	327
*	360 Security Technology Inc. Class A	264,998	326
*	Lifetech Scientific Corp.	1,059,998	326
	GD Power Development Co. Ltd. Class A	654,899	326
[2]	Tianneng Power International Ltd.	360,000	325
	TBEA Co. Ltd. Class A	169,650	325
	GigaDevice Semiconductor Inc	22,151	324
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	324
*,2,3	InnoCare Pharma Ltd.	411,000	324
	Haitong Securities Co. Ltd. Class A	242,200	323
	Metallurgical Corp. of China Ltd. Class H	1,618,000	321
	Huizhou Desay Sv Automotive Co. Ltd. Class A	18,700	321
*	Wingtech Technology Co. Ltd. Class A	47,000	320
	Beijing Tongrentang Co. Ltd. Class A	45,561	320
	Beijing New Building Materials plc Class A	95,500	319
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	318
	Ningbo Tuopu Group Co. Ltd. Class A	36,000	318
*	Seres Group Co. Ltd. Class A	28,400	317
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	316
	FinVolution Group ADR	66,835	316
	Lufax Holding Ltd. ADR	330,075	315
		Shares	Market Value• ($000)
	New China Life Insurance Co. Ltd. Class A	68,800	314
*	Shanghai Junshi Biosciences Co. Ltd. Class A	50,137	314
	Zhongji Innolight Co. Ltd. Class A	26,000	313
	China National Chemical Engineering Co. Ltd. Class A	326,900	313
	Zhejiang Dahua Technology Co. Ltd. Class A	111,300	311
	Trina Solar Co. Ltd. Class A	76,264	311
	Anhui Expressway Co. Ltd. Class H	322,000	310
	Shoucheng Holdings Ltd.	1,871,600	307
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	307
*	New Hope Liuhe Co. Ltd. Class A	220,700	306
*,2	Kingsoft Cloud Holdings Ltd.	956,010	305
	Sichuan Chuantou Energy Co. Ltd. Class A	150,600	303
	NetDragon Websoft Holdings Ltd.	170,000	302
[2]	China Resources Cement Holdings Ltd.	1,170,000	301
	Anjoy Foods Group Co. Ltd. Class A	17,000	300
	Jiangsu Expressway Co. Ltd. Class H	328,000	298
	Postal Savings Bank of China Co. Ltd. Class A	475,200	297
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	61,900	296
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	310,505	294
*	COFCO Meat Holdings Ltd.	1,261,000	293
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	293
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	290
	Aluminum Corp. of China Ltd. Class A	342,600	290
	Huaxin Cement Co. Ltd. Class H	302,600	289
	Guoyuan Securities Co. Ltd. Class A	304,220	288
	China Suntien Green Energy Corp. Ltd. Class H	824,000	287
	Shougang Fushan Resources Group Ltd.	867,524	285
	Bank of Jiangsu Co. Ltd. Class A	301,800	285
14

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	284
*	Zhihu Inc. ADR	285,004	282
[2,3]	Pharmaron Beijing Co. Ltd. Class H	116,623	278
	CSG Holding Co. Ltd. Class B	936,406	278
	Yealink Network Technology Corp. Ltd. Class A	60,942	278
	Huayu Automotive Systems Co. Ltd. Class A	115,600	277
	JCET Group Co. Ltd. Class A	65,500	276
	Hundsun Technologies Inc. Class A	64,551	275
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	273
	Industrial Securities Co. Ltd. Class A	318,650	272
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	174,500	272
	AVIC Industry-Finance Holdings Co. Ltd. Class A	598,200	272
	Yanzhou Coal Mining Co. Ltd. Class A	101,550	271
*,2	Golden Solar New Energy Technology Holdings Ltd.	338,000	271
	Hualan Biological Engineering Inc. Class A	84,275	270
	Weichai Power Co. Ltd. Class A	142,300	270
	Great Wall Motor Co. Ltd. Class A	67,131	270
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	69,500	270
*,3	Bairong Inc.	215,000	270
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	288,132	270
*	Juneyao Airlines Co. Ltd. Class A	135,100	269
[3]	Asiainfo Technologies Ltd.	258,800	268
	GF Securities Co. Ltd. Class A	132,000	268
*,2	Xinte Energy Co. Ltd. Class H	175,600	267
	China Energy Engineering Corp. Ltd. Class H	2,456,000	267
	China Resources Microelectronics Ltd. Class A	36,484	265
*	Beijing Shougang Co. Ltd. Class A	498,800	264
	Ningxia Baofeng Energy Group Co. Ltd. Class A	134,100	264
	Shenzhen Expressway Corp. Ltd.	318,000	262
		Shares	Market Value• ($000)
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	262
*	China Conch Environment Protection Holdings Ltd.	1,064,498	262
	Yonyou Network Technology Co. Ltd. Class A	116,525	261
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	261
	Fuyao Glass Industry Group Co. Ltd. Class A	51,300	261
	Towngas Smart Energy Co. Ltd.	628,000	260
	Pharmaron Beijing Co. Ltd. Class A	57,019	259
	Youngor Group Co. Ltd. Class A	279,400	258
	Anhui Yingjia Distillery Co. Ltd. Class A	24,600	258
	Guangdong Goworld Co. Ltd. Class A	202,400	257
	CIMC Enric Holdings Ltd.	302,000	256
[3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	212,000	256
	Wens Foodstuffs Group Co. Ltd. Class A	99,060	254
	Concord New Energy Group Ltd.	3,100,000	254
*	Hengli Petrochemical Co. Ltd. Class A	126,900	254
	Sun Art Retail Group Ltd.	1,199,500	253
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	253
	China Overseas Grand Oceans Group Ltd.	739,500	252
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	252
	Skyworth Group Ltd.	695,340	251
*	China Southern Airlines Co. Ltd. Class A	297,800	251
	Livzon Pharmaceutical Group Inc. Class A	52,281	250
[3]	Everbright Securities Co. Ltd. Class H	368,800	250
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	127,100	250
	Chongqing Brewery Co. Ltd. Class A	23,300	250
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	250
	Datang International Power Generation Co. Ltd. Class H	1,648,000	249
		Shares	Market Value• ($000)
*	Spring Airlines Co. Ltd. Class A	33,300	249
	Jiangsu Eastern Shenghong Co. Ltd. Class A	170,600	248
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	247
*,2,3	CARsgen Therapeutics Holdings Ltd.	186,000	247
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	118,500	247
	Yuexiu Transport Infrastructure Ltd.	476,000	246
	China Coal Energy Co. Ltd. Class A	208,800	246
*	Hopson Development Holdings Ltd.	419,742	246
	Yunnan Energy New Material Co. Ltd. Class A	26,700	245
[3]	Legend Holdings Corp. Class H	275,100	245
	China Reinsurance Group Corp. Class H	4,331,000	244
	China Lesso Group Holdings Ltd.	453,000	243
[2]	Tian Lun Gas Holdings Ltd.	500,500	243
	Zhejiang Supcon Technology Co. Ltd. Class A	40,692	243
	Angang Steel Co. Ltd. Class H	1,100,800	242
	China Merchants Energy Shipping Co. Ltd. Class A	275,200	242
	China BlueChemical Ltd. Class H	1,028,000	241
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	149,500	241
	Xinyi Energy Holdings Ltd.	1,372,200	240
	Shui On Land Ltd.	2,712,000	239
	ENN Natural Gas Co. Ltd. Class A	101,270	239
	China Risun Group Ltd.	584,000	239
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	224,400	238
	Yunnan Aluminium Co. Ltd. Class A	125,400	238
*,2	Zhongyu Gas Holdings Ltd.	338,000	238
	Shanghai Industrial Holdings Ltd.	194,000	237
	Shenzhen Investment Ltd.	1,603,953	236
	Shanghai Maling Aquarius Co. Ltd. Class A	246,300	235
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	278,000	234
15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	234
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	233
	SDIC Power Holdings Co. Ltd. Class A	139,495	233
*,2,3	Arrail Group Ltd.	234,000	233
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	60,860	232
*	Tuya Inc. ADR	135,745	232
	Huaneng Lancang River Hydropower Inc. Class A	219,800	231
*,3	China Bohai Bank Co. Ltd. Class H	1,569,000	231
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	230
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	230
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	229
	People's Insurance Co. Group of China Ltd. Class A	312,500	228
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	50,778	227
	China Datang Corp Renewable Power Co. Ltd. Class H	1,003,000	227
	Hangcha Group Co. Ltd. Class A	75,200	226
*,2	Seazen Group Ltd.	1,385,754	225
	Imeik Technology Development Co. Ltd. Class A	5,000	225
	Inspur Electronic Information Industry Co. Ltd. Class A	55,512	223
	LB Group Co. Ltd. Class A	87,600	223
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	223
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	60,310	221
*	Gaotu Techedu Inc. ADR	98,181	220
	China South City Holdings Ltd.	4,116,000	218
	Shanghai Environment Group Co. Ltd. Class A	168,200	218
*	Guangshen Railway Co. Ltd. Class A	614,800	217
*,3	Zhejiang Leapmotor Technologies Ltd.	62,500	217
	Xiamen C & D Inc. Class A	161,800	216
	Lingyi iTech Guangdong Co. Class A	259,100	215
		Shares	Market Value• ($000)
	Leyard Optoelectronic Co. Ltd. Class A	256,000	215
	Zangge Mining Co. Ltd. Class A	70,099	215
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	93,625	213
	Beijing SL Pharmaceutical Co. Ltd. Class A	132,100	212
*,2,3	A-Living Smart City Services Co. Ltd.	448,750	212
*	Satellite Chemical Co. Ltd. Class A	94,887	211
	People.cn Co. Ltd. Class A	47,600	211
	Noah Holdings Ltd. ADR	18,372	210
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	159,800	210
*	Sinopec Oilfield Service Corp. Class A	787,700	209
	China Oriental Group Co. Ltd.	1,352,000	208
	Hubei Energy Group Co. Ltd. Class A	354,400	208
	Shanghai Huace Navigation Technology Ltd. Class A	50,820	208
	Sinopec Kantons Holdings Ltd.	526,000	207
	Hunan Valin Steel Co. Ltd. Class A	257,000	205
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	205
	Lao Feng Xiang Co. Ltd. Class B	60,294	204
	China Modern Dairy Holdings Ltd.	1,979,500	203
	Yintai Gold Co. Ltd. Class A	109,560	203
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	202
	Qilu Bank Co. Ltd. Class A	366,100	202
	Jiangxi Jovo Energy Co. Ltd. Class A	59,800	201
*	Sohu.com Ltd. ADR	24,282	200
*,2,3	Haichang Ocean Park Holdings Ltd.	1,564,000	200
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	199
	China Jushi Co. Ltd. Class A	125,730	199
	Leader Harmonious Drive Systems Co. Ltd. Class A	11,640	199
	Caitong Securities Co. Ltd. Class A	182,468	198
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	198
[3]	Angelalign Technology Inc.	28,753	198
	Huagong Tech Co. Ltd. Class A	51,100	197
		Shares	Market Value• ($000)
	Walvax Biotechnology Co. Ltd. Class A	62,000	197
	Poly Property Group Co. Ltd.	952,000	196
	China Everbright Ltd.	330,000	196
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	196
	Guanghui Energy Co. Ltd. Class A	190,900	196
	YTO Express Group Co. Ltd. Class A	105,100	195
	Glarun Technology Co. Ltd. Class A	99,600	195
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	194
	Sanan Optoelectronics Co. Ltd. Class A	95,300	194
*	Talkweb Information System Co. Ltd. Class A	83,600	194
	CECEP Solar Energy Co. Ltd. Class A	245,590	193
*	Shenzhen Deren Electronic Co. Ltd. Class A	150,100	193
	Jade Bird Fire Co. Ltd. Class A	87,490	193
	Anhui Anke Biotechnology Group Co. Ltd. Class A	133,500	192
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	192
*	Dada Nexus Ltd. ADR	49,657	191
	Sonoscape Medical Corp. Class A	29,000	191
	Sieyuan Electric Co. Ltd. Class A	28,400	191
	WUS Printed Circuit Kunshan Co. Ltd. Class A	70,880	190
*,3	CStone Pharmaceuticals	702,000	189
	ZheJiang Dali Technology Co. Ltd. Class A	114,920	189
	Everbright Securities Co. Ltd. Class A	84,000	189
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	189
	Consun Pharmaceutical Group Ltd.	320,000	188
	Mango Excellent Media Co. Ltd. Class A	54,526	188
*	Kunlun Tech Co. Ltd. Class A	43,700	188
*,2,3	CanSino Biologics Inc. Class H	59,600	188
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	187
	Beijing Tiantan Biological Products Corp. Ltd. Class A	47,400	187
16

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Qi An Xin Technology Group Inc. Class A	29,697	187
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	186
	KPC Pharmaceuticals Inc. Class A	63,800	186
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	170,100	186
*,2	Canaan Inc. ADR	96,887	186
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	75,000	186
[2]	Goldwind Science & Technology Co. Ltd.	387,365	185
	Lao Feng Xiang Co. Ltd. Class A	21,700	185
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	80,100	185
	Haier Smart Home Co. Ltd. Class A	60,400	184
	CNGR Advanced Material Co. Ltd. Class A	24,700	184
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	183
*,3	Maoyan Entertainment	152,400	183
	SG Micro Corp. Class A (XSHE)	14,917	183
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	55,900	183
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	182
	Shanghai Electric Power Co. Ltd. Class A	152,500	182
	Sunresin New Materials Co. Ltd. Class A	24,525	182
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,846	182
	Digital China Holdings Ltd.	659,499	181
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	181
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	67,500	181
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	181
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	180
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	71,600	180
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	62,500	180
		Shares	Market Value• ($000)
	Tangshan Jidong Cement Co. Ltd. Class A	182,800	179
	Guosen Securities Co. Ltd. Class A	136,055	179
	Tiangong International Co. Ltd.	604,000	178
*	Vnet Group Inc. ADR	55,178	177
	Hesteel Co. Ltd. Class A	577,400	177
[3]	Genertec Universal Medical Group Co. Ltd.	349,000	177
	China Galaxy Securities Co. Ltd. Class A	106,700	177
	PAX Global Technology Ltd.	255,000	176
*	Gotion High-tech Co. Ltd. Class A	56,400	176
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	176
	China Resources Medical Holdings Co. Ltd.	298,090	176
*	Qingdao Sentury Tire Co. Ltd. Class A	42,200	176
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	175
*	Visionox Technology Inc. Class A	115,498	175
[2,3]	Simcere Pharmaceutical Group Ltd.	198,000	173
	Shenzhen Envicool Technology Co. Ltd. Class A	49,300	173
	China International Marine Containers Group Co. Ltd. Class H	325,500	172
[2]	China Meidong Auto Holdings Ltd.	318,000	171
	Orient Securities Co. Ltd. Class A	144,208	171
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	171
*	China Eastern Airlines Corp. Ltd. Class H	496,000	170
	China Yongda Automobiles Services Holdings Ltd.	442,000	170
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	170
*	Sai Micro Electronics Inc. Class A	51,600	170
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	170
	Shanghai Baosight Software Co. Ltd. Class A	29,172	170
	Hangzhou Shunwang Technology Co. Ltd. Class A	83,400	169
		Shares	Market Value• ($000)
[3]	China New Higher Education Group Ltd.	672,000	168
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	41,100	168
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	167
	Piesat Information Technology Co. Ltd. Class A	28,037	167
*	Unisplendour Corp. Ltd. Class A	61,740	166
	Tongling Nonferrous Metals Group Co. Ltd. Class A	390,200	166
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,550	165
	Founder Securities Co. Ltd. Class A	158,898	165
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	165
	China National Software & Service Co. Ltd. Class A	35,100	165
	Ningbo Yunsheng Co. Ltd. Class A	173,300	165
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	164
	SDIC Capital Co. Ltd. Class A	174,100	163
	CPMC Holdings Ltd.	213,000	163
	Accelink Technologies Co. Ltd. Class A	44,200	163
	Shenghe Resources Holding Co. Ltd. Class A	111,500	163
	TongFu Microelectronics Co. Ltd. Class A	57,700	162
	Porton Pharma Solutions Ltd. Class A	39,997	162
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	161
	Winning Health Technology Group Co. Ltd. Class A	158,600	161
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	161
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	161
*	Taiyuan Heavy Industry Co. Ltd. Class A	504,400	161
	Shenzhen Agricultural Products Group Co. Ltd. Class A	178,700	160
	Western Securities Co. Ltd. Class A	176,322	160
	AIMA Technology Group Co. Ltd. Class A	41,697	160
17

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sanchuan Wisdom Technology Co. Ltd. Class A	219,200	160
	Greentown Service Group Co. Ltd.	408,000	159
	Zhejiang Juhua Co. Ltd. Class A	76,900	159
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	159
	Jinko Solar Co. Ltd. Class A	122,429	159
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	158
	Empyrean Technology Co. Ltd. Class A	11,200	158
	BOE Varitronix Ltd.	184,527	157
	Goldenmax International Group Ltd. Class A	118,600	157
	Huadian Power International Corp. Ltd. Class A	234,000	157
	Sino Biological Inc. Class A	13,097	157
	Shanghai Huafon Aluminium Corp. Class A	70,200	157
	Hainan Drinda New Energy Technology Co. Ltd. Class A	13,141	157
	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	157
*	BeiGene Ltd. Class A	7,712	157
	Lee & Man Paper Manufacturing Ltd.	549,000	156
[3]	AK Medical Holdings Ltd.	160,000	156
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	156
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	436,700	156
	Daheng New Epoch Technology Inc. Class A	110,700	156
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	155
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	155
	SooChow Securities Co. Ltd. Class A	140,608	154
	Bank of Chongqing Co. Ltd. Class H	295,500	153
	Jilin Sino-Microelectronics Co. Ltd. Class A	159,800	152
	Risen Energy Co. Ltd. Class A	62,100	151
	Ninestar Corp. Class A	45,100	151
	Health & Happiness H&H International Holdings Ltd.	133,236	151
	Suzhou TFC Optical Communication Co. Ltd. Class A	15,400	151
		Shares	Market Value• ($000)
	Liaoning Port Co. Ltd. Class A	729,600	151
	Central China Securities Co. Ltd. Class A	282,700	151
	Sino GeoPhysical Co. Ltd. Class A	62,700	150
	Ming Yang Smart Energy Group Ltd. Class A	78,400	150
*,3	Peijia Medical Ltd.	158,000	150
	Jiangsu Pacific Quartz Co. Ltd.Class A	11,900	150
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	149
*,2,3	Microport Cardioflow Medtech Corp.	633,000	149
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	11,198	149
	China Greatwall Technology Group Co. Ltd. Class A	98,400	148
	Wangsu Science & Technology Co. Ltd. Class A	154,300	148
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	148
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	148
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	148
	Wuhan Guide Infrared Co. Ltd. Class A	135,895	147
	Befar Group Co. Ltd. Class A	238,500	147
	Gemdale Corp. Class A	206,200	146
	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	146
	China Minmetals Rare Earth Co. Ltd. Class A	35,700	146
[3]	Red Star Macalline Group Corp. Ltd. Class H	463,655	146
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	31,320	146
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	145
	Henan Shenhuo Coal & Power Co. Ltd. Class A	64,600	145
*	XD Inc.	95,600	145
	Meihua Holdings Group Co. Ltd. Class A	111,623	145
	Xingda International Holdings Ltd.	851,881	144
	Maanshan Iron & Steel Co. Ltd. Class A	382,200	144
	Shanghai Runda Medical Technology Co. Ltd. Class A	53,400	144
		Shares	Market Value• ($000)
*	Tibet Mineral Development Co. Class A	41,400	144
	Advanced Technology & Materials Co. Ltd. Class A	110,200	143
	Zhongjin Gold Corp. Ltd. Class A	96,500	143
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	143
	Zhejiang Tiantie Industry Co. Ltd. Class A	188,064	143
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	143
	Jiangsu Shagang Co. Ltd. Class A	257,800	142
	GRG Banking Equipment Co. Ltd. Class A	88,897	142
*	Wuhan P&S Information Technology Co. Ltd. Class A	185,900	142
	CGN Power Co. Ltd. Class A	349,900	142
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	142
	Shanxi Coking Co. Ltd. Class A	205,090	142
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	142
*	Shanghai Electric Group Co. Ltd. Class A	232,100	141
	Shenzhen Expressway Corp. Ltd. Class A	106,900	141
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	141
	Xiangcai Co. Ltd. Class A	126,300	141
	Xinjiang Daqo New Energy Co. Ltd. Class A	28,943	141
	Gansu Energy Chemical Co. Ltd. Class A	321,500	141
*	Shandong Hi-Speed New Energy Group Ltd.	432,800	141
*	Shenzhen Goodix Technology Co. Ltd. Class A	13,800	140
	An Hui Wenergy Co. Ltd. Class A	162,200	140
	Sinomine Resource Group Co. Ltd. Class A	27,440	140
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	140
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	139
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	138
18

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kuang-Chi Technologies Co. Ltd. Class A	72,100	138
*	Chengtun Mining Group Co. Ltd. Class A	221,700	138
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	15,600	138
	Yuexiu REIT	955,817	137
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	137
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	137
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	458,236	137
*	Wanda Film Holding Co. Ltd. Class A	80,000	137
	China Wafer Level Csp Co. Class A	42,300	137
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	137
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	94,500	137
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	136
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	136
	Hengtong Optic-electric Co. Ltd. Class A	75,300	136
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	136
	Chengdu Kanghua Biological Products Co. Ltd. Class A	14,100	136
	iRay Technology Co. Ltd. Class A	4,442	136
	Xiamen Amoytop Biotech Co. Ltd. Class A	22,615	136
*	Hainan Airlines Holding Co. Ltd. Class A	681,205	136
	Lonking Holdings Ltd.	877,000	135
	Maccura Biotechnology Co. Ltd. Class A	62,700	135
	Wushang Group Co. Ltd. Class A	114,800	135
	Shengyi Technology Co. Ltd. Class A	56,300	135
	Ginlong Technologies Co. Ltd. Class A	14,755	135
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	135
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	135
		Shares	Market Value• ($000)
	Hainan Haide Capital Management Co. Ltd. Class A	82,100	135
*	Shandong Humon Smelting Co. Ltd. Class A	84,200	134
	Jizhong Energy Resources Co. Ltd. Class A	152,500	134
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	134
*	Aotecar New Energy Technology Co. Ltd. Class A	368,200	134
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	134
*	DingDong Cayman Ltd. ADR	66,118	134
	CGN New Energy Holdings Co. Ltd.	510,000	133
	China Shineway Pharmaceutical Group Ltd.	150,000	133
	Ingenic Semiconductor Co. Ltd. Class A	13,200	133
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	133
	Chervon Holdings Ltd.	54,400	133
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	132
	Ningbo Shanshan Co. Ltd. Class A	68,800	132
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	132
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	97,000	132
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	131
	BBMG Corp. Class H	1,331,000	131
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	196,300	131
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	131
	Western Mining Co. Ltd. Class A	76,100	131
	Jenkem Technology Co. Ltd. Class A	7,713	131
*,2,3	Qingdao Ainnovation Technology Group Co. Ltd. Class H	138,300	131
*,2	Cosmopolitan International Holdings Ltd.	294,000	131
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	130
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	130
		Shares	Market Value• ($000)
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	106,800	130
	Asymchem Laboratories Tianjin Co. Ltd. Class A	6,300	130
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	130
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	130
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	130
*	Beken Corp. Class A	32,300	130
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	130
*	Yanlord Land Group Ltd.	312,100	129
*	Shandong Chenming Paper Holdings Ltd. Class A	211,100	129
*	Yeahka Ltd.	70,800	129
	Datang International Power Generation Co. Ltd. Class A	361,800	128
	COSCO SHIPPING Holdings Co. Ltd. Class A	96,000	128
	Anhui Expressway Co. Ltd. Class A	92,100	128
[3]	Blue Moon Group Holdings Ltd.	466,000	128
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	128
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	127
	Unilumin Group Co. Ltd. Class A	144,822	127
*,2	Tongdao Liepin Group	173,000	127
	CECEP Wind-Power Corp. Class A	293,280	127
[2,3]	Joinn Laboratories China Co. Ltd. Class H	67,643	126
	CNPC Capital Co. Ltd. Class A	155,800	126
*	Hainan Airport Infrastructure Co. Ltd. Class A	241,272	126
	Amoy Diagnostics Co. Ltd. Class A	42,200	125
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	67,100	125
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	3,830	125
	Nanjing Vazyme Biotech Co. Ltd. Class A	27,439	125
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	124
19

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Goldwind Science & Technology Co. Ltd. Class A	102,900	124
	Isoftstone Information Technology Group Co. Ltd. Class A	25,300	124
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	276,600	124
*	HUYA Inc. ADR	39,330	123
	GEM Co. Ltd. Class A	153,900	123
	3peak Inc. Class A	5,587	123
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	122
*	NavInfo Co. Ltd. Class A	89,500	122
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	122
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	122
	Appotronics Corp. Ltd. Class A	31,455	122
	Xiamen Faratronic Co. Ltd. Class A	8,900	121
	West China Cement Ltd.	1,334,000	121
*	Guolian Securities Co. Ltd. Class A	82,200	121
	Sailun Group Co. Ltd. Class A	79,000	121
	Hexing Electrical Co. Ltd. Class A	39,100	121
	Venustech Group Inc. Class A	33,500	120
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	120
	Joinn Laboratories China Co. Ltd. Class A	32,625	120
	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	120
*	New Guomai Digital Culture Co. Ltd. Class A	86,800	120
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	65,900	119
	Hangjin Technology Co. Ltd. Class A	23,800	119
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	119
	Giant Network Group Co. Ltd. Class A	73,700	119
*	Sichuan Hongda Co. Ltd. Class A	181,800	119
	GalaxyCore Inc. Class A	47,142	119
*	Baotailong New Materials Co. Ltd. Class A	227,300	119
[2,3]	China East Education Holdings Ltd.	306,500	118
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	118
		Shares	Market Value• ($000)
	Sichuan Expressway Co. Ltd. Class A	215,200	118
	Bluestar Adisseo Co. Class A	114,500	118
	China International Capital Corp. Ltd. Class A	23,500	118
	Eastroc Beverage Group Co. Ltd. Class A	4,500	118
	Top Resource Energy Co. Ltd. Class A	92,000	118
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	118
*	Yatsen Holding Ltd. ADR	142,516	117
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	117
	Western Region Gold Co. Ltd. Class A	66,000	117
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	113,100	117
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	117
	Ningbo Deye Technology Co. Class A	12,348	117
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	117
*,3	Zhou Hei Ya International Holdings Co. Ltd.	351,000	116
[2]	Helens International Holdings Co. Ltd.	155,000	116
*	Cambricon Technologies Corp. Ltd. Class A	7,865	116
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	116
	China Foods Ltd.	332,000	115
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	65,000	115
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	115
*	Tongkun Group Co. Ltd. Class A	58,000	115
*,2	Jinke Smart Services Group Co. Ltd. Class H	115,500	115
	IKD Co. Ltd. Class A	39,200	114
	Jointown Pharmaceutical Group Co. Ltd. Class A	117,233	114
	Dongguan Development Holdings Co. Ltd. Class A	92,200	114
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	54,886	114
	First Capital Securities Co. Ltd. Class A	141,900	113
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	113
		Shares	Market Value• ($000)
	Jingjin Equipment Inc. Class A	35,880	113
*	Moody Technology Holdings Ltd.	1,937,487	113
	Zhejiang Huatong Meat Products Co. Ltd. Class A	49,400	113
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	113
	Yabao Pharmaceutical Group Co. Ltd. Class A	94,400	113
	Hangzhou First Applied Material Co. Ltd. Class A	32,081	112
*	Beijing Shiji Information Technology Co. Ltd. Class A	77,823	112
	Sinoma Science & Technology Co. Ltd. Class A	47,400	112
*	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	112
	Innuovo Technology Co. Ltd. Class A	135,300	112
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	112
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,040	112
	Shanxi Coal International Energy Group Co. Ltd. Class A	50,200	112
	DongFeng Automobile Co. Ltd. Class A	134,600	112
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	111
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	111
	Ecovacs Robotics Co. Ltd. Class A	18,800	111
	Sichuan Swellfun Co. Ltd. Class A	13,300	111
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	111
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	111
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	111
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	111
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	111
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	111
	Kingnet Network Co. Ltd. Class A	75,700	111
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	111
20

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kunshan Dongwei Technology Co. Ltd. Class A	15,539	111
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	111
*	Anyang Iron & Steel Inc. Class A	348,700	111
*,2	Agile Group Holdings Ltd.	1,147,500	110
*	Topchoice Medical Corp. Class A	8,995	110
	JiuGui Liquor Co. Ltd. Class A	10,500	110
	Ningbo Joyson Electronic Corp. Class A	42,800	110
*,2	Ming Yuan Cloud Group Holdings Ltd.	263,000	110
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	110
	Willfar Information Technology Co. Ltd. Class A	29,405	110
	Hunan Gold Corp. Ltd. Class A	68,600	109
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	109
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	109
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	109
*,1	China Dili Group	1,288,303	109
	Dajin Heavy Industry Co. Ltd. Class A	28,700	109
	Shanghai Rural Commercial Bank Co. Ltd. Class A	133,500	109
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	93,900	108
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	108
*,3	Hope Education Group Co. Ltd.	1,832,000	108
	Xiamen Tungsten Co. Ltd. Class A	46,600	108
	China World Trade Center Co. Ltd. Class A	39,900	108
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	108
	Western Superconducting Technologies Co. Ltd. Class A	17,283	108
*	National Silicon Industry Group Co. Ltd. Class A	43,438	108
	Jinlei Technology Co. Ltd. Class A	25,300	108
*	Amlogic Shanghai Co. Ltd. Class A	13,191	108
		Shares	Market Value• ($000)
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	80,900	107
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	107
	Flat Glass Group Co. Ltd. Class A	30,200	107
	Autohome Inc. Class A	16,144	107
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	107
	Shandong Lukang Pharma Class A	111,100	107
*	TCL Electronics Holdings Ltd.	304,333	106
*	Shandong Chenming Paper Holdings Ltd. Class H	360,750	106
	Shenzhen Aisidi Co. Ltd. Class A	99,300	106
	Tangrenshen Group Co. Ltd. Class A	115,400	106
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	82,800	106
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	106
*	Fujian Kuncai Material Technology Co. Ltd. Class A	14,300	106
	Piotech Inc. Class A	3,054	106
	Jihua Group Corp. Ltd. Class A	268,300	106
	Shanghai Bailian Group Co. Ltd. Class B	193,500	105
	China Baoan Group Co. Ltd. Class A	74,500	105
	Changjiang Securities Co. Ltd. Class A	135,520	105
	Xinhu Zhongbao Co. Ltd. Class A	323,300	105
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	105
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	105
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	104
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	104
*	Fangda Carbon New Material Co. Ltd. Class A	128,935	104
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	66,500	104
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	109,200	104
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	104
		Shares	Market Value• ($000)
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	65,400	104
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	104
	Hongfa Technology Co. Ltd. Class A	25,900	103
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	103
	C&D Property Management Group Co. Ltd.	235,000	103
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	103
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	282,100	103
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	103
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	103
	Hanwei Electronics Group Corp. Class A	47,300	103
*	Jiangxi Ganneng Co. Ltd. Class A	90,200	103
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	103
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	165,700	103
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	102
*	SOHO China Ltd.	983,000	102
	Renhe Pharmacy Co. Ltd. Class A	108,300	102
	Sunwoda Electronic Co. Ltd. Class A	46,100	102
	China CAMC Engineering Co. Ltd. Class A	84,700	102
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	102
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	102
	Xiamen Xiangyu Co. Ltd. Class A	116,103	102
	Fulin Precision Co. Ltd. Class A	70,650	102
	GCL Energy Technology Co. Ltd. Class A	63,900	102
	Levima Advanced Materials Corp. Class A	39,400	102
	China Lilang Ltd.	210,000	101
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	101
	Thunder Software Technology Co. Ltd. Class A	10,500	101
21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	154,425	101
	Beijing Strong Biotechnologies Inc. Class A	39,900	101
	China South Publishing & Media Group Co. Ltd. Class A	65,600	101
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	101
	StarPower Semiconductor Ltd. Class A	4,300	101
	Hangzhou Lion Electronics Co. Ltd. Class A	22,898	101
*	Blivex Technology Co. Ltd. Class A	518,200	101
	Beijing SDL Technology Co. Ltd. Class A	91,900	101
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	100
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	100
	Zhuhai Port Co. Ltd. Class A	136,800	100
	Eastern Air Logistics Co. Ltd. Class A	63,599	100
	Jinzhou Yongshan Lithium Co. Ltd. Class A	67,200	100
*	Jishi Media Co. Ltd. Class A	394,100	100
	Kangji Medical Holdings Ltd.	120,500	99
*,2	Guangzhou R&F Properties Co. Ltd. Class H	707,400	99
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	99
*	Seazen Holdings Co. Ltd. Class A	60,900	99
	Beijing Dabeinong Technology Group Co. Ltd. Class A	103,100	99
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	99
	China Kepei Education Group Ltd.	376,000	99
	Guangdong Hybribio Biotech Co. Ltd. Class A	78,700	99
*,2	CMGE Technology Group Ltd.	590,000	99
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	5,033	99
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	99
	Xinjiang Joinworld Co. Ltd. Class A	97,200	99
	Hualan Biological Bacterin Inc. Class A	24,200	99
		Shares	Market Value• ($000)
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	99
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,800	99
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	99
	Dongxing Securities Co. Ltd. Class A	89,900	98
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	98
*	Shandong Xinchao Energy Corp. Ltd. Class A	280,000	98
	Xianhe Co. Ltd. Class A	39,900	98
*,1,3	China Renaissance Holdings Ltd.	105,800	98
	Yangling Metron New Material Inc. Class A	18,000	98
	Hangzhou Iron & Steel Co. Class A	166,400	98
*	Guangdong DFP New Material Group Co. Ltd. Class A	180,000	98
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	98
	China National Accord Medicines Corp. Ltd. Class A	24,700	97
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	97
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	97
	Songcheng Performance Development Co. Ltd. Class A	64,640	97
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	97
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	97
	Bank of Changsha Co. Ltd. Class A	96,300	97
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	97
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	97
*	Greattown Holdings Ltd. Class A	220,800	97
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	97
	Angel Yeast Co. Ltd. Class A	20,300	97
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	48,300	97
	Transfar Zhilian Co. Ltd. Class A	143,400	97
		Shares	Market Value• ($000)
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	97
*	Wonders Information Co. Ltd. Class A	78,300	97
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	97
	Henan Liliang Diamond Co. Ltd. Class A	21,120	97
*	IRICO Display Devices Co. Ltd. Class A	117,500	97
	China Coal Xinji Energy Co. Ltd. Class A	148,200	97
*	Skshu Paint Co. Ltd. Class A	11,760	96
	Fujian Funeng Co. Ltd. Class A	82,244	96
	Luoniushan Co. Ltd. Class A	120,110	96
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	96
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	96
	Beijing United Information Technology Co. Ltd. Class A	18,596	96
*	Guizhou Gas Group Corp. Ltd. Class A	85,300	96
	Offshore Oil Engineering Co. Ltd. Class A	112,800	96
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	96
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	96
*,2,3	Yidu Tech Inc.	181,300	96
	Beijing Roborock Technology Co. Ltd. Class A	2,226	96
	Beyondsoft Corp. Class A	60,700	96
	China Kings Resources Group Co. Ltd. Class A	22,540	96
	Inner Mongolia Mining Co. Ltd. Class A	64,396	96
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	96
	NYOCOR Co. Ltd. Class A	103,900	96
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	96
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	96
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	95
*	Tianma Microelectronics Co. Ltd. Class A	71,200	95
22

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,200	95
	Dongfang Electric Corp. Ltd. Class A	46,700	95
	Digital China Group Co. Ltd. Class A	22,200	95
	Qingdao Gaoce Technology Co. Ltd. Class A	14,637	95
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	95
	Shandong Iron and Steel Co. Ltd. Class A	483,900	95
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	95
	China Animal Husbandry Industry Co. Ltd. Class A	62,500	95
	Xiamen ITG Group Corp. Ltd. Class A	100,000	94
*	Pacific Securities Co Ltd./The/China Class A	183,100	94
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	94
*	Beijing Compass Technology Development Co. Ltd. Class A	11,700	94
	Guangdong Aofei Data Technology Co. Ltd. Class A	77,600	94
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	94
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	94
	Shenzhen SED Industry Co. Ltd. Class A	36,000	94
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	94
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	94
	JCHX Mining Management Co. Ltd. Class A	18,900	94
*	CASIN Real Estate Development Group Co. Ltd. Class A	192,300	94
	Zhongmin Energy Co. Ltd. Class A	152,200	94
	Henan Hengxing Science & Technology Co. Ltd. Class A	216,787	94
*	ASR Microelectronics Co. Ltd. Class A	10,544	94
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	94
		Shares	Market Value• ($000)
	First Tractor Co. Ltd. Class H	184,000	93
	Luxi Chemical Group Co. Ltd. Class A	60,000	93
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	93
	Livzon Pharmaceutical Group Inc. Class H	31,406	93
	Shenzhen SC New Energy Technology Corp. Class A	9,300	93
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	93
*,3	Ocumension Therapeutics	94,000	93
	Chinalin Securities Co. Ltd. Class A	48,700	93
	Anhui Sierte Fertilizer Industry Ltd. Co Class A	111,900	93
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	93
*	Jinzhou Port Co. Ltd. Class A	222,800	93
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	54,400	93
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	92
	By-health Co. Ltd. Class A	36,600	92
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	92
	Eoptolink Technology Inc. Ltd. Class A	21,366	92
	CNOOC Energy Technology & Services Ltd. Class A	221,900	92
*,2,3	Alliance International Education Leasing Holdings Ltd.	510,000	92
	Baoji Titanium Industry Co. Ltd. Class A	21,028	92
*	Wintime Energy Group Co. Ltd. Class A	490,400	92
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	91
*	China Tianying Inc. Class A	112,100	91
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	83,100	91
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	91
	Chongqing Water Group Co. Ltd. Class A	117,945	91
		Shares	Market Value• ($000)
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	91
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	91
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	91
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	91
	Shanghai SMI Holding Co. Ltd. Class A	162,900	91
	Shede Spirits Co. Ltd. Class A	5,800	91
	Liaoning Energy Industry Co. Ltd. Class A	170,700	91
[3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	242,500	90
	LexinFintech Holdings Ltd. ADR	49,470	90
	Weifu High-Technology Group Co. Ltd. Class A	40,800	90
	Sealand Securities Co. Ltd. Class A	182,770	90
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	90
	Shenergy Co. Ltd. Class A	111,600	90
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	90
	CTS International Logistics Corp. Ltd. Class A	90,900	90
*	Jiangxi Special Electric Class A	54,900	90
	Keda Industrial Group Co. Ltd. Class A	60,600	90
	Wuxi Autowell Technology Co. Ltd. Class A	4,803	90
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	123,800	90
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	90
	Guangzhou Development Group Inc. Class A	118,600	90
*	Guosheng Financial Holding Inc. Class A	65,600	89
*	LVGEM China Real Estate Investment Co. Ltd.	790,000	89
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	89
*	China Railway Materials Co. Class A	244,900	89
	Geovis Technology Co. Ltd. Class A	13,256	89
23

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Nanjing Tanker Corp. Class A	216,800	89
	Jiangsu General Science Technology Co. Ltd. Class A	171,500	89
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	89
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	24,500	88
	Shenzhen Energy Group Co. Ltd. Class A	104,400	88
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	88
*	Oriental Energy Co. Ltd. Class A	61,400	88
	Shenzhen Dynanonic Co. Ltd. Class A	8,184	88
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	88
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	87
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	87
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	87
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	87
	Southwest Securities Co. Ltd. Class A	155,100	87
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	87
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	87
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	20,540	87
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	87
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	87
	Sineng Electric Co. Ltd. Class A	22,300	87
	Focus Technology Co. Ltd. Class A	23,300	87
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	87
	Jilin Electric Power Co. Ltd. Class A	135,100	86
	Konfoong Materials International Co. Ltd. Class A	10,100	86
		Shares	Market Value• ($000)
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	86
	Jinduicheng Molybdenum Co. Ltd. Class A	62,579	86
[3]	Linklogis Inc. Class B	438,000	86
	Canmax Technologies Co. Ltd. Class A	23,140	86
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	86
*	Antong Holdings Co. Ltd. Class A	238,300	86
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	86
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	238,848	86
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	87,700	86
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	85
	AVICOPTER plc Class A	16,400	85
*	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	85
	Beijing eGOVA Co. Ltd. Class A	35,592	85
	Moon Environment Technology Co. Ltd. Class A	48,600	85
	Hangzhou Sunrise Technology Co. Ltd. Class A	44,600	85
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	84
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	84
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	84
*	Hongbo Co. Ltd. Class A	18,300	84
*	RongFa Nuclear Equipment Co. Ltd. Class A	118,400	84
*	MOG Digitech Holdings Ltd.	298,000	84
	INESA Intelligent Tech Inc. Class A	49,000	84
*	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	83
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	83
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	83
	Longshine Technology Group Co. Ltd. Class A	32,400	83
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	83
		Shares	Market Value• ($000)
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	83
*	Tianjin Trolia Information Technology Co. Ltd. Class A	143,600	83
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	82
*	Focused Photonics Hangzhou Inc. Class A	33,100	82
	Shenzhen MTC Co. Ltd. Class A	111,700	82
	Yunnan Tin Co. Ltd. Class A	42,400	82
	Sinocare Inc. Class A	19,800	82
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	82
*	5I5J Holding Group Co. Ltd. Class A	248,654	82
	Ovctek China Inc. Class A	23,797	82
	China Zheshang Bank Co. Ltd. Class A	233,870	82
	BOC International China Co. Ltd. Class A	54,800	82
*	EGing Photovoltaic Technology Co. Ltd. Class A	116,400	82
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	81
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	81
[3]	Midea Real Estate Holding Ltd.	117,800	81
[2,3]	Sunac Services Holdings Ltd.	304,055	81
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	81
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	81
	Raytron Technology Co. Ltd. Class A	12,578	81
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	11,088	81
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	80
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	80
	Huafon Chemical Co. Ltd. Class A	81,100	80
	Kehua Data Co. Ltd. Class A	20,800	80
*	China Express Airlines Co. Ltd. Class A	81,473	80
*,2,3	Mobvista Inc.	200,000	80
	Weifu High-Technology Group Co. Ltd. Class B	70,000	79
24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	79
*	Alpha Group Class A	79,000	79
	All Winner Technology Co. Ltd. Class A	23,180	79
	Shenzhen Topband Co. Ltd. Class A	61,300	79
*	Loongson Technology Corp. Ltd. Class A	7,095	79
	China XD Electric Co. Ltd. Class A	125,287	79
*	Hytera Communications Corp. Ltd. Class A	90,200	78
	Kaishan Group Co. Ltd. Class A	40,700	78
	Newland Digital Technology Co. Ltd. Class A	33,399	78
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	78
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	78
	Fujian Sunner Development Co. Ltd. Class A	31,200	77
	Hubei Dinglong Co. Ltd. Class A	23,400	77
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	77
	Shandong Hi-speed Co. Ltd. Class A	85,500	77
	Sino-Platinum Metals Co. Ltd. Class A	38,532	77
	JNBY Design Ltd.	63,000	77
	Chengxin Lithium Group Co. Ltd. Class A	24,000	77
	Ligao Foods Co. Ltd. Class A	10,500	77
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	76
	Sinofert Holdings Ltd.	668,000	76
	Grandblue Environment Co. Ltd. Class A	31,200	76
	Sichuan Development Lomon Co. Ltd. Class A	77,900	76
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	76
*	Jiangsu Lopal Tech Co. Ltd. Class A	44,798	76
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,680	75
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	75
	Beijing Enlight Media Co. Ltd. Class A	70,600	75
		Shares	Market Value• ($000)
	Wanxiang Qianchao Co. Ltd. Class A	105,400	75
	DHC Software Co. Ltd. Class A	87,269	75
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	75
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	75
	China Tobacco International HK Co. Ltd.	58,000	75
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	75
*	FIH Mobile Ltd.	1,002,000	74
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	74
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	74
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	74
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	74
*	Q Technology Group Co. Ltd.	144,000	73
	YGSOFT Inc. Class A	92,102	73
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	73
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	73
*	Wuxi Taiji Industry Co. Ltd. Class A	82,500	73
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	73
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,220	73
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	73
*	Holitech Technology Co. Ltd. Class A	160,300	72
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	72
	Shanghai Pret Composites Co. Ltd. Class A	38,400	72
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	72
	Fibocom Wireless Inc. Class A	25,398	72
	Sinoma International Engineering Co. Class A	53,400	72
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	72
		Shares	Market Value• ($000)
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	72
	Hoyuan Green Energy Co. Ltd. Class A	14,085	72
	GoodWe Technologies Co. Ltd. Class A	4,505	72
	Harbin Electric Co. Ltd. Class H	246,000	71
	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	71
*	Genimous Technology Co. Ltd. Class A	64,200	71
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	71
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	71
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	71
	TangShan Port Group Co. Ltd. Class A	145,900	71
	Bank of Guiyang Co. Ltd. Class A	99,500	71
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	71
	Wencan Group Co. Ltd. Class A	12,900	71
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	70
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	70
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	70
*	FAW Jiefang Group Co. Ltd. Class A	55,600	70
	Perfect World Co. Ltd. Class A	42,950	70
*	Fangda Special Steel Technology Co. Ltd. Class A	102,800	70
*	INKON Life Technology Co. Ltd. Class A	49,900	70
	Pylon Technologies Co. Ltd. Class A	4,503	70
*,3	Venus MedTech Hangzhou Inc. Class H	122,500	69
	Oppein Home Group Inc. Class A	5,800	69
	Eastern Communications Co. Ltd. Class B	175,800	69
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	69
*	GCL System Integration Technology Co. Ltd. Class A	181,900	69
25

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	69
	Xiamen Bank Co. Ltd. Class A	94,700	69
	Caida Securities Co. Ltd. Class A	64,300	69
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	68
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	68
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	68
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	12,600	68
	Wolong Electric Group Co. Ltd. Class A	44,500	68
	Zhongtai Securities Co. Ltd. Class A	69,100	68
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	68
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	68
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	68
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	67
	Shanxi Securities Co. Ltd. Class A	87,770	67
	SPIC Industry-Finance Holdings Co. Ltd. Class A	117,800	67
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	67
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	67
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	67
	Jafron Biomedical Co. Ltd. Class A	20,770	67
*	Roshow Technology Co. Ltd. Class A	72,900	67
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	67
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	40,200	67
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	67
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	66
		Shares	Market Value• ($000)
	Zhefu Holding Group Co. Ltd. Class A	130,600	66
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	66
*	Guangdong Golden Dragon Development Inc. Class A	32,500	66
*	Dongjiang Environmental Co. Ltd. Class A	86,300	66
	China Great Wall Securities Co. Ltd. Class A	57,800	66
	Edifier Technology Co. Ltd. Class A	29,474	66
	Shenzhen Gas Corp. Ltd. Class A	71,700	66
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	66
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	65
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	65
	Harbin Boshi Automation Co. Ltd. Class A	36,142	65
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	65
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	65
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	65
*	Guangdong Electric Power Development Co. Ltd. Class A	89,200	65
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	65
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	64
	CSG Holding Co. Ltd. Class A	86,700	64
	Yunnan Copper Co. Ltd. Class A	42,400	64
	China International Marine Containers Group Co. Ltd. Class A	70,800	64
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	64
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	64
	Shanghai Haixin Group Co. Class B	210,800	63
*	STO Express Co. Ltd. Class A	48,400	63
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	63
		Shares	Market Value• ($000)
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	63
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	62
	China West Construction Group Co. Ltd. Class A	67,200	62
	China Meheco Co. Ltd. Class A	37,800	62
	Guangdong Tapai Group Co. Ltd. Class A	59,300	61
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	61
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	61
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	61
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	61
	COFCO Capital Holdings Co. Ltd. Class A	62,300	61
	Shanghai Construction Group Co. Ltd. Class A	170,500	61
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	61
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	61
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	61
*	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	61
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,302	61
*	Sichuan New Energy Power Co. Ltd. Class A	38,000	61
	Goke Microelectronics Co. Ltd. Class A	6,700	61
*	Guangshen Railway Co. Ltd. Class H	336,000	60
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	60
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	60
	Northeast Securities Co. Ltd. Class A	58,700	60
	Gaona Aero Material Co. Ltd. Class A	20,320	60
*	Youdao Inc. ADR	14,330	60
26

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	75,500	60
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	60
	Jiangsu Azure Corp. Class A	47,400	60
*	DouYu International Holdings Ltd. ADR	68,817	59
	Comba Telecom Systems Holdings Ltd.	522,039	59
	Xuji Electric Co. Ltd. Class A	25,200	59
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	59
*	Lakala Payment Co. Ltd. Class A	25,100	59
	Xinhuanet Co. Ltd. Class A	17,000	59
	Youngy Co. Ltd. Class A	7,800	59
	Huali Industrial Group Co. Ltd. Class A	8,600	59
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	3,554	59
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	58
*,1,2,3	Redco Properties Group Ltd.	342,000	58
	Beijing Originwater Technology Co. Ltd. Class A	84,279	58
	MLS Co. Ltd. Class A	45,400	58
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	58
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	33,614	58
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	58
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	58
	Yankershop Food Co. Ltd. Class A	5,400	58
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	58
	Norinco International Cooperation Ltd. Class A	37,300	58
*	Sinopec Oilfield Service Corp. Class H	806,000	57
	Wuhu Token Science Co. Ltd. Class A	64,400	57
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	57
	Addsino Co. Ltd. Class A	49,300	57
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	57
		Shares	Market Value• ($000)
*	Hengyi Petrochemical Co. Ltd. Class A	58,000	57
	Wasu Media Holding Co. Ltd. Class A	56,761	56
	Sanquan Food Co. Ltd. Class A	28,160	56
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	56
*	BTG Hotels Group Co. Ltd. Class A	24,600	56
*,2,3	Shimao Services Holdings Ltd.	358,000	55
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	60,871	55
	Yotrio Group Co. Ltd. Class A	127,800	55
	Jinneng Science&Technology Co. Ltd. Class A	49,200	55
	Shennan Circuits Co. Ltd. Class A	5,740	55
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	55
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	55
	Hunan Changyuan Lico Co. Ltd. Class A	47,026	55
[3]	Qingdao Port International Co. Ltd. Class H	108,000	54
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	54
*,3	Viva Biotech Holdings	330,000	54
	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	54
	Joyoung Co. Ltd. Class A	29,337	54
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	54
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	54
	Suning Universal Co. Ltd. Class A	142,700	54
	Chengzhi Co. Ltd. Class A	47,400	54
	Xiamen Kingdomway Group Co. Class A	21,600	54
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	54
	Bank of Chengdu Co. Ltd. Class A	32,000	54
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	54
	Xinxiang Richful Lube Addi Class A	9,310	54
	INESA Intelligent Tech Inc. Class B	98,400	53
		Shares	Market Value• ($000)
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	53
	Shaanxi International Trust Co. Ltd. Class A	128,100	53
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	53
	Valiant Co. Ltd. Class A	22,500	53
	Zhejiang Hailiang Co. Ltd. Class A	36,000	53
	Bank of Qingdao Co. Ltd. Class A	118,500	53
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	53
	Intco Medical Technology Co. Ltd. Class A	17,550	53
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	53
	State Grid Information & Communication Co. Ltd. Class A	27,900	53
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	53
	Black Peony Group Co. Ltd. Class A	67,000	53
	Nanjing Gaoke Co. Ltd. Class A	63,000	53
	Zhejiang Supor Co. Ltd. Class A	7,595	52
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	52
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	52
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	52
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	52
	Hainan Strait Shipping Co. Ltd. Class A	66,924	52
	Beibuwan Port Co. Ltd. Class A	51,700	52
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	52
	Infore Environment Technology Group Co. Ltd. Class A	78,200	52
*	Sangfor Technologies Inc. Class A	4,500	52
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	51
	Fujian Star-net Communication Co. Ltd. Class A	20,600	51
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	51
27

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Taiji Computer Corp. Ltd. Class A	13,019	51
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	51
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	51
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	51
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	51
	Huaxi Securities Co. Ltd. Class A	47,000	51
	Nuode New Materials Co. Ltd. Class A	63,390	51
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	51
*,2	Kwg Group Holdings Ltd.	518,000	50
	Shenzhen Desay Battery Technology Co. Class A	11,455	50
*	Bohai Leasing Co. Ltd. Class A	154,100	50
	B-Soft Co. Ltd. Class A	50,960	50
*	Gree Real Estate Co. Ltd. Class A	50,900	50
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	50
[3]	Medlive Technology Co. Ltd.	50,500	50
	Dazhong Transportation Group Co. Ltd. Class B	264,350	49
*,2	Sino-Ocean Group Holding Ltd.	922,500	49
*	Leo Group Co. Ltd. Class A	162,800	49
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	49
	East Group Co. Ltd. Class A	55,600	49
	Qianhe Condiment and Food Co. Ltd. Class A	20,016	49
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	49
	Bank of Chongqing Co. Ltd. Class A	47,451	49
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	49
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	49
	Sichuan Expressway Co. Ltd. Class H	166,000	48
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	48
		Shares	Market Value• ($000)
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	48
	PhiChem Corp. Class A	19,700	48
	Baowu Magnesium Technology Co. Ltd. Class A	18,300	48
	C&S Paper Co. Ltd. Class A	32,400	48
	Sinofibers Technology Co. Ltd. Class A	11,200	48
	Riyue Heavy Industry Co. Ltd. Class A	25,200	48
	Shanghai AJ Group Co. Ltd. Class A	67,600	48
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	48
	Guizhou Chanhen Chemical Corp. Class A	18,600	48
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	47
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	47
	Daan Gene Co. Ltd. Class A	35,360	47
*	Ourpalm Co. Ltd. Class A	77,300	47
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	47
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	47
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	47
	Electric Connector Technology Co. Ltd. Class A	8,300	47
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	47
	Laobaixing Pharmacy Chain JSC Class A	13,286	46
*	Shandong Denghai Seeds Co. Ltd. Class A	21,800	46
	Financial Street Holdings Co. Ltd. Class A	81,700	46
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	46
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	46
	Hainan Poly Pharm Co. Ltd. Class A	10,725	46
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	46
	Zhejiang Medicine Co. Ltd. Class A	31,000	46
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	46
		Shares	Market Value• ($000)
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	46
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	46
*	Beijing North Star Co. Ltd. Class H	442,000	45
*	Shenzhen Airport Co. Ltd. Class A	48,400	45
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	72,300	45
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	45
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	45
	DBG Technology Co. Ltd. Class A	10,700	45
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	92,500	45
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	45
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	45
	KBC Corp. Ltd. Class A	4,200	45
	China National Accord Medicines Corp. Ltd. Class B	26,988	44
	China Merchants Port Group Co. Ltd. Class A	20,700	44
*	Shengda Resources Co. Ltd. Class A	25,100	44
*	Konka Group Co. Ltd. Class A	75,700	44
	Guocheng Mining Co. Ltd. Class A	30,854	44
	Zheshang Securities Co. Ltd. Class A	32,100	44
*	Bank of Zhengzhou Co. Ltd. Class A	155,061	44
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	44
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	30,100	44
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	43
	COFCO Biotechnology Co. Ltd. Class A	46,600	43
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	43
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	43
28

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	43
	Wuxi NCE Power Co. Ltd. Class A	8,036	43
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	43
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	43
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	43
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	42
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	42
	Guangdong Advertising Group Co. Ltd. Class A	61,100	42
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	42
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	41
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	41
	Yunda Holding Co. Ltd. Class A	33,146	41
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	41
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	41
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	41
	Yusys Technologies Co. Ltd. Class A	18,080	41
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	41
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	41
	Shanghai Belling Co. Ltd. Class A	18,900	41
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	40
	Quectel Wireless Solutions Co. Ltd. Class A	6,151	40
	Dian Diagnostics Group Co. Ltd. Class A	12,600	40
*	Huafu Fashion Co. Ltd. Class A	82,600	40
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	16,000	40
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	40
		Shares	Market Value• ($000)
*	Topsec Technologies Group Inc. Class A	31,400	40
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	40
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	40
	Tian Di Science & Technology Co. Ltd. Class A	56,611	40
	Shanghai M&G Stationery Inc. Class A	7,600	40
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	40
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	40
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	39
*,2	Zhuguang Holdings Group Co. Ltd.	762,000	39
	Zhejiang Runtu Co. Ltd. Class A	42,200	39
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	39
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	39
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	39
	Bright Dairy & Food Co. Ltd. Class A	30,100	39
	First Tractor Co. Ltd. Class A	24,600	39
	Chengdu RML Technology Co. Ltd. Class A	4,400	39
	North Industries Group Red Arrow Co. Ltd. Class A	19,400	38
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	38
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	38
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	38
	CETC Digital Technology Co. Ltd. Class A	11,960	38
	Hunan Aihua Group Co. Ltd. Class A	12,000	38
*	Niu Technologies ADR	17,804	38
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	38
	Windey Energy Technology Group Co. Ltd. Class A	26,300	38
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	37
		Shares	Market Value• ($000)
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	37
	Shantui Construction Machinery Co. Ltd. Class A	52,700	37
	Suofeiya Home Collection Co. Ltd. Class A	14,600	36
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	36
*	Beijing Sinnet Technology Co. Ltd. Class A	26,100	36
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	36
	ORG Technology Co. Ltd. Class A	59,500	36
*	Youzu Interactive Co. Ltd. Class A	24,100	36
	Guangdong South New Media Co. Ltd. Class A	7,200	36
*	Shanying International Holding Co. Ltd. Class A	119,600	36
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	36
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	36
	BrightGene Bio-Medical Technology Co. Ltd. Class A	6,847	36
	Shanghai Medicilon Inc. Class A	3,647	36
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	36
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	35
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	35
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	35
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	35
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	35
	Beijing Capital Development Co. Ltd. Class A	68,400	35
	Luenmei Quantum Co. Ltd. Class A	43,800	35
	Qinhuangdao Port Co. Ltd. Class A	86,400	35
	Luyang Energy-Saving Materials Co. Ltd.	16,600	35
	Yibin Tianyuan Group Co. Ltd. Class A	46,394	35
29

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	206,588	34
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	34
*	Wuxi Boton Technology Co. Ltd. Class A	15,600	34
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	34,300	34
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	34
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	34
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	34
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	3,600	34
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	34
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	33
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	10,022	33
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	33
	China Tungsten And Hightech Materials Co. Ltd. Class A	27,430	33
	City Development Environment Co. Ltd. Class A	22,100	33
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	57,800	33
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	33
*	Shandong Chenming Paper Holdings Ltd. Class B	158,100	32
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	32
	Cheng De Lolo Co. Ltd. Class A	27,440	32
	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	32
	Juewei Food Co. Ltd. Class A	6,600	32
	Shanghai AtHub Co. Ltd. Class A	11,956	32
		Shares	Market Value• ($000)
*	YaGuang Technology Group Co. Ltd. Class A	24,900	32
	Era Co. Ltd. Class A	43,700	32
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	32
	Shenzhen Leaguer Co. Ltd. Class A	30,200	32
	QuakeSafe Technologies Co. Ltd. Class A	12,359	32
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	32
*	Jinke Properties Group Co. Ltd. Class A	132,700	31
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	31
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	31
*	NanJi E-Commerce Co. Ltd. Class A	66,500	31
*	Zhejiang Wanliyang Co. Ltd. Class A	28,300	31
	Skyworth Digital Co. Ltd. Class A	18,500	31
	Sino Wealth Electronic Ltd. Class A	9,075	31
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	31
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	31
	ADAMA Ltd. Class A	30,100	31
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	31
	Anker Innovations Technology Co. Ltd. Class A	2,400	31
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	30
	Red Star Macalline Group Corp. Ltd. Class A	52,250	30
	Bear Electric Appliance Co. Ltd. Class A	4,000	30
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	30
	Camel Group Co. Ltd. Class A	26,910	30
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	30
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	30
*	Archermind Technology Nanjing Co. Ltd. Class A	4,700	30
*	Offcn Education Technology Co. Ltd. Class A	53,900	29
		Shares	Market Value• ($000)
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	29
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	29
*	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	29
*	Tibet Summit Resources Co. Ltd. Class A	15,000	29
*	Double Medical Technology Inc. Class A	5,500	29
*,3	Archosaur Games Inc.	111,000	29
*	Lancy Co. Ltd. Class A	9,800	29
	Sumavision Technologies Co. Ltd. Class A	36,400	28
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	28
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	28
	Bank of Suzhou Co. Ltd. Class A	32,890	28
	Jiajiayue Group Co. Ltd. Class A	18,300	28
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	28
	Bafang Electric Suzhou Co. Ltd. Class A	4,340	28
*	Orient Group Inc. Class A	92,500	28
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	28
	Arcsoft Corp. Ltd. Class A	5,764	28
	BGI Genomics Co. Ltd. Class A	4,000	27
*	Guangdong Guanghua Sci Tech Class A	14,100	27
*	Beijing Water Business Doctor Co. Ltd. Class A	28,600	27
	Shanghai Huayi Group Co. Ltd. Class B	63,200	26
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	26
	Foran Energy Group Co. Ltd. Class A	15,800	26
	Monalisa Group Co. Ltd. Class A	12,415	26
	Ausnutria Dairy Corp. Ltd.	72,000	25
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	25
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	25
*	Tech-Bank Food Co. Ltd. Class A	45,920	25
30

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Qingdao Rural Commercial Bank Corp. Class A	68,300	25
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	25
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	25
	Sinosoft Co. Ltd. Class A	5,880	25
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	25
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	24
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	24
	Beijing Tongtech Co. Ltd. Class A	9,300	24
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	24
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	23
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	23
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	23
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	22
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	22
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	22
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	21
*	China TransInfo Technology Co. Ltd. Class A	13,400	21
	Visual China Group Co. Ltd. Class A	11,100	21
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	21
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	21
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	9,800	21
*	Beijing VRV Software Corp. Ltd. Class A	27,800	20
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	20
	Huapont Life Sciences Co. Ltd. Class A	30,400	20
		Shares	Market Value• ($000)
	Client Service International Inc. Class A	9,400	20
*	Anhui Genuine New Materials Co. Ltd. Class A	17,360	20
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	33,020	20
	Lier Chemical Co. Ltd. Class A	11,340	19
	Blue Sail Medical Co. Ltd. Class A	20,400	19
	Keboda Technology Co. Ltd. Class A	2,000	19
	Grinm Advanced Materials Co. Ltd. Class A	11,200	19
	Hangzhou Onechance Tech Corp. Class A	5,800	19
*	Shenzhen World Union Group Inc. Class A	50,700	18
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	18
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	18
*	PCI Technology Group Co. Ltd. Class A	23,100	18
	CMST Development Co. Ltd. Class A	25,600	18
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	18
	JL Mag Rare-Earth Co. Ltd. Class A	7,520	17
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	17
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	16
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	15
	FAWER Automotive Parts Co. Ltd. Class A	21,400	15
*	Yuzhou Group Holdings Co. Ltd.	713,182	13
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	13
*,1	Zhongtian Financial Group Co. Ltd. Class A	245,300	13
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	13
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	12
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	12
	Shandong Head Co. Ltd. Class A	5,200	12
		Shares	Market Value• ($000)
*	Road King Infrastructure Ltd.	58,000	11
	BBMG Corp. Class A	38,700	11
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	10
*	Yijiahe Technology Co. Ltd. Class A	2,200	9
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
	Shandong Publishing & Media Co. Ltd. Class A	5,700	6
*,1	Yango Group Co. Ltd. Class A	100,500	5
*	Huazhu Group Ltd.	310	1
	Qingdao Port International Co. Ltd. Class A	100	—
	Jiangxi Copper Co. Ltd. Class A	200	—
*,1	China Zhongwang Holdings Ltd.	442,800	—
			1,138,283
Colombia (0.0%)
	Bancolombia SA	180,258	1,285
	Bancolombia SA ADR	48,141	1,222
	Interconexion Electrica SA ESP	258,385	910
[2]	Ecopetrol SA ADR	74,807	884
	Ecopetrol SA	971,880	572
			4,873
Czech Republic (0.0%)
	CEZ A/S	88,953	3,808
	Komercni banka A/S	38,399	1,125
[3]	Moneta Money Bank A/S	180,939	700
	Philip Morris CR A/S	525	361
	Colt CZ Group SE	8,390	201
			6,195
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,729,169	166,824
	DSV A/S	97,892	14,629
*	Vestas Wind Systems A/S	556,485	12,062
*	Genmab A/S	35,968	10,168
	Danske Bank A/S	362,456	8,503
	Coloplast A/S Class B	68,298	7,122
	Carlsberg A/S Class B	52,733	6,284
	Pandora A/S	45,209	5,128
[3]	Orsted A/S	103,851	5,018
	Novozymes A/S Class B	110,986	4,988
	AP Moller - Maersk A/S Class B	2,579	4,297
	Chr Hansen Holding A/S	57,219	3,905
	Tryg A/S	188,225	3,676
	AP Moller - Maersk A/S Class A	1,686	2,753
*	Demant A/S	54,533	2,081
	Ringkjoebing Landbobank A/S	14,652	1,997
	Royal Unibrew A/S	27,610	1,997
*	Jyske Bank A/S (Registered)	26,755	1,886
*	NKT A/S	29,237	1,470
	Sydbank A/S	30,987	1,346
31

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	GN Store Nord A/S	77,853	1,299
*	Zealand Pharma A/S	30,347	1,261
	ISS A/S	82,830	1,199
	FLSmidth & Co. A/S	29,549	1,108
	ROCKWOOL A/S Class B	4,726	1,052
	Topdanmark A/S	23,045	1,033
*	Ambu A/S Class B	95,400	941
*	ALK-Abello A/S	81,986	910
	D/S Norden A/S	13,569	771
*,3	Netcompany Group A/S	21,891	685
*,2	Bavarian Nordic A/S	34,336	654
	Alm Brand A/S	422,040	611
	Spar Nord Bank A/S	40,007	606
	H Lundbeck A/S	114,496	598
	Dfds A/S	15,232	440
[3]	Scandinavian Tobacco Group A/S	28,791	427
	Torm plc Class A	13,985	427
	Schouw & Co. A/S	6,327	390
	Chemometec A/S	8,854	366
*	NTG Nordic Transport Group A/S	8,194	325
	H Lundbeck A/S Class A	52,636	238
			281,475
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,223,537	2,390
	Eastern Co. SAE	590,912	503
*	EFG Holding S.A.E.	793,276	428
	Talaat Moustafa Group	417,717	304
*	Fawry for Banking & Payment Technology Services SAE	1,589,101	266
	ElSewedy Electric Co.	296,180	260
	Egypt Kuwait Holding Co. SAE	103,346	160
	Telecom Egypt Co.	127,965	141
	Egypt Kuwait Holding Co. SAE (XCAI)	54,479	51
	Madinet Masr For Housing & Development	216,267	22
			4,525
Finland (0.3%)
	Nordea Bank Abp (XHEL)	1,877,143	19,778
	Sampo OYJ Class A	262,876	10,339
	UPM-Kymmene OYJ	297,629	10,023
	Nokia OYJ	2,911,654	9,698
	Kone OYJ Class B	179,457	7,771
	Neste OYJ	228,428	7,677
	Stora Enso OYJ Class R	322,326	3,874
	Elisa OYJ	78,553	3,333
	Metso OYJ	358,072	3,155
	Wartsila OYJ Abp	262,555	3,133
	Fortum OYJ	239,731	2,846
	Kesko OYJ Class B	147,576	2,496
	Orion OYJ Class B	57,008	2,268
	Valmet OYJ	89,628	2,011
	Huhtamaki OYJ	50,708	1,743
	Konecranes OYJ	41,371	1,356
	TietoEVRY OYJ (XHEL)	53,670	1,126
		Shares	Market Value• ($000)
*	Mandatum OYJ	263,216	1,017
	Kemira OYJ	59,389	962
	Cargotec OYJ Class B	24,362	962
	Uponor OYJ	31,723	961
	Kojamo OYJ	103,130	881
	Outokumpu OYJ	188,954	775
	Metsa Board OYJ Class B	92,675	702
*	QT Group OYJ	10,400	608
	Nokian Renkaat OYJ	68,268	516
	Tokmanni Group Corp.	21,018	284
	Revenio Group OYJ	11,637	271
	Sanoma OYJ	33,466	259
[3]	Terveystalo OYJ	33,738	233
*	Citycon OYJ	38,860	206
	Raisio OYJ Class V	73,906	155
	YIT OYJ	75,612	135
	F-Secure OYJ	41,897	75
*,2	Finnair OYJ	288,850	18
			101,647
France (2.6%)
	LVMH Moet Hennessy Louis Vuitton SE	136,761	97,911
	TotalEnergies SE	1,237,236	82,719
	Sanofi SA	601,028	54,577
	Schneider Electric SE	296,986	45,693
	Airbus SE	325,038	43,580
	Hermes International SCA	18,862	35,193
	BNP Paribas SA	592,008	34,043
	EssilorLuxottica SA	168,210	30,460
	Vinci SA	270,746	29,938
	Safran SA	187,841	29,344
	AXA SA	984,606	29,174
*	L'Oreal SA Loyalty Shares	59,586	25,046
*	Air Liquide SA Loyalty Shares	128,123	21,954
	Danone SA	343,227	20,419
	Pernod Ricard SA	114,276	20,293
	Air Liquide SA (XPAR)	99,990	17,134
	L'Oreal SA (XPAR)	39,425	16,572
	Kering SA	39,822	16,196
	Capgemini SE	88,732	15,682
	Dassault Systemes SE	373,169	15,372
	Cie de Saint-Gobain SA	261,171	14,217
	STMicroelectronics NV	359,389	13,700
	Orange SA	1,057,555	12,439
	Legrand SA	141,688	12,257
	Cie Generale des Etablissements Michelin SCA	387,194	11,503
	Publicis Groupe SA	126,736	9,650
	Veolia Environnement SA	349,460	9,575
	Societe Generale SA	388,445	8,729
	Thales SA	54,538	8,049
	Edenred SE	139,261	7,413
	Credit Agricole SA	601,676	7,265
*	Engie SA Loyalty Shares	413,287	6,573
*	L'Oreal SA	14,952	6,285
*	L'Oreal SA Loyalty Line 2024	14,155	5,950
	Carrefour SA	319,952	5,609
		Shares	Market Value• ($000)
	Engie SA (XPAR)	319,089	5,075
*	Air Liquide SA Loyalty Line 2024	28,989	4,967
*	Air Liquide SA PF 2025	27,088	4,642
	Bouygues SA	120,044	4,223
	Renault SA	108,840	3,819
	Teleperformance SE	32,540	3,743
	Eiffage SA	40,680	3,692
	Bureau Veritas SA	154,738	3,525
	Eurofins Scientific SE	66,529	3,375
	Vivendi SE	370,150	3,319
	Accor SA	103,686	3,308
[3]	Euronext NV	46,806	3,264
	Getlink SE	194,979	3,149
*	Unibail-Rodamco-Westfield	60,161	2,981
	Arkema SA	31,048	2,909
	Rexel SA	134,009	2,737
	Klepierre SA	111,029	2,696
	Gecina SA	27,009	2,652
	Bollore SE	476,361	2,600
	Dassault Aviation SA	12,699	2,524
	Sartorius Stedim Biotech	13,416	2,512
	Gaztransport Et Technigaz SA	19,557	2,502
	SCOR SE	81,227	2,425
	BioMerieux	24,469	2,349
	Ipsen SA	18,779	2,220
	Alstom SA	157,108	2,128
*	Sodexo SA ACT Loyalty Shares	19,950	2,111
*	SOITEC	13,699	2,045
	Aeroports de Paris SA	17,350	1,948
	SPIE SA	70,292	1,849
	Alten SA	15,082	1,782
*,3	Worldline SA	138,655	1,763
[3]	La Francaise des Jeux SAEM	53,803	1,736
[3]	Amundi SA	32,322	1,688
*	Ubisoft Entertainment SA	56,608	1,614
	Technip Energies NV	73,137	1,602
	Sodexo SA (XPAR)	15,099	1,598
*	Engie SA Loyalty Line 2024	100,229	1,594
	Elis SA	96,893	1,589
*	Forvia SE	89,818	1,514
	Valeo SE	112,454	1,486
	Remy Cointreau SA	12,077	1,372
	Sopra Steria Group SACA	7,474	1,342
*	Engie SA PF 2025	82,296	1,309
	Nexans SA	17,808	1,262
[3]	Verallia SA	36,625	1,191
	Wendel SE	15,701	1,176
	Rubis SCA	52,714	1,148
	SES SA	196,812	1,148
*	Vallourec SACA	93,932	1,128
	Covivio SA	26,221	1,124
	IPSOS SA	22,452	1,091
[3]	Neoen SA	37,218	983
	Societe BIC SA	13,438	843
*	Air France-KLM	66,702	754
*	SEB SA Loyalty Shares	7,550	747
[3]	ALD SA	105,955	713
*	JCDecaux SE	42,873	671
	Virbac SACA	2,222	638
32

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Imerys SA	21,904	581
	Coface SA	48,095	580
	ICADE	17,514	572
*	Sodexo SA Loyalty Shares 2026	5,313	562
	Trigano SA	4,267	560
*	Eurazeo SE Prime DE Fidelite	9,906	558
	Eurazeo SE (XPAR)	9,885	557
	Quadient SA	22,802	477
	Interparfums SA	9,956	470
*	SES-imagotag SA	4,521	453
*	ID Logistics Group SACA	1,639	444
	Carmila SA	29,973	420
*,2	Atos SE	57,187	401
	Mercialys SA	46,548	397
*	Sodexo Prime De Fidelite 2027	3,648	386
	Television Francaise 1 SA	53,534	378
	Metropole Television SA	28,896	362
	SEB SA (XPAR)	3,634	359
[2]	Eutelsat Communications SACA	83,850	358
*	Valneva SE	62,863	357
	Nexity SA	25,399	355
	ARGAN SA	5,130	351
	Eramet SA	5,023	348
*,3	X-Fab Silicon Foundries SE	37,322	338
*	CGG SA	449,141	318
	Mersen SA	9,320	309
*	Sodexo Inc.	2,851	302
	Cie Plastic Omnium SE	26,277	295
	Cie de L'Odet SE	200	279
	Beneteau SACA	20,566	248
	Vicat SACA	8,001	246
*	Voltalia SA (Registered)	27,548	230
	Etablissements Maurel et Prom SA	34,462	205
	Derichebourg SA	46,656	202
*	Eurazeo SE Prime Fidelite 2024	3,115	176
	Lagardere SA	8,464	168
	PEUGEOT INVEST	1,670	162
	Antin Infrastructure Partners SA	12,772	152
	Vetoquinol SA	1,775	150
	LISI SA (XPAR)	6,405	148
*	Eurazeo SE PF 2025	2,591	146
	Fnac Darty SA	5,650	133
*	Sodexo SA Loyalty Shares 2025	1,212	128
*,3	SMCP SA	33,611	120
	Equasens	1,757	120
*	Euroapi SA	22,531	118
	Altarea SCA	1,622	116
[2]	Clariane SE	28,707	108
[3]	Maisons du Monde SA	19,767	99
*	LISI SA	4,123	95
*	SEB Prime De Fidelite 2024	929	92
	Boiron SA	2,097	88
	Manitou BF SA	3,706	78
*,2	OVH Groupe SAS	10,574	75
*,3	Elior Group SA	38,533	73
		Shares	Market Value• ($000)
*	Believe SA	7,104	72
	Jacquet Metals SACA	4,253	68
	GL Events SACA	3,863	66
	Bonduelle SCA	4,520	48
*,2	Casino Guichard Perrachon SA	27,628	26
*,3	Aramis Group SAS	1,390	5
			964,497
Germany (1.8%)
	SAP SE	606,442	81,343
	Siemens AG (Registered)	411,685	54,630
	Allianz SE (Registered)	219,596	51,439
	Deutsche Telekom AG (Registered)	1,868,464	40,553
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	76,080	30,532
	Mercedes-Benz Group AG	473,893	27,881
	Bayer AG (Registered)	542,752	23,452
	BASF SE	494,601	22,854
	Infineon Technologies AG	721,988	21,089
	Deutsche Post AG	519,408	20,280
	Deutsche Boerse AG	101,618	16,726
	adidas AG	90,939	16,170
	Bayerische Motoren Werke AG (XETR)	172,028	15,999
	RWE AG	393,015	15,039
	E.ON SE	1,226,594	14,594
	Deutsche Bank AG (Registered)	1,110,120	12,216
	Merck KGaA	71,290	10,768
	Daimler Truck Holding AG	295,195	9,275
	Vonovia SE	382,604	8,808
[3]	Siemens Healthineers AG	154,203	7,586
	Symrise AG	71,973	7,355
	Hannover Rueck SE	33,293	7,352
	Beiersdorf AG	55,072	7,243
	Rheinmetall AG	24,162	6,937
	Brenntag SE	86,442	6,428
	Commerzbank AG	570,458	6,153
	Fresenius SE & Co. KGaA	227,762	5,859
	Heidelberg Materials AG	77,631	5,635
	MTU Aero Engines AG	29,700	5,582
*,3	Covestro AG	104,683	5,303
*	QIAGEN NV	121,839	4,541
	Continental AG	60,440	3,946
	Fresenius Medical Care AG & Co. KGaA	112,581	3,741
	Puma SE	56,896	3,224
	GEA Group AG	89,580	3,064
*,3	Zalando SE	123,329	2,885
	Henkel AG & Co. KGaA (XTER)	45,469	2,874
*	LEG Immobilien SE (XETR)	41,638	2,603
*,3	Delivery Hero SE	101,357	2,590
[3]	Scout24 SE	42,041	2,586
		Shares	Market Value• ($000)
*	Deutsche Lufthansa AG (Registered)	321,465	2,254
	Nemetschek SE	29,641	2,215
*,2	Siemens Energy AG	238,614	2,121
	Bechtle AG	45,871	2,050
	CTS Eventim AG & Co. KGaA	33,850	2,049
	Evonik Industries AG	110,729	2,038
	Knorr-Bremse AG	36,055	2,014
*	HelloFresh SE	89,724	1,963
	Freenet AG	74,395	1,888
	thyssenkrupp AG	270,455	1,885
	Talanx AG	28,757	1,812
	Gerresheimer AG	19,414	1,811
	K&S AG (Registered)	107,353	1,805
	HUGO BOSS AG	30,715	1,796
	Volkswagen AG	15,431	1,784
	Carl Zeiss Meditec AG (Bearer)	20,028	1,739
	AIXTRON SE	58,183	1,635
*	Evotec SE	89,530	1,548
	Rational AG	2,703	1,541
	Aurubis AG	16,289	1,343
	KION Group AG	41,192	1,264
	HOCHTIEF AG	11,372	1,178
*,3	TeamViewer SE	75,479	1,161
	LANXESS AG	50,398	1,155
	United Internet AG (Registered)	51,136	1,065
*	Fraport AG Frankfurt Airport Services Worldwide	20,771	1,032
	Hella GmbH & Co. KGaA	12,685	966
	Wacker Chemie AG	7,736	949
	Siltronic AG	10,828	930
*	Vitesco Technologies Group AG	9,512	930
*	TAG Immobilien AG	83,342	911
	FUCHS SE	26,647	895
	Stabilus SE	13,647	867
*	Encavis AG	66,201	864
	Hensoldt AG	29,038	860
*,2	Nordex SE	80,839	853
*	Aroundtown SA	361,199	816
	Telefonica Deutschland Holding AG	473,054	804
	Krones AG	8,014	781
	Jenoptik AG	30,842	733
	RTL Group SA	20,134	704
[3]	Befesa SA	23,587	690
	Traton SE	31,964	631
	Sixt SE (XETR)	7,207	622
	Deutsche Wohnen SE	27,706	596
	Fielmann Group AG	13,225	570
	Duerr AG	27,488	566
*	Grand City Properties SA	63,161	565
*	MorphoSys AG	17,196	556
[3]	DWS Group GmbH & Co. KGaA	18,808	552
	Stroeer SE & Co. KGaA	11,387	522
	Kontron AG	25,651	517
*,3	Redcare Pharmacy NV	4,534	508
	Bilfinger SE	13,827	507
[2]	ProSiebenSat.1 Media SE	88,088	494
33

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Suedzucker AG	32,203	488
	1&1 AG	26,956	464
	Salzgitter AG	18,525	463
*	METRO AG	71,401	454
	CompuGroup Medical SE & Co. KGaA	11,543	423
*	flatexDEGIRO AG	41,736	423
[3]	Deutsche Pfandbriefbank AG	61,741	413
	KWS Saat SE & Co. KGaA	7,196	407
	CANCOM SE	16,264	406
[2]	VERBIO Vereinigte BioEnergie AG	11,739	397
	Synlab AG	37,872	397
	Dermapharm Holding SE	10,219	395
	Atoss Software AG	1,820	385
*,2	Nagarro SE	5,171	365
	GRENKE AG	16,366	351
*	Hypoport SE	2,713	332
*	SMA Solar Technology AG	5,331	328
	Takkt AG	24,597	315
*,3	Auto1 Group SE	52,768	311
	Elmos Semiconductor SE	4,624	303
	Eckert & Ziegler Strahlen- und Medizintechnik AG	7,527	297
	PNE AG	22,378	284
	Hamburger Hafen und Logistik AG	14,775	262
	Wacker Neuson SE	14,125	259
	Norma Group SE	14,554	257
	Hornbach Holding AG & Co. KGaA	4,240	253
	Deutz AG	59,425	241
	GFT Technologies SE	7,748	232
	Kloeckner & Co. SE	37,015	230
*	Adtran Networks SE	10,721	227
*	Ionos SE	16,962	224
	BayWa AG	6,589	220
	Energiekontor AG	2,896	214
	Deutsche Beteiligungs AG	6,560	195
	Indus Holding AG	9,890	193
*	CECONOMY AG	100,488	191
	STRATEC SE	3,864	178
	PATRIZIA SE	20,904	169
	Adesso SE	1,624	154
	Software AG	4,521	153
*,2	SGL Carbon SE	24,080	148
	Vossloh AG	3,545	138
	Draegerwerk AG & Co. KGaA (XETR)	3,032	137
	Wuestenrot & Wuerttembergische AG	9,451	131
	Sartorius AG	635	131
*,2	Varta AG	6,189	126
	Bertrandt AG	2,310	111
[2]	BRANICKS Group AG	24,947	103
*,2	About You Holding SE	22,042	92
	Secunet Security Networks AG	527	72
	Deutsche EuroShop AG	3,883	71
	New Work SE	985	70
	ElringKlinger AG	11,374	64
	CropEnergies AG	6,524	56
		Shares	Market Value• ($000)
	Basler AG	4,914	41
			675,784
Greece (0.1%)
*	Eurobank Ergasias Services and Holdings SA Class A	1,386,486	2,266
	Mytilineos SA	56,438	2,091
	OPAP SA	105,931	1,794
*	National Bank of Greece SA	308,031	1,764
	JUMBO SA	63,594	1,673
*	Alpha Services and Holdings SA	1,114,993	1,669
*	Public Power Corp. SA	113,200	1,155
*	Piraeus Financial Holdings SA	354,605	1,051
	Hellenic Telecommunications Organization SA ADR	117,615	847
	Motor Oil Hellas Corinth Refineries SA	31,154	742
	Hellenic Telecommunications Organization SA	42,205	592
[2]	Star Bulk Carriers Corp.	23,873	446
	Terna Energy SA	28,979	435
	GEK Terna Holding Real Estate Construction SA	27,450	384
	Titan Cement International SA	20,498	384
*	Aegean Airlines SA	27,412	300
	Helleniq Energy Holdings SA	35,544	261
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	231
	Holding Co. ADMIE IPTO SA	98,417	209
*	LAMDA Development SA	32,302	208
	Viohalco SA	35,271	185
	Cenergy Holdings SA	25,268	170
	Quest Holdings SA	22,944	128
	Fourlis Holdings SA	26,150	112
	Athens Water Supply & Sewage Co. SA	17,663	105
	Sarantis SA	9,960	83
	Autohellas Tourist and Trading SA	6,052	81
	Epsilon Net SA	8,047	79
*	Ellaktor SA	15,239	30
*,1	FF Group	12,862	—
			19,475
Hong Kong (0.6%)
	AIA Group Ltd.	6,460,182	56,099
	Hong Kong Exchanges & Clearing Ltd.	699,024	24,454
	Sun Hung Kai Properties Ltd.	781,982	8,030
	CK Hutchison Holdings Ltd.	1,494,391	7,565
	Galaxy Entertainment Group Ltd.	1,193,000	6,706
	CLP Holdings Ltd.	905,580	6,628
	Techtronic Industries Co. Ltd.	719,500	6,569
		Shares	Market Value• ($000)
	Link REIT	1,411,788	6,479
	CK Asset Holdings Ltd.	1,064,750	5,322
	BOC Hong Kong Holdings Ltd.	1,939,200	5,128
	Lenovo Group Ltd.	4,182,000	4,867
	Hang Seng Bank Ltd.	404,851	4,629
	Jardine Matheson Holdings Ltd.	109,262	4,427
	Hong Kong & China Gas Co. Ltd.	5,907,365	4,112
	Power Assets Holdings Ltd.	777,000	3,715
*	Sands China Ltd.	1,346,400	3,625
	Wharf Real Estate Investment Co. Ltd.	873,600	3,056
	MTR Corp. Ltd.	794,826	2,971
[3]	WH Group Ltd.	4,085,758	2,440
*,3	Samsonite International SA	713,396	2,210
[3]	ESR Group Ltd.	1,602,989	2,060
	Hongkong Land Holdings Ltd.	601,000	1,906
	Henderson Land Development Co. Ltd.	696,896	1,823
	Sino Land Co. Ltd.	1,824,279	1,821
[3]	Budweiser Brewing Co. APAC Ltd.	904,100	1,718
	PRADA SpA	273,600	1,648
	CK Infrastructure Holdings Ltd.	335,500	1,555
	ASMPT Ltd.	177,122	1,500
	Want Want China Holdings Ltd.	2,366,467	1,470
	Chow Tai Fook Jewellery Group Ltd.	987,200	1,394
	Swire Pacific Ltd. Class A	215,142	1,374
	New World Development Co. Ltd.	738,306	1,355
	Hang Lung Properties Ltd.	977,000	1,284
	Wharf Holdings Ltd.	500,600	1,270
	Xinyi Glass Holdings Ltd.	1,094,000	1,257
	SITC International Holdings Co. Ltd.	740,000	1,140
	Swire Properties Ltd.	575,380	1,114
*	SharkNinja Inc.	26,016	1,086
*	HUTCHMED China Ltd.	268,500	1,080
	PCCW Ltd.	1,996,112	977
	Orient Overseas International Ltd.	72,000	908
	NWS Holdings Ltd.	668,500	791
[3]	BOC Aviation Ltd.	121,900	750
*	Wynn Macau Ltd.	814,000	721
	Pacific Basin Shipping Ltd.	2,330,000	674
	Hysan Development Co. Ltd.	346,000	637
	AAC Technologies Holdings Inc.	349,000	628
*	MGM China Holdings Ltd.	500,000	622
	United Energy Group Ltd.	3,706,000	592
	Swire Pacific Ltd. Class B	547,500	562
34

Total World Stock Index Fund
		Shares	Market Value• ($000)
	L'Occitane International SA	216,250	556
	VTech Holdings Ltd.	94,600	550
	Bank of East Asia Ltd.	459,272	545
	Hang Lung Group Ltd.	400,000	533
	Man Wah Holdings Ltd.	831,600	517
	Kerry Properties Ltd.	302,500	509
*,2	Cathay Pacific Airways Ltd.	502,090	505
	Luk Fook Holdings International Ltd.	203,415	505
	Vitasoy International Holdings Ltd.	396,332	489
*,2	SJM Holdings Ltd.	1,351,000	469
	Fortune REIT	833,923	467
	Yue Yuen Industrial Holdings Ltd.	361,500	423
	First Pacific Co. Ltd.	1,109,200	420
	Champion REIT	1,323,332	418
	DFI Retail Group Holdings Ltd.	189,800	405
	Value Partners Group Ltd.	1,071,000	370
*	Shangri-La Asia Ltd.	577,519	368
	Johnson Electric Holdings Ltd.	293,250	364
*	MMG Ltd.	1,214,117	358
	United Laboratories International Holdings Ltd.	338,000	345
*,2	Cowell e Holdings Inc.	140,000	336
	Dah Sing Financial Holdings Ltd.	142,144	322
	China Travel International Investment Hong Kong Ltd.	1,772,000	315
*	NagaCorp Ltd.	719,332	309
	Stella International Holdings Ltd.	272,000	307
*	Melco International Development Ltd.	399,000	279
	Sunlight REIT	970,000	268
*	Shun Tak Holdings Ltd.	1,980,000	258
*	Haitong International Securities Group Ltd.	1,412,893	255
	CITIC Telecom International Holdings Ltd.	649,500	248
	Cafe de Coral Holdings Ltd.	186,000	234
*,2	Kingkey Financial International Holdings Ltd.	2,030,000	226
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	222
	Canvest Environmental Protection Group Co. Ltd.	449,000	217
*,2	Vobile Group Ltd.	828,000	213
*,3	Sirnaomics Ltd.	34,100	209
*,2	Super Hi International Holding Ltd.	117,900	195
*	C-Mer Eye Care Holdings Ltd.	394,000	193
		Shares	Market Value• ($000)
*	IGG Inc.	504,000	177
*,2	Theme International Holdings Ltd.	2,250,000	167
	Nexteer Automotive Group Ltd.	331,000	160
	Chow Sang Sang Holdings International Ltd.	135,000	155
	Jinchuan Group International Resources Co. Ltd.	2,457,000	150
	Prosperity REIT	844,000	146
	Kerry Logistics Network Ltd.	165,500	140
*,2,3	Everest Medicines Ltd.	39,500	140
	VSTECS Holdings Ltd.	272,000	138
	Huabao International Holdings Ltd.	407,000	137
[2]	LK Technology Holdings Ltd.	156,502	135
	K Wah International Holdings Ltd.	490,000	132
	HKBN Ltd.	371,689	129
*	Sa Sa International Holdings Ltd.	969,995	127
	Giordano International Ltd.	444,000	127
*	Realord Group Holdings Ltd.	166,000	122
*,3	Fosun Tourism Group	110,200	95
[3]	Js Global Lifestyle Co. Ltd.	589,000	93
	Far East Consortium International Ltd.	441,100	91
	SmarTone Telecommunications Holdings Ltd.	172,000	90
	SUNeVision Holdings Ltd.	228,000	85
*,3	Jacobio Pharmaceuticals Group Co. Ltd.	164,400	80
*	Texhong International Group Ltd.	145,500	79
	Truly International Holdings Ltd.	760,000	78
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	77
	Dah Sing Banking Group Ltd.	113,537	75
*	Hong Kong Technology Venture Co. Ltd.	196,000	70
*,2	Television Broadcasts Ltd.	151,800	70
	Guotai Junan International Holdings Ltd.	860,000	68
*,2	Powerlong Real Estate Holdings Ltd.	660,000	66
*,3	FIT Hon Teng Ltd.	441,000	59
*	Esprit Holdings Ltd.	1,350,519	57
*,3	Frontage Holdings Corp.	226,000	56
	Sun Hung Kai & Co. Ltd.	165,000	55
	CITIC Resources Holdings Ltd.	1,238,000	51
	EC Healthcare	157,000	49
		Shares	Market Value• ($000)
	Pacific Textiles Holdings Ltd.	254,000	48
	Asia Cement China Holdings Corp.	142,500	44
[3]	IMAX China Holding Inc.	47,400	44
	Texwinca Holdings Ltd.	292,000	39
	Singamas Container Holdings Ltd.	548,000	38
*	OCI International Holdings Ltd.	361,200	17
*,3	JW Cayman Therapeutics Co. Ltd.	44,500	12
*	Chinese Estates Holdings Ltd.	36,856	7
*	Apollo Future Mobility Group Ltd.	1,824,000	6
*	Digital Domain Holdings Ltd.	166,002	4
*	Renze Harvest International Ltd.	197,200	4
*,1	Real Nutrition	143,000	—
*,1	Convoy Inc.	3,102,000	—
*,1	Long Well International Holdings Ltd.	1,348,000	—
			222,460
Hungary (0.0%)
	OTP Bank Nyrt	128,316	4,776
	Richter Gedeon Nyrt	82,154	1,927
	MOL Hungarian Oil & Gas plc	237,378	1,890
	Magyar Telekom Telecommunications plc	209,897	326
			8,919
Iceland (0.0%)
	Marel HF	292,106	805
[3]	Arion Banki HF	751,477	691
	Islandsbanki HF	591,741	437
	Kvika banki HF	3,643,468	364
*	Alvotech SA	40,226	354
	Hagar HF	671,192	328
	Reitir fasteignafelag hf	560,810	310
	Eimskipafelag Islands hf	60,545	204
	Festi HF	154,022	204
	Vatryggingafelag Islands Hf	1,478,358	166
	Sjova-Almennar Tryggingar hf	604,301	146
*	Olgerdin Egill Skallagrims HF	1,484,761	134
*	Icelandair Group HF	10,559,372	104
	Siminn HF	884,912	56
			4,303
India (2.0%)
	HDFC Bank Ltd.	2,120,720	37,631
	Reliance Industries Ltd.	1,351,897	37,174
	Infosys Ltd.	1,455,680	23,940
	Tata Consultancy Services Ltd.	565,741	22,903
	Axis Bank Ltd.	1,268,519	14,968
	Hindustan Unilever Ltd.	489,070	14,595
	Bharti Airtel Ltd. (XNSE)	1,275,668	14,010
	Larsen & Toubro Ltd.	381,564	13,428
35

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Reliance Industries Ltd. GDR	244,645	13,367
	Bajaj Finance Ltd.	136,476	12,285
	ICICI Bank Ltd.	866,446	9,532
	Maruti Suzuki India Ltd.	72,359	9,036
	Asian Paints Ltd.	250,759	9,033
	Mahindra & Mahindra Ltd.	514,988	9,025
	Titan Co. Ltd.	233,665	8,958
	HCL Technologies Ltd.	578,282	8,870
	ITC Ltd.	1,644,749	8,466
	Sun Pharmaceutical Industries Ltd.	607,024	7,936
[2]	Infosys Ltd. ADR	453,806	7,451
	NTPC Ltd.	2,569,833	7,281
	UltraTech Cement Ltd.	63,064	6,382
	Tata Steel Ltd.	4,420,550	6,308
	Tata Motors Ltd.	824,364	6,226
	Nestle India Ltd.	19,744	5,749
	Power Grid Corp. of India Ltd.	2,322,005	5,640
	Adani Enterprises Ltd.	192,642	5,312
	Grasim Industries Ltd.	218,167	4,945
*	Jio Financial Services Ltd.	1,879,583	4,944
	JSW Steel Ltd.	555,356	4,914
	Coal India Ltd.	1,267,870	4,786
	Oil & Natural Gas Corp. Ltd.	2,116,434	4,736
	Tech Mahindra Ltd.	337,707	4,602
	Adani Ports & Special Economic Zone Ltd.	463,932	4,377
	Dr. Reddy's Laboratories Ltd.	66,817	4,313
	Hindalco Industries Ltd.	761,120	4,201
	Bajaj Finserv Ltd.	216,259	4,078
	Cipla Ltd.	280,685	4,046
[3]	HDFC Life Insurance Co. Ltd.	539,283	4,006
	State Bank of India GDR (Registered)	56,855	3,854
*	Zomato Ltd.	3,016,238	3,815
[3]	SBI Life Insurance Co. Ltd.	231,809	3,807
	Tata Consumer Products Ltd.	334,922	3,624
	Shriram Finance Ltd.	158,674	3,580
*,3	Avenue Supermarts Ltd.	81,628	3,564
	Britannia Industries Ltd.	64,568	3,435
	Apollo Hospitals Enterprise Ltd.	56,527	3,273
	Bharat Electronics Ltd.	1,930,096	3,092
	Eicher Motors Ltd.	77,712	3,076
[3]	LTIMindtree Ltd.	50,318	3,061
	State Bank of India	443,308	3,012
	Cholamandalam Investment and Finance Co. Ltd.	218,929	2,992
	Divi's Laboratories Ltd.	69,655	2,835
	Varun Beverages Ltd.	251,660	2,747
	Hero MotoCorp Ltd.	73,834	2,740
	Wipro Ltd. ADR	593,802	2,702
		Shares	Market Value• ($000)
	Tata Power Co. Ltd.	915,994	2,635
*	Godrej Consumer Products Ltd.	218,883	2,608
	Max Healthcare Institute Ltd.	373,053	2,572
	Tata Motors Ltd. Class A	501,433	2,532
	TVS Motor Co. Ltd.	132,049	2,523
	Trent Ltd.	97,084	2,513
*	Adani Green Energy Ltd.	228,326	2,498
	Pidilite Industries Ltd.	84,541	2,496
	Indian Oil Corp. Ltd.	2,221,559	2,393
	Bajaj Auto Ltd.	37,022	2,362
	Shree Cement Ltd.	7,623	2,349
	Hindustan Aeronautics Ltd.	107,276	2,348
*	Adani Power Ltd.	538,082	2,345
	REC Ltd.	676,221	2,337
	Power Finance Corp. Ltd.	784,692	2,324
[3]	ICICI Lombard General Insurance Co. Ltd.	140,541	2,320
	Bharat Petroleum Corp. Ltd.	538,699	2,258
	DLF Ltd.	332,937	2,255
	Info Edge India Ltd.	44,452	2,181
*	Yes Bank Ltd.	11,057,783	2,119
	Indian Hotels Co. Ltd.	459,179	2,115
	Persistent Systems Ltd.	28,267	2,094
	Gail India Ltd.	1,456,960	2,092
	SRF Ltd.	78,987	2,083
	Dabur India Ltd.	323,518	2,055
	Ambuja Cements Ltd.	400,477	2,043
	Tube Investments of India Ltd.	53,915	2,040
	Havells India Ltd.	134,708	2,017
*	Suzlon Energy Ltd.	5,455,324	2,008
*,3	InterGlobe Aviation Ltd.	67,736	1,998
*	One 97 Communications Ltd.	177,384	1,963
	PI Industries Ltd.	47,653	1,946
*	United Spirits Ltd.	155,851	1,933
	Siemens Ltd.	47,991	1,920
	UPL Ltd.	294,478	1,912
	Coforge Ltd.	31,765	1,903
	MRF Ltd.	1,459	1,898
	Supreme Industries Ltd.	36,441	1,895
	Colgate-Palmolive India Ltd.	73,831	1,874
*	IDFC First Bank Ltd.	1,842,407	1,831
	Marico Ltd.	280,222	1,806
	APL Apollo Tubes Ltd.	96,044	1,806
*	Adani Energy Solutions Ltd.	193,144	1,783
[3]	HDFC Asset Management Co. Ltd.	54,255	1,782
	Tata Elxsi Ltd.	19,277	1,766
	Lupin Ltd.	129,533	1,755
	CG Power & Industrial Solutions Ltd.	373,043	1,747
		Shares	Market Value• ($000)
	Jindal Steel & Power Ltd.	225,493	1,717
	Bharat Forge Ltd.	140,188	1,717
	Federal Bank Ltd.	1,010,470	1,708
	Vedanta Ltd.	639,003	1,663
	Polycab India Ltd.	27,315	1,614
*	Delhivery Ltd.	323,593	1,606
	Ashok Leyland Ltd.	793,772	1,600
	Astral Ltd. (XNSE)	67,640	1,504
	Aurobindo Pharma Ltd.	146,556	1,495
*	PB Fintech Ltd.	177,405	1,493
	Samvardhana Motherson International Ltd.	1,348,519	1,489
*	Zee Entertainment Enterprises Ltd.	475,074	1,479
	Cummins India Ltd.	73,100	1,472
[3]	AU Small Finance Bank Ltd.	181,007	1,455
	SBI Cards & Payment Services Ltd.	161,213	1,445
	KPIT Technologies Ltd.	97,727	1,430
	Balkrishna Industries Ltd.	45,907	1,408
	Page Industries Ltd.	3,066	1,393
	ABB India Ltd.	28,214	1,392
*	Max Financial Services Ltd.	126,650	1,391
[3]	ICICI Prudential Life Insurance Co. Ltd.	218,545	1,379
	Bank of Baroda	584,908	1,379
	Voltas Ltd.	129,669	1,305
	Embassy Office Parks REIT	342,426	1,281
	Container Corp. of India Ltd.	154,688	1,279
	Dixon Technologies India Ltd.	20,806	1,275
	Indian Railway Catering & Tourism Corp. Ltd.	157,989	1,263
	Tata Communications Ltd.	62,118	1,242
[3]	Sona Blw Precision Forgings Ltd.	190,707	1,241
	Jubilant Foodworks Ltd.	205,894	1,239
	Bajaj Holdings & Investment Ltd.	14,817	1,233
	IIFL Finance Ltd.	163,473	1,217
	Kotak Mahindra Bank Ltd.	57,991	1,212
	Torrent Pharmaceuticals Ltd.	52,281	1,208
	NMDC Ltd. (XNSE)	648,613	1,202
*	FSN E-Commerce Ventures Ltd.	710,892	1,190
	Crompton Greaves Consumer Electricals Ltd.	340,932	1,155
[3]	Bandhan Bank Ltd.	444,748	1,145
	Dalmia Bharat Ltd.	45,215	1,143
*	Godrej Properties Ltd.	56,218	1,122
	Punjab National Bank	1,278,170	1,121
[3]	Macrotech Developers Ltd.	117,626	1,113
	Berger Paints India Ltd.	163,785	1,099
	Bosch Ltd.	4,704	1,099
36

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bharat Heavy Electricals Ltd.	753,850	1,095
	Mphasis Ltd.	42,632	1,088
	Phoenix Mills Ltd.	49,633	1,083
	IDFC Ltd.	783,748	1,079
	Fortis Healthcare Ltd.	272,939	1,059
*	Indus Towers Ltd.	503,595	1,042
	Deepak Nitrite Ltd.	43,286	1,033
	Mahindra & Mahindra Financial Services Ltd.	347,070	1,023
	Petronet LNG Ltd.	426,252	1,022
	Wipro Ltd.	222,313	1,021
	Jindal Stainless Ltd. (XNSE)	189,940	1,010
	Adani Total Gas Ltd.	146,708	992
	Apollo Tyres Ltd.	215,699	988
	ACC Ltd.	43,326	983
	JSW Energy Ltd.	212,039	983
	Tata Chemicals Ltd.	84,731	976
	Torrent Power Ltd.	111,496	974
	Canara Bank	210,108	971
	KEI Industries Ltd.	33,362	961
	Cadila Healthcare Ltd.	138,637	955
	LIC Housing Finance Ltd.	172,379	951
*	Hindustan Petroleum Corp. Ltd.	318,952	949
	Oberoi Realty Ltd.	69,252	946
	Ipca Laboratories Ltd.	79,184	935
	Indraprastha Gas Ltd.	201,717	927
	Sundram Fasteners Ltd.	61,310	924
	Steel Authority of India Ltd.	914,975	922
*	Star Health & Allied Insurance Co. Ltd.	132,168	921
*	GMR Airports Infrastructure Ltd.	1,400,213	919
	Muthoot Finance Ltd.	57,911	904
	AIA Engineering Ltd.	21,364	902
[3]	Laurus Labs Ltd.	204,857	890
	360 One Wam Ltd.	140,851	889
	Cyient Ltd.	46,058	879
	BSE Ltd.	39,135	876
[3]	Indian Railway Finance Corp. Ltd.	995,337	869
	Patanjali Foods Ltd.	52,228	857
	Ramco Cements Ltd.	69,931	833
	Cholamandalam Financial Holdings Ltd.	60,518	827
	Elgi Equipments Ltd.	136,120	826
	Linde India Ltd.	11,423	822
	Solar Industries India Ltd.	12,439	822
*	PVR Inox Ltd.	42,786	821
	Angel One Ltd.	26,218	814
	Gujarat Fluorochemicals Ltd.	24,328	811
	Union Bank of India Ltd.	653,736	799
	Blue Star Ltd.	73,376	780
	Piramal Enterprises Ltd.	66,094	775
	Emami Ltd.	125,311	768
	United Breweries Ltd.	39,043	758
	Sonata Software Ltd.	54,433	754
		Shares	Market Value• ($000)
	Navin Fluorine International Ltd.	18,229	753
	Grindwell Norton Ltd.	29,168	751
	Coromandel International Ltd.	59,367	744
	Bata India Ltd.	39,350	740
	Carborundum Universal Ltd.	57,390	739
[3]	Syngene International Ltd.	89,218	729
[3]	RBL Bank Ltd.	273,031	723
	Glenmark Pharmaceuticals Ltd.	79,307	713
	Exide Industries Ltd.	232,558	713
	Schaeffler India Ltd.	20,763	703
	SKF India Ltd.	11,800	696
	L&T Finance Holdings Ltd.	432,884	692
	NHPC Ltd.	1,145,792	691
	Escorts Kubota Ltd.	18,253	687
	JB Chemicals & Pharmaceuticals Ltd.	40,794	685
	Aarti Industries Ltd.	122,095	667
	Bharti Airtel Ltd.	103,325	666
*	Vodafone Idea Ltd.	4,639,333	660
	UNO Minda Ltd.	94,012	658
[3]	L&T Technology Services Ltd.	13,028	656
	Motherson Sumi Wiring India Ltd.	895,052	644
	Kajaria Ceramics Ltd.	42,375	642
	Ratnamani Metals & Tubes Ltd.	19,300	641
	Thermax Ltd.	18,593	633
	Atul Ltd.	8,249	618
	3M India Ltd.	1,726	617
	JK Cement Ltd.	16,263	617
	KEC International Ltd.	81,741	617
	Poonawalla Fincorp Ltd.	145,511	617
	Radico Khaitan Ltd.	41,890	613
	Can Fin Homes Ltd.	65,952	605
	Biocon Ltd.	228,435	603
	Gujarat Gas Ltd.	122,589	603
	Oil India Ltd.	166,655	599
	Central Depository Services India Ltd.	33,206	581
	Ajanta Pharma Ltd.	26,964	571
	Timken India Ltd.	16,324	569
	Honeywell Automation India Ltd.	1,309	566
	Birlasoft Ltd.	85,871	565
*	Aditya Birla Capital Ltd.	271,958	564
	ZF Commercial Vehicle Control Systems India Ltd.	2,983	563
	Oracle Financial Services Software Ltd.	11,959	557
	Great Eastern Shipping Co. Ltd.	58,258	556
	Computer Age Management Services Ltd.	20,513	554
*,3	Krishna Institute of Medical Sciences Ltd.	24,149	548
		Shares	Market Value• ($000)
	Alkem Laboratories Ltd.	12,225	547
	National Aluminium Co. Ltd.	487,109	539
	Natco Pharma Ltd.	56,024	539
	Narayana Hrudayalaya Ltd.	44,644	534
	Kalyan Jewellers India Ltd.	153,637	533
	Brigade Enterprises Ltd.	71,580	529
[3]	Dr Lal PathLabs Ltd.	18,193	528
*	Suven Pharmaceuticals Ltd.	74,665	519
	Prestige Estates Projects Ltd.	55,794	513
[3]	IndiaMart InterMesh Ltd.	16,121	513
*,3	PNB Housing Finance Ltd. (XNSE)	57,658	510
	Lakshmi Machine Works Ltd.	3,214	510
	Intellect Design Arena Ltd.	62,018	506
	Apar Industries Ltd.	8,135	506
	Indian Bank	99,954	504
*	CreditAccess Grameen Ltd.	26,249	503
	Redington Ltd.	293,081	502
*	Aditya Birla Fashion and Retail Ltd.	193,532	499
	Century Textiles & Industries Ltd.	38,230	497
	Praj Industries Ltd.	76,620	493
	Vedant Fashions Ltd.	31,767	493
	Devyani International Ltd.	226,632	490
	Gujarat State Petronet Ltd.	149,419	480
	Manappuram Finance Ltd.	287,238	474
	Indiabulls Housing Finance Ltd.	242,365	472
*	Restaurant Brands Asia Ltd.	344,654	462
	Bank of India	400,010	461
[3]	Equitas Small Finance Bank Ltd.	407,119	454
*	Aavas Financiers Ltd.	26,692	452
	Amara Raja Energy & Mobility Ltd.	61,361	452
	Welspun Corp. Ltd.	88,010	450
	Sanofi India Ltd.	4,933	448
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	53,281	443
	Sun TV Network Ltd.	57,602	439
	Bayer CropScience Ltd.	7,372	436
	City Union Bank Ltd.	259,238	430
[3]	Mindspace Business Parks REIT	115,354	428
	UTI Asset Management Co. Ltd.	46,881	424
	Zensar Technologies Ltd.	71,738	422
	Ceat Ltd.	16,571	420
	Castrol India Ltd.	256,622	420
	Finolex Cables Ltd.	38,898	419
	Craftsman Automation Ltd.	7,135	417
37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NCC Ltd.	239,084	415
	GHCL Ltd.	59,253	414
	Hindustan Zinc Ltd.	116,426	413
*	Godrej Industries Ltd.	54,281	410
	Raymond Ltd.	19,219	407
	Westlife Foodworld Ltd.	42,368	404
	EIH Ltd.	149,751	404
	CESC Ltd.	394,390	402
	CRISIL Ltd.	7,981	393
	Karur Vysya Bank Ltd.	228,490	393
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	392
	Mazagon Dock Shipbuilders Ltd.	16,577	392
	Finolex Industries Ltd.	169,019	390
	Balrampur Chini Mills Ltd.	77,901	387
*,3	Lemon Tree Hotels Ltd.	291,511	384
	EID Parry India Ltd.	68,665	381
	Chambal Fertilizers and Chemicals Ltd.	109,632	380
	VIP Industries Ltd.	51,550	377
	Granules India Ltd.	95,895	375
*	Global Health Ltd.	39,593	373
	Relaxo Footwears Ltd.	34,486	372
	Tanla Platforms Ltd.	32,499	372
	IRB Infrastructure Developers Ltd.	917,809	370
	Mahanagar Gas Ltd.	29,783	369
	KPR Mill Ltd.	37,918	367
*	Piramal Pharma Ltd.	291,020	366
*	India Cements Ltd.	143,258	360
*,3	Aster DM Healthcare Ltd.	90,746	360
	Mastek Ltd.	13,582	360
	Pfizer Ltd.	7,572	358
[3]	Nippon Life India Asset Management Ltd.	75,895	357
	Ramkrishna Forgings Ltd.	46,347	357
	Kansai Nerolac Paints Ltd.	94,146	356
*	Rajesh Exports Ltd.	65,522	353
	Whirlpool of India Ltd.	17,831	352
	Kalpataru Projects International Ltd.	44,183	352
	GMM Pfaudler Ltd.	16,739	349
	Asahi India Glass Ltd.	51,501	346
	NBCC India Ltd.	437,665	345
*	Amber Enterprises India Ltd.	9,641	340
	Titagarh Rail System Ltd.	37,013	339
*,3	Tejas Networks Ltd.	32,448	334
[3]	Indian Energy Exchange Ltd.	220,407	333
	Multi Commodity Exchange of India Ltd.	11,736	329
*	NMDC Steel Ltd.	674,943	326
	Jindal Saw Ltd.	61,019	325
	Rail Vikas Nigam Ltd.	174,635	323
	Himadri Speciality Chemical Ltd.	112,303	322
		Shares	Market Value• ($000)
*	Medplus Health Services Ltd.	33,464	318
	HFCL Ltd.	405,722	317
	Rainbow Children's Medicare Ltd.	24,769	316
	Aptus Value Housing Finance India Ltd.	90,788	315
[3]	ICICI Securities Ltd.	40,951	314
*	Reliance Power Ltd.	1,529,249	314
*	Affle India Ltd.	24,865	314
	Happiest Minds Technologies Ltd.	31,684	312
	CIE Automotive India Ltd.	56,317	311
	Rhi Magnesita India Ltd.	37,741	311
	Poly Medicure Ltd.	18,373	310
	Data Patterns India Ltd.	13,722	307
	Kirloskar Oil Engines Ltd.	46,169	302
	Bombay Burmah Trading Co.	18,422	300
	Welspun India Ltd.	165,376	299
	DCM Shriram Ltd.	26,845	299
*	Jaiprakash Power Ventures Ltd.	2,587,897	298
	Olectra Greentech Ltd.	21,742	298
*	Adani Wilmar Ltd.	75,452	296
*	MTAR Technologies Ltd.	10,067	295
*	Reliance Infrastructure Ltd.	143,985	293
	Vinati Organics Ltd.	14,035	292
	Usha Martin Ltd.	81,401	291
	V-Guard Industries Ltd.	80,619	290
	EPL Ltd.	133,127	289
	Gujarat State Fertilizers & Chemicals Ltd.	119,346	287
*	Triveni Turbine Ltd.	66,224	286
	Edelweiss Financial Services Ltd.	370,357	276
[3]	Endurance Technologies Ltd.	14,247	273
	Karnataka Bank Ltd.	98,208	271
	JBM Auto Ltd.	18,813	271
	Strides Pharma Science Ltd.	46,763	268
	JK Lakshmi Cement Ltd.	32,258	266
	Sumitomo Chemical India Ltd.	58,716	263
	Cera Sanitaryware Ltd.	2,571	262
	Clean Science & Technology Ltd.	16,468	258
	Safari Industries India Ltd.	5,178	257
	Hitachi Energy India Ltd.	5,131	255
[3]	General Insurance Corp. of India	92,423	253
	Rain Industries Ltd.	136,140	252
	HEG Ltd.	12,885	252
	Aegis Logistics Ltd.	70,516	248
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	32,049	248
*	Hindustan Construction Co. Ltd.	805,869	247
		Shares	Market Value• ($000)
	KNR Constructions Ltd.	76,589	243
	South Indian Bank Ltd.	829,833	242
*	Sapphire Foods India Ltd.	15,387	240
*	Tata Teleservices Maharashtra Ltd.	230,716	239
	Trident Ltd.	564,587	237
	Firstsource Solutions Ltd.	125,955	236
	CCL Products India Ltd.	32,979	234
	Mahindra Lifespace Developers Ltd.	39,289	232
*	Indiabulls Real Estate Ltd.	261,087	230
	Blue Dart Express Ltd.	2,868	227
	DCB Bank Ltd.	163,334	225
	Care Ratings Ltd.	20,479	224
	Bharat Dynamics Ltd.	19,141	224
*	Shree Renuka Sugars Ltd.	381,665	223
	Sobha Ltd.	25,879	222
	Zydus Wellness Ltd.	12,043	222
	Bajaj Electricals Ltd.	18,062	222
	Vardhman Textiles Ltd.	50,065	222
	Engineers India Ltd.	147,079	219
*	Nazara Technologies Ltd.	22,244	216
	Route Mobile Ltd.	11,442	213
	Gujarat Pipavav Port Ltd.	144,949	212
	Century Plyboards India Ltd.	27,829	207
	eClerx Services Ltd.	8,740	206
	ION Exchange India Ltd.	31,871	204
	NOCIL Ltd.	76,124	202
	IDBI Bank Ltd.	271,860	202
	Jubilant Pharmova Ltd.	44,430	200
	Motilal Oswal Financial Services Ltd.	15,992	199
	Rallis India Ltd.	74,494	194
*	Nuvoco Vistas Corp. Ltd.	47,490	194
	PNC Infratech Ltd.	48,109	193
*	IFCI Ltd.	736,143	192
	Fine Organic Industries Ltd.	3,619	192
	Procter & Gamble Health Ltd.	3,042	187
	Orient Electric Ltd.	70,738	185
	Birla Corp. Ltd.	12,063	184
	Tamilnad Mercantile Bank Ltd.	27,975	182
[3]	Metropolis Healthcare Ltd.	10,629	179
[3]	IRB InvIT Fund	210,617	178
	Gateway Distriparks Ltd.	168,614	177
*	Chemplast Sanmar Ltd.	32,661	174
	JM Financial Ltd.	174,181	171
	Akzo Nobel India Ltd.	5,907	171
	Jubilant Ingrevia Ltd.	33,633	170
	PTC India Ltd.	96,216	162
	KRBL Ltd.	37,104	161
	JK Paper Ltd.	35,100	161
38

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Just Dial Ltd.	18,160	160
	Galaxy Surfactants Ltd.	4,894	160
	Capri Global Capital Ltd.	17,533	160
	AstraZeneca Pharma India Ltd.	2,814	158
	Graphite India Ltd.	28,273	158
	Balaji Amines Ltd.	6,454	158
[3]	New India Assurance Co. Ltd.	94,543	158
	Alembic Pharmaceuticals Ltd.	18,294	157
*	Sheela Foam Ltd.	12,142	157
	Infibeam Avenues Ltd. (XNSE)	678,952	156
	Garware Technical Fibres Ltd.	4,018	153
	Alkyl Amines Chemicals Ltd.	5,678	146
*	Brightcom Group Ltd.	714,690	144
	Avanti Feeds Ltd.	29,194	142
	BASF India Ltd.	4,679	142
[3]	Godrej Agrovet Ltd.	25,053	140
	TTK Prestige Ltd.	14,490	139
	Saregama India Ltd.	35,469	137
[3]	Quess Corp. Ltd.	26,211	133
	Bajaj Consumer Care Ltd.	47,271	132
*	Campus Activewear Ltd.	41,160	132
	Vaibhav Global Ltd.	25,010	126
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	121
	Sterlite Technologies Ltd.	70,464	118
*	TeamLease Services Ltd.	4,054	114
*	V-Mart Retail Ltd.	5,403	107
	Allcargo Logistics Ltd.	34,634	106
*	Borosil Renewables Ltd.	20,853	102
*	Alok Industries Ltd.	457,474	96
*	TV18 Broadcast Ltd.	188,630	94
*	Sun Pharma Advanced Research Co. Ltd.	32,065	88
*	Kaveri Seed Co. Ltd.	11,057	82
	Polyplex Corp. Ltd.	6,575	81
	Symphony Ltd.	6,976	71
*	Dhani Services Ltd.	139,298	64
*	NIIT Ltd.	40,043	61
*	Wockhardt Ltd.	20,742	57
	Vakrangee Ltd.	236,119	50
[3]	Dilip Buildcon Ltd.	13,777	50
*,1	Bajel Projects Ltd.	18,062	28
*,1	Digidrive Distributors Ltd.	7,093	11
			735,708
Indonesia (0.2%)
	Bank Central Asia Tbk PT	30,681,220	16,903
	Bank Rakyat Indonesia Persero Tbk PT	38,572,742	12,061
	Bank Mandiri Persero Tbk PT	24,335,264	8,694
	Telkom Indonesia Persero Tbk PT	25,557,840	5,603
		Shares	Market Value• ($000)
	Astra International Tbk PT	11,116,530	4,044
	Bank Negara Indonesia Persero Tbk PT	8,258,660	2,492
	Sumber Alfaria Trijaya Tbk PT	10,258,200	1,867
*	Charoen Pokphand Indonesia Tbk PT	4,090,700	1,494
*	GoTo Gojek Tokopedia Tbk PT	394,015,400	1,491
*	Merdeka Copper Gold Tbk PT	10,453,500	1,466
	United Tractors Tbk PT	853,760	1,351
	Kalbe Farma Tbk PT	9,858,400	1,048
	Adaro Energy Tbk PT	6,340,400	1,023
	Indofood Sukses Makmur Tbk PT	2,391,500	1,001
	Barito Pacific Tbk PT	13,857,332	982
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,471,600	889
*	Bumi Resources Minerals Tbk PT	72,212,582	882
	Indofood CBP Sukses Makmur Tbk PT	1,153,700	752
*	Bumi Resources Tbk PT	105,318,400	749
	Unilever Indonesia Tbk PT	3,116,800	711
	Indosat Tbk PT	1,077,200	641
	Semen Indonesia Persero Tbk PT	1,640,294	630
	Sarana Menara Nusantara Tbk PT	10,600,800	595
	Aneka Tambang Tbk	4,856,300	520
	Indocement Tunggal Prakarsa Tbk PT	871,700	509
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	509
	Elang Mahkota Teknologi Tbk PT	14,286,300	450
*	Bukalapak.com PT Tbk	33,476,000	443
	Dayamitra Telekomunikasi PT	11,275,900	440
	Mitra Adiperkasa Tbk PT	3,978,800	435
	Perusahaan Gas Negara Persero Tbk PT	5,370,300	425
	Medco Energi Internasional Tbk PT	4,933,581	397
	AKR Corporindo Tbk PT	4,222,200	396
	Tower Bersama Infrastructure Tbk PT	2,852,655	372
	Indo Tambangraya Megah Tbk PT	221,200	369
	Pakuwon Jati Tbk PT	14,553,500	366
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	354
	Gudang Garam Tbk PT	237,600	348
	Ciputra Development Tbk PT	4,964,830	346
	XL Axiata Tbk PT	2,360,946	337
	Vale Indonesia Tbk PT	1,071,800	334
	Summarecon Agung Tbk PT	9,512,866	320
		Shares	Market Value• ($000)
	Jasa Marga Persero Tbk PT	1,144,417	307
	Bukit Asam Tbk PT	1,937,900	303
	Mayora Indah Tbk PT	1,663,000	299
	Avia Avian Tbk PT	9,290,900	292
*	Smartfren Telecom Tbk PT	87,088,100	285
*	Bank Bukopin Tbk PT (XIDX)	52,916,014	260
	BFI Finance Indonesia Tbk PT	4,032,300	260
	Japfa Comfeed Indonesia Tbk PT	3,336,200	257
	Bank Tabungan Negara Persero Tbk PT	3,224,980	249
	Hanjaya Mandala Sampoerna Tbk PT	4,323,200	248
*	Bumi Serpong Damai Tbk PT	3,763,400	238
	Bank BTPN Syariah Tbk PT	1,919,700	190
	Media Nusantara Citra Tbk PT	6,116,100	190
	Map Aktif Adiperkasa PT	4,000,400	188
	Surya Esa Perkasa Tbk PT	4,592,500	173
*	Bank Pan Indonesia Tbk PT	2,092,200	150
*	Global Mediacom Tbk PT	8,690,900	149
	Ace Hardware Indonesia Tbk PT	2,595,300	131
	LEG Immobilien SE	1,378,981	130
	Matahari Department Store Tbk PT	1,013,000	127
*	Panin Financial Tbk PT	7,071,800	121
*,1	Waskita Karya Persero Tbk PT	9,251,808	118
*	Lippo Karawaci Tbk PT	19,524,292	108
	Surya Citra Media Tbk PT	11,298,100	107
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	100
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	87
*	MNC Digital Entertainment Tbk PT	460,900	87
	Astra Agro Lestari Tbk PT	170,855	76
*	Alam Sutera Realty Tbk PT	6,013,500	63
*	Bank Neo Commerce Tbk PT	4,158,400	59
	Timah Tbk PT	1,216,300	53
*	Adhi Karya Persero Tbk PT	1,847,453	47
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	42
	Ramayana Lestari Sentosa Tbk PT	1,190,900	37
	Bank Danamon Indonesia Tbk PT	189,500	33
*	Wijaya Karya Persero Tbk PT	1,149,145	28
39

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,853,845	26
*	PP Persero Tbk PT	528,300	19
			80,676
Ireland (0.1%)
	Kerry Group plc Class A	85,157	6,578
	Kingspan Group plc	84,641	5,696
	Bank of Ireland Group plc	588,401	5,273
	AIB Group plc	680,630	2,955
	Glanbia plc (XDUB)	95,241	1,500
	Dalata Hotel Group plc	101,203	430
*,1	Irish Bank Resolution Corp. Ltd.	14,385	—
			22,432
Israel (0.2%)
	Bank Leumi Le-Israel BM	860,785	5,544
*	Nice Ltd.	35,622	5,461
	Bank Hapoalim BM	747,644	5,348
*	Teva Pharmaceutical Industries Ltd.	613,941	5,270
	Israel Discount Bank Ltd. Class A	713,082	3,134
	Elbit Systems Ltd.	13,522	2,515
	Mizrahi Tefahot Bank Ltd.	77,660	2,404
	ICL Group Ltd.	400,477	1,948
*	Nova Ltd.	15,819	1,515
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,122,558	1,381
*	Tower Semiconductor Ltd.	58,576	1,360
	First International Bank of Israel Ltd.	32,794	1,116
	Azrieli Group Ltd.	22,234	957
*	Camtek Ltd.	16,809	876
*	Enlight Renewable Energy Ltd.	64,634	871
	Phoenix Holdings Ltd.	88,122	748
	Mivne Real Estate KD Ltd.	339,594	733
	Melisron Ltd.	12,802	694
*	Perion Network Ltd.	25,241	650
*	Shufersal Ltd.	128,924	544
*	Strauss Group Ltd.	27,341	507
*	Airport City Ltd.	37,952	500
	Shapir Engineering and Industry Ltd.	91,917	493
	Delek Group Ltd.	4,481	490
*	Big Shopping Centers Ltd.	6,898	484
	Amot Investments Ltd.	115,016	482
*	Clal Insurance Enterprises Holdings Ltd.	36,645	458
*	Israel Corp. Ltd.	2,043	441
	Sapiens International Corp. NV	16,420	415
	Alony Hetz Properties & Investments Ltd.	82,522	403
	Harel Insurance Investments & Financial Services Ltd.	57,896	372
		Shares	Market Value• ($000)
	REIT 1 Ltd.	101,213	366
	Oil Refineries Ltd.	1,298,336	356
*	Paz Oil Co. Ltd.	4,895	348
	Energix-Renewable Energies Ltd.	140,935	343
	FIBI Holdings Ltd.	9,088	320
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	309
	Fox Wizel Ltd.	5,277	300
	Kenon Holdings Ltd.	16,357	299
	Hilan Ltd.	6,811	293
	Matrix IT Ltd.	17,238	291
	Isracard Ltd.	92,515	289
	Electra Ltd.	897	284
*	Fattal Holdings 1998 Ltd.	3,383	280
*	Equital Ltd.	12,512	272
*	Partner Communications Co. Ltd.	72,295	263
*	Shikun & Binui Ltd.	114,381	258
*	OPC Energy Ltd.	47,279	256
	Formula Systems 1985 Ltd.	4,100	232
	Ashtrom Group Ltd.	20,230	218
	Maytronics Ltd.	22,147	206
	Sella Capital Real Estate Ltd.	112,637	200
*	Summit Real Estate Holdings Ltd.	20,728	199
	Menora Mivtachim Holdings Ltd.	9,950	198
	One Software Technologies Ltd.	19,326	196
	Delta Galil Ltd.	5,243	166
	Israel Canada T.R Ltd.	61,969	130
	Danel Adir Yeoshua Ltd.	1,767	127
	Migdal Insurance & Financial Holdings Ltd.	122,731	115
	Mega Or Holdings Ltd.	8,209	113
	Elco Ltd.	4,366	104
*	Ashdod Refinery Ltd.	4,895	96
	Delek Automotive Systems Ltd.	20,634	95
*	AFI Properties Ltd.	3,182	86
*	Cellcom Israel Ltd.	32,887	81
	Gav-Yam Lands Corp. Ltd.	13,562	77
	G City Ltd.	29,496	72
*	Kamada Ltd.	16,638	72
	AudioCodes Ltd.	9,082	70
*	Gilat Satellite Networks Ltd.	10,809	65
	IDI Insurance Co. Ltd.	2,463	48
	Naphtha Israel Petroleum Corp. Ltd.	9,312	36
			56,243
Italy (0.7%)
	Enel SpA	4,279,363	27,164
	UniCredit SpA	972,613	24,383
	Stellantis NV	1,206,275	22,536
	Intesa Sanpaolo SpA	8,496,577	22,140
	Ferrari NV	65,149	19,721
	Eni SpA	1,193,534	19,511
		Shares	Market Value• ($000)
	Assicurazioni Generali SpA	741,128	14,722
	Terna - Rete Elettrica Nazionale	791,181	6,058
	Moncler SpA	114,113	5,927
	CNH Industrial NV	534,576	5,924
	Snam SpA	1,242,883	5,699
	Prysmian SpA	148,280	5,553
	Mediobanca Banca di Credito Finanziario SpA	365,760	4,369
	FinecoBank Banca Fineco SpA	337,713	3,984
	Banco BPM SpA	748,915	3,832
	Leonardo SpA	218,171	3,297
	Davide Campari-Milano NV	274,590	3,035
	Tenaris SA	161,507	2,577
[3]	Poste Italiane SpA	250,726	2,482
	Recordati Industria Chimica e Farmaceutica SpA	53,070	2,455
[3]	Infrastrutture Wireless Italiane SpA	191,997	2,102
	Amplifon SpA	70,497	1,992
	Interpump Group SpA	47,471	1,985
	BPER Banca	584,053	1,901
*,3	Nexi SpA	326,937	1,900
*,2	Telecom Italia SpA (MTAA)	6,279,446	1,624
	A2A SpA	847,275	1,590
	Brunello Cucinelli SpA	17,877	1,438
	Tenaris SA ADR	45,891	1,437
	Italgas SpA	265,764	1,351
	Azimut Holding SpA	59,029	1,244
[3]	Pirelli & C SpA	275,708	1,228
	Hera SpA	429,690	1,209
	Unipol Gruppo SpA	221,791	1,202
	Buzzi SpA	44,809	1,187
	Banca Popolare di Sondrio SpA	215,558	1,176
	Banca Mediolanum SpA	137,953	1,126
	Reply SpA	11,817	1,115
	DiaSorin SpA	12,064	1,081
[3]	BFF Bank SpA	107,276	1,031
	Banca Generali SpA	31,446	1,020
	De' Longhi SpA	40,403	904
*	Iveco Group NV	103,760	874
*	Saipem SpA	550,787	839
	Iren SpA	407,360	816
	Brembo SpA	75,651	814
	ERG SpA	32,477	798
	SOL SpA	23,304	671
*	Banca Monte dei Paschi di Siena SpA	230,350	624
[3]	Enav SpA	156,225	521
	Salvatore Ferragamo SpA	42,352	518
[3]	Carel Industries SpA	24,662	514
	Saras SpA	340,148	494
	UnipolSai Assicurazioni SpA	206,879	490
	Sesa SpA	4,771	482
[3]	Technogym SpA	63,727	480
[3]	Anima Holding SpA	108,107	442
	Tamburi Investment Partners SpA	48,617	408
40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Maire Tecnimont SpA	87,046	405
[2]	Danieli & C Officine Meccaniche SpA (MTAA)	14,064	372
	Sanlorenzo SpA	9,428	336
	Ariston Holding NV	56,751	318
	Piaggio & C SpA	116,725	314
[3]	RAI Way SpA	60,677	301
	Salcef Group SpA	12,297	292
	ACEA SpA	22,675	273
	Credito Emiliano SpA	32,496	263
	Webuild SpA (MTAA)	139,245	251
	Gruppo MutuiOnline SpA	8,773	247
	Banca IFIS SpA	13,418	229
	El.En. SpA	23,497	220
	MFE-MediaForEurope NV Class A	117,220	213
*,2	Fincantieri SpA	363,537	194
	Zignago Vetro SpA	13,478	176
*,3	GVS SpA	37,723	169
	MARR SpA	13,886	165
	Arnoldo Mondadori Editore SpA	74,965	164
	Cementir Holding NV	19,613	163
*	Tod's SpA	4,506	151
*,2	Juventus Football Club SpA	545,574	146
	Tinexta SpA	7,571	130
	Italmobiliare SpA	4,572	116
	Alerion Cleanpower SpA	3,159	78
[3]	doValue SpA	22,034	76
	Biesse SpA	6,496	69
	MFE-MediaForEurope NV Class B	20,801	55
	Datalogic SpA	8,753	53
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	28
			251,964
Japan (6.2%)
	Toyota Motor Corp.	6,591,240	115,305
	Sony Group Corp.	681,900	56,692
	Mitsubishi UFJ Financial Group Inc.	6,413,560	53,804
	Keyence Corp.	107,232	41,512
	Sumitomo Mitsui Financial Group Inc.	701,848	33,835
	Tokyo Electron Ltd.	246,400	32,559
	Shin-Etsu Chemical Co. Ltd.	1,062,380	31,769
	Hitachi Ltd.	494,152	31,323
	Mitsui & Co. Ltd.	822,800	29,904
	Mitsubishi Corp.	631,100	29,419
	Honda Motor Co. Ltd.	2,710,923	27,784
	Daiichi Sankyo Co. Ltd.	1,040,200	26,821
	ITOCHU Corp.	734,028	26,440
	KDDI Corp.	876,900	26,232
	Nintendo Co. Ltd.	574,560	23,738
	Mizuho Financial Group Inc.	1,397,710	23,731
	Tokio Marine Holdings Inc.	1,019,856	22,816
		Shares	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	837,139	22,724
	SoftBank Group Corp.	538,240	22,043
	Recruit Holdings Co. Ltd.	741,027	21,247
	Daikin Industries Ltd.	146,263	21,088
	Fast Retailing Co. Ltd.	86,000	19,040
	Nippon Telegraph & Telephone Corp.	15,754,800	18,540
	Hoya Corp.	189,551	18,248
	Softbank Corp.	1,516,533	17,147
	Oriental Land Co. Ltd.	516,200	16,697
	Murata Manufacturing Co. Ltd.	923,022	15,811
	Seven & i Holdings Co. Ltd.	425,200	15,579
	Japan Tobacco Inc.	651,382	15,163
	SMC Corp.	31,500	14,546
	Denso Corp.	967,600	14,288
	FANUC Corp.	524,755	13,023
	Fujitsu Ltd.	98,440	12,753
	Astellas Pharma Inc.	993,500	12,568
	Canon Inc.	525,700	12,428
	Marubeni Corp.	843,228	12,329
	Mitsubishi Electric Corp.	1,069,940	12,268
	Sumitomo Corp.	607,500	11,942
	ORIX Corp.	648,060	11,786
	Bridgestone Corp.	309,804	11,725
	Komatsu Ltd.	504,550	11,593
	Central Japan Railway Co.	500,495	11,265
	Dai-ichi Life Holdings Inc.	517,400	10,930
	Mitsui Fudosan Co. Ltd.	491,900	10,662
	FUJIFILM Holdings Corp.	194,900	10,661
	Chugai Pharmaceutical Co. Ltd.	358,200	10,623
	Advantest Corp.	407,756	10,503
	Nidec Corp.	284,096	10,421
	East Japan Railway Co.	199,605	10,367
	Panasonic Holdings Corp.	1,178,459	10,339
	Japan Post Holdings Co. Ltd.	1,137,752	10,070
	Suzuki Motor Corp.	252,271	9,791
	Terumo Corp.	356,828	9,762
	Daiwa House Industry Co. Ltd.	354,700	9,756
	Nippon Steel Corp.	450,558	9,718
	Asahi Group Holdings Ltd.	266,952	9,656
	Ajinomoto Co. Inc.	252,800	9,233
	Kao Corp.	250,048	9,123
	MS&AD Insurance Group Holdings Inc.	248,756	9,115
	Olympus Corp.	680,500	9,088
	Otsuka Holdings Co. Ltd.	263,800	8,876
*	Renesas Electronics Corp.	655,223	8,607
	Aeon Co. Ltd.	392,200	8,252
	Kyocera Corp.	165,500	8,158
	Shares	Market Value• ($000)
Mitsubishi Heavy Industries Ltd.	158,087	8,142
Disco Corp.	46,100	8,141
Kubota Corp.	588,100	7,909
Mitsubishi Estate Co. Ltd.	607,791	7,780
Eisai Co. Ltd.	145,800	7,724
Sompo Holdings Inc.	172,275	7,463
Inpex Corp.	514,000	7,459
TDK Corp.	199,160	7,452
Secom Co. Ltd.	106,687	7,410
Japan Post Bank Co. Ltd.	798,736	7,404
Sumitomo Mitsui Trust Holdings Inc.	196,046	7,351
Unicharm Corp.	213,300	7,248
Lasertec Corp.	42,900	7,086
Shionogi & Co. Ltd.	148,000	6,892
Shiseido Co. Ltd.	216,200	6,857
NEC Corp.	140,300	6,756
Bandai Namco Holdings Inc.	321,900	6,669
Nippon Yusen KK	268,900	6,579
Toyota Tsusho Corp.	123,400	6,569
Toyota Industries Corp.	88,100	6,529
Nomura Holdings Inc.	1,654,000	6,390
Nomura Research Institute Ltd.	239,669	6,291
Resona Holdings Inc.	1,167,689	6,239
Sekisui House Ltd.	309,200	6,055
Shimano Inc.	42,000	6,044
Subaru Corp.	337,600	5,844
Kirin Holdings Co. Ltd.	415,500	5,839
Kikkoman Corp.	102,150	5,812
ENEOS Holdings Inc.	1,550,807	5,746
Japan Exchange Group Inc.	289,300	5,721
Obic Co. Ltd.	37,200	5,499
Sumitomo Realty & Development Co. Ltd.	217,346	5,454
Kansai Electric Power Co. Inc.	401,100	5,136
Tokyo Gas Co. Ltd.	226,400	5,084
Sysmex Corp.	105,834	5,070
Nitto Denko Corp.	78,100	5,054
West Japan Railway Co.	129,532	4,937
T&D Holdings Inc.	274,000	4,888
Yaskawa Electric Corp.	144,663	4,735
Mitsui OSK Lines Ltd.	182,417	4,710
Daiwa Securities Group Inc.	806,500	4,651
Chubu Electric Power Co. Inc.	384,270	4,644
Sumitomo Electric Industries Ltd.	422,200	4,432
Nitori Holdings Co. Ltd.	40,800	4,418
Pan Pacific International Holdings Corp.	225,800	4,373
NTT Data Group Corp.	353,500	4,359
JFE Holdings Inc.	308,500	4,298
Nissan Motor Co. Ltd.	1,096,101	4,218
Asahi Kasei Corp.	678,500	4,171
41

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ono Pharmaceutical Co. Ltd.	239,000	4,127
	Yamaha Motor Co. Ltd.	167,500	4,093
	Osaka Gas Co. Ltd.	216,100	4,075
	Nexon Co. Ltd.	222,024	4,074
[2]	Kawasaki Kisen Kaisha Ltd.	118,697	4,070
	Toray Industries Inc.	838,200	4,055
	Mitsubishi Chemical Group Corp.	710,384	4,020
	Daito Trust Construction Co. Ltd.	36,552	3,921
	Kajima Corp.	233,100	3,853
	Nippon Paint Holdings Co. Ltd.	567,553	3,816
	Hankyu Hanshin Holdings Inc.	119,500	3,760
	Tokyu Corp.	331,900	3,747
	M3 Inc.	243,238	3,746
*	Tokyo Electric Power Co. Holdings Inc.	876,700	3,710
	LY Corp.	1,446,300	3,687
	Dai Nippon Printing Co. Ltd.	139,600	3,642
	Sumitomo Metal Mining Co. Ltd.	128,800	3,618
	Omron Corp.	100,300	3,593
	MINEBEA MITSUMI Inc.	228,184	3,578
	MatsukiyoCocokara & Co.	197,940	3,472
	Nippon Building Fund Inc.	859	3,451
	MEIJI Holdings Co. Ltd.	139,368	3,430
	Makita Corp.	132,400	3,422
	Yakult Honsha Co. Ltd.	144,576	3,407
	Shimadzu Corp.	143,700	3,398
	AGC Inc.	99,800	3,395
	Aisin Corp.	95,500	3,327
	Dentsu Group Inc.	114,149	3,316
	TOPPAN Holdings Inc.	143,700	3,314
	SG Holdings Co. Ltd.	229,700	3,256
	Obayashi Corp.	380,000	3,255
	Taisei Corp.	95,299	3,232
	Capcom Co. Ltd.	99,400	3,200
	Nissin Foods Holdings Co. Ltd.	36,700	3,193
	Nissan Chemical Corp.	75,500	3,079
	Isuzu Motors Ltd.	274,720	3,063
	Yamato Holdings Co. Ltd.	183,700	3,060
	Mazda Motor Corp.	316,000	3,054
	Rohm Co. Ltd.	188,400	3,019
	Asics Corp.	93,900	2,974
	SBI Holdings Inc.	138,140	2,972
	Idemitsu Kosan Co. Ltd.	125,214	2,843
	Nomura Real Estate Master Fund Inc.	2,576	2,843
	Zensho Holdings Co. Ltd.	53,800	2,828
	TIS Inc.	131,900	2,825
	Keisei Electric Railway Co. Ltd.	74,300	2,799
	Kintetsu Group Holdings Co. Ltd.	98,600	2,774
	Sojitz Corp.	132,159	2,744
	Shares	Market Value• ($000)
Concordia Financial Group Ltd.	589,879	2,741
Fuji Electric Co. Ltd.	70,577	2,687
Konami Group Corp.	51,500	2,668
Japan Real Estate Investment Corp.	715	2,656
Tobu Railway Co. Ltd.	108,800	2,619
Daifuku Co. Ltd.	158,100	2,612
JSR Corp.	96,000	2,570
Ibiden Co. Ltd.	60,200	2,567
Ricoh Co. Ltd.	316,200	2,563
Sekisui Chemical Co. Ltd.	186,300	2,552
Chiba Bank Ltd.	335,900	2,502
Odakyu Electric Railway Co. Ltd.	175,400	2,497
Hamamatsu Photonics KK	66,700	2,477
Rohto Pharmaceutical Co. Ltd.	105,200	2,454
Toyo Suisan Kaisha Ltd.	53,100	2,450
Yokogawa Electric Corp.	133,900	2,431
SUMCO Corp.	186,326	2,408
Nippon Prologis REIT Inc.	1,335	2,375
Niterra Co. Ltd.	104,700	2,343
Kyoto Financial Group Inc.	41,000	2,324
Japan Metropolitan Fund Investment	3,599	2,323
Yamaha Corp.	86,600	2,313
Trend Micro Inc.	60,900	2,295
MISUMI Group Inc.	150,900	2,284
GLP J-Reit	2,544	2,279
Ebara Corp.	51,300	2,272
Mitsui Chemicals Inc.	90,100	2,271
Rakuten Group Inc.	608,200	2,250
Fukuoka Financial Group Inc.	85,064	2,249
Shizuoka Financial Group Inc.	263,100	2,237
Mitsubishi HC Capital Inc. (XTKS)	336,350	2,217
Otsuka Corp.	55,000	2,205
Isetan Mitsukoshi Holdings Ltd.	192,200	2,168
Kobe Steel Ltd.	178,600	2,112
Kuraray Co. Ltd.	182,500	2,088
Brother Industries Ltd.	133,600	2,084
Kyowa Kirin Co. Ltd.	132,900	2,084
Suntory Beverage & Food Ltd.	68,900	2,073
Sumitomo Chemical Co. Ltd.	810,192	2,059
Oji Holdings Corp.	480,900	2,057
Nisshin Seifun Group Inc.	135,720	2,047
Shimizu Corp.	286,200	2,037
Hoshizaki Corp.	62,764	2,027
Daiwa House REIT Investment Corp.	1,142	2,021
Nippon Sanso Holdings Corp.	80,100	2,020
SCREEN Holdings Co. Ltd.	43,000	1,999
Hulic Co. Ltd.	217,271	1,992
Seiko Epson Corp.	142,100	1,973
Toho Co. Ltd.	57,600	1,968
		Shares	Market Value• ($000)
	USS Co. Ltd.	111,900	1,956
	Azbil Corp.	66,000	1,950
	Hirose Electric Co. Ltd.	17,121	1,940
	Tokyu Fudosan Holdings Corp.	329,986	1,923
	Asahi Intecc Co. Ltd.	113,800	1,912
	NIPPON EXPRESS HOLDINGS Inc.	37,200	1,912
	Ryohin Keikaku Co. Ltd.	134,470	1,896
	Socionext Inc.	19,440	1,896
	Tosoh Corp.	154,790	1,895
	Japan Post Insurance Co. Ltd.	97,978	1,887
	TOTO Ltd.	78,100	1,883
	McDonald's Holdings Co. Japan Ltd.	48,400	1,883
	Koito Manufacturing Co. Ltd.	124,500	1,865
[2]	Kobe Bussan Co. Ltd.	75,300	1,864
*	Skylark Holdings Co. Ltd.	124,647	1,839
	BayCurrent Consulting Inc.	72,870	1,830
	Kurita Water Industries Ltd.	59,900	1,820
	Keio Corp.	61,300	1,819
	Sumitomo Forestry Co. Ltd.	76,100	1,797
	Kawasaki Heavy Industries Ltd.	80,600	1,779
	Orix JREIT Inc.	1,539	1,769
	Hikari Tsushin Inc.	12,100	1,746
	Kyushu Railway Co.	84,424	1,726
	NGK Insulators Ltd.	141,000	1,723
	Amada Co. Ltd.	177,400	1,721
*	ANA Holdings Inc.	87,230	1,712
	NH Foods Ltd.	56,300	1,689
	Mebuki Financial Group Inc.	556,150	1,684
	Tohoku Electric Power Co. Inc.	269,000	1,680
	Cosmo Energy Holdings Co. Ltd.	44,852	1,641
	Haseko Corp.	132,200	1,627
	United Urban Investment Corp.	1,604	1,617
	Resonac Holdings Corp.	99,488	1,613
	Santen Pharmaceutical Co. Ltd.	181,800	1,577
*	Kyushu Electric Power Co. Inc.	242,300	1,548
	Marui Group Co. Ltd.	97,800	1,547
	Lixil Corp.	140,400	1,539
	Nikon Corp.	161,200	1,530
	Sumitomo Heavy Industries Ltd.	66,300	1,518
	Japan Airlines Co. Ltd.	81,345	1,495
[2]	Aozora Bank Ltd.	72,790	1,485
	Kansai Paint Co. Ltd.	101,400	1,484
	Tsuruha Holdings Inc.	20,100	1,476
	JGC Holdings Corp.	119,700	1,474
	Advance Residence Investment Corp.	676	1,470
	NOF Corp.	37,100	1,464
	Mitsubishi Gas Chemical Co. Inc.	107,700	1,456
42

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hitachi Construction Machinery Co. Ltd.	55,700	1,439
	Taiyo Yuden Co. Ltd.	64,200	1,439
	Nagoya Railroad Co. Ltd.	102,500	1,435
	Tokyo Tatemono Co. Ltd.	107,100	1,422
	Persol Holdings Co. Ltd.	946,000	1,418
	Alfresa Holdings Corp.	89,400	1,416
	IHI Corp.	73,600	1,413
	Square Enix Holdings Co. Ltd.	42,500	1,412
	Invincible Investment Corp.	3,665	1,410
	Yamazaki Baking Co. Ltd.	66,500	1,408
	Hachijuni Bank Ltd.	246,900	1,406
*	Toshiba Corp.	46,140	1,403
	Medipal Holdings Corp.	82,600	1,389
	Credit Saison Co. Ltd.	92,400	1,385
	Sanwa Holdings Corp.	101,500	1,369
	Nomura Real Estate Holdings Inc.	58,600	1,369
	Kobayashi Pharmaceutical Co. Ltd.	33,100	1,366
	Electric Power Development Co. Ltd.	89,100	1,366
*	Mercari Inc.	67,218	1,349
	Oracle Corp. Japan	18,700	1,327
	Sapporo Holdings Ltd.	37,500	1,320
	Keihan Holdings Co. Ltd.	53,900	1,318
	Iwatani Corp.	27,400	1,310
	Hisamitsu Pharmaceutical Co. Inc.	40,800	1,301
	Sega Sammy Holdings Inc.	83,200	1,301
	Tokyo Century Corp.	33,620	1,295
	NSK Ltd.	238,900	1,286
	Open House Group Co. Ltd.	39,000	1,285
	Air Water Inc.	101,800	1,284
	Goldwin Inc.	20,300	1,282
	Sanrio Co. Ltd.	29,892	1,273
	Lawson Inc.	26,300	1,271
	Yokohama Rubber Co. Ltd.	68,500	1,266
	COMSYS Holdings Corp.	61,498	1,265
	Stanley Electric Co. Ltd.	79,100	1,265
	Japan Airport Terminal Co. Ltd.	28,600	1,258
	Lion Corp.	130,000	1,248
	Nankai Electric Railway Co. Ltd.	64,600	1,237
	THK Co. Ltd.	68,900	1,231
	Daicel Corp.	144,400	1,228
	J Front Retailing Co. Ltd.	128,800	1,228
	Kyushu Financial Group Inc.	193,170	1,217
	Toyo Seikan Group Holdings Ltd.	72,300	1,216
	Shimamura Co. Ltd.	12,300	1,214
		Shares	Market Value• ($000)
	Nippon Shinyaku Co. Ltd.	29,700	1,205
	SCSK Corp.	70,400	1,202
	CyberAgent Inc.	225,468	1,184
	Keikyu Corp.	139,500	1,183
	Japan Prime Realty Investment Corp.	504	1,181
	Nichirei Corp.	54,300	1,175
	INFRONEER Holdings Inc.	111,252	1,174
	Seibu Holdings Inc.	119,588	1,168
	Tokyo Ohka Kogyo Co. Ltd.	20,200	1,167
	Iida Group Holdings Co. Ltd.	75,097	1,166
	TechnoPro Holdings Inc.	58,100	1,151
	Shinko Electric Industries Co. Ltd.	35,800	1,149
	ZOZO Inc.	60,400	1,148
*	SHIFT Inc.	6,300	1,143
	Kinden Corp.	74,100	1,122
	Mitsubishi Motors Corp.	343,000	1,120
	Activia Properties Inc.	408	1,104
	Japan Hotel REIT Investment Corp.	2,419	1,100
	Suzuken Co. Ltd.	35,660	1,092
[2]	Sekisui House REIT Inc.	2,073	1,092
	Nabtesco Corp.	61,500	1,089
	Gunma Bank Ltd.	222,600	1,076
	Taiheiyo Cement Corp.	62,600	1,073
	Rinnai Corp.	58,400	1,073
	Coca-Cola Bottlers Japan Holdings Inc.	79,375	1,064
	Nifco Inc.	45,202	1,060
	Sumitomo Rubber Industries Ltd.	104,472	1,060
	Koei Tecmo Holdings Co. Ltd.	80,924	1,057
	JTEKT Corp.	127,900	1,055
	Nishi-Nippon Financial Holdings Inc.	87,900	1,050
	Mitsubishi Materials Corp.	64,934	1,043
	Kose Corp.	15,700	1,040
	Hakuhodo DY Holdings Inc.	127,300	1,033
	Iyogin Holdings Inc.	143,200	1,031
	Food & Life Cos. Ltd.	61,100	1,030
	MonotaRO Co. Ltd.	127,944	1,023
	Sundrug Co. Ltd.	37,500	1,020
	Penta-Ocean Construction Co. Ltd.	173,400	1,019
	Horiba Ltd.	20,100	1,016
	Kewpie Corp.	58,400	1,014
	Kadokawa Corp.	52,272	1,007
	Sohgo Security Services Co. Ltd.	171,000	1,001
	Yamada Holdings Co. Ltd.	316,572	1,001
	Cosmos Pharmaceutical Corp.	9,600	999
	Macnica Holdings Inc.	24,500	995
	EXEO Group Inc.	47,800	993
		Shares	Market Value• ($000)
	Seino Holdings Co. Ltd.	68,300	993
	Tokyo Seimitsu Co. Ltd.	21,200	991
	Fujikura Ltd.	137,500	988
	Takara Holdings Inc.	118,300	986
	Nippon Accommodations Fund Inc.	243	979
	SHO-BOND Holdings Co. Ltd.	24,600	969
	LaSalle Logiport REIT	988	969
	Miura Co. Ltd.	49,900	968
	Industrial & Infrastructure Fund Investment Corp.	1,075	966
	Ito En Ltd.	29,700	965
	Alps Alpine Co. Ltd.	117,267	962
	Zenkoku Hosho Co. Ltd.	29,800	953
	Sankyo Co. Ltd.	22,900	952
	Chugoku Electric Power Co. Inc.	151,800	949
	Takashimaya Co. Ltd.	69,300	942
	Nihon Kohden Corp.	39,700	938
	Fuji Soft Inc.	26,000	936
	Kamigumi Co. Ltd.	45,800	929
	Internet Initiative Japan Inc.	57,400	927
	77 Bank Ltd.	41,400	923
	Yamaguchi Financial Group Inc.	100,100	919
	Fujitec Co. Ltd.	42,100	914
	AEON REIT Investment Corp.	957	911
	DMG Mori Co. Ltd.	54,100	895
	Hirogin Holdings Inc.	140,600	894
[2]	Kenedix Office Investment Corp.	854	891
	Taisho Pharmaceutical Holdings Co. Ltd.	22,400	887
	Teijin Ltd.	97,100	879
	GMO Payment Gateway Inc.	22,006	879
	Welcia Holdings Co. Ltd.	52,500	870
	Yoshinoya Holdings Co. Ltd.	37,100	867
	Mitsui Fudosan Logistics Park Inc.	285	862
	Daiwa Securities Living Investments Corp.	1,166	862
	Ulvac Inc.	25,000	860
	Daiwabo Holdings Co. Ltd.	44,700	850
	DIC Corp.	53,800	848
	Japan Logistics Fund Inc.	451	835
	Denka Co. Ltd.	46,000	831
	Sawai Group Holdings Co. Ltd.	26,000	829
	Dowa Holdings Co. Ltd.	27,100	828
	Mori Hills REIT Investment Corp.	883	826
	Casio Computer Co. Ltd.	103,000	825
	Maruwa Co. Ltd.	4,700	825
	House Foods Group Inc.	39,000	824
	BIPROGY Inc.	32,300	806
43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Logistics Corp.	30,700	803
	Morinaga Milk Industry Co. Ltd.	20,500	800
	Nippon Gas Co. Ltd.	53,100	798
	Nakanishi Inc.	36,187	795
	UBE Corp.	51,500	793
	Tokai Carbon Co. Ltd.	102,700	788
	Toho Gas Co. Ltd.	45,700	787
	Sotetsu Holdings Inc.	44,200	780
	Kaneka Corp.	31,800	778
	Yamato Kogyo Co. Ltd.	16,200	776
	ADEKA Corp.	46,300	774
*	Kenedix Residential Next Investment Corp.	553	773
	Toyo Tire Corp.	51,900	771
	Sumitomo Bakelite Co. Ltd.	17,200	765
	Nippon Electric Glass Co. Ltd.	38,000	760
	Citizen Watch Co. Ltd.	130,100	759
	Nissui Corp.	156,400	759
	Jeol Ltd.	26,800	757
*	Park24 Co. Ltd.	67,200	757
	Frontier Real Estate Investment Corp.	253	757
*,2	Sharp Corp.	120,129	751
	Ushio Inc.	61,400	749
	Kagome Co. Ltd.	35,900	747
	Sankyu Inc.	24,800	747
	Fuyo General Lease Co. Ltd.	9,100	740
	Fuji Corp.	49,100	739
	Rengo Co. Ltd.	111,500	738
	ABC-Mart Inc.	47,400	734
	OBIC Business Consultants Co. Ltd.	16,789	721
	Kyudenko Corp.	24,100	720
	Hokuhoku Financial Group Inc.	61,700	720
	Sugi Holdings Co. Ltd.	17,700	716
	NOK Corp.	60,300	715
	Tomy Co. Ltd.	51,500	710
	Mitsubishi Estate Logistics REIT Investment Corp.	282	710
	Calbee Inc.	36,900	709
	Aeon Mall Co. Ltd.	62,272	708
	Hulic REIT Inc.	694	708
	Ezaki Glico Co. Ltd.	24,300	706
	Comforia Residential REIT Inc.	332	705
	Nagase & Co. Ltd.	46,500	704
	K's Holdings Corp.	75,568	703
	Inaba Denki Sangyo Co. Ltd.	33,500	699
	Osaka Soda Co. Ltd.	11,900	699
	Toyoda Gosei Co. Ltd.	35,000	695
	MEITEC Group Holdings Inc.	39,300	692
	Tsumura & Co.	38,500	689
	Toho Holdings Co. Ltd.	30,500	688
	NET One Systems Co. Ltd.	45,000	687
	Kakaku.com Inc.	70,968	684
		Shares	Market Value• ($000)
	Maruichi Steel Tube Ltd.	27,500	682
	Nichias Corp.	34,400	682
	Zeon Corp.	82,300	680
	Daishi Hokuetsu Financial Group Inc.	25,850	675
	Kokuyo Co. Ltd.	43,100	668
	Rakus Co. Ltd.	53,500	666
	Fujimi Inc.	33,300	665
	Toridoll Holdings Corp.	27,500	665
	OKUMA Corp.	16,100	663
	Mabuchi Motor Co. Ltd.	23,100	660
	Tokuyama Corp.	43,300	656
	Chugin Financial Group Inc.	82,200	655
	Mitsui Mining & Smelting Co. Ltd.	25,200	654
	Sangetsu Corp.	34,800	654
	Shikoku Electric Power Co. Inc.	95,600	653
*	Konica Minolta Inc.	231,600	649
	Hazama Ando Corp.	83,800	649
	Mizuho Leasing Co. Ltd.	20,400	649
	Wacoal Holdings Corp.	28,300	647
*	Kenedix Retail REIT Corp.	369	646
	Nippon Kayaku Co. Ltd.	74,800	643
	Morinaga & Co. Ltd.	17,800	642
[2]	NTT UD REIT Investment Corp.	778	641
	Daido Steel Co. Ltd.	16,300	639
	Kandenko Co. Ltd.	68,800	638
	NIPPON REIT Investment Corp.	273	631
	Mori Trust REIT Inc.	1,291	629
	Ship Healthcare Holdings Inc.	40,700	628
	Shiga Bank Ltd.	23,700	627
	Kotobuki Spirits Co. Ltd.	47,000	624
	Nihon M&A Center Holdings Inc.	136,400	623
	Amano Corp.	30,400	621
	NSD Co. Ltd.	35,680	621
	Daiseki Co. Ltd.	22,320	616
	Takasago Thermal Engineering Co. Ltd.	30,900	610
	Pigeon Corp.	57,060	606
	PALTAC Corp.	18,700	606
	Descente Ltd.	21,700	605
	Seven Bank Ltd.	304,900	604
	Tokyu REIT Inc.	500	597
	Relo Group Inc.	60,053	595
	Kanematsu Corp.	44,000	595
[2]	Workman Co. Ltd.	23,112	595
	Nishi-Nippon Railroad Co. Ltd.	36,500	590
	GS Yuasa Corp.	36,600	590
	Toda Corp.	105,900	588
	Anritsu Corp.	78,700	586
	Daiwa Office Investment Corp.	134	586
*	Money Forward Inc.	23,194	586
	Pilot Corp.	17,200	584
	Fujitsu General Ltd.	32,800	583
		Shares	Market Value• ($000)
	Topcon Corp.	63,800	582
	Japan Excellent Inc.	656	576
	Nippon Shokubai Co. Ltd.	15,400	572
	Hanwa Co. Ltd.	18,800	567
[2]	Hoshino Resorts REIT Inc.	144	567
	Fukuyama Transporting Co. Ltd.	20,700	566
	Nisshinbo Holdings Inc.	78,200	566
	Mirait One Corp.	42,400	562
	NHK Spring Co. Ltd.	79,200	560
	Taikisha Ltd.	19,000	553
	Okumura Corp.	18,000	551
	Izumi Co. Ltd.	21,700	549
	Bic Camera Inc.	72,500	549
	Harmonic Drive Systems Inc.	25,238	547
	Aica Kogyo Co. Ltd.	23,700	545
	Saizeriya Co. Ltd.	13,400	544
	Japan Steel Works Ltd.	33,200	539
	Daiichikosho Co. Ltd.	36,400	538
	Kusuri no Aoki Holdings Co. Ltd.	8,200	537
	Yaoko Co. Ltd.	10,400	535
*	Nippon Paper Industries Co. Ltd.	61,400	534
	TS Tech Co. Ltd.	47,600	533
	Japan Aviation Electronics Industry Ltd.	28,200	532
	Canon Marketing Japan Inc.	22,100	530
	Tokyo Kiraboshi Financial Group Inc.	17,949	530
[2]	Hokuetsu Corp.	68,900	529
	Kureha Corp.	8,900	529
	Mitsui High-Tec Inc.	12,500	528
	Japan Elevator Service Holdings Co. Ltd.	39,800	527
	Jaccs Co. Ltd.	15,200	522
	Global One Real Estate Investment Corp.	687	521
	Fukuoka REIT Corp.	484	521
	Nikkon Holdings Co. Ltd.	24,500	520
	Japan Petroleum Exploration Co. Ltd.	15,200	520
	Dexerials Corp.	22,700	518
	Hokkaido Electric Power Co. Inc.	122,800	517
	Toyota Boshoku Corp.	29,700	517
	Toagosei Co. Ltd.	55,900	513
	Sanken Electric Co. Ltd.	10,300	512
	Kyoritsu Maintenance Co. Ltd.	13,372	511
	OSG Corp.	44,600	509
	San-In Godo Bank Ltd.	73,700	508
	Nippn Corp.	33,300	507
	Colowide Co. Ltd.	32,500	506
44

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Takeuchi Manufacturing Co. Ltd.	17,400	496
	Riken Keiki Co. Ltd.	12,100	496
	Heiwa Real Estate REIT Inc.	530	495
	Fancl Corp.	33,000	493
	Furukawa Electric Co. Ltd.	32,900	493
	Juroku Financial Group Inc.	18,300	493
	H.U. Group Holdings Inc.	29,100	489
	Exedy Corp.	29,200	488
	Bank of Nagoya Ltd.	12,100	488
	Itoham Yonekyu Holdings Inc.	17,614	487
	Fuji Oil Holdings Inc.	30,600	486
	Okasan Securities Group Inc.	107,200	485
	Lintec Corp.	29,300	484
	Takuma Co. Ltd.	49,400	479
	AEON Financial Service Co. Ltd.	57,900	477
	Nippon Soda Co. Ltd.	13,300	477
	Heiwa Corp.	33,600	476
	Monex Group Inc.	107,900	475
	Glory Ltd.	25,400	474
	Hankyu Hanshin REIT Inc.	505	474
	Aiful Corp.	188,000	473
	Inabata & Co. Ltd.	22,600	472
	Nipro Corp.	61,500	468
	SMS Co. Ltd.	29,300	465
	DTS Corp.	22,600	464
	Mani Inc.	34,100	464
	Tokai Tokyo Financial Holdings Inc.	136,700	464
	Paramount Bed Holdings Co. Ltd.	27,200	463
	Japan Securities Finance Co. Ltd.	46,400	462
	Duskin Co. Ltd.	21,200	462
	Resorttrust Inc.	31,800	458
	Matsui Securities Co. Ltd.	91,400	455
	Makino Milling Machine Co. Ltd.	10,900	455
	Tokai Rika Co. Ltd.	29,000	455
	Okamura Corp.	31,900	454
	Nishimatsuya Chain Co. Ltd.	35,300	453
	Tokyo Steel Manufacturing Co. Ltd.	39,100	452
	Suruga Bank Ltd.	104,000	444
	Towa Corp.	12,951	444
	H2O Retailing Corp.	41,200	441
	NEC Networks & System Integration Corp.	32,600	441
*	Hokuriku Electric Power Co.	88,700	440
	Aichi Financial Group Inc.	27,951	440
	Acom Co. Ltd.	186,200	437
	Senshu Ikeda Holdings Inc.	184,500	434
	FP Corp.	22,500	433
	Kumiai Chemical Industry Co. Ltd.	59,363	433
	DeNA Co. Ltd.	44,300	433
*,2	Atom Corp.	72,049	432
		Shares	Market Value• ($000)
	Sakata Seed Corp.	16,000	431
	Tri Chemical Laboratories Inc.	20,268	431
	GMO internet group Inc.	29,300	427
	ARE Holdings Inc.	33,700	427
	DCM Holdings Co. Ltd.	54,400	425
	Ferrotec Holdings Corp.	24,165	425
	Hitachi Zosen Corp.	81,000	423
	Toei Co. Ltd.	3,600	423
	Kenko Mayonnaise Co. Ltd.	40,600	421
	Japan Wool Textile Co. Ltd.	46,100	419
	UACJ Corp.	20,500	417
	CRE Logistics REIT Inc.	396	416
	Kaken Pharmaceutical Co. Ltd.	18,700	414
	Nishimatsu Construction Co. Ltd.	17,200	414
	KOMEDA Holdings Co. Ltd.	22,600	412
	Benesse Holdings Inc.	34,700	410
	Organo Corp.	12,400	409
	Hyakugo Bank Ltd.	107,800	408
	Heiwa Real Estate Co. Ltd.	15,900	407
	Tadano Ltd.	53,700	404
	Fuji Kyuko Co. Ltd.	14,200	401
	Arcs Co. Ltd.	21,000	401
	Information Services International-Dentsu Ltd.	11,800	400
	Outsourcing Inc.	53,800	400
	Nisshin Oillio Group Ltd.	14,300	399
	Chiyoda Integre Co. Ltd.	21,700	398
	Trusco Nakayama Corp.	26,400	398
	Tsubakimoto Chain Co.	15,700	397
	Japan Material Co. Ltd.	28,300	397
	Ain Holdings Inc.	14,000	396
	Sumitomo Osaka Cement Co. Ltd.	17,000	396
	Advance Logistics Investment Corp.	486	396
	San-Ai Obbli Co. Ltd.	36,400	393
*	Hino Motors Ltd.	134,200	391
	As One Corp.	12,200	389
	Rorze Corp.	5,200	387
	SOSiLA Logistics REIT Inc.	489	387
	Ariake Japan Co. Ltd.	12,200	386
	EDION Corp.	38,700	386
	Transcosmos Inc.	18,900	385
	Star Asia Investment Corp.	1,023	385
	Round One Corp.	105,600	383
*	Sosei Group Corp.	40,900	378
	Awa Bank Ltd.	22,600	375
	NS Solutions Corp.	12,900	375
[2]	Toei Animation Co. Ltd.	4,166	375
	CKD Corp.	29,700	373
		Shares	Market Value• ($000)
	Hyakujushi Bank Ltd.	19,500	371
	AZ-COM Maruwa Holdings Inc.	27,064	371
[2]	NTN Corp.	207,800	370
	TOKAI Holdings Corp.	57,300	370
	Funai Soken Holdings Inc.	22,450	369
[2]	Ichigo Office REIT Investment Corp.	649	364
	Monogatari Corp.	13,416	363
	Seria Co. Ltd.	26,222	363
	Musashino Bank Ltd.	19,200	362
	Pola Orbis Holdings Inc.	36,000	362
	Arata Corp.	9,700	361
*	Appier Group Inc.	43,900	361
	Itochu Techno-Solutions Corp.	12,500	359
	Toyo Ink SC Holdings Co. Ltd.	20,900	355
	Sumitomo Warehouse Co. Ltd.	22,000	352
[2]	Seiren Co. Ltd.	23,600	350
	JAFCO Group Co. Ltd.	32,400	349
	North Pacific Bank Ltd.	135,700	349
	Nichicon Corp.	41,600	348
	MOS Food Services Inc.	15,900	347
	Takara Leben Real Estate Investment Corp.	530	347
[2]	JMDC Inc.	12,400	347
	Autobacs Seven Co. Ltd.	33,600	346
	Mixi Inc.	22,824	346
	Senko Group Holdings Co. Ltd.	50,000	344
	KH Neochem Co. Ltd.	22,700	344
*	Medley Inc.	11,900	344
	Kitz Corp.	50,800	343
	Taisei Lamick Co. Ltd.	17,400	343
	Nitto Boseki Co. Ltd.	15,200	342
	Iino Kaiun Kaisha Ltd.	47,600	341
	Uchida Yoko Co. Ltd.	7,400	341
	Toyobo Co. Ltd.	50,700	340
	Totetsu Kogyo Co. Ltd.	17,400	339
	Fuji Seal International Inc.	30,300	338
	Daio Paper Corp.	41,200	338
	Shoei Co. Ltd.	25,400	338
	Simplex Holdings Inc.	20,100	338
	San-A Co. Ltd.	10,800	335
	Create Restaurants Holdings Inc.	48,400	335
	Kumagai Gumi Co. Ltd.	13,300	333
	Adastria Co. Ltd.	15,740	330
*	PeptiDream Inc.	45,300	330
	Katitas Co. Ltd.	24,600	328
	Amvis Holdings Inc.	19,211	328
	JVCKenwood Corp.	76,200	327
	Justsystems Corp.	18,300	326
	Digital Garage Inc.	16,300	326
	Iriso Electronics Co. Ltd.	13,800	326
45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mitsui-Soko Holdings Co. Ltd.	11,300	322
	Ichibanya Co. Ltd.	9,100	321
	Valor Holdings Co. Ltd.	20,500	321
	TKC Corp.	13,700	320
	TOMONY Holdings Inc.	95,000	320
	Komeri Co. Ltd.	15,400	319
	Strike Co. Ltd.	13,043	319
	Kiyo Bank Ltd.	30,807	318
	Mitsuboshi Belting Ltd.	11,000	318
	Raito Kogyo Co. Ltd.	24,600	318
	Zojirushi Corp.	30,900	318
*	Sansan Inc.	39,992	318
	Hokkoku Financial Holdings Inc.	9,600	318
	Feed One Co. Ltd.	61,980	317
	Megmilk Snow Brand Co. Ltd.	19,600	316
	Nanto Bank Ltd.	17,500	315
	Open Up Group Inc.	25,300	314
	Kissei Pharmaceutical Co. Ltd.	14,748	312
	Heiwado Co. Ltd.	19,000	311
	ARCLANDS Corp.	28,976	310
	Aoyama Trading Co. Ltd.	30,800	309
	PAL GROUP Holdings Co. Ltd.	23,800	308
	Kohnan Shoji Co. Ltd.	11,900	308
	Keiyo Bank Ltd.	67,600	307
	Fuso Chemical Co. Ltd.	11,300	307
	Nippon Densetsu Kogyo Co. Ltd.	22,500	307
	Royal Holdings Co. Ltd.	18,000	307
	Max Co. Ltd.	18,100	305
	Nippon Light Metal Holdings Co. Ltd.	27,830	305
	ZERIA Pharmaceutical Co. Ltd.	22,900	304
	Megachips Corp.	11,700	302
	Kaga Electronics Co. Ltd.	7,500	300
	I'll Inc.	12,200	298
	Nojima Corp.	33,400	297
	Daihen Corp.	9,400	296
	Takara Standard Co. Ltd.	24,400	296
	Nichireki Co. Ltd.	20,800	296
	Sanyo Special Steel Co. Ltd.	17,300	295
	Shibaura Machine Co. Ltd.	11,900	295
	Sun Corp.	19,300	295
	Bando Chemical Industries Ltd.	29,400	294
	Taiyo Holdings Co. Ltd.	18,000	294
	Shochiku Co. Ltd.	4,600	293
	C Uyemura & Co. Ltd.	5,400	293
	Mitsubishi Pencil Co. Ltd.	23,600	291
	Toshiba TEC Corp.	13,400	291
	ASKUL Corp.	22,200	290
	Ryosan Co. Ltd.	9,200	290
	Menicon Co. Ltd.	25,000	290
		Shares	Market Value• ($000)
	Pacific Industrial Co. Ltd.	31,500	289
	One REIT Inc.	167	289
	Sakata INX Corp.	34,500	288
	Maxell Ltd.	26,800	287
	Meisei Industrial Co. Ltd.	42,400	286
	Financial Partners Group Co. Ltd.	30,100	286
	Tosei REIT Investment Corp.	315	284
	BML Inc.	14,900	282
	Oki Electric Industry Co. Ltd.	46,400	280
	TPR Co. Ltd.	23,800	279
	Towa Pharmaceutical Co. Ltd.	15,100	278
	Joyful Honda Co. Ltd.	23,488	276
	Health Care & Medical Investment Corp.	295	276
	Daiei Kankyo Co. Ltd.	20,000	276
	Asahi Diamond Industrial Co. Ltd.	48,200	275
	Mitsubishi Logisnext Co. Ltd.	35,000	275
	SAMTY Co. Ltd.	16,700	275
	Bank of the Ryukyus Ltd.	33,200	274
	Toyo Construction Co. Ltd.	33,600	274
	GungHo Online Entertainment Inc.	18,170	274
	Hosiden Corp.	23,100	271
	Shizuoka Gas Co. Ltd.	39,700	270
	Sumitomo Pharma Co. Ltd.	88,000	269
	Starts Proceed Investment Corp.	196	269
	JCU Corp.	12,300	268
	Mirai Corp.	888	268
	United Arrows Ltd.	20,900	267
	Milbon Co. Ltd.	10,100	267
	Orient Corp.	35,850	267
	Eizo Corp.	8,300	266
	Bank of Iwate Ltd.	14,600	265
	Nippon Signal Company Ltd.	42,800	265
	Nitto Kogyo Corp.	11,600	265
	KeePer Technical Laboratory Co. Ltd.	7,029	265
	Showa Sangyo Co. Ltd.	13,200	264
	Okinawa Cellular Telephone Co.	12,501	264
	Nippon Yakin Kogyo Co. Ltd.	9,849	263
	Ryobi Ltd.	14,000	263
*	euglena Co. Ltd.	54,000	262
	Ogaki Kyoritsu Bank Ltd.	18,700	261
	Oita Bank Ltd.	14,100	261
	KYB Corp.	8,800	260
	Elecom Co. Ltd.	22,800	259
	Asanuma Corp.	11,000	259
	Micronics Japan Co. Ltd.	17,000	258
	Star Micronics Co. Ltd.	21,500	258
*,2	HIS Co. Ltd.	22,800	257
	Oyo Corp.	16,800	257
		Shares	Market Value• ($000)
	Nihon Parkerizing Co. Ltd.	35,200	255
	Nippon Carbon Co. Ltd.	8,700	255
*	Leopalace21 Corp.	118,100	254
	Kyokuto Securities Co. Ltd.	36,700	254
	Totech Corp.	8,000	254
	West Holdings Corp.	11,464	253
	Bunka Shutter Co. Ltd.	29,900	252
	Nippon Kanzai Holdings Co. Ltd.	15,200	252
	Nextage Co. Ltd.	18,100	250
	Base Co. Ltd.	8,900	250
	Takamatsu Construction Group Co. Ltd.	13,600	248
[2]	Ringer Hut Co. Ltd.	16,100	246
	Sinfonia Technology Co. Ltd.	23,500	246
	Shibaura Mechatronics Corp.	5,700	246
[2]	Senshu Electric Co. Ltd.	11,942	246
	Kato Sangyo Co. Ltd.	8,700	245
	Konishi Co. Ltd.	16,500	245
	Marusan Securities Co. Ltd.	45,200	245
	Hirata Corp.	5,380	245
*	Nippon Sheet Glass Co. Ltd.	55,474	244
	Meidensha Corp.	15,500	243
	Starzen Co. Ltd.	14,300	243
	San ju San Financial Group Inc.	18,680	243
	Comture Corp.	18,200	243
	Nippon Pillar Packing Co. Ltd.	9,700	242
[2]	SBI Sumishin Net Bank Ltd.	23,000	242
	Noritake Co. Ltd.	6,200	241
	Topre Corp.	22,400	241
	Maruha Nichiro Corp.	14,100	241
*	PKSHA Technology Inc.	14,152	241
	Saibu Gas Holdings Co. Ltd.	18,900	240
	Create SD Holdings Co. Ltd.	11,200	240
	Aida Engineering Ltd.	40,500	239
	CMK Corp.	54,200	239
	Tokyo Electron Device Ltd.	9,300	239
	Yamae Group Holdings Co. Ltd.	10,000	239
	TBS Holdings Inc.	14,600	238
	Benefit One Inc.	33,200	238
	Infomart Corp.	99,200	238
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	237
	Earth Corp.	7,200	237
	Life Corp.	10,000	236
*	UT Group Co. Ltd.	19,100	236
	Mizuno Corp.	8,000	235
	Mitsubishi Shokuhin Co. Ltd.	8,900	235
	Kyokuyo Co. Ltd.	9,200	234
	Digital Arts Inc.	8,500	234
	Tanseisha Co. Ltd.	41,700	234
	Akita Bank Ltd.	16,800	233
46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tayca Corp.	20,661	232
	Sumitomo Mitsui Construction Co. Ltd.	86,920	231
	Ichigo Inc.	105,200	230
*	Chiyoda Corp.	97,300	229
	Integrated Design & Engineering Holdings Co. Ltd.	10,200	226
	Mirarth Holdings Inc.	77,300	225
	Nikkiso Co. Ltd.	35,300	225
	Stella Chemifa Corp.	10,600	224
	Central Glass Co. Ltd.	11,800	224
	Wacom Co. Ltd.	64,900	224
	Nichiha Corp.	11,300	223
	Sanyo Chemical Industries Ltd.	8,400	223
	Systena Corp.	130,400	222
	en japan Inc.	14,800	221
	Riso Kagaku Corp.	14,100	220
	Takasago International Corp.	10,300	220
	Token Corp.	4,200	220
	Okinawa Financial Group Inc.	13,180	220
	Kameda Seika Co. Ltd.	8,049	218
	Meiko Electronics Co. Ltd.	10,489	218
	Furuno Electric Co. Ltd.	19,800	217
	Hokkaido Gas Co. Ltd.	14,000	217
	Yamazen Corp.	26,800	217
	Noevir Holdings Co. Ltd.	6,200	217
	Sakai Chemical Industry Co. Ltd.	15,800	216
	Sun Frontier Fudousan Co. Ltd.	22,300	216
	Aisan Industry Co. Ltd.	27,100	215
	Yonex Co. Ltd.	19,800	215
	Hokuto Corp.	17,800	214
	Okamoto Industries Inc.	6,200	214
	Sanki Engineering Co. Ltd.	18,400	214
	Sodick Co. Ltd.	42,200	213
	Yodogawa Steel Works Ltd.	9,100	213
	Sankyo Seiko Co. Ltd.	40,900	212
	Ai Holdings Corp.	13,700	212
	SKY Perfect JSAT Holdings Inc.	45,600	211
	Mochida Pharmaceutical Co. Ltd.	9,542	210
	Tocalo Co. Ltd.	23,200	210
	TechMatrix Corp.	21,300	210
	Nippon Fine Chemical Co. Ltd.	12,700	210
	Mie Kotsu Group Holdings Inc.	55,400	207
*	Raksul Inc.	24,500	206
	Nomura Micro Science Co. Ltd.	4,000	205
	Okura Industrial Co. Ltd.	11,300	204
	Toyo Tanso Co. Ltd.	6,000	203
	eGuarantee Inc.	17,600	203
		Shares	Market Value• ($000)
	TOC Co. Ltd.	48,000	202
	Toho Titanium Co. Ltd.	15,500	202
	Japan Lifeline Co. Ltd.	26,400	201
	Roland DG Corp.	9,200	201
	T Hasegawa Co. Ltd.	9,600	201
	Nagatanien Holdings Co. Ltd.	13,200	200
[2]	Kosaido Holdings Co. Ltd.	10,200	200
	CAC Holdings Corp.	17,100	199
	Usen-Next Holdings Co. Ltd.	8,681	199
	MCJ Co. Ltd.	27,500	198
	Wellneo Sugar Co. Ltd.	14,600	198
	Chudenko Corp.	12,100	197
	Fukui Bank Ltd.	18,300	197
	Achilles Corp.	19,300	197
	LEC Inc.	29,000	197
	Future Corp.	17,200	196
	Sankyo Tateyama Inc.	37,200	196
[2]	Kura Sushi Inc.	8,200	195
	Fuji Co. Ltd.	15,400	195
	Seika Corp.	13,600	195
	Aichi Corp.	32,400	194
	Tsuburaya Fields Holdings Inc.	17,682	193
	Shikoku Bank Ltd.	27,000	193
	St. Marc Holdings Co. Ltd.	15,200	193
	Procrea Holdings Inc.	14,900	193
	Raiznext Corp.	20,500	192
	Shimizu Bank Ltd.	17,400	192
	Daiki Aluminium Industry Co. Ltd.	23,221	192
	Premium Group Co. Ltd.	17,900	192
	Seiko Group Corp.	12,200	191
	Sinanen Holdings Co. Ltd.	7,100	191
	OSAKA Titanium Technologies Co. Ltd.	8,900	190
	Nippon Ceramic Co. Ltd.	10,900	190
	Insource Co. Ltd.	32,200	190
	Pronexus Inc.	24,300	189
	JCR Pharmaceuticals Co. Ltd.	24,500	188
	Starts Corp. Inc.	9,900	188
	Canon Electronics Inc.	14,700	187
	Fujiya Co. Ltd.	11,300	187
	Koshidaka Holdings Co. Ltd.	26,304	187
	Daido Metal Co. Ltd.	53,300	186
	Futaba Industrial Co. Ltd.	37,700	186
	Hakuto Co. Ltd.	5,492	186
[2]	Sanyo Electric Railway Co. Ltd.	13,481	186
	Yamanashi Chuo Bank Ltd.	14,900	186
	Chugoku Marine Paints Ltd.	20,400	185
	Fukuda Corp.	5,700	185
	Tsurumi Manufacturing Co. Ltd.	8,800	185
	WATAMI Co. Ltd.	24,600	185
		Shares	Market Value• ($000)
	Osaka Organic Chemical Industry Ltd.	10,900	185
	Nachi-Fujikoshi Corp.	7,400	184
	Towa Bank Ltd.	40,900	184
	Nitta Corp.	8,100	183
	Nihon Tokushu Toryo Co. Ltd.	23,400	182
	Tamron Co. Ltd.	6,700	182
	Qol Holdings Co. Ltd.	15,800	182
	Change Holdings Inc.	17,800	182
	JP-Holdings Inc.	77,500	181
	Shinnihon Corp.	22,500	181
	Nihon Chouzai Co. Ltd.	19,300	181
	Enplas Corp.	3,200	179
	Fukushima Galilei Co. Ltd.	5,400	179
	Idec Corp.	10,000	179
	Infocom Corp.	10,759	179
	YAKUODO Holdings Co. Ltd.	9,600	177
*,2	Demae-Can Co. Ltd.	83,400	177
	Nichiban Co. Ltd.	14,500	176
	Noritsu Koki Co. Ltd.	8,300	176
	Sumida Corp.	20,434	176
	Tekken Corp.	13,000	176
	Kyorin Pharmaceutical Co. Ltd.	14,900	176
	Avant Group Corp.	20,800	176
	Komehyo Holdings Co. Ltd.	5,600	176
[2]	Intage Holdings Inc.	15,800	175
	Takara Bio Inc.	19,800	175
	Samty Residential Investment Corp.	233	174
	Dai Nippon Toryo Co. Ltd.	27,200	173
	Key Coffee Inc.	12,800	173
	Morita Holdings Corp.	16,900	173
	Sekisui Jushi Corp.	10,600	173
	Nissha Co. Ltd.	16,500	172
	Oiles Corp.	13,560	172
	Universal Entertainment Corp.	12,041	172
	Nippon Thompson Co. Ltd.	48,100	171
	Ohsho Food Service Corp.	3,700	171
	CTI Engineering Co. Ltd.	5,700	171
	Marudai Food Co. Ltd.	15,400	170
	Okinawa Electric Power Co. Inc.	23,312	170
	Musashi Seimitsu Industry Co. Ltd.	17,600	169
	Hiday Hidaka Corp.	9,236	169
	Gunze Ltd.	5,600	168
	Shinmaywa Industries Ltd.	21,100	168
*	RENOVA Inc.	23,300	168
	Moriroku Holdings Co. Ltd.	10,600	168
	Altech Corp.	9,900	168
	Yokogawa Bridge Holdings Corp.	10,100	167
	Yuasa Trading Co. Ltd.	6,100	167
	Zuken Inc.	6,700	167
47

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nagawa Co. Ltd.	4,100	167
*	Nippon Coke & Engineering Co. Ltd.	225,100	166
	Ryoyo Electro Corp.	7,000	166
	FCC Co. Ltd.	13,900	165
	Hioki EE Corp.	3,800	165
	Nomura Co. Ltd.	28,600	165
	Toho Bank Ltd.	85,400	165
	RS Technologies Co. Ltd.	10,400	165
	Belc Co. Ltd.	3,500	164
	Nittetsu Mining Co. Ltd.	5,200	164
	United Super Markets Holdings Inc.	23,160	164
	Asahi Co. Ltd.	18,900	163
	Daiichi Jitsugyo Co. Ltd.	12,600	162
	Furuya Metal Co. Ltd.	2,500	162
	Press Kogyo Co. Ltd.	37,600	161
	Dip Corp.	8,100	161
	Tonami Holdings Co. Ltd.	5,600	161
	Yamagata Bank Ltd.	20,800	161
	m-up Holdings Inc.	19,900	161
	Nisso Holdings Co. Ltd.	32,000	161
	Kyosan Electric Manufacturing Co. Ltd.	49,900	160
	JINS Holdings Inc.	5,800	160
	Maeda Kosen Co. Ltd.	8,200	160
	S Foods Inc.	7,500	159
	Teikoku Electric Manufacturing Co. Ltd.	9,900	158
	Chiyoda Co. Ltd.	28,600	158
	SBS Holdings Inc.	8,900	158
	Torii Pharmaceutical Co. Ltd.	6,500	157
[2]	Shoei Foods Corp.	5,500	156
*	Tatsuta Electric Wire & Cable Co. Ltd.	34,300	156
	Sankei Real Estate Inc.	258	156
	MEC Co. Ltd.	6,883	156
	IDOM Inc.	25,800	155
	Prima Meat Packers Ltd.	10,200	155
	gremz Inc.	11,700	155
	Mitsuuroko Group Holdings Co. Ltd.	17,900	154
	Daiho Corp.	6,000	153
	Cybozu Inc.	12,300	153
	Studio Alice Co. Ltd.	11,200	153
	Optex Group Co. Ltd.	13,600	153
	Hogy Medical Co. Ltd.	7,000	152
	Nippon Road Co. Ltd.	11,500	151
	Rokko Butter Co. Ltd.	16,400	151
	TSI Holdings Co. Ltd.	28,200	151
	Fuji Pharma Co. Ltd.	19,400	150
	Itochu Enex Co. Ltd.	15,300	150
[2]	Ministop Co. Ltd.	14,800	150
	Noritz Corp.	14,300	150
	Tsugami Corp.	21,000	150
*,2	W-Scope Corp.	25,900	150
	KPP Group Holdings Co. Ltd.	34,716	150
		Shares	Market Value• ($000)
[2]	Toyo Gosei Co. Ltd.	3,600	150
*	Septeni Holdings Co. Ltd.	53,500	150
	Fujimori Kogyo Co. Ltd.	5,900	149
	Furukawa Co. Ltd.	10,600	149
	Zenrin Co. Ltd.	25,250	149
	Kisoji Co. Ltd.	8,400	148
	PHC Holdings Corp.	15,700	148
	Topy Industries Ltd.	9,100	147
	Hosokawa Micron Corp.	5,200	146
	Koatsu Gas Kogyo Co. Ltd.	28,900	146
	Retail Partners Co. Ltd.	12,800	146
	Shin-Etsu Polymer Co. Ltd.	16,100	146
	J Trust Co. Ltd.	45,600	145
	Geo Holdings Corp.	9,300	145
	Godo Steel Ltd.	5,000	145
	Mitsui E&S Co. Ltd.	52,800	145
	NS United Kaiun Kaisha Ltd.	5,100	145
	Tokyo Individualized Educational Institute Inc.	43,400	144
	Fuso Pharmaceutical Industries Ltd.	11,200	144
	Kanamoto Co. Ltd.	8,900	144
	Konoike Transport Co. Ltd.	10,900	144
	Kanamic Network Co. Ltd.	47,300	144
	DyDo Group Holdings Inc.	3,700	143
	Daikoku Denki Co. Ltd.	4,900	143
	Valqua Ltd.	5,800	143
	Tokyu Construction Co. Ltd.	27,800	143
	Yushin Precision Equipment Co. Ltd.	32,400	143
	WingArc1st Inc.	8,000	143
	Riken Technos Corp.	24,700	141
	Sanyo Denki Co. Ltd.	3,800	141
	Sumitomo Riko Co. Ltd.	22,600	141
	FAN Communications Inc.	52,800	141
	ESCON Japan REIT Investment Corp.	180	141
	Inaba Seisakusho Co. Ltd.	14,000	140
	Anicom Holdings Inc.	38,700	140
	Taihei Dengyo Kaisha Ltd.	5,300	139
	Roland Corp.	4,800	139
	Argo Graphics Inc.	6,300	138
	Japan Pulp & Paper Co. Ltd.	4,400	138
	Nissan Shatai Co. Ltd.	24,000	137
	Toa Corp.	5,500	137
	Ehime Bank Ltd.	18,400	136
	Mitani Sekisan Co. Ltd.	4,500	136
	Shibuya Corp.	8,200	134
	Wakita & Co. Ltd.	13,400	134
	Hamakyorex Co. Ltd.	5,300	133
	V Technology Co. Ltd.	10,800	133
	Axial Retailing Inc.	5,199	133
		Shares	Market Value• ($000)
	CTS Co. Ltd.	30,179	133
	LIFULL Co. Ltd.	91,000	133
	Doutor Nichires Holdings Co. Ltd.	9,200	133
	Yukiguni Maitake Co. Ltd.	22,400	133
	Nafco Co. Ltd.	10,900	133
[2]	Abalance Corp.	6,200	133
	Avex Inc.	14,500	132
	Hokkan Holdings Ltd.	12,600	132
	Ricoh Leasing Co. Ltd.	4,400	132
	SWCC Corp.	9,500	132
	Japan Best Rescue System Co. Ltd.	33,255	132
	KFC Holdings Japan Ltd.	6,600	131
	ST Corp.	13,100	131
	Management Solutions Co. Ltd.	7,467	130
	Aiphone Co. Ltd.	6,500	129
	Sanshin Electronics Co. Ltd.	8,600	129
	Aeon Delight Co. Ltd.	5,800	128
	Piolax Inc.	8,700	128
	Nippon Denko Co. Ltd.	66,600	128
	Doshisha Co. Ltd.	8,500	127
	Yellow Hat Ltd.	10,500	127
	Restar Holdings Corp.	7,700	127
	MARUKA FURUSATO Corp.	6,900	127
	Cosel Co. Ltd.	16,900	126
	Maruzen Showa Unyu Co. Ltd.	5,000	126
	Tachi-S Co. Ltd.	11,500	126
	Genky DrugStores Co. Ltd.	3,300	126
	Keihanshin Building Co. Ltd.	13,600	125
	Shikoku Kasei Holdings Corp.	11,100	125
	Sala Corp.	25,500	125
	Tokyotokeiba Co. Ltd.	4,800	124
	Fuji Media Holdings Inc.	12,400	123
	Hibiya Engineering Ltd.	8,100	123
	Tenma Corp.	7,300	123
	Daikyonishikawa Corp.	24,500	123
	Prestige International Inc.	30,000	122
	Keiyo Co. Ltd.	14,200	122
	Nippon Seiki Co. Ltd.	17,200	122
	Koa Corp.	12,600	121
	Tosei Corp.	10,200	121
	Tamura Corp.	37,000	121
	Katakura Industries Co. Ltd.	10,700	120
	Krosaki Harima Corp.	1,900	120
	Nihon Trim Co. Ltd.	6,100	119
	Nittoku Co. Ltd.	8,100	119
	Kanto Denka Kogyo Co. Ltd.	22,400	118
	Halows Co. Ltd.	4,200	118
	Shima Seiki Manufacturing Ltd.	11,600	118
	Ishihara Sangyo Kaisha Ltd.	12,500	117
	TRE Holdings Corp.	15,000	117
48

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	116
	Yokorei Co. Ltd.	15,100	116
	Nagaileben Co. Ltd.	8,300	115
	Nishio Holdings Co. Ltd.	5,200	115
	Trancom Co. Ltd.	2,500	115
	Hodogaya Chemical Co. Ltd.	5,700	114
	Shinko Shoji Co. Ltd.	14,700	114
	Vital KSK Holdings Inc.	16,900	114
	Curves Holdings Co. Ltd.	26,104	114
	Miyazaki Bank Ltd.	5,800	113
	Sagami Holdings Corp.	12,700	113
	Tochigi Bank Ltd.	48,000	113
	Tsukishima Holdings Co. Ltd.	13,300	113
*	Bell System24 Holdings Inc.	11,000	113
*	Kourakuen Holdings Corp.	15,200	112
	VT Holdings Co. Ltd.	33,400	112
	Melco Holdings Inc.	4,900	112
	Yokowo Co. Ltd.	13,495	112
	Sekisui Kasei Co. Ltd.	38,100	111
	Tama Home Co. Ltd.	4,900	111
	France Bed Holdings Co. Ltd.	14,000	110
	Sintokogio Ltd.	15,900	110
	ESPEC Corp.	7,500	110
	Transaction Co. Ltd.	8,500	110
	Siix Corp.	11,600	109
	Matsuyafoods Holdings Co. Ltd.	3,802	109
	Tachibana Eletech Co. Ltd.	6,100	109
	Gree Inc.	29,100	109
	Aeon Hokkaido Corp.	18,800	109
[2]	Takatori Corp.	3,306	109
	ASAHI YUKIZAI Corp.	4,400	108
	Eagle Industry Co. Ltd.	9,900	108
	Onward Holdings Co. Ltd.	34,000	108
	Mandom Corp.	11,800	108
	Goldcrest Co. Ltd.	7,500	107
	Yurtec Corp.	16,500	107
	Union Tool Co.	4,500	107
*	Japan Display Inc.	434,300	107
	Daiwa Industries Ltd.	12,400	106
	Futaba Corp.	31,400	106
	Hoosiers Holdings Co. Ltd.	15,000	106
	Seikitokyu Kogyo Co. Ltd.	10,000	106
	Denyo Co. Ltd.	7,400	105
	Nissei ASB Machine Co. Ltd.	3,400	105
*	Fujio Food Group Inc.	11,300	105
	Bank of Saga Ltd.	7,600	104
	Eiken Chemical Co. Ltd.	10,500	104
*	Fujita Kanko Inc.	3,800	104
	Nippon Parking Development Co. Ltd.	73,400	104
	Anest Iwata Corp.	13,700	102
		Shares	Market Value• ($000)
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	102
	Nohmi Bosai Ltd.	8,500	102
	Sakai Moving Service Co. Ltd.	6,000	102
	Sato Holdings Corp.	7,600	102
	Npr Riken Corp.	9,000	102
*,2	PIA Corp.	4,300	101
	Ki-Star Real Estate Co. Ltd.	3,600	101
	Airport Facilities Co. Ltd.	27,041	100
	Gakken Holdings Co. Ltd.	18,000	100
*	Kappa Create Co. Ltd.	9,500	100
	Yondoshi Holdings Inc.	7,900	99
	YAMABIKO Corp.	10,400	99
	Joshin Denki Co. Ltd.	6,200	98
	Teikoku Sen-I Co. Ltd.	7,900	98
	Toenec Corp.	3,600	98
	Nissin Corp.	5,600	97
	Daikokutenbussan Co. Ltd.	2,300	97
*,2	Sanei Architecture Planning Co. Ltd.	7,200	97
*	Istyle Inc.	33,400	97
[2]	Remixpoint Inc.	73,169	96
	Yamashin-Filter Corp.	48,551	96
[2]	eRex Co. Ltd.	19,400	96
	Fujicco Co. Ltd.	7,400	95
*	Jamco Corp.	9,600	95
	T-Gaia Corp.	8,000	95
	Sumitomo Densetsu Co. Ltd.	5,400	95
	Tokushu Tokai Paper Co. Ltd.	4,000	95
*	giftee Inc.	11,127	95
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	94
	Kurabo Industries Ltd.	6,300	94
	Unipres Corp.	13,300	94
	BRONCO BILLY Co. Ltd.	4,600	94
	Pressance Corp.	8,700	94
	Furukawa Battery Co. Ltd.	15,950	94
	GLOBERIDE Inc.	7,200	93
	Komori Corp.	12,200	93
	SRA Holdings	4,300	93
	FIDEA Holdings Co. Ltd.	8,590	93
	Broadleaf Co. Ltd.	26,400	93
	Sumitomo Seika Chemicals Co. Ltd.	3,000	92
	FULLCAST Holdings Co. Ltd.	8,066	91
*	KNT-CT Holdings Co. Ltd.	10,900	91
	K&O Energy Group Inc.	5,800	91
	Alconix Corp.	10,019	91
	Proto Corp.	11,100	91
	Komatsu Matere Co. Ltd.	18,900	90
	Sinko Industries Ltd.	6,159	90
	ZIGExN Co. Ltd.	28,100	90
[2]	Snow Peak Inc.	13,500	90
		Shares	Market Value• ($000)
	Raysum Co. Ltd.	4,200	90
[2]	Gamecard-Joyco Holdings Inc.	4,000	90
	DKS Co. Ltd.	7,700	89
	Chubu Steel Plate Co. Ltd.	6,500	89
	G-Tekt Corp.	7,500	88
	Dai-Dan Co. Ltd.	9,000	88
	Itochu-Shokuhin Co. Ltd.	2,000	87
	Wowow Inc.	12,100	87
	Torishima Pump Manufacturing Co. Ltd.	6,900	87
	Aruhi Corp.	15,956	87
	Shinwa Co. Ltd.	5,400	86
*	Modec Inc.	7,800	86
	Toho Zinc Co. Ltd.	8,100	86
	Macromill Inc.	19,300	86
	Daito Pharmaceutical Co. Ltd.	6,710	86
	Riken Vitamin Co. Ltd.	5,700	85
	Obara Group Inc.	3,500	84
	Chubu Shiryo Co. Ltd.	11,600	84
	Fujibo Holdings Inc.	3,700	84
	Mitsuba Corp.	18,300	84
	Toyo Corp.	9,800	84
*	COOKPAD Inc.	115,300	84
*,2	Oisix ra daichi Inc.	11,100	84
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	84
	Softcreate Holdings Corp.	7,442	84
	SIGMAXYZ Holdings Inc.	9,000	84
	Kyodo Printing Co. Ltd.	3,900	83
	Osaki Electric Co. Ltd.	19,500	83
	Rock Field Co. Ltd.	8,000	83
*	Vision Inc.	9,300	83
	Inageya Co. Ltd.	7,747	82
	Vector Inc.	11,600	82
	HI-LEX Corp.	9,400	82
	LITALICO Inc.	6,100	82
	Hisaka Works Ltd.	12,900	81
	Matsuya Co. Ltd.	13,300	81
*	Nippon Chemi-Con Corp.	9,600	81
	Rheon Automatic Machinery Co. Ltd.	9,280	81
	METAWATER Co. Ltd.	6,400	81
	Kurimoto Ltd.	3,900	80
	Okabe Co. Ltd.	17,300	80
	Pack Corp.	3,600	80
[2]	Alpen Co. Ltd.	6,200	80
[2]	YA-MAN Ltd.	11,400	80
	M&A Capital Partners Co. Ltd.	4,400	80
	EM Systems Co. Ltd.	16,900	80
	Pharma Foods International Co. Ltd.	9,100	80
	Giken Ltd.	6,700	79
	Ryoden Corp.	5,100	79
	Shin Nippon Air Technologies Co. Ltd.	5,100	79
	Toyo Kanetsu KK	3,600	79
49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kamei Corp.	7,500	78
	Tokai Corp.	6,200	78
	Aichi Steel Corp.	3,300	77
	Belluna Co. Ltd.	18,900	77
	Computer Engineering & Consulting Ltd.	7,426	77
	Neturen Co. Ltd.	11,600	77
	Happinet Corp.	4,500	76
	Chofu Seisakusho Co. Ltd.	5,300	76
[2]	Kojima Co. Ltd.	17,300	76
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,300	76
	Midac Holdings Co. Ltd.	6,500	76
	Kintetsu Department Store Co. Ltd.	4,000	75
	Matsuda Sangyo Co. Ltd.	4,300	75
	JAC Recruitment Co. Ltd.	4,700	75
	Kyoei Steel Ltd.	5,800	74
	DKK Co. Ltd.	4,400	73
	Ines Corp.	7,400	73
	Nihon Nohyaku Co. Ltd.	17,100	73
	Icom Inc.	3,100	72
	Shin Nippon Biomedical Laboratories Ltd.	6,500	72
	Daiken Corp.	3,600	71
	Elematec Corp.	6,200	71
	Nichiden Corp.	4,300	71
	Yahagi Construction Co. Ltd.	8,200	71
	Mitsubishi Research Institute Inc.	2,200	71
	Maxvalu Tokai Co. Ltd.	3,600	71
	TV Asahi Holdings Corp.	6,500	70
	Ichiyoshi Securities Co. Ltd.	15,000	70
	Mimasu Semiconductor Industry Co. Ltd.	4,300	70
	Solasto Corp.	18,000	70
	Mars Group Holdings Corp.	4,000	69
	Shimojima Co. Ltd.	9,000	69
	Tsubaki Nakashima Co. Ltd.	14,100	69
	Akatsuki Inc.	4,989	69
	Oriental Shiraishi Corp.	31,300	69
	Sparx Group Co. Ltd.	7,140	68
	Cawachi Ltd.	4,000	67
	Weathernews Inc.	1,700	67
	Miroku Jyoho Service Co. Ltd.	6,500	67
*	Pacific Metals Co. Ltd.	8,200	67
	Toa Corp. (XTKS)	9,800	67
	Japan Transcity Corp.	15,200	67
	Takaoka Toko Co. Ltd.	4,900	67
	COLOPL Inc.	17,400	67
	Airtrip Corp.	5,625	67
*	Taiko Pharmaceutical Co. Ltd.	30,557	67
	JSB Co. Ltd.	4,400	67
	J-Oil Mills Inc.	5,600	66
		Shares	Market Value• ($000)
	Okuwa Co. Ltd.	11,800	66
	Kawada Technologies Inc.	1,500	66
	Carta Holdings Inc.	8,300	66
	Osaka Steel Co. Ltd.	5,500	65
	Seikagaku Corp.	12,300	65
	Shibusawa Warehouse Co. Ltd.	3,300	64
	Maezawa Kyuso Industries Co. Ltd.	6,900	63
	Honeys Holdings Co. Ltd.	6,260	63
	ES-Con Japan Ltd.	10,700	62
	Riso Kyoiku Co. Ltd.	36,600	61
	Kanaden Corp.	6,100	61
	Yorozu Corp.	10,300	61
	Central Security Patrols Co. Ltd.	3,519	60
	Ichikoh Industries Ltd.	17,000	60
	Pasona Group Inc.	6,700	60
	JM Holdings Co. Ltd.	4,400	60
	Fudo Tetra Corp.	4,400	59
	Aeon Fantasy Co. Ltd.	3,300	59
	Kansai Food Market Ltd.	6,600	59
*	Net Protections Holdings Inc.	33,400	59
	AOKI Holdings Inc.	8,800	58
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,600	58
	World Holdings Co. Ltd.	3,700	57
	Tv Tokyo Holdings Corp.	3,000	57
	World Co. Ltd.	5,500	57
	Hochiki Corp.	5,000	56
	Nitto Kohki Co. Ltd.	4,500	56
	Ubicom Holdings Inc.	7,300	56
	Advan Group Co. Ltd.	8,200	55
	NEC Capital Solutions Ltd.	2,600	54
	Onoken Co. Ltd.	4,800	53
	WDB Holdings Co. Ltd.	3,740	53
	SB Technology Corp.	3,600	53
	Taiho Kogyo Co. Ltd.	10,100	52
*	SRE Holdings Corp.	3,360	51
	Sanoh Industrial Co. Ltd.	8,600	50
	Elan Corp.	10,200	50
	S-Pool Inc.	21,565	50
	Corona Corp.	8,100	49
	Central Sports Co. Ltd.	3,050	49
	Amuse Inc.	5,000	49
	JDC Corp.	12,200	49
	Nippon Sharyo Ltd.	3,483	48
	Xebio Holdings Co. Ltd.	7,400	48
	Ohara Inc.	5,800	48
	Tosho Co. Ltd.	7,200	47
	Taki Chemical Co. Ltd.	2,200	47
	Takamiya Co. Ltd.	14,800	47
	Optorun Co. Ltd.	4,100	47
	Arisawa Manufacturing Co. Ltd.	6,700	47
		Shares	Market Value• ($000)
	Alpha Systems Inc.	2,500	46
	Arakawa Chemical Industries Ltd.	6,800	46
	Shindengen Electric Manufacturing Co. Ltd.	2,400	45
*	Optim Corp.	8,298	45
	Nippon Rietec Co. Ltd.	5,200	45
*	CHIMNEY Co. Ltd.	4,600	43
	Fixstars Corp.	6,600	43
	BrainPad Inc.	7,710	42
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	41
	Link & Motivation Inc.	15,500	41
	ValueCommerce Co. Ltd.	4,800	40
	G-7 Holdings Inc.	5,200	40
	MedPeer Inc.	6,711	40
	Chuo Spring Co. Ltd.	8,200	39
	Fukui Computer Holdings Inc.	2,200	38
	CI Takiron Corp.	10,000	38
	Tokyo Energy & Systems Inc.	6,000	38
	Hito Communications Holdings Inc.	4,700	38
	Chori Co. Ltd.	1,900	37
	Daisyo Corp.	4,500	37
	Tomoku Co. Ltd.	2,400	37
	Artnature Inc.	7,000	37
[2]	GMO GlobalSign Holdings KK	2,222	37
*	FDK Corp.	6,800	35
	CMIC Holdings Co. Ltd.	3,100	35
	Marvelous Inc.	7,600	35
	Tsutsumi Jewelry Co. Ltd.	2,300	35
	Medical Data Vision Co. Ltd.	7,900	35
	Digital Holdings Inc.	4,895	34
*	Atrae Inc.	5,000	33
	Iseki & Co. Ltd.	4,400	32
	Pole To Win Holdings Inc.	10,300	32
[2]	Kitanotatsujin Corp.	22,900	31
	Ebase Co. Ltd.	7,100	31
	JSP Corp.	2,300	29
	Nakayama Steel Works Ltd.	5,000	29
	MTI Ltd.	7,000	28
*	Sourcenext Corp.	24,700	28
*	Gurunavi Inc.	16,000	28
	IR Japan Holdings Ltd.	3,100	28
	Tokyo Rakutenchi Co. Ltd.	1,000	27
*	RPA Holdings Inc.	14,163	27
*,2	Open Door Inc.	4,800	24
	Cleanup Corp.	5,000	23
	Inui Global Logistics Co. Ltd.	2,647	21
	Gecoss Corp.	3,200	20
	Fibergate Inc.	2,603	20
	Robot Home Inc.	15,300	19
	Japan Medical Dynamic Marketing Inc.	3,957	19
	Enigmo Inc.	8,700	19
50

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Direct Marketing MiX Inc.	7,200	19
*	Akebono Brake Industry Co. Ltd.	21,900	18
	I-PEX Inc.	1,800	18
*	Media Do Co. Ltd.	1,830	16
	Oro Co. Ltd.	1,142	16
*	Right On Co. Ltd.	5,100	15
[2]	Kamakura Shinsho Ltd.	3,700	14
	Tess Holdings Co. Ltd.	4,400	14
*	TerraSky Co. Ltd.	1,312	13
	Raccoon Holdings Inc.	2,681	13
*	Gunosy Inc.	1,500	7
	Linical Co. Ltd.	1,300	5
	Tokyo Base Co. Ltd.	2,650	5
			2,297,893
Kuwait (0.1%)
	National Bank of Kuwait SAKP	4,125,796	11,696
	Kuwait Finance House KSCP	4,940,648	10,931
	Mobile Telecommunications Co. KSCP	988,662	1,538
*	Agility Public Warehousing Co. KSC	902,851	1,537
	Boubyan Bank KSCP	701,765	1,330
	Mabanee Co. KPSC	345,357	922
	Gulf Bank KSCP	985,474	756
	Humansoft Holding Co. KSC	60,694	596
	National Industries Group Holding SAK	921,145	530
*	Kuwait Projects Co. Holding KSCP	1,240,897	426
	Warba Bank KSCP	719,966	401
	Boubyan Petrochemicals Co. KSCP	185,530	367
	Kuwait Telecommunications Co.	172,303	295
	Kuwait International Bank KSCP	600,012	285
	Integrated Holding Co. KCSC	194,892	278
	Boursa Kuwait Securities Co. KPSC	45,883	257
	Salhia Real Estate Co. KSCP	196,457	255
	Burgan Bank SAK	402,580	212
	Jazeera Airways Co. KSCP	36,876	174
*	National Real Estate Co. KPSC	540,105	116
*	Alimtiaz Investment Group KSC	502,896	85
			32,987
Malaysia (0.2%)
	Malayan Banking Bhd.	4,070,481	7,708
	Public Bank Bhd.	7,949,330	6,943
	CIMB Group Holdings Bhd.	4,363,052	5,227
	Tenaga Nasional Bhd.	2,053,074	4,266
	Petronas Chemicals Group Bhd.	1,597,589	2,463
	CELCOMDIGI Bhd.	2,290,800	2,034
		Shares	Market Value• ($000)
	Ihh Healthcare Bhd.	1,612,920	2,030
	Press Metal Aluminium Holdings Bhd.	1,929,860	1,995
	Sime Darby Plantation Bhd.	1,919,375	1,750
	Petronas Gas Bhd.	429,500	1,551
	Hong Leong Bank Bhd.	360,300	1,467
	MISC Bhd.	931,521	1,418
	Kuala Lumpur Kepong Bhd.	294,100	1,358
	Maxis Bhd.	1,594,600	1,326
	IOI Corp. Bhd.	1,559,240	1,287
	RHB Bank Bhd.	1,047,650	1,227
	Gamuda Bhd.	1,256,300	1,224
	PPB Group Bhd.	375,940	1,198
	Axiata Group Bhd.	2,407,951	1,102
	Sime Darby Bhd.	2,256,875	1,085
	AMMB Holdings Bhd.	1,284,300	1,030
	Genting Bhd.	1,202,800	1,018
	Inari Amertron Bhd.	1,636,975	981
	Dialog Group Bhd.	2,165,448	977
	Nestle Malaysia Bhd.	35,200	915
	Malaysia Airports Holdings Bhd.	569,400	883
	IJM Corp. Bhd.	1,974,620	788
	YTL Corp. Bhd.	2,494,212	765
	QL Resources Bhd.	592,690	688
	Genting Malaysia Bhd.	1,280,200	651
	Petronas Dagangan Bhd.	133,200	639
	YTL Power International Bhd.	1,360,200	603
	Telekom Malaysia Bhd.	553,700	589
	TIME dotCom Bhd.	499,700	559
	Yinson Holdings Bhd.	1,052,620	541
	HAP Seng Consolidated Bhd.	484,900	500
	Hong Leong Financial Group Bhd.	131,542	485
	My EG Services Bhd.	2,904,500	476
	KPJ Healthcare Bhd.	1,748,200	470
[3]	MR DIY Group M Bhd.	1,473,450	458
	Fraser & Neave Holdings Bhd.	83,300	456
	Alliance Bank Malaysia Bhd.	622,400	448
*	Hartalega Holdings Bhd.	995,100	432
	Bursa Malaysia Bhd.	301,750	430
*	Top Glove Corp. Bhd.	2,621,500	399
	CTOS Digital Bhd.	1,210,400	369
	Frontken Corp. Bhd.	533,400	357
	Axis REIT	812,000	308
	Pentamaster Corp. Bhd.	286,500	301
	UMW Holdings Bhd.	296,100	301
	D&O Green Technologies Bhd.	387,200	266
	Malaysian Pacific Industries Bhd.	47,200	255
	United Plantations Bhd.	71,500	253
	Scientex Bhd.	313,200	240
*	Bumi Armada Bhd.	2,007,550	232
*	Berjaya Corp. Bhd.	3,557,133	217
	VS Industry Bhd.	1,129,200	211
		Shares	Market Value• ($000)
*	Chin Hin Group Bhd.	261,300	209
	SP Setia Bhd. Group	1,141,200	201
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	196
	British American Tobacco Malaysia Bhd.	94,900	187
	Hibiscus Petroleum Bhd.	300,760	169
	BerMaz Auto Bhd.	320,120	168
	Malaysia Building Society Bhd.	1,037,300	158
*	UWC Bhd.	206,100	158
*	Greatech Technology Bhd.	159,200	155
*	Velesto Energy Bhd.	2,852,563	153
	FGV Holdings Bhd.	539,000	148
	Kossan Rubber Industries Bhd.	507,100	144
	UEM Sunrise Bhd.	780,000	130
	Padini Holdings Bhd.	151,000	125
	Supermax Corp. Bhd.	719,433	119
*	Dagang NeXchange Bhd.	1,278,800	117
*	PMB Technology Bhd.	165,260	106
[3]	Lotte Chemical Titan Holding Bhd.	424,800	101
	DRB-Hicom Bhd.	333,800	98
	Sports Toto Bhd.	277,549	84
	Malaysian Resources Corp. Bhd.	667,900	60
	Cahya Mata Sarawak Bhd.	244,700	57
	Astro Malaysia Holdings Bhd.	557,587	49
	WCT Holdings Bhd.	339,641	37
			71,279
Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV Class O	1,599,503	12,981
	Fomento Economico Mexicano SAB de CV	1,015,266	11,491
	America Movil SAB de CV Series B	12,646,575	10,445
	Wal-Mart de Mexico SAB de CV	2,863,459	10,249
	Grupo Mexico SAB de CV Series B	1,750,983	7,141
*	Cemex SAB de CV	8,406,702	5,050
	Grupo Bimbo SAB de CV Series A	1,236,600	5,033
	Grupo Aeroportuario del Pacifico SAB de CV Class B	208,650	2,434
	Fibra Uno Administracion SA de CV	1,548,673	2,351
	Grupo Aeroportuario del Sureste SAB de CV Class B	108,291	2,334
*	Grupo Financiero Inbursa SAB de CV Class O	1,107,000	2,283
	Arca Continental SAB de CV	253,500	2,273
	Coca-Cola Femsa SAB de CV	284,060	2,155
	Grupo Elektra SAB de CV	33,034	2,114
51

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gruma SAB de CV Class B	105,555	1,837
	Corp. Inmobiliaria Vesta SAB de CV	488,001	1,530
	Grupo Bimbo SAB de CV Series A1	238,567	1,521
	Grupo Comercial Chedraui SA de CV	254,059	1,475
	Alfa SAB de CV Class A	2,059,400	1,284
	Prologis Property Mexico SA de CV	355,285	1,273
	Grupo Aeroportuario del Centro Norte SAB de CV	157,488	1,202
[3]	Banco del Bajio SA	371,738	1,138
	Promotora y Operadora de Infraestructura SAB de CV	111,556	913
	Regional SAB de CV	119,800	911
	GCC SAB de CV	99,200	883
*	Alsea SAB de CV	262,700	871
	Orbia Advance Corp. SAB de CV	512,958	831
	Kimberly-Clark de Mexico SAB de CV Class A	427,500	784
	TF Administradora Industrial S de RL de CV	473,746	769
	Qualitas Controladora SAB de CV	87,764	725
*	Industrias Penoles SAB de CV	62,878	702
[3]	FIBRA Macquarie Mexico	414,800	643
	El Puerto de Liverpool SAB de CV Class C1	118,800	604
	Grupo Televisa SAB Series CPO	1,246,834	572
	Gentera SAB de CV	525,200	557
	La Comer SAB de CV	270,574	540
	Operadora De Sites Mexicanos SAB de CV Class A-1	595,065	506
	Becle SAB de CV	286,000	504
	Bolsa Mexicana de Valores SAB de CV	274,000	427
*	Sitios Latinoamerica SAB de CV	1,091,109	390
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	550,900	314
*,3	Grupo Traxion SAB de CV	210,635	311
	Genomma Lab Internacional SAB de CV Class B	388,063	291
	Megacable Holdings SAB de CV	146,462	286
*,3	Nemak SAB de CV	1,469,999	260
	Concentradora Fibra Danhos SA de CV	111,508	120
	Alpek SAB de CV	188,017	109
	Grupo Rotoplas SAB de CV	69,601	94
*	Controladora AXTEL SAB DE CV	1,872,300	24
			103,535
Netherlands (1.0%)
	ASML Holding NV	217,979	131,032
	ING Groep NV	1,984,481	25,442
		Shares	Market Value• ($000)
	Prosus NV	853,511	23,927
	Wolters Kluwer NV	136,076	17,459
	Koninklijke Ahold Delhaize NV	536,241	15,879
	Heineken NV	154,951	13,921
*,3	Adyen NV	16,198	10,925
	ASM International NV	25,659	10,589
	Universal Music Group NV	412,708	10,107
	Koninklijke Philips NV	506,143	9,628
	DSM-Firmenich AG	95,582	8,665
	Akzo Nobel NV	94,184	6,318
	ArcelorMittal SA	273,117	6,043
	Koninklijke KPN NV	1,786,236	6,004
	Heineken Holding NV	72,728	5,533
	NN Group NV	153,824	4,934
[2]	EXOR NV	56,948	4,888
	Aegon Ltd.	936,203	4,553
	BE Semiconductor Industries NV	42,152	4,354
	IMCD NV	31,708	3,818
	Randstad NV	61,499	3,185
	ASR Nederland NV	80,365	2,999
[3]	ABN AMRO Bank NV GDR	213,370	2,874
	JDE Peet's NV	65,177	1,810
[3]	Signify NV	67,640	1,754
	Arcadis NV	41,030	1,734
	Aalberts NV	52,699	1,645
	OCI NV	51,136	1,192
*	InPost SA	118,134	1,169
	Koninklijke Vopak NV	33,891	1,143
*,3	Just Eat Takeaway.com NV	93,652	1,141
	SBM Offshore NV	80,431	1,002
*	Fugro NV	60,279	996
*,2	Galapagos NV	28,777	958
	Allfunds Group plc	183,774	941
	TKH Group NV	21,594	790
[3]	CTP NV	54,036	788
*,2,3	Basic-Fit NV	27,444	702
	APERAM SA	22,041	611
	Corbion NV	33,842	586
	Eurocommercial Properties NV	25,151	540
	Van Lanschot Kempen NV	19,828	533
	AMG Critical Materials NV	15,733	410
	Wereldhave NV	26,723	403
	PostNL NV	207,848	387
*,3	Alfen NV	11,334	357
	Sligro Food Group NV	19,031	325
	Brunel International NV	20,680	288
	NSI NV	15,668	283
	Koninklijke BAM Groep NV	130,608	270
*,3	Just Eat Takeaway.com NV (XLON)	20,742	252
	Flow Traders Ltd.	12,164	222
*	TomTom NV	34,247	205
	Vastned Retail NV	10,192	204
*,2	Ebusco Holding NV	7,222	44
[3]	B&S Group SARL	7,543	27
	Majorel Group Luxembourg SA	635	20
			356,809
		Shares	Market Value• ($000)
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	317,260	3,848
	Auckland International Airport Ltd.	680,983	2,913
	Spark New Zealand Ltd.	1,001,326	2,907
	Infratil Ltd.	455,003	2,605
	Meridian Energy Ltd.	657,328	1,851
	Contact Energy Ltd.	400,187	1,818
	EBOS Group Ltd.	83,289	1,700
	Mainfreight Ltd.	44,776	1,495
	Mercury NZ Ltd.	379,901	1,307
	Fletcher Building Ltd.	426,263	1,074
	Ryman Healthcare Ltd.	317,539	1,053
	Chorus Ltd.	248,139	1,038
*	a2 Milk Co. Ltd.	365,390	890
	Summerset Group Holdings Ltd.	139,748	794
	Goodman Property Trust	575,791	674
	Kiwi Property Group Ltd.	1,021,980	462
	Freightways Group Ltd.	105,864	460
	Precinct Properties Group	675,233	437
	Genesis Energy Ltd.	322,597	434
	SKYCITY Entertainment Group Ltd.	397,584	433
	Vital Healthcare Property Trust	312,625	364
	Heartland Group Holdings Ltd.	378,683	338
	Air New Zealand Ltd.	830,223	324
	Vector Ltd.	132,396	282
	Stride Property Group	344,664	274
	Argosy Property Ltd.	433,607	268
	SKY Network Television Ltd.	112,768	189
	Scales Corp. Ltd.	90,087	150
	Oceania Healthcare Ltd.	327,119	130
*	Synlait Milk Ltd.	35,408	28
			30,540
Norway (0.2%)
	Equinor ASA	515,720	17,289
	DNB Bank ASA	563,684	10,170
	Aker BP ASA	170,764	4,922
	Norsk Hydro ASA	732,691	4,178
	Mowi ASA	244,462	3,972
	Telenor ASA	344,301	3,520
	Orkla ASA	430,979	2,970
	Yara International ASA	89,769	2,937
	Storebrand ASA	228,232	1,906
	Subsea 7 SA	132,866	1,745
	Salmar ASA	36,608	1,736
	Kongsberg Gruppen ASA	39,362	1,608
	Gjensidige Forsikring ASA	93,383	1,400
*	Adevinta ASA	151,717	1,333
	Bakkafrost P/F	27,842	1,257
	SpareBank 1 SMN	86,574	1,050
	Var Energi ASA	308,642	1,043
52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TOMRA Systems ASA	128,268	1,017
	SpareBank 1 SR-Bank ASA	86,141	936
	Schibsted ASA Class B	50,367	935
	Schibsted ASA Class A	42,619	854
	TGS ASA	60,760	831
*	Nordic Semiconductor ASA	101,760	827
	Hafnia Ltd.	124,006	815
	Aker ASA Class A	12,925	777
	Borregaard ASA	56,681	769
*	Borr Drilling Ltd. ADR	122,192	762
*	Kahoot! ASA	237,659	744
	Leroy Seafood Group ASA	160,405	635
[3]	BW LPG Ltd.	41,482	587
	Protector Forsikring ASA	37,325	585
	Stolt-Nielsen Ltd.	17,090	563
	Aker Solutions ASA	140,416	561
*	NEL ASA	825,555	543
	Wallenius Wilhelmsen ASA	62,865	528
[3]	Europris ASA	84,603	479
	Veidekke ASA	52,587	454
*	Atea ASA	42,801	445
	FLEX LNG Ltd.	13,722	421
*,3	AutoStore Holdings Ltd.	372,665	413
	MPC Container Ships ASA	239,008	338
	Sparebank 1 Oestlandet	29,587	329
	Hoegh Autoliners ASA	39,215	317
[3]	Scatec ASA	61,320	310
	DNO ASA	291,998	298
	Austevoll Seafood ASA	43,237	295
*,3	Crayon Group Holding ASA	51,018	295
[3]	Entra ASA	35,351	276
*	Hexagon Composites ASA	102,703	242
	Bonheur ASA	12,277	212
[3]	Elkem ASA	125,425	194
	Wilh Wilhelmsen Holding ASA Class A	6,785	191
	Grieg Seafood ASA	26,579	177
*	Aker Carbon Capture ASA	151,502	144
*	BW Energy Ltd.	46,868	117
	BW Offshore Ltd.	39,903	83
*,2	Aker Horizons ASA	119,449	37
*	Hexagon Purus ASA	14,853	14
			82,386
Pakistan (0.0%)
	Lucky Cement Ltd.	120,498	271
	Engro Corp. Ltd.	173,226	173
	Fauji Fertilizer Co. Ltd.	469,991	173
	Systems Ltd.	111,174	164
	Oil & Gas Development Co. Ltd.	428,242	152
	Hub Power Co. Ltd.	384,498	138
	Habib Bank Ltd.	345,659	115
		Shares	Market Value• ($000)
	Pakistan State Oil Co. Ltd.	171,596	86
	Pakistan Oilfields Ltd.	53,810	78
	Pakistan Petroleum Ltd.	260,712	75
	Millat Tractors Ltd.	44,227	71
*	TRG Pakistan	249,819	62
	Engro Fertilizers Ltd.	189,840	59
	United Bank Ltd.	95,600	57
			1,674
Philippines (0.1%)
	SM Prime Holdings Inc.	6,087,350	3,221
	Bdo Unibank Inc.	1,269,392	2,857
	Ayala Land Inc.	4,398,600	2,164
	International Container Terminal Services Inc.	591,200	2,095
	Bank of The Philippines Islands	1,065,446	1,889
	Ayala Corp.	172,605	1,845
	JG Summit Holdings Inc.	1,637,123	1,062
	PLDT Inc.	47,775	1,021
	Metropolitan Bank & Trust Co.	1,030,859	951
	Manila Electric Co.	142,505	892
	Universal Robina Corp.	443,580	855
	Jollibee Foods Corp.	207,330	750
	Emperador Inc.	1,665,300	610
*,3	Monde Nissin Corp.	4,179,000	605
	Globe Telecom Inc.	19,369	601
	GT Capital Holdings Inc.	48,085	465
	Security Bank Corp.	335,680	456
	ACEN Corp.	4,479,188	419
	DMCI Holdings Inc.	2,550,100	412
	San Miguel Corp.	198,800	368
	Alliance Global Group Inc.	1,938,100	362
*	Bloomberry Resorts Corp.	2,005,100	322
	AREIT Inc.	526,000	304
	Semirara Mining & Power Corp.	591,836	303
	LT Group Inc.	1,831,100	286
	Century Pacific Food Inc.	554,300	274
	Wilcon Depot Inc.	747,100	261
	Puregold Price Club Inc.	511,480	244
	Robinson's Land Corp.	899,361	221
	Manila Water Co. Inc.	725,000	216
*	Cebu Air Inc.	345,540	201
*	Converge Information and Communications Technology Solutions Inc.	1,323,800	196
	Megaworld Corp.	4,417,900	154
	Robinsons Retail Holdings Inc.	167,780	121
	First Gen Corp.	286,238	91
	D&L Industries Inc.	751,700	85
	Vista Land & Lifescapes Inc.	298,673	8
	Filinvest Land Inc.	636,316	7
			27,194
		Shares	Market Value• ($000)
Poland (0.1%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	489,842	5,074
	ORLEN SA	317,080	5,014
	Powszechny Zaklad Ubezpieczen SA	307,116	3,475
	Bank Polska Kasa Opieki SA	85,212	2,589
*,3	Dino Polska SA	26,418	2,503
*	Santander Bank Polska SA	19,650	2,134
	KGHM Polska Miedz SA	76,612	2,045
	LPP SA	625	2,014
*,3	Allegro.eu SA	274,257	1,967
	KRUK SA	9,690	1,072
	CD Projekt SA	37,534	937
*	Alior Bank SA	59,375	935
	Grupa Kety SA	5,269	889
*	mBank SA	7,012	867
*	PGE Polska Grupa Energetyczna SA	458,283	796
	Orange Polska SA	415,849	771
*	Tauron Polska Energia SA	581,627	512
*	Bank Millennium SA	293,323	510
	Asseco Poland SA	25,006	458
*	Jastrzebska Spolka Weglowa SA	31,151	370
*	Cyfrowy Polsat SA	113,971	355
	Bank Handlowy w Warszawie SA	15,710	322
*	Pepco Group NV	76,976	312
*	CCC SA	27,798	263
*	AmRest Holdings SE	34,400	218
*	Enea SA	121,022	210
	Warsaw Stock Exchange	14,040	131
*	Grupa Azoty SA	18,927	99
			36,842
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,650,711	6,937
	Galp Energia SGPS SA	283,871	4,274
	Jeronimo Martins SGPS SA	152,944	3,526
	EDP Renovaveis SA	160,641	2,584
*	Banco Comercial Portugues SA Class R	4,372,830	1,342
	REN - Redes Energeticas Nacionais SGPS SA	236,679	616
	Sonae SGPS SA	501,344	493
	Navigator Co. SA	112,017	446
	NOS SGPS SA	115,805	423
	CTT-Correios de Portugal SA	84,886	324
*,2	Greenvolt-Energias Renovaveis SA	33,724	226
	Corticeira Amorim SGPS SA	20,927	203
	Altri SGPS SA	31,778	154
	Semapa-Sociedade de Investimento e Gestao	5,989	85
			21,633
53

Total World Stock Index Fund
		Shares	Market Value• ($000)
Qatar (0.1%)
	Qatar National Bank QPSC	2,453,258	10,038
	Qatar Islamic Bank SAQ	1,023,649	4,896
	Industries Qatar QSC	866,100	2,910
	Commercial Bank PSQC	1,833,533	2,583
	Masraf Al Rayan QSC	3,328,914	1,921
	Qatar International Islamic Bank QSC	632,223	1,607
	Qatar Gas Transport Co. Ltd.	1,478,862	1,430
	Qatar Fuel QSC	323,702	1,321
	Ooredoo QPSC	461,773	1,254
	Qatar Electricity & Water Co. QSC	256,372	1,165
	Mesaieed Petrochemical Holding Co.	2,521,714	1,103
	Dukhan Bank	956,612	953
	Qatar Navigation QSC	331,081	821
	Barwa Real Estate Co.	1,118,388	778
	Doha Bank QPSC	1,482,769	617
	Qatar Aluminum Manufacturing Co.	1,449,416	492
	Vodafone Qatar QSC	803,696	393
	Gulf International Services QSC	464,828	351
	Al Meera Consumer Goods Co. QSC	71,449	253
	United Development Co. QSC	853,995	229
*	Ezdan Holding Group QSC	889,166	204
			35,319
Romania (0.0%)
	Banca Transilvania SA	386,516	1,833
	OMV Petrom SA (XBSE)	9,464,459	1,082
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	40,454	1,006
	Societatea Nationala Nuclearelectrica SA	27,936	271
*	MED Life SA	240,516	232
	One United Properties SA	1,062,086	226
*	Teraplast SA	521,432	54
			4,704
Russia (0.0%)
[1]	Inter Rao Ues PJSC	21,942,572	—
*,1	MMC Norilsk Nickel PJSC ADR	41,515	—
[1]	Sberbank of Russia PJSC	4,728,611	—
*,1	Mobile TeleSystems PJSC ADR	8,900	—
[1]	Moscow Exchange MICEX-RTS PJSC	658,425	—
*,1	MMC Norilsk Nickel PJSC	19,363	—
*,1	LUKOIL PJSC ADR	7,567	—
*,1	Gazprom PJSC ADR	313,870	—
*,1	Surgutneftegas PJSC ADR	47,140	—
*,1	Tatneft PJSC ADR	54,709	—
[1]	Alrosa PJSC	1,231,670	—
		Shares	Market Value• ($000)
[1]	PhosAgro PJSC (MISX)	15,783	—
*,1,3	Detsky Mir PJSC	260,150	—
*,1	United Co. Rusal International	1,172,328	—
*,1	Unipro PJSC	4,599,900	—
[1]	OGK-2 PJSC	12,702,000	—
*,1	Polyus PJSC	13,233	—
*,1	Raspadskaya OJSC	42,160	—
*,1	TGC-1 PJSC	1,082,800,000	—
[1]	RusHydro PJSC	48,994,242	—
*,1	Aeroflot PJSC	460,151	—
*,1	Rostelecom PJSC	423,403	—
*,1	Mechel PJSC	111,128	—
[1]	Tatneft PJSC	225,781	—
[1]	LSR Group PJSC	8,952	—
*,1	Novolipetsk Steel PJSC	493,984	—
[1]	Mobile TeleSystems PJSC	325,942	—
[1]	Magnit PJSC	21,158	—
[1]	Novatek PJSC	475,632	—
*,1	Gazprom PJSC	4,172,369	—
[1]	Mosenergo PJSC	4,418,467	—
*,1	Federal Grid Co. - Rosseti PJSC	169,995,138	—
[1]	Lukoil PJSC	169,538	—
*,1	M Video PJSC	64,788	—
[1]	Rosneft Oil Co. PJSC	468,990	—
*,1	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,1	VTB Bank PJSC	2,095,416,403	—
*,1	EL5-ENERO PJSC	10,241,000	—
[1]	Sistema PJSFC	1,740,320	—
*,1	Severstal PAO PJSC	82,549	—
[1]	Surgutneftegas PJSC	3,687,540	—
*,1	Credit Bank of Moscow PJSC	5,908,600	—
[1]	Sovcomflot PJSC	170,280	—
*,1	Samolet Group	3,481	—
[1]	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
[1]	Bank St. Petersburg PJSC	83,530	—
[1]	IDGC of Centre and Volga Region PJSC	41,250,000	—
[1]	Cherkizovo Group PJSC	224	—
*,1,3	Segezha Group PJSC	947,500	—
*,1	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,081,587	19,361
[3]	Saudi Arabian Oil Co.	1,708,881	15,182
	Saudi National Bank	1,604,087	14,354
	Saudi Basic Industries Corp.	495,249	10,177
	Saudi Telecom Co.	983,416	10,074
*	Saudi Arabian Mining Co.	670,336	6,423
	Riyad Bank	819,945	5,806
	Alinma Bank	533,297	4,680
	Saudi Awwal Bank	523,917	4,678
	SABIC Agri-Nutrients Co.	128,186	4,577
	ACWA Power Co.	73,581	4,455
	Dr Sulaiman Al Habib Medical Services Group Co.	47,729	3,206
	Banque Saudi Fransi	316,328	3,024
		Shares	Market Value• ($000)
	Bank AlBilad	265,876	2,640
	Elm Co.	13,977	2,613
	Etihad Etisalat Co.	208,267	2,560
	Bupa Arabia for Cooperative Insurance Co.	40,968	2,326
	Arab National Bank	362,031	2,294
	Saudi Electricity Co.	432,748	2,055
	Almarai Co. JSC	131,577	1,961
	Sahara International Petrochemical Co.	201,890	1,739
	Mouwasat Medical Services Co.	57,252	1,527
	Savola Group	154,270	1,497
	Yanbu National Petrochemical Co.	146,585	1,481
	Co. for Cooperative Insurance	41,668	1,342
	Saudi Industrial Investment Group	209,456	1,340
	Jarir Marketing Co.	327,500	1,264
*	Saudi Kayan Petrochemical Co.	428,866	1,210
	Saudi Tadawul Group Holding Co.	26,498	1,175
	Arabian Internet & Communications Services Co.	13,620	1,137
	Saudi Investment Bank	289,938	1,136
*	Dar Al Arkan Real Estate Development Co.	281,968	1,135
*	Bank Al-Jazira	243,074	1,061
	Mobile Telecommunications Co. Saudi Arabia	275,878	1,016
	Saudi Aramco Base Oil Co.	27,242	938
	Dallah Healthcare Co.	22,635	893
	Abdullah Al Othaim Markets Co.	253,510	881
	Nahdi Medical Co.	22,602	855
*	Seera Group Holding	116,251	731
	Al Hammadi Holding	49,256	709
*	Saudi Research & Media Group	18,812	707
	Saudi Airlines Catering Co.	25,356	706
	Aldrees Petroleum and Transport Services Co.	22,038	692
	Leejam Sports Co. JSC	16,538	677
*	Arabian Drilling Co.	14,428	675
	Riyadh Cables Group Co.	32,873	642
	Saudia Dairy & Foodstuff Co.	7,740	619
*	Rabigh Refining & Petrochemical Co.	230,070	619
	Advanced Petrochemical Co.	61,556	613
	Power & Water Utility Co. for Jubail & Yanbu	40,562	589
	Arabian Centres Co. Ltd.	107,522	575
	Saudi Cement Co.	42,890	568
*	National Industrialization Co. Class C	182,812	567
	United Electronics Co.	21,699	463
54

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Al-Dawaa Medical Services Co.	18,308	463
	Astra Industrial Group	18,575	451
	Arabian Contracting Services Co.	8,162	439
	Qassim Cement Co.	25,752	431
	Southern Province Cement Co.	37,373	406
*	Emaar Economic City	207,358	404
*	Middle East Healthcare Co.	21,706	399
	Yamama Cement Co.	50,972	394
	National Medical Care Co.	11,007	360
*	Saudi Ground Services Co.	43,312	337
	United International Transportation Co.	18,517	332
	Yanbu Cement Co.	38,524	331
	Al Masane Al Kobra Mining Co.	23,180	326
*	National Agriculture Development Co.	24,421	298
	BinDawood Holding Co.	175,250	282
	City Cement Co.	56,779	263
	National Gas & Industrialization Co.	15,883	246
	Saudi Chemical Co. Holding	222,770	238
	Eastern Province Cement Co.	22,602	223
	Northern Region Cement Co.	76,004	208
	Arriyadh Development Co.	37,972	203
*	Saudi Real Estate Co.	63,454	202
*	Dur Hospitality Co.	31,461	199
	Arabian Cement Co.	23,203	193
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	186
	Saudi Ceramic Co.	25,479	162
*	Methanol Chemicals Co.	25,649	127
*	Saudi Public Transport Co.	22,688	98
*	Zamil Industrial Investment Co.	17,264	92
	Hail Cement Co.	29,572	90
	Najran Cement Co.	28,468	81
*	Al Jouf Cement Co.	26,022	80
	Bawan Co.	9,330	80
*	Sinad Holding Co	28,158	76
*	Tabuk Cement Co.	19,317	75
*	Fawaz Abdulaziz Al Hokair & Co.	14,094	73
	Herfy Food Services Co.	7,093	57
			163,130
Singapore (0.3%)
	DBS Group Holdings Ltd.	999,878	24,020
	Oversea-Chinese Banking Corp. Ltd.	1,933,338	17,924
	United Overseas Bank Ltd.	668,000	13,176
	Singapore Telecommunications Ltd.	4,191,900	7,284
		Shares	Market Value• ($000)
*	Grab Holdings Ltd. Class A	1,642,398	5,042
	CapitaLand Ascendas REIT	1,996,213	3,793
	Keppel Corp. Ltd.	794,013	3,604
	CapitaLand Integrated Commercial Trust	2,779,417	3,572
	Singapore Airlines Ltd.	751,036	3,354
	Capitaland Investment Ltd.	1,484,400	3,187
	Singapore Exchange Ltd.	449,010	3,109
	Wilmar International Ltd.	1,101,937	2,865
	Singapore Technologies Engineering Ltd.	799,100	2,194
	Mapletree Logistics Trust	1,784,315	1,916
	Genting Singapore Ltd.	3,027,000	1,902
*	Seatrium Ltd.	22,568,471	1,848
	Mapletree Industrial Trust	1,082,692	1,702
	Sembcorp Industries Ltd.	505,431	1,696
	City Developments Ltd.	295,600	1,364
	Venture Corp. Ltd.	141,600	1,209
	Frasers Logistics & Commercial Trust	1,555,376	1,181
	Mapletree Pan Asia Commercial Trust	1,197,059	1,163
	Jardine Cycle & Carriage Ltd.	54,888	1,131
	ComfortDelGro Corp. Ltd.	1,166,300	1,127
	UOL Group Ltd.	257,255	1,108
	NetLink NBN Trust	1,608,800	976
	Suntec REIT	1,200,700	965
	Frasers Centrepoint Trust	609,452	922
	Keppel DC REIT	702,988	868
*,2	SATS Ltd.	480,336	864
	Keppel REIT	1,404,690	816
	CapitaLand Ascott Trust	1,127,615	741
	ESR-LOGOS REIT	3,671,580	736
	Keppel Infrastructure Trust	2,207,766	709
	Parkway Life REIT	247,986	608
	AEM Holdings Ltd.	195,900	495
	iFAST Corp. Ltd.	95,400	461
	Olam Group Ltd.	607,300	440
	Hutchison Port Holdings Trust	2,735,500	430
	Raffles Medical Group Ltd.	493,400	429
	Lendlease Global Commercial REIT	1,127,814	420
	PARAGON REIT	703,313	408
	Capitaland India Trust	556,590	390
	CDL Hospitality Trusts	523,279	370
	Far East Hospitality Trust	820,200	354
	CapitaLand China Trust	599,068	346
	Starhill Global REIT	1,044,000	340
	Singapore Post Ltd.	1,025,300	337
	AIMS APAC REIT	383,363	336
		Shares	Market Value• ($000)
	Yangzijiang Financial Holding Ltd.	1,432,536	335
	First Resources Ltd.	293,100	324
	StarHub Ltd.	384,200	289
	OUE Commercial REIT	1,210,175	208
	Cromwell European REIT	166,820	203
	Bumitama Agri Ltd.	471,800	197
	UMS Holdings Ltd.	215,800	197
	Sheng Siong Group Ltd.	168,000	190
[2]	First REIT	1,043,136	179
	SIA Engineering Co. Ltd.	98,500	165
	Digital Core REIT Management Pte. Ltd.	310,200	157
	Hour Glass Ltd.	114,900	138
	Riverstone Holdings Ltd.	211,900	91
*	Yoma Strategic Holdings Ltd.	1,597,400	89
	Keppel Pacific Oak US REIT	462,700	85
	Nanofilm Technologies International Ltd.	74,400	51
	Manulife US REIT	783,584	39
	Prime US REIT	383,400	36
*	COSCO Shipping International Singapore Co. Ltd.	379,700	32
	Silverlake Axis Ltd.	113,679	22
*,1,2	Ezra Holdings Ltd.	344,056	3
*,1	Eagle Hospitality Trust	242,300	—
			127,262
South Africa (0.3%)
*	Naspers Ltd. Class N	103,376	16,162
	FirstRand Ltd.	2,767,713	9,124
	Standard Bank Group Ltd.	743,515	7,297
	Gold Fields Ltd.	485,400	6,403
	MTN Group Ltd.	1,002,031	4,896
	Anglogold Ashanti plc	233,637	4,313
[2]	Capitec Bank Holdings Ltd.	46,284	4,113
	Absa Group Ltd.	447,732	4,085
	Sasol Ltd.	320,893	4,056
	Bid Corp. Ltd.	187,479	3,981
	Shoprite Holdings Ltd.	259,527	3,326
	Sanlam Ltd.	940,884	3,301
	Nedbank Group Ltd.	259,242	2,792
	Bidvest Group Ltd.	193,638	2,740
	Remgro Ltd.	283,325	2,191
	Discovery Ltd.	299,345	2,064
	Clicks Group Ltd.	134,372	1,980
	Impala Platinum Holdings Ltd.	469,334	1,955
	Sibanye Stillwater Ltd.	1,532,351	1,955
	Aspen Pharmacare Holdings Ltd.	214,125	1,948
	Woolworths Holdings Ltd.	488,695	1,821
	Vodacom Group Ltd.	311,708	1,695
[2]	Old Mutual Ltd. (XZIM)	2,493,747	1,586
	Reinet Investments SCA	75,135	1,561
55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Harmony Gold Mining Co. Ltd.	307,674	1,411
*	NEPI Rockcastle NV	253,973	1,373
	Exxaro Resources Ltd.	130,409	1,309
	Northam Platinum Holdings Ltd.	195,414	1,181
	Foschini Group Ltd.	194,024	1,050
[2,3]	Pepkor Holdings Ltd.	1,116,140	1,019
	Anglo American Platinum Ltd.	29,803	996
	Mr Price Group Ltd.	134,314	971
[2]	Outsurance Group Ltd.	440,283	953
	Growthpoint Properties Ltd.	1,751,161	910
	Momentum Metropolitan Holdings	767,927	865
	Truworths International Ltd.	192,912	782
	Investec Ltd.	141,786	776
	SPAR Group Ltd.	126,055	761
	Kumba Iron Ore Ltd.	28,742	761
	Tiger Brands Ltd.	82,090	760
	Life Healthcare Group Holdings Ltd.	732,028	730
	Redefine Properties Ltd.	3,743,410	704
	Thungela Resources Ltd.	73,464	656
	AVI Ltd.	162,265	607
	Sappi Ltd.	282,392	594
*	Multichoice Group	153,148	573
	Netcare Ltd.	772,623	535
	African Rainbow Minerals Ltd.	60,755	501
	Motus Holdings Ltd.	97,657	485
*	Fortress Real Estate Investments Ltd.	628,691	442
	Barloworld Ltd.	100,195	422
	Super Group Ltd.	216,350	369
	Vukile Property Fund Ltd.	502,898	336
	Coronation Fund Managers Ltd.	206,818	335
	Santam Ltd.	21,925	322
	Resilient REIT Ltd.	157,411	314
	Attacq Ltd.	679,647	294
	Hyprop Investments Ltd.	188,081	287
[3]	Dis-chem Pharmacies Ltd.	207,475	272
	AECI Ltd.	45,345	269
[2]	Equites Property Fund Ltd.	436,346	268
	Reunert Ltd.	77,073	243
	Ninety One Ltd.	117,635	230
	MAS plc	280,278	228
[2]	Pick n Pay Stores Ltd.	169,566	227
*	Fortress Real Estate Investments Ltd. Class B	661,747	210
	Omnia Holdings Ltd.	66,723	207
	DataTec Ltd.	96,451	183
	Tsogo Sun Ltd.	262,465	170
	Burstone Group Ltd.	400,652	159
	JSE Ltd.	33,129	158
	DRDGOLD Ltd.	179,409	157
*	KAP Ltd.	1,215,044	146
		Shares	Market Value• ($000)
	Sun International Ltd.	71,834	145
*	Telkom SA SOC Ltd.	117,167	137
	Curro Holdings Ltd.	249,842	136
	Astral Foods Ltd.	15,486	121
	Transaction Capital Ltd.	288,393	75
			123,470
South Korea (1.2%)
	Samsung Electronics Co. Ltd. (XKRX)	2,622,305	130,525
	SK Hynix Inc.	298,685	25,938
	POSCO Holdings Inc.	40,220	12,312
	NAVER Corp.	79,158	11,067
	Samsung SDI Co. Ltd. (XKRX)	27,853	8,819
	Hyundai Motor Co.	68,662	8,650
	LG Chem Ltd. (XKRX)	24,982	8,188
	Kia Corp.	134,503	7,684
	Shinhan Financial Group Co. Ltd.	266,691	6,855
	Celltrion Inc.	60,403	6,708
	KB Financial Group Inc.	171,957	6,555
*,2	LG Energy Solution Ltd.	22,097	6,335
*,3	Samsung Biologics Co. Ltd.	10,202	5,363
	Hyundai Mobis Co. Ltd.	34,412	5,329
[2]	Ecopro Co. Ltd.	10,524	4,863
	Kakao Corp.	169,932	4,790
	Hana Financial Group Inc.	155,707	4,527
	LG Electronics Inc. (XKRX)	59,540	4,417
[2]	Ecopro BM Co. Ltd.	25,168	3,682
	Samsung C&T Corp.	45,624	3,607
	KT&G Corp.	55,387	3,494
	Samsung Fire & Marine Insurance Co. Ltd.	17,812	3,406
	Woori Financial Group Inc.	356,053	3,145
*	SK Innovation Co. Ltd.	31,635	2,882
	LG Corp.	49,969	2,860
	Samsung Electro-Mechanics Co. Ltd.	30,124	2,785
[2]	Celltrion Healthcare Co. Ltd.	55,122	2,727
[2]	POSCO Future M Co. Ltd.	15,469	2,726
*	Doosan Enerbility Co. Ltd.	227,046	2,262
	Samsung Life Insurance Co. Ltd.	40,989	2,195
	Samsung SDS Co. Ltd.	19,791	2,029
	Meritz Financial Group Inc.	54,127	2,014
*,2	Krafton Inc.	16,391	1,995
	SK Inc.	18,763	1,978
	Korea Zinc Co. Ltd.	5,495	1,910
*	SK Square Co. Ltd.	59,325	1,875
*	Samsung Heavy Industries Co. Ltd.	360,918	1,830
	HMM Co. Ltd.	156,695	1,697
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,027	1,679
		Shares	Market Value• ($000)
*	Korea Electric Power Corp.	133,368	1,669
	DB Insurance Co. Ltd.	25,125	1,635
*	HYBE Co. Ltd.	9,808	1,597
*	Samsung Engineering Co. Ltd.	88,614	1,562
[2]	KakaoBank Corp.	115,188	1,559
	Korean Air Lines Co. Ltd.	102,013	1,552
	KB Financial Group Inc. ADR (XNYS)	39,869	1,521
	Amorepacific Corp.	15,862	1,489
	Hanwha Aerospace Co. Ltd.	19,417	1,460
	NCSoft Corp.	8,265	1,428
	Hyundai Glovis Co. Ltd.	10,367	1,316
*,2	HLB Inc.	60,746	1,309
	Yuhan Corp.	30,498	1,300
[2]	LG Innotek Co. Ltd.	7,826	1,299
[2]	L&F Co. Ltd.	13,320	1,296
[2]	Korea Aerospace Industries Ltd.	39,190	1,290
*	CosmoAM&T Co. Ltd.	11,366	1,183
	Hankook Tire & Technology Co. Ltd.	41,595	1,180
*	Hanwha Solutions Corp.	54,701	1,165
	Industrial Bank of Korea	139,459	1,154
*	LG Display Co. Ltd.	127,530	1,154
[2]	Lotte Chemical Corp.	10,586	1,150
	S-Oil Corp.	23,011	1,136
	Hyundai Steel Co.	45,148	1,098
	JYP Entertainment Corp.	14,235	1,084
	LG H&H Co. Ltd. (XKRX)	4,615	1,082
*,2	Kum Yang Co. Ltd.	16,201	1,059
	Orion Corp.Republic of Korea	11,930	1,056
	Coway Co. Ltd.	32,664	1,045
[2]	Posco DX Co. Ltd.	28,112	1,026
	Hanmi Semiconductor Co. Ltd.	25,770	1,010
	HD Hyundai Co. Ltd.	22,665	965
	Hanmi Pharm Co. Ltd.	4,544	950
	Hyundai Engineering & Construction Co. Ltd.	37,807	938
	CJ CheilJedang Corp. (XKRX)	4,475	938
	LG Uplus Corp.	121,959	914
	Posco International Corp.	23,993	895
	Samsung Securities Co. Ltd.	33,931	889
*,2	Alteogen Inc.	18,994	881
*	SK Biopharmaceuticals Co. Ltd.	15,171	849
	Kumho Petrochemical Co. Ltd.	8,991	845
	Fila Holdings Corp.	30,205	800
	HD Hyundai Electric Co Ltd.	14,071	783
56

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Doosan Bobcat Inc.	26,486	761
	Korea Investment Holdings Co. Ltd.	20,272	758
[2]	Hotel Shilla Co. Ltd.	16,257	752
	Hyundai Heavy Industries Co. Ltd.	9,851	747
	Hyundai Marine & Fire Insurance Co. Ltd.	31,908	744
	BNK Financial Group Inc.	143,194	721
	GS Holdings Corp.	24,674	721
*	Hyundai Rotem Co. Ltd.	39,725	687
[2]	DB HiTek Co. Ltd.	18,856	681
*,2	Pearl Abyss Corp.	17,941	657
	Youngone Corp.	15,613	628
	Kangwon Land Inc.	57,100	622
[2]	SKC Co. Ltd.	10,566	618
	F&F Co. Ltd.	8,915	618
*,3	SK IE Technology Co. Ltd.	13,993	617
[2]	E-MART Inc.	11,201	604
	JB Financial Group Co. Ltd.	80,396	601
	Mirae Asset Securities Co. Ltd.	120,976	593
[2]	OCI Holdings Co. Ltd.	8,114	586
*	Hanall Biopharma Co. Ltd.	26,670	579
	Cheil Worldwide Inc.	38,524	567
*,2	Hyundai Mipo Dockyard Co. Ltd.	10,819	558
	LS Corp.	9,531	554
*,2	Hyundai Bioscience Co. Ltd.	19,652	545
[2]	Hanjin Kal Corp.	17,043	538
	Hyosung TNC Corp.	1,998	530
[2]	SM Entertainment Co. Ltd.	7,005	525
[2]	Pan Ocean Co. Ltd.	162,595	519
	NongShim Co. Ltd.	1,570	516
*	SOLUM Co. Ltd.	23,843	512
*,2	SK Bioscience Co. Ltd.	11,369	512
*,2	Celltrion Pharm Inc.	10,864	511
[2]	Medytox Inc.	3,316	507
[2]	Hyundai Elevator Co. Ltd.	15,649	501
	NH Investment & Securities Co. Ltd.	68,382	491
[2]	Soulbrain Co. Ltd.	2,835	490
	HL Mando Co. Ltd.	19,684	479
*,2	Hanwha Ocean Co. Ltd.	27,307	478
	DGB Financial Group Inc.	82,047	478
	Hansol Chemical Co. Ltd.	4,231	472
[2]	KIWOOM Securities Co. Ltd.	7,824	468
	Shinsegae Inc.	3,622	454
[2]	LEENO Industrial Inc.	4,414	452
	GS Retail Co. Ltd.	25,046	451
	Hanwha Corp. (XKRX)	27,321	450
[2]	Eo Technics Co. Ltd.	4,302	446
*	Hyosung Heavy Industries Corp.	3,500	444
	BGF retail Co. Ltd.	4,319	442
*,2	Rainbow Robotics	4,213	442
		Shares	Market Value• ($000)
	Hyosung Advanced Materials Corp.	1,626	431
	Hanwha Systems Co. Ltd.	45,488	429
	Hyundai Wia Corp.	10,205	425
	DL E&C Co. Ltd.	16,399	417
*,2,3	Netmarble Corp.	14,347	412
*	Hanwha Life Insurance Co. Ltd.	200,116	411
	Green Cross Corp.	5,755	410
	WONIK IPS Co. Ltd.	18,108	405
[2]	HPSP Co. Ltd.	17,433	404
*,2	Kakao Games Corp.	23,142	402
*	Lunit Inc.	4,102	398
	IsuPetasys Co. Ltd.	24,476	396
[2]	LS Electric Co. Ltd.	8,310	395
	LOTTE Fine Chemical Co. Ltd.	9,334	388
	Hanon Systems	75,221	384
	KCC Corp.	2,168	382
	Sam-A Aluminum Co. Ltd.	4,078	379
[2]	Hana Micron Inc.	20,818	378
	Samsung Card Co. Ltd.	16,192	376
*	Paradise Co. Ltd.	34,477	375
[2]	People & Technology Inc.	10,131	371
[2]	CS Wind Corp.	10,815	367
*	Cosmax Inc.	3,643	366
[2]	CJ Corp.	5,859	365
	Lotte Shopping Co. Ltd.	6,809	364
[2]	Jusung Engineering Co. Ltd.	19,828	363
	Hyundai Doosan Infracore Co. Ltd.	71,866	357
*	W Scope Chungju Plant Co. Ltd.	11,680	357
[2]	Dongjin Semichem Co. Ltd.	15,849	354
	LIG Nex1 Co. Ltd.	5,464	353
	S-1 Corp.	8,589	347
	Hyundai Autoever Corp.	3,593	347
[2]	Advanced Nano Products Co. Ltd.	3,850	343
[2]	Classys Inc.	13,558	331
	TCC Steel	8,490	330
[2]	Lotte Energy Materials Corp.	11,227	322
*,2	Cosmochemical Co. Ltd.	13,762	321
[2]	SSANGYONG C&E Co. Ltd.	77,503	320
	Dentium Co. Ltd.	3,940	320
	Koh Young Technology Inc.	39,103	320
*,2	LegoChem Biosciences Inc.	11,611	319
*	Sam Chun Dang Pharm Co. Ltd.	6,945	317
	PharmaResearch Co. Ltd.	3,641	314
[2]	SIMMTECH Co. Ltd.	12,556	308
	Poongsan Corp.	11,418	305
	LX Semicon Co. Ltd.	5,715	305
	S&S Tech Corp.	10,826	305
	Hanmi Science Co. Ltd.	12,822	301
[2]	Samyang Foods Co. Ltd.	2,187	297
		Shares	Market Value• ($000)
*	Bioneer Corp.	12,524	295
	Chong Kun Dang Pharmaceutical Corp.	4,183	294
	BH Co. Ltd.	20,707	289
	Innocean Worldwide Inc.	8,753	283
	GS Engineering & Construction Corp.	28,720	281
	Kolon Industries Inc.	8,682	280
[2]	ISC Co. Ltd.	5,408	279
[2]	Foosung Co. Ltd.	37,374	277
[2]	Nature Holdings Co. Ltd.	17,134	275
	Lotte Corp.	14,118	272
[2]	KEPCO Engineering & Construction Co. Inc.	7,001	272
*	Daewoo Engineering & Construction Co. Ltd.	92,460	270
	SK Chemicals Co. Ltd.	6,442	270
*	Hugel Inc.	2,561	270
	Daeduck Electronics Co. Ltd.	18,162	270
	Korean Reinsurance Co.	40,956	269
	Dongsuh Cos. Inc.	20,882	267
*,2	Mezzion Pharma Co. Ltd.	9,718	267
*	Kumho Tire Co. Inc.	85,471	266
*,2	Creative & Innovative System	39,334	263
	POSCO Holdings Inc. (XNYS) ADR	3,422	262
[2]	Ecopro HN Co. Ltd.	6,106	262
[2]	Daejoo Electronic Materials Co. Ltd.	5,071	260
	AMOREPACIFIC Group	12,187	259
	Hite Jinro Co. Ltd.	16,354	258
*,2	Kakaopay Corp.	10,073	257
*,2	Chabiotech Co. Ltd.	21,371	255
[2]	Park Systems Corp.	2,424	252
	CJ Logistics Corp.	4,399	247
	Hyundai Department Store Co. Ltd.	6,181	245
	Green Cross Holdings Corp.	24,254	244
	HK inno N Corp.	7,555	242
*	OCI Co. Ltd.	3,110	241
[2]	YG Entertainment Inc.	5,887	240
	JR Global REIT	82,399	240
*,2	HLB Life Science Co. Ltd.	36,160	239
	Daou Technology Inc.	19,687	238
	Kolmar Korea Co. Ltd.	5,995	238
	Eugene Technology Co. Ltd.	8,350	237
	HAESUNG DS Co. Ltd.	7,122	234
	Partron Co. Ltd.	36,101	233
*,2	Oscotec Inc.	16,434	233
	LX International Corp.	12,485	231
	Jeisys Medical Inc.	28,755	224
[2]	Wemade Co. Ltd.	7,558	221
[2]	SFA Engineering Corp.	10,655	220
57

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Construction Equipment Co. Ltd.	6,479	214
	Sebang Global Battery Co. Ltd.	5,794	212
	SK REITs Co. Ltd.	76,174	212
*	Korea Gas Corp.	12,410	210
*	Peptron Inc.	9,519	209
	DL Holdings Co. Ltd.	6,552	206
	Taekwang Industrial Co. Ltd.	481	206
	KEPCO Plant Service & Engineering Co. Ltd.	8,533	206
*	Hanwha General Insurance Co. Ltd.	66,514	205
	SK Networks Co. Ltd.	49,736	205
	HL Holdings Corp.	8,477	200
*	Asiana Airlines Inc.	24,040	199
*	NHN Corp.	12,518	199
*,2	STCUBE	26,717	198
	Han Kuk Carbon Co. Ltd.	23,265	197
	Hansol Paper Co. Ltd.	26,412	196
*,2	Doosan Fuel Cell Co. Ltd.	16,064	196
	LX Holdings Corp.	38,930	195
*	Pharmicell Co. Ltd.	42,334	194
	ST Pharm Co. Ltd.	3,818	193
[2]	Seegene Inc.	13,628	193
*,2	NKMax Co. Ltd.	21,302	189
	Ottogi Corp.	679	188
	Doosan Co. Ltd.	3,387	187
	Hankook Shell Oil Co. Ltd.	1,097	186
*	Eubiologics Co. Ltd.	26,091	185
*,2	Lotte Tour Development Co. Ltd.	22,998	184
	Douzone Bizon Co. Ltd.	8,988	182
*,2	Sungeel Hitech Co. Ltd.	2,563	181
	Aekyung Industrial Co. Ltd.	10,642	179
	AfreecaTV Co. Ltd.	3,587	179
[2]	Intellian Technologies Inc.	3,402	178
*	CJ ENM Co. Ltd.	4,558	176
[2]	L&C Bio Co. Ltd.	8,321	175
	ESR Kendall Square REIT Co. Ltd.	73,044	173
*,2	Lake Materials Co. Ltd.	20,511	172
*	Cafe24 Corp.	18,578	171
	Lotte Chilsung Beverage Co. Ltd.	1,540	166
	Caregen Co. Ltd.	8,119	162
*,2	Amicogen Inc.	16,892	159
[2]	Chunbo Co. Ltd.	2,163	159
*,2	Sangsangin Co. Ltd.	50,577	158
*,2	Seojin System Co. Ltd.	12,648	157
*,1	Eoflow Co. Ltd.	9,734	157
*	Il Dong Pharmaceutical Co. Ltd.	13,165	157
*	Sambu Engineering & Construction Co. Ltd.	80,762	155
		Shares	Market Value• ($000)
[2]	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	154
	Doosan Tesna Inc.	4,630	154
*	SK oceanplant Co. Ltd.	12,959	154
[2]	INTOPS Co. Ltd.	8,598	153
	Shinhan Alpha REIT Co. Ltd.	33,379	152
	i-SENS Inc.	8,808	150
[2]	MegaStudyEdu Co. Ltd.	3,258	150
[2]	Youlchon Chemical Co. Ltd.	7,162	149
[2]	SL Corp.	6,678	148
	Shinhan Financial Group Co. Ltd. ADR	5,816	148
*	Duk San Neolux Co. Ltd.	5,175	148
*,2	GemVax & Kael Co. Ltd.	13,995	148
	KCC Glass Corp.	4,931	148
	Solid Inc.	33,987	148
*	Hana Tour Service Inc.	4,494	147
	Samyang Holdings Corp.	2,925	147
*,2	Myoung Shin Industrial Co. Ltd.	12,556	147
	Korea Electric Terminal Co. Ltd.	3,118	146
	Youngone Holdings Co. Ltd.	2,479	144
*,2	SFA Semicon Co. Ltd.	40,560	143
	Sungwoo Hitech Co. Ltd.	24,178	142
*	Dongsung Pharmaceutical Co. Ltd.	30,325	142
	NEXTIN Inc.	3,543	141
	PI Advanced Materials Co. Ltd.	7,673	140
	Kwang Dong Pharmaceutical Co. Ltd.	25,148	138
	LOTTE REIT Co. Ltd.	64,933	138
*	GeneOne Life Science Inc.	65,440	137
[2]	Korea Petrochemical Ind Co. Ltd.	1,153	136
	Hanssem Co. Ltd.	3,709	135
	Unid Co. Ltd.	2,363	134
*,2	Nexon Games Co. Ltd.	12,037	134
*	Taihan Electric Wire Co. Ltd.	16,106	133
	Daewoong Pharmaceutical Co. Ltd.	1,793	133
*	Jeju Air Co. Ltd.	16,749	131
	Seoul Semiconductor Co. Ltd.	17,246	129
	Tongyang Inc.	175,206	129
	Com2uSCorp	4,149	129
*	Samsung Pharmaceutical Co. Ltd.	66,728	127
*,2	Shin Poong Pharmaceutical Co. Ltd.	14,690	127
		Shares	Market Value• ($000)
	Hansae Co. Ltd.	7,440	126
*,2	Dawonsys Co. Ltd.	12,010	126
*,2	Enchem Co. Ltd.	3,278	126
	Hyosung Corp.	2,867	125
*	ABLBio Inc.	10,612	125
*	Naturecell Co. Ltd.	23,800	124
	Daesang Corp.	8,390	124
[2]	TKG Huchems Co. Ltd.	7,579	123
	Orion Holdings Corp.	10,345	122
	Binggrae Co. Ltd.	2,977	121
*	DIO Corp.	6,970	121
	Yunsung F&C Co. Ltd.	1,397	121
	Hanjin Transportation Co. Ltd.	8,540	120
*,2	Insun ENT Co. Ltd.	22,663	120
	Tokai Carbon Korea Co. Ltd.	1,930	119
[2]	Ahnlab Inc.	2,466	117
*	Dongkuk Steel Mill Co. Ltd.	15,002	117
	NICE Information Service Co. Ltd.	17,427	114
*	CJ CGV Co. Ltd.	30,053	114
[2]	Innox Advanced Materials Co. Ltd.	5,711	113
*	Neowiz	5,514	113
	Songwon Industrial Co. Ltd.	8,840	112
	SD Biosensor Inc.	15,618	112
	Hansol Holdings Co. Ltd.	56,593	111
	JW Pharmaceutical Corp.	5,709	111
*	Shinsung E&G Co. Ltd.	81,277	111
	Lotte Rental Co. Ltd.	5,834	111
	Eusu Holdings Co. Ltd.	24,450	109
	Mcnex Co. Ltd.	5,314	109
	SPC Samlip Co. Ltd.	2,239	108
*,2	Wysiwyg Studios Co. Ltd.	61,836	108
	SK Discovery Co. Ltd.	3,913	107
	DoubleUGames Co. Ltd.	3,487	107
*	IS Dongseo Co. Ltd.	5,641	105
[2]	GOLFZON Co. Ltd.	1,620	105
*,2	Humasis Co. Ltd.	70,056	104
*	Hanwha Investment & Securities Co. Ltd.	59,216	101
	GC Cell Corp.	4,726	101
	DongKook Pharmaceutical Co. Ltd.	8,385	100
	Hankook & Co. Co. Ltd.	10,472	95
	Korea United Pharm Inc.	5,473	95
	Able C&C Co. Ltd.	15,248	94
*	Grand Korea Leisure Co. Ltd.	8,051	93
	SNT Motiv Co. Ltd.	3,039	91
	TES Co. Ltd.	6,231	91
	Solus Advanced Materials Co. Ltd.	5,565	91
*	Ananti Inc.	17,951	89
	Harim Holdings Co. Ltd.	18,041	89
*,2	KMW Co. Ltd.	11,857	88
58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Daewoong Co. Ltd.	7,674	85
*	NEPES Corp.	7,196	85
	Samwha Capacitor Co. Ltd.	3,429	83
	iMarketKorea Inc.	14,356	83
*	HLB Therapeutics Co. Ltd.	30,127	83
*	CrystalGenomics Invites Co. Ltd.	40,355	82
*	Korea Line Corp.	65,526	81
	Dong-A Socio Holdings Co. Ltd.	1,084	80
	LX Hausys Ltd.	2,811	80
	LOTTE Himart Co. Ltd.	11,111	79
	Eugene Investment & Securities Co. Ltd.	26,002	78
	Boryung	11,701	78
*	Enplus Co. Ltd.	26,028	78
*,2	Komipharm International Co. Ltd.	20,136	77
*	Hancom Inc.	8,867	77
	Young Poong Corp.	219	76
	Huons Co. Ltd.	2,533	76
	KISWIRE Ltd.	5,342	75
	Samchully Co. Ltd.	1,099	75
	Hanil Cement Co. Ltd.	8,300	75
*	CMG Pharmaceutical Co. Ltd.	48,693	74
*	Studio Dragon Corp.	2,043	74
	Seobu T&D	13,639	74
*	HJ Shipbuilding & Construction Co. Ltd.	29,450	73
*	Hyosung Chemical Corp.	1,134	73
	Handsome Co. Ltd.	5,208	72
	Sung Kwang Bend Co. Ltd.	7,218	72
	SK Securities Co. Ltd.	167,425	72
*	Genexine Inc.	12,258	72
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	4,319	72
	Hyundai Home Shopping Network Corp.	2,274	70
	SK Gas Ltd.	627	69
	KH Vatec Co. Ltd.	6,489	69
	Yuanta Securities Korea Co. Ltd.	38,496	68
*,2	Modetour Network Inc.	5,632	67
	Korea Asset In Trust Co. Ltd.	27,936	67
	Lotte Wellfood Co. Ltd.	794	67
[2]	RFHIC Corp.	6,535	67
*	Bukwang Pharmaceutical Co. Ltd.	15,591	66
*	Tongyang Life Insurance Co. Ltd.	19,837	65
	Vieworks Co. Ltd.	2,977	65
	ENF Technology Co. Ltd.	4,657	65
	Dongwon F&B Co. Ltd.	2,980	64
	Webzen Inc.	6,293	64
		Shares	Market Value• ($000)
	NICE Holdings Co. Ltd.	7,180	64
	Dong-A ST Co. Ltd.	1,558	64
*	Daea TI Co. Ltd.	27,911	63
	Humedix Co. Ltd.	2,506	63
	Namyang Dairy Products Co. Ltd.	180	62
*	AbClon Inc.	7,364	61
*,2	Danal Co. Ltd.	23,723	61
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	60
	HDC Holdings Co. Ltd.	13,059	60
[2]	Maeil Dairies Co. Ltd.	1,786	60
[2]	Soulbrain Holdings Co. Ltd.	2,470	60
	TK Corp.	5,206	59
	Hansol Technics Co. Ltd.	12,925	58
*	Homecast Co. Ltd.	16,364	58
	KISCO Corp.	12,779	58
	KC Tech Co. Ltd.	4,074	58
	TY Holdings Co. Ltd.	14,814	58
*	UniTest Inc.	7,083	58
	Zinus Inc.	4,071	57
*,1	Cellivery Therapeutics Inc.	11,508	57
	Dongwon Industries Co. Ltd.	2,506	56
	InBody Co. Ltd.	3,443	55
*	Binex Co. Ltd.	10,090	55
	NHN KCP Corp.	9,232	55
	Seah Besteel Holdings Corp.	3,350	54
	Nexen Tire Corp.	9,585	53
*	iNtRON Biotechnology Inc.	11,424	53
	HS Industries Co. Ltd.	19,810	52
*	Yungjin Pharmaceutical Co. Ltd.	33,594	52
	Hyundai Corp.	3,860	51
	LF Corp.	4,969	51
*	Inscobee Inc.	57,676	50
	Daol Investment & Securities Co. Ltd.	17,627	50
	Advanced Process Systems Corp.	3,991	48
	Ilyang Pharmaceutical Co. Ltd.	4,628	47
	Namhae Chemical Corp.	8,782	46
	Daehan Flour Mill Co. Ltd.	505	46
*	BNC Korea Co. Ltd.	19,712	46
*	Hanwha Galleria Corp.	61,692	46
*	Dongkuk CM Co. Ltd.	9,042	46
	Samyang Corp.	1,434	44
	Chongkundang Holdings Corp.	1,116	43
*	HLB Global Co. Ltd.	16,503	43
	Hyundai GF Holdings	16,214	42
*	OliX Pharmaceuticals Inc.	4,338	42
*	Com2uS Holdings Corp.	2,319	41
	Shinsegae International Inc.	3,565	41
		Shares	Market Value• ($000)
	Jeil Pharmaceutical Co. Ltd.	3,563	40
*	Helixmith Co. Ltd.	13,268	40
*	Namsun Aluminum Co. Ltd.	27,772	40
	E1 Corp.	906	39
*	Wonik Holdings Co. Ltd.	17,538	39
*,2	Telcon RF Pharmaceutical Inc.	76,974	39
	Gradiant Corp.	4,724	38
	Cuckoo Homesys Co. Ltd.	2,535	38
	Toptec Co. Ltd.	6,950	37
	Kolon Corp.	3,096	36
*	ITM Semiconductor Co. Ltd.	2,429	36
	Woongjin Thinkbig Co. Ltd.	19,007	34
	ICD Co. Ltd.	6,637	34
	Hyundai Bioland Co. Ltd.	4,937	34
	Daeduck Co. Ltd.	7,444	33
*	Medipost Co. Ltd.	6,440	33
	CJ Freshway Corp.	2,037	32
	Huons Global Co. Ltd.	2,154	32
	Cuckoo Holdings Co. Ltd.	2,530	32
*	Hyundai Green Food	3,771	32
	Dongkuk Holdings Co. Ltd.	4,816	31
	KUMHOE&C Co. Ltd.	8,282	31
	LG HelloVision Co. Ltd.	12,615	31
*	MedPacto Inc.	5,561	29
*	Aprogen Biologics	108,181	26
*	Ace Technologies Corp.	20,197	26
	Sindoh Co. Ltd.	1,039	25
*	Giantstep Inc.	3,654	25
	KC Co. Ltd.	2,009	23
	DB Financial Investment Co. Ltd.	7,719	22
*	Interflex Co. Ltd.	3,142	22
*	Enzychem Lifesciences Corp.	24,522	22
	OptoElectronics Solutions Co. Ltd.	2,511	21
*,1	Kuk-il Paper Manufacturing Co. Ltd.	26,987	16
	Kolmar Korea Holdings Co. Ltd.	3,060	15
	Daishin Securities Co. Ltd.	12	—
			455,657
Spain (0.6%)
	Iberdrola SA (XMAD)	3,286,532	36,553
	Banco Santander SA	8,831,182	32,480
	Banco Bilbao Vizcaya Argentaria SA	3,310,935	26,048
	Industria de Diseno Textil SA	578,850	19,981
	Amadeus IT Group SA	249,917	14,263
	Telefonica SA	2,755,721	10,644
	Repsol SA	715,141	10,471
*,3	Cellnex Telecom SA	308,831	9,078
[2]	Ferrovial SE	287,365	8,649
	CaixaBank SA	2,093,469	8,511
59

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Aena SME SA	39,229	5,692
	ACS Actividades de Construccion y Servicios SA	120,364	4,353
	Redeia Corp. SA	235,533	3,673
	Banco de Sabadell SA	2,866,141	3,564
	Endesa SA	175,325	3,299
	Bankinter SA	385,171	2,436
*	Grifols SA	203,353	2,282
	Enagas SA	133,721	2,237
	Naturgy Energy Group SA	77,327	2,188
	Acciona SA	12,276	1,548
	Merlin Properties Socimi SA	180,182	1,502
	Fluidra SA	74,234	1,309
	Viscofan SA	19,991	1,156
	Mapfre SA	553,170	1,150
	Indra Sistemas SA	75,273	1,057
	Inmobiliaria Colonial Socimi SA	183,639	1,030
	Acerinox SA	105,259	1,025
	Cia de Distribucion Integral Logista Holdings SA	34,694	852
	Corp. ACCIONA Energias Renovables SA	31,129	843
	Vidrala SA (XMAD)	11,083	824
	Applus Services SA	68,493	722
*	Solaria Energia y Medio Ambiente SA	44,568	669
	CIE Automotive SA	24,936	636
	Ebro Foods SA	36,858	627
[3]	Unicaja Banco SA	602,169	627
	Sacyr SA	209,925	606
	Laboratorios Farmaceuticos Rovi SA	11,024	590
	Faes Farma SA	157,969	496
*	Melia Hotels International SA	70,054	390
	Almirall SA	39,436	359
	Construcciones y Auxiliar de Ferrocarriles SA	11,471	343
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	355,649	307
[3]	Gestamp Automocion SA	80,894	298
[3]	Neinor Homes SA	26,333	271
*	Tecnicas Reunidas SA	28,520	251
	Pharma Mar SA	7,305	249
[2]	Fomento de Construcciones y Contratas SA	19,329	245
	Ence Energia y Celulosa SA	65,595	196
	Lar Espana Real Estate Socimi SA	30,983	180
[3]	Global Dominion Access SA	47,418	154
	Prosegur Cia de Seguridad SA	98,413	147
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	125
		Shares	Market Value• ($000)
*	Distribuidora Internacional de Alimentacion SA	6,034,792	78
	Banco Santander SA ADR	16,687	61
[3]	Prosegur Cash SA	110,532	60
*	NH Hotel Group SA	7,857	32
			227,417
Sweden (0.8%)
	Atlas Copco AB Class A	1,476,939	19,125
	Volvo AB Class B	817,908	16,207
	Investor AB Class B	809,555	14,861
	Assa Abloy AB Class B	535,952	11,424
	Sandvik AB	591,628	10,077
	Skandinaviska Enskilda Banken AB Class A	899,895	10,042
	Hexagon AB Class B	1,173,174	9,561
	Swedbank AB Class A	554,536	9,107
[3]	Evolution AB	100,629	8,967
	Atlas Copco AB Class B	742,978	8,346
	Essity AB Class B	335,542	7,651
	Telefonaktiebolaget LM Ericsson Class B	1,623,347	7,272
	Svenska Handelsbanken AB Class A	804,004	6,855
	Investor AB Class A (XSTO)	340,712	6,201
	Alfa Laval AB	168,572	5,463
	H & M Hennes & Mauritz AB Class B	367,169	4,933
	Nibe Industrier AB Class B	801,692	4,617
	Epiroc AB Class B	306,410	4,255
	Epiroc AB Class A	257,561	4,243
	EQT AB	228,863	4,181
	Boliden AB	153,166	3,926
	SKF AB Class B	220,065	3,568
	Trelleborg AB Class B	126,396	3,196
	Svenska Cellulosa AB SCA Class B	227,366	3,120
	Telia Co. AB	1,373,141	2,911
	Skanska AB Class B	192,316	2,887
	Indutrade AB	157,913	2,799
	Volvo AB Class A	128,777	2,582
	Saab AB Class B	49,616	2,549
	Castellum AB	245,628	2,354
	Getinge AB Class B	122,021	2,197
	Lifco AB Class B	118,759	2,173
	Tele2 AB Class B	302,007	2,145
	Industrivarden AB Class C	82,355	2,124
	Securitas AB Class B	259,753	2,081
	SSAB AB Class B	352,217	2,043
*	Swedish Orphan Biovitrum AB	97,313	2,002
	Industrivarden AB Class A	75,723	1,959
	Beijer Ref AB	199,071	1,892
	L E Lundbergforetagen AB Class B	45,836	1,872
	AddTech AB Class B	121,673	1,789
	AAK AB	90,635	1,724
	Holmen AB Class B	44,698	1,687
		Shares	Market Value• ($000)
	Husqvarna AB Class B	234,530	1,520
	Sagax AB Class B	83,856	1,518
*	Fastighets AB Balder Class B	335,066	1,424
	Elekta AB Class B	197,036	1,342
[3]	Thule Group AB	58,671	1,335
	Svenska Cellulosa AB SCA Class A	95,046	1,299
	Axfood AB	58,100	1,285
	Nordnet AB publ	89,324	1,265
	Investment AB Latour Class B	72,959	1,264
*	Kinnevik AB Class B	146,776	1,255
	Hexpol AB	137,650	1,222
[2]	Avanza Bank Holding AB	69,634	1,177
	Fortnox AB	284,235	1,127
[3]	Dometic Group AB	178,644	1,102
	Loomis AB	41,240	1,071
	Fabege AB	141,077	1,053
*	Volvo Car AB Class B	298,191	1,028
	Billerud Aktiebolag	110,439	1,026
	Sweco AB Class B	107,142	988
*	Electrolux AB Class B	116,040	977
	Wihlborgs Fastigheter AB	150,131	973
	Sectra AB Class B	87,975	952
	Lagercrantz Group AB Class B	95,069	868
	SSAB AB Class A	143,306	858
	Mycronic AB	38,143	836
	Vitec Software Group AB Class B	18,607	743
[3]	Munters Group AB	60,781	742
	Hemnet Group AB	41,059	713
*,2	Embracer Group AB	428,246	697
[3]	Bravida Holding AB	109,084	683
	Wallenstam AB Class B	196,589	665
	Alleima AB	106,123	646
*	Betsson AB Class B	60,095	605
*	Modern Times Group MTG AB Class B	73,587	591
	Bure Equity AB	29,419	588
	Granges AB	58,280	561
	Hufvudstaden AB Class A	51,408	548
	Catena AB	16,278	539
	HMS Networks AB	16,203	537
	AFRY AB	51,008	536
	Nolato AB Class B	120,246	532
	Vitrolife AB	40,430	527
	Arjo AB Class B	156,498	523
	Pandox AB	52,139	513
	Lindab International AB	32,774	505
*,2,3	Sinch AB	314,433	498
	AddNode Group AB	78,875	492
	Electrolux Professional AB Class B	114,725	464
	Medicover AB Class B	40,455	456
	Nyfosa AB	91,803	444
	AddLife AB Class B	66,485	434
	Storskogen Group AB Class B	709,774	421
	Sagax AB Class D	185,941	419
	NCC AB Class B	40,700	417
	Peab AB Class B	104,588	390
60

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Svenska Handelsbanken AB Class B	36,460	376
*	OX2 AB	91,332	369
	Atrium Ljungberg AB Class B	23,563	362
*,3	BioArctic AB	17,661	357
	Bilia AB Class A	37,365	347
	Mips AB	14,060	347
	Instalco AB	121,521	340
	Biotage AB	32,349	330
	JM AB	29,862	319
	Bufab AB	13,429	319
	Beijer Alma AB	20,006	318
*,3	Boozt AB	43,850	307
	Cibus Nordic Real Estate AB publ	30,270	284
*,2	Truecaller AB Class B	117,157	284
*,3	Attendo AB	88,614	281
*	Camurus AB	9,206	276
	Clas Ohlson AB Class B	26,096	274
	Corem Property Group AB Class B	417,564	270
	Troax Group AB	16,741	268
*	Stillfront Group AB	258,261	267
*	Sdiptech AB Class B	13,329	262
	MEKO AB	32,413	261
[2]	Hexatronic Group AB	108,348	253
	Ratos AB Class B	88,996	248
	INVISIO AB	15,780	238
	Dios Fastigheter AB	42,250	229
	Cloetta AB Class B	124,219	199
	Investment AB Oresund	22,015	197
*,3	Scandic Hotels Group AB	58,544	197
	Systemair AB	34,023	187
[2]	Intrum AB	36,295	186
	Platzer Fastigheter Holding AB Class B	34,923	183
	Telefonaktiebolaget LM Ericsson Class A	38,513	180
	Fagerhult Group AB	35,407	179
	NP3 Fastigheter AB	12,702	170
[2]	Samhallsbyggnadsbolaget i Norden AB	524,544	153
[3]	Resurs Holding AB	76,489	149
	SkiStar AB	15,371	146
*	Norion Bank AB	39,722	128
	Volati AB	16,186	122
	Skandinaviska Enskilda Banken AB	9,487	109
	Husqvarna AB Class A	13,494	87
*,2	Viaplay Group AB	39,821	85
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	56
	NCC AB Class A	2,835	29
*	BONAVA AB	6,837	11
*,1	Ow Bunker A/S	3,210	—
			284,701
Switzerland (2.2%)
	Nestle SA (Registered)	1,476,257	159,198
	Novartis AG (Registered)	1,143,924	107,094
	Roche Holding AG	314,666	81,092
		Shares	Market Value• ($000)
	Zurich Insurance Group AG	81,997	38,948
	UBS Group AG (Registered)	1,574,777	37,002
	Cie Financiere Richemont SA Class A (Registered)	283,996	33,505
	ABB Ltd. (Registered)	824,625	27,706
	Roche Holding AG (Bearer)	78,334	21,347
	Alcon Inc.	272,644	19,515
	Sika AG (Registered)	73,752	17,650
	Swiss Re AG	160,400	17,526
	Holcim AG	273,406	16,904
	Givaudan SA (Registered)	4,370	14,546
	Lonza Group AG (Registered)	40,716	14,259
	Partners Group Holding AG	12,155	12,870
	Swiss Life Holding AG (Registered)	18,425	11,834
	Geberit AG (Registered)	18,331	8,535
	Swisscom AG (Registered)	14,124	8,463
	Kuehne & Nagel International AG (Registered)	27,717	7,474
	Straumann Holding AG (Registered)	58,975	6,970
	Logitech International SA (Registered)	88,086	6,933
	Julius Baer Group Ltd.	113,325	6,716
	Sonova Holding AG (Registered)	27,901	6,613
	Chocoladefabriken Lindt & Spruengli AG	596	6,598
	SGS SA (Registered)	79,243	6,472
*	Sandoz Group AG	228,273	5,935
	Chocoladefabriken Lindt & Spruengli AG (Registered)	52	5,665
	Schindler Holding AG (XSWX)	25,163	5,091
[3]	VAT Group AG	14,080	4,993
	Swatch Group AG (Bearer)	18,360	4,700
	SIG Group AG	184,192	4,061
	Swiss Prime Site AG (Registered)	41,151	3,825
	Baloise Holding AG (Registered)	25,911	3,720
	Adecco Group AG (Registered)	89,643	3,392
	PSP Swiss Property AG (Registered)	25,510	3,139
*	On Holding AG Class A	121,474	3,118
	Barry Callebaut AG (Registered)	1,951	2,958
	Helvetia Holding AG (Registered)	20,385	2,740
	EMS-Chemie Holding AG (Registered)	3,997	2,734
	Georg Fischer AG (Registered)	45,690	2,371
	Temenos AG (Registered)	32,862	2,368
[3]	Galenica AG	27,651	2,089
		Shares	Market Value• ($000)
	Belimo Holding AG (Registered)	4,956	2,087
	Flughafen Zurich AG (Registered)	10,766	2,012
*	Dufry AG (Registered)	57,096	2,001
	Tecan Group AG (Registered)	6,942	1,998
	Clariant AG (Registered)	130,295	1,851
	Siegfried Holding AG (Registered)	2,135	1,693
	Banque Cantonale Vaudoise (Registered)	14,805	1,673
	BKW AG	9,789	1,646
	Schindler Holding AG (Registered)	7,704	1,502
	Allreal Holding AG (Registered)	8,655	1,389
	Softwareone Holding AG	66,463	1,309
	Bucher Industries AG (Registered)	3,590	1,281
	Bachem Holding AG	16,897	1,227
	Accelleron Industries AG	49,687	1,227
	DKSH Holding AG	19,739	1,209
	Mobimo Holding AG (Registered)	4,188	1,157
	Valiant Holding AG (Registered)	10,216	1,114
	Inficon Holding AG (Registered)	1,015	1,099
	Cembra Money Bank AG	15,255	1,052
	Emmi AG (Registered)	1,094	1,033
*	Aryzta AG	548,265	1,005
	Landis & Gyr Group AG	12,811	950
	St Galler Kantonalbank AG (Registered)	1,716	932
	SFS Group AG	9,216	922
[2]	Stadler Rail AG	26,832	908
	Vontobel Holding AG (Registered)	15,042	880
	dormakaba Holding AG	1,882	860
	Burckhardt Compression Holding AG	1,685	854
	Interroll Holding AG (Registered)	320	844
	Swissquote Group Holding SA (Registered)	4,272	821
	Swatch Group AG (Registered)	16,004	775
	Comet Holding AG (Registered)	3,896	766
	Sulzer AG (Registered)	9,040	746
	VZ Holding AG	7,270	715
	Daetwyler Holding AG	3,974	703
	Forbo Holding AG (Registered)	584	644
	Huber and Suhner AG (Registered)	8,927	611
	EFG International AG	48,862	587
	Kardex Holding AG (Registered)	2,845	550
61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Komax Holding AG (Registered)	2,676	531
	Ypsomed Holding AG (Registered)	1,899	523
	OC Oerlikon Corp. AG (Registered)	127,755	509
*,2	Meyer Burger Technology AG	1,880,453	504
	LEM Holding SA (Registered)	241	488
*,3	Sensirion Holding AG	6,307	472
*,2	ams-OSRAM AG	128,142	457
[3]	Medacta Group SA	3,604	414
	SKAN Group AG	5,168	390
	Intershop Holding AG	583	387
	Bystronic AG	797	381
	u-blox Holding AG	3,709	351
	Schweiter Technologies AG	619	347
	PIERER Mobility AG	5,140	294
	Bossard Holding AG (Registered) Class A	1,395	288
	Leonteq AG	6,314	272
*	Basilea Pharmaceutica AG (Registered)	6,878	268
[3]	Medmix AG	12,792	266
*	Autoneum Holding AG	2,328	264
	ALSO Holding AG (Registered)	1,028	262
	Vetropack Holding AG (Registered)	6,482	254
	Arbonia AG	29,171	250
	Zehnder Group AG	4,740	246
	Implenia AG (Registered)	7,694	239
	Bell Food Group AG (Registered)	785	234
	Investis Holding SA	2,249	233
	APG SGA SA	1,157	215
*	DocMorris AG	4,835	201
*,3	Medartis Holding AG	2,471	197
	COSMO Pharmaceuticals NV	5,142	195
	Hiag Immobilien Holding AG	2,215	191
*,3	Montana Aerospace AG	11,959	144
*,3	PolyPeptide Group AG	7,414	139
*,2	Idorsia Ltd.	62,337	119
	Rieter Holding AG (Registered)	1,063	90
	VP Bank AG Class A	742	67
			813,984
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	11,232,413	183,454
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	407,037	35,131
	MediaTek Inc.	824,766	21,526
	Hon Hai Precision Industry Co. Ltd.	6,650,118	19,849
	Delta Electronics Inc.	1,204,311	10,853
		Shares	Market Value• ($000)
[2]	United Microelectronics Corp.	6,235,468	8,967
[2]	Quanta Computer Inc.	1,474,690	8,707
	Fubon Financial Holding Co. Ltd.	4,293,218	7,984
	CTBC Financial Holding Co. Ltd.	10,175,715	7,663
	Mega Financial Holding Co. Ltd.	6,216,625	7,054
	Cathay Financial Holding Co. Ltd.	5,128,710	6,960
	ASE Technology Holding Co. Ltd.	1,874,262	6,562
	Nan Ya Plastics Corp.	3,151,545	6,030
	E.Sun Financial Holding Co. Ltd.	8,133,007	5,993
	Uni-President Enterprises Corp.	2,703,992	5,673
	China Steel Corp.	6,669,678	4,976
	Formosa Plastics Corp.	2,078,089	4,942
	Yuanta Financial Holding Co. Ltd.	6,543,684	4,916
	Accton Technology Corp.	302,000	4,679
	Chunghwa Telecom Co. Ltd.	1,307,000	4,675
	First Financial Holding Co. Ltd.	5,818,987	4,656
	Taiwan Cooperative Financial Holding Co. Ltd.	5,846,778	4,540
[2]	Wistron Corp.	1,575,152	4,392
[2]	Novatek Microelectronics Corp.	310,025	4,366
	Chailease Holding Co. Ltd.	784,271	4,254
	Asustek Computer Inc.	382,677	4,012
	Formosa Chemicals & Fibre Corp.	1,989,551	3,743
	Yageo Corp.	221,851	3,617
	Lite-On Technology Corp. ADR	1,158,030	3,606
	Largan Precision Co. Ltd.	55,020	3,524
	Sinopac Holdings Co.	6,312,458	3,481
	Hua Nan Financial Holdings Co. Ltd. Class C	5,523,654	3,464
[2]	Taiwan Cement Corp. (XTAI)	3,451,524	3,439
	Taishin Financial Holding Co. Ltd.	6,385,414	3,406
	Hotai Motor Co. Ltd.	176,455	3,293
[2]	Unimicron Technology Corp.	718,000	3,202
[2]	Realtek Semiconductor Corp.	256,420	3,196
*	China Development Financial Holding Corp.	9,103,685	3,182
[2]	Alchip Technologies Ltd.	37,882	3,107
	Chunghwa Telecom Co. Ltd. ADR	81,784	2,914
	Airtac International Group	87,804	2,887
	Taiwan Mobile Co. Ltd.	961,800	2,842
		Shares	Market Value• ($000)
	Shanghai Commercial & Savings Bank Ltd.	2,027,850	2,687
	Advantech Co. Ltd.	258,015	2,650
	Pegatron Corp.	1,104,954	2,579
[2]	E Ink Holdings Inc.	481,272	2,504
	President Chain Store Corp.	308,137	2,451
	eMemory Technology Inc.	39,000	2,443
[2]	Wiwynn Corp.	48,000	2,274
[2]	Global Unichip Corp.	48,000	2,145
	Far EasTone Telecommunications Co. Ltd.	911,000	2,134
	Catcher Technology Co. Ltd.	371,310	2,083
	Inventec Corp.	1,651,554	2,069
	Chang Hwa Commercial Bank Ltd.	3,724,851	1,973
	Far Eastern New Century Corp.	2,153,279	1,962
	Micro-Star International Co. Ltd.	379,000	1,940
	Compal Electronics Inc.	2,207,323	1,920
*	Shin Kong Financial Holdings Co. Ltd.	7,072,851	1,900
[2]	Gigabyte Technology Co. Ltd.	276,000	1,875
	Globalwafers Co. Ltd.	124,000	1,823
	Evergreen Marine Corp. Taiwan Ltd.	546,608	1,819
	Elite Material Co. Ltd.	161,000	1,796
	Formosa Petrochemical Corp.	734,140	1,794
	Eclat Textile Co. Ltd.	109,166	1,738
	WPG Holdings Ltd.	745,440	1,650
[2]	Acer Inc.	1,549,551	1,638
	Silergy Corp.	183,000	1,636
*	Innolux Corp.	4,303,542	1,622
	Asia Cement Corp.	1,301,264	1,607
	Chicony Electronics Co. Ltd.	416,231	1,602
	Teco Electric and Machinery Co. Ltd.	1,111,000	1,586
	Synnex Technology International Corp.	733,498	1,557
	Sino-American Silicon Products Inc.	303,000	1,534
	Chroma ATE Inc.	224,000	1,514
	Feng TAY Enterprise Co. Ltd.	269,370	1,487
	Voltronic Power Technology Corp.	36,322	1,457
	Walsin Lihwa Corp.	1,352,873	1,440
	King Yuan Electronics Co. Ltd.	605,000	1,433
	ASPEED Technology Inc.	17,300	1,383
[2]	Powerchip Semiconductor Manufacturing Corp.	1,674,000	1,377
*	Tatung Co. Ltd.	1,239,789	1,374
	Tripod Technology Corp.	267,000	1,367
62

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Asia Vital Components Co. Ltd.	154,234	1,363
	Phison Electronics Corp.	94,000	1,357
	Makalot Industrial Co. Ltd.	119,985	1,343
	Cheng Shin Rubber Industry Co. Ltd.	969,379	1,325
	Winbond Electronics Corp.	1,668,726	1,293
	Powertech Technology Inc.	395,000	1,283
[2]	Yang Ming Marine Transport Corp.	961,632	1,253
*,2	PharmaEssentia Corp.	125,000	1,244
	Pou Chen Corp.	1,393,524	1,242
[2]	AUO Corp.	2,545,400	1,232
[2]	Parade Technologies Ltd.	37,000	1,213
	Eva Airways Corp.	1,414,817	1,200
	TA Chen Stainless Pipe	1,036,214	1,186
	Lien Hwa Industrial Holdings Corp.	618,984	1,184
	Taiwan Business Bank	2,994,227	1,181
	Ruentex Development Co. Ltd.	1,164,729	1,168
[2]	Oneness Biotech Co. Ltd.	187,800	1,138
	International Games System Co. Ltd. Class C	59,000	1,137
	Faraday Technology Corp.	115,800	1,092
	Highwealth Construction Corp.	824,037	1,035
	Taiwan High Speed Rail Corp.	1,137,000	1,032
	Vanguard International Semiconductor Corp.	474,000	1,029
[2]	Gold Circuit Electronics Ltd.	188,100	1,029
	Nanya Technology Corp.	511,324	1,025
	Hiwin Technologies Corp.	168,188	1,019
	Lotes Co. Ltd.	39,807	1,017
	Foxconn Technology Co. Ltd.	620,514	1,007
	Zhen Ding Technology Holding Ltd.	331,700	1,003
[2]	China Airlines Ltd.	1,631,000	978
	Taichung Commercial Bank Co. Ltd.	2,142,545	973
	Qisda Corp. ADR	736,000	966
	Sinbon Electronics Co. Ltd.	112,499	963
[2]	Win Semiconductors Corp.	212,151	951
	Compeq Manufacturing Co. Ltd.	559,000	914
	Jentech Precision Industrial Co. Ltd.	50,598	902
	Giant Manufacturing Co. Ltd.	178,170	901
	ASMedia Technology Inc.	22,000	900
		Shares	Market Value• ($000)
	Simplo Technology Co. Ltd.	86,640	893
	Radiant Opto-Electronics Corp.	227,314	871
[2]	Nan Ya Printed Circuit Board Corp.	118,000	866
	Walsin Technology Corp.	262,968	852
	Macronix International Co. Ltd.	1,007,903	842
	WT Microelectronics Co. Ltd.	223,986	822
[2]	AP Memory Technology Corp.	70,700	786
	Chipbond Technology Corp.	369,000	775
[2]	Yulon Motor Co. Ltd.	333,094	765
	Sanyang Motor Co. Ltd.	363,000	748
	King Slide Works Co. Ltd.	34,000	742
	Ruentex Industries Ltd.	417,019	738
	Yulon Finance Corp.	131,834	730
[2]	YFY Inc.	789,000	727
	Wan Hai Lines Ltd.	507,305	725
	Auo Corp. ADR	152,313	722
*	IBF Financial Holdings Co. Ltd.	2,011,678	714
	Poya International Co. Ltd.	45,131	694
	United Integrated Services Co. Ltd.	93,200	692
[2]	Jinan Acetate Chemical Co. Ltd.	22,820	686
	Chung-Hsin Electric & Machinery Manufacturing Corp.	237,000	684
[2]	Via Technologies Inc.	184,000	681
	Taiwan Fertilizer Co. Ltd.	370,000	678
	Wistron NeWeb Corp.	168,400	665
[2]	Bizlink Holding Inc.	85,014	662
	Merida Industry Co. Ltd.	128,400	658
	Bora Pharmaceuticals Co. Ltd.	32,276	647
	Nien Made Enterprise Co. Ltd.	73,000	646
	Elan Microelectronics Corp.	143,400	639
	Taiwan Secom Co. Ltd.	169,675	618
*	HTC Corp.	440,491	603
[2]	Mitac Holdings Corp.	511,589	583
	Tung Ho Steel Enterprise Corp.	290,110	582
*,2	China Petrochemical Development Corp.	1,832,488	575
	Lotus Pharmaceutical Co. Ltd.	73,000	570
	Century Iron & Steel Industrial Co. Ltd.	116,000	540
	Topco Scientific Co. Ltd.	101,908	532
	Ardentec Corp.	263,903	531
	Tong Yang Industry Co. Ltd.	234,000	531
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	60,000	530
	Run Long Construction Co. Ltd.	182,000	527
	King's Town Bank Co. Ltd.	458,000	525
[2]	Microbio Co. Ltd.	328,219	520
[2]	Genius Electronic Optical Co. Ltd.	43,911	518
	Silicon Integrated Systems Corp.	333,669	517
[2]	momo.com Inc.	30,844	509
	Taiwan Hon Chuan Enterprise Co. Ltd.	163,772	509
	Great Wall Enterprise Co. Ltd.	323,553	508
	Sigurd Microelectronics Corp.	275,781	506
	Goldsun Building Materials Co. Ltd. Class C	646,137	503
	Fusheng Precision Co. Ltd.	80,000	500
	Taiwan Surface Mounting Technology Corp.	176,250	498
*	Taiwan Glass Industry Corp.	862,842	487
	Arcadyan Technology Corp.	100,099	478
[2]	Tong Hsing Electronic Industries Ltd.	114,942	477
	Coretronic Corp.	210,400	475
*	Ennostar Inc.	369,278	471
	Far Eastern Department Stores Ltd.	635,115	470
	TXC Corp.	158,000	469
	Formosa Taffeta Co. Ltd.	596,000	464
	Visual Photonics Epitaxy Co. Ltd.	101,250	462
	Shihlin Electric & Engineering Corp.	153,989	452
*,2	EirGenix Inc.	137,000	451
	CTCI Corp.	369,000	449
	Hotai Finance Co. Ltd.	116,600	448
[2]	Taiwan Union Technology Corp.	135,000	446
	Fitipower Integrated Technology Inc.	53,691	444
	Fortune Electric Co. Ltd.	63,478	441
	Eternal Materials Co. Ltd.	511,973	440
	China Motor Corp.	163,800	439
[2]	AcBel Polytech Inc.	370,449	437
	Yieh Phui Enterprise Co. Ltd.	916,292	437
	Getac Holdings Corp.	192,000	431
	Shinkong Synthetic Fibers Corp.	926,000	430
	Merry Electronics Co. Ltd.	156,309	429
	Supreme Electronics Co. Ltd.	248,401	427
	ADATA Technology Co. Ltd.	139,688	422
	Charoen Pokphand Enterprise	150,400	421
63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kinsus Interconnect Technology Corp.	142,000	418
	Far Eastern International Bank	1,174,395	417
	Feng Hsin Steel Co. Ltd.	214,000	416
	Capital Securities Corp.	924,220	407
[2]	Orient Semiconductor Electronics Ltd.	315,605	406
*,2	HannStar Display Corp.	1,170,265	401
	ChipMOS Technologies Inc.	312,682	396
*,2	Polaris Group	175,000	396
	FLEXium Interconnect Inc.	153,154	395
	Primax Electronics Ltd.	184,000	393
	Sercomm Corp.	112,000	391
	Gudeng Precision Industrial Co. Ltd.	37,201	387
	United Renewable Energy Co. Ltd.	838,502	386
*,2	Nan Kang Rubber Tire Co. Ltd.	340,493	385
	Huaku Development Co. Ltd.	136,000	384
	Kinik Co.	76,000	383
	USI Corp.	635,645	378
	Cheng Loong Corp.	432,000	377
	Pan Jit International Inc.	202,800	375
	O-Bank Co. Ltd.	1,279,000	368
	Transcend Information Inc.	162,000	367
[2]	United Microelectronics Corp. ADR	51,487	367
	Sunonwealth Electric Machine Industry Co. Ltd.	134,000	362
	Episil Technologies Inc.	167,334	354
	Chicony Power Technology Co. Ltd.	102,000	353
	Gloria Material Technology Corp.	255,000	352
[2]	Taiwan Semiconductor Co. Ltd.	145,000	351
*	Phihong Technology Co. Ltd.	214,603	350
	Elite Semiconductor Microelectronics Technology Inc.	134,000	349
	Wafer Works Corp.	257,601	348
	Kinpo Electronics	806,000	347
	Farglory Land Development Co. Ltd.	187,000	345
	XinTec Inc.	96,000	344
	L&K Engineering Co. Ltd.	87,000	343
	Taiwan-Asia Semiconductor Corp	245,312	340
	Dynamic Holding Co. Ltd.	140,760	340
[2]	Pegavision Corp.	29,457	338
	AURAS Technology Co. Ltd.	38,000	336
		Shares	Market Value• ($000)
	VisEra Technologies Co. Ltd.	52,000	330
	Chin-Poon Industrial Co. Ltd.	306,000	329
*	Advanced Wireless Semiconductor Co.	94,437	329
	ITE Technology Inc.	65,000	328
	Raydium Semiconductor Corp.	29,000	322
	Great Tree Pharmacy Co. Ltd.	30,702	322
	Universal Vision Biotechnology Co. Ltd.	34,927	321
	FocalTech Systems Co. Ltd.	128,655	321
	China Steel Chemical Corp.	87,000	320
	Zyxel Group Corp.	186,467	315
	Ta Ya Electric Wire & Cable	313,752	312
	Center Laboratories Inc.	218,672	309
	Greatek Electronics Inc.	170,000	306
*	Medigen Vaccine Biologics Corp.	142,287	305
	President Securities Corp.	565,670	304
	Brighton-Best International Taiwan Inc.	295,000	303
	M31 Technology Corp.	11,132	302
	TCI Co. Ltd.	56,022	299
	Wisdom Marine Lines Co. Ltd.	231,196	299
	Pan-International Industrial Corp.	283,000	298
	Oriental Union Chemical Corp.	528,000	297
*	TaiMed Biologics Inc.	111,000	296
	Hsin Kuang Steel Co. Ltd.	204,000	294
	Depo Auto Parts Ind Co. Ltd.	73,000	294
	Wah Lee Industrial Corp.	100,260	292
	Nuvoton Technology Corp.	74,000	292
	Solar Applied Materials Technology Corp.	240,571	290
	Cheng Uei Precision Industry Co. Ltd.	243,000	289
	Sunplus Technology Co. Ltd.	310,000	289
	Grape King Bio Ltd.	63,000	288
*	Mercuries Life Insurance Co. Ltd.	1,850,590	288
	Kenda Rubber Industrial Co. Ltd.	319,203	288
*,2	Taiwan TEA Corp.	469,000	287
	Advanced Energy Solution Holding Co. Ltd.	15,000	286
	Tainan Spinning Co. Ltd.	650,543	285
*	OBI Pharma Inc.	114,225	284
	Systex Corp.	91,000	282
	Taiwan Paiho Ltd.	159,000	282
		Shares	Market Value• ($000)
	Kuo Toong International Co. Ltd.	254,374	280
	Everlight Electronics Co. Ltd.	202,000	277
	TSEC Corp.	314,543	277
	Standard Foods Corp.	236,400	275
	Hannstar Board Corp.	159,059	275
	Cleanaway Co. Ltd.	51,000	272
[2]	Chung Hung Steel Corp.	409,000	272
	Nan Pao Resins Chemical Co. Ltd.	44,000	271
	Kaori Heat Treatment Co. Ltd.	41,625	271
	Ennoconn Corp.	34,976	270
	Shin Zu Shing Co. Ltd.	93,691	268
	Co-Tech Development Corp.	148,000	268
	TPK Holding Co. Ltd.	267,958	266
	SDI Corp.	85,000	265
	Foxsemicon Integrated Technology Inc.	46,900	265
	MPI Corp.	45,000	264
	Channel Well Technology Co. Ltd.	103,892	263
	Global Mixed Mode Technology Inc.	34,000	262
*	CMC Magnetics Corp.	739,855	256
	ITEQ Corp.	108,244	255
	Innodisk Corp.	27,659	255
	Xxentria Technology Materials Corp.	115,500	254
	U-Ming Marine Transport Corp.	185,000	254
	TSRC Corp.	357,925	253
[2]	Andes Technology Corp.	21,000	251
	Wowprime Corp.	33,716	249
	YungShin Global Holding Corp.	181,350	248
	Holy Stone Enterprise Co. Ltd.	84,210	247
*	Adimmune Corp.	251,485	247
	Chang Wah Technology Co. Ltd.	245,000	245
	EVERGREEN Steel Corp.	112,000	244
	Shinkong Insurance Co. Ltd.	117,000	241
	Allied Supreme Corp.	25,000	241
	Pixart Imaging Inc.	60,000	239
	Taiwan Sakura Corp.	118,994	234
	Sensortek Technology Corp.	18,000	234
*	Lung Yen Life Service Corp.	209,000	230
	Ambassador Hotel	157,000	229
*	Shining Building Business Co. Ltd.	730,915	229
	Thinking Electronic Industrial Co. Ltd.	54,000	228
	Taiwan Cogeneration Corp.	186,585	228
	Formosa International Hotels Corp.	36,058	225
64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hu Lane Associate Inc.	52,575	225
[2]	Waffer Technology Corp.	66,990	225
	Hota Industrial Manufacturing Co. Ltd.	116,940	224
	Quanta Storage Inc.	105,000	223
	Taiwan Mask Corp.	105,158	222
	Global Brands Manufacture Ltd.	115,640	221
	Acter Group Corp. Ltd.	39,576	220
[2]	Grand Pacific Petrochemical	447,000	218
	Nichidenbo Corp.	126,000	216
	Swancor Holding Co. Ltd.	81,000	216
	TTY Biopharm Co. Ltd.	83,541	216
	Altek Corp.	206,600	216
	Etron Technology Inc.	169,338	214
	WinWay Technology Co. Ltd.	10,787	213
	Sinon Corp.	185,000	209
	Machvision Inc.	37,404	208
	Syncmold Enterprise Corp.	99,750	206
	Kung Long Batteries Industrial Co. Ltd.	51,000	205
*	Radium Life Tech Co. Ltd.	759,440	205
	IEI Integration Corp.	96,605	205
	General Interface Solution Holding Ltd.	118,000	203
	BES Engineering Corp.	560,000	202
	St. Shine Optical Co. Ltd.	36,000	202
	Wei Chuan Foods Corp.	354,000	202
	ZillTek Technology Corp.	17,621	202
	Unitech Printed Circuit Board Corp.	350,689	201
	Dynapack International Technology Corp.	82,000	199
	D-Link Corp.	348,475	198
	Synmosa Biopharma Corp.	170,689	198
	Evergreen International Storage & Transport Corp.	210,000	194
	Ho Tung Chemical Corp.	748,141	194
	Chong Hong Construction Co. Ltd.	87,152	194
	Shiny Chemical Industrial Co. Ltd.	50,000	194
	Chia Hsin Cement Corp.	347,820	191
	International CSRC Investment Holdings Co.	323,447	191
	Ton Yi Industrial Corp.	389,000	189
	Sporton International Inc.	28,446	188
	VIA Labs Inc.	30,000	188
	Formosan Rubber Group Inc.	259,101	187
		Shares	Market Value• ($000)
	Ability Enterprise Co. Ltd.	268,000	186
	KMC Kuei Meng International Inc.	50,000	186
*	CSBC Corp. Taiwan	297,615	186
*	Foresee Pharmaceuticals Co. Ltd.	71,575	184
	Evergreen Aviation Technologies Corp.	63,000	183
	UPI Semiconductor Corp.	24,000	179
	Universal Cement Corp.	229,000	179
	Dimerco Express Corp.	71,892	176
	Nantex Industry Co. Ltd.	164,000	174
	Topkey Corp.	35,000	174
	Career Technology MFG. Co. Ltd.	277,522	173
	Fulgent Sun International Holding Co. Ltd.	43,029	171
	Kindom Development Co. Ltd.	161,700	170
	Chenbro Micom Co. Ltd.	30,000	168
	TaiDoc Technology Corp.	38,000	167
	Continental Holdings Corp.	200,000	166
*	Rich Development Co. Ltd.	594,000	163
*	Kuo Yang Construction Co. Ltd.	293,000	163
	Taiflex Scientific Co. Ltd.	126,800	163
	Elitegroup Computer Systems Co. Ltd.	201,000	159
	UPC Technology Corp.	344,265	157
	Weikeng Industrial Co. Ltd.	188,000	156
	Sinyi Realty Inc.	177,358	155
*	Mercuries & Associates Holding Ltd.	397,414	155
*	Lealea Enterprise Co. Ltd.	488,800	153
	Cathay Real Estate Development Co. Ltd.	319,200	150
	Asia Optical Co. Inc.	80,000	150
	Longchen Paper & Packaging Co. Ltd.	349,309	150
	Infortrend Technology Inc.	258,000	149
*	Yeong Guan Energy Technology Group Co. Ltd.	94,639	149
	Darwin Precisions Corp.	347,000	148
	Dyaco International Inc.	151,852	148
	Soft-World International Corp.	50,000	147
	Flytech Technology Co. Ltd.	74,853	146
	Cub Elecparts Inc.	35,854	146
	CyberPower Systems Inc.	24,000	145
		Shares	Market Value• ($000)
	Actron Technology Corp.	28,132	142
	Weltrend Semiconductor	70,599	141
	PharmaEngine Inc.	40,038	140
	Marketech International Corp.	34,000	140
	ASROCK Inc.	25,000	140
[2]	Ichia Technologies Inc.	138,000	139
	Namchow Holdings Co. Ltd.	92,000	139
*	Globe Union Industrial Corp.	320,141	136
	Darfon Electronics Corp.	101,000	136
	Prince Housing & Development Corp.	412,050	135
	Chlitina Holding Ltd.	22,400	135
	Chang Wah Electromaterials Inc.	144,000	134
	Jess-Link Products Co. Ltd.	51,750	134
	Sunny Friend Environmental Technology Co. Ltd.	41,604	133
	Advanced Ceramic X Corp.	20,000	132
	Posiflex Technology Inc.	42,169	131
	Chief Telecom Inc.	13,200	131
	Anpec Electronics Corp.	28,000	131
*,2	RichWave Technology Corp.	36,518	130
	Taiwan Styrene Monomer	271,450	129
	Gamania Digital Entertainment Co. Ltd.	62,000	128
	Test Research Inc.	68,000	126
*	China Man-Made Fiber Corp.	516,602	126
	Firich Enterprises Co. Ltd.	126,880	126
	Formosa Sumco Technology Corp.	26,000	125
	Huang Hsiang Construction Corp.	105,000	125
	China Bills Finance Corp.	283,000	124
	China General Plastics Corp.	184,895	122
	Chun Yuan Steel Industry Co. Ltd.	244,000	122
	Panion & BF Biotech Inc.	35,023	122
	Elite Advanced Laser Corp.	67,412	121
	Asia Polymer Corp.	163,556	119
	AmTRAN Technology Co. Ltd.	335,853	119
	Alpha Networks Inc.	107,772	118
	Genesys Logic Inc.	36,000	118
	Hong Pu Real Estate Development Co. Ltd.	140,000	117
	Bioteque Corp.	36,000	116
	Amazing Microelectronic Corp.	33,290	116
65

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Apex International Co. Ltd.	80,000	115
	Holtek Semiconductor Inc.	60,000	114
*	Bank of Kaohsiung Co. Ltd.	314,231	113
	CHC Healthcare Group	60,268	113
	YC INOX Co. Ltd.	137,692	112
	Zeng Hsing Industrial Co. Ltd.	33,304	110
	Taiwan PCB Techvest Co. Ltd.	83,000	109
	China Metal Products	101,000	109
	ScinoPharm Taiwan Ltd.	133,245	109
*	Tyntek Corp.	194,000	108
	Chunghwa Precision Test Tech Co. Ltd.	7,000	108
	Tung Thih Electronic Co. Ltd.	26,000	107
*	Asia Pacific Telecom Co. Ltd.	507,508	106
	Adlink Technology Inc.	59,584	105
*	CyberTAN Technology Inc.	148,000	105
*	Medigen Biotechnology Corp.	65,000	105
	Sampo Corp.	121,600	105
*	First Steamship Co. Ltd.	419,936	105
	TYC Brother Industrial Co. Ltd.	90,000	104
	Gemtek Technology Corp.	102,000	103
	Taiyen Biotech Co. Ltd.	100,000	103
	China Chemical & Pharmaceutical Co. Ltd.	143,000	101
	Everlight Chemical Industrial Corp.	170,240	101
	Hung Sheng Construction Ltd.	181,912	101
	Johnson Health Tech Co. Ltd.	49,105	100
	Lingsen Precision Industries Ltd.	151,000	99
	Sonix Technology Co. Ltd.	65,000	99
	KEE TAI Properties Co. Ltd.	212,000	99
	T3EX Global Holdings Corp.	44,000	99
[2]	Chung Hwa Pulp Corp.	152,421	98
	Motech Industries Inc.	115,929	98
	Advanced International Multitech Co. Ltd.	46,000	94
*	Federal Corp.	170,612	92
	Senao International Co. Ltd.	80,893	90
	LandMark Optoelectronics Corp.	30,600	89
*	Rexon Industrial Corp. Ltd.	69,000	85
	Gourmet Master Co. Ltd.	28,245	85
	RDC Semiconductor Co. Ltd.	23,690	85
		Shares	Market Value• ($000)
	Sincere Navigation Corp.	124,790	84
	Kaimei Electronic Corp.	42,400	81
	FSP Technology Inc.	54,000	80
	Ultra Chip Inc.	29,000	79
	WUS Printed Circuit Co. Ltd.	73,457	76
	Iron Force Industrial Co. Ltd.	29,000	76
	91APP Inc.	26,000	75
	China Electric Manufacturing Corp.	152,360	74
	AGV Products Corp.	202,440	73
*	Gigastorage Corp.	141,195	73
	Egis Technology Inc.	27,000	72
	Speed Tech Corp.	46,000	71
	Rechi Precision Co. Ltd.	120,000	71
*	Taigen Biopharmaceuticals Holdings Ltd.	146,872	67
*	ALI Corp.	86,811	64
	TA-I Technology Co. Ltd.	45,750	63
	Brogent Technologies Inc.	17,529	62
*	PChome Online Inc.	43,630	60
	Basso Industry Corp.	48,200	58
	Yulon Nissan Motor Co. Ltd.	10,000	57
	Tong-Tai Machine & Tool Co. Ltd.	106,560	57
*	Li Peng Enterprise Co. Ltd.	240,600	56
*	HannsTouch Holdings Co.	200,133	56
*	Ritek Corp.	202,257	49
	Nidec Chaun-Choung Technology Corp.	13,000	48
*	Newmax Technology Co. Ltd.	47,000	47
	Savior Lifetec Corp.	81,096	46
	Fittech Co. Ltd.	25,781	45
	Sheng Yu Steel Co. Ltd.	56,000	40
*	Gigasolar Materials Corp.	15,519	38
	Nan Liu Enterprise Co. Ltd.	16,000	35
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	33
*	Zinwell Corp.	43,000	32
	Cyberlink Corp.	11,000	30
*	Li Cheng Enterprise Co. Ltd.	28,407	17
*,1	Pharmally International Holding Co. Ltd.	10,673	—
			667,023
Thailand (0.3%)
	PTT PCL	7,952,180	7,360
	CP ALL PCL	3,341,500	5,135
	Bangkok Dusit Medical Services PCL Class F	5,882,400	4,336
*	Airports of Thailand PCL	2,328,850	4,324
	Advanced Info Service PCL	603,900	3,699
	Kasikornbank PCL	958,635	3,506
		Shares	Market Value• ($000)
	Delta Electronics Thailand PCL	1,571,500	3,454
	PTT Exploration & Production PCL	740,381	3,381
	Central Pattana PCL	1,455,600	2,532
	SCB X PCL	877,000	2,404
	Bumrungrad Hospital PCL	297,400	2,149
	Gulf Energy Development PCL	1,622,380	1,953
	Siam Cement PCL (Registered)	240,406	1,926
	Minor International PCL	2,073,232	1,616
	Bangkok Bank PCL (Registered)	367,148	1,609
	Central Retail Corp. PCL	1,443,000	1,476
	Charoen Pokphand Foods PCL	2,790,000	1,451
	Krung Thai Bank PCL	2,656,675	1,389
	Siam Cement PCL NDVR	162,800	1,304
	TMBThanachart Bank PCL	27,178,269	1,262
	Energy Absolute PCL (XBKK)	949,000	1,109
	Home Product Center PCL	3,260,298	1,079
	Tisco Financial Group PCL	393,300	1,053
	PTT Global Chemical PCL	1,072,115	1,030
	True Corp. PCL	5,886,976	993
[2]	BTS Group Holdings PCL	4,648,511	964
[2]	Banpu PCL (Registered)	4,503,604	952
	Bangkok Expressway & Metro PCL	4,180,457	918
	Intouch Holdings PCL Class F	453,931	897
	Krungthai Card PCL	689,000	839
	Thai Oil PCL	610,732	800
	Thonburi Healthcare Group PCL	451,600	782
[2]	PTT Oil & Retail Business PCL	1,456,000	741
	Bangchak Corp. PCL	599,500	688
	Indorama Ventures PCL	986,000	650
	Digital Telecommunications Infrastructure Fund Class F	2,849,317	638
	CP Axtra PCL	800,877	630
	Land & Houses PCL (Registered)	2,923,100	614
[2]	KCE Electronics PCL	412,300	582
	SCG Packaging PCL	571,600	573
[2]	Electricity Generating PCL	168,600	572
	Thai Union Group PCL Class F	1,523,480	572
	WHA Corp. PCL	3,748,102	522
	Siam Global House PCL	1,185,831	521
	Thanachart Capital PCL	371,200	506
[2]	Berli Jucker PCL	602,984	474
	AP Thailand PCL	1,566,000	471
	Osotspa PCL	714,800	467
	Ratch Group PCL	519,124	466
	Kiatnakin Bank PCL	331,900	455
66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hana Microelectronics PCL	292,700	426
	Asset World Corp. PCL	4,257,800	410
	Com7 PCL Class F	547,600	408
	Thai Life Insurance PCL	1,314,300	406
	Carabao Group PCL Class F	208,300	391
	Ngern Tid Lor PCL	712,385	381
*	Central Plaza Hotel PCL	290,900	364
[2]	Global Power Synergy PCL Class F	323,093	351
[2]	CH Karnchang PCL	575,000	349
	Srisawad Corp. PCL	302,305	349
	Krung Thai Bank PCL NDVR	633,000	331
[2]	Muangthai Capital PCL	321,700	327
	Sansiri PCL	7,649,500	326
	Jasmine Broadband Internet Infrastructure Fund Class F	1,805,600	324
	Bangkok Chain Hospital PCL	566,200	317
	Supalai PCL	616,000	315
[2]	IRPC PCL	5,512,400	295
	Quality Houses PCL	4,710,983	294
	Dhipaya Group Holdings PCL	288,000	272
	Major Cineplex Group PCL	636,600	269
	Amata Corp. PCL	383,249	254
	JMT Network Services PCL	304,264	250
	Land & Houses PCL NVDR	1,170,200	246
[2]	Gunkul Engineering PCL	3,831,499	243
	Ramkhamhaeng Hospital PCL Class F	208,340	232
	Thailand Future Fund	1,367,400	230
[2]	Bangkok Commercial Asset Management PCL (XBKK)	915,800	228
	TOA Paint Thailand PCL	375,300	226
	TPI Polene Power PCL	2,439,800	224
	TTW PCL	870,200	219
	Esso Thailand PCL	819,400	218
	I-TAIL Corp. PCL	391,500	209
	Thoresen Thai Agencies PCL	1,442,252	207
	Star Petroleum Refining PCL	1,003,500	207
	Chularat Hospital PCL Class F	2,340,180	206
[2]	Jaymart Group Holdings PCL	442,100	202
	Mega Lifesciences PCL	176,300	200
[2]	Dohome PCL (XBKK)	649,357	199
[2]	B Grimm Power PCL	322,200	198
	CK Power PCL	2,330,445	196
[2]	BCPG PCL	785,514	193
	Sri Trang Agro-Industry PCL	466,196	187
		Shares	Market Value• ($000)
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	1,222,600	187
*	Bangkok Land PCL	9,266,000	178
[2]	MK Restaurants Group PCL	157,200	177
	Bangkok Life Assurance PCL NVDR	269,040	174
*	Bangkok Airways PCL	457,000	173
	Betagro PCL	299,600	171
[2]	Ratchthani Leasing PCL	2,187,700	170
	Taokaenoi Food & Marketing PCL Class F	585,300	168
	VGI PCL	3,130,323	167
	GFPT PCL	584,200	166
[2]	Plan B Media PCL Class F	726,116	165
*,2	Jasmine Technology Solution PCL	173,400	161
	TPI Polene PCL	4,173,300	160
*	Beyond Securities PCL	1,359,300	155
	Vibhavadi Medical Center PCL	2,738,944	152
[2]	Forth Corp. PCL	241,400	150
	AEON Thana Sinsap Thailand PCL	36,100	147
	LPN Development PCL	1,259,200	139
	Tipco Asphalt PCL	257,200	134
[2]	Thai Vegetable Oil PCL	227,040	133
	Sino-Thai Engineering & Construction PCL	539,500	128
[2]	Precious Shipping PCL	533,800	125
	BEC World PCL	806,500	121
	Thaicom PCL	340,900	118
[2]	TQM Alpha PCL	123,600	105
	Siam City Cement PCL	27,700	103
	Origin Property PCL Class F	389,400	97
	Sri Trang Gloves Thailand PCL	578,400	94
[2]	Singer Thailand PCL	372,900	90
	SPCG PCL	240,000	86
	MBK PCL	192,712	86
*	Super Energy Corp. PCL	7,111,700	85
	Banpu Power PCL	215,100	84
*,2	Jasmine International PCL	1,256,900	72
	Pruksa Holding PCL	195,300	68
	Workpoint Entertainment PCL	223,900	66
	Thaifoods Group PCL Class F	649,700	58
*	Italian-Thai Development PCL	1,562,400	54
	Thanachart Capital PCL NDVR	38,600	53
	BTS Group Holdings PCL NDVR	222,000	46
	PTG Energy PCL	190,400	43
	SCB X PCL NVDR	14,100	39
		Shares	Market Value• ($000)
*	Pruksa Real Estate PCL	210,700	37
*	Samart Corp. PCL	211,300	26
*	Kerry Express Thailand PCL	186,000	24
*,1	Thai Airways International PCL	300,774	21
*	Rabbit Holdings PCL Class F	1,520,425	21
	Kasikornbank PCL NVDR	2,990	11
	Bangkok Life Assurance PCL	16,500	11
	Ratch Group PCL NDVR	9,776	9
			94,711
Turkey (0.1%)
	Turkiye Petrol Rafinerileri A/S	482,087	2,419
*	Turk Hava Yollari AO	305,958	2,349
	KOC Holding A/S	464,891	2,249
	BIM Birlesik Magazalar A/S	233,870	2,249
	Akbank TAS	1,727,230	1,799
	Turkiye Is Bankasi A/S Class C	1,726,848	1,284
	Turkiye Sise ve Cam Fabrikalari A/S	758,657	1,271
*	Eregli Demir ve Celik Fabrikalari TAS	874,307	1,170
	Yapi ve Kredi Bankasi A/S	1,803,439	1,101
	Enka Insaat ve Sanayi A/S	1,016,217	1,090
	Haci Omer Sabanci Holding A/S	557,290	1,054
*	Turkcell Iletisim Hizmetleri A/S	620,468	1,052
*	Sasa Polyester Sanayi A/S	693,876	1,051
	Ford Otomotiv Sanayi A/S	33,920	943
	Aselsan Elektronik Sanayi Ve Ticaret A/S	596,140	871
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	664
	Migros Ticaret A/S	52,515	626
*	Pegasus Hava Tasimaciligi A/S	23,445	584
	Arcelik A/S	118,554	569
	Turkiye Garanti Bankasi A/S	306,482	509
	Tofas Turk Otomobil Fabrikasi A/S	59,701	508
*	Gubre Fabrikalari TAS	43,129	500
	AG Anadolu Grubu Holding A/S	66,673	483
*	Petkim Petrokimya Holding A/S	692,904	482
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	108,241	478
*	Hektas Ticaret TAS	601,994	467
	Coca-Cola Icecek A/S	34,564	450
	Sok Marketler Ticaret A/S	201,164	425
	Koza Altin Isletmeleri A/S	539,784	419
	Is Yatirim Menkul Degerler A/S	279,695	418
67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kontrolmatik Enerji Ve Muhendislik A/S	43,955	407
*	Oyak Cimento Fabrikalari A/S	160,978	405
*,3	MLP Saglik Hizmetleri A/S	69,471	375
*	TAV Havalimanlari Holding A/S	91,757	372
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	102,639	362
	Nuh Cimento Sanayi A/S	29,683	359
*	Anadolu Anonim Turk Sigorta Sirketi	168,588	351
	Dogus Otomotiv Servis ve Ticaret A/S	39,608	347
	Turk Traktor ve Ziraat Makineleri A/S	13,142	336
*	Investco Holding A/S	22,977	322
	Alfa Solar Enerji Sanayi VE Ticaret AS	70,520	309
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	299
*	Baticim Bati Anadolu Cimento Sanayii A/S	70,525	295
*	Turkiye Vakiflar Bankasi TAO Class D	503,534	290
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	325,697	287
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	252,072	281
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	272
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	358,372	270
*	Kiler Holding AS	147,065	260
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	255
	Borusan Yatirim ve Pazarlama A/S	3,077	253
[3]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	72,668	245
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	523,107	242
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	79,344	241
*	Turk Telekomunikasyon A/S	352,454	239
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	227
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	225
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	67,747	217
		Shares	Market Value• ($000)
*	Peker Gayrimenkul Yatirim Ortakligi A/S	218,845	212
	Alarko Holding A/S	58,845	210
*	Ulker Biskuvi Sanayi A/S	79,342	203
[3]	Enerjisa Enerji A/S	116,815	201
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	93,124	197
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	191
	Dogan Sirketler Grubu Holding A/S	389,279	188
	Bera Holding A/S	308,280	186
	Margun Enerji Uretim Sanayi VE Ticaret A/S	88,659	184
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	158,582	175
	Aksa Enerji Uretim A/S	132,529	164
	Aksa Akrilik Kimya Sanayii A/S	50,201	157
*	Zorlu Enerji Elektrik Uretim A/S	820,667	154
	Aygaz A/S	31,182	151
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	150
*	Konya Cimento Sanayii A/S	530	148
	Polisan Holding A/S	271,018	144
*	Albaraka Turk Katilim Bankasi A/S	959,185	141
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	133
	Akcansa Cimento A/S	20,940	125
	EGE Endustri VE Ticaret A/S	387	121
*	Izmir Demir Celik Sanayi A/S	559,166	118
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	337,199	114
*	Turkiye Halk Bankasi A/S	242,994	113
*	Vestel Elektronik Sanayi ve Ticaret A/S	52,309	113
	Kocaer Celik Sanayi Ve Ticaret AS	113,744	112
	Tekfen Holding A/S	74,320	107
*	Karel Elektronik Sanayi ve Ticaret A/S	100,777	107
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	106
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	106
*	Bursa Cimento Fabrikasi A/S	316,197	105
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	99
*	Oyak Yatirim Menkul Degerler A/S	58,742	99
*	Iskenderun Demir ve Celik A/S	77,436	97
	Kimteks Poliuretan Sanayi VE Ticaret AS	38,018	97
		Shares	Market Value• ($000)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	12,040	97
*	Qua Granite Hayal	495,770	97
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	60,942	95
*	AKIS Gayrimenkul Yatirimi A/S	237,116	95
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	92
*	Global Yatirim Holding A/S	208,100	88
*	Tukas Gida Sanayi ve Ticaret A/S	314,904	87
	Galata Wind Enerji A/S	87,783	83
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	79
	Sekerbank Turk A/S	330,447	78
*	Can2 Termik A/S	115,947	75
*	Aksigorta A/S	330,403	73
*	Tat Gida Sanayi A/S	52,706	73
	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	73
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	72
	LDR Turizm AS	12,124	69
*	NET Holding A/S	95,198	67
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	66
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	63
*	Is Finansal Kiralama A/S	144,080	62
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	55,000	58
*	Europen Endustri Insaat Sanayi VE Ticaret AS	106,633	56
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	28,886	54
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	48
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	74,746	46
	Kordsa Teknik Tekstil A/S	12,974	38
*	Imas Makina Sanayi AS	62,743	33
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	26,089	31
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	28
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	140,921	14
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	10
68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	8,867	6
			44,911
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	1,923,066	9,665
	First Abu Dhabi Bank PJSC	2,467,820	8,521
	Emaar Properties PJSC	3,696,016	6,733
	Emirates NBD Bank PJSC	987,079	4,557
*	Alpha Dhabi Holding PJSC	794,608	4,082
	Abu Dhabi Commercial Bank PJSC	1,602,480	3,502
	Dubai Electricity & Water Authority PJSC	4,666,569	3,023
	Aldar Properties PJSC	1,994,477	2,825
*	Multiply Group PJSC	2,622,523	2,430
	Dubai Islamic Bank PJSC	1,571,873	2,311
	Abu Dhabi Islamic Bank PJSC	794,842	2,227
	Americana Restaurants International plc (XADS)	1,683,046	1,694
	Abu Dhabi National Oil Co. for Distribution PJSC	1,505,568	1,377
*	Q Holding PJSC	1,176,134	987
	Salik Co. PJSC	980,707	852
	Air Arabia PJSC	1,163,146	830
	ADNOC Drilling Co. PJSC	829,758	823
*	Abu Dhabi Ports Co. PJSC	484,731	788
	Borouge plc	1,150,711	787
	Dubai Investments PJSC	1,234,573	759
	Emaar Development PJSC	417,914	705
	Dana Gas PJSC	3,054,526	674
*	National Marine Dredging Co.	107,983	638
	Fertiglobe plc	727,424	636
	Sharjah Islamic Bank	891,987	569
	Emirates Central Cooling Systems Corp.	1,080,965	527
*	AL Seer Marine Supplies & Equipment Co LLC	181,709	399
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	570,234	394
	GFH Financial Group BSC	1,509,337	374
	Dubai Financial Market PJSC	886,014	316
	Aramex PJSC	378,585	237
*	Ghitha Holding PJSC	20,925	219
*	RAK Properties PJSC	603,454	176
*	Apex Investments Co. PSC	244,199	121
		Shares	Market Value• ($000)
*,1	Arabtec Holding PJSC	245,437	35
*,1	Drake & Scull International PJSC	114,862	—
			64,793
United Kingdom (3.8%)
	Shell plc (XLON)	3,704,102	119,371
	AstraZeneca plc	816,919	102,281
	HSBC Holdings plc	10,899,514	78,699
	Unilever plc (XLON)	1,386,911	65,685
	BP plc	9,352,505	57,107
	Diageo plc	1,223,073	46,252
	GSK plc	2,226,584	39,693
	Rio Tinto plc	601,515	38,377
	British American Tobacco plc	1,227,744	36,676
	RELX plc	1,048,677	36,628
	Glencore plc	6,805,044	36,045
	Reckitt Benckiser Group plc	395,685	26,474
	London Stock Exchange Group plc	250,957	25,320
	Compass Group plc	962,456	24,265
	National Grid plc	2,032,844	24,238
	BAE Systems plc	1,687,174	22,686
	CRH plc (SGMX)	398,231	21,372
	Lloyds Banking Group plc	35,429,402	17,243
	Anglo American plc	671,468	17,109
	Ferguson plc	112,911	16,960
	Prudential plc (XLON)	1,514,775	15,839
	Experian plc	511,276	15,512
*	Flutter Entertainment plc (XDUB)	97,073	15,266
	Ashtead Group plc	241,441	13,847
	Barclays plc	8,538,435	13,705
	Tesco plc	3,911,373	12,835
	3i Group plc	527,214	12,430
	Haleon plc	3,047,505	12,215
*	Rolls-Royce Holdings plc	4,594,740	12,094
	SSE plc	598,315	11,891
	Vodafone Group plc	12,109,866	11,148
	Imperial Brands plc	497,363	10,596
	Standard Chartered plc	1,269,323	9,732
	Legal & General Group plc	3,279,337	8,449
	Aviva plc	1,501,917	7,275
	Rentokil Initial plc	1,388,918	7,073
	Bunzl plc	187,430	6,687
	Sage Group plc	565,000	6,675
	Informa plc	768,787	6,661
	NatWest Group plc	3,020,461	6,572
	InterContinental Hotels Group plc	92,513	6,556
	Centrica plc	3,081,008	5,898
	Segro plc	675,761	5,874
	Next plc	66,869	5,606
	Smith & Nephew plc	484,842	5,426
	Admiral Group plc	168,848	5,017
	WPP plc	579,781	4,993
	Severn Trent plc	153,558	4,961
	United Utilities Group plc	381,083	4,929
	Smurfit Kappa Group plc	146,567	4,785
	BT Group plc	3,463,503	4,757
	Halma plc	209,569	4,713
		Shares	Market Value• ($000)
	Associated British Foods plc	187,769	4,632
	Pearson plc	393,106	4,550
	Whitbread plc	108,979	4,419
	Mondi plc (XLON)	272,233	4,404
	Melrose Industries plc (XLON)	757,987	4,316
	Burberry Group plc	206,946	4,265
	Intertek Group plc	89,350	4,161
	Croda International plc	78,021	4,158
	Spirax-Sarco Engineering plc	41,034	4,096
	Entain plc	351,016	3,985
	Smiths Group plc	200,120	3,925
[3]	Auto Trader Group plc	507,340	3,838
	B&M European Value Retail SA	516,027	3,322
*	Wise plc Class A	384,996	3,129
	Weir Group plc	146,844	3,050
	Antofagasta plc	185,796	3,038
	DCC plc	53,547	2,975
	J Sainsbury plc	933,233	2,920
	Coca-Cola HBC AG	110,302	2,864
	Berkeley Group Holdings plc	57,941	2,848
*	Marks & Spencer Group plc	1,078,069	2,847
	Dechra Pharmaceuticals plc	61,147	2,834
	Kingfisher plc	1,096,781	2,801
	Barratt Developments plc	553,618	2,792
	Land Securities Group plc	400,204	2,774
	M&G plc	1,132,481	2,735
	Taylor Wimpey plc	1,985,067	2,681
	Rightmove plc	453,580	2,616
	Intermediate Capital Group plc	158,928	2,530
	IMI plc	138,734	2,478
	Diploma plc	70,199	2,434
	DS Smith plc	698,550	2,423
	Beazley plc	382,287	2,395
	St. James's Place plc	288,642	2,250
	Howden Joinery Group plc	287,939	2,236
	RS Group plc	269,280	2,222
[3]	ConvaTec Group plc	888,129	2,207
	Persimmon plc	176,173	2,182
	Schroders plc	479,849	2,161
	Phoenix Group Holdings plc	391,026	2,160
	Games Workshop Group plc	17,919	2,154
	Hiscox Ltd.	188,363	2,151
	Abrdn plc	1,121,571	2,141
	Spectris plc	56,305	2,128
	JD Sports Fashion plc	1,346,103	2,093
	Hikma Pharmaceuticals plc	89,246	2,068
	Endeavour Mining plc	99,591	2,055
	UNITE Group plc	187,311	1,982
	Investec plc	347,405	1,934
*	Ocado Group plc	332,095	1,885
	Johnson Matthey plc	102,526	1,864
	Hargreaves Lansdown plc	209,615	1,805
	British Land Co. plc	484,572	1,757
69

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Man Group plc	650,492	1,739
	Vistry Group plc	197,561	1,703
	Tritax Big Box REIT plc	1,017,364	1,694
	Tate & Lyle plc	218,615	1,677
	Inchcape plc	205,392	1,665
	Bellway plc	64,713	1,647
	Rotork plc	455,240	1,628
	Greggs plc	54,628	1,576
	IG Group Holdings plc	202,766	1,575
	ITV plc	1,951,782	1,520
	Britvic plc	142,749	1,456
*	Direct Line Insurance Group plc	747,363	1,378
	Derwent London plc	58,270	1,295
*	Indivior plc	67,363	1,292
*	TUI AG	252,830	1,278
	Cranswick plc	29,263	1,244
	Pennon Group plc	135,567	1,199
	Computacenter plc	38,025	1,189
	Balfour Beatty plc	313,400	1,181
	Harbour Energy plc	375,765	1,161
	Drax Group plc	223,761	1,150
*,3	Network International Holdings plc	242,762	1,149
*,3	Deliveroo plc	716,815	1,134
	Travis Perkins plc	125,625	1,132
	LondonMetric Property plc	553,055	1,114
	Virgin Money UK plc	613,356	1,114
*	International Distributions Services plc	362,388	1,114
	Grainger plc	401,129	1,110
*	International Consolidated Airlines Group SA	629,834	1,107
	QinetiQ Group plc	274,201	1,105
	Big Yellow Group plc	94,926	1,104
	Softcat plc	70,640	1,088
	Hays plc	927,829	1,087
	WH Smith plc	72,176	1,019
	Serco Group plc	577,013	1,003
	Lancashire Holdings Ltd.	139,966	966
	Safestore Holdings plc	115,998	965
*	SSP Group plc	438,648	960
	Grafton Group plc CDI	100,918	950
	Domino's Pizza Group plc	224,866	938
	Mitie Group plc	779,578	936
*	easyJet plc	209,446	934
*	Darktrace plc	215,348	919
	Shaftesbury Capital plc	715,904	908
	4imprint Group plc	14,573	892
	Moneysupermarket.com Group plc	280,455	885
*	Oxford Nanopore Technologies plc	355,978	881
	Plus500 Ltd.	50,765	871
	Dowlais Group plc	709,624	864
	Genus plc	33,186	863
	TBC Bank Group plc	26,357	861
*,3	Trainline plc	270,092	854
	Pets at Home Group plc	249,082	852
	Redrow plc	142,135	842
		Shares	Market Value• ($000)
	Bank of Georgia Group plc	20,589	834
	Pagegroup plc	181,484	832
[3]	Airtel Africa plc	604,029	832
	Victrex plc	49,122	823
	Assura plc	1,643,261	819
	Savills plc	85,366	818
	OSB Group plc	223,375	816
	Close Brothers Group plc	83,578	811
	Hill & Smith plc	39,835	799
*	Playtech plc	166,317	794
*	Carnival plc	77,246	793
	Future plc	73,152	790
	Dunelm Group plc	66,284	786
	Firstgroup plc	408,106	785
[3]	Quilter plc	804,144	783
	Primary Health Properties plc	711,324	777
	TP ICAP Group plc	405,218	776
	LXI REIT plc	728,044	761
*,3	Watches of Switzerland Group plc	123,264	753
	Energean plc	72,317	749
	Bodycote plc	106,208	743
	Coats Group plc	902,039	741
*	Ascential plc	226,563	722
	Oxford Instruments plc	31,568	693
	Supermarket Income REIT plc	777,045	686
	Telecom Plus plc	36,145	678
*	Babcock International Group plc	139,818	665
	Kainos Group plc	48,566	663
	Centamin plc	649,502	651
*	Frasers Group plc	66,118	646
	Sirius Real Estate Ltd.	663,975	645
	Morgan Sindall Group plc	28,045	642
	Bytes Technology Group plc (XLON)	106,051	635
	Renishaw plc	16,740	629
	Paragon Banking Group plc	114,753	619
	Fresnillo plc	89,975	606
	Hammerson plc	2,204,086	591
[2]	Rhi Magnesita NV	18,790	587
*	John Wood Group plc	335,430	581
*	IWG plc	348,280	559
[3]	JTC plc	71,239	554
	Rathbones Group plc	29,669	541
	Vesuvius plc	105,248	516
	Premier Foods plc	360,487	513
	Great Portland Estates plc	107,092	508
	Genuit Group plc	152,917	493
[3]	Spire Healthcare Group plc	188,279	489
	AJ Bell plc	155,058	478
	Chemring Group plc	138,188	471
	Volution Group plc	106,024	468
*	THG plc	544,316	465
	Redde Northgate plc	112,792	461
	Just Group plc	494,999	455
	Keller Group plc	47,802	452
	Ashmore Group plc	214,450	442
	Clarkson plc	12,919	416
	Workspace Group plc	70,681	415
		Shares	Market Value• ($000)
	Dr. Martens plc	288,620	409
*	Elementis plc	281,773	406
	Senior plc	213,364	405
	Spirent Communications plc	339,577	402
	Ninety One plc	208,119	400
	Diversified Energy Co. plc	481,826	392
	Morgan Advanced Materials plc	142,816	391
	Hilton Food Group plc	48,855	388
*	J D Wetherspoon plc	50,210	386
	IntegraFin Holdings plc	136,137	362
*,3	Aston Martin Lagonda Global Holdings plc	133,603	356
	C&C Group plc	209,451	355
	Crest Nicholson Holdings plc	179,704	350
*	Helios Towers plc	472,518	349
	Halfords Group plc	124,590	304
	Marshalls plc	117,118	295
	AG Barr plc	48,232	288
[3]	Ibstock plc	192,672	287
*	Mitchells & Butlers plc	112,927	285
	Essentra plc	156,794	283
	Currys plc	516,854	281
	IP Group plc	521,288	278
[3]	TI Fluid Systems plc	183,305	276
*	Auction Technology Group plc	40,365	275
*	Moonpig Group plc	136,784	274
	NCC Group plc	202,648	263
[3]	Petershill Partners plc	144,420	260
[3]	Bridgepoint Group plc	115,498	256
*	Greencore Group plc	232,499	255
	Wickes Group plc	163,541	255
*	Tullow Oil plc	619,593	251
	Picton Property Income Ltd.	307,086	243
	Balanced Commercial Property Trust Ltd.	313,967	241
*	AO World plc	232,351	236
*	PureTech Health plc	127,491	236
	Liontrust Asset Management plc	33,946	232
	UK Commercial Property REIT Ltd.	349,353	224
	FDM Group Holdings plc	41,177	218
*	S4 Capital plc	280,007	216
*	888 Holdings plc	214,674	214
*	Capita plc	1,041,842	213
	Ithaca Energy plc	102,391	208
	Mobico Group plc	268,836	205
*	Molten Ventures plc	69,885	200
	Vanquis Banking Group plc	130,180	183
	XP Power Ltd.	13,728	183
*	Hochschild Mining plc	158,826	181
	PZ Cussons plc	110,790	180
[1]	Home REIT plc	383,901	178
*	Oxford Biomedica plc	65,969	170
	Jupiter Fund Management plc	173,949	166
70

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Alphawave IP Group plc	139,594	166
*,3	Trustpilot Group plc	135,160	165
*,2	ASOS plc	33,993	164
*,2	Petrofac Ltd.	258,658	148
*	Synthomer plc	60,515	140
	Helical plc	55,409	129
*	Ferrexpo plc	135,795	125
*	SIG plc	283,997	94
	Capricorn Energy plc	49,538	94
*	Rank Group plc	100,345	82
	CLS Holdings plc	71,863	76
[3]	CMC Markets plc	46,417	53
[3]	Bakkavor Group plc	46,001	49
*,1	Evraz plc	272,365	—
*,1	NMC Health plc	26,225	—
*,1,3	Finablr plc	58,416	—
*,1	Carillion plc	88,745	—
			1,398,615
United States (60.3%)
	Apple Inc.	8,243,608	1,407,761
	Microsoft Corp.	4,111,532	1,390,150
*	Amazon.com Inc.	4,977,689	662,481
	NVIDIA Corp.	1,312,772	535,348
*	Alphabet Inc. Class A	3,282,688	407,316
*	Meta Platforms Inc. Class A	1,221,957	368,139
*	Alphabet Inc. Class C	2,810,329	352,134
*	Tesla Inc.	1,524,720	306,225
*	Berkshire Hathaway Inc. Class B	847,988	289,444
	UnitedHealth Group Inc.	513,360	274,935
	Eli Lilly & Co.	467,384	258,898
	Exxon Mobil Corp.	2,213,504	234,299
	JPMorgan Chase & Co.	1,594,341	221,709
	Visa Inc. Class A	894,564	210,312
	Johnson & Johnson	1,330,194	197,321
	Procter & Gamble Co.	1,299,139	194,910
	Broadcom Inc.	223,211	187,803
	Mastercard Inc. Class A	463,514	174,444
	Home Depot Inc.	559,588	159,309
	Merck & Co. Inc.	1,402,906	144,078
	Chevron Corp.	977,536	142,456
	AbbVie Inc.	973,622	137,456
	Costco Wholesale Corp.	244,643	135,151
*	Adobe Inc.	253,133	134,682
	Walmart Inc.	786,504	128,523
	PepsiCo Inc.	761,236	124,295
	Coca-Cola Co.	2,151,297	121,527
	Cisco Systems Inc.	2,262,516	117,945
	McDonald's Corp.	402,572	105,542
*	Salesforce Inc.	523,663	105,167
	Accenture plc Class A	349,803	103,923
	Linde plc	271,023	103,574
	Bank of America Corp.	3,847,088	101,332
*	Netflix Inc.	242,131	99,683
	Pfizer Inc.	3,120,683	95,368
	Thermo Fisher Scientific Inc.	213,171	94,812
	Comcast Corp. Class A	2,259,421	93,292
	Abbott Laboratories	957,395	90,522
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	885,256	87,198
	Oracle Corp.	839,979	86,854
	Intel Corp.	2,305,747	84,160
*	Walt Disney Co.	1,010,883	82,478
	Verizon Communications Inc.	2,322,796	81,600
	Wells Fargo & Co.	2,030,823	80,766
	ConocoPhillips	669,062	79,485
	Philip Morris International Inc.	857,404	76,446
	Amgen Inc.	294,852	75,394
	Intuit Inc.	151,084	74,779
	International Business Machines Corp.	501,936	72,600
	Texas Instruments Inc.	501,035	71,152
	Danaher Corp.	364,155	69,925
	Union Pacific Corp.	336,445	69,849
	NIKE Inc. Class B	657,700	67,592
	Honeywell International Inc.	367,893	67,420
	QUALCOMM Inc.	616,251	67,165
	RTX Corp.	806,808	65,666
*	ServiceNow Inc.	112,612	65,523
	NextEra Energy Inc.	1,117,523	65,152
	General Electric Co.	599,282	65,100
	Caterpillar Inc.	285,900	64,628
	S&P Global Inc.	177,022	61,836
	Lowe's Cos. Inc.	324,380	61,817
	Applied Materials Inc.	465,822	61,652
	AT&T Inc.	3,957,465	60,945
	Bristol-Myers Squibb Co.	1,161,002	59,826
	Elevance Health Inc.	130,860	58,899
*	Boeing Co.	308,020	57,544
*	Berkshire Hathaway Inc. Class A	111	57,479
	Starbucks Corp.	623,134	57,478
*	Booking Holdings Inc.	20,493	57,166
	Lockheed Martin Corp.	124,966	56,815
	United Parcel Service Inc. Class B (XNYS)	400,183	56,526
	TJX Cos. Inc.	636,902	56,092
	Deere & Co.	148,988	54,434
	Goldman Sachs Group Inc.	178,722	54,262
	Gilead Sciences Inc.	689,736	54,172
	Stryker Corp.	196,477	53,092
	Marsh & McLennan Cos. Inc.	273,288	51,829
	Medtronic plc	734,143	51,801
	Prologis Inc.	510,348	51,418
*	Vertex Pharmaceuticals Inc.	141,955	51,403
	Progressive Corp.	322,341	50,959
*	Intuitive Surgical Inc.	193,122	50,640
	BlackRock Inc.	82,202	50,331
	Cigna Group	161,317	49,879
	Automatic Data Processing Inc.	228,273	49,814
	Mondelez International Inc. Class A	750,349	49,681
	CVS Health Corp.	707,519	48,826
	Chubb Ltd.	227,336	48,791
		Shares	Market Value• ($000)
	American Express Co.	327,659	47,848
	Morgan Stanley	664,291	47,045
*	Uber Technologies Inc.	1,070,723	46,341
	American Tower Corp.	257,882	45,952
	Eaton Corp. plc	219,897	45,719
*	Regeneron Pharmaceuticals Inc.	57,108	44,538
	Analog Devices Inc.	278,935	43,885
	Schlumberger NV	786,427	43,773
	Lam Research Corp.	74,119	43,598
	Charles Schwab Corp.	819,405	42,642
	Citigroup Inc.	1,072,869	42,368
	CME Group Inc.	198,435	42,358
*	T-Mobile US Inc.	293,930	42,285
	EOG Resources Inc.	324,642	40,986
*	Boston Scientific Corp.	793,561	40,622
	Southern Co.	602,098	40,521
*	Palo Alto Networks Inc.	166,508	40,465
	Micron Technology Inc.	603,228	40,338
	Zoetis Inc.	255,742	40,152
	Becton Dickinson and Co.	156,857	39,650
	Altria Group Inc.	985,829	39,601
*	Synopsys Inc.	84,210	39,532
*	Fiserv Inc.	335,345	38,146
	Duke Energy Corp.	424,921	37,771
	Equinix Inc.	51,669	37,700
	Illinois Tool Works Inc.	167,784	37,604
	Northrop Grumman Corp.	79,087	37,284
	Waste Management Inc.	224,410	36,877
	Blackstone Inc.	393,760	36,364
	Humana Inc.	68,957	36,112
*	Cadence Design Systems Inc.	149,742	35,916
	KLA Corp.	75,818	35,612
	Marathon Petroleum Corp.	234,387	35,451
	Air Products and Chemicals Inc.	122,358	34,559
	Aon plc Class A (XNYS)	111,641	34,542
	McKesson Corp.	74,810	34,065
	Colgate-Palmolive Co.	453,317	34,053
	Intercontinental Exchange Inc.	312,385	33,563
	CSX Corp.	1,108,285	33,082
	General Dynamics Corp.	135,702	32,746
*	PayPal Holdings Inc.	621,572	32,197
*	MercadoLibre Inc.	25,473	31,605
	Sherwin-Williams Co.	131,822	31,401
*	O'Reilly Automotive Inc.	33,078	30,777
	FedEx Corp.	128,107	30,759
	Pioneer Natural Resources Co.	128,196	30,639
*	Chipotle Mexican Grill Inc.	15,216	29,553
	Phillips 66	255,043	29,093
	Roper Technologies Inc.	58,354	28,510
71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Target Corp.	254,383	28,183
	Emerson Electric Co.	316,026	28,117
*	Arista Networks Inc.	138,685	27,788
	3M Co.	303,235	27,579
	Arthur J Gallagher & Co.	116,606	27,460
	Moody's Corp.	88,065	27,124
	US Bancorp	848,730	27,058
	Freeport-McMoRan Inc.	793,020	26,788
*	Airbnb Inc. Class A	224,462	26,552
	Parker-Hannifin Corp.	71,087	26,225
	Aflac Inc.	332,215	25,949
	Marriott International Inc. Class A	136,622	25,761
	Amphenol Corp. Class A	319,665	25,749
	HCA Healthcare Inc.	112,889	25,529
	Motorola Solutions Inc.	91,256	25,411
	PNC Financial Services Group Inc.	220,474	25,238
*	AutoZone Inc.	10,052	24,900
*	Snowflake Inc. Class A	171,340	24,867
	NXP Semiconductors NV	143,224	24,696
	Valero Energy Corp.	193,989	24,637
	American International Group Inc.	398,269	24,418
*	Lululemon Athletica Inc.	61,569	24,226
	Cintas Corp.	47,760	24,220
	Norfolk Southern Corp.	125,999	24,039
*	TransDigm Group Inc.	28,951	23,974
	Trane Technologies plc	125,742	23,930
	Occidental Petroleum Corp.	386,472	23,888
	Sempra	341,079	23,886
*	Autodesk Inc.	118,239	23,368
	PACCAR Inc.	282,577	23,321
*	Workday Inc. Class A	108,808	23,036
	Welltower Inc.	275,147	23,005
	Ecolab Inc.	136,968	22,975
	Williams Cos. Inc.	667,764	22,971
*	Charter Communications Inc. Class A	56,815	22,885
	Marvell Technology Inc.	473,102	22,340
	Crown Castle Inc.	239,924	22,308
	Cheniere Energy Inc.	134,037	22,306
	Kimberly-Clark Corp.	185,939	22,246
	Apollo Global Management Inc.	287,245	22,244
	Carrier Global Corp.	465,008	22,162
	Hess Corp.	153,090	22,106
	Ross Stores Inc.	186,309	21,606
	General Motors Co.	763,884	21,542
	MetLife Inc.	358,858	21,535
	American Electric Power Co. Inc.	284,127	21,463
	Hilton Worldwide Holdings Inc.	141,384	21,424
	Capital One Financial Corp.	211,491	21,422
	Exelon Corp.	548,214	21,347
		Shares	Market Value• ($000)
	Microchip Technology Inc.	298,577	21,286
	Ford Motor Co.	2,177,153	21,227
	Travelers Cos. Inc.	126,742	21,222
*	Edwards Lifesciences Corp.	332,877	21,211
	Archer-Daniels-Midland Co.	295,064	21,118
	General Mills Inc.	323,462	21,103
*	Monster Beverage Corp.	410,221	20,962
*	Fortinet Inc.	364,439	20,835
	Constellation Brands Inc. Class A	88,705	20,770
	Truist Financial Corp.	730,424	20,715
	Nucor Corp.	139,838	20,667
	Public Storage	86,480	20,644
	TE Connectivity Ltd.	174,955	20,618
	Old Dominion Freight Line Inc.	54,669	20,592
*	Centene Corp.	298,484	20,589
	Digital Realty Trust Inc.	165,394	20,568
*	Copart Inc.	472,249	20,552
*	Crowdstrike Holdings Inc. Class A	115,883	20,485
	Constellation Energy Corp.	180,888	20,426
	MSCI Inc.	42,364	19,977
	Paychex Inc.	179,212	19,902
	KKR & Co. Inc.	356,875	19,771
	Simon Property Group Inc.	179,342	19,708
	Halliburton Co.	495,456	19,491
	Baker Hughes Co.	557,614	19,193
*	DexCom Inc.	214,963	19,095
	Dow Inc.	394,599	19,075
*	Biogen Inc.	79,600	18,908
	Corteva Inc.	392,540	18,897
	Electronic Arts Inc.	152,380	18,863
	Johnson Controls International plc	383,376	18,793
	Yum! Brands Inc.	155,136	18,750
	L3Harris Technologies Inc.	104,461	18,741
	Sysco Corp.	280,041	18,620
	Dominion Energy Inc.	461,501	18,608
	Allstate Corp.	144,690	18,539
	Prudential Financial Inc.	202,532	18,520
	DuPont de Nemours Inc.	253,590	18,482
	Ameriprise Financial Inc.	58,569	18,424
	Fastenal Co.	315,170	18,387
	Bank of New York Mellon Corp.	432,207	18,369
*	IDEXX Laboratories Inc.	45,824	18,305
*	IQVIA Holdings Inc.	101,048	18,273
	DR Horton Inc.	173,604	18,124
	Cognizant Technology Solutions Corp. Class A	280,362	18,075
	WW Grainger Inc.	24,758	18,069
	Xcel Energy Inc.	303,548	17,991
*	PG&E Corp.	1,100,374	17,936
	Verisk Analytics Inc.	78,748	17,904
	AMETEK Inc.	126,706	17,836
	Otis Worldwide Corp.	230,444	17,793
	Realty Income Corp.	372,161	17,633
		Shares	Market Value• ($000)
*	VMware Inc. Class A	119,526	17,409
	Kinder Morgan Inc.	1,074,156	17,401
*	Trade Desk Inc. Class A	244,162	17,326
	Agilent Technologies Inc.	165,301	17,087
*	Arch Capital Group Ltd.	197,014	17,077
	Public Service Enterprise Group Inc.	275,680	16,996
	Republic Services Inc.	114,293	16,971
	Cummins Inc.	78,105	16,894
	Consolidated Edison Inc.	191,872	16,844
	Rockwell Automation Inc.	63,856	16,782
	Devon Energy Corp.	356,180	16,587
	Cencora Inc.	89,256	16,526
*	CoStar Group Inc.	224,648	16,491
*	Seagen Inc.	77,221	16,433
	Newmont Corp. (XNYS)	437,953	16,410
	Estee Lauder Cos. Inc. Class A	126,635	16,319
	Kroger Co.	358,987	16,287
	ONEOK Inc.	246,372	16,063
	Diamondback Energy Inc.	99,600	15,968
	Fidelity National Information Services Inc.	324,880	15,955
	Keurig Dr Pepper Inc.	524,676	15,913
	PPG Industries Inc.	129,181	15,860
*	Veeva Systems Inc. Class A	80,023	15,421
	VICI Properties Inc.	551,339	15,382
	United Rentals Inc.	37,816	15,364
	Global Payments Inc.	144,145	15,311
	Hershey Co.	81,510	15,271
*	Palantir Technologies Inc. Class A	1,030,751	15,255
	CDW Corp.	74,707	14,971
*	ON Semiconductor Corp.	237,093	14,852
	Lennar Corp. Class A	137,355	14,653
*	Atlassian Corp. Ltd. Class A	79,848	14,424
	GE Healthcare Inc.	216,467	14,410
	Vulcan Materials Co.	73,201	14,383
	Dollar General Corp.	120,591	14,355
	WEC Energy Group Inc.	173,693	14,137
*	Gartner Inc.	42,387	14,074
*	Moderna Inc.	183,716	13,955
	Kraft Heinz Co.	440,923	13,871
	Martin Marietta Materials Inc.	33,913	13,868
	Willis Towers Watson plc	58,016	13,685
	Ingersoll Rand Inc. (XYNS)	222,462	13,499
	Quanta Services Inc.	79,854	13,345
*	ANSYS Inc.	47,595	13,244
	Edison International	206,948	13,050
*	Aptiv plc	148,386	12,939
*	Dollar Tree Inc.	116,153	12,903
	AvalonBay Communities Inc.	77,812	12,897
	West Pharmaceutical Services Inc.	40,521	12,897
72

Total World Stock Index Fund
		Shares	Market Value• ($000)
	LyondellBasell Industries NV Class A	142,296	12,841
	Cardinal Health Inc.	140,048	12,744
	Fortive Corp.	195,105	12,736
*	Spotify Technology SA	77,081	12,700
	American Water Works Co. Inc.	107,308	12,625
*	DoorDash Inc. Class A	167,546	12,558
	HP Inc.	475,631	12,523
	SBA Communications Corp.	59,999	12,518
*	MongoDB Inc.	36,086	12,435
	Hartford Financial Services Group Inc.	169,270	12,433
*	Splunk Inc.	83,775	12,328
	Church & Dwight Co. Inc.	134,965	12,274
	Zimmer Biomet Holdings Inc.	117,550	12,273
*	Datadog Inc. Class A	150,283	12,244
	Xylem Inc.	130,148	12,174
*	Take-Two Interactive Software Inc.	90,981	12,169
*	Warner Bros Discovery Inc.	1,221,091	12,138
*	Keysight Technologies Inc.	98,155	11,980
	Extra Space Storage Inc.	114,891	11,902
*	Block Inc. (XNYS)	294,911	11,870
*	CBRE Group Inc. Class A	169,871	11,779
*	Mettler-Toledo International Inc.	11,946	11,769
	eBay Inc.	299,639	11,755
	Tractor Supply Co.	60,593	11,668
	STERIS plc	54,954	11,539
	Weyerhaeuser Co.	401,988	11,533
	ResMed Inc.	81,579	11,521
	Equity Residential	206,737	11,439
	Equifax Inc.	67,192	11,394
*	Fair Isaac Corp.	13,353	11,295
	State Street Corp.	174,452	11,275
	Coterra Energy Inc.	409,757	11,268
	Discover Financial Services	136,861	11,234
	Corning Inc.	417,156	11,163
	Entergy Corp.	116,163	11,104
*	Royal Caribbean Cruises Ltd.	130,457	11,054
	Broadridge Financial Solutions Inc.	64,708	11,042
	Monolithic Power Systems Inc.	24,872	10,987
	Hewlett Packard Enterprise Co.	713,922	10,980
	T Rowe Price Group Inc.	120,964	10,947
*	ICON plc ADR	44,874	10,947
	Ameren Corp.	144,445	10,936
	DTE Energy Co.	113,232	10,913
*	HubSpot Inc.	25,555	10,829
*	Molina Healthcare Inc.	32,042	10,668
	FirstEnergy Corp.	299,414	10,659
*	Markel Group Inc.	7,208	10,600
*	Ulta Beauty Inc.	27,800	10,600
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	98,597	10,453
	Targa Resources Corp.	124,324	10,395
*	NU Holdings Ltd. Class A	1,264,088	10,366
*	Coupang Inc.	608,975	10,353
*	Alnylam Pharmaceuticals Inc.	68,180	10,350
	Eversource Energy	191,038	10,276
	M&T Bank Corp.	90,779	10,235
	Genuine Parts Co.	78,192	10,076
	PPL Corp.	408,560	10,038
*	VeriSign Inc.	50,108	10,005
	Dover Corp.	76,947	9,999
	Invitation Homes Inc.	336,583	9,993
	Raymond James Financial Inc.	103,779	9,905
	Laboratory Corp. of America Holdings	49,004	9,788
*	Pinterest Inc. Class A	325,377	9,722
*	Teledyne Technologies Inc.	25,806	9,667
	Darden Restaurants Inc.	66,216	9,636
	International Flavors & Fragrances Inc.	140,454	9,600
	LPL Financial Holdings Inc.	42,748	9,598
	Cboe Global Markets Inc.	58,469	9,582
	Iron Mountain Inc.	161,203	9,522
*	Illumina Inc.	86,996	9,519
	Marathon Oil Corp.	346,622	9,466
	Steel Dynamics Inc.	88,099	9,383
	CenterPoint Energy Inc.	348,216	9,360
	Ventas Inc.	220,379	9,357
	Nasdaq Inc.	188,394	9,344
	Everest Group Ltd.	23,465	9,283
	Jacobs Solutions Inc.	69,132	9,215
	Howmet Aerospace Inc.	208,848	9,210
	FactSet Research Systems Inc.	21,204	9,158
	Expeditors International of Washington Inc.	83,592	9,132
	Brown & Brown Inc.	131,303	9,115
	Principal Financial Group Inc.	133,661	9,046
	Baxter International Inc.	277,572	9,002
*	FleetCor Technologies Inc.	39,728	8,946
*	Cloudflare Inc. Class A	157,672	8,938
*	Hologic Inc.	134,468	8,898
*	PTC Inc.	63,347	8,895
	Ares Management Corp. Class A	89,888	8,862
	Fifth Third Bancorp	373,688	8,860
*	Akamai Technologies Inc.	85,686	8,854
	McCormick & Co. Inc.	138,454	8,847
*	NVR Inc.	1,633	8,839
	PulteGroup Inc.	119,735	8,811
	Alexandria Real Estate Equities Inc.	94,337	8,786
	Las Vegas Sands Corp.	184,900	8,775
		Shares	Market Value• ($000)
*	Deckers Outdoor Corp.	14,615	8,726
	CMS Energy Corp.	160,527	8,723
	Bunge Ltd.	82,072	8,698
	Garmin Ltd.	84,405	8,654
	CF Industries Holdings Inc.	108,233	8,635
	Jabil Inc.	70,184	8,619
	Booz Allen Hamilton Holding Corp.	71,745	8,604
	Cooper Cos. Inc.	27,343	8,524
*	Tyler Technologies Inc.	22,844	8,519
	Atmos Energy Corp.	79,003	8,505
*	BioMarin Pharmaceutical Inc.	103,952	8,467
	NetApp Inc.	115,736	8,423
	Cincinnati Financial Corp.	84,143	8,387
	EQT Corp.	197,898	8,387
*	Zoom Video Communications Inc. Class A	139,281	8,354
*	First Solar Inc.	58,638	8,353
*	Veralto Corp.	121,031	8,351
	First Citizens BancShares Inc. Class A	6,041	8,341
	Walgreens Boots Alliance Inc.	393,690	8,299
	Textron Inc.	108,927	8,278
	Reliance Steel & Aluminum Co.	32,457	8,256
	Ball Corp.	171,291	8,248
	Albemarle Corp.	64,645	8,196
	Omnicom Group Inc.	108,796	8,150
	Quest Diagnostics Inc.	62,311	8,107
	Hubbell Inc.	29,788	8,046
	Clorox Co.	68,186	8,026
*	Roblox Corp. Class A	251,452	7,999
	IDEX Corp.	41,510	7,945
*	Align Technology Inc.	42,534	7,851
	Avery Dennison Corp.	45,080	7,847
*	Axon Enterprise Inc.	38,205	7,813
	JB Hunt Transport Services Inc.	45,320	7,789
*	Waters Corp.	32,321	7,710
	Huntington Bancshares Inc.	798,828	7,709
*	Zscaler Inc.	47,873	7,597
	W R Berkley Corp.	112,612	7,592
	Mid-America Apartment Communities Inc.	64,254	7,592
*	Builders FirstSource Inc.	69,826	7,578
	Skyworks Solutions Inc.	87,356	7,577
	Leidos Holdings Inc.	76,270	7,560
	Essex Property Trust Inc.	35,294	7,550
*	Expedia Group Inc.	78,783	7,507
	Sun Communities Inc.	67,456	7,504
	Regions Financial Corp.	515,109	7,485
*	Newmont Corp. ADR	194,159	7,440
	Packaging Corp. of America	48,545	7,430
	Vertiv Holdings Co.	189,185	7,429
	Northern Trust Corp.	112,163	7,393
73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	28,631	7,385
	Kellanova	144,183	7,277
	Lamb Weston Holdings Inc.	80,723	7,249
	Entegris Inc.	82,177	7,235
	Seagate Technology Holdings plc	105,605	7,208
	Conagra Brands Inc.	263,045	7,197
	Teradyne Inc.	86,133	7,172
*	Coinbase Global Inc. Class A	92,950	7,168
	Best Buy Co. Inc.	106,962	7,147
	Tyson Foods Inc. Class A	154,129	7,144
	Stanley Black & Decker Inc.	83,949	7,140
*	Western Digital Corp.	176,340	7,080
*	Liberty Media Corp. - Liberty Formula One Class C	108,822	7,040
	Carlisle Cos. Inc.	27,510	6,990
	Paycom Software Inc.	28,406	6,959
*	Check Point Software Technologies Ltd.	51,837	6,959
*	Live Nation Entertainment Inc.	86,662	6,935
	Graco Inc.	91,823	6,827
	APA Corp.	171,231	6,801
	Vistra Corp.	207,078	6,776
	Alliant Energy Corp.	138,432	6,754
	Ovintiv Inc. (XNYS)	140,595	6,749
	Nordson Corp.	31,478	6,692
*	Manhattan Associates Inc.	34,122	6,653
*	EPAM Systems Inc.	30,555	6,648
	Domino's Pizza Inc.	19,533	6,622
	Pool Corp.	20,910	6,603
	LKQ Corp.	150,262	6,600
	Coca-Cola Europacific Partners plc	111,772	6,540
	Loews Corp.	102,088	6,535
	Lennox International Inc.	17,603	6,523
	Masco Corp.	124,898	6,506
*	Avantor Inc.	371,902	6,482
	Equity LifeStyle Properties Inc.	98,502	6,481
*	Trimble Inc.	137,520	6,481
	RPM International Inc.	70,990	6,479
*	AerCap Holdings NV	103,976	6,459
	International Paper Co.	190,700	6,432
	Synchrony Financial	228,784	6,417
*	Flex Ltd.	248,930	6,402
	Watsco Inc.	18,327	6,394
*	Carnival Corp.	555,023	6,361
	WP Carey Inc.	118,572	6,361
*	DraftKings Inc. Class A	229,275	6,333
	Gaming and Leisure Properties Inc.	139,095	6,314
*	GoDaddy Inc. Class A	85,314	6,248
	Celanese Corp.	54,541	6,246
	J M Smucker Co.	54,425	6,196
	RenaissanceRe Holdings Ltd.	27,884	6,123
	Citizens Financial Group Inc.	260,105	6,094
		Shares	Market Value• ($000)
	American Homes 4 Rent Class A	185,963	6,088
	Evergy Inc.	123,676	6,077
*	Super Micro Computer Inc.	25,370	6,075
	Kimco Realty Corp.	338,206	6,067
	Interpublic Group of Cos. Inc.	213,325	6,058
	SS&C Technologies Holdings Inc.	120,538	6,057
	Host Hotels & Resorts Inc.	391,185	6,056
	Chesapeake Energy Corp.	70,349	6,056
*	Exact Sciences Corp.	98,031	6,038
	HEICO Corp.	37,844	5,995
	Texas Pacific Land Corp.	3,247	5,994
*	Neurocrine Biosciences Inc.	53,492	5,934
	Regency Centers Corp.	98,080	5,910
*	Dynatrace Inc.	131,978	5,901
	Viatris Inc.	663,007	5,901
	Mosaic Co.	181,638	5,900
*	Zebra Technologies Corp. Class A	28,171	5,900
*	Rivian Automotive Inc. Class A	362,987	5,888
	UDR Inc.	183,981	5,852
	NiSource Inc.	231,920	5,835
*	Enphase Energy Inc.	72,934	5,804
	Revvity Inc.	69,925	5,793
	Brown-Forman Corp. Class B	102,678	5,766
	Tradeweb Markets Inc. Class A	63,373	5,704
	Jack Henry & Associates Inc.	40,410	5,697
	Globe Life Inc.	48,713	5,668
*	United Therapeutics Corp.	25,426	5,666
*	MGM Resorts International	160,721	5,612
	Owens Corning	49,445	5,606
	Casey's General Stores Inc.	20,597	5,601
	Molson Coors Beverage Co. Class B	96,839	5,594
	Fidelity National Financial Inc.	142,401	5,566
*	Okta Inc.	82,329	5,550
	Royalty Pharma plc Class A	205,985	5,535
	AECOM	72,074	5,517
*	Incyte Corp.	101,937	5,497
	Reinsurance Group of America Inc.	36,715	5,488
	AES Corp.	367,475	5,475
*	Liberty Broadband Corp. Class C	65,203	5,432
	NRG Energy Inc.	128,144	5,431
	Rollins Inc.	143,328	5,391
	Lincoln Electric Holdings Inc.	30,714	5,369
	TechnipFMC plc	249,040	5,359
*	CarMax Inc.	87,637	5,354
*	Saia Inc.	14,886	5,336
	EMCOR Group Inc.	25,799	5,331
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	65,000	5,319
	Unum Group	108,643	5,313
*	Match Group Inc.	153,433	5,309
*	Pure Storage Inc. Class A	156,910	5,305
*	Ceridian HCM Holding Inc.	82,831	5,302
	Equitable Holdings Inc.	199,073	5,289
	KeyCorp.	515,771	5,271
	Williams-Sonoma Inc.	35,053	5,266
*	Five Below Inc.	30,246	5,262
	Pentair plc	90,121	5,238
	Bentley Systems Inc. Class B	107,667	5,237
*	Bill Holdings Inc.	56,894	5,194
*	F5 Inc.	34,143	5,176
	Hormel Foods Corp.	158,726	5,167
	Amdocs Ltd.	64,450	5,166
	Westrock Co.	143,615	5,160
	Gen Digital Inc. (XNGS)	307,432	5,122
*	Insulet Corp.	38,293	5,077
	Wynn Resorts Ltd.	57,308	5,031
*	BJ's Wholesale Club Holdings Inc.	72,920	4,967
	Albertsons Cos. Inc. Class A	228,880	4,967
	Camden Property Trust	58,144	4,935
	Eastman Chemical Co.	65,892	4,924
*	Performance Food Group Co.	84,876	4,902
*	US Foods Holding Corp.	125,410	4,883
	Allegion plc	49,635	4,882
	Huntington Ingalls Industries Inc.	22,085	4,855
	Rexford Industrial Realty Inc.	112,208	4,852
	Credicorp Ltd.	38,502	4,811
	Healthpeak Properties Inc.	309,202	4,808
	Teleflex Inc.	25,960	4,796
	BorgWarner Inc. (XNYS)	129,940	4,795
	Juniper Networks Inc.	177,974	4,791
*	XPO Inc.	63,094	4,783
*	Twilio Inc. Class A	92,946	4,764
	Crown Holdings Inc.	58,755	4,736
*	Floor & Decor Holdings Inc. Class A	57,388	4,729
*	Qorvo Inc.	53,990	4,720
	A O Smith Corp.	67,580	4,714
*	Charles River Laboratories International Inc.	27,971	4,709
*	Cleveland-Cliffs Inc.	280,641	4,709
	Bio-Techne Corp.	86,010	4,699
*	Henry Schein Inc.	72,206	4,692
	Pinnacle West Capital Corp.	63,188	4,687
*	Antero Resources Corp.	159,043	4,682
	TransUnion	106,430	4,670
	Toro Co.	57,586	4,655
	Boston Properties Inc.	86,295	4,623
74

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Range Resources Corp.	128,712	4,613
*	Nutanix Inc. Class A	126,709	4,586
	News Corp. Class A	221,426	4,579
*	Caesars Entertainment Inc.	114,634	4,573
	Chemed Corp.	8,058	4,534
	Interactive Brokers Group Inc. Class A	56,159	4,497
	Tetra Tech Inc.	29,697	4,482
	Autoliv Inc.	48,799	4,472
	Vail Resorts Inc.	21,033	4,464
	Robert Half Inc.	59,332	4,436
	NOV Inc.	220,616	4,404
	Service Corp. International	80,867	4,401
	Assurant Inc.	29,461	4,387
	Churchill Downs Inc.	39,878	4,380
	Essential Utilities Inc.	130,859	4,379
	Regal Rexnord Corp.	36,938	4,374
*	Paylocity Holding Corp.	24,319	4,363
*	Southwestern Energy Co.	611,061	4,357
	ITT Inc.	46,626	4,353
	HF Sinclair Corp.	78,601	4,353
	AptarGroup Inc.	35,596	4,352
*	WillScot Mobile Mini Holdings Corp.	110,299	4,347
	MarketAxess Holdings Inc.	20,283	4,336
*	Burlington Stores Inc.	35,821	4,335
*	DocuSign Inc.	111,377	4,330
	Knight-Swift Transportation Holdings Inc.	88,291	4,317
	nVent Electric plc	89,510	4,308
*	Jazz Pharmaceuticals plc	33,895	4,305
	Curtiss-Wright Corp.	21,641	4,302
	Lear Corp.	33,068	4,291
	CubeSmart	125,822	4,289
	American Financial Group Inc.	39,199	4,287
*	Clean Harbors Inc.	27,706	4,258
	KBR Inc.	73,200	4,257
	East West Bancorp Inc.	79,354	4,255
	Toll Brothers Inc.	59,944	4,239
	Universal Health Services Inc. Class B	33,524	4,220
*	Etsy Inc.	67,528	4,207
	Campbell Soup Co.	104,090	4,206
*	AppLovin Corp. Class A	115,130	4,195
*	Lattice Semiconductor Corp.	75,279	4,186
	Omega Healthcare Investors Inc.	126,110	4,174
*	Shockwave Medical Inc.	20,143	4,155
	Annaly Capital Management Inc.	266,138	4,154
*	Guidewire Software Inc.	45,835	4,131
	United States Steel Corp.	121,497	4,118
*	Repligen Corp.	30,581	4,115
	Woodward Inc.	32,953	4,109
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	49,894	4,105
	EastGroup Properties Inc.	24,867	4,060
	Kinsale Capital Group Inc.	12,155	4,059
*	Roku Inc.	67,885	4,044
*	TopBuild Corp.	17,652	4,038
	AGCO Corp.	35,032	4,017
*	CACI International Inc. Class A	12,347	4,010
	Old Republic International Corp.	146,183	4,003
	Murphy USA Inc.	11,025	3,999
*	Unity Software Inc.	157,559	3,997
*	Celsius Holdings Inc.	26,248	3,992
	Federal Realty Investment Trust	43,573	3,973
	Advanced Drainage Systems Inc.	37,138	3,967
	Matador Resources Co.	64,022	3,950
	Americold Realty Trust Inc.	149,804	3,928
*	WEX Inc.	23,570	3,924
	Fortune Brands Innovations Inc.	70,138	3,914
*	Globant SA	22,855	3,892
*	Darling Ingredients Inc.	87,275	3,865
	Texas Roadhouse Inc.	37,790	3,837
*	FTI Consulting Inc.	18,053	3,832
*	Penumbra Inc.	19,961	3,816
	Donaldson Co. Inc.	66,139	3,814
	Ally Financial Inc.	156,647	3,789
*	Mattel Inc.	198,480	3,787
	Tempur Sealy International Inc.	94,655	3,780
	Royal Gold Inc.	36,220	3,779
*	Dropbox Inc. Class A	143,364	3,770
	Bath & Body Works Inc.	126,971	3,765
	Murphy Oil Corp.	83,714	3,756
*	SoFi Technologies Inc.	497,012	3,752
	Primerica Inc.	19,583	3,743
	New York Community Bancorp Inc.	394,690	3,742
	BWX Technologies Inc.	49,908	3,707
	Chord Energy Corp.	22,422	3,707
	Gentex Corp.	129,223	3,706
	FMC Corp.	69,469	3,696
*	Light & Wonder Inc.	50,270	3,675
	OGE Energy Corp.	107,402	3,673
*	Acadia Healthcare Co. Inc.	49,956	3,672
	Tapestry Inc.	133,033	3,666
	Lithia Motors Inc.	15,110	3,660
	XP Inc. Class A	182,902	3,658
*	Exelixis Inc.	177,632	3,657
*	CyberArk Software Ltd.	22,340	3,656
	Morningstar Inc.	14,393	3,645
	HEICO Corp. Class A	28,650	3,642
	Berry Global Group Inc.	66,177	3,640
*	Weatherford International plc	39,087	3,639
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	33,718	3,606
	Graphic Packaging Holding Co.	167,622	3,606
	Universal Display Corp.	25,896	3,604
*	Skechers USA Inc. Class A	74,665	3,600
*	Arrow Electronics Inc.	31,737	3,599
	Comfort Systems USA Inc.	19,781	3,597
	Voya Financial Inc.	53,390	3,565
	Webster Financial Corp.	93,570	3,553
	NNN REIT Inc.	97,391	3,538
	DENTSPLY SIRONA Inc.	116,193	3,533
	New York Times Co. Class A	87,333	3,520
*	Ciena Corp.	83,173	3,510
	Cognex Corp.	97,312	3,502
	Fox Corp. Class A	115,092	3,498
*	Ionis Pharmaceuticals Inc.	79,001	3,497
	Franklin Resources Inc.	152,917	3,485
*	SiteOne Landscape Supply Inc.	25,286	3,484
*	RBC Bearings Inc.	15,843	3,483
	Aramark	128,738	3,467
	H&R Block Inc.	84,351	3,463
	Paramount Global Class B	316,098	3,439
	Wyndham Hotels & Resorts Inc.	47,422	3,433
*	Robinhood Markets Inc. Class A	372,274	3,403
	Encompass Health Corp.	54,264	3,395
	Ingredion Inc.	36,271	3,394
	Landstar System Inc.	20,575	3,390
	Brixmor Property Group Inc.	162,990	3,389
*	Catalent Inc.	98,415	3,385
	Jefferies Financial Group Inc.	104,748	3,371
	Science Applications International Corp.	30,836	3,369
*	GXO Logistics Inc.	66,630	3,365
	Selective Insurance Group Inc.	32,297	3,362
*	Trex Co. Inc.	59,618	3,351
*	Elastic NV	44,480	3,338
*	Capri Holdings Ltd.	65,155	3,335
	Genpact Ltd.	99,422	3,335
	Hasbro Inc.	73,729	3,329
*	Sarepta Therapeutics Inc.	49,293	3,318
*	Zillow Group Inc. Class C	91,374	3,312
	Stifel Financial Corp.	58,066	3,310
	Carlyle Group Inc.	119,804	3,299
*	HealthEquity Inc.	45,989	3,297
*	Jones Lang LaSalle Inc.	25,718	3,290
	ChampionX Corp.	106,432	3,278
*	Norwegian Cruise Line Holdings Ltd.	240,896	3,276
	Southern Copper Corp.	46,163	3,273
75

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	124,613	3,269
	MSA Safety Inc.	20,680	3,265
	Bruker Corp.	57,136	3,257
	First Horizon Corp.	302,801	3,255
*	Middleby Corp.	28,809	3,252
	STAG Industrial Inc.	97,901	3,252
*	Bio-Rad Laboratories Inc. Class A	11,795	3,247
	First Industrial Realty Trust Inc.	76,215	3,224
*	Karuna Therapeutics Inc.	19,163	3,193
	Simpson Manufacturing Co. Inc.	23,935	3,188
	WESCO International Inc.	24,858	3,187
	UFP Industries Inc.	33,476	3,186
	Whirlpool Corp.	30,461	3,185
*	BellRing Brands Inc.	72,709	3,180
*	Medpace Holdings Inc.	13,101	3,179
*	Rambus Inc.	58,239	3,164
	Applied Industrial Technologies Inc.	20,599	3,162
*	UiPath Inc. Class A	203,539	3,161
	Oshkosh Corp.	35,951	3,154
*	Toast Inc. Class A	196,891	3,148
*	SPS Commerce Inc.	19,585	3,140
	Olin Corp.	73,413	3,136
	Eagle Materials Inc.	20,219	3,112
*	Fabrinet	20,005	3,101
	Sonoco Products Co.	59,345	3,075
*	Crocs Inc.	34,361	3,069
*	Qualys Inc.	20,055	3,067
	Fox Corp. Class B	109,461	3,055
	Wingstop Inc.	16,668	3,046
*	Confluent Inc. Class A	104,977	3,035
*	Onto Innovation Inc.	26,891	3,022
	Comerica Inc.	76,600	3,018
*	Tenet Healthcare Corp.	55,619	2,987
*	API Group Corp.	115,332	2,984
	SEI Investments Co.	55,554	2,981
	Littelfuse Inc.	13,623	2,952
*	Globus Medical Inc. Class A	64,511	2,949
	PBF Energy Inc. Class A	61,705	2,933
	Cullen/Frost Bankers Inc.	32,171	2,927
	RLI Corp.	21,909	2,919
	Spirit Realty Capital Inc.	80,871	2,911
	Acuity Brands Inc.	17,914	2,902
	VF Corp.	196,816	2,899
*	agilon health Inc.	160,994	2,898
	Healthcare Realty Trust Inc.	201,046	2,885
	Ensign Group Inc.	29,732	2,872
	Essent Group Ltd.	60,576	2,862
	Noble Corp. plc	61,216	2,858
	Permian resources Corp.	196,069	2,857
*	Generac Holdings Inc.	33,972	2,856
	First American Financial Corp.	55,414	2,851
		Shares	Market Value• ($000)
	Starwood Property Trust Inc.	160,311	2,846
	Houlihan Lokey Inc.	28,131	2,828
	Hexcel Corp.	45,655	2,827
	Delta Air Lines Inc.	90,128	2,817
	Brunswick Corp.	40,347	2,803
	Commerce Bancshares Inc.	63,761	2,797
	Civitas Resources Inc.	37,018	2,792
	MGIC Investment Corp.	164,904	2,777
*	Smartsheet Inc. Class A	70,219	2,776
*	Aspen Technology Inc.	15,583	2,770
	Agree Realty Corp.	49,150	2,749
	Valvoline Inc.	92,631	2,748
*	Chart Industries Inc.	23,620	2,745
	DT Midstream Inc.	50,626	2,732
*	New Relic Inc.	31,506	2,731
	SouthState Corp.	41,005	2,710
*	Liberty Global plc Class C	157,552	2,672
*	elf Beauty Inc.	28,832	2,671
	Allison Transmission Holdings Inc.	52,941	2,669
	Sensata Technologies Holding plc	83,578	2,664
	Nexstar Media Group Inc.	18,962	2,656
	Ryman Hospitality Properties Inc.	30,996	2,653
	Commercial Metals Co.	62,534	2,645
	Wintrust Financial Corp.	35,409	2,645
*	Atkore Inc.	21,192	2,634
*	Planet Fitness Inc. Class A	47,648	2,634
	Polaris Inc.	30,393	2,627
	Popular Inc.	40,386	2,627
	Thor Industries Inc.	29,870	2,626
	SM Energy Co.	65,088	2,624
*	Apellis Pharmaceuticals Inc.	53,745	2,615
*	ATI Inc.	69,076	2,609
	Iridium Communications Inc.	70,302	2,605
*	Intra-Cellular Therapies Inc.	52,132	2,594
*	Ollie's Bargain Outlet Holdings Inc.	33,516	2,589
	Invesco Ltd.	199,534	2,588
	Hyatt Hotels Corp. Class A	25,248	2,586
*	Procore Technologies Inc.	42,303	2,584
	Dolby Laboratories Inc. Class A	31,891	2,581
	Flowserve Corp.	70,085	2,574
	IDACORP Inc.	27,171	2,573
*	Fluor Corp.	77,240	2,571
	Alcoa Corp.	99,985	2,564
	Prosperity Bancshares Inc.	46,906	2,558
*	Tenable Holdings Inc.	60,732	2,557
	Pinnacle Financial Partners Inc.	40,962	2,554
	PVH Corp.	34,191	2,542
*	Option Care Health Inc.	91,519	2,538
		Shares	Market Value• ($000)
	Vontier Corp.	85,573	2,530
*	Transocean Ltd. (XNYS)	380,838	2,521
	Western Alliance Bancorp	61,222	2,516
	Watts Water Technologies Inc. Class A	14,504	2,509
	Crane Co.	25,768	2,508
*	MicroStrategy Inc. Class A	5,910	2,502
*	Novanta Inc.	18,903	2,496
	Evercore Inc. Class A	19,047	2,480
	Ralph Lauren Corp.	22,023	2,478
*	Workiva Inc.	28,438	2,477
	Element Solutions Inc.	135,621	2,472
	UGI Corp.	118,422	2,463
	National Fuel Gas Co.	48,121	2,452
	Sealed Air Corp.	79,421	2,445
*	Bright Horizons Family Solutions Inc.	32,938	2,439
	MKS Instruments Inc.	37,143	2,439
*	DXC Technology Co.	120,702	2,435
	Ryder System Inc.	24,954	2,434
	Axis Capital Holdings Ltd.	42,615	2,433
*	Sprouts Farmers Market Inc.	57,857	2,431
*	Halozyme Therapeutics Inc.	71,742	2,430
*	Hostess Brands Inc.	72,703	2,428
	Patterson-UTI Energy Inc.	190,930	2,425
	Timken Co.	35,073	2,424
	Rithm Capital Corp.	259,707	2,423
*	Denbury Inc.	27,251	2,422
*	Kirby Corp.	32,364	2,418
	Maximus Inc.	32,364	2,418
	Kite Realty Group Trust	113,270	2,415
*	Mohawk Industries Inc.	30,034	2,414
	Western Union Co.	213,848	2,414
	Zions Bancorp NA	77,870	2,402
*	Wix.com Ltd.	30,056	2,401
	Affiliated Managers Group Inc.	19,541	2,399
*	Frontier Communications Parent Inc.	133,564	2,393
	AGNC Investment Corp.	324,015	2,391
	TD SYNNEX Corp.	25,882	2,373
*	Lantheus Holdings Inc.	36,701	2,371
	Apartment Income REIT Corp.	80,927	2,364
*	Vaxcyte Inc.	49,109	2,362
*	Teradata Corp.	55,227	2,359
*	Casella Waste Systems Inc. Class A	31,217	2,355
	MSC Industrial Direct Co. Inc. Class A	24,810	2,351
*	Post Holdings Inc.	29,231	2,347
	Terreno Realty Corp.	44,033	2,346
*	Insight Enterprises Inc.	16,266	2,331
*	Haemonetics Corp.	27,321	2,329
76

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	SolarEdge Technologies Inc.	30,634	2,327
	Avnet Inc.	50,195	2,326
*	Elanco Animal Health Inc. (XNYS)	264,073	2,326
*	Axcelis Technologies Inc.	18,142	2,313
	Huntsman Corp.	98,988	2,309
	Old National Bancorp	168,428	2,307
*	Five9 Inc.	39,837	2,305
	Franklin Electric Co. Inc.	26,526	2,300
*	Inspire Medical Systems Inc.	15,530	2,285
	Mueller Industries Inc.	60,548	2,283
	Radian Group Inc.	89,747	2,274
*	Wolfspeed Inc.	67,006	2,267
	Portland General Electric Co.	56,621	2,266
*	American Equity Investment Life Holding Co.	42,774	2,265
	FNB Corp.	211,765	2,264
*	Duolingo Inc.	15,475	2,260
*	DaVita Inc.	29,192	2,255
*	ASGN Inc.	26,941	2,249
*	ExlService Holdings Inc.	85,860	2,242
*	Ryan Specialty Holdings Inc.	51,903	2,242
	Flowers Foods Inc.	102,176	2,241
*	TriNet Group Inc.	21,772	2,237
	OneMain Holdings Inc.	62,225	2,236
	HB Fuller Co.	33,747	2,232
	Meritage Homes Corp.	19,567	2,231
*	Summit Materials Inc. Class A	67,557	2,223
	Hanover Insurance Group Inc.	18,941	2,220
*	Natera Inc.	56,149	2,216
	Valmont Industries Inc.	11,251	2,215
*	Asbury Automotive Group Inc.	11,561	2,212
	Boyd Gaming Corp.	40,038	2,212
	Magnolia Oil & Gas Corp. Class A	98,524	2,212
	Power Integrations Inc.	31,906	2,212
	Badger Meter Inc.	15,887	2,201
	Columbia Banking System Inc.	111,855	2,200
	United Bankshares Inc.	76,877	2,186
	FirstCash Holdings Inc.	20,043	2,183
*	ZoomInfo Technologies Inc.	168,123	2,179
*	Valaris Ltd.	32,991	2,179
*	Envista Holdings Corp.	93,464	2,175
	Blackstone Mortgage Trust Inc. Class A	108,926	2,173
	Antero Midstream Corp.	175,416	2,165
	California Resources Corp.	41,085	2,161
	Phillips Edison & Co. Inc.	61,034	2,155
		Shares	Market Value• ($000)
*	Taylor Morrison Home Corp.	56,127	2,151
*	Alkermes plc	88,703	2,146
	Bank OZK	59,902	2,145
*	AutoNation Inc.	16,417	2,136
	New Jersey Resources Corp.	52,547	2,132
	Helmerich & Payne Inc.	53,474	2,116
	Rayonier Inc.	83,809	2,115
*,2	GLOBALFOUNDRIES Inc.	42,412	2,104
*	Merit Medical Systems Inc.	30,542	2,099
	AAON Inc.	38,532	2,099
*	Affirm Holdings Inc.	118,992	2,095
	Zurn Elkay Water Solutions Corp.	79,105	2,093
	PNM Resources Inc.	49,453	2,090
	Equitrans Midstream Corp.	234,956	2,084
	Synovus Financial Corp.	79,945	2,084
	Westlake Corp.	18,020	2,079
*	YETI Holdings Inc.	48,879	2,078
	U-Haul Holding Co.	44,006	2,078
*	RH	9,521	2,075
*	Stericycle Inc.	50,307	2,075
	Balchem Corp.	17,837	2,073
*	Gitlab Inc. Class A	47,755	2,067
	Insperity Inc.	19,504	2,064
*	MACOM Technology Solutions Holdings Inc.	29,210	2,060
*	Beacon Roofing Supply Inc.	28,778	2,048
*	Varonis Systems Inc.	60,714	2,042
	Esab Corp.	32,251	2,041
	Ashland Inc.	26,515	2,032
	Group 1 Automotive Inc.	8,008	2,021
	Organon & Co.	136,654	2,021
*,2	GameStop Corp. Class A	146,705	2,020
*	Cirrus Logic Inc.	30,164	2,019
	FTAI Aviation Ltd.	53,638	2,017
	Boise Cascade Co.	21,440	2,010
	ManpowerGroup Inc.	28,690	2,007
*	Blueprint Medicines Corp.	33,938	1,998
	Cadence Bank	94,236	1,996
	Home BancShares Inc.	97,560	1,995
*	MasTec Inc.	33,565	1,995
	Perrigo Co. plc	72,091	1,993
	Assured Guaranty Ltd.	31,836	1,987
	EnerSys	23,155	1,982
	Cabot Corp.	29,803	1,981
	Leggett & Platt Inc.	84,334	1,976
	MDU Resources Group Inc.	105,876	1,970
	GATX Corp.	18,815	1,968
*	DoubleVerify Holdings Inc.	70,529	1,963
*	Grand Canyon Education Inc.	16,580	1,962
*	Mr Cooper Group Inc.	34,650	1,959
*	SentinelOne Inc. Class A	125,336	1,959
	Chemours Co.	81,194	1,958
		Shares	Market Value• ($000)
	White Mountains Insurance Group Ltd.	1,367	1,956
*	Euronet Worldwide Inc.	25,425	1,954
	Federal Signal Corp.	33,584	1,949
	Vornado Realty Trust	101,140	1,942
	Exponent Inc.	26,403	1,935
	Southwest Gas Holdings Inc.	32,997	1,934
	Moog Inc. Class A	16,622	1,929
*	SPX Technologies Inc.	24,054	1,927
*	Masimo Corp.	23,730	1,925
	TKO Group Holdings Inc.	23,471	1,924
	Lincoln National Corp.	88,306	1,922
*	ImmunoGen Inc.	129,261	1,921
*	Wayfair Inc. Class A	44,879	1,912
*	Liberty Media Corp. - Liberty SiriusXM Class C	77,690	1,907
	Air Lease Corp.	54,877	1,900
*	Remitly Global Inc.	70,498	1,899
*	Coherent Corp.	64,160	1,899
*	Appfolio Inc. Class A	10,102	1,895
*	Box Inc. Class A	76,057	1,891
	Harley-Davidson Inc.	70,404	1,890
	Choice Hotels International Inc.	17,064	1,886
*	CNX Resources Corp.	86,706	1,883
*	AZEK Co. Inc.	71,721	1,879
*	Core & Main Inc. Class A	62,300	1,874
*	Fox Factory Holding Corp.	22,961	1,871
*	10X Genomics Inc. Class A	53,025	1,871
	Arcosa Inc.	26,857	1,855
	Sabra Health Care REIT Inc.	135,273	1,845
	Valley National Bancorp	237,171	1,845
*	Synaptics Inc.	22,034	1,843
*	Kosmos Energy Ltd.	254,343	1,841
	Armstrong World Industries Inc.	24,138	1,832
*	Goodyear Tire & Rubber Co.	153,966	1,832
	Macy's Inc.	149,421	1,820
*	Simply Good Foods Co.	48,621	1,813
	Silgan Holdings Inc.	45,191	1,810
*	Kyndryl Holdings Inc.	123,510	1,807
*	Coty Inc. Class A	192,698	1,806
*	Inari Medical Inc.	29,732	1,805
	Liberty Energy Inc.	91,407	1,801
	Southwest Airlines Co.	81,024	1,801
	Concentrix Corp.	23,607	1,799
*	Avis Budget Group Inc.	11,015	1,793
	Black Hills Corp.	36,995	1,789
	Academy Sports & Outdoors Inc.	39,831	1,786
	Northern Oil and Gas Inc.	46,477	1,782
	Wendy's Co.	93,538	1,779
*	Boston Beer Co. Inc. Class A	5,322	1,777
*	Glaukos Corp.	26,050	1,777
77

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Louisiana-Pacific Corp.	34,619	1,775
	Lancaster Colony Corp.	10,480	1,773
	PotlatchDeltic Corp.	41,345	1,772
*	Skyline Champion Corp.	30,196	1,770
	Advanced Energy Industries Inc.	20,239	1,766
*	Altair Engineering Inc. Class A	28,413	1,765
	KB Home	39,933	1,765
	Apple Hospitality REIT Inc.	112,518	1,764
	Signet Jewelers Ltd.	25,253	1,763
*	Insmed Inc.	70,299	1,762
*	QuidelOrtho Corp.	28,790	1,759
*	Global-e Online Ltd.	49,988	1,755
*	Tidewater Inc.	25,646	1,753
*	Adient plc	51,904	1,749
*	Neogen Corp.	117,101	1,744
	Cactus Inc. Class A	37,124	1,743
	Glacier Bancorp Inc.	57,722	1,743
	John Bean Technologies Corp.	16,741	1,741
	Terex Corp.	38,021	1,741
*	IAC Inc.	40,890	1,740
*	Visteon Corp.	15,104	1,739
	Kilroy Realty Corp.	60,800	1,738
	ONE Gas Inc.	28,745	1,736
*	Cytokinetics Inc.	49,759	1,735
	Hamilton Lane Inc. Class A	20,602	1,733
	First Financial Bankshares Inc.	72,024	1,732
	Essential Properties Realty Trust Inc.	78,806	1,730
*	Penn Entertainment Inc.	87,632	1,729
	Herc Holdings Inc.	16,094	1,719
	Otter Tail Corp.	22,314	1,717
	Marriott Vacations Worldwide Corp.	19,100	1,716
	Corebridge Financial Inc.	85,677	1,714
*	Monday.com Ltd.	13,170	1,712
	Janus Henderson Group plc	74,113	1,710
	Coca-Cola Consolidated Inc.	2,686	1,709
	American Eagle Outfitters Inc.	97,617	1,705
	Advance Auto Parts Inc.	32,748	1,704
	SLM Corp.	130,921	1,702
*	Amicus Therapeutics Inc.	154,643	1,696
	Jackson Financial Inc. Class A	46,118	1,693
*,1	CRISPR Therapeutics AG	43,404	1,690
*	AeroVironment Inc.	14,696	1,685
*	Brighthouse Financial Inc.	37,186	1,685
*	Diodes Inc.	25,782	1,678
	Cable One Inc.	3,050	1,677
*	Lyft Inc. Class A	182,898	1,677
*,2	Plug Power Inc.	284,477	1,676
	Encore Wire Corp.	9,361	1,674
		Shares	Market Value• ($000)
*	Madison Square Garden Sports Corp.	9,919	1,668
*	Hilton Grand Vacations Inc.	46,223	1,662
*,2	Lucid Group Inc.	401,488	1,654
	EPR Properties	38,561	1,647
	CONSOL Energy Inc.	17,892	1,644
*	AMN Healthcare Services Inc.	21,671	1,644
	Belden Inc.	23,180	1,643
	Lazard Ltd. Class A	58,974	1,638
*	Blackbaud Inc.	25,030	1,637
*	StoneCo. Ltd. Class A	164,800	1,634
*	Roivant Sciences Ltd.	189,091	1,634
*	Clarivate plc	255,284	1,629
	Brink's Co.	24,353	1,628
*	Guardant Health Inc.	62,922	1,628
*	Genworth Financial Inc. Class A	270,710	1,622
*	Bridgebio Pharma Inc.	62,181	1,619
	Carpenter Technology Corp.	25,790	1,618
	Spectrum Brands Holdings Inc.	21,453	1,616
	California Water Service Group	32,955	1,604
*	Amedisys Inc.	17,491	1,600
*	CommVault Systems Inc.	24,467	1,599
	Peabody Energy Corp.	67,797	1,599
	NewMarket Corp.	3,315	1,598
*	Blackline Inc.	32,489	1,595
	ALLETE Inc.	29,760	1,593
*	Sanmina Corp.	31,306	1,593
	CONMED Corp.	16,335	1,592
	TEGNA Inc.	109,728	1,592
*	Azenta Inc.	34,988	1,590
*	Silicon Laboratories Inc.	17,175	1,583
	Scorpio Tankers Inc.	28,149	1,581
*	Rapid7 Inc.	33,978	1,580
[2]	Sirius XM Holdings Inc.	367,928	1,575
	Hancock Whitney Corp.	45,514	1,567
*	Yelp Inc.	37,124	1,566
*	Abercrombie & Fitch Co. Class A	25,701	1,563
*	Freshworks Inc. Class A	86,611	1,554
*	United Airlines Holdings Inc.	44,310	1,551
	Penske Automotive Group Inc.	10,828	1,549
	Avient Corp.	48,917	1,547
*	Ziff Davis Inc.	25,566	1,546
*	Prestige Consumer Healthcare Inc.	26,045	1,546
	Northwestern Energy Group Inc.	32,154	1,544
	Ormat Technologies Inc. (XNYS)	25,083	1,544
	American States Water Co.	19,747	1,541
*	ACADIA Pharmaceuticals Inc.	68,178	1,539
*	Knife River Corp.	30,541	1,537
		Shares	Market Value• ($000)
	Cogent Communications Holdings Inc.	23,618	1,535
	ArcBest Corp.	14,085	1,534
	Alpha Metallurgical Resources Inc.	6,931	1,525
	WD-40 Co.	7,179	1,518
	Spire Inc.	27,277	1,517
*	Plexus Corp.	15,284	1,503
	Vishay Intertechnology Inc.	67,518	1,502
	Medical Properties Trust Inc.	314,021	1,501
	Moelis & Co. Class A	35,791	1,490
*	Enstar Group Ltd.	6,257	1,483
*	Verra Mobility Corp.	74,739	1,478
	Arch Resources Inc.	9,777	1,475
	Physicians Realty Trust	135,500	1,472
	Associated Banc-Corp.	90,765	1,471
*	Integer Holdings Corp.	18,099	1,469
	Installed Building Products Inc.	13,131	1,466
	UMB Financial Corp.	23,300	1,461
*	Marqeta Inc. Class A	281,649	1,456
*	Teladoc Health Inc.	87,790	1,452
	United Community Banks Inc.	65,700	1,451
	LCI Industries	13,367	1,450
*	Array Technologies Inc.	83,508	1,447
	Independence Realty Trust Inc.	116,706	1,446
*	Lumentum Holdings Inc.	36,857	1,445
*	Shoals Technologies Group Inc. Class A	94,052	1,445
	International Game Technology plc	56,706	1,441
*	LivaNova plc	29,360	1,440
*	Evolent Health Inc. Class A	58,842	1,438
	First BanCorp (XNYS)	107,731	1,438
	Gap Inc.	112,357	1,438
*	Mirati Therapeutics Inc.	25,847	1,435
*	Texas Capital Bancshares Inc.	25,980	1,430
	Broadstone Net Lease Inc.	100,742	1,426
*	Grocery Outlet Holding Corp.	51,491	1,425
	CNO Financial Group Inc.	61,140	1,417
	ABM Industries Inc.	36,017	1,417
	Cousins Properties Inc.	79,112	1,414
	Patterson Cos. Inc.	46,403	1,413
*	CBIZ Inc.	27,127	1,410
*	Livent Corp.	96,520	1,408
*	Alight Inc. Class A	211,726	1,406
*	Carvana Co.	51,932	1,402
	Newell Brands Inc.	208,615	1,402
*	Itron Inc.	24,461	1,401
	Carter's Inc.	20,846	1,400
	Kontoor Brands Inc.	30,052	1,396
	Kadant Inc.	6,334	1,393
*	Credit Acceptance Corp.	3,452	1,389
*	IPG Photonics Corp.	16,159	1,388
78

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kemper Corp.	34,814	1,388
*	Integra LifeSciences Holdings Corp.	38,531	1,386
	Kohl's Corp.	61,401	1,385
*	Freshpet Inc.	24,110	1,384
*	Flywire Corp.	51,343	1,381
	Park Hotels & Resorts Inc.	119,199	1,374
	Columbia Sportswear Co.	18,577	1,371
	Hillenbrand Inc.	36,016	1,370
	Travel & Leisure Co.	40,269	1,370
*	FormFactor Inc.	40,318	1,366
*	Krystal Biotech Inc.	11,655	1,362
*	Extreme Networks Inc.	65,807	1,357
*	Fortrea Holdings Inc.	47,609	1,352
*	Dycom Industries Inc.	15,856	1,351
*	Arrowhead Pharmaceuticals Inc.	54,872	1,349
	MGE Energy Inc.	18,803	1,347
*	Ultragenyx Pharmaceutical Inc.	37,828	1,339
	COPT Defense Properties	58,596	1,336
	Albany International Corp. Class A	16,360	1,335
*	Shift4 Payments Inc. Class A	29,960	1,334
	DigitalBridge Group Inc.	84,167	1,334
	Hecla Mining Co.	327,495	1,333
*	Liberty Media Corp. - Liberty SiriusXM Class A	54,415	1,333
*	Doximity Inc. Class A	65,217	1,332
*	Urban Outfitters Inc.	38,444	1,331
	McGrath RentCorp.	13,206	1,329
	Golar LNG Ltd.	59,180	1,327
*	Axonics Inc.	25,834	1,323
*	O-I Glass Inc.	85,585	1,322
	Steven Madden Ltd.	40,211	1,319
*	Helen of Troy Ltd.	13,390	1,317
*	Tri Pointe Homes Inc.	52,473	1,315
*	Alarm.com Holdings Inc.	25,595	1,309
	Inter Parfums Inc.	10,281	1,307
	National Storage Affiliates Trust	45,836	1,307
*	Corcept Therapeutics Inc.	46,527	1,306
*	Progyny Inc.	42,320	1,306
*	iRhythm Technologies Inc.	16,595	1,303
	Korn Ferry	28,520	1,298
	Energizer Holdings Inc.	41,068	1,297
*	GMS Inc.	22,154	1,296
*	Howard Hughes Holdings Inc.	19,469	1,291
*	Enovis Corp.	27,954	1,283
	Ameris Bancorp	34,358	1,282
	Crane NXT Co.	24,658	1,282
*	frontdoor Inc.	44,231	1,280
	UniFirst Corp.	7,777	1,279
	Piper Sandler Cos.	9,128	1,277
	Premier Inc. Class A	66,142	1,271
	ESCO Technologies Inc.	13,060	1,270
	Select Medical Holdings Corp.	55,816	1,269
		Shares	Market Value• ($000)
	EnPro Industries Inc.	11,401	1,266
	Dun & Bradstreet Holdings Inc.	144,447	1,265
	J & J Snack Foods Corp.	8,070	1,264
*	Coursera Inc.	72,838	1,263
	Innospec Inc.	12,881	1,262
	MDC Holdings Inc.	33,249	1,262
*	Privia Health Group Inc.	59,978	1,261
	ServisFirst Bancshares Inc.	26,526	1,251
*	RingCentral Inc. Class A	46,784	1,244
*	Parsons Corp.	21,957	1,242
[2]	Arbor Realty Trust Inc.	98,221	1,239
*	Spirit AeroSystems Holdings Inc. Class A	54,714	1,237
	Sensient Technologies Corp.	21,797	1,230
	International Bancshares Corp.	27,964	1,226
	Rush Enterprises Inc. Class A	34,449	1,226
	LXP Industrial Trust	154,925	1,225
*	Callon Petroleum Co.	32,741	1,223
	Tanger Factory Outlet Centers Inc.	54,154	1,221
*	Hub Group Inc. Class A	17,731	1,219
	Papa John's International Inc.	18,718	1,217
	WSFS Financial Corp.	34,375	1,217
*	Adtalem Global Education Inc.	23,481	1,216
	Avista Corp.	38,363	1,216
	Equity Commonwealth	64,177	1,216
*	Cavco Industries Inc.	4,859	1,212
*	Braze Inc. Class A	28,252	1,203
	Four Corners Property Trust Inc.	56,432	1,202
	Kulicke & Soffa Industries Inc.	28,784	1,198
	First Hawaiian Inc.	66,634	1,195
	Progress Software Corp.	23,218	1,193
	Sunstone Hotel Investors Inc.	128,281	1,193
*	Denali Therapeutics Inc.	63,124	1,189
	Cathay General Bancorp	35,008	1,187
*	AAR Corp.	19,983	1,186
*	Intellia Therapeutics Inc.	47,126	1,181
*	NMI Holdings Inc. Class A	43,198	1,181
	Artisan Partners Asset Management Inc. Class A	35,727	1,179
*,2	Axsome Therapeutics Inc.	18,929	1,179
*	Sprout Social Inc. Class A	27,196	1,177
*	ACI Worldwide Inc.	57,738	1,176
	Werner Enterprises Inc.	32,366	1,176
*	Resideo Technologies Inc.	81,177	1,175
*	ViaSat Inc.	63,603	1,173
		Shares	Market Value• ($000)
	Macerich Co.	120,463	1,171
	CareTrust REIT Inc.	54,143	1,165
*	Boot Barn Holdings Inc.	16,736	1,163
	Amkor Technology Inc.	55,633	1,161
	Independent Bank Corp. (XNGS)	23,744	1,159
*	Bloom Energy Corp. Class A	110,933	1,154
*	RXO Inc.	65,527	1,147
*	Oceaneering International Inc.	52,124	1,146
	Mueller Water Products Inc. Class A	92,600	1,145
	Avangrid Inc.	38,308	1,144
*	TreeHouse Foods Inc.	27,431	1,144
	InterDigital Inc.	15,194	1,143
*	Kratos Defense & Security Solutions Inc.	67,032	1,143
*	Shake Shack Inc. Class A	20,374	1,142
*	Rogers Corp.	9,252	1,137
*,2	Ginkgo Bioworks Holdings Inc.	827,655	1,134
*	CCC Intelligent Solutions Holdings Inc.	104,996	1,131
*	nCino Inc.	40,221	1,130
	News Corp. Class B	52,508	1,126
	Materion Corp.	11,578	1,123
*	Axos Financial Inc.	31,111	1,121
	Pacific Premier Bancorp Inc.	59,001	1,121
	Atlantic Union Bankshares Corp.	38,813	1,118
	Edgewell Personal Care Co.	31,788	1,109
*	Sunrun Inc.	114,926	1,109
*	Alteryx Inc. Class A	34,594	1,107
*	STAAR Surgical Co.	26,477	1,107
	Community Bank System Inc.	27,674	1,106
	EVERTEC Inc.	34,686	1,102
	Kennametal Inc.	47,559	1,099
	Fulton Financial Corp.	84,138	1,093
	Innovative Industrial Properties Inc.	15,156	1,089
	SL Green Realty Corp.	37,129	1,088
	SITE Centers Corp.	92,982	1,084
	New Fortress Energy Inc.	35,778	1,084
	CVB Financial Corp.	69,223	1,081
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	63,016	1,080
*	REVOLUTION Medicines Inc.	54,182	1,073
*	ICU Medical Inc.	10,922	1,071
	National Health Investors Inc.	21,383	1,070
	SJW Group	17,125	1,070
*	Perficient Inc.	18,346	1,068
	First Interstate BancSystem Inc. Class A	46,225	1,066
	Bank of Hawaii Corp.	21,459	1,060
*	Envestnet Inc.	28,602	1,058
79

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	40,710	1,057
	Bloomin' Brands Inc.	45,154	1,054
*	Calix Inc.	31,745	1,051
	Granite Construction Inc.	25,944	1,050
*	Nomad Foods Ltd.	75,998	1,050
*	LGI Homes Inc.	11,077	1,047
*	LiveRamp Holdings Inc.	37,843	1,047
	Graham Holdings Co. Class B	1,808	1,046
*	NCR Voyix Corp.	68,330	1,045
*	HashiCorp Inc. Class A	52,907	1,042
*	Constellium SE	65,867	1,041
*	American Airlines Group Inc.	93,271	1,040
	Quaker Chemical Corp.	7,231	1,039
	Walker & Dunlop Inc.	15,948	1,033
	BOK Financial Corp.	15,734	1,031
*	Huron Consulting Group Inc.	10,335	1,027
	BGC Group Inc. Class A	173,806	1,020
*	Mercury Systems Inc.	28,308	1,019
*	Q2 Holdings Inc.	33,879	1,017
	Trinity Industries Inc.	48,636	1,013
*	Madrigal Pharmaceuticals Inc.	7,649	1,005
	Red Rock Resorts Inc. Class A	25,354	1,003
	Seacoast Banking Corp. of Florida	49,520	1,001
	Strategic Education Inc.	12,125	998
*	Liberty Global plc Class A	64,054	997
*	Ambarella Inc.	21,963	988
*	Xenon Pharmaceuticals Inc.	31,847	987
*	Vestis Corp.	64,529	987
	Worthington Industries Inc.	15,924	981
*	Gibraltar Industries Inc.	16,042	976
*	Fastly Inc. Class A	66,356	973
	Highwoods Properties Inc.	54,339	972
	Laureate Education Inc.	68,662	971
*	OSI Systems Inc.	9,315	971
	Standex International Corp.	6,750	969
	Telephone and Data Systems Inc.	53,248	969
*	NeoGenomics Inc.	68,879	966
*	Topgolf Callaway Brands Corp.	78,687	962
	Pegasystems Inc.	22,405	958
	Simmons First National Corp. Class A	67,434	958
	BancFirst Corp.	11,786	956
*	Sitime Corp.	9,567	955
	Cal-Maine Foods Inc.	21,037	953
*,2	Upstart Holdings Inc.	39,454	948
*	R1 RCM Inc.	80,406	948
	MillerKnoll Inc.	40,252	946
*,2	Dlocal Ltd.	56,001	944
		Shares	Market Value• ($000)
	Scotts Miracle-Gro Co.	21,208	942
*	Cinemark Holdings Inc.	56,960	939
*	Masonite International Corp.	11,869	939
*	Amphastar Pharmaceuticals Inc.	20,645	935
*	Dorman Products Inc.	14,960	930
	Douglas Emmett Inc.	82,914	929
*	NEXTracker Inc. Class A	26,740	929
	Kennedy-Wilson Holdings Inc.	71,907	925
	Enerpac Tool Group Corp.	32,660	924
	Century Communities Inc.	14,974	921
	Griffon Corp.	23,052	921
*	Viavi Solutions Inc.	118,378	921
	Helios Technologies Inc.	17,768	919
	Winnebago Industries Inc.	15,851	919
	WaFd Inc.	37,208	918
*	MP Materials Corp.	55,986	918
	HNI Corp.	26,375	915
*	JFrog Ltd.	40,698	915
	BankUnited Inc.	41,724	910
	Delek US Holdings Inc.	34,551	910
	Minerals Technologies Inc.	16,804	908
*	PagerDuty Inc.	44,970	907
	PennyMac Financial Services Inc.	13,324	895
*	Atlanta Braves Holdings Inc. Class C	25,739	895
*	Cargurus Inc.	51,906	894
*	NetScout Systems Inc.	40,951	894
	Primoris Services Corp.	29,748	894
*	TripAdvisor Inc.	60,520	893
*	SeaWorld Entertainment Inc.	20,717	892
*	Pacific Biosciences of California Inc.	143,942	890
	Foot Locker Inc.	42,315	888
	Sylvamo Corp.	20,049	888
	Navient Corp.	55,555	884
*	CorVel Corp.	4,553	883
	Cheesecake Factory Inc.	28,386	882
	Virtu Financial Inc. Class A	47,708	882
	Forward Air Corp.	13,626	878
	Nordstrom Inc.	62,456	873
*	Biohaven Ltd.	32,868	871
	DiamondRock Hospitality Co.	112,212	867
	Towne Bank	36,142	865
	PriceSmart Inc.	13,822	864
	Vector Group Ltd.	84,052	864
*	Appian Corp. Class A	21,838	862
	Eastern Bankshares Inc.	78,332	862
	Archrock Inc.	67,881	860
	Clearway Energy Inc. Class C	39,420	856
	Stepan Co.	11,384	852
		Shares	Market Value• ($000)
*	Omnicell Inc.	23,913	850
	First Commonwealth Financial Corp.	69,621	848
	CSG Systems International Inc.	18,080	847
	Patrick Industries Inc.	11,270	847
*	Brinker International Inc.	24,898	845
*	Prothena Corp. plc	23,174	845
	Urban Edge Properties	53,038	841
*	Zillow Group Inc. Class A	23,645	840
*	Bumble Inc. Class A	62,402	839
	Global Net Lease Inc.	105,586	838
*	Cerevel Therapeutics Holdings Inc.	35,376	837
*	AtriCure Inc.	24,127	836
*	Surgery Partners Inc.	36,114	835
	Acushnet Holdings Corp.	16,284	830
*	QuantumScape Corp.	158,604	828
	First Financial Bancorp	44,619	825
*	IonQ Inc.	85,514	824
	NBT Bancorp Inc.	24,602	823
*	ODP Corp.	18,312	823
	Greif Inc. Class A	12,895	819
	Tennant Co.	11,014	817
*	Inmode Ltd.	42,661	815
*	Hayward Holdings Inc.	77,538	814
*	Central Garden & Pet Co. Class A	20,483	813
	St. Joe Co.	17,413	812
*	Vista Outdoor Inc.	32,265	811
	First Merchants Corp.	29,661	810
	RLJ Lodging Trust	86,206	810
*	Lumen Technologies Inc.	554,880	810
	Apollo Commercial Real Estate Finance Inc.	81,045	807
*	Ingevity Corp.	19,988	805
	Virtus Investment Partners Inc.	4,348	801
	Xerox Holdings Corp.	62,127	798
*	Impinj Inc.	12,342	797
*	Peloton Interactive Inc. Class A	167,162	796
*	Certara Inc.	65,219	795
*	Veradigm Inc.	60,100	793
*	Joby Aviation Inc.	150,164	791
*	Veracyte Inc.	38,098	789
*,2	C3.ai Inc. Class A	32,209	786
	Banner Corp.	18,562	784
	Dana Inc.	68,318	784
	MGP Ingredients Inc.	8,268	783
*	Under Armour Inc. Class C	121,796	783
	Upbound Group Inc.	30,007	782
*	Dave & Buster's Entertainment Inc.	22,327	780
	Hawaiian Electric Industries Inc.	60,018	779
	Lindsay Corp.	6,230	778
	Chesapeake Utilities Corp.	8,744	775
	Cracker Barrel Old Country Store Inc.	11,668	774
80

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Six Flags Entertainment Corp.	38,712	770
*	CoreCivic Inc.	60,562	769
	Jack in the Box Inc.	12,176	769
*	Upwork Inc.	73,573	769
*	Beam Therapeutics Inc.	36,363	769
*	Gentherm Inc.	19,104	768
*	Victoria's Secret & Co.	42,903	767
	Pebblebrook Hotel Trust	64,134	765
*	PagSeguro Digital Ltd. Class A	108,222	764
*	PROG Holdings Inc.	27,901	764
	Hanesbrands Inc.	181,756	762
	Lennar Corp. Class B	7,706	760
	Schneider National Inc. Class B	29,984	760
	Park National Corp.	7,480	758
	Xenia Hotels & Resorts Inc.	64,863	754
*	NCR Atleos Corp.	34,165	754
*	Sonos Inc.	69,737	752
*	Asana Inc. Class A	40,672	751
*	Novocure Ltd.	56,379	750
	Clear Secure Inc. Class A	44,542	749
*	PTC Therapeutics Inc.	39,784	746
*	DigitalOcean Holdings Inc.	36,456	746
*	Masterbrand Inc.	66,991	744
	Outfront Media Inc.	76,136	743
	Horace Mann Educators Corp.	23,238	737
*	OPENLANE Inc.	54,712	735
	Retail Opportunity Investments Corp.	62,589	735
*	Herbalife Ltd.	51,601	735
*	SpringWorks Therapeutics Inc.	32,091	735
	John Wiley & Sons Inc. Class A	24,064	728
*	PROS Holdings Inc.	23,331	727
	Bread Financial Holdings Inc.	26,822	725
	JBG SMITH Properties	56,021	721
	WesBanco Inc.	29,512	720
*,2	Freedom Holding Corp.	8,766	719
*	Verint Systems Inc.	38,166	718
*	Madison Square Garden Entertainment Corp.	23,110	704
	Cohen & Steers Inc.	13,454	703
*	Sigma Lithium Corp.	28,680	701
	Reynolds Consumer Products Inc.	27,487	699
	Northwest Natural Holding Co.	19,007	698
	Renasant Corp.	28,383	692
*	Liberty Broadband Corp. Class A	8,298	691
	City Holding Co.	7,602	690
	Hilltop Holdings Inc.	24,955	689
*	Under Armour Inc. Class A	100,641	689
*	American Woodmark Corp.	10,237	688
		Shares	Market Value• ($000)
	Nelnet Inc. Class A	8,072	685
*	Liberty Media Corp. - Liberty Live Class C	21,508	685
	H&E Equipment Services Inc.	16,789	684
*	Squarespace Inc. Class A	24,068	684
	Bank of NT Butterfield & Son Ltd.	27,051	683
*	Seadrill Ltd.	17,178	682
*	Knowles Corp.	52,304	679
	Veris Residential Inc.	50,610	678
	Triumph Financial Inc.	10,856	676
*	Palomar Holdings Inc.	13,482	675
	Independent Bank Group Inc.	18,855	667
	Core Laboratories Inc.	31,078	666
*	Schrodinger Inc.	30,607	664
*	Ironwood Pharmaceuticals Inc.	73,711	661
*	Gates Industrial Corp. plc	60,554	661
	Oxford Industries Inc.	7,794	658
*	Avantax Inc.	25,415	656
	Phinia Inc.	25,363	656
	Comstock Resources Inc.	51,950	655
	Northwest Bancshares Inc.	62,829	655
*	Myriad Genetics Inc.	41,986	654
*	Pacira BioSciences Inc.	23,159	654
*	MaxLinear Inc.	42,962	653
*	NextGen Healthcare Inc.	27,238	652
*,2	Enovix Corp.	73,191	652
*	Aurinia Pharmaceuticals Inc.	88,381	649
	Universal Corp.	14,409	648
	SFL Corp. Ltd.	59,677	648
	Matthews International Corp. Class A	18,223	646
	Chimera Investment Corp.	134,375	645
	Uniti Group Inc.	140,265	645
*	Paycor HCM Inc.	29,825	644
	Acadia Realty Trust	44,815	642
*	DISH Network Corp. Class A	131,115	642
	La-Z-Boy Inc.	21,962	642
*	TransMedics Group Inc.	17,117	642
	Heartland Financial USA Inc.	23,359	640
	Trustmark Corp.	31,772	639
	Dillard's Inc. Class A	2,055	638
*	National Beverage Corp.	13,663	634
*	Rocket Lab USA Inc.	149,992	634
*	Cannae Holdings Inc.	38,628	632
	Service Properties Trust	86,692	629
*	Sotera Health Co.	49,492	627
*	Liberty Media Corp. - Liberty Formula One Class A	10,897	627
*	GEO Group Inc.	71,428	624
	World Kinect Corp.	33,704	624
		Shares	Market Value• ($000)
*	National Vision Holdings Inc.	39,992	621
*	U-Haul Holding Co. (XNYS)	12,590	618
*	Hertz Global Holdings Inc.	73,316	618
	Employers Holdings Inc.	16,198	616
*	Owens & Minor Inc.	42,932	615
	Tronox Holdings plc	57,509	615
	Ladder Capital Corp.	60,561	612
*	Pilgrim's Pride Corp.	23,919	610
*	Sabre Corp.	174,040	609
*	Tandem Diabetes Care Inc.	35,177	609
	CTS Corp.	16,235	607
*	TTM Technologies Inc.	52,762	606
*	Opendoor Technologies Inc.	319,189	606
*	Supernus Pharmaceuticals Inc.	25,267	603
	Stock Yards Bancorp Inc.	15,398	602
*	Cushman & Wakefield plc	81,663	602
	ADT Inc.	105,315	596
*	NOW Inc.	53,915	594
	Steelcase Inc. Class A	54,228	592
	Greenbrier Cos. Inc.	17,081	591
*	Legalzoom.com Inc.	59,104	589
	Live Oak Bancshares Inc.	20,379	588
	Orion SA	28,976	588
	Two Harbors Investment Corp.	50,507	586
*	TG Therapeutics Inc.	75,547	584
*	PowerSchool Holdings Inc. Class A	29,332	584
*	Agios Pharmaceuticals Inc.	27,766	583
	Getty Realty Corp.	21,889	583
*	Hain Celestial Group Inc.	52,717	583
	Westamerica BanCorp	12,320	582
*	Jamf Holding Corp.	36,178	581
*,2	Tilray Brands Inc.	321,184	578
	LTC Properties Inc.	18,224	576
*	Cimpress plc	9,615	574
	AZZ Inc.	12,119	573
	Krispy Kreme Inc.	44,341	573
	Shenandoah Telecommunications Co.	24,144	571
	Provident Financial Services Inc.	40,462	569
	Barnes Group Inc.	27,216	566
	PennyMac Mortgage Investment Trust	44,762	566
	Scholastic Corp.	15,298	565
*	G-III Apparel Group Ltd.	22,021	563
	Sturm Ruger & Co. Inc.	10,139	561
	Atlantica Sustainable Infrastructure plc	30,780	557
*	Air Transport Services Group Inc.	28,409	556
	Alexander & Baldwin Inc.	34,669	548
81

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TriMas Corp.	22,469	544
*	Green Brick Partners Inc.	14,039	543
*	Twist Bioscience Corp.	34,477	543
	Empire State Realty Trust Inc. Class A	66,796	540
	Argo Group International Holdings Ltd.	17,972	536
*	BioCryst Pharmaceuticals Inc.	97,425	535
	Elme Communities	41,667	532
*	Apartment Investment and Management Co. Class A	90,237	529
	Sempra Energy	7,202	525
*,2	Fisker Inc.	116,237	523
	Weis Markets Inc.	8,005	521
	Nu Skin Enterprises Inc. Class A	27,398	520
	S&T Bancorp Inc.	20,199	520
*	Semtech Corp.	37,156	519
*	Sage Therapeutics Inc.	27,533	516
	Safehold Inc.	31,704	516
	eXp World Holdings Inc.	38,327	509
	Shutterstock Inc.	12,488	508
*	Zentalis Pharmaceuticals Inc.	30,940	506
*	Rocket Pharmaceuticals Inc.	27,927	505
	CNA Financial Corp.	12,477	504
*,2	Sunnova Energy International Inc.	55,159	504
*	Imax Corp.	27,661	504
	Apogee Enterprises Inc.	11,679	501
*	iRobot Corp.	15,203	501
	Safety Insurance Group Inc.	6,602	496
	Deluxe Corp.	28,989	494
*	Vicor Corp.	12,760	494
	Benchmark Electronics Inc.	20,340	492
	Embecta Corp.	32,424	490
	Buckle Inc.	14,381	486
*,2	Luminar Technologies Inc.	153,284	486
*	Chegg Inc.	64,356	485
	ProAssurance Corp.	28,447	484
*	Magnite Inc.	72,914	484
*	SiriusPoint Ltd.	49,132	484
*	Alaska Air Group Inc.	15,277	483
*	JELD-WEN Holding Inc.	42,393	480
*	Innoviva Inc.	38,167	474
*	Pediatrix Medical Group Inc.	41,186	472
*	Xencor Inc.	27,031	469
	Adeia Inc.	55,584	469
	Hope Bancorp Inc.	52,761	462
*	Sally Beauty Holdings Inc.	54,343	462
*	Ligand Pharmaceuticals Inc.	8,681	454
*	Leslie's Inc.	91,945	454
	CVR Energy Inc.	13,840	453
*	United Natural Foods Inc.	31,101	453
		Shares	Market Value• ($000)
	Sandy Spring Bancorp Inc.	22,079	452
	WisdomTree Inc.	72,856	452
*	Encore Capital Group Inc.	11,915	449
*	Sphere Entertainment Co.	13,461	443
*	Arcus Biosciences Inc.	28,112	442
	Clearway Energy Inc. Class A	21,602	440
*	Liberty Media Corp. - Liberty Live Class A	14,069	440
*	Harmony Biosciences Holdings Inc.	18,578	437
*	Phreesia Inc.	31,922	436
	1st Source Corp.	9,494	433
*	American Axle & Manufacturing Holdings Inc.	63,676	430
	PacWest Bancorp	60,724	430
*	Amylyx Pharmaceuticals Inc.	26,269	428
	Golden Ocean Group Ltd.	59,011	428
*	Iovance Biotherapeutics Inc.	111,125	425
	Kaiser Aluminum Corp.	7,471	424
*	Lions Gate Entertainment Corp. Class B	56,830	424
*	N-Able Inc.	32,736	424
*	Ameresco Inc. Class A	16,182	423
*	Trupanion Inc.	20,465	422
	Newmark Group Inc. Class A	74,316	421
	Astec Industries Inc.	10,495	420
	MFA Financial Inc. REIT	47,099	419
	Monro Inc.	16,837	418
*	Coeur Mining Inc.	166,046	417
*	Kornit Digital Ltd.	29,962	413
*	Avanos Medical Inc.	22,265	409
*	ChargePoint Holdings Inc.	160,764	408
	Berkshire Hills Bancorp Inc.	20,730	407
*	Everbridge Inc.	19,708	406
*	Alignment Healthcare Inc.	58,964	406
	Brightspire Capital Inc.	71,625	405
	American Assets Trust Inc.	22,751	404
	Compass Minerals International Inc.	16,311	402
*	Maravai LifeSciences Holdings Inc. Class A	58,501	401
	Methode Electronics Inc.	17,484	400
	RPT Realty	37,104	400
*	Arvinas Inc.	24,712	398
	Mercury General Corp.	12,865	397
*	Stratasys Ltd.	39,056	397
	Medifast Inc.	5,653	391
*	ScanSource Inc.	12,784	389
*,2	Cassava Sciences Inc.	19,252	388
		Shares	Market Value• ($000)
*	Recursion Pharmaceuticals Inc. Class A	73,400	388
*	Overstock.com Inc.	24,662	385
	Healthcare Services Group Inc.	39,894	379
*	AdaptHealth Corp.	51,584	378
	ARMOUR Residential REIT Inc.	25,517	372
	Guess? Inc.	17,200	370
	Fresh Del Monte Produce Inc.	14,697	367
*	Fluence Energy Inc.	21,166	367
	B&G Foods Inc.	45,249	365
*	Proto Labs Inc.	15,451	365
	GrafTech International Ltd.	104,853	362
*	WK Kellogg Co.	36,111	362
	Mativ Holdings Inc.	27,549	361
*	Driven Brands Holdings Inc.	31,744	361
	Paramount Group Inc.	83,852	359
*	Vir Biotechnology Inc.	44,740	355
	Wolverine World Wide Inc.	44,032	354
	Dine Brands Global Inc.	7,146	352
*	REGENXBIO Inc.	27,223	351
*	Yext Inc.	57,726	348
	Capitol Federal Financial Inc.	66,793	347
[2]	ZIM Integrated Shipping Services Ltd.	44,502	344
*	Varex Imaging Corp.	18,948	342
*,2	Nikola Corp.	315,514	341
*,2	Fiverr International Ltd.	16,036	339
	Centerspace	6,961	338
	Piedmont Office Realty Trust Inc. Class A	64,527	336
*	Figs Inc. Class A	60,855	335
	Redwood Trust Inc.	53,093	333
*	LifeStance Health Group Inc.	57,025	332
*	Akero Therapeutics Inc.	27,688	330
	Brandywine Realty Trust	87,996	329
*	Relay Therapeutics Inc.	49,685	328
	Marcus & Millichap Inc.	11,387	327
*	AMC Entertainment Holdings Inc. Class A	30,643	327
*	Cerence Inc.	21,241	325
	Matson Inc.	3,700	322
	Brightsphere Investment Group Inc.	20,577	322
*	Liberty Latin America Ltd. Class C	47,071	322
*	Liberty Latin America Ltd. Class A	46,654	319
	Brookline Bancorp Inc.	38,447	313
	TFS Financial Corp.	26,397	313
	Gray Television Inc.	47,450	309
*	Multiplan Corp.	180,356	305
82

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Lemonade Inc.	27,733	303
*	TechTarget Inc.	11,925	300
*,2	Farfetch Ltd. Class A	200,257	300
	F&G Annuities & Life Inc.	9,738	299
*	Green Dot Corp. Class A	25,861	289
*	Lions Gate Entertainment Corp. Class A	36,635	288
	Republic Bancorp Inc. Class A	6,430	284
*	Open Lending Corp. Class A	47,490	284
	Heartland Express Inc.	24,180	282
*	BigCommerce Holdings Inc. Series 1	30,789	274
*	Digital Turbine Inc.	57,473	272
*	Matterport Inc.	133,297	272
	Ubiquiti Inc.	2,181	265
*,2	Stem Inc.	78,268	265
*	Adaptive Biotechnologies Corp.	59,370	264
*	E2open Parent Holdings Inc.	90,458	261
*	3D Systems Corp.	69,731	260
*	Columbia Financial Inc.	16,116	259
	Ardagh Metal Packaging SA	76,458	258
*	Nevro Corp.	17,621	254
*	Fulgent Genetics Inc.	10,541	252
*	USANA Health Sciences Inc.	5,489	250
*	FuelCell Energy Inc.	223,482	244
*	SolarWinds Corp.	26,159	241
*	Piedmont Lithium Inc.	8,785	241
*	OPKO Health Inc.	188,678	236
*	Anywhere Real Estate Inc.	50,541	236
*	CryoPort Inc.	24,143	234
*	PRA Group Inc.	18,633	229
	Alexander's Inc.	1,178	221
*	Beauty Health Co.	53,810	218
	Sinclair Inc.	20,097	218
	Ormat Technologies Inc.	3,442	213
*	Kymera Therapeutics Inc.	18,144	212
	TTEC Holdings Inc.	9,745	201
*,2	CureVac NV	37,664	200
*	Virgin Galactic Holdings Inc.	126,874	188
*,2	Beyond Meat Inc.	30,758	184
*	Mister Car Wash Inc.	35,219	183
*	Century Aluminum Co.	27,189	180
*,2	SunPower Corp.	42,263	180
	Saul Centers Inc.	5,132	178
	Spirit Airlines Inc.	15,045	173
*	Petco Health & Wellness Co. Inc.	48,186	167
*	CommScope Holding Co. Inc.	101,197	150
*	Atlanta Braves Holdings Inc. Class A	3,936	149
	Newmont Corp.	3,699	139
		Shares	Market Value• ($000)
*	Thoughtworks Holding Inc.	41,046	139
	Gen Digital Inc.	8,363	139
*	JetBlue Airways Corp.	36,310	137
*	Block Inc.	3,458	136
*	Taro Pharmaceutical Industries Ltd.	3,800	129
*	Allogene Therapeutics Inc.	44,313	125
*	Sana Biotechnology Inc.	39,368	117
	Allegiant Travel Co.	1,626	108
*	Playtika Holding Corp.	12,715	107
*	Olaplex Holdings Inc.	59,801	85
*,2	Piedmont Lithium Inc. GDR	229,729	65
	Enviva Inc.	16,047	58
*	Scilex Holding Co. (XNCM)	30,534	57
*,1	Yandex NV Class A	151,757	—
*,1	OmniAb Inc. 12.5 Earnout	2,716	—
*,1	OmniAb Inc. 15 Earnout	2,716	—
*,1	GCI Liberty Inc.	36,533	—
			22,193,758
Total Common Stocks (Cost $30,225,376)			36,356,741
Preferred Stocks (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares	460,035	18,367
	Petroleo Brasileiro SA Preference Shares	2,590,692	17,851
	Volkswagen AG Preference Shares	112,245	11,904
	Itau Unibanco Holding SA Preference Shares	2,027,883	10,787
	Henkel AG & Co. KGaA Preference Shares	99,193	7,155
	Banco Bradesco SA Preference Shares	1,895,554	5,260
	Itausa SA Preference Shares (BVMF)	2,931,184	5,023
	Sartorius AG Preference Shares	13,959	3,499
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	61,933	2,999
	Hyundai Motor Co. Preference Shares (XKRX)	38,224	2,840
	Bayerische Motoren Werke AG Preference Shares	31,754	2,700
	Gerdau SA Preference Shares	407,195	1,758
	Cia Energetica de Minas Gerais Preference Shares	741,280	1,726
	FUCHS SE Preference Shares	33,354	1,355
	Cia Paranaense de Energia Preference Shares	757,000	1,260
	LG Chem Ltd. Preference Shares	5,934	1,239
		Shares	Market Value• ($000)
	Centrais Eletricas Brasileiras SA Preference Shares Class B	160,615	1,225
*	Gol Linhas Aereas Inteligentes SA Preference Shares	698,073	1,184
*	Grifols SA Preference Shares Class B (XMAD)	120,810	966
*	Telecom Italia SpA Preference Shares	2,837,076	739
	Metalurgica Gerdau SA Preference Shares	319,700	655
	Bradespar SA Preference Shares	136,359	604
	Sixt SE Preference Shares	9,946	573
	Samsung SDI Co. Ltd. Preference Shares	3,502	568
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	119,349	502
	Hyundai Motor Co. Preference Shares	6,607	488
	Raizen SA Preference Shares	614,403	442
*	Azul SA Preference Shares	164,136	419
	Embotelladora Andina SA Preference Shares Class B	200,900	409
	LG Electronics Inc. Preference Shares	11,659	390
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	149,510	388
	Banco Pan SA Preference Shares	258,800	361
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	350
	Unipar Carbocloro SA Preference Shares Class B	24,827	350
	Marcopolo SA Preference Shares	313,809	326
	Daishin Securities Co. Ltd. Preference Shares	31,405	309
*	Braskem SA Preference Shares Class A	96,180	307
	Grupo Aval Acciones y Valores SA Preference Shares	2,694,673	301
	Cia de Saneamento do Parana Preference Shares	328,900	284
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	280
	LG H&H Co. Ltd. Preference Shares	2,662	280
	Amorepacific Corp. (XKRX) Preference Shares	10,116	274
83

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Danieli & C Officine Meccaniche SpA Preference Shares	13,477	272
	Randon SAImplementos E Participacoes Preference Shares	124,764	270
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	251
*	Alpargatas SA Preference Shares	146,361	240
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	17,400	168
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	151
	Hanwha Corp. Preference Shares	10,942	108
	Bancolombia SA Preference Shares	14,574	93
	Taurus Armas SA Preference Shares	29,900	88
	Corem Property Group AB Preference Shares	4,687	72
*	Itausa SA Preference Shares	42,277	72
	CJ CheilJedang Corp. Preference Shares	91	8
	Iguatemi SA Preference Shares	292	1
*,1	Mechel PJSC Preference Shares	45,248	—
[1]	Rosseti Lenenergo PJSC Preference Shares	65,770	—
[1]	Transneft PJSC Preference Shares	665	—
[1]	Tatneft PJSC Preference Shares	206,884	—
[1]	Bashneft PJSC Preference Shares	5,732	—
[1]	Surgutneftegas PJSC Preference Shares	3,000,000	—
Total Preferred Stocks (Cost $130,796)			110,491
Rights (0.0%)
*	Finnair OYJ Exp. 11/17/23	288,850	114
		Shares	Market Value• ($000)
*,1,2	AHL Strom-Munksjo OYJ	4,033	76
*	Vidrala SA Exp. 11/8/23	11,083	41
*	Amicogen Inc. Exp. 12/5/23	6,652	17
*,1	CosmoAM&T Co. Ltd. Exp. 11/7/23	551	9
*	Localiza Rent a Car SA Exp. 11/10/23	3,366	5
*,1	Medipost Co. Ltd. Exp. 11/1/23	3,456	5
*,1	Lunit Inc. Exp. 11/2/23	442	4
*,1	Hanwha Ocean Co. Ltd. Exp. 11/9/23	9,013	4
*	Gulf Bank KSCP Exp. 11/12/23	76,499	2
*	Medpacto Inc. Exp. 12/8/23	3,284	1
*,1	Sav Rates Rec (F) Rights	2,113	—
*,1	Vaxcell-Bio Therapeutics Co. Ltd. Exp. 11/2/23	1,116	—
Total Rights (Cost $436)			278
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/2/30	12,600	8
*	Sunway Bhd. Exp. 10/3/24	57,011	6
*,1	MBK PCL Exp. 11/15/23	7,412	3
*	VGI PCL Exp. 5/23/27 (XBKK)	722,382	3
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	95,161	2
*	Velesto Energy Bhd. Exp. 10/18/24	467,368	2
*	JMT Network Services PCL Warrants Exp. 12/7/24	14,435	1
*,1	Serba Dinamik Holdings Bhd. Exp. 12/5/24	97,620	—
*	BTS Group Holdings PCL Exp. 11/20/26	44,400	—
		Shares	Market Value• ($000)
*	BTS Group Holdings PCL NVDR Warrants Exp. 11/7/24	22,200	—
*	TMBThanachart Bank PCL Exp. 5/10/25	1	—
*,1	Constellation Software Inc. Exp. 3/31/40	10,339	—
*,2	PointsBet Holdings Ltd. Exp. 7/8/24	5,203	—
Total Warrants (Cost $—)			25
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $462,724)	4,628,354	462,789
Total Investments (100.4%) (Cost $30,819,332)			36,930,324
Other Assets and Liabilities— Net (-0.4%)			(144,043)
Net Assets (100%)			36,786,281
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $204,880,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $382,885,000, representing 1.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $228,084,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	373	31,116	(2,780)
E-mini S&P 500 Index	December 2023	781	164,488	(10,580)
MSCI EAFE Index	December 2023	790	77,977	(4,827)
MSCI Emerging Markets Index	December 2023	699	32,126	(2,090)
S&P TSX 60 Index	December 2023	60	9,822	(459)
				(20,736)

84

Total World Stock Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	12/20/23	AUD	7,248	USD	4,583	22	—
JPMorgan Chase Bank, N.A.	12/20/23	CAD	3,145	USD	2,328	—	(58)
Bank of Montreal	12/20/23	GBP	5,586	USD	6,772	21	—
JPMorgan Chase Bank, N.A.	12/20/23	INR	498,612	USD	5,982	—	(1)
State Street Bank & Trust Co.	12/20/23	JPY	713,567	USD	4,797	—	(48)
Toronto-Dominion Bank	12/20/23	USD	7,554	AUD	11,718	108	—
Goldman Sachs International	12/20/23	USD	3,385	BRL	17,025	28	—
State Street Bank & Trust Co.	12/20/23	USD	13,799	CHF	12,172	339	—
Royal Bank of Canada	12/20/23	USD	3,543	DKK	24,524	56	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	12,038	EUR	11,167	194	—
Toronto-Dominion Bank	12/20/23	USD	10,788	GBP	8,656	262	—
UBS AG	12/20/23	USD	3,367	HKD	26,298	4	—
BNP Paribas	12/20/23	USD	22,021	JPY	3,250,173	390	—
Royal Bank of Canada	12/20/23	USD	5,471	JPY	795,521	177	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	6,985	KRW	9,229,921	131	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	2,720	TWD	86,328	42	—
						1,774	(107)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $10,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
85

Total World Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,356,608)	36,467,535
Affiliated Issuers (Cost $462,724)	462,789
Total Investments in Securities	36,930,324
Investment in Vanguard	1,320
Cash Collateral Pledged—Futures Contracts	14,847
Cash Collateral Pledged—Forward Currency Contracts	200
Foreign Currency, at Value (Cost $20,611)	19,547
Receivables for Investment Securities Sold	43,963
Receivables for Accrued Income	67,092
Receivables for Capital Shares Issued	24,813
Variation Margin Receivable—Futures Contracts	1,342
Unrealized Appreciation—Forward Currency Contracts	1,774
Total Assets	37,105,222
Liabilities
Due to Custodian	35,850
Payables for Investment Securities Purchased	25,340
Collateral for Securities on Loan	228,084
Payables for Capital Shares Redeemed	5,386
Payables to Vanguard	1,855
Unrealized Depreciation—Forward Currency Contracts	107
Deferred Foreign Capital Gains Taxes	22,319
Total Liabilities	318,941
Net Assets	36,786,281
1 Includes $204,880,000 of securities on loan.
At October 31, 2023, net assets consisted of:

Paid-in Capital	31,960,238
Total Distributable Earnings (Loss)	4,826,043
Net Assets	36,786,281

ETF Shares—Net Assets
Applicable to 303,002,561 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,389,120
Net Asset Value Per Share—ETF Shares	$90.39

Admiral Shares—Net Assets
Applicable to 169,641,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,432,464
Net Asset Value Per Share—Admiral Shares	$32.02

Institutional Shares—Net Assets
Applicable to 21,476,968 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,964,697
Net Asset Value Per Share—Institutional Shares	$184.60
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total World Stock Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	792,609
Interest[2]	7,126
Securities Lending—Net	9,450
Total Income	809,185
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,502
Management and Administrative— ETF Shares	14,050
Management and Administrative— Admiral Shares	4,383
Management and Administrative— Institutional Shares	2,603
Marketing and Distribution— ETF Shares	1,022
Marketing and Distribution— Admiral Shares	304
Marketing and Distribution— Institutional Shares	165
Custodian Fees	1,756
Auditing Fees	39
Shareholders’ Reports—ETF Shares	402
Shareholders’ Reports—Admiral Shares	71
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	20
Other Expenses	792
Total Expenses	28,121
Expenses Paid Indirectly	(32)
Net Expenses	28,089
Net Investment Income	781,096
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(345,058)
Futures Contracts	28,512
Forward Currency Contracts	1,439
Foreign Currencies	(749)
Realized Net Gain (Loss)	(315,856)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	2,761,761
Futures Contracts	(26,767)
Forward Currency Contracts	(153)
Foreign Currencies	1,653
Change in Unrealized Appreciation (Depreciation)	2,736,494
Net Increase (Decrease) in Net Assets Resulting from Operations	3,201,734
1	Dividends are net of foreign withholding taxes of $45,231,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,657,000, $5,000, less than $1,000, and $31,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $51,287,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,359,000.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	781,096	692,996
Realized Net Gain (Loss)	(315,856)	(320,684)
Change in Unrealized Appreciation (Depreciation)	2,736,494	(7,649,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,201,734	(7,277,101)
Distributions
ETF Shares	(574,881)	(510,869)
Admiral Shares	(113,352)	(103,244)
Institutional Shares	(88,703)	(82,931)
Total Distributions	(776,936)	(697,044)
Capital Share Transactions
ETF Shares	3,152,670	3,144,185
Admiral Shares	447,436	667,277
Institutional Shares	(478,640)	1,204,496
Net Increase (Decrease) from Capital Share Transactions	3,121,466	5,015,958
Total Increase (Decrease)	5,546,264	(2,958,187)
Net Assets
Beginning of Period	31,240,017	34,198,204
End of Period	36,786,281	31,240,017

See accompanying Notes, which are an integral part of the Financial Statements.
87

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$83.80	$106.94	$78.87	$76.83	$69.96
Investment Operations
Net Investment Income[1]	1.998	2.010	1.838	1.556	1.801
Net Realized and Unrealized Gain (Loss) on Investments	6.571	(23.107)	27.954	2.078	6.825
Total from Investment Operations	8.569	(21.097)	29.792	3.634	8.626
Distributions
Dividends from Net Investment Income	(1.979)	(2.043)	(1.722)	(1.594)	(1.756)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.979)	(2.043)	(1.722)	(1.594)	(1.756)
Net Asset Value, End of Period	$90.39	$83.80	$106.94	$78.87	$76.83
Total Return	10.22%	-19.91%	37.99%	4.87%	12.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,389	$22,483	$25,166	$14,070	$12,122
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.12%	1.84%	2.03%	2.48%
Portfolio Turnover Rate[3]	4%	4%	6%	6%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	February 7, 2019[1] to October 31,	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.69	$37.89	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.699	.701	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	2.322	(8.188)	9.908	.732	2.173
Total from Investment Operations	3.021	(7.487)	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.691)	(.713)	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.691)	(.713)	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$32.02	$29.69	$37.89	$27.94	$27.22
Total Return[3]	10.16%	-19.93%	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,432	$4,624	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%[4]	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to Average Net Assets	2.13%	2.09%	1.82%	2.02%	2.53%[5]
Portfolio Turnover Rate[6]	4%	4%	6%	6%	7%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
88

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$171.14	$218.40	$161.08	$156.89	$142.87
Investment Operations
Net Investment Income[1]	4.053	4.097	3.694	3.176	3.702
Net Realized and Unrealized Gain (Loss) on Investments	13.428	(47.209)	57.129	4.265	13.907
Total from Investment Operations	17.481	(43.112)	60.823	7.441	17.609
Distributions
Dividends from Net Investment Income	(4.021)	(4.148)	(3.503)	(3.251)	(3.589)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.021)	(4.148)	(3.503)	(3.251)	(3.589)
Net Asset Value, End of Period	$184.60	$171.14	$218.40	$161.08	$156.89
Total Return	10.20%	-19.91%	37.97%	4.87%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,965	$4,134	$3,883	$3,107	$2,924
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.14%	1.83%	2.03%	2.49%
Portfolio Turnover Rate[3]	4%	4%	6%	6%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
89

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the
90

Total World Stock Index Fund
contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
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Total World Stock Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,320,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
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Total World Stock Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	23,473,824	26,852	1,690	23,502,366
Common Stocks—Other	132,273	12,717,731	4,371	12,854,375
Preferred Stocks	52,158	58,333	—	110,491
Rights	5	175	98	278
Warrants	—	22	3	25
Temporary Cash Investments	462,789	—	—	462,789
Total	24,121,049	12,803,113	6,162	36,930,324
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,774	—	1,774
Liabilities
Futures Contracts[1]	20,736	—	—	20,736
Forward Currency Contracts	—	107	—	107
Total	20,736	107	—	20,843
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,774	1,774
Total Assets	—	1,774	1,774

Unrealized Depreciation—Futures Contracts[1]	20,736	—	20,736
Unrealized Depreciation—Forward Currency Contracts	—	107	107
Total Liabilities	20,736	107	20,843
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	28,512	—	28,512
Forward Currency Contracts	—	1,439	1,439
Realized Net Gain (Loss) on Derivatives	28,512	1,439	29,951
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Total World Stock Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(26,767)	—	(26,767)
Forward Currency Contracts	—	(153)	(153)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(26,767)	(153)	(26,920)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and corporate actions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	51,084
Total Distributable Earnings (Loss)	(51,084)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	199,511
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	5,893,452
Capital Loss Carryforwards	(1,264,329)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,591)
Total	4,826,043
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	776,936	697,044
Long-Term Capital Gains	—	—
Total	776,936	697,044
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,012,156
Gross Unrealized Appreciation	10,391,131
Gross Unrealized Depreciation	(4,473,375)
Net Unrealized Appreciation (Depreciation)	5,917,756
G.	During the year ended October 31, 2023, the fund purchased $4,601,606,000 of investment securities and sold $1,623,829,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,059,021,000 and $84,415,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Total World Stock Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $70,466,000 and sales were $53,155,000, resulting in net realized loss of $14,157,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,243,970	35,723	3,144,185	32,958
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(91,300)	(1,000)	—	—
Net Increase (Decrease)—ETF Shares	3,152,670	34,723	3,144,185	32,958
Admiral Shares
Issued	1,425,629	43,864	1,814,979	54,095
Issued in Lieu of Cash Distributions	97,839	3,008	89,130	2,717
Redeemed	(1,076,032)	(32,967)	(1,236,832)	(36,993)
Net Increase (Decrease)—Admiral Shares	447,436	13,905	667,277	19,819
Institutional Shares
Issued	1,017,257	5,383	1,930,045	10,024
Issued in Lieu of Cash Distributions	83,115	446	78,321	418
Redeemed	(1,579,012)	(8,505)	(803,870)	(4,068)
Net Increase (Decrease)—Institutional Shares	(478,640)	(2,676)	1,204,496	6,374
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
95

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
96

Tax information (unaudited)
For corporate shareholders, 36.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $651,850,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $1,814,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $14,550,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
97

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6280 122023

Annual Report   |   October 31, 2023
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
FTSE All-World ex-US Index Fund	4
FTSE All-World ex-US Small-Cap Index Fund	54
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard FTSE All-World ex-US Index Fund returned about 13%. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned more than 8%.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	By region, Europe contributed most to returns for the FTSE All-World ex-US Index Fund, while the Middle East detracted from performance. For the FTSE All-World ex-US Small-Cap Index Fund, four of the five regions represented within the index contributed to performance. Emerging markets made the greatest contribution while the Middle East lagged.
•	For the FTSE All-World ex-US Index Fund, all 11 industry sectors contributed positively to fund performance, with financials and technology stocks the greatest contributors. For the FTSE All-World ex-US Small-Cap Index Fund, seven industry sectors contributed positively to performance. Technology, industrials, and financials were the strongest performers, while the utilities sector was the top detractor.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$935.20	$0.34
Admiral™ Shares	1,000.00	935.00	0.59
Institutional Shares	1,000.00	935.20	0.44
Institutional Plus Shares	1,000.00	935.30	0.29
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$925.80	$0.39
Admiral Shares	1,000.00	925.40	0.83
Institutional Shares	1,000.00	925.60	0.58

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.85	$0.36
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46
Institutional Plus Shares	1,000.00	1,024.90	0.31
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.80	$0.41
Admiral Shares	1,000.00	1,024.35	0.87
Institutional Shares	1,000.00	1,024.60	0.61
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.07% for ETF Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.08% for ETF Shares, 0.17% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

FTSE All-World ex-US Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	12.90%	3.96%	2.96%	$13,382
FTSE All-World ex-US Index Fund ETF Shares Market Price	12.91	4.04	2.96	13,393
FTSE All-World ex US Index	12.35	3.88	2.94	13,362
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund Admiral Shares	12.86%	3.91%	2.93%	$13,350
FTSE All-World ex US Index	12.35	3.88	2.94	13,362
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Shares	12.89%	3.94%	2.96%	$6,691,560
FTSE All-World ex US Index	12.35	3.88	2.94	6,681,042
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Plus Shares	12.91%	3.96%	2.98%	$134,124,900
FTSE All-World ex US Index	12.35	3.88	2.94	133,620,840
FTSE Global All Cap ex US Index	11.93	3.75	2.89	133,007,770
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Index Fund
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
FTSE All-World ex-US Index Fund ETF Shares Market Price	12.91%	21.87%	33.93%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	12.90	21.41	33.82
FTSE All-World ex US Index	12.35	20.98	33.62
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

FTSE All-World ex-US Index Fund
Fund Allocation
As of October 31, 2023
Japan	16.3%
United Kingdom	9.9
China	8.3
France	7.2
Canada	6.1
Switzerland	6.0
Germany	5.1
India	5.0
Australia	4.9
Taiwan	4.3
South Korea	3.3
Netherlands	2.7
Denmark	2.0
Sweden	1.9
Italy	1.8
Hong Kong	1.7
Spain	1.6
Brazil	1.6
Saudi Arabia	1.2
Other	9.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (4.9%)
	BHP Group Ltd.	10,092,776	285,701
	Commonwealth Bank of Australia	3,379,468	207,891
	CSL Ltd.	964,955	142,613
	National Australia Bank Ltd.	6,287,235	112,631
	ANZ Group Holdings Ltd.	6,015,325	94,856
	Westpac Banking Corp.	6,989,180	91,780
	Woodside Energy Group Ltd.	3,788,390	82,510
	Macquarie Group Ltd.	727,154	74,744
	Wesfarmers Ltd.	2,269,696	73,025
	Rio Tinto Ltd.	744,163	55,588
	Woolworths Group Ltd.	2,443,511	54,697
	Goodman Group	3,703,114	48,999
	Transurban Group	6,180,521	46,530
	Fortescue Metals Group Ltd.	3,186,429	45,330
	Aristocrat Leisure Ltd.	1,314,581	32,313
	QBE Insurance Group Ltd.	2,987,654	29,626
	Santos Ltd.	5,913,562	28,855
	Amcor plc GDR	2,902,944	25,614
	Coles Group Ltd.	2,595,908	25,195
	Brambles Ltd.	2,791,780	23,299
*	James Hardie Industries plc GDR	881,235	21,986
	Suncorp Group Ltd.	2,535,952	21,585
	Origin Energy Ltd.	3,448,814	20,006
	Cochlear Ltd.	128,865	19,752
	Telstra Group Ltd.	8,094,789	19,629
	South32 Ltd.	9,154,992	19,586
	Computershare Ltd. (XASX)	1,187,551	18,742
	Insurance Australia Group Ltd.	4,914,148	17,728
*	Xero Ltd.	256,840	17,559
	Northern Star Resources Ltd.	2,254,958	16,513
	Sonic Healthcare Ltd.	896,814	16,422
	Scentre Group	10,445,824	16,183
	ASX Ltd.	388,137	13,867
	Pilbara Minerals Ltd.	5,755,577	13,520
	APA Group	2,527,017	13,246
	Lottery Corp. Ltd.	4,449,921	12,845
	carsales.com Ltd.	723,976	12,762
	Mineral Resources Ltd.	342,402	12,620
	Medibank Pvt Ltd.	5,525,489	12,058
	WiseTech Global Ltd.	321,867	11,984
	Washington H Soul Pattinson & Co. Ltd.	534,108	11,379
[1]	Treasury Wine Estates Ltd.	1,444,852	11,131
	BlueScope Steel Ltd.	920,165	11,030
		Shares	Market Value• ($000)
	Stockland	4,855,147	10,958
	Ramsay Health Care Ltd.	351,422	10,881
	Atlas Arteria Ltd.	2,918,315	9,866
	Ampol Ltd.	478,247	9,698
	Mirvac Group	8,000,509	9,283
	SEEK Ltd.	700,238	9,238
	REA Group Ltd.	100,517	9,228
	GPT Group	3,894,254	8,987
	Dexus	2,168,083	8,955
	Endeavour Group Ltd.	2,741,546	8,612
	Orica Ltd.	910,334	8,506
*	Lynas Rare Earths Ltd.	1,863,585	8,383
	Vicinity Ltd.	7,658,656	8,295
	AGL Energy Ltd.	1,202,048	8,217
	Worley Ltd.	761,007	7,955
*	NEXTDC Ltd.	1,034,368	7,767
	Evolution Mining Ltd.	3,471,264	7,764
	Aurizon Holdings Ltd.	3,543,282	7,718
	IDP Education Ltd.	556,576	7,690
	IGO Ltd.	1,241,921	7,520
*	Allkem Ltd.	1,164,847	7,118
	Steadfast Group Ltd.	2,068,444	7,113
	Incitec Pivot Ltd.	3,878,417	6,770
	ALS Ltd.	974,603	6,670
	Whitehaven Coal Ltd.	1,408,279	6,633
	Cleanaway Waste Management Ltd.	4,473,555	6,373
	Bendigo & Adelaide Bank Ltd.	1,134,732	6,287
	JB Hi-Fi Ltd.	217,227	6,244
	Altium Ltd.	238,676	6,020
	Qube Holdings Ltd.	3,375,967	5,725
	Lendlease Corp. Ltd.	1,396,296	5,530
	Charter Hall Group	958,822	5,312
*	Qantas Airways Ltd.	1,667,904	5,225
	Seven Group Holdings Ltd.	287,995	5,089
	Reece Ltd.	426,515	4,756
	Metcash Ltd.	1,922,085	4,501
[2]	Bank of Queensland Ltd.	1,297,965	4,218
	Orora Ltd.	2,687,730	4,212
	Domino's Pizza Enterprises Ltd.	124,985	4,051
	Pro Medicus Ltd.	84,316	4,016
	Iluka Resources Ltd.	859,942	3,971
	New Hope Corp. Ltd.	1,057,566	3,892
	AMP Ltd.	5,616,956	3,743
[2]	Flight Centre Travel Group Ltd.	313,202	3,723
*,2	Liontown Resources Ltd.	3,506,232	3,604
	Ansell Ltd.	257,568	3,480
	Beach Energy Ltd.	3,516,315	3,463
	CSR Ltd.	949,745	3,394
	Challenger Ltd.	901,889	3,363
	Downer EDI Ltd.	1,367,238	3,288
	Region RE Ltd.	2,278,085	2,848
	Perpetual Ltd.	227,735	2,784
		Shares	Market Value• ($000)
[2]	Harvey Norman Holdings Ltd.	1,177,616	2,753
	Sims Ltd.	319,372	2,546
	Deterra Royalties Ltd.	844,260	2,523
*	Alumina Ltd.	5,025,290	2,497
	TPG Telecom Ltd.	736,846	2,431
	Tabcorp Holdings Ltd.	4,528,357	2,234
	Nufarm Ltd.	773,641	2,138
*	Boral Ltd.	657,906	1,886
[2]	Insignia Financial Ltd.	1,289,573	1,696
*	Star Entertainment Group Ltd.	4,628,709	1,564
*	Adbri Ltd.	914,595	1,149
	Magellan Financial Group Ltd.	275,389	1,143
	Domain Holdings Australia Ltd.	494,305	1,071
[2]	Yancoal Australia Ltd.	321,867	988
	Platinum Asset Management Ltd.	1,024,622	733
			2,300,219
Austria (0.1%)
	Erste Group Bank AG	616,559	22,079
	OMV AG	287,327	12,602
	Verbund AG	132,451	11,508
	ANDRITZ AG	139,744	6,432
	voestalpine AG	225,696	5,636
*	Raiffeisen Bank International AG	260,252	3,770
	Telekom Austria AG	264,984	1,850
*	Eurotelesites AG	66,246	223
			64,100
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,734,396	98,684
*	Argenx SE	116,204	54,660
	KBC Group NV	493,088	27,137
	UCB SA	243,289	17,794
	Solvay SA	140,899	14,895
	Groupe Bruxelles Lambert NV	194,846	14,251
	Ageas SA	332,760	12,782
	Umicore SA	409,887	9,753
	Warehouses De Pauw CVA	316,518	7,832
	Elia Group SA	76,218	7,238
	D'ieteren Group	45,509	6,760
	Ackermans & van Haaren NV	44,945	6,672
	Sofina SA	34,216	6,500
	Lotus Bakeries NV	811	6,008
			290,966
Brazil (1.4%)
	Vale SA	5,970,915	81,716
	Petroleo Brasileiro SA ADR	2,810,222	38,865
	Petroleo Brasileiro SA	4,834,171	36,282
	Itau Unibanco Holding SA ADR	5,784,148	30,714

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	B3 SA - Brasil Bolsa Balcao	11,580,136	25,495
	Vale SA ADR	1,652,052	22,650
	Weg SA	2,975,651	19,482
	Centrais Eletricas Brasileiras SA	2,636,325	18,218
	Banco Bradesco SA ADR	6,206,450	17,316
	Localiza Rent a Car SA (BVMF)	1,687,960	17,031
	Banco Do Brasil SA	1,716,466	16,461
	Banco BTG Pactual SA	2,617,437	15,367
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	15,143
	Suzano SA	1,418,049	14,505
	Ambev SA	5,375,710	13,712
*	PRIO SA	1,345,514	12,730
	Raia Drogasil SA	2,222,646	11,374
	Rumo SA	2,509,099	11,103
	Equatorial Energia SA	1,746,242	10,945
	JBS SA	2,726,303	10,831
	Vibra Energia SA	2,246,014	8,816
	Ambev SA ADR	3,467,074	8,772
	BB Seguridade Participacoes SA	1,341,518	8,185
	Cia de Saneamento Basico do Estado de Sao Paulo	683,750	7,916
	Cosan SA	2,432,215	7,598
*,3	Hapvida Participacoes e Investimentos SA	9,485,262	6,942
	Ultrapar Participacoes SA	1,657,692	6,724
[3]	Rede D'Or Sao Luiz SA	1,558,466	6,683
	Klabin SA	1,520,480	6,454
	Banco Bradesco SA	2,459,702	5,996
	Telefonica Brasil SA	661,724	5,938
	Energisa SA	589,524	5,450
	CCR SA	2,267,951	5,389
*	Eneva SA	2,491,639	5,347
*	Embraer SA	1,489,952	5,198
*	Natura & Co. Holding SA	1,945,862	4,921
	Hypera SA	817,383	4,911
	Lojas Renner SA	1,956,388	4,757
	Sendas Distribuidora SA	2,158,570	4,684
	Totvs SA	901,491	4,525
	TIM SA	1,501,430	4,518
	Gerdau SA ADR	976,763	4,239
	Allos SA	913,500	4,149
*	BRF SA	1,909,259	4,041
	Banco Santander Brasil SA	732,953	3,913
	Itau Unibanco Holding SA	823,223	3,710
	Transmissora Alianca de Energia Eletrica SA	433,656	2,906
	Engie Brasil Energia SA	359,110	2,799
	Multiplan Empreendimentos Imobiliarios SA	547,017	2,684
[3]	GPS Participacoes e Empreendimentos SA	831,700	2,649
	Cia Paranaense de Energia	1,611,165	2,512
	CPFL Energia SA	375,000	2,487
		Shares	Market Value• ($000)
	Sao Martinho SA	333,000	2,341
	Cia Paranaense de Energia ADR	273,148	2,229
	Atacadao SA	1,100,912	1,959
	Cia Energetica de Minas Gerais	635,996	1,943
	Auren Energia SA	724,984	1,930
[2]	Telefonica Brasil SA ADR	210,181	1,873
	Caixa Seguridade Participacoes SA	858,900	1,843
	Porto Seguro SA	360,724	1,804
	Cia Energetica de Minas Gerais ADR	785,165	1,782
	M Dias Branco SA	260,186	1,682
	Neoenergia SA	473,200	1,644
*	Magazine Luiza SA	6,105,715	1,611
	Cielo SA	2,241,476	1,565
	SLC Agricola SA	212,270	1,548
	Cia Siderurgica Nacional SA	661,251	1,542
	Cia Siderurgica Nacional SA ADR	562,004	1,298
[2]	Sendas Distribuidora SA ADR	107,761	1,166
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	746,852	1,160
	Diagnosticos da America SA	545,290	1,048
	Alupar Investimento SA	188,200	1,045
	CSN Mineracao SA	1,007,100	1,035
	Smartfit Escola de Ginastica e Danca SA	252,600	970
	GRUPO DE MODA SOMA SA	918,700	964
*	Grupo Mateus SA	809,900	935
	Dexco SA	673,002	916
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	537
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	462
*,2	Braskem SA Class A ADR	60,561	387
	TIM SA ADR	21,923	331
	Bradespar SA	33,240	135
			645,438
Canada (6.1%)
[2]	Royal Bank of Canada	2,777,703	221,856
[2]	Toronto-Dominion Bank	3,643,231	203,501
	Canadian Natural Resources Ltd.	2,144,895	136,203
	Enbridge Inc.	4,210,406	134,927
	Canadian Pacific Kansas City Ltd.	1,862,544	132,242
	Canadian National Railway Co.	1,167,098	123,489
*	Shopify Inc. Class A	2,275,223	107,449
[2]	Bank of Montreal	1,421,692	107,430
	Bank of Nova Scotia	2,388,063	96,694
	Brookfield Corp.	3,012,060	87,750
	Suncor Energy Inc.	2,650,877	85,849
	Alimentation Couche-Tard Inc.	1,505,997	81,981
		Shares	Market Value• ($000)
	Constellation Software Inc.	38,283	76,746
	TC Energy Corp.	2,064,810	71,113
	Waste Connections Inc.	515,054	66,691
[2]	Manulife Financial Corp.	3,740,936	65,121
	Canadian Imperial Bank of Commerce	1,767,872	62,352
	Nutrien Ltd.	1,001,554	53,792
	Sun Life Financial Inc.	1,176,576	53,740
	Cenovus Energy Inc.	2,783,465	53,030
	Intact Financial Corp.	352,968	49,592
	Franco-Nevada Corp.	381,922	46,461
	Agnico Eagle Mines Ltd.	917,770	43,044
	National Bank of Canada	672,661	41,822
	Restaurant Brands International Inc.	616,287	41,397
*	CGI Inc.	425,268	41,056
	Barrick Gold Corp.	2,489,169	39,758
[2]	Fortis Inc. (XTSE)	968,636	38,459
	Wheaton Precious Metals Corp.	905,596	38,248
	Thomson Reuters Corp.	314,291	37,647
	Dollarama Inc.	544,618	37,192
	Fairfax Financial Holdings Ltd.	43,323	36,053
	Pembina Pipeline Corp.	1,106,423	34,052
	Teck Resources Ltd. Class B	896,475	31,676
	Tourmaline Oil Corp.	574,337	30,370
[2]	Power Corp. of Canada	1,078,102	25,974
	Magna International Inc.	533,175	25,622
	Loblaw Cos. Ltd.	307,722	25,168
	Metro Inc.	467,990	23,772
	BCE Inc.	604,996	22,459
	Imperial Oil Ltd.	356,956	20,343
[3]	Hydro One Ltd.	635,749	16,486
	Barrick Gold Corp. (XLON)	1,025,962	16,465
	Brookfield Asset Management Ltd. Class A	543,854	15,589
	TELUS Corp.	949,535	15,310
	Great-West Lifeco Inc.	546,337	15,136
	George Weston Ltd.	135,486	14,696
[2]	Canadian Tire Corp. Ltd. Class A	106,061	10,230
	Saputo Inc.	491,080	9,915
	IGM Financial Inc.	164,843	3,711
[2]	Enbridge Inc. (XTSE)	30,400	974
*	Shopify Inc. Class A (XTSE)	12,266	579
			2,871,212
Chile (0.1%)
	Banco De Chile	87,651,533	9,003
	Empresas COPEC SA	979,027	6,481
[2]	Sociedad Quimica y Minera de Chile SA ADR	118,206	5,721
	Empresas CMPC SA	2,443,501	4,370
	Cencosud SA	2,655,369	4,303
	Banco Santander Chile ADR	231,726	4,032

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Enel Americas SA	38,558,799	3,964
	Banco de Credito e Inversiones SA	139,782	3,344
*	Falabella SA	1,612,968	3,286
*	Latam Airlines Group SA	338,751,068	2,650
	Colbun SA	14,394,990	2,089
	Enel Chile SA	34,176,284	2,023
	Cia Sud Americana de Vapores SA	35,780,426	1,987
	Cia Cervecerias Unidas SA	268,292	1,524
	Quinenco SA	537,243	1,455
	Cencosud Shopping SA	967,439	1,405
	Aguas Andinas SA Class A	4,751,062	1,386
	Banco Itau Chile SA	149,477	1,313
	Banco Santander Chile SA	29,997,292	1,307
	Enel Chile SA ADR	323,893	943
*	Plaza SA	619,015	748
	Soc Inversiones Oro Blanco	81,856,770	530
			63,864
China (8.2%)
	Tencent Holdings Ltd.	12,522,504	463,442
*	Alibaba Group Holding Ltd.	34,087,240	350,931
*,3	Meituan Class B	10,724,778	152,024
*	PDD Holdings Inc. ADR	1,212,878	123,010
	China Construction Bank Corp. Class H	184,142,517	104,143
	NetEase Inc.	3,609,482	77,249
	Industrial & Commercial Bank of China Ltd. Class H	159,894,655	76,629
	Ping An Insurance Group Co. of China Ltd. Class H	12,225,362	62,013
	JD.com Inc. Class A	4,738,313	60,239
*	Baidu Inc. Class A	4,494,812	59,012
	BYD Co. Ltd. Class H	1,891,655	57,525
*,3	Xiaomi Corp. Class B	29,426,968	52,763
	Bank of China Ltd. Class H	148,714,284	51,951
*,3	Wuxi Biologics Cayman Inc.	7,129,612	44,330
	Yum China Holdings Inc.	811,393	42,519
	Kweichow Moutai Co. Ltd. Class A	177,612	40,905
*	Trip.com Group Ltd.	1,062,235	36,203
*	Li Auto Inc. Class A	2,123,073	35,909
*,3	Kuaishou Technology	5,248,700	33,801
	China Merchants Bank Co. Ltd. Class H	7,742,841	29,371
	ANTA Sports Products Ltd.	2,520,073	28,501
	PetroChina Co. Ltd. Class H	41,854,969	27,319
	China Petroleum & Chemical Corp. Class H	50,542,731	25,849
	Agricultural Bank of China Ltd. Class H	59,920,835	22,132
	China Shenhua Energy Co. Ltd. Class H	7,050,860	21,611
		Shares	Market Value• ($000)
	China Resources Land Ltd.	5,543,316	20,749
	China Life Insurance Co. Ltd. Class H	14,967,183	20,272
	China Mengniu Dairy Co. Ltd.	6,195,504	20,229
[3]	Nongfu Spring Co. Ltd. Class H	3,512,200	20,005
	KE Holdings Inc. ADR	1,281,053	18,844
*	BeiGene Ltd.	1,255,600	18,025
*	New Oriental Education & Technology Group Inc.	2,707,950	17,656
*	NIO Inc. Class A	2,406,239	17,617
	Zijin Mining Group Co. Ltd. Class H	10,962,882	16,959
	China Resources Beer Holdings Co. Ltd.	3,161,630	16,730
*,3	Innovent Biologics Inc.	2,777,347	16,367
*	XPeng Inc. Class A	2,211,316	16,069
*	H World Group Ltd. ADR	425,043	16,007
	Contemporary Amperex Technology Co. Ltd. Class A	619,374	15,727
	PICC Property & Casualty Co. Ltd. Class H	13,542,470	15,465
	Shenzhou International Group Holdings Ltd.	1,522,149	14,951
	CSPC Pharmaceutical Group Ltd.	16,826,869	14,698
	China Overseas Land & Investment Ltd.	7,711,629	14,553
	Li Ning Co. Ltd.	4,588,302	14,060
	China Pacific Insurance Group Co. Ltd. Class H	5,404,025	13,312
	Haier Smart Home Co. Ltd. Class H	4,532,701	12,929
	Geely Automobile Holdings Ltd.	10,904,097	12,380
	Wuliangye Yibin Co. Ltd. Class A	547,908	11,679
	China Merchants Bank Co. Ltd. Class A	2,754,169	11,587
	ENN Energy Holdings Ltd.	1,525,018	11,552
	Ping An Insurance Group Co. of China Ltd. Class A	1,849,438	11,491
	BYD Co. Ltd. Class A	339,517	11,078
	Sunny Optical Technology Group Co. Ltd.	1,311,718	10,989
	China Yangtze Power Co. Ltd. Class A	3,424,479	10,564
*	Kanzhun Ltd. ADR	646,293	9,565
*,3	JD Health International Inc.	2,070,073	9,403
	Bank of Communications Ltd. Class H	15,727,099	9,303
	CITIC Securities Co. Ltd. Class H	4,733,265	9,210
	Tsingtao Brewery Co. Ltd. Class H	1,197,057	9,078
		Shares	Market Value• ($000)
*	Tencent Music Entertainment Group ADR	1,249,337	9,070
[3]	Postal Savings Bank of China Co. Ltd. Class H	19,612,351	8,952
	China CITIC Bank Corp. Ltd. Class H	19,862,749	8,861
*	Vipshop Holdings Ltd. ADR	619,498	8,834
[3]	China Tower Corp. Ltd. Class H	94,423,053	8,805
*	Full Truck Alliance Co. Ltd. ADR	1,331,207	8,746
	WuXi AppTec Co. Ltd. Class A	733,421	8,671
	CITIC Ltd.	9,988,697	8,490
*	TAL Education Group ADR	884,306	7,755
	Sino Biopharmaceutical Ltd.	19,778,718	7,684
[2,3]	Haidilao International Holding Ltd.	3,045,237	7,625
	Yankuang Energy Group Co. Ltd. Class H	4,386,291	7,618
	China Resources Power Holdings Co. Ltd.	3,811,843	7,387
	Agricultural Bank of China Ltd. Class A	14,904,200	7,314
[2]	Great Wall Motor Co. Ltd. Class H	4,936,216	6,900
*	Kingdee International Software Group Co. Ltd.	5,173,303	6,864
*	Alibaba Health Information Technology Ltd.	11,528,719	6,791
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	172,165	6,729
	BYD Electronic International Co. Ltd.	1,566,591	6,540
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,320,490	6,428
*,2	Bilibili Inc. Class Z	478,323	6,418
	Anhui Conch Cement Co. Ltd. Class H	2,521,937	6,276
	Kunlun Energy Co. Ltd.	7,475,356	6,228
	Industrial & Commercial Bank of China Ltd. Class A	9,572,008	6,190
	Luzhou Laojiao Co. Ltd. Class A	209,800	6,145
	Kingsoft Corp. Ltd.	1,749,923	6,106
	GCL-Poly Energy Holdings Ltd.	41,452,000	6,105
	Industrial Bank Co. Ltd. Class A	2,944,000	6,070
	Sinopharm Group Co. Ltd. Class H	2,527,306	6,043
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	175,960	5,943
	Weichai Power Co. Ltd. Class H	3,959,334	5,926
	Jiangsu Hengrui Medicine Co. Ltd. Class A	902,518	5,910

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zijin Mining Group Co. Ltd. Class A	3,483,774	5,909
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	1,288,365	5,874
	China Longyuan Power Group Corp. Ltd. Class H	6,812,086	5,767
*	Genscript Biotech Corp.	1,957,596	5,691
[3]	Longfor Group Holdings Ltd.	3,884,335	5,655
*,3	Akeso Inc.	996,000	5,593
[3]	CGN Power Co. Ltd. Class H	23,272,536	5,593
*,3	SenseTime Group Inc. Class B	31,172,000	5,592
	People's Insurance Co. Group of China Ltd. Class H	16,814,882	5,548
	Wanhua Chemical Group Co. Ltd. Class A	450,700	5,467
	Yangzijiang Shipbuilding Holdings Ltd.	5,097,996	5,404
	China Resources Gas Group Ltd.	1,808,489	5,346
	China Gas Holdings Ltd.	5,926,192	5,328
	Xinyi Solar Holdings Ltd.	8,652,220	5,092
[3]	China Feihe Ltd.	8,092,745	5,029
	Tingyi Cayman Islands Holding Corp.	3,772,367	5,007
[3]	WuXi AppTec Co. Ltd. Class H	402,998	4,843
[3]	China International Capital Corp. Ltd. Class H	3,030,027	4,826
*,2	Zai Lab Ltd.	1,875,210	4,786
	East Money Information Co. Ltd. Class A	2,278,414	4,754
	Hengan International Group Co. Ltd.	1,405,293	4,707
	CMOC Group Ltd. Class H	7,827,984	4,669
[3]	Topsports International Holdings Ltd.	5,488,209	4,615
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	4,594
[3]	China Resources Mixc Lifestyle Services Ltd.	1,175,800	4,587
	CITIC Securities Co. Ltd. Class A	1,526,694	4,532
	China Minsheng Banking Corp. Ltd. Class H	13,612,669	4,526
*	Tongcheng-Elong Holdings Ltd.	2,358,518	4,506
	China Vanke Co. Ltd. Class H	4,804,239	4,495
	MINISO Group Holding Ltd. ADR	174,538	4,418
	Aluminum Corp. of China Ltd. Class H	8,257,642	4,417
	Bank of China Ltd. Class A	8,269,003	4,408
		Shares	Market Value• ($000)
	China National Building Material Co. Ltd. Class H	9,255,670	4,406
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,719,546	4,381
*	Huaneng Power International Inc. Class H	9,134,226	4,274
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	4,257
	China Hongqiao Group Ltd.	4,514,067	4,226
	China Railway Group Ltd. Class H	8,943,299	4,221
[2,3]	Hygeia Healthcare Holdings Co. Ltd. Class C	695,867	4,202
*	iQIYI Inc. ADR	893,617	4,164
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	4,115
	China Oilfield Services Ltd. Class H	3,450,706	4,080
[3]	Huatai Securities Co. Ltd. Class H	3,110,185	4,072
	Haitong Securities Co. Ltd. Class H	6,962,410	3,998
	Guangdong Investment Ltd.	5,850,664	3,992
	Anhui Gujing Distillery Co. Ltd. Class B	255,539	3,983
*,3	JD Logistics Inc.	3,357,917	3,976
	Muyuan Foods Co. Ltd. Class A	769,037	3,966
	China Medical System Holdings Ltd.	2,469,850	3,950
[2]	China Power International Development Ltd.	10,121,326	3,933
	Ping An Bank Co. Ltd. Class A	2,742,700	3,923
	China Galaxy Securities Co. Ltd. Class H	7,574,617	3,877
	China State Construction International Holdings Ltd.	3,555,767	3,809
[3]	Pop Mart International Group Ltd.	1,379,000	3,807
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	3,799
[3]	Hansoh Pharmaceutical Group Co. Ltd.	1,982,608	3,730
	China Tourism Group Duty Free Corp. Ltd. Class A	287,562	3,719
	Bank of Communications Co. Ltd. Class A	4,801,900	3,695
	SF Holding Co. Ltd. Class A	686,595	3,684
[3]	Yadea Group Holdings Ltd.	2,010,000	3,669
		Shares	Market Value• ($000)
	Country Garden Services Holdings Co. Ltd.	4,177,727	3,649
	New China Life Insurance Co. Ltd. Class H	1,652,189	3,624
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	217,000	3,618
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	3,597
	Kingboard Holdings Ltd.	1,472,813	3,587
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	3,585
	Foxconn Industrial Internet Co. Ltd. Class A	1,761,800	3,550
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,097,825	3,543
	NARI Technology Co. Ltd. Class A	1,146,187	3,539
	China Coal Energy Co. Ltd. Class H	4,493,041	3,529
	ZTE Corp. Class H	1,585,112	3,523
	Shandong Gold Mining Co. Ltd. Class A	1,084,663	3,522
	CRRC Corp. Ltd. Class H	8,410,000	3,504
	Qifu Technology Inc. ADR	230,764	3,413
	PetroChina Co. Ltd. Class A	3,493,595	3,403
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	3,397
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,390
	Yuexiu Property Co. Ltd.	3,248,853	3,379
*,2,3	East Buy Holding Ltd.	826,000	3,370
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	3,289
	China Shenhua Energy Co. Ltd. Class A	790,956	3,275
	China Pacific Insurance Group Co. Ltd. Class A	846,800	3,210
	China Petroleum & Chemical Corp. Class A	4,288,200	3,202
	Beijing Enterprises Holdings Ltd.	958,588	3,194
	Bank of Ningbo Co. Ltd. Class A	930,970	3,179
	China Merchants Port Holdings Co. Ltd.	2,494,229	3,175
	Minth Group Ltd.	1,413,714	3,156
	Jiangxi Copper Co. Ltd. Class H	2,216,392	3,134
[3]	3SBio Inc.	3,514,769	3,127
*,3	Giant Biogene Holding Co ltd	769,600	3,092
	Haier Smart Home Co. Ltd. Class A	1,016,696	3,089
	Autohome Inc. ADR	115,446	3,088

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhongsheng Group Holdings Ltd.	1,333,104	3,079
	GF Securities Co. Ltd. Class H	2,360,597	3,073
	Shanghai Baosight Software Co. Ltd. Class B	1,472,930	3,029
	TravelSky Technology Ltd. Class H	1,862,759	2,943
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	2,935
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,929
	China Construction Bank Corp. Class A	3,417,100	2,928
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,121,714	2,912
	C&D International Investment Group Ltd.	1,272,759	2,863
	Guangzhou Automobile Group Co. Ltd. Class H	6,096,058	2,856
*	Microport Scientific Corp.	1,798,074	2,833
*	Air China Ltd. Class H	4,146,019	2,821
	Haitian International Holdings Ltd.	1,174,947	2,803
[3]	Smoore International Holdings Ltd.	3,632,350	2,799
	Bosideng International Holdings Ltd.	7,044,931	2,782
[3]	Guotai Junan Securities Co. Ltd. Class H	2,490,531	2,780
*	RLX Technology Inc. ADR	1,630,166	2,771
	China Taiping Insurance Holdings Co. Ltd.	2,992,872	2,765
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,182,566	2,729
*,3	China Literature Ltd.	803,229	2,705
*	Daqo New Energy Corp. ADR	104,621	2,664
	JOYY Inc. ADR	67,186	2,615
	NAURA Technology Group Co. Ltd. Class A	74,500	2,613
	Fosun International Ltd.	4,347,788	2,605
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	2,600
	Ganfeng Lithium Co. Ltd. Class A	427,000	2,587
	Zhaojin Mining Industry Co. Ltd. Class H	2,081,137	2,580
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,417,306	2,564
*,2,3	Ping An Healthcare and Technology Co. Ltd.	1,095,208	2,558
		Shares	Market Value• ($000)
	Beijing Kingsoft Office Software Inc. Class A	64,563	2,539
	Shenzhen Inovance Technology Co. Ltd. Class A	302,600	2,501
	Sinotruk Hong Kong Ltd.	1,316,384	2,479
	Dongfeng Motor Group Co. Ltd. Class H	5,622,643	2,475
	China Everbright Environment Group Ltd.	7,208,484	2,461
	China National Nuclear Power Co. Ltd. Class A	2,418,100	2,453
	Sungrow Power Supply Co. Ltd. Class A	211,762	2,440
	Tongwei Co. Ltd. Class A	648,500	2,422
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	2,420
*	Gds Holdings Ltd. Class A	1,887,527	2,405
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	2,389
	China Conch Venture Holdings Ltd.	2,882,415	2,387
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,386
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,374
*,2	Country Garden Holdings Co. Ltd.	26,416,793	2,362
	China United Network Communications Ltd. Class A	3,875,200	2,362
	CRRC Corp. Ltd. Class A	3,225,100	2,355
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,352
	China Everbright Bank Co. Ltd. Class A	5,692,226	2,310
	China CSSC Holdings Ltd. Class A	646,800	2,288
	SAIC Motor Corp. Ltd. Class A	1,145,915	2,275
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,264
	China Minsheng Banking Corp. Ltd. Class A	4,447,500	2,261
[3]	China Tourism Group Duty Free Corp. Ltd. Class H	198,900	2,246
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,240
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,230
	China Everbright Bank Co. Ltd. Class H	7,792,063	2,223
		Shares	Market Value• ($000)
	Sany Heavy Equipment International Holdings Co. Ltd.	1,692,000	2,223
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	2,220
	China Energy Engineering Corp. Ltd. Class A (XSSC)	7,341,699	2,188
[3]	China Resources Pharmaceutical Group Ltd.	3,402,732	2,114
	Shenzhen Transsion Holdings Co. Ltd. Class A	115,047	2,114
	Xtep International Holdings Ltd.	2,316,500	2,106
[3]	Ganfeng Lithium Co. Ltd. Class H	585,590	2,103
*,3	Hua Hong Semiconductor Ltd.	836,633	2,060
	Hisense Home Appliances Group Co. Ltd. Class H	747,000	2,056
	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	2,054
	Shenwan Hongyuan Group Co. Ltd. Class A	3,417,031	2,050
[3]	CSC Financial Co. Ltd. Class H	2,274,748	2,048
	China Railway Group Ltd. Class A	2,473,418	2,045
	Iflytek Co. Ltd. Class A	325,000	2,027
[2]	Kingboard Laminates Holdings Ltd.	2,153,118	2,019
*,2	HengTen Networks Group Ltd.	8,727,840	2,010
*	China Southern Airlines Co. Ltd. Class H	4,243,237	2,008
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,989
	China Communications Services Corp. Ltd. Class H	4,857,205	1,987
	Daqin Railway Co. Ltd. Class A	2,011,300	1,982
	Far East Horizon Ltd.	2,779,301	1,956
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,948
	Bank of Beijing Co. Ltd. Class A	3,106,900	1,937
	BOE Technology Group Co. Ltd. Class A	3,609,800	1,935
	CSC Financial Co. Ltd. Class A	584,838	1,934
	Gree Electric Appliances Inc. of Zhuhai Class A	415,100	1,925
[3]	Jiumaojiu International Holdings Ltd.	1,769,000	1,925
	ZTE Corp. Class A	525,479	1,879

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhejiang Expressway Co. Ltd. Class H	2,449,007	1,843
	Haitong Securities Co. Ltd. Class A	1,375,726	1,837
	Eve Energy Co. Ltd. Class A	288,064	1,827
	Shenzhen International Holdings Ltd.	2,766,160	1,823
	Huatai Securities Co. Ltd. Class A	827,700	1,814
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	120,074	1,812
	AECC Aviation Power Co. Ltd. Class A	373,300	1,805
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,800
*	Nine Dragons Paper Holdings Ltd.	3,151,072	1,794
*,2,3	Luye Pharma Group Ltd.	3,681,461	1,784
*	Shanghai International Airport Co. Ltd. Class A	347,598	1,768
*,2	Alibaba Pictures Group Ltd.	27,622,294	1,765
	Weichai Power Co. Ltd. Class A	918,988	1,747
	Tianqi Lithium Corp. Class A (XSEC)	231,384	1,741
	Beijing Enterprises Water Group Ltd.	8,233,390	1,737
	Cosco Shipping Ports Ltd.	2,851,097	1,720
	Weibo Corp. ADR	145,392	1,720
	Yihai International Holding Ltd.	942,418	1,715
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,686
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,686
	Greentown China Holdings Ltd.	1,737,297	1,685
	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,668
[2]	China Jinmao Holdings Group Ltd.	13,517,706	1,658
	China Vanke Co. Ltd. Class A	1,070,200	1,655
*,2,3	Remegen Co. Ltd. Class H	290,500	1,654
	Henan Shuanghui Investment & Development Co. Ltd. Class A	460,300	1,647
	Postal Savings Bank of China Co. Ltd. Class A	2,584,336	1,614
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,609
	Huaxia Bank Co. Ltd. Class A	2,096,898	1,605
	China Merchants Securities Co. Ltd. Class A	828,667	1,602
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,601
	Uni-President China Holdings Ltd.	2,337,604	1,591
		Shares	Market Value• ($000)
*,2	Flat Glass Group Co. Ltd. Class H	880,649	1,582
	Bank of Nanjing Co. Ltd. Class A	1,464,065	1,569
*,2,3	Jinxin Fertility Group Ltd.	3,099,161	1,560
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,032,996	1,558
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,524
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,500
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,485
*,2	China Eastern Airlines Corp. Ltd. Class H	4,299,171	1,473
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	1,458
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	1,453
	GigaDevice Semiconductor Inc	99,071	1,451
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,449
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,439
	JA Solar Technology Co. Ltd. Class A	469,089	1,437
	Huadong Medicine Co. Ltd. Class A	244,100	1,434
*,3	China Huarong Asset Management Co. Ltd. Class H	31,371,000	1,405
	Aluminum Corp. of China Ltd. Class A	1,656,400	1,404
[2]	Huadian Power International Corp. Ltd. Class H	3,485,550	1,400
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,397
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,394
*	TCL Technology Group Corp. Class A	2,578,950	1,387
	Maxscend Microelectronics Co. Ltd. Class A	67,008	1,382
	Sinotrans Ltd. Class H	4,198,064	1,380
	TBEA Co. Ltd. Class A	712,660	1,364
	Metallurgical Corp. of China Ltd. Class H	6,867,030	1,362
	GF Securities Co. Ltd. Class A	667,500	1,354
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,964,293	1,343
	Lufax Holding Ltd. ADR	1,402,792	1,339
		Shares	Market Value• ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,337
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,565,915	1,334
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,333
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	1,328
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,325
	BOE Technology Group Co. Ltd. Class B	4,005,815	1,321
	GD Power Development Co. Ltd. Class A	2,655,496	1,321
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,315
*,2	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,310
	Anhui Conch Cement Co. Ltd. Class A	394,100	1,303
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,298
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,295
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,295
	Trina Solar Co. Ltd. Class A	316,234	1,291
	Tsingtao Brewery Co. Ltd. Class A	112,711	1,288
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,288
	Lens Technology Co. Ltd. Class A	717,500	1,282
[3]	BAIC Motor Corp. Ltd. Class H	4,387,436	1,280
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,273
[2]	Vinda International Holdings Ltd.	512,842	1,267
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,264
*	Wingtech Technology Co. Ltd. Class A	180,800	1,231
*	360 Security Technology Inc. Class A	1,000,799	1,230
	Pharmaron Beijing Co. Ltd. Class A	267,978	1,219
	GoerTek Inc. Class A	492,220	1,215
	Shenzhen Expressway Corp. Ltd.	1,471,782	1,213
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,210

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Shanghai Electric Group Co. Ltd. Class H	5,733,404	1,209
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,400	1,207
	Montage Technology Co. Ltd. Class A	159,095	1,199
	Changchun High & New Technology Industry Group Inc. Class A	55,882	1,189
	Orient Securities Co. Ltd. Class A	1,002,057	1,188
[3]	China Merchants Securities Co. Ltd. Class H	1,430,913	1,184
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,183
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,183
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	919,219	1,175
	Hundsun Technologies Inc. Class A	274,442	1,169
	Shougang Fushan Resources Group Ltd.	3,524,303	1,157
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	1,154
	Ningbo Tuopu Group Co. Ltd. Class A	130,300	1,151
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,570,940	1,150
	Zhongji Innolight Co. Ltd. Class A	95,298	1,148
[2]	China Resources Cement Holdings Ltd.	4,461,958	1,147
	Great Wall Motor Co. Ltd. Class A	285,280	1,146
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,140
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	1,138
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	1,128
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	1,120
*	Hopson Development Holdings Ltd.	1,911,770	1,119
*	Seres Group Co. Ltd. Class A	99,500	1,111
*	China Southern Airlines Co. Ltd. Class A	1,315,097	1,110
	JCET Group Co. Ltd. Class A	260,200	1,098
	Shanghai Industrial Holdings Ltd.	888,512	1,087
		Shares	Market Value• ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	1,073
	Yonyou Network Technology Co. Ltd. Class A	477,962	1,071
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,067
	Poly Property Services Co. Ltd. Class H	271,246	1,064
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,063
	Imeik Technology Development Co. Ltd. Class A	23,400	1,055
	Everbright Securities Co. Ltd. Class A	467,695	1,053
	China Resources Microelectronics Ltd. Class A	143,162	1,041
	New China Life Insurance Co. Ltd. Class A	226,647	1,036
	Huayu Automotive Systems Co. Ltd. Class A	430,169	1,032
	China Lesso Group Holdings Ltd.	1,910,883	1,026
*	Satellite Chemical Co. Ltd. Class A	460,380	1,023
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,020
	CMOC Group Ltd. Class A	1,344,791	1,020
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	1,018
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	1,014
	Yunnan Energy New Material Co. Ltd. Class A	110,310	1,012
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	1,010
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,007
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	1,002
	Fuyao Glass Industry Group Co. Ltd. Class A	194,900	992
	Huaneng Lancang River Hydropower Inc. Class A	942,200	989
*,2	Kingsoft Cloud Holdings Ltd.	3,088,995	987
	China Everbright Ltd.	1,656,662	986
	Jiangxi Copper Co. Ltd. Class A	391,000	980
	Industrial Securities Co. Ltd. Class A	1,135,810	969
	Guotai Junan Securities Co. Ltd. Class A	478,600	967
		Shares	Market Value• ($000)
[3]	Legend Holdings Corp. Class H	1,083,979	967
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	966
*	Hengli Petrochemical Co. Ltd. Class A	480,400	962
	Towngas Smart Energy Co. Ltd.	2,296,307	951
	Zhejiang NHU Co. Ltd. Class A	428,628	948
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	944
	Guanghui Energy Co. Ltd. Class A	916,800	941
	People's Insurance Co. Group of China Ltd. Class A	1,288,500	941
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	919
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	918
	Mango Excellent Media Co. Ltd. Class A	264,729	915
	China Jushi Co. Ltd. Class A	575,453	911
	Guosen Securities Co. Ltd. Class A	693,581	911
	ENN Natural Gas Co. Ltd. Class A	385,400	910
[3]	Shandong Gold Mining Co. Ltd. Class H	480,116	899
[2]	Tianqi Lithium Corp. Class H	166,200	899
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	897
	Yunnan Aluminium Co. Ltd. Class A	466,000	886
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	882
*,3	Zhejiang Leapmotor Technologies Ltd.	253,800	880
	Datang International Power Generation Co. Ltd. Class H	5,821,035	879
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	876
*	New Hope Liuhe Co. Ltd. Class A	630,900	875
*,2	Seazen Group Ltd.	5,389,639	875
[3]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	871
	LB Group Co. Ltd. Class A	340,500	867
	CSG Holding Co. Ltd. Class B	2,916,352	865
*,2,3	China Bohai Bank Co. Ltd. Class H	5,854,083	860
	Hualan Biological Engineering Inc. Class A	267,864	859
[3]	Orient Securities Co. Ltd. Class H	1,836,835	856

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China National Chemical Engineering Co. Ltd. Class A	891,800	854
	Sun Art Retail Group Ltd.	4,005,500	846
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	230,870	845
	SDIC Power Holdings Co. Ltd. Class A	506,083	844
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	842
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	832
	SG Micro Corp. Class A (XSHE)	67,275	825
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	816
	Lee & Man Paper Manufacturing Ltd.	2,857,583	814
	Metallurgical Corp. of China Ltd. Class A	1,786,900	809
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	805
	Lingyi iTech Guangdong Co. Class A	966,500	803
	Zhejiang Juhua Co. Ltd. Class A	387,549	802
*	Air China Ltd. Class A	728,326	799
	Beijing New Building Materials plc Class A	236,796	792
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	784
*	Tuya Inc. ADR	454,387	777
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	774
*	Gotion High-tech Co. Ltd. Class A	247,900	772
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	762
	Yintai Gold Co. Ltd. Class A	410,040	759
	China Reinsurance Group Corp. Class H	13,486,206	759
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	750
[3]	Pharmaron Beijing Co. Ltd. Class H	313,827	749
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	746
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	394,000	745
	Chongqing Brewery Co. Ltd. Class A	69,400	745
	Yanzhou Coal Mining Co. Ltd. Class A	276,354	738
		Shares	Market Value• ($000)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	735
	Dongfang Electric Corp. Ltd. Class H	765,491	734
	China Oilfield Services Ltd. Class A	344,089	734
*	Kunlun Tech Co. Ltd. Class A	169,000	727
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	727
	Dongfang Electric Corp. Ltd. Class A	355,984	725
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	722
	YTO Express Group Co. Ltd. Class A	389,000	722
	Yealink Network Technology Corp. Ltd. Class A	157,595	719
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	714
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	711
*	China Eastern Airlines Corp. Ltd. Class A	1,192,829	711
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	709
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	709
	SooChow Securities Co. Ltd. Class A	645,606	708
	Anjoy Foods Group Co. Ltd. Class A	40,100	708
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	706
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	706
*,3	A-Living Smart City Services Co. Ltd.	1,496,040	705
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	697
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	696
	Walvax Biotechnology Co. Ltd. Class A	218,600	696
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	696
	Shenzhen Investment Ltd.	4,731,151	695
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	695
	Sanan Optoelectronics Co. Ltd. Class A	340,900	694
	Shengyi Technology Co. Ltd. Class A	288,700	694
		Shares	Market Value• ($000)
	People.cn Co. Ltd. Class A	155,681	690
	Bank of Jiangsu Co. Ltd. Class A	727,090	686
	Caitong Securities Co. Ltd. Class A	630,577	685
	Sieyuan Electric Co. Ltd. Class A	101,500	684
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	682
	Henan Shenhuo Coal & Power Co. Ltd. Class A	302,900	681
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	435,350	678
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	677
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	101,694	673
*	Tongkun Group Co. Ltd. Class A	339,000	670
*	OFILM Group Co. Ltd. Class A	479,400	669
	Wens Foodstuffs Group Co. Ltd. Class A	259,880	667
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	665
	China Greatwall Technology Group Co. Ltd. Class A	442,000	664
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	664
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	663
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	658
	Shanghai Baosight Software Co. Ltd. Class A	112,920	658
	China CITIC Bank Corp. Ltd. Class A	893,035	657
	Ninestar Corp. Class A	195,225	655
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	653
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	652
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	650
[2]	Goldwind Science & Technology Co. Ltd.	1,360,661	649
*	Huaneng Power International Inc. Class A	623,300	648
	Sailun Group Co. Ltd. Class A	420,800	646

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	643
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	640
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	640
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	639
*	Juneyao Airlines Co. Ltd. Class A	319,218	636
	Ingenic Semiconductor Co. Ltd. Class A	62,500	631
	Shui On Land Ltd.	7,146,576	630
	Hunan Valin Steel Co. Ltd. Class A	787,000	627
	Zhejiang Supcon Technology Co. Ltd. Class A	104,832	626
	CNGR Advanced Material Co. Ltd. Class A	84,080	625
	Ming Yang Smart Energy Group Ltd. Class A	326,600	624
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	622
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	621
	Hisense Home Appliances Group Co. Ltd. Class A	190,300	619
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	617
	Kuang-Chi Technologies Co. Ltd. Class A	322,300	616
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	613
[2,3]	Angelalign Technology Inc.	88,767	612
	China International Capital Corp. Ltd. Class A	120,800	609
	China Coal Energy Co. Ltd. Class A	516,638	608
	Jiangsu Pacific Quartz Co. Ltd.Class A	48,200	606
	China National Software & Service Co. Ltd. Class A	128,697	605
	Youngor Group Co. Ltd. Class A	655,000	604
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	604
	Western Securities Co. Ltd. Class A	662,694	603
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	602
		Shares	Market Value• ($000)
	Ningbo Shanshan Co. Ltd. Class A	314,000	601
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	599
	Guoyuan Securities Co. Ltd. Class A	631,751	598
	TongFu Microelectronics Co. Ltd. Class A	212,100	595
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	132,679	594
	By-health Co. Ltd. Class A	237,266	594
	Jinko Solar Co. Ltd. Class A	451,480	586
	Angang Steel Co. Ltd. Class H	2,658,568	584
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	583
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	582
	Angel Yeast Co. Ltd. Class A	121,700	582
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	581
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	581
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	577
	Hengtong Optic-electric Co. Ltd. Class A	320,200	577
[3]	Everbright Securities Co. Ltd. Class H	848,070	576
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	575
	Huafon Chemical Co. Ltd. Class A	577,800	573
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	573
	Xiamen C & D Inc. Class A	428,300	572
	Huaxin Cement Co. Ltd. Class H	599,700	572
	Sinoma Science & Technology Co. Ltd. Class A	241,600	571
	China Minmetals Rare Earth Co. Ltd. Class A	139,300	571
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	570
[2,3]	Joinn Laboratories China Co. Ltd. Class H	305,563	570
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	570
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	567
*	Guangshen Railway Co. Ltd. Class H	3,142,100	562
		Shares	Market Value• ($000)
	Western Superconducting Technologies Co. Ltd. Class A	89,566	562
	Western Mining Co. Ltd. Class A	326,300	561
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	559
*	Topchoice Medical Corp. Class A	45,378	556
*	Yanlord Land Group Ltd.	1,342,387	555
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	554
	Central China Securities Co. Ltd. Class H	3,757,621	553
*	Skshu Paint Co. Ltd. Class A	67,788	552
	Shenzhen Energy Group Co. Ltd. Class A	651,220	550
	Changjiang Securities Co. Ltd. Class A	706,986	550
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	548
*	Hainan Airlines Holding Co. Ltd. Class A	2,740,818	547
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	546
	GEM Co. Ltd. Class A	677,098	543
	Suzhou TFC Optical Communication Co. Ltd. Class A	55,500	543
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	543
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	542
	Founder Securities Co. Ltd. Class A	523,195	542
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	542
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	541
	Sichuan Swellfun Co. Ltd. Class A	64,700	541
*	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	538
	Beijing United Information Technology Co. Ltd. Class A	104,255	537
	Goldwind Science & Technology Co. Ltd. Class A	445,497	536
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	536
	StarPower Semiconductor Ltd. Class A	22,700	534

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	533
	Offshore Oil Engineering Co. Ltd. Class A	627,100	533
*	Beijing Shougang Co. Ltd. Class A	1,001,600	531
*	Dada Nexus Ltd. ADR	137,907	530
	Huagong Tech Co. Ltd. Class A	137,159	530
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	530
	Huadian Power International Corp. Ltd. Class A	789,700	530
	Ningbo Deye Technology Co. Class A	55,850	528
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	528
	Thunder Software Technology Co. Ltd. Class A	54,800	527
	GRG Banking Equipment Co. Ltd. Class A	328,787	525
*	Seazen Holdings Co. Ltd. Class A	321,597	522
	Eastroc Beverage Group Co. Ltd. Class A	19,800	520
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	520
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	519
	Sunwoda Electronic Co. Ltd. Class A	235,400	518
*	Spring Airlines Co. Ltd. Class A	69,200	518
[2]	China Meidong Auto Holdings Ltd.	960,000	515
	Songcheng Performance Development Co. Ltd. Class A	342,320	514
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	513
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	513
	SDIC Capital Co. Ltd. Class A	546,600	511
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	511
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	509
	First Capital Securities Co. Ltd. Class A	636,700	509
	Ningbo Joyson Electronic Corp. Class A	197,500	509
	Shanghai Electric Power Co. Ltd. Class A	422,000	504
		Shares	Market Value• ($000)
	Bank of Changsha Co. Ltd. Class A	500,900	503
	Southwest Securities Co. Ltd. Class A	893,700	501
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	501
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	500
	Sunresin New Materials Co. Ltd. Class A	67,300	500
	Hangzhou First Applied Material Co. Ltd. Class A	142,766	499
	BBMG Corp. Class H	5,067,085	499
	Zangge Mining Co. Ltd. Class A	163,196	499
	Ginlong Technologies Co. Ltd. Class A	54,314	498
	Lao Feng Xiang Co. Ltd. Class A	58,369	497
*	Amlogic Shanghai Co. Ltd. Class A	60,336	496
	Meihua Holdings Group Co. Ltd. Class A	382,100	496
	Hubei Energy Group Co. Ltd. Class A	842,208	495
	Shenzhen MTC Co. Ltd. Class A	671,146	492
	JiuGui Liquor Co. Ltd. Class A	47,100	492
*	Unisplendour Corp. Ltd. Class A	183,037	491
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	490
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	490
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	540,642	490
*	Tianma Microelectronics Co. Ltd. Class A	364,666	489
	Jointown Pharmaceutical Group Co. Ltd. Class A	502,934	489
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	485
	Dongxing Securities Co. Ltd. Class A	442,092	483
	China Baoan Group Co. Ltd. Class A	342,200	483
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	482
	CNPC Capital Co. Ltd. Class A	594,191	482
*	NavInfo Co. Ltd. Class A	350,596	480
	Zhongjin Gold Corp. Ltd. Class A	323,100	480
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	479
		Shares	Market Value• ($000)
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	478
*	Wanda Film Holding Co. Ltd. Class A	279,999	478
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	477
*,2	Ming Yuan Cloud Group Holdings Ltd.	1,138,000	476
	Ecovacs Robotics Co. Ltd. Class A	80,000	472
	Sinoma International Engineering Co. Class A	349,900	472
	China Galaxy Securities Co. Ltd. Class A	282,300	468
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	104,120	467
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	464
[2,3]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	463
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	462
[3]	Blue Moon Group Holdings Ltd.	1,677,000	459
	Gemdale Corp. Class A	649,600	458
*	Jinke Smart Services Group Co. Ltd. Class H	459,100	458
	CNOOC Energy Technology & Services Ltd. Class A	1,098,700	457
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	456
	China Zheshang Bank Co. Ltd. Class A	1,301,950	454
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	453
*	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	452
	China Great Wall Securities Co. Ltd. Class A	395,400	452
	Sinomine Resource Group Co. Ltd. Class A	88,480	452
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	451
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	451
	Liaoning Port Co. Ltd. Class A	2,183,500	451
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	450

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	449
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	449
*,2,3	CanSino Biologics Inc. Class H	141,859	448
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	448
	Shenzhen Dynanonic Co. Ltd. Class A	41,632	448
	Giant Network Group Co. Ltd. Class A	277,700	448
	China National Accord Medicines Corp. Ltd. Class B	275,659	444
	Xiamen Faratronic Co. Ltd. Class A	32,300	441
*	Hengyi Petrochemical Co. Ltd. Class A	448,600	441
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	441
	Shenzhen SC New Energy Technology Corp. Class A	44,100	440
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	439
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	439
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	438
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	434
	Xiamen Tungsten Co. Ltd. Class A	187,399	434
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	432
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	431
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	430
	Yangling Metron New Material Inc. Class A	78,900	430
	Yunnan Tin Co. Ltd. Class A	221,500	428
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	427
	Canmax Technologies Co. Ltd. Class A	114,920	427
*	Cambricon Technologies Corp. Ltd. Class A	28,954	427
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	423
*	Guolian Securities Co. Ltd. Class A	286,300	421
		Shares	Market Value• ($000)
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	421
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	419
	Zhejiang Supor Co. Ltd. Class A	60,776	417
*	BTG Hotels Group Co. Ltd. Class A	182,796	417
	Xiangcai Co. Ltd. Class A	374,600	417
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	417
	Shenzhen SED Industry Co. Ltd. Class A	159,100	417
	Ovctek China Inc. Class A	120,520	416
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	415
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	415
	Longshine Technology Group Co. Ltd. Class A	161,400	413
	China Energy Engineering Corp. Ltd. Class H	3,796,000	413
	GalaxyCore Inc. Class A	163,979	413
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	412
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	412
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	411
	Flat Glass Group Co. Ltd. Class A	116,000	410
	Hesteel Co. Ltd. Class A	1,336,700	409
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	409
	Kingnet Network Co. Ltd. Class A	279,500	409
	Beijing Enlight Media Co. Ltd. Class A	382,000	408
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	407
	AVICOPTER plc Class A	78,400	407
	Beijing Tiantan Biological Products Corp. Ltd. Class A	103,200	407
	Jizhong Energy Resources Co. Ltd. Class A	461,603	405
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	403
	Keda Industrial Group Co. Ltd. Class A	270,600	403
		Shares	Market Value• ($000)
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	403
[3]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	396
	Fujian Sunner Development Co. Ltd. Class A	160,100	394
	Weifu High-Technology Group Co. Ltd. Class B	347,462	392
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	392
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	391
	Xuji Electric Co. Ltd. Class A	166,500	391
	TangShan Port Group Co. Ltd. Class A	801,200	390
	Beijing Roborock Technology Co. Ltd. Class A	9,001	389
*	Hainan Airport Infrastructure Co. Ltd. Class A	747,323	389
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	387
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	387
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	385
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	617,600	385
	Eoptolink Technology Inc. Ltd. Class A	88,700	383
	Gongniu Group Co. Ltd. Class A	26,495	383
*	National Silicon Industry Group Co. Ltd. Class A	154,269	383
	Huaxin Cement Co. Ltd. Class A	187,800	382
*	Sinopec Oilfield Service Corp. Class H	5,410,803	381
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	381
*	Jiangxi Special Electric Class A	232,600	381
	Yunnan Copper Co. Ltd. Class A	250,500	378
	Shenzhen Kedali Industry Co. Ltd. Class A	30,400	378
	Shenzhen Gas Corp. Ltd. Class A	408,000	378
	CECEP Wind-Power Corp. Class A	864,890	375
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	373
*	FAW Jiefang Group Co. Ltd. Class A	296,300	373

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tian Di Science & Technology Co. Ltd. Class A	529,200	373
	Wuxi Autowell Technology Co. Ltd. Class A	19,968	373
	Hongfa Technology Co. Ltd. Class A	93,700	372
	Luxi Chemical Group Co. Ltd. Class A	238,800	371
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	371
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	371
	Chengxin Lithium Group Co. Ltd. Class A	115,200	370
*	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	369
*	GCL System Integration Technology Co. Ltd. Class A	974,100	368
	Raytron Technology Co. Ltd. Class A	57,119	368
	Oppein Home Group Inc. Class A	30,762	366
	Sealand Securities Co. Ltd. Class A	740,740	366
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	366
*	Beijing Sinnet Technology Co. Ltd. Class A	261,100	363
*	BeiGene Ltd. Class A	17,882	363
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	362
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	362
	Bank of Guiyang Co. Ltd. Class A	508,200	362
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	360
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	359
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	358
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	358
	Beijing Originwater Technology Co. Ltd. Class A	516,100	357
	China South Publishing & Media Group Co. Ltd. Class A	230,100	356
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	354
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	88,500	351
		Shares	Market Value• ($000)
	Zhefu Holding Group Co. Ltd. Class A	694,800	351
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	351
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	350
	Shanxi Securities Co. Ltd. Class A	455,390	350
	Hoyuan Green Energy Co. Ltd. Class A	68,500	350
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	349
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	349
	Piotech Inc. Class A	10,101	349
[2,3]	Sunac Services Holdings Ltd.	1,306,666	348
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	348
	Pylon Technologies Co. Ltd. Class A	22,358	348
	Shenghe Resources Holding Co. Ltd. Class A	237,500	347
*	Sichuan New Energy Power Co. Ltd. Class A	216,500	347
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	346
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	346
	DHC Software Co. Ltd. Class A	399,300	344
	Jafron Biomedical Co. Ltd. Class A	105,984	343
	Taiji Computer Corp. Ltd. Class A	86,698	340
	Goke Microelectronics Co. Ltd. Class A	37,300	340
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	339
	Wanxiang Qianchao Co. Ltd. Class A	479,233	339
*	Shandong Humon Smelting Co. Ltd. Class A	212,176	338
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	335
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	335
	Northeast Securities Co. Ltd. Class A	324,100	334
	Eastern Air Logistics Co. Ltd. Class A	210,498	333
		Shares	Market Value• ($000)
*	Guosheng Financial Holding Inc. Class A	244,600	332
	CGN Power Co. Ltd. Class A	818,000	332
	Shede Spirits Co. Ltd. Class A	21,100	332
	China Meheco Co. Ltd. Class A	202,720	331
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	330
	Shanghai M&G Stationery Inc. Class A	62,300	330
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	329
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	329
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	329
	Newland Digital Technology Co. Ltd. Class A	140,399	328
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	327
	CECEP Solar Energy Co. Ltd. Class A	417,380	327
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	326
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	326
	3peak Inc. Class A	14,710	324
	Angang Steel Co. Ltd. Class A	884,100	323
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	130,400	323
	GoodWe Technologies Co. Ltd. Class A	20,088	321
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	320
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	318
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	318
	iRay Technology Co. Ltd. Class A	10,374	317
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	316
	Kaishan Group Co. Ltd. Class A	163,044	314
	Zhongtai Securities Co. Ltd. Class A	321,300	314
	Datang International Power Generation Co. Ltd. Class A	882,200	312
	Glarun Technology Co. Ltd. Class A	159,000	311
	Shanghai Rural Commercial Bank Co. Ltd. Class A	382,189	311

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Livzon Pharmaceutical Group Inc. Class A	64,500	309
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	309
	All Winner Technology Co. Ltd. Class A	90,420	309
*	MOG Digitech Holdings Ltd.	1,096,000	309
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	308
*	Oriental Energy Co. Ltd. Class A	214,100	308
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	307
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	307
	Shandong Hi-speed Co. Ltd. Class A	338,700	307
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	306
	Shanghai Construction Group Co. Ltd. Class A	851,600	306
	Winning Health Technology Group Co. Ltd. Class A	298,080	304
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	303
	Sinotrans Ltd. Class A	502,200	302
	Financial Street Holdings Co. Ltd. Class A	536,890	302
	Bright Dairy & Food Co. Ltd. Class A	234,200	302
	BBMG Corp. Class A	1,057,400	299
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	298
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	297
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	296
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	296
	Porton Pharma Solutions Ltd. Class A	73,195	296
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	295
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	295
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	295
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	295
		Shares	Market Value• ($000)
	Huaxi Securities Co. Ltd. Class A	270,300	293
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	292
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	291
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	291
	Dian Diagnostics Group Co. Ltd. Class A	92,200	290
	Xiamen ITG Group Corp. Ltd. Class A	308,000	289
	Zheshang Securities Co. Ltd. Class A	209,900	289
	Hunan Gold Corp. Ltd. Class A	180,700	288
	Wangsu Science & Technology Co. Ltd. Class A	300,300	288
	Bank of Chengdu Co. Ltd. Class A	169,900	287
	Hisense Visual Technology Co. Ltd. Class A	90,100	287
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	286
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	286
	Zhejiang Hailiang Co. Ltd. Class A	193,600	286
*	Shenzhen Goodix Technology Co. Ltd. Class A	28,200	285
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	284
*	Shandong Denghai Seeds Co. Ltd. Class A	135,400	284
	Bank of Qingdao Co. Ltd. Class A	636,280	284
*	Guangdong Golden Dragon Development Inc. Class A	136,800	280
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	279
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	279
*	Sinopec Oilfield Service Corp. Class A	1,051,000	279
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	279
	Sinolink Securities Co. Ltd. Class A	222,700	278
	Yutong Bus Co. Ltd. Class A	148,500	277
	Shanxi Coal International Energy Group Co. Ltd. Class A	124,300	277
	Leyard Optoelectronic Co. Ltd. Class A	328,500	276
		Shares	Market Value• ($000)
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	275
	Youngy Co. Ltd. Class A	36,300	275
*	Hytera Communications Corp. Ltd. Class A	316,800	273
*	STO Express Co. Ltd. Class A	207,099	271
	Valiant Co. Ltd. Class A	115,600	271
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	271
*	Tsinghua Tongfang Co. Ltd. Class A	238,000	271
	HLA Group Corp. Ltd. Class A	265,653	270
	Chinalin Securities Co. Ltd. Class A	141,500	270
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	79,400	270
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	269
*	Sangfor Technologies Inc. Class A	23,400	268
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	267
	ACM Research Shanghai Inc. Class A	16,201	267
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	266
	Cathay Biotech Inc. Class A	36,677	266
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	265
	Perfect World Co. Ltd. Class A	161,300	265
	CMST Development Co. Ltd. Class A	379,200	265
	Wolong Electric Group Co. Ltd. Class A	172,500	265
*	Leo Group Co. Ltd. Class A	873,400	264
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	264
	Levima Advanced Materials Corp. Class A	101,600	264
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	262
*	Shenzhen Airport Co. Ltd. Class A	282,616	261
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	260
*	Qi An Xin Technology Group Inc. Class A	41,248	260

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	257
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	257
	Harbin Boshi Automation Co. Ltd. Class A	142,800	256
	Daan Gene Co. Ltd. Class A	192,016	256
	Huali Industrial Group Co. Ltd. Class A	37,300	256
*	Greenland Holdings Corp. Ltd. Class A	732,600	255
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	254
	Chongqing Water Group Co. Ltd. Class A	330,700	254
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	271,218	254
	China World Trade Center Co. Ltd. Class A	93,200	253
	An Hui Wenergy Co. Ltd. Class A	291,400	252
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	252
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	252
	Intco Medical Technology Co. Ltd. Class A	83,610	252
	Shenergy Co. Ltd. Class A	312,600	252
*	Lakala Payment Co. Ltd. Class A	106,100	251
	Jinduicheng Molybdenum Co. Ltd. Class A	182,600	251
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	250
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	34,294	250
	Hwatsing Technology Co. Ltd. Class A	8,589	250
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	249
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	248
	Empyrean Technology Co. Ltd. Class A	17,530	248
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	247
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	245
		Shares	Market Value• ($000)
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	245
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	240
	Sichuan Changhong Electric Co. Ltd. Class A	296,400	240
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	239
	Addsino Co. Ltd. Class A	205,500	239
[3]	Qingdao Port International Co. Ltd. Class H	476,433	238
	Fujian Funeng Co. Ltd. Class A	202,540	237
*	Loongson Technology Corp. Ltd. Class A	21,296	237
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	236
	C&S Paper Co. Ltd. Class A	158,800	236
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	235
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	235
	Rockchip Electronics Co. Ltd. Class A	26,300	234
*	Pacific Securities Co Ltd./The/China Class A	452,600	233
	Caida Securities Co. Ltd. Class A	215,500	233
*	Yonghui Superstores Co. Ltd. Class A	550,200	232
	East Group Co. Ltd. Class A	263,800	231
*	CanSino Biologics Inc. Class A	21,240	230
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	228
*	Ourpalm Co. Ltd. Class A	375,000	227
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	227
*	Tianfeng Securities Co. Ltd. Class A	519,400	227
*	Wonders Information Co. Ltd. Class A	183,400	226
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	225
	Shanghai AJ Group Co. Ltd. Class A	315,233	225
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	224
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	224
		Shares	Market Value• ($000)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	223
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	222
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	222
	Keboda Technology Co. Ltd. Class A	24,000	222
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	222
	Huaxia Eye Hospital Group Class A	39,500	220
*	Chongqing Taiji Industry Group Co. Ltd. Class A	38,500	219
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	218
	Laobaixing Pharmacy Chain JSC Class A	62,608	217
*	China TransInfo Technology Co. Ltd. Class A	137,600	217
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	217
*	SICC Co. Ltd. Class A	26,175	217
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	37,397	215
[2,3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	215
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	147,500	214
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	214
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	33,200	214
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	213
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	212
*	Wintime Energy Group Co. Ltd. Class A	1,124,000	211
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	210
*	Topsec Technologies Group Inc. Class A	163,600	210
	Yunda Holding Co. Ltd. Class A	167,770	209
	Shennan Circuits Co. Ltd. Class A	21,938	209
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	208

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	208
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	207
	Jiangsu Expressway Co. Ltd. Class A	152,175	205
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	205
	Suofeiya Home Collection Co. Ltd. Class A	83,100	204
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	204
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	202
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	200
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	199
	Luenmei Quantum Co. Ltd. Class A	244,900	197
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	196
	Zhejiang Medicine Co. Ltd. Class A	131,900	196
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	195
*	Shanying International Holding Co. Ltd. Class A	647,200	194
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	194
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	192
*	China Film Co. Ltd. Class A	117,766	192
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	271,200	192
*	IRICO Display Devices Co. Ltd. Class A	230,600	191
	Joinn Laboratories China Co. Ltd. Class A	51,828	190
	BOC International China Co. Ltd. Class A	127,700	190
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	189
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	385,000	189
	Nanjing Securities Co. Ltd. Class A	171,100	188
	Shaanxi International Trust Co. Ltd. Class A	446,000	186
		Shares	Market Value• ($000)
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	185
	China National Medicines Corp. Ltd. Class A	47,000	185
	Chongqing Department Store Co. Ltd. Class A	50,200	185
	Hunan Changyuan Lico Co. Ltd. Class A	158,590	185
	Jiajiayue Group Co. Ltd. Class A	121,900	184
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	183
*	Beiqi Foton Motor Co. Ltd. Class A	442,600	183
	Weifu High-Technology Group Co. Ltd. Class A	82,500	182
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	50,100	182
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	182
	ORG Technology Co. Ltd. Class A	296,500	181
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	181
	Oriental Pearl Group Co. Ltd. Class A	179,500	181
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	180
*	Holitech Technology Co. Ltd. Class A	399,600	180
	Sichuan Teway Food Group Co. Ltd. Class A	89,244	180
	Dongguan Development Holdings Co. Ltd. Class A	145,600	180
	Tasly Pharmaceutical Group Co. Ltd. Class A	88,800	180
*	Guangshen Railway Co. Ltd. Class A	505,300	178
	Zhejiang Longsheng Group Co. Ltd. Class A	145,100	177
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	176
	Suzhou Nanomicro Technology Co. Ltd. Class A	41,917	176
	Joyoung Co. Ltd. Class A	95,700	175
	Autohome Inc. Class A	26,424	175
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	174
	Minmetals Capital Co. Ltd. Class A	250,700	174
		Shares	Market Value• ($000)
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	173
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	173
	Beijing Capital Development Co. Ltd. Class A	340,513	173
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	172
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	85,600	172
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	172
	Shanghai Huayi Group Co. Ltd. Class B	421,647	171
	Huapont Life Sciences Co. Ltd. Class A	257,600	171
	Visual China Group Co. Ltd. Class A	87,900	170
*	Shanghai Awinic Technology Co. Ltd. Class A	14,921	170
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	169
	Central China Securities Co. Ltd. Class A	316,700	169
	Shanghai Bailian Group Co. Ltd. Class B	308,716	168
	Juewei Food Co. Ltd. Class A	34,894	168
	Camel Group Co. Ltd. Class A	148,270	167
	Shenzhen Expressway Corp. Ltd. Class A	126,300	167
	Zhejiang Runtu Co. Ltd. Class A	181,405	166
*	Alpha Group Class A	166,500	166
	Huaan Securities Co. Ltd. Class A	252,000	166
*	Polaris Bay Group Co. Ltd. Class A	122,700	164
	Shandong Publishing & Media Co. Ltd. Class A	145,100	164
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	163
	Winner Medical Co. Ltd. Class A	29,540	162
	Hoymiles Power Electronics, Inc. Class A	5,306	162
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	161
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	161
	Aisino Corp. Class A	106,200	161

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	160
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	159
	Bank of Suzhou Co. Ltd. Class A	184,760	159
*	Fushun Special Steel Co. Ltd. Class A	125,600	159
	Suning Universal Co. Ltd. Class A	420,023	158
	Wangfujing Group Co. Ltd. Class A	64,200	155
	Easyhome New Retail Group Co. Ltd.Class A	323,400	155
	AVIC Chengdu UAS Co. Ltd. Class A	25,047	155
	Anker Innovations Technology Co. Ltd. Class A	12,000	154
*	Tibet Summit Resources Co. Ltd. Class A	79,600	153
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	152
*	Farasis Energy Gan Zhou Co. Ltd. Class A	63,114	152
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	151
*	Deppon Logistics Co. Ltd. Class A	73,700	151
*	Offcn Education Technology Co. Ltd. Class A	277,400	150
	China Enterprise Co. Ltd. Class A	324,655	150
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	149
	China National Accord Medicines Corp. Ltd. Class A	37,310	147
*	NanJi E-Commerce Co. Ltd. Class A	314,099	147
	Hongta Securities Co. Ltd. Class A	137,800	147
	Shanghai Bailian Group Co. Ltd. Class A	104,700	147
	Guangzhou Development Group Inc. Class A	192,600	147
	Skyworth Digital Co. Ltd. Class A	88,700	146
*	Shandong Xinchao Energy Corp. Ltd. Class A	416,200	146
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	146
	Guangdong South New Media Co. Ltd. Class A	29,300	145
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	143
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	143
		Shares	Market Value• ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	142
	Baiyin Nonferrous Group Co. Ltd. Class A	377,500	142
	China XD Electric Co. Ltd. Class A	224,222	142
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	141
	Xinhu Zhongbao Co. Ltd. Class A	432,800	141
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	140
	China International Marine Containers Group Co. Ltd. Class A	155,340	140
*	Xinfengming Group Co. Ltd. Class A	81,300	140
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	391,867	140
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	87,771	140
	Suzhou Novosense Microelectronics Co. Ltd. Class A	7,086	139
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	138
	Bluestar Adisseo Co. Class A	133,700	138
	ADAMA Ltd. Class A	134,900	137
	Eyebright Medical Technology Beijing Co. Ltd. Class A	5,481	135
	Autobio Diagnostics Co. Ltd. Class A	22,100	134
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	88,300	134
*	Bestechnic Shanghai Co. Ltd. Class A	7,844	134
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	132
	China Railway Hi-tech Industry Co. Ltd. Class A	118,700	130
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	129
	Opple Lighting Co. Ltd. Class A	47,874	128
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	770,860	126
[2,3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	125
	BGI Genomics Co. Ltd. Class A	18,391	124
	Jiangsu Financial Leasing Co. Ltd. Class A	186,600	122
		Shares	Market Value• ($000)
	Digital China Information Service Co. Ltd. Class A	72,800	121
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	151,500	121
	Maccura Biotechnology Co. Ltd. Class A	55,900	120
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	120
	COFCO Sugar Holding Co. Ltd. Class A	101,700	119
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	119
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	119
	Sinosoft Co. Ltd. Class A	28,393	119
	Qinhuangdao Port Co. Ltd. Class A	294,000	119
	Micro-Tech Nanjing Co. Ltd. Class A	9,869	119
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	116
	State Grid Yingda Co. Ltd. Class A	170,406	114
	KingClean Electric Co. Ltd. Class A	35,714	112
*	Youzu Interactive Co. Ltd. Class A	74,000	112
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	108
*	Qingdao Rural Commercial Bank Corp. Class A	289,500	107
	Anhui Expressway Co. Ltd. Class A	76,200	106
	Baoji Titanium Industry Co. Ltd. Class A	24,423	106
*	Harbin Hatou Investment Co. Ltd. Class A	130,729	106
	China Merchants Port Group Co. Ltd. Class A	48,600	104
*	Double Medical Technology Inc. Class A	19,400	104
	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	102
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	142,800	102
	Zhejiang Construction Investment Group Co. Ltd. Class A	62,000	101
	Jinyu Bio-Technology Co. Ltd. Class A	77,800	99
	Hangzhou Iron & Steel Co. Class A	167,700	99

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	ASR Microelectronics Co. Ltd. Class A	11,090	99
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,900	99
	Hainan Mining Co. Ltd. Class A	109,100	99
	Transfar Zhilian Co. Ltd. Class A	144,000	98
	Bank of Xi'an Co. Ltd. Class A	206,600	98
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	69,200	97
	Blue Sail Medical Co. Ltd. Class A	99,100	95
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	224,130	95
	Beijing Jingneng Power Co. Ltd. Class A	233,500	95
	Liaoning Cheng Da Co. Ltd. Class A	56,400	94
*	Neusoft Corp. Class A	71,800	94
	Xi'An Shaangu Power Co. Ltd. Class A	88,900	94
	Rongan Property Co. Ltd. Class A	245,300	93
	Toly Bread Co. Ltd. Class A	76,654	92
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	91
	China Southern Power Grid Energy Storage Co. Ltd. Class A	73,500	91
*	Hunan Corun New Energy Co. Ltd. Class A	124,700	90
	Shenzhen Aisidi Co. Ltd. Class A	83,700	89
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	89
	Anhui Xinhua Media Co. Ltd. Class A	98,600	89
	Range Intelligent Computing Technology Group Co. Ltd. Class A	27,800	89
*	Far East Smarter Energy Co. Ltd. Class A	146,500	89
	Sany Heavy Energy Co. Ltd. Class A	21,824	88
	Cinda Real Estate Co. Ltd. Class A	163,883	87
	China Southern Power Grid Technology Co. Ltd. Class A	23,810	87
	Shanghai SMI Holding Co. Ltd. Class A	154,200	86
	Jiangling Motors Corp. Ltd. Class B	105,836	83
	Jiangling Motors Corp. Ltd. Class A	37,254	83
	Guizhou Zhenhua E Chem Inc. Class A	26,227	83
		Shares	Market Value• ($000)
*	China Fortune Land Development Co. Ltd. Class A	319,200	82
*	Huayi Brothers Media Corp. Class A	235,000	82
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	81
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	74
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	14,800	73
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	72
	Yuneng Technology Co. Ltd. Class A	4,255	71
*	Autel Intelligent Technology Corp. Ltd. Class A	18,295	70
	Red Star Macalline Group Corp. Ltd. Class A	107,580	63
	Xiamen Intretech Inc. Class A	26,180	62
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	58
	OPT Machine Vision Tech Co. Ltd. Class A	4,128	57
	China West Construction Group Co. Ltd. Class A	50,600	47
	Sansure Biotech Inc. Class A	20,483	47
	Three Squirrels Inc. Class A	18,000	45
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	38
	Contec Medical Systems Co. Ltd. Class A	11,700	35
*,1	Yango Group Co. Ltd. Class A	522,797	26
	CSG Holding Co. Ltd. Class A	30,500	23
			3,870,150
Colombia (0.0%)
	Bancolombia SA ADR	230,381	5,847
	Bancolombia SA	525,750	3,749
	Ecopetrol SA	5,689,719	3,349
	Interconexion Electrica SA ESP	900,268	3,172
[2]	Ecopetrol SA ADR	190,733	2,253
	Grupo Aval Acciones y Valores SA ADR	21,896	50
			18,420
Czech Republic (0.0%)
	CEZ A/S	319,658	13,684
	Komercni banka A/S	152,878	4,481
[3]	Moneta Money Bank A/S	670,223	2,591
	Philip Morris CR A/S	812	559
	Colt CZ Group SE	14,222	340
			21,655
		Shares	Market Value• ($000)
Denmark (2.0%)
	Novo Nordisk A/S Class B	6,275,353	605,423
	DSV A/S	356,067	53,211
*	Vestas Wind Systems A/S	2,017,116	43,721
*	Genmab A/S	131,010	37,034
	Danske Bank A/S	1,329,297	31,184
	Coloplast A/S Class B	249,075	25,975
	Carlsberg A/S Class B	189,327	22,563
	Pandora A/S	164,058	18,608
	AP Moller - Maersk A/S Class B	10,968	18,275
[3]	Orsted A/S	377,789	18,254
	Novozymes A/S Class B	400,531	18,001
	Chr Hansen Holding A/S	207,152	14,136
	Tryg A/S	690,381	13,481
*	Demant A/S	195,970	7,478
	AP Moller - Maersk A/S Class A	4,553	7,434
	Royal Unibrew A/S	99,875	7,225
	ROCKWOOL A/S Class B	17,220	3,832
	H Lundbeck A/S	490,004	2,561
	H Lundbeck A/S Class A	124,308	562
			948,958
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,461,788	8,716
	Telecom Egypt Co.	670,733	738
	Egypt Kuwait Holding Co. SAE (XCAI)	546,782	508
	Egypt Kuwait Holding Co. SAE	229,221	355
			10,317
Finland (0.7%)
	Nordea Bank Abp	5,225,418	55,035
	Sampo OYJ Class A	947,016	37,245
	UPM-Kymmene OYJ	1,070,590	36,053
	Nokia OYJ	10,562,796	35,181
	Kone OYJ Class B	654,459	28,340
	Neste OYJ	834,529	28,047
	Nordea Bank Abp (XHEL)	1,618,417	17,052
	Stora Enso OYJ Class R	1,153,020	13,858
	Elisa OYJ	287,471	12,196
	Wartsila OYJ Abp	982,467	11,724
	Metso OYJ	1,273,602	11,221
	Fortum OYJ	877,445	10,418
	Kesko OYJ Class B	542,933	9,182
	Orion OYJ Class B	209,743	8,345
	Valmet OYJ	334,431	7,505
*	Mandatum OYJ	947,016	3,660
			325,062
France (7.2%)
	LVMH Moet Hennessy Louis Vuitton SE	496,124	355,190
	TotalEnergies SE	4,493,706	300,438
	Sanofi SA	2,181,710	198,113
	Schneider Electric SE	1,070,108	164,644
	Airbus SE	1,173,916	157,394
	Hermes International SCA	68,561	127,923
	BNP Paribas SA	2,143,665	123,269

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	L'Oreal SA Loyalty Shares	290,348	122,042
*	Air Liquide SA Loyalty Shares	645,773	110,655
	EssilorLuxottica SA	610,134	110,485
	Vinci SA	983,786	108,782
	Safran SA	682,792	106,666
	AXA SA	3,563,963	105,602
	Danone SA	1,246,697	74,167
	Pernod Ricard SA	410,567	72,907
	Air Liquide SA (XPAR)	347,595	59,561
	Kering SA	143,946	58,543
	Capgemini SE	323,361	57,147
	Dassault Systemes SE	1,342,051	55,284
	Cie de Saint-Gobain SA	935,825	50,941
	STMicroelectronics NV	1,302,193	49,640
	L'Oreal SA (XPAR)	115,704	48,634
	Orange SA	3,840,805	45,176
	Legrand SA	516,922	44,717
	Cie Generale des Etablissements Michelin SCA	1,404,780	41,734
	Veolia Environnement SA	1,275,454	34,948
	Publicis Groupe SA	458,641	34,922
*	Engie SA Loyalty Shares	2,078,776	33,063
	Societe Generale SA	1,418,984	31,887
	Thales SA	198,508	29,295
	Credit Agricole SA	2,208,355	26,666
	Edenred SE	500,121	26,622
*	L'Oreal SA Loyalty Line 2024	57,973	24,368
	Carrefour SA	1,165,519	20,433
	Engie SA (XPAR)	1,126,028	17,909
	Bouygues SA	423,896	14,912
	Renault SA	384,302	13,483
	Eiffage SA	147,817	13,415
	Teleperformance SE	115,864	13,329
	Bureau Veritas SA	572,972	13,051
	Eurofins Scientific SE	246,675	12,515
	Vivendi SE	1,331,055	11,936
	Accor SA	372,116	11,871
	Getlink SE	712,748	11,510
[3]	Euronext NV	164,489	11,471
	Arkema SA	115,841	10,855
*	Unibail-Rodamco-Westfield	208,786	10,345
	Gecina SA	104,993	10,309
	Klepierre SA	408,804	9,927
	Rexel SA	476,403	9,729
	Bollore SE	1,747,920	9,542
	SCOR SE	305,380	9,117
	Sartorius Stedim Biotech	48,408	9,063
	Dassault Aviation SA	45,400	9,025
	BioMerieux	86,330	8,289
	Ipsen SA	69,062	8,163
	Alstom SA	576,061	7,801
*	Sodexo SA ACT Loyalty Shares	71,094	7,524
*	SOITEC	50,035	7,468
	Aeroports de Paris SA	64,616	7,256
[3]	La Francaise des Jeux SAEM	195,284	6,299
*,3	Worldline SA	491,019	6,244
		Shares	Market Value• ($000)
*	Air Liquide SA Loyalty Line 2024	36,120	6,189
[3]	Amundi SA	115,382	6,028
*	Ubisoft Entertainment SA	203,066	5,790
	Sodexo SA (XPAR)	54,300	5,747
	Valeo SE	417,579	5,518
	Remy Cointreau SA	44,700	5,079
	Covivio SA	105,271	4,511
	Wendel SE	56,293	4,217
*	Sodexo SA Loyalty Shares 2025	38,129	4,035
[3]	Neoen SA	133,943	3,537
*	SEB SA Loyalty Shares	31,871	3,152
*	Eurazeo SE Prime DE Fidelite	54,926	3,097
[3]	ALD SA	392,999	2,643
*	JCDecaux SE	148,208	2,319
*	Engie SA Loyalty Line 2024	122,657	1,951
	Eurazeo SE (XPAR)	28,360	1,599
	SEB SA (XPAR)	14,138	1,398
	Cie de L'Odet SE	768	1,070
*	Sodexo SA Loyalty Shares 2026	6,296	666
*	Eurazeo SE PF 2025	11,587	653
*	Sodexo Inc.	5,047	534
*	Eurazeo SE Prime Fidelite 2024	1,811	102
			3,374,051
Germany (4.9%)
	SAP SE	2,199,021	294,960
	Siemens AG (Registered)	1,494,453	198,312
	Allianz SE (Registered)	796,408	186,553
	Deutsche Telekom AG (Registered)	6,780,159	147,154
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	276,076	110,791
	Mercedes-Benz Group AG	1,721,841	101,303
	Bayer AG (Registered)	1,969,319	85,091
	BASF SE	1,781,405	82,314
	Infineon Technologies AG	2,611,809	76,291
	Deutsche Post AG	1,888,654	73,740
	Deutsche Boerse AG	368,750	60,695
[2]	adidas AG	331,162	58,883
	Bayerische Motoren Werke AG (XETR)	625,665	58,190
	RWE AG	1,424,218	54,498
	E.ON SE	4,442,117	52,853
	Deutsche Bank AG (Registered)	4,043,766	44,500
	Merck KGaA	259,186	39,147
	Daimler Truck Holding AG	1,070,955	33,650
	Vonovia SE	1,396,047	32,140
[3]	Siemens Healthineers AG	554,619	27,285
	Symrise AG	261,144	26,686
	Hannover Rueck SE	120,608	26,632
	Beiersdorf AG	200,252	26,337
	Rheinmetall AG	86,979	24,971
	Brenntag SE	309,832	23,040
	Commerzbank AG	2,084,609	22,484
		Shares	Market Value• ($000)
	Fresenius SE & Co. KGaA	825,478	21,234
	Heidelberg Materials AG	280,542	20,365
	MTU Aero Engines AG	107,634	20,231
*,3	Covestro AG	380,751	19,290
*	QIAGEN NV	445,597	16,607
	Continental AG	216,434	14,131
	Fresenius Medical Care AG & Co. KGaA	407,039	13,524
	Henkel AG & Co. KGaA (XTER)	201,278	12,721
	Puma SE	201,057	11,393
	GEA Group AG	326,166	11,155
*,3	Zalando SE	437,245	10,227
*,3	Delivery Hero SE	378,959	9,685
*	LEG Immobilien SE (XETR)	148,782	9,301
[3]	Scout24 SE	148,355	9,127
*	Deutsche Lufthansa AG (Registered)	1,215,985	8,526
	Nemetschek SE	109,284	8,166
*,2	Siemens Energy AG	871,074	7,745
	Evonik Industries AG	409,622	7,539
	Knorr-Bremse AG	134,144	7,493
	Bechtle AG	166,337	7,434
	CTS Eventim AG & Co. KGaA	117,642	7,123
*	HelloFresh SE	325,199	7,113
	thyssenkrupp AG	986,112	6,873
	Volkswagen AG	58,650	6,780
	Talanx AG	107,097	6,749
	Carl Zeiss Meditec AG (Bearer)	74,132	6,437
	Rational AG	9,668	5,513
	HOCHTIEF AG	42,772	4,431
	KION Group AG	144,261	4,426
	Wacker Chemie AG	30,213	3,708
	Hella GmbH & Co. KGaA	46,673	3,554
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	3,551
	Sixt SE (XETR)	36,332	3,135
	Telefonica Deutschland Holding AG	1,815,221	3,086
	RTL Group SA	75,999	2,658
	FUCHS SE	65,390	2,196
	Fielmann Group AG	49,911	2,150
	Deutsche Wohnen SE	97,797	2,104
[3]	DWS Group GmbH & Co. KGaA	70,169	2,060
	Traton SE	100,672	1,987
	Sartorius AG	5,329	1,097
			2,301,125
Greece (0.1%)
*	Eurobank Ergasias Services and Holdings SA Class A	5,158,278	8,431
	Mytilineos SA	206,806	7,661
*	Alpha Services and Holdings SA	4,290,090	6,422
	OPAP SA	376,641	6,380
*	National Bank of Greece SA	1,097,848	6,288
	JUMBO SA	222,236	5,847

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hellenic Telecommunications Organization SA	353,442	4,954
*	Public Power Corp. SA	421,073	4,298
*	Piraeus Financial Holdings SA	1,372,489	4,068
	Motor Oil Hellas Corinth Refineries SA	114,884	2,736
	Terna Energy SA	108,095	1,622
	Titan Cement International SA	78,526	1,471
	GEK Terna Holding Real Estate Construction SA	101,982	1,425
*	LAMDA Development SA	132,967	856
*	Aegean Airlines SA	76,910	842
	Helleniq Energy Holdings SA	113,620	834
	Autohellas Tourist and Trading SA	37,932	511
	Sarantis SA	58,908	489
	Viohalco SA	90,361	473
	Cenergy Holdings SA	67,379	453
	Athens Water Supply & Sewage Co. SA	72,796	433
	Holding Co. ADMIE IPTO SA	201,766	428
*	Ellaktor SA	165,836	327
	Quest Holdings SA	49,530	275
*,1	FF Group	60,219	—
			67,524
Hong Kong (1.6%)
	AIA Group Ltd.	23,338,211	202,665
	Hong Kong Exchanges & Clearing Ltd.	2,542,255	88,935
	Sun Hung Kai Properties Ltd.	2,845,994	29,225
	CK Hutchison Holdings Ltd.	5,329,599	26,980
	Galaxy Entertainment Group Ltd.	4,325,061	24,313
	CLP Holdings Ltd.	3,294,871	24,114
	Techtronic Industries Co. Ltd.	2,625,274	23,967
	Link REIT	5,119,930	23,496
	CK Asset Holdings Ltd.	3,897,938	19,483
	BOC Hong Kong Holdings Ltd.	7,167,030	18,953
	Lenovo Group Ltd.	15,192,809	17,680
	Hang Seng Bank Ltd.	1,449,137	16,568
	Jardine Matheson Holdings Ltd.	395,132	16,011
	Hong Kong & China Gas Co. Ltd.	21,802,110	15,177
	Power Assets Holdings Ltd.	2,739,404	13,097
*	Sands China Ltd.	4,812,704	12,956
	MTR Corp. Ltd.	2,902,172	10,849
	Wharf Real Estate Investment Co. Ltd.	3,098,420	10,838
[3]	WH Group Ltd.	15,604,502	9,320
*,3	Samsonite International SA	2,612,803	8,092
[3]	ESR Group Ltd.	5,576,914	7,166
	Hongkong Land Holdings Ltd.	2,197,954	6,971
		Shares	Market Value• ($000)
	Henderson Land Development Co. Ltd.	2,605,302	6,817
	Sino Land Co. Ltd.	6,766,520	6,755
[3]	Budweiser Brewing Co. APAC Ltd.	3,377,633	6,419
	PRADA SpA	1,027,735	6,191
	Swire Pacific Ltd. Class A	881,352	5,630
	CK Infrastructure Holdings Ltd.	1,191,059	5,521
	Want Want China Holdings Ltd.	8,824,807	5,483
	ASMPT Ltd.	625,700	5,299
[2]	New World Development Co. Ltd.	2,809,554	5,156
	Chow Tai Fook Jewellery Group Ltd.	3,581,697	5,058
	Wharf Holdings Ltd.	1,914,643	4,858
	Xinyi Glass Holdings Ltd.	4,179,583	4,802
	Hang Lung Properties Ltd.	3,647,140	4,794
	Swire Properties Ltd.	2,114,292	4,094
	PCCW Ltd.	8,245,776	4,036
*	HUTCHMED China Ltd.	971,500	3,906
	SITC International Holdings Co. Ltd.	2,530,534	3,898
	NWS Holdings Ltd.	2,831,079	3,350
	Orient Overseas International Ltd.	264,500	3,335
[3]	BOC Aviation Ltd.	419,326	2,579
*	Wynn Macau Ltd.	2,899,320	2,568
	AAC Technologies Holdings Inc.	1,354,837	2,439
	United Energy Group Ltd.	15,262,205	2,437
	Hang Lung Group Ltd.	1,790,040	2,384
	Bank of East Asia Ltd.	1,875,852	2,228
	Hysan Development Co. Ltd.	1,190,877	2,192
	L'Occitane International SA	817,105	2,100
*,2	Cathay Pacific Airways Ltd.	2,037,730	2,048
	Kerry Properties Ltd.	1,183,233	1,991
	Vitasoy International Holdings Ltd.	1,612,957	1,990
	VTech Holdings Ltd.	332,020	1,932
*	MGM China Holdings Ltd.	1,545,323	1,923
	Man Wah Holdings Ltd.	3,020,053	1,876
	First Pacific Co. Ltd.	4,527,139	1,714
	Yue Yuen Industrial Holdings Ltd.	1,424,824	1,666
	Swire Pacific Ltd. Class B	1,606,088	1,649
*	SJM Holdings Ltd.	4,726,143	1,640
*	MMG Ltd.	4,931,627	1,454
*	Shangri-La Asia Ltd.	2,180,616	1,391
*,2	Haitong International Securities Group Ltd.	7,340,775	1,325
	DFI Retail Group Holdings Ltd.	599,214	1,278
*	NagaCorp Ltd.	2,750,565	1,182
	Champion REIT	3,668,530	1,159
		Shares	Market Value• ($000)
*	Melco International Development Ltd.	1,601,675	1,120
	China Travel International Investment Hong Kong Ltd.	5,292,794	942
	Johnson Electric Holdings Ltd.	725,143	900
	Cafe de Coral Holdings Ltd.	656,419	827
	Nexteer Automotive Group Ltd.	1,648,541	795
	Dah Sing Financial Holdings Ltd.	289,449	655
[2]	Huabao International Holdings Ltd.	1,942,849	654
*	Super Hi International Holding Ltd.	323,523	536
	Kerry Logistics Network Ltd.	532,965	452
	Dah Sing Banking Group Ltd.	658,505	432
[2,3]	Js Global Lifestyle Co. Ltd.	2,408,591	379
	Guotai Junan International Holdings Ltd.	4,617,212	366
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,662,363	358
*,2,3	FIT Hon Teng Ltd.	2,240,242	300
			776,119
Hungary (0.1%)
	OTP Bank Nyrt	466,027	17,345
	MOL Hungarian Oil & Gas plc	855,621	6,811
	Richter Gedeon Nyrt	288,776	6,773
	Magyar Telekom Telecommunications plc	694,052	1,079
			32,008
Iceland (0.0%)
	Marel HF	1,145,201	3,156
[3]	Arion Banki HF	2,888,830	2,657
	Islandsbanki HF	2,261,037	1,672
*	Alvotech SA	147,073	1,293
	Hagar HF	2,087,422	1,022
	Kvika banki HF	8,423,794	842
	Festi HF	604,369	799
	Reitir fasteignafelag hf	1,431,854	791
	Eimskipafelag Islands hf	220,481	743
*	Icelandair Group HF	48,100,311	473
			13,448
India (4.9%)
	HDFC Bank Ltd.	7,678,883	136,258
	Reliance Industries Ltd.	4,225,897	116,203
	Tata Consultancy Services Ltd.	2,057,427	83,292
[3]	Reliance Industries Ltd. GDR	1,245,084	68,029
	Infosys Ltd.	3,506,717	57,671
[2]	Infosys Ltd. ADR	3,383,108	55,551
	Axis Bank Ltd.	4,603,256	54,318
	Hindustan Unilever Ltd.	1,784,163	53,245
	Bharti Airtel Ltd. (XNSE)	4,822,606	52,965

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Larsen & Toubro Ltd.	1,358,725	47,815
	Bajaj Finance Ltd.	483,257	43,503
	ICICI Bank Ltd.	3,183,658	35,026
	Maruti Suzuki India Ltd.	266,237	33,247
	HCL Technologies Ltd.	2,141,910	32,854
	Mahindra & Mahindra Ltd.	1,872,516	32,816
	Asian Paints Ltd.	907,917	32,704
	Titan Co. Ltd.	839,418	32,180
	ITC Ltd.	6,013,434	30,954
	Sun Pharmaceutical Industries Ltd.	2,204,332	28,820
	Tata Motors Ltd.	3,599,490	27,187
	NTPC Ltd.	9,492,397	26,893
	Tata Steel Ltd.	16,550,122	23,617
	UltraTech Cement Ltd.	231,683	23,447
	Nestle India Ltd.	72,635	21,151
	Power Grid Corp. of India Ltd.	8,441,303	20,502
	Adani Enterprises Ltd.	703,866	19,409
	State Bank of India GDR (Registered)	270,365	18,327
	JSW Steel Ltd.	2,019,181	17,866
*	Jio Financial Services Ltd.	6,746,219	17,745
	Grasim Industries Ltd.	778,347	17,640
	Coal India Ltd.	4,596,770	17,352
	Oil & Natural Gas Corp. Ltd.	7,641,656	17,099
	Tech Mahindra Ltd.	1,226,070	16,709
	Adani Ports & Special Economic Zone Ltd.	1,674,336	15,795
	Hindalco Industries Ltd.	2,860,567	15,790
	Cipla Ltd.	1,028,036	14,819
[3]	HDFC Life Insurance Co. Ltd.	1,987,121	14,762
	Bajaj Finserv Ltd.	768,466	14,490
[3]	SBI Life Insurance Co. Ltd.	849,099	13,946
*	Zomato Ltd.	10,941,270	13,839
	Tata Consumer Products Ltd.	1,232,085	13,331
*,3	Avenue Supermarts Ltd.	300,165	13,106
	Britannia Industries Ltd.	241,947	12,870
	Shriram Finance Ltd.	562,453	12,692
	Apollo Hospitals Enterprise Ltd.	201,082	11,643
	Dr. Reddy's Laboratories Ltd.	173,574	11,203
[3]	LTIMindtree Ltd.	183,554	11,168
	Cholamandalam Investment and Finance Co. Ltd.	814,386	11,129
	Eicher Motors Ltd.	280,968	11,120
	Bharat Electronics Ltd.	6,889,394	11,037
	Divi's Laboratories Ltd.	256,327	10,432
	Varun Beverages Ltd.	909,374	9,926
	Hero MotoCorp Ltd.	265,466	9,851
	Tata Power Co. Ltd.	3,381,863	9,730
	Trent Ltd.	369,076	9,553
	Max Healthcare Institute Ltd.	1,359,492	9,371
		Shares	Market Value• ($000)
*	Adani Green Energy Ltd.	841,485	9,208
	Pidilite Industries Ltd.	306,481	9,049
	TVS Motor Co. Ltd.	469,227	8,967
	Indian Oil Corp. Ltd.	8,319,319	8,962
*	Godrej Consumer Products Ltd.	741,766	8,838
	REC Ltd.	2,544,708	8,796
	Bajaj Auto Ltd.	137,243	8,755
	Power Finance Corp. Ltd.	2,936,621	8,697
	DLF Ltd.	1,273,162	8,625
*	Adani Power Ltd.	1,951,463	8,503
	Bharat Petroleum Corp. Ltd.	2,027,143	8,498
	Shree Cement Ltd.	27,388	8,441
	Hindustan Aeronautics Ltd.	382,916	8,380
[3]	ICICI Lombard General Insurance Co. Ltd.	491,615	8,114
	Indian Hotels Co. Ltd.	1,681,952	7,747
*	Yes Bank Ltd.	40,324,091	7,728
	Gail India Ltd.	5,331,928	7,656
	SRF Ltd.	288,589	7,610
	Info Edge India Ltd.	154,189	7,567
	Tube Investments of India Ltd.	199,858	7,561
	Wipro Ltd. ADR	1,651,373	7,514
*,3	InterGlobe Aviation Ltd.	253,396	7,474
	Dabur India Ltd.	1,175,465	7,467
	Havells India Ltd.	493,128	7,383
*	United Spirits Ltd.	589,815	7,314
	Persistent Systems Ltd.	98,532	7,298
	Siemens Ltd.	181,844	7,276
	Ambuja Cements Ltd.	1,417,740	7,233
	MRF Ltd.	5,531	7,196
*	One 97 Communications Ltd.	642,314	7,109
	Coforge Ltd.	116,964	7,009
	UPL Ltd.	1,072,431	6,963
	Colgate-Palmolive India Ltd.	269,476	6,842
	Marico Ltd.	1,049,769	6,765
	Lupin Ltd.	492,818	6,678
[3]	HDFC Asset Management Co. Ltd.	202,047	6,637
	Supreme Industries Ltd.	127,023	6,605
	PI Industries Ltd.	160,408	6,551
*	Adani Energy Solutions Ltd.	702,832	6,489
	APL Apollo Tubes Ltd.	339,733	6,389
	Tata Elxsi Ltd.	69,700	6,385
*	IDFC First Bank Ltd.	6,394,759	6,355
	Bharat Forge Ltd.	513,522	6,290
	CG Power & Industrial Solutions Ltd.	1,330,101	6,229
	Vedanta Ltd.	2,378,520	6,190
	State Bank of India	904,222	6,144
	Jindal Steel & Power Ltd.	790,554	6,019
	Federal Bank Ltd.	3,487,856	5,895
	Ashok Leyland Ltd.	2,901,768	5,850
		Shares	Market Value• ($000)
	Polycab India Ltd.	94,213	5,568
	Cummins India Ltd.	272,264	5,484
*	PB Fintech Ltd.	648,269	5,455
	Aurobindo Pharma Ltd.	531,423	5,423
[3]	AU Small Finance Bank Ltd.	666,386	5,356
	Astral Ltd. (XNSE)	238,445	5,301
	SBI Cards & Payment Services Ltd.	591,390	5,300
	ABB India Ltd.	106,870	5,271
	Wipro Ltd.	1,142,881	5,247
	Page Industries Ltd.	11,491	5,221
*	Zee Entertainment Enterprises Ltd.	1,663,192	5,178
*	Max Financial Services Ltd.	459,466	5,046
	Balkrishna Industries Ltd.	164,470	5,045
	Bank of Baroda	2,114,089	4,985
	Indian Railway Catering & Tourism Corp. Ltd.	614,344	4,910
[3]	ICICI Prudential Life Insurance Co. Ltd.	777,199	4,904
	Samvardhana Motherson International Ltd.	4,406,333	4,866
	Tata Motors Ltd. Class A	952,217	4,808
	Voltas Ltd.	463,308	4,662
	Embassy Office Parks REIT	1,240,778	4,643
	Container Corp. of India Ltd.	558,721	4,620
	Torrent Pharmaceuticals Ltd.	198,176	4,581
*	FSN E-Commerce Ventures Ltd.	2,726,092	4,563
	Tata Communications Ltd.	227,611	4,551
[3]	Sona Blw Precision Forgings Ltd.	696,142	4,530
	Dr Reddy's Laboratories Ltd. ADR	69,033	4,496
	Bajaj Holdings & Investment Ltd.	53,937	4,487
	Jubilant Foodworks Ltd.	745,678	4,487
	Dixon Technologies India Ltd.	72,852	4,465
	NMDC Ltd. (XNSE)	2,356,824	4,368
[3]	Macrotech Developers Ltd.	457,342	4,328
	Mphasis Ltd.	167,474	4,276
	Dalmia Bharat Ltd.	167,987	4,247
[3]	Bandhan Bank Ltd.	1,614,942	4,158
	Bosch Ltd.	17,413	4,070
	Kotak Mahindra Bank Ltd.	192,408	4,022
	Berger Paints India Ltd.	594,424	3,988
*	Godrej Properties Ltd.	196,324	3,918
	Torrent Power Ltd.	435,356	3,803
	Adani Total Gas Ltd.	559,633	3,785
	ACC Ltd.	166,049	3,767
	Bharat Heavy Electricals Ltd.	2,560,459	3,719
*	Hindustan Petroleum Corp. Ltd.	1,242,101	3,695
	Petronet LNG Ltd.	1,533,181	3,675

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Punjab National Bank	4,099,229	3,596
	Mahindra & Mahindra Financial Services Ltd.	1,212,999	3,576
	JSW Energy Ltd.	769,176	3,566
	Cadila Healthcare Ltd.	510,024	3,514
*	Indus Towers Ltd.	1,691,432	3,500
	Canara Bank	746,362	3,448
[3]	Laurus Labs Ltd.	783,518	3,405
	LIC Housing Finance Ltd.	613,727	3,387
	Muthoot Finance Ltd.	216,821	3,383
	Deepak Nitrite Ltd.	139,573	3,331
	Oberoi Realty Ltd.	241,229	3,297
	Indraprastha Gas Ltd.	716,334	3,291
	Ipca Laboratories Ltd.	274,594	3,244
*	GMR Airports Infrastructure Ltd.	4,896,277	3,213
[3]	Indian Railway Finance Corp. Ltd.	3,605,409	3,146
*	Star Health & Allied Insurance Co. Ltd.	448,705	3,126
	Linde India Ltd.	43,195	3,109
	Patanjali Foods Ltd.	186,180	3,057
	AIA Engineering Ltd.	71,385	3,014
	Steel Authority of India Ltd.	2,972,783	2,995
	Solar Industries India Ltd.	44,598	2,946
	Exide Industries Ltd.	938,673	2,879
	NHPC Ltd.	4,722,688	2,848
	Coromandel International Ltd.	224,815	2,817
	Piramal Enterprises Ltd.	240,192	2,815
	L&T Finance Holdings Ltd.	1,739,695	2,779
	Schaeffler India Ltd.	82,096	2,778
	Union Bank of India Ltd.	2,271,072	2,774
[3]	L&T Technology Services Ltd.	53,603	2,699
	Glenmark Pharmaceuticals Ltd.	298,086	2,679
	United Breweries Ltd.	136,493	2,649
	Emami Ltd.	423,817	2,596
	Gujarat Fluorochemicals Ltd.	77,592	2,588
[3]	Syngene International Ltd.	298,482	2,439
	Biocon Ltd.	918,476	2,424
	Oil India Ltd.	666,162	2,394
[3]	RBL Bank Ltd.	902,847	2,392
	UNO Minda Ltd.	332,852	2,331
	Bata India Ltd.	121,156	2,280
*	Vodafone Idea Ltd.	15,937,069	2,269
	Alkem Laboratories Ltd.	49,550	2,216
	Aarti Industries Ltd.	383,873	2,096
	Oracle Financial Services Software Ltd.	44,441	2,071
[3]	Dr Lal PathLabs Ltd.	69,923	2,031
	Gujarat Gas Ltd.	403,569	1,984
	3M India Ltd.	5,542	1,982
*	Aditya Birla Capital Ltd.	953,912	1,977
	Indian Bank	386,061	1,948
		Shares	Market Value• ($000)
	Honeywell Automation India Ltd.	4,462	1,929
	Vedant Fashions Ltd.	118,238	1,834
	Hindustan Zinc Ltd.	470,755	1,672
	Bank of India	1,442,250	1,661
	Castrol India Ltd.	984,699	1,610
	Kansai Nerolac Paints Ltd.	410,094	1,552
	Relaxo Footwears Ltd.	142,301	1,535
*	Rajesh Exports Ltd.	278,548	1,503
[3]	Nippon Life India Asset Management Ltd.	317,363	1,493
	Bayer CropScience Ltd.	25,215	1,491
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	1,438
	Sun TV Network Ltd.	172,302	1,312
*	Adani Wilmar Ltd.	316,631	1,242
	Whirlpool of India Ltd.	60,354	1,191
*	Godrej Industries Ltd.	137,564	1,038
*	Tata Teleservices Maharashtra Ltd.	1,003,654	1,038
	IDBI Bank Ltd.	1,143,785	850
[3]	General Insurance Corp. of India	193,929	531
*	Mangalore Refinery & Petrochemicals Ltd.	392,134	489
	Bharti Airtel Ltd.	32,300	208
			2,321,017
Indonesia (0.6%)
	Bank Central Asia Tbk PT	111,040,343	61,174
	Bank Rakyat Indonesia Persero Tbk PT	140,628,703	43,972
	Bank Mandiri Persero Tbk PT	88,796,844	31,723
	Telkom Indonesia Persero Tbk PT	93,124,824	20,414
	Astra International Tbk PT	40,477,188	14,725
	Bank Negara Indonesia Persero Tbk PT	30,235,574	9,125
	Sumber Alfaria Trijaya Tbk PT	37,515,800	6,828
*	GoTo Gojek Tokopedia Tbk PT	1,471,492,400	5,567
*	Charoen Pokphand Indonesia Tbk PT	14,760,864	5,391
*	Merdeka Copper Gold Tbk PT	37,511,300	5,261
	United Tractors Tbk PT	2,965,212	4,692
	Kalbe Farma Tbk PT	37,739,537	4,014
	Adaro Energy Tbk PT	24,761,363	3,995
	Indofood Sukses Makmur Tbk PT	8,942,605	3,744
	Barito Pacific Tbk PT	50,377,650	3,570
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,259,800	3,179
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	2,986
	Unilever Indonesia Tbk PT	11,353,450	2,589
		Shares	Market Value• ($000)
	Semen Indonesia Persero Tbk PT	6,731,719	2,587
	Indosat Tbk PT	3,704,600	2,205
	Sarana Menara Nusantara Tbk PT	38,036,200	2,133
	Elang Mahkota Teknologi Tbk PT	56,474,100	1,779
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,757
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	1,676
	Dayamitra Telekomunikasi PT	35,884,200	1,400
	Gudang Garam Tbk PT	944,386	1,384
	Bukit Asam Tbk PT	8,352,055	1,304
	Mayora Indah Tbk PT	7,227,000	1,297
	XL Axiata Tbk PT	9,005,305	1,287
	Vale Indonesia Tbk PT	3,962,262	1,235
	Jasa Marga Persero Tbk PT	4,282,519	1,149
	Tower Bersama Infrastructure Tbk PT	8,749,257	1,140
*	Bumi Serpong Damai Tbk PT	16,988,240	1,074
	Avia Avian Tbk PT	33,963,500	1,069
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	992
*	Smartfren Telecom Tbk PT	217,675,700	712
	LEG Immobilien SE	6,721,661	635
*	MNC Digital Entertainment Tbk PT	1,897,400	360
	Surya Citra Media Tbk PT	37,525,095	357
	Astra Agro Lestari Tbk PT	800,525	355
	Bank Danamon Indonesia Tbk PT	1,646,227	284
			261,120
Ireland (0.2%)
	Kerry Group plc Class A	309,348	23,895
	Kingspan Group plc	302,519	20,359
	Bank of Ireland Group plc	2,118,762	18,988
	AIB Group plc	2,523,341	10,955
	Glanbia plc (XDUB)	361,683	5,696
*,1	Irish Bank Resolution Corp. Ltd.	236,607	—
			79,893
Israel (0.4%)
	Bank Leumi Le-Israel BM	3,092,132	19,916
*	Nice Ltd.	127,965	19,617
	Bank Hapoalim BM	2,692,462	19,259
*	Teva Pharmaceutical Industries Ltd.	2,232,675	19,166
	Israel Discount Bank Ltd. Class A	2,513,716	11,049
	Elbit Systems Ltd.	49,666	9,238
	Mizrahi Tefahot Bank Ltd.	278,637	8,624
	ICL Group Ltd.	1,452,519	7,065
*	Nova Ltd.	58,589	5,610
*	Tower Semiconductor Ltd.	221,987	5,155

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,135,089	5,088
	First International Bank of Israel Ltd.	105,495	3,591
	Azrieli Group Ltd.	75,064	3,232
*	Enlight Renewable Energy Ltd.	227,184	3,061
	Mivne Real Estate KD Ltd.	1,316,003	2,840
	Phoenix Holdings Ltd.	305,139	2,591
	Melisron Ltd.	45,589	2,471
*	Big Shopping Centers Ltd.	27,385	1,919
*	Airport City Ltd.	141,111	1,858
	Delek Group Ltd.	16,004	1,751
*	Israel Corp. Ltd.	7,277	1,571
*	Strauss Group Ltd.	83,589	1,549
	Amot Investments Ltd.	352,834	1,478
	Harel Insurance Investments & Financial Services Ltd.	229,414	1,473
	Shapir Engineering and Industry Ltd.	264,861	1,419
	Energix-Renewable Energies Ltd.	500,233	1,217
	Electra Ltd.	3,602	1,141
*	Fattal Holdings 1998 Ltd.	12,476	1,032
*	OPC Energy Ltd.	164,233	891
	Gav-Yam Lands Corp. Ltd.	55,428	314
*	Shikun & Binui Ltd.	1	—
			165,186
Italy (1.7%)
	Enel SpA	15,576,927	98,876
	UniCredit SpA	3,530,100	88,498
	Intesa Sanpaolo SpA	30,964,530	80,687
	Ferrari NV	237,200	71,802
	Eni SpA	4,355,127	71,196
	Assicurazioni Generali SpA	2,699,092	53,614
	Stellantis NV	2,632,070	49,173
	Stellantis NV (XNYS)	1,726,792	32,281
	Terna - Rete Elettrica Nazionale	2,820,978	21,600
	CNH Industrial NV	1,945,210	21,557
	Moncler SpA	409,068	21,246
	Snam SpA	4,543,597	20,835
	Prysmian SpA	529,401	19,825
	Mediobanca Banca di Credito Finanziario SpA	1,277,001	15,254
	FinecoBank Banca Fineco SpA	1,228,156	14,488
	Banco BPM SpA	2,747,867	14,059
	Tenaris SA	800,318	12,768
	Leonardo SpA	802,581	12,129
	Davide Campari-Milano NV	993,740	10,985
	Recordati Industria Chimica e Farmaceutica SpA	195,651	9,050
[3]	Poste Italiane SpA	912,992	9,039
[3]	Infrastrutture Wireless Italiane SpA	711,734	7,793
	Amplifon SpA	257,873	7,288
	Interpump Group SpA	160,991	6,732
		Shares	Market Value• ($000)
*,3	Nexi SpA	1,118,262	6,498
	A2A SpA	3,094,371	5,808
*	Telecom Italia SpA (MTAA)	22,170,239	5,732
	Italgas SpA	991,322	5,038
	Buzzi SpA	168,447	4,460
	Hera SpA	1,546,313	4,350
[3]	Pirelli & C SpA	973,842	4,339
	Reply SpA	45,549	4,298
	Banca Mediolanum SpA	486,581	3,973
	DiaSorin SpA	43,085	3,861
	Tenaris SA ADR	68,317	2,140
	UnipolSai Assicurazioni SpA	781,431	1,852
			823,124
Japan (16.2%)
	Toyota Motor Corp.	23,947,135	418,925
	Sony Group Corp.	2,473,484	205,643
	Mitsubishi UFJ Financial Group Inc.	23,268,054	195,199
	Keyence Corp.	390,074	151,005
	Sumitomo Mitsui Financial Group Inc.	2,552,681	123,060
	Tokyo Electron Ltd.	890,320	117,645
	Shin-Etsu Chemical Co. Ltd.	3,864,185	115,552
	Hitachi Ltd.	1,798,836	114,022
	Mitsui & Co. Ltd.	2,973,270	108,061
	Mitsubishi Corp.	2,288,672	106,688
	Honda Motor Co. Ltd.	9,872,439	101,180
	Daiichi Sankyo Co. Ltd.	3,768,369	97,164
	ITOCHU Corp.	2,657,328	95,720
	KDDI Corp.	3,186,624	95,327
	Nintendo Co. Ltd.	2,088,350	86,279
	Mizuho Financial Group Inc.	5,080,670	86,262
	Tokio Marine Holdings Inc.	3,716,110	83,138
	Takeda Pharmaceutical Co. Ltd.	3,020,455	81,989
	SoftBank Group Corp.	1,942,107	79,537
	Recruit Holdings Co. Ltd.	2,673,314	76,651
	Daikin Industries Ltd.	531,631	76,650
	Fast Retailing Co. Ltd.	309,186	68,453
	Nippon Telegraph & Telephone Corp.	56,899,925	66,958
	Hoya Corp.	685,609	66,003
	Softbank Corp.	5,499,739	62,185
	Oriental Land Co. Ltd.	1,880,629	60,830
	Murata Manufacturing Co. Ltd.	3,369,765	57,722
	Seven & i Holdings Co. Ltd.	1,543,959	56,569
	Japan Tobacco Inc.	2,370,175	55,175
	Denso Corp.	3,519,736	51,974
	SMC Corp.	111,331	51,409
	FANUC Corp.	1,909,230	47,380
	Fujitsu Ltd.	356,739	46,215
	Astellas Pharma Inc.	3,606,616	45,623
	Canon Inc.	1,906,340	45,067
	Marubeni Corp.	3,066,427	44,837
		Shares	Market Value• ($000)
	Mitsubishi Electric Corp.	3,896,626	44,681
	Sumitomo Corp.	2,198,727	43,222
	ORIX Corp.	2,354,721	42,824
	Bridgestone Corp.	1,122,802	42,493
	Komatsu Ltd.	1,834,409	42,148
	Central Japan Railway Co.	1,817,785	40,915
	Dai-ichi Life Holdings Inc.	1,882,725	39,773
	FUJIFILM Holdings Corp.	711,126	38,897
	Mitsui Fudosan Co. Ltd.	1,788,285	38,761
	Chugai Pharmaceutical Co. Ltd.	1,303,221	38,649
	Nidec Corp.	1,036,369	38,015
	Advantest Corp.	1,475,664	38,011
	East Japan Railway Co.	723,719	37,588
	Panasonic Holdings Corp.	4,271,584	37,477
	Japan Post Holdings Co. Ltd.	4,173,825	36,943
	Terumo Corp.	1,300,531	35,580
	Daiwa House Industry Co. Ltd.	1,291,829	35,533
	Nippon Steel Corp.	1,636,040	35,288
	Asahi Group Holdings Ltd.	973,550	35,214
	Suzuki Motor Corp.	905,197	35,132
	Ajinomoto Co. Inc.	921,886	33,670
	Kao Corp.	910,883	33,233
	Olympus Corp.	2,477,179	33,084
	MS&AD Insurance Group Holdings Inc.	901,548	33,033
	Otsuka Holdings Co. Ltd.	960,800	32,327
*	Renesas Electronics Corp.	2,395,956	31,472
	Aeon Co. Ltd.	1,427,185	30,027
	Kyocera Corp.	601,921	29,670
	Disco Corp.	167,333	29,551
	Mitsubishi Heavy Industries Ltd.	572,325	29,477
	Kubota Corp.	2,144,070	28,836
	Mitsubishi Estate Co. Ltd.	2,208,883	28,274
	Eisai Co. Ltd.	529,174	28,035
	Inpex Corp.	1,871,698	27,160
	TDK Corp.	720,692	26,965
	Japan Post Bank Co. Ltd.	2,896,270	26,846
	Sompo Holdings Inc.	617,621	26,755
	Sumitomo Mitsui Trust Holdings Inc.	709,098	26,589
	Secom Co. Ltd.	381,473	26,495
	Unicharm Corp.	772,078	26,234
	Lasertec Corp.	151,840	25,081
	NEC Corp.	515,584	24,826
	Shiseido Co. Ltd.	779,584	24,725
	Shionogi & Co. Ltd.	530,497	24,702
	Bandai Namco Holdings Inc.	1,171,130	24,264
	Toyota Tsusho Corp.	448,087	23,854
	Toyota Industries Corp.	320,004	23,717
	Nippon Yusen KK	968,044	23,685
	Nomura Holdings Inc.	6,067,580	23,442

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Resona Holdings Inc.	4,252,351	22,722
	Nomura Research Institute Ltd.	859,238	22,555
	Shimano Inc.	152,460	21,940
	Sekisui House Ltd.	1,098,479	21,511
	Subaru Corp.	1,208,344	20,917
	ENEOS Holdings Inc.	5,632,024	20,869
	Kirin Holdings Co. Ltd.	1,483,414	20,847
	Kikkoman Corp.	363,773	20,697
	Japan Exchange Group Inc.	1,046,619	20,697
	Sumitomo Realty & Development Co. Ltd.	791,090	19,852
	Obic Co. Ltd.	134,169	19,832
	Kansai Electric Power Co. Inc.	1,457,101	18,656
	Tokyo Gas Co. Ltd.	818,092	18,372
	Nitto Denko Corp.	282,187	18,259
	Sysmex Corp.	380,718	18,237
	T&D Holdings Inc.	996,359	17,774
	West Japan Railway Co.	461,149	17,576
	Mitsui OSK Lines Ltd.	668,095	17,248
	Yaskawa Electric Corp.	517,659	16,945
	Chubu Electric Power Co. Inc.	1,398,615	16,901
	Daiwa Securities Group Inc.	2,893,602	16,686
	Nitori Holdings Co. Ltd.	149,494	16,189
	JFE Holdings Inc.	1,138,751	15,866
	Sumitomo Electric Industries Ltd.	1,502,580	15,774
	NTT Data Group Corp.	1,268,509	15,641
	Pan Pacific International Holdings Corp.	804,705	15,584
	Asahi Kasei Corp.	2,481,478	15,256
	Kawasaki Kisen Kaisha Ltd.	437,100	14,988
	Nissan Motor Co. Ltd.	3,867,799	14,883
	Osaka Gas Co. Ltd.	788,991	14,879
	Yamaha Motor Co. Ltd.	608,684	14,874
	Toray Industries Inc.	3,034,206	14,679
	Ono Pharmaceutical Co. Ltd.	840,882	14,522
	Mitsubishi Chemical Group Corp.	2,553,178	14,447
	Nexon Co. Ltd.	786,172	14,426
	Kajima Corp.	856,687	14,159
	Daito Trust Construction Co. Ltd.	129,075	13,845
	Hankyu Hanshin Holdings Inc.	437,225	13,757
	Nippon Paint Holdings Co. Ltd.	2,028,021	13,635
	Tokyu Corp.	1,189,710	13,431
	Sumitomo Metal Mining Co. Ltd.	476,146	13,376
	LY Corp.	5,229,122	13,332
*	Tokyo Electric Power Co. Holdings Inc.	3,117,186	13,191
	Dai Nippon Printing Co. Ltd.	501,769	13,090
	Omron Corp.	364,603	13,063
	Shares	Market Value• ($000)
M3 Inc.	841,211	12,956
MINEBEA MITSUMI Inc.	818,756	12,838
MatsukiyoCocokara & Co.	726,725	12,748
Shimadzu Corp.	538,514	12,734
MEIJI Holdings Co. Ltd.	514,778	12,671
Makita Corp.	488,085	12,615
Nippon Building Fund Inc.	3,086	12,399
TOPPAN Holdings Inc.	536,107	12,365
AGC Inc.	359,091	12,216
Yakult Honsha Co. Ltd.	518,396	12,216
Aisin Corp.	345,955	12,051
Dentsu Group Inc.	411,720	11,959
SG Holdings Co. Ltd.	840,225	11,910
Taisei Corp.	347,466	11,783
Nissin Foods Holdings Co. Ltd.	134,522	11,705
Obayashi Corp.	1,354,223	11,600
Isuzu Motors Ltd.	1,030,344	11,489
Capcom Co. Ltd.	353,770	11,388
Mazda Motor Corp.	1,148,592	11,102
Asics Corp.	344,035	10,898
Yamato Holdings Co. Ltd.	643,576	10,719
Nissan Chemical Corp.	260,253	10,614
Rohm Co. Ltd.	658,972	10,558
SBI Holdings Inc.	488,953	10,520
Keisei Electric Railway Co. Ltd.	276,731	10,424
Idemitsu Kosan Co. Ltd.	450,343	10,225
Kintetsu Group Holdings Co. Ltd.	358,581	10,089
Zensho Holdings Co. Ltd.	191,828	10,083
Concordia Financial Group Ltd.	2,166,184	10,065
Nomura Real Estate Master Fund Inc.	9,081	10,020
Konami Group Corp.	191,319	9,911
TIS Inc.	457,880	9,805
Japan Real Estate Investment Corp.	2,631	9,772
Tobu Railway Co. Ltd.	401,886	9,673
Fuji Electric Co. Ltd.	253,266	9,643
Daifuku Co. Ltd.	579,996	9,583
Hamamatsu Photonics KK	256,812	9,539
Sojitz Corp.	454,205	9,432
JSR Corp.	349,713	9,360
Ricoh Co. Ltd.	1,150,595	9,326
Ibiden Co. Ltd.	215,660	9,195
Rohto Pharmaceutical Co. Ltd.	387,650	9,044
Sekisui Chemical Co. Ltd.	655,581	8,979
Japan Metropolitan Fund Investment	13,891	8,964
Chiba Bank Ltd.	1,189,246	8,858
Yokogawa Electric Corp.	486,793	8,838
Odakyu Electric Railway Co. Ltd.	613,100	8,728
Nippon Prologis REIT Inc.	4,897	8,714
Niterra Co. Ltd.	388,002	8,685
		Shares	Market Value• ($000)
	SUMCO Corp.	670,753	8,668
	Trend Micro Inc.	227,090	8,558
	Mitsui Chemicals Inc.	339,054	8,546
	Fukuoka Financial Group Inc.	320,712	8,478
	Mitsubishi HC Capital Inc. (XTKS)	1,281,933	8,451
	MISUMI Group Inc.	553,144	8,374
	Shizuoka Financial Group Inc.	975,928	8,299
	Toyo Suisan Kaisha Ltd.	179,741	8,292
	Otsuka Corp.	206,741	8,289
[2]	Kenedix Office Investment Corp.	7,860	8,198
	GLP J-Reit	9,152	8,197
	Rakuten Group Inc.	2,205,938	8,160
	Kyoto Financial Group Inc.	143,567	8,139
	Ebara Corp.	183,497	8,126
	Yamaha Corp.	302,052	8,068
	Isetan Mitsukoshi Holdings Ltd.	701,249	7,911
	Kobe Steel Ltd.	664,367	7,855
	Nisshin Seifun Group Inc.	519,204	7,832
	Kuraray Co. Ltd.	679,779	7,777
	Kyowa Kirin Co. Ltd.	495,382	7,770
	Sumitomo Chemical Co. Ltd.	3,029,130	7,699
	Hulic Co. Ltd.	836,264	7,667
	Shimizu Corp.	1,074,934	7,650
	Daiwa House REIT Investment Corp.	4,321	7,647
	Toho Co. Ltd.	221,407	7,564
	Suntory Beverage & Food Ltd.	249,415	7,506
	Azbil Corp.	252,910	7,473
	Oji Holdings Corp.	1,745,573	7,466
	SCREEN Holdings Co. Ltd.	159,442	7,413
	Brother Industries Ltd.	470,428	7,339
	Hoshizaki Corp.	227,152	7,336
	Japan Post Insurance Co. Ltd.	379,839	7,314
	Hirose Electric Co. Ltd.	63,960	7,247
	Seiko Epson Corp.	521,658	7,242
	Nippon Sanso Holdings Corp.	286,256	7,219
	USS Co. Ltd.	406,721	7,109
	TOTO Ltd.	290,892	7,014
	Tokyu Fudosan Holdings Corp.	1,199,870	6,991
[2]	Kobe Bussan Co. Ltd.	280,188	6,934
	NIPPON EXPRESS HOLDINGS Inc.	134,681	6,922
	Keio Corp.	231,199	6,861
	Koito Manufacturing Co. Ltd.	454,952	6,816
	Tosoh Corp.	556,642	6,816
	Socionext Inc.	69,500	6,779
	BayCurrent Consulting Inc.	268,000	6,729
	McDonald's Holdings Co. Japan Ltd.	172,900	6,727
	Kurita Water Industries Ltd.	221,102	6,718
	Ryohin Keikaku Co. Ltd.	469,946	6,626

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sumitomo Forestry Co. Ltd.	280,370	6,620
	Asahi Intecc Co. Ltd.	391,967	6,586
*	Skylark Holdings Co. Ltd.	444,364	6,556
	Kyushu Railway Co.	316,288	6,467
	Kawasaki Heavy Industries Ltd.	290,947	6,422
*	ANA Holdings Inc.	321,534	6,312
	Haseko Corp.	511,702	6,297
	Hikari Tsushin Inc.	43,511	6,277
	Orix JREIT Inc.	5,338	6,135
	NGK Insulators Ltd.	499,841	6,107
	Amada Co. Ltd.	625,285	6,066
	Mebuki Financial Group Inc.	1,991,873	6,030
	Cosmo Energy Holdings Co. Ltd.	164,526	6,019
	NH Foods Ltd.	200,078	6,003
	United Urban Investment Corp.	5,912	5,960
*	Kyushu Electric Power Co. Inc.	929,068	5,936
	Tohoku Electric Power Co. Inc.	943,280	5,890
	Resonac Holdings Corp.	357,736	5,799
	Nikon Corp.	610,399	5,795
	Santen Pharmaceutical Co. Ltd.	666,000	5,777
	Marui Group Co. Ltd.	362,963	5,740
	Lixil Corp.	522,476	5,729
	Advance Residence Investment Corp.	2,588	5,627
	Taiyo Yuden Co. Ltd.	245,350	5,500
	Hitachi Construction Machinery Co. Ltd.	212,639	5,494
	Nagoya Railroad Co. Ltd.	390,858	5,472
	Kansai Paint Co. Ltd.	371,402	5,435
	Japan Airlines Co. Ltd.	292,365	5,375
	Tsuruha Holdings Inc.	72,651	5,337
	Tokyo Tatemono Co. Ltd.	400,821	5,322
	Persol Holdings Co. Ltd.	3,505,910	5,257
	Sanwa Holdings Corp.	389,072	5,249
	JGC Holdings Corp.	426,054	5,248
	NOF Corp.	132,350	5,221
	Sumitomo Heavy Industries Ltd.	226,501	5,185
	Invincible Investment Corp.	13,358	5,137
	Alfresa Holdings Corp.	323,413	5,123
	Square Enix Holdings Co. Ltd.	154,064	5,118
	Yamazaki Baking Co. Ltd.	240,370	5,089
	Nomura Real Estate Holdings Inc.	217,619	5,083
	Electric Power Development Co. Ltd.	329,206	5,047
	Hachijuni Bank Ltd.	885,177	5,041
	Medipal Holdings Corp.	296,057	4,978
	Sega Sammy Holdings Inc.	317,968	4,973
		Shares	Market Value• ($000)
	Kobayashi Pharmaceutical Co. Ltd.	119,949	4,952
	IHI Corp.	257,324	4,939
	Tokyo Century Corp.	126,411	4,870
	Yokohama Rubber Co. Ltd.	262,863	4,858
	Iwatani Corp.	101,100	4,835
	Toshiba Corp.	158,496	4,818
	Credit Saison Co. Ltd.	321,090	4,813
	Sanrio Co. Ltd.	113,000	4,812
	Mitsubishi Gas Chemical Co. Inc.	355,179	4,801
	Toyo Seikan Group Holdings Ltd.	284,438	4,782
	Keihan Holdings Co. Ltd.	195,235	4,775
	J Front Retailing Co. Ltd.	494,656	4,716
	Stanley Electric Co. Ltd.	293,740	4,698
	Open House Group Co. Ltd.	142,383	4,693
	Japan Airport Terminal Co. Ltd.	106,683	4,692
	Kyushu Financial Group Inc.	742,476	4,679
	Lion Corp.	487,370	4,677
	INFRONEER Holdings Inc.	439,445	4,636
	Lawson Inc.	95,758	4,628
	Oracle Corp. Japan	65,051	4,615
[2]	Aozora Bank Ltd.	226,274	4,615
*	Mercari Inc.	227,879	4,573
	NSK Ltd.	836,358	4,502
	Goldwin Inc.	71,101	4,490
	Air Water Inc.	354,214	4,466
	CyberAgent Inc.	844,568	4,434
	Nichirei Corp.	204,720	4,431
	Sapporo Holdings Ltd.	124,819	4,394
	COMSYS Holdings Corp.	213,389	4,389
[2]	Sekisui House REIT Inc.	8,270	4,356
	Japan Prime Realty Investment Corp.	1,852	4,338
	Shimamura Co. Ltd.	43,667	4,309
	Iida Group Holdings Co. Ltd.	277,111	4,303
	Shinko Electric Industries Co. Ltd.	132,800	4,264
	Daicel Corp.	500,223	4,254
	Hisamitsu Pharmaceutical Co. Inc.	133,296	4,252
	TechnoPro Holdings Inc.	214,588	4,251
	SCSK Corp.	248,909	4,249
	THK Co. Ltd.	237,321	4,241
	Suzuken Co. Ltd.	138,109	4,230
	Nippon Shinyaku Co. Ltd.	103,913	4,214
	ZOZO Inc.	220,256	4,188
	Tokyo Ohka Kogyo Co. Ltd.	72,378	4,182
	Nankai Electric Railway Co. Ltd.	217,938	4,174
	Keikyu Corp.	490,246	4,156
	Mitsubishi Motors Corp.	1,258,264	4,110
		Shares	Market Value• ($000)
	Japan Hotel REIT Investment Corp.	8,973	4,079
	Mitsubishi Materials Corp.	253,600	4,075
	Seibu Holdings Inc.	413,008	4,033
	EXEO Group Inc.	193,919	4,028
	Nabtesco Corp.	225,743	3,998
	Seino Holdings Co. Ltd.	274,626	3,995
*	SHIFT Inc.	21,900	3,974
	Activia Properties Inc.	1,452	3,928
	Horiba Ltd.	77,395	3,913
	Yamaguchi Financial Group Inc.	424,057	3,892
	Sohgo Security Services Co. Ltd.	662,220	3,878
	Nifco Inc.	163,979	3,846
	Kamigumi Co. Ltd.	189,503	3,844
	Taiheiyo Cement Corp.	223,846	3,836
	Rinnai Corp.	208,348	3,827
	Kose Corp.	57,493	3,809
	Chugoku Electric Power Co. Inc.	608,429	3,805
	Iyogin Holdings Inc.	527,694	3,798
	Koei Tecmo Holdings Co. Ltd.	290,600	3,795
	Hirogin Holdings Inc.	596,784	3,795
	Hakuhodo DY Holdings Inc.	466,298	3,784
	Miura Co. Ltd.	194,550	3,772
	MonotaRO Co. Ltd.	471,656	3,769
	Fujikura Ltd.	522,900	3,756
	JTEKT Corp.	454,064	3,744
	Kinden Corp.	245,940	3,725
	Coca-Cola Bottlers Japan Holdings Inc.	277,104	3,716
	Nippon Accommodations Fund Inc.	922	3,715
	Cosmos Pharmaceutical Corp.	35,363	3,680
	Ito En Ltd.	112,923	3,669
	Macnica Holdings Inc.	89,900	3,653
	Takashimaya Co. Ltd.	268,526	3,652
	Sumitomo Rubber Industries Ltd.	358,443	3,636
	Kewpie Corp.	209,153	3,630
	Sundrug Co. Ltd.	133,470	3,629
	Sankyo Co. Ltd.	85,760	3,564
	Yamada Holdings Co. Ltd.	1,125,617	3,560
	SHO-BOND Holdings Co. Ltd.	90,157	3,551
	Taisho Pharmaceutical Holdings Co. Ltd.	89,378	3,539
	Kadokawa Corp.	182,100	3,508
	LaSalle Logiport REIT	3,552	3,484
	Nihon Kohden Corp.	146,820	3,468
	DMG Mori Co. Ltd.	209,365	3,463
	Internet Initiative Japan Inc.	213,000	3,442
	Industrial & Infrastructure Fund Investment Corp.	3,770	3,388
	Food & Life Cos. Ltd.	200,100	3,373
	Ulvac Inc.	97,446	3,351

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	AEON REIT Investment Corp.	3,516	3,347
	Penta-Ocean Construction Co. Ltd.	569,097	3,346
	Casio Computer Co. Ltd.	417,308	3,344
	Tokyo Seimitsu Co. Ltd.	71,200	3,328
	GMO Payment Gateway Inc.	82,335	3,288
	Teijin Ltd.	363,158	3,287
	Japan Logistics Fund Inc.	1,774	3,286
	Mitsubishi Logistics Corp.	125,074	3,272
	Welcia Holdings Co. Ltd.	197,348	3,271
	Alps Alpine Co. Ltd.	396,407	3,253
	Yamato Kogyo Co. Ltd.	67,815	3,249
	Mitsui Fudosan Logistics Park Inc.	1,064	3,217
	BIPROGY Inc.	128,893	3,215
	Zenkoku Hosho Co. Ltd.	100,068	3,200
	Kagome Co. Ltd.	152,125	3,165
	Nippon Electric Glass Co. Ltd.	155,779	3,114
	Denka Co. Ltd.	170,641	3,082
	Fuyo General Lease Co. Ltd.	37,834	3,076
	Nagase & Co. Ltd.	200,741	3,041
	Toho Gas Co. Ltd.	176,468	3,039
	Toyo Tire Corp.	203,958	3,029
	Daiwa Securities Living Investments Corp.	4,091	3,025
	UBE Corp.	196,376	3,024
	Maruichi Steel Tube Ltd.	120,841	2,999
	Mori Hills REIT Investment Corp.	3,178	2,974
	Tokai Carbon Co. Ltd.	386,243	2,964
	House Foods Group Inc.	139,182	2,939
	Kaneka Corp.	120,036	2,937
	Frontier Real Estate Investment Corp.	977	2,923
	Mitsui Mining & Smelting Co. Ltd.	112,245	2,915
	Toyoda Gosei Co. Ltd.	145,220	2,885
	Ezaki Glico Co. Ltd.	98,818	2,872
*	Park24 Co. Ltd.	254,889	2,872
	Sankyu Inc.	95,325	2,870
	Sumitomo Bakelite Co. Ltd.	64,079	2,851
	Mabuchi Motor Co. Ltd.	99,195	2,834
	Daido Steel Co. Ltd.	71,955	2,823
	Morinaga Milk Industry Co. Ltd.	72,337	2,821
	Dowa Holdings Co. Ltd.	92,214	2,819
	Takara Holdings Inc.	337,480	2,813
	Sugi Holdings Co. Ltd.	68,828	2,786
	Rengo Co. Ltd.	417,797	2,767
	Nippon Kayaku Co. Ltd.	317,676	2,729
	Calbee Inc.	140,495	2,699
	Sotetsu Holdings Inc.	152,799	2,697
		Shares	Market Value• ($000)
	Aeon Mall Co. Ltd.	236,172	2,686
	Ushio Inc.	218,824	2,669
	NOK Corp.	223,539	2,650
	Amano Corp.	129,450	2,644
	K's Holdings Corp.	282,033	2,625
	DIC Corp.	165,630	2,612
*	Sharp Corp.	415,290	2,596
	Chugin Financial Group Inc.	323,172	2,577
	Morinaga & Co. Ltd.	71,146	2,566
	Toda Corp.	461,359	2,562
	Seven Bank Ltd.	1,276,081	2,527
	Kotobuki Spirits Co. Ltd.	189,185	2,512
	OBIC Business Consultants Co. Ltd.	58,291	2,504
	Kokuyo Co. Ltd.	160,913	2,494
	Konica Minolta Inc.	882,662	2,472
	GS Yuasa Corp.	153,225	2,472
	NET One Systems Co. Ltd.	160,656	2,452
	OKUMA Corp.	59,563	2,452
	Kakaku.com Inc.	253,711	2,447
	Ship Healthcare Holdings Inc.	158,202	2,442
	ABC-Mart Inc.	156,063	2,417
	Sawai Group Holdings Co. Ltd.	75,802	2,416
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,413
	Jeol Ltd.	84,000	2,372
	Rakus Co. Ltd.	189,538	2,360
	Kyudenko Corp.	78,961	2,359
	Tsumura & Co.	131,690	2,356
	Nihon M&A Center Holdings Inc.	510,192	2,330
	Aica Kogyo Co. Ltd.	101,262	2,327
	Daiwa Office Investment Corp.	528	2,310
	Daiichikosho Co. Ltd.	156,066	2,307
	Zeon Corp.	278,553	2,302
	Nippon Shokubai Co. Ltd.	61,900	2,299
	Pigeon Corp.	216,182	2,295
*	Money Forward Inc.	90,320	2,281
[2]	Workman Co. Ltd.	87,921	2,265
	Canon Marketing Japan Inc.	92,718	2,223
	Yaoko Co. Ltd.	42,501	2,188
	Toyota Boshoku Corp.	125,465	2,182
	Shikoku Electric Power Co. Inc.	318,287	2,173
	NHK Spring Co. Ltd.	303,686	2,149
	Descente Ltd.	76,100	2,122
	Relo Group Inc.	213,006	2,112
	TS Tech Co. Ltd.	188,236	2,108
	Bic Camera Inc.	275,789	2,088
	Harmonic Drive Systems Inc.	96,141	2,082
	Fancl Corp.	138,647	2,073
	Japan Steel Works Ltd.	125,900	2,043
	Kusuri no Aoki Holdings Co. Ltd.	31,090	2,037
	PALTAC Corp.	61,960	2,009
	Fujitsu General Ltd.	111,947	1,991
	Izumi Co. Ltd.	77,928	1,970
	Mitsui High-Tec Inc.	46,200	1,951
	Anritsu Corp.	261,960	1,950
	Kandenko Co. Ltd.	207,663	1,924
		Shares	Market Value• ($000)
	Sanken Electric Co. Ltd.	37,800	1,880
	AEON Financial Service Co. Ltd.	227,874	1,878
	Resorttrust Inc.	128,799	1,853
	NS Solutions Corp.	62,076	1,803
	Furukawa Electric Co. Ltd.	120,274	1,802
	NEC Networks & System Integration Corp.	132,456	1,793
	Acom Co. Ltd.	757,217	1,778
	Nipro Corp.	228,066	1,737
	OSG Corp.	151,240	1,726
	GMO internet group Inc.	117,682	1,714
	FP Corp.	88,903	1,712
	Japan Aviation Electronics Industry Ltd.	89,381	1,685
	Mani Inc.	123,238	1,676
	Benesse Holdings Inc.	139,609	1,651
	DeNA Co. Ltd.	168,982	1,651
	SMS Co. Ltd.	101,299	1,607
	Information Services International-Dentsu Ltd.	47,300	1,605
*	Hino Motors Ltd.	543,802	1,583
	Ain Holdings Inc.	55,712	1,575
	As One Corp.	48,256	1,538
	Pola Orbis Holdings Inc.	148,470	1,491
	Heiwa Corp.	104,859	1,484
	Itoham Yonekyu Holdings Inc.	50,983	1,409
	Fuji Oil Holdings Inc.	87,274	1,386
	Fuji Kyuko Co. Ltd.	47,800	1,349
	Katitas Co. Ltd.	98,700	1,317
	Daio Paper Corp.	160,200	1,316
*	PeptiDream Inc.	178,234	1,299
	JMDC Inc.	45,900	1,285
	Justsystems Corp.	69,137	1,232
	Menicon Co. Ltd.	103,200	1,196
	Ariake Japan Co. Ltd.	35,634	1,127
	TBS Holdings Inc.	68,117	1,110
	AZ-COM Maruwa Holdings Inc.	80,800	1,109
	Itochu Techno-Solutions Corp.	37,600	1,078
	Noevir Holdings Co. Ltd.	30,588	1,073
	ASKUL Corp.	81,122	1,059
	Toshiba TEC Corp.	47,761	1,038
	Matsui Securities Co. Ltd.	199,821	994
	Sumitomo Pharma Co. Ltd.	322,447	985
	Toei Animation Co. Ltd.	10,785	971
	GungHo Online Entertainment Inc.	62,675	945
	Fuji Media Holdings Inc.	87,309	867
	JCR Pharmaceuticals Co. Ltd.	112,116	858
	Benefit One Inc.	116,568	836
	Takara Bio Inc.	90,361	797
	Orient Corp.	106,474	794
[2]	Takeda Pharmaceutical Co. Ltd. ADR	56,881	774

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Amvis Holdings Inc.	45,095	769
			7,630,155
Kuwait (0.2%)
	National Bank of Kuwait SAKP	15,098,036	42,799
	Kuwait Finance House KSCP	18,179,782	40,221
	Mobile Telecommunications Co. KSCP	3,878,596	6,034
*	Agility Public Warehousing Co. KSC	3,076,385	5,238
	Boubyan Bank KSCP	2,467,267	4,676
	Mabanee Co. KPSC	1,301,146	3,472
	Gulf Bank KSCP	3,707,830	2,842
	Humansoft Holding Co. KSC	186,634	1,833
	Burgan Bank SAK	1,856,045	979
			108,094
Malaysia (0.5%)
	Malayan Banking Bhd.	14,563,400	27,577
	Public Bank Bhd.	29,230,395	25,530
	CIMB Group Holdings Bhd.	15,525,773	18,601
	Tenaga Nasional Bhd.	7,251,900	15,070
	Petronas Chemicals Group Bhd.	5,820,468	8,975
	Press Metal Aluminium Holdings Bhd.	7,224,400	7,468
	Ihh Healthcare Bhd.	5,883,700	7,406
	CELCOMDIGI Bhd.	7,787,566	6,915
	Sime Darby Plantation Bhd.	7,386,005	6,733
	MISC Bhd.	3,541,835	5,392
	Hong Leong Bank Bhd.	1,260,300	5,132
	Petronas Gas Bhd.	1,401,550	5,060
	Kuala Lumpur Kepong Bhd.	1,052,000	4,856
	Maxis Bhd.	5,637,000	4,687
	Gamuda Bhd.	4,650,500	4,531
	IOI Corp. Bhd.	5,389,565	4,447
	PPB Group Bhd.	1,355,260	4,318
	Axiata Group Bhd.	9,208,724	4,213
	Genting Bhd.	4,658,600	3,942
	RHB Bank Bhd.	3,334,600	3,906
	Dialog Group Bhd.	8,330,900	3,759
	Sime Darby Bhd.	7,068,005	3,397
	AMMB Holdings Bhd.	4,205,800	3,374
	Malaysia Airports Holdings Bhd.	2,085,700	3,236
	Nestle Malaysia Bhd.	123,500	3,210
	YTL Corp. Bhd.	9,555,924	2,931
	Genting Malaysia Bhd.	5,536,200	2,813
	Petronas Dagangan Bhd.	539,100	2,586
	IJM Corp. Bhd.	6,420,640	2,562
	QL Resources Bhd.	2,137,600	2,481
	Telekom Malaysia Bhd.	2,281,057	2,428
	Fraser & Neave Holdings Bhd.	302,100	1,655
*	Top Glove Corp. Bhd.	10,649,000	1,621
	Hong Leong Financial Group Bhd.	438,335	1,615
	Alliance Bank Malaysia Bhd.	2,232,600	1,608
		Shares	Market Value• ($000)
*	Hartalega Holdings Bhd.	3,514,100	1,527
[3]	MR DIY Group M Bhd.	4,757,600	1,478
	FGV Holdings Bhd.	1,366,400	376
	Astro Malaysia Holdings Bhd.	3,131,768	273
			217,689
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV Class O	5,781,318	46,920
	Fomento Economico Mexicano SAB de CV	3,656,227	41,383
	America Movil SAB de CV Series B	45,990,593	37,983
	Wal-Mart de Mexico SAB de CV	10,339,697	37,008
	Grupo Mexico SAB de CV Series B	6,337,533	25,847
	Grupo Bimbo SAB de CV Series A	4,444,440	18,089
*	Cemex SAB de CV	14,954,677	8,983
	Grupo Aeroportuario del Pacifico SAB de CV Class B	769,727	8,979
	Fibra Uno Administracion SA de CV	5,831,489	8,853
*	Cemex SAB de CV ADR	1,472,708	8,792
	Grupo Aeroportuario del Sureste SAB de CV Class B	406,180	8,754
*	Grupo Financiero Inbursa SAB de CV Class O	4,023,449	8,297
	Coca-Cola Femsa SAB de CV	1,056,244	8,014
	Arca Continental SAB de CV	887,283	7,956
	Grupo Elektra SAB de CV	121,202	7,756
	Gruma SAB de CV Class B	393,438	6,846
	Grupo Bimbo SAB de CV Series A1	922,445	5,882
	Grupo Comercial Chedraui SA de CV	938,048	5,446
	Corp. Inmobiliaria Vesta SAB de CV	1,571,200	4,927
	Alfa SAB de CV Class A	7,264,075	4,529
[3]	Banco del Bajio SA	1,438,843	4,404
	Prologis Property Mexico SA de CV	1,191,302	4,269
	Grupo Aeroportuario del Centro Norte SAB de CV	555,612	4,241
	Regional SAB de CV	479,148	3,645
	Promotora y Operadora de Infraestructura SAB de CV	439,652	3,599
*	Alsea SAB de CV	1,015,100	3,364
	Orbia Advance Corp. SAB de CV	1,984,479	3,215
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	3,101
	GCC SAB de CV	331,600	2,953
*	Industrias Penoles SAB de CV	247,866	2,767
		Shares	Market Value• ($000)
	Qualitas Controladora SAB de CV	330,349	2,729
	Grupo Televisa SAB Series CPO	4,866,461	2,232
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,532,446	2,153
	El Puerto de Liverpool SAB de CV Class C1	406,908	2,069
	Becle SAB de CV	1,101,483	1,942
*	Sitios Latinoamerica SAB de CV	3,541,124	1,267
	Megacable Holdings SAB de CV	616,713	1,206
	Concentradora Fibra Danhos SA de CV	464,214	498
	Alpek SAB de CV	745,131	432
*	Controladora AXTEL SAB DE CV	7,264,075	93
			361,423
Netherlands (2.6%)
	ASML Holding NV	790,461	475,162
	ING Groep NV	7,226,780	92,651
	Prosus NV	3,097,066	86,823
	Wolters Kluwer NV	492,034	63,131
	Koninklijke Ahold Delhaize NV	1,945,715	57,616
	Heineken NV	560,125	50,324
*,3	Adyen NV	58,986	39,785
	ASM International NV	93,362	38,529
	Universal Music Group NV	1,503,016	36,807
	Koninklijke Philips NV	1,847,000	35,135
	DSM-Firmenich AG	347,160	31,472
	Akzo Nobel NV	342,841	22,999
	ArcelorMittal SA	997,729	22,077
	Koninklijke KPN NV	6,385,778	21,464
	Heineken Holding NV	261,290	19,880
	NN Group NV	565,062	18,123
[2]	EXOR NV	201,783	17,319
	Aegon Ltd.	3,404,670	16,558
	BE Semiconductor Industries NV	152,424	15,745
	IMCD NV	114,390	13,772
	Randstad NV	220,513	11,419
	ASR Nederland NV	292,032	10,898
[3]	ABN AMRO Bank NV GDR	767,194	10,333
[3]	Signify NV	255,299	6,618
	JDE Peet's NV	237,549	6,597
	Aalberts NV	196,201	6,126
	OCI NV	193,383	4,506
	Koninklijke Vopak NV	131,066	4,419
*	InPost SA	412,075	4,077
	Allfunds Group plc	682,964	3,496
[3]	CTP NV	202,733	2,956
			1,246,817
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,146,284	13,904
	Auckland International Airport Ltd.	2,524,172	10,796
	Spark New Zealand Ltd.	3,718,489	10,795
	Infratil Ltd.	1,649,786	9,447
	Contact Energy Ltd.	1,582,353	7,188
	Meridian Energy Ltd.	2,525,882	7,114
	EBOS Group Ltd.	322,783	6,589

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Mainfreight Ltd.	161,777	5,400
	Mercury NZ Ltd.	1,375,599	4,732
	Fletcher Building Ltd.	1,584,115	3,992
	Ryman Healthcare Ltd.	1,161,946	3,852
*	a2 Milk Co. Ltd.	1,441,317	3,511
	SKYCITY Entertainment Group Ltd.	1,492,401	1,627
	Kiwi Property Group Ltd.	3,155,590	1,425
	Air New Zealand Ltd.	3,142,896	1,227
			91,599
Norway (0.5%)
	Equinor ASA	1,864,730	62,512
	DNB Bank ASA	2,055,369	37,083
	Aker BP ASA	615,993	17,754
	Norsk Hydro ASA	2,657,362	15,154
	Mowi ASA	887,875	14,428
	Telenor ASA	1,259,353	12,874
	Yara International ASA	325,059	10,636
	Orkla ASA	1,529,842	10,544
	Kongsberg Gruppen ASA	150,690	6,156
	Salmar ASA	127,749	6,057
	Gjensidige Forsikring ASA	337,272	5,058
*	Adevinta ASA	543,513	4,777
	Schibsted ASA Class B	214,380	3,978
	Var Energi ASA	1,127,653	3,810
	TOMRA Systems ASA	474,649	3,762
	Aker ASA Class A	48,161	2,896
	Schibsted ASA Class A	135,203	2,709
*,3	AutoStore Holdings Ltd.	1,436,404	1,590
			221,778
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	479
Philippines (0.2%)
	SM Prime Holdings Inc.	21,459,723	11,354
	Bdo Unibank Inc.	4,766,811	10,730
	International Container Terminal Services Inc.	2,213,245	7,842
	Ayala Land Inc.	15,051,301	7,406
	Bank of The Philippines Islands	3,775,259	6,693
	Ayala Corp.	607,217	6,492
	JG Summit Holdings Inc.	6,134,720	3,979
	PLDT Inc.	184,946	3,952
	Universal Robina Corp.	1,794,249	3,459
	Metropolitan Bank & Trust Co.	3,623,396	3,341
	Manila Electric Co.	532,198	3,332
	Jollibee Foods Corp.	857,408	3,099
	Emperador Inc.	6,192,200	2,270
*,3	Monde Nissin Corp.	14,496,900	2,097
	Globe Telecom Inc.	65,153	2,023
	GT Capital Holdings Inc.	195,798	1,894
	ACEN Corp.	16,214,481	1,517
		Shares	Market Value• ($000)
	Alliance Global Group Inc.	7,504,048	1,402
	San Miguel Corp.	732,025	1,356
	DMCI Holdings Inc.	8,305,978	1,343
	Semirara Mining & Power Corp.	2,425,100	1,241
*	Bloomberry Resorts Corp.	6,650,441	1,067
	Puregold Price Club Inc.	1,939,592	927
	LT Group Inc.	5,394,616	842
	Megaworld Corp.	22,608,985	790
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	762
			91,210
Poland (0.2%)
	ORLEN SA	1,157,823	18,310
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,711,278	17,727
	Powszechny Zaklad Ubezpieczen SA	1,130,549	12,793
	Bank Polska Kasa Opieki SA	314,597	9,560
*,3	Dino Polska SA	96,513	9,145
	KGHM Polska Miedz SA	274,818	7,333
*,3	Allegro.eu SA	997,257	7,154
	LPP SA	2,210	7,119
*	Santander Bank Polska SA	64,966	7,056
*	Pepco Group NV	299,915	1,215
			97,412
Portugal (0.1%)
	EDP - Energias de Portugal SA	6,005,483	25,238
	Galp Energia SGPS SA	1,015,203	15,284
	Jeronimo Martins SGPS SA	560,592	12,924
	EDP Renovaveis SA	584,398	9,401
			62,847
Qatar (0.3%)
	Qatar National Bank QPSC	8,935,804	36,564
	Qatar Islamic Bank SAQ	3,637,566	17,399
	Industries Qatar QSC	3,158,723	10,611
	Commercial Bank PSQC	6,815,470	9,600
	Masraf Al Rayan QSC	12,468,289	7,195
	Qatar International Islamic Bank QSC	2,386,777	6,068
	Qatar Gas Transport Co. Ltd.	5,486,426	5,305
	Qatar Fuel QSC	1,199,994	4,897
	Ooredoo QPSC	1,671,321	4,538
	Qatar Electricity & Water Co. QSC	914,426	4,155
	Mesaieed Petrochemical Holding Co.	8,852,610	3,872
	Dukhan Bank	3,157,863	3,147
	Qatar Navigation QSC	1,142,905	2,834
	Barwa Real Estate Co.	4,062,219	2,827
	Qatar Aluminum Manufacturing Co.	4,753,404	1,614
		Shares	Market Value• ($000)
	Vodafone Qatar QSC	3,098,640	1,516
*	Ezdan Holding Group QSC	3,127,081	716
			122,858
Romania (0.0%)
	Banca Transilvania SA	1,364,449	6,470
	OMV Petrom SA (XBSE)	33,910,611	3,876
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	150,560	3,744
	Societatea Nationala Nuclearelectrica SA	101,922	988
	One United Properties SA	2,968,714	631
*	MED Life SA	638,132	617
			16,326
Russia (0.0%)
[1]	Inter Rao Ues PJSC	68,280,500	—
*,1	Polyus PJSC (Registered) GDR	1	—
*,1	MMC Norilsk Nickel PJSC ADR	724,348	—
*,1	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
[1]	Sberbank of Russia PJSC	15,141,656	—
*,1	Mobile TeleSystems PJSC ADR	289,221	—
[1]	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,1	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
*,1	MMC Norilsk Nickel PJSC	22,643	—
*,1	LUKOIL PJSC ADR	509,946	—
*,1	Gazprom PJSC ADR	6,827,148	—
*,1	Surgutneftegas PJSC ADR	1,031,634	—
*,1	Severstal PAO GDR (Registered)	297,905	—
*,1	Tatneft PJSC ADR	403,718	—
*,1	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,2	Rostelecom PJSC ADR	98,835	—
[1]	Alrosa PJSC	4,689,820	—
[1]	PhosAgro PJSC (MISX)	16,169	—
*,1	United Co. Rusal International	4,778,250	—
*,1	Sistema PJSFC (Registered) GDR	185,097	—
*,1	Unipro PJSC	22,147,100	—
*,1	Polyus PJSC	53,186	—
*,1	Raspadskaya OJSC	120,950	—
[1]	RusHydro PJSC	217,254,634	—
*,1	Aeroflot PJSC	1,875,381	—
*,1	Rostelecom PJSC	1,223,758	—
[1]	Tatneft PJSC	470,953	—
*,1	Novolipetsk Steel PJSC	2,190,647	—
[1]	Mobile TeleSystems PJSC	1,107,812	—
[1]	Magnit PJSC	66,366	—
[1]	Novatek PJSC	2,025,468	—
*,1	Gazprom PJSC	6,439,237	—
[1]	Mosenergo PJSC	17,082,000	—

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,1	Federal Grid Co. - Rosseti PJSC	854,069,401	—
[1]	Lukoil PJSC	221,305	—
*,1	M Video PJSC	79,232	—
[1]	Rosneft Oil Co. PJSC	466,895	—
*,1	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,1	VTB Bank PJSC	5,529,218,867	—
[1]	Sistema PJSFC	1,475,900	—
*,1	Severstal PAO PJSC	69,236	—
[1]	Surgutneftegas PJSC	3,872,600	—
*,1	Credit Bank of Moscow PJSC	22,920,900	—
[1]	Sovcomflot PJSC	702,230	—
*,1,3	Segezha Group PJSC	4,388,900	—
*,1	PhosAgro PJSC	1,038	—
*,1	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,932,073	70,386
[3]	Saudi Arabian Oil Co.	6,186,542	54,963
	Saudi National Bank	5,841,476	52,270
	Saudi Basic Industries Corp.	1,805,639	37,105
	Saudi Telecom Co.	3,594,325	36,821
*	Saudi Arabian Mining Co.	2,436,595	23,346
	Riyad Bank	2,948,257	20,878
	Alinma Bank	1,967,841	17,271
	Saudi Awwal Bank	1,898,224	16,949
	SABIC Agri-Nutrients Co.	467,219	16,681
	ACWA Power Co.	268,636	16,264
	Banque Saudi Fransi	1,179,506	11,277
	Dr Sulaiman Al Habib Medical Services Group Co.	166,871	11,209
	Bank AlBilad	984,125	9,770
	Elm Co.	51,490	9,627
	Etihad Etisalat Co.	762,502	9,373
	Arab National Bank	1,333,457	8,451
	Bupa Arabia for Cooperative Insurance Co.	146,692	8,329
	Saudi Electricity Co.	1,577,242	7,488
	Almarai Co. JSC	492,277	7,335
	Sahara International Petrochemical Co.	711,508	6,129
	Yanbu National Petrochemical Co.	556,541	5,625
	Savola Group	528,180	5,126
	Mouwasat Medical Services Co.	191,660	5,113
	Saudi Industrial Investment Group	749,505	4,794
	Co. for Cooperative Insurance	148,628	4,787
	Jarir Marketing Co.	1,189,860	4,592
*	Dar Al Arkan Real Estate Development Co.	1,079,878	4,349
	Saudi Tadawul Group Holding Co.	96,114	4,263
	Arabian Internet & Communications Services Co.	50,487	4,214
*	Saudi Kayan Petrochemical Co.	1,479,245	4,175
	Saudi Investment Bank	988,722	3,876
*	Bank Al-Jazira	816,327	3,562
		Shares	Market Value• ($000)
	Mobile Telecommunications Co. Saudi Arabia	886,793	3,265
	Saudi Aramco Base Oil Co.	90,431	3,114
	Abdullah Al Othaim Markets Co.	893,130	3,103
	Nahdi Medical Co.	79,791	3,017
	Dallah Healthcare Co.	75,698	2,987
	Advanced Petrochemical Co.	255,629	2,545
	Saudia Dairy & Foodstuff Co.	31,221	2,496
*	Saudi Research & Media Group	64,613	2,428
*	Arabian Drilling Co.	50,429	2,359
*	Rabigh Refining & Petrochemical Co.	867,373	2,332
	Saudi Airlines Catering Co.	82,072	2,285
*	National Industrialization Co. Class C	656,874	2,036
	Saudi Cement Co.	152,856	2,025
	Power & Water Utility Co. for Jubail & Yanbu	138,704	2,014
*	Seera Group Holding	300,281	1,888
	Arabian Centres Co. Ltd.	326,005	1,743
	United Electronics Co.	76,972	1,644
	Qassim Cement Co.	90,222	1,511
	Yamama Cement Co.	194,389	1,503
	Southern Province Cement Co.	137,988	1,498
*	Emaar Economic City	741,402	1,446
	Yanbu Cement Co.	158,271	1,361
	BinDawood Holding Co.	593,100	955
			555,953
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,634,234	87,306
	Oversea-Chinese Banking Corp. Ltd.	7,044,002	65,306
	United Overseas Bank Ltd.	2,434,012	48,010
	Singapore Telecommunications Ltd.	15,040,930	26,136
	CapitaLand Integrated Commercial Trust	10,272,380	13,202
	CapitaLand Ascendas REIT	6,938,341	13,183
	Keppel Corp. Ltd.	2,806,832	12,741
	Singapore Airlines Ltd.	2,648,256	11,825
	Singapore Exchange Ltd.	1,646,666	11,401
	Capitaland Investment Ltd.	5,114,128	10,981
	Wilmar International Ltd.	4,216,218	10,961
	Singapore Technologies Engineering Ltd.	3,074,693	8,441
	Genting Singapore Ltd.	11,626,690	7,305
	Mapletree Logistics Trust	6,529,778	7,012
*	Seatrium Ltd.	81,799,912	6,699
		Shares	Market Value• ($000)
	Sembcorp Industries Ltd.	1,810,102	6,073
	Mapletree Industrial Trust	3,860,742	6,069
	Venture Corp. Ltd.	536,682	4,582
	Mapletree Pan Asia Commercial Trust	4,683,003	4,552
	Frasers Logistics & Commercial Trust	5,759,934	4,375
	City Developments Ltd.	946,091	4,367
	UOL Group Ltd.	1,013,218	4,364
	Jardine Cycle & Carriage Ltd.	197,788	4,074
	ComfortDelGro Corp. Ltd.	4,041,791	3,904
	NetLink NBN Trust	5,836,516	3,539
	Suntec REIT	4,214,466	3,387
	Keppel DC REIT	2,590,874	3,197
*	SATS Ltd.	1,690,287	3,041
	Keppel REIT	4,947,534	2,873
	CapitaLand Ascott Trust	4,218,964	2,774
	Olam Group Ltd.	2,301,913	1,668
	Hutchison Port Holdings Trust	10,440,363	1,640
[2]	Yangzijiang Financial Holding Ltd.	4,972,896	1,164
	Singapore Post Ltd.	2,976,352	978
	StarHub Ltd.	1,244,197	937
	SIA Engineering Co. Ltd.	505,816	847
			408,914
South Africa (0.9%)
*	Naspers Ltd. Class N	376,675	58,889
	FirstRand Ltd.	10,041,314	33,103
	Standard Bank Group Ltd.	2,681,845	26,321
	Gold Fields Ltd.	1,764,082	23,272
	MTN Group Ltd.	3,606,611	17,622
	Anglogold Ashanti plc	840,579	15,516
	Absa Group Ltd.	1,660,740	15,154
[2]	Capitec Bank Holdings Ltd.	170,512	15,151
	Sasol Ltd.	1,157,165	14,626
	Bid Corp. Ltd.	666,874	14,161
	Shoprite Holdings Ltd.	958,709	12,288
	Sanlam Ltd.	3,484,802	12,226
	Nedbank Group Ltd.	907,480	9,775
[2]	Bidvest Group Ltd.	681,713	9,645
	Remgro Ltd.	1,028,372	7,953
	Discovery Ltd.	1,058,870	7,301
	Clicks Group Ltd.	488,887	7,204
	Sibanye Stillwater Ltd.	5,609,853	7,156
	Impala Platinum Holdings Ltd.	1,618,314	6,741
	Woolworths Holdings Ltd.	1,806,892	6,735
	Aspen Pharmacare Holdings Ltd.	740,088	6,731
	Vodacom Group Ltd.	1,200,421	6,526
	Reinet Investments SCA	276,007	5,735
[2]	Old Mutual Ltd. (XZIM)	8,894,294	5,656
*	NEPI Rockcastle NV	945,533	5,110
	Harmony Gold Mining Co. Ltd.	1,090,335	4,999
	Exxaro Resources Ltd.	487,466	4,893

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Northam Platinum Holdings Ltd.	726,237	4,388
[2,3]	Pepkor Holdings Ltd.	4,200,737	3,834
	Anglo American Platinum Ltd.	113,607	3,796
[2]	Outsurance Group Ltd.	1,663,293	3,601
[2]	Growthpoint Properties Ltd.	6,852,274	3,562
	Mr Price Group Ltd.	492,398	3,560
	Foschini Group Ltd.	637,474	3,448
	Investec Ltd.	559,678	3,064
	Tiger Brands Ltd.	318,481	2,948
	Kumba Iron Ore Ltd.	107,667	2,852
	Life Healthcare Group Holdings Ltd.	2,798,212	2,789
*	Multichoice Group	594,108	2,224
	African Rainbow Minerals Ltd.	217,637	1,794
	Santam Ltd.	79,784	1,171
			403,520
South Korea (3.1%)
	Samsung Electronics Co. Ltd. (XKRX)	9,652,098	480,432
	SK Hynix Inc.	1,083,610	94,103
	NAVER Corp.	288,462	40,328
	Hyundai Motor Co.	278,882	35,135
	Samsung SDI Co. Ltd. (XKRX)	105,058	33,265
	LG Chem Ltd. (XKRX)	94,175	30,865
	Kia Corp.	491,184	28,062
[2]	POSCO Holdings Inc. (XNYS) ADR	322,707	24,690
[2]	Celltrion Inc.	220,841	24,525
*	LG Energy Solution Ltd.	79,418	22,767
	POSCO Holdings Inc.	65,169	19,950
	Hyundai Mobis Co. Ltd.	124,484	19,278
*,3	Samsung Biologics Co. Ltd.	35,475	18,649
[2]	Ecopro Co. Ltd.	38,198	17,650
	Kakao Corp.	608,801	17,160
	Hana Financial Group Inc.	579,589	16,853
	KB Financial Group Inc. ADR (XNYS)	433,227	16,532
	LG Electronics Inc. (XKRX)	210,665	15,628
	Shinhan Financial Group Co. Ltd.	553,217	14,220
	KB Financial Group Inc.	353,732	13,484
[2]	Ecopro BM Co. Ltd.	91,273	13,353
	Samsung C&T Corp.	168,134	13,294
	KT&G Corp.	207,784	13,108
	Samsung Fire & Marine Insurance Co. Ltd.	64,791	12,390
	Woori Financial Group Inc.	1,319,637	11,656
[2]	Shinhan Financial Group Co. Ltd. ADR	423,775	10,802
*	SK Innovation Co. Ltd.	116,265	10,592
	Samsung Electro-Mechanics Co. Ltd.	112,024	10,358
	LG Corp.	175,538	10,048
		Shares	Market Value• ($000)
[2]	POSCO Future M Co. Ltd.	56,667	9,986
	Celltrion Healthcare Co. Ltd.	197,871	9,788
*,2	Doosan Enerbility Co. Ltd.	843,247	8,402
	Samsung Life Insurance Co. Ltd.	150,071	8,035
	Samsung SDS Co. Ltd.	73,474	7,531
[2]	Meritz Financial Group Inc.	202,243	7,527
	SK Inc.	71,085	7,495
*,2	Krafton Inc.	58,122	7,075
	Korea Zinc Co. Ltd.	20,010	6,954
*	Samsung Heavy Industries Co. Ltd.	1,270,495	6,441
	HMM Co. Ltd.	585,412	6,341
*	SK Square Co. Ltd.	198,063	6,258
*	HYBE Co. Ltd.	36,961	6,020
	DB Insurance Co. Ltd.	89,346	5,813
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,497	5,802
[2]	KakaoBank Corp.	422,811	5,722
*	Samsung Engineering Co. Ltd.	320,184	5,643
	Korean Air Lines Co. Ltd.	370,108	5,631
[2]	Amorepacific Corp.	59,197	5,557
	NCSoft Corp.	31,869	5,506
	Hanwha Aerospace Co. Ltd.	69,442	5,221
	Hyundai Glovis Co. Ltd.	37,784	4,795
[2]	L&F Co. Ltd.	49,187	4,785
	LG Innotek Co. Ltd.	28,760	4,773
[2]	Korea Aerospace Industries Ltd.	141,224	4,647
*	CosmoAM&T Co. Ltd.	44,119	4,593
*,2	HLB Inc.	212,929	4,588
	Yuhan Corp.	106,203	4,527
*	Hanwha Solutions Corp.	210,424	4,482
*	Korea Electric Power Corp.	347,720	4,352
	Industrial Bank of Korea	516,933	4,278
	LG H&H Co. Ltd. (XKRX)	18,031	4,227
	Hankook Tire & Technology Co. Ltd.	147,782	4,193
	S-Oil Corp.	83,295	4,111
*	LG Display Co. Ltd.	448,043	4,054
[2]	Lotte Chemical Corp.	36,396	3,952
	Hyundai Steel Co.	159,932	3,889
[2]	Orion Corp.Republic of Korea	43,511	3,851
	Coway Co. Ltd.	114,300	3,658
	HD Hyundai Co. Ltd.	85,799	3,654
	Hyundai Engineering & Construction Co. Ltd.	142,433	3,532
	CJ CheilJedang Corp. (XKRX)	16,861	3,532
	Posco International Corp.	91,408	3,410
	Samsung Securities Co. Ltd.	128,468	3,365
		Shares	Market Value• ($000)
	Hanmi Pharm Co. Ltd.	15,486	3,238
	Kumho Petrochemical Co. Ltd.	33,864	3,183
	LG Uplus Corp.	423,550	3,174
*,2	Alteogen Inc.	66,756	3,097
*,2	SK Biopharmaceuticals Co. Ltd.	54,832	3,069
	Korea Investment Holdings Co. Ltd.	77,806	2,909
[2]	Hotel Shilla Co. Ltd.	61,933	2,866
	BNK Financial Group Inc.	564,313	2,840
[2]	Hyundai Heavy Industries Co. Ltd.	37,261	2,825
[2]	Fila Holdings Corp.	104,258	2,761
	Doosan Bobcat Inc.	95,416	2,741
	Hyundai Marine & Fire Insurance Co. Ltd.	116,525	2,718
	GS Holdings Corp.	92,396	2,698
	Mirae Asset Securities Co. Ltd.	508,793	2,492
[2]	Kangwon Land Inc.	210,342	2,290
*,2,3	SK IE Technology Co. Ltd.	51,113	2,254
*,2	Pearl Abyss Corp.	61,474	2,252
[2]	F&F Co. Ltd.	32,446	2,249
[2]	SKC Co. Ltd.	36,891	2,157
	NH Investment & Securities Co. Ltd.	294,456	2,113
*,2	Hyundai Mipo Dockyard Co. Ltd.	40,987	2,112
	Cheil Worldwide Inc.	142,874	2,104
	E-MART Inc.	39,021	2,104
*,2	SK Bioscience Co. Ltd.	45,950	2,068
	NongShim Co. Ltd.	6,244	2,054
	LS Corp.	34,584	2,011
*,2	Korea Electric Power Corp. ADR	326,843	1,990
*,2	Celltrion Pharm Inc.	40,544	1,907
[2]	Hanjin Kal Corp.	60,208	1,901
	OCI Holdings Co. Ltd.	25,507	1,843
	DGB Financial Group Inc.	302,310	1,761
[2]	Shinsegae Inc.	13,585	1,702
*,2	Hanwha Ocean Co. Ltd.	94,707	1,656
	Hanon Systems	322,271	1,644
[2]	HL Mando Co. Ltd.	67,317	1,639
	CJ Corp.	24,900	1,553
	DL E&C Co. Ltd.	60,827	1,546
	S-1 Corp.	38,056	1,538
	KCC Corp.	8,532	1,504
	Samsung Card Co. Ltd.	62,921	1,461
[2]	Hyundai Doosan Infracore Co. Ltd.	281,858	1,399
	GS Retail Co. Ltd.	76,397	1,376
[2]	Pan Ocean Co. Ltd.	419,724	1,340
[2]	BGF retail Co. Ltd.	12,835	1,313
[2]	Hyundai Wia Corp.	31,000	1,290
*	Hanwha Life Insurance Co. Ltd.	612,142	1,258
*,2	Kakao Games Corp.	72,170	1,253
	GS Engineering & Construction Corp.	127,553	1,248
	LOTTE Fine Chemical Co. Ltd.	29,848	1,240

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hanwha Corp. (XKRX)	74,671	1,230
[2]	Lotte Shopping Co. Ltd.	22,219	1,188
[2]	Lotte Energy Materials Corp.	41,200	1,180
[2]	Hanmi Science Co. Ltd.	49,038	1,152
[2]	Hyundai Department Store Co. Ltd.	28,501	1,129
[2]	SK Networks Co. Ltd.	268,850	1,110
	AMOREPACIFIC Group	51,480	1,094
*,2	Kakaopay Corp.	42,928	1,094
[2,3]	Netmarble Corp.	38,072	1,093
*,2	Daewoo Engineering & Construction Co. Ltd.	368,036	1,074
	Lotte Corp.	55,196	1,065
*	Paradise Co. Ltd.	91,433	995
[2]	Wemade Co. Ltd.	33,650	984
[2]	KEPCO Plant Service & Engineering Co. Ltd.	40,103	970
	Hite Jinro Co. Ltd.	60,827	959
[2]	SSANGYONG C&E Co. Ltd.	226,645	935
	Korea Gas Corp.	53,684	910
	CJ Logistics Corp.	15,917	895
[2]	SK Chemicals Co. Ltd.	20,779	870
	Green Cross Corp.	11,458	817
[2]	Seegene Inc.	57,570	816
*	OCI Co. Ltd.	10,441	808
[2]	DL Holdings Co. Ltd.	25,620	807
[2]	Dongsuh Cos. Inc.	59,769	764
	CJ ENM Co. Ltd.	19,381	749
[2]	Ottogi Corp.	2,473	686
[2]	Lotte Chilsung Beverage Co. Ltd.	5,667	611
[2]	SD Biosensor Inc.	69,302	495
	Solus Advanced Materials Co. Ltd.	26,324	429
			1,455,823
Spain (1.6%)
	Iberdrola SA (XMAD)	11,932,980	132,719
	Banco Santander SA	32,098,900	118,058
	Banco Bilbao Vizcaya Argentaria SA	11,982,353	94,268
	Industria de Diseno Textil SA	2,105,033	72,661
	Amadeus IT Group SA	903,196	51,548
	Telefonica SA	10,051,368	38,825
	Repsol SA	2,580,594	37,785
*,3	Cellnex Telecom SA	1,122,368	32,993
	Ferrovial SE	1,030,598	31,017
	CaixaBank SA	7,587,292	30,846
[3]	Aena SME SA	142,232	20,638
	ACS Actividades de Construccion y Servicios SA	436,380	15,781
	Redeia Corp. SA	869,482	13,560
	Banco de Sabadell SA	10,485,097	13,037
	Endesa SA	639,069	12,024
	Bankinter SA	1,375,021	8,695
	Enagas SA	499,435	8,355
	Naturgy Energy Group SA	275,670	7,800
*	Grifols SA	614,997	6,901
		Shares	Market Value• ($000)
	Acciona SA	46,376	5,847
	Merlin Properties Socimi SA	672,364	5,606
	Mapfre SA	1,952,276	4,058
	Corp. ACCIONA Energias Renovables SA	116,389	3,153
			766,175
Sweden (1.8%)
	Atlas Copco AB Class A	5,026,238	65,085
	Volvo AB Class B	3,038,942	60,217
	Investor AB Class B	3,205,046	58,835
	Assa Abloy AB Class B	1,946,249	41,484
	Sandvik AB	2,156,688	36,735
	Skandinaviska Enskilda Banken AB Class A	3,269,777	36,489
	Atlas Copco AB Class B	3,064,669	34,426
	Hexagon AB Class B	4,212,859	34,333
	Swedbank AB Class A	2,016,991	33,126
[3]	Evolution AB	368,304	32,818
	Essity AB Class B	1,218,906	27,793
	Telefonaktiebolaget LM Ericsson Class B	5,852,236	26,216
	Svenska Handelsbanken AB Class A	2,998,866	25,567
	Epiroc AB Class A	1,285,908	21,185
	Alfa Laval AB	622,181	20,163
	Investor AB Class A (XSTO)	981,994	17,874
	H & M Hennes & Mauritz AB Class B	1,326,167	17,817
	Nibe Industrier AB Class B	2,919,523	16,815
	Svenska Cellulosa AB SCA Class B	1,173,244	16,099
	EQT AB	841,358	15,371
	Boliden AB	548,118	14,050
	SKF AB Class B	771,493	12,508
	Trelleborg AB Class B	447,108	11,307
	Skanska AB Class B	716,132	10,752
	Telia Co. AB	4,899,219	10,386
	SSAB AB Class B	1,773,852	10,291
	Indutrade AB	562,961	9,978
	Epiroc AB Class B	713,691	9,910
[2]	Industrivarden AB Class C	371,444	9,579
	Saab AB Class B	185,115	9,510
	Lifco AB Class B	454,227	8,311
	Castellum AB	858,395	8,227
	Getinge AB Class B	448,720	8,078
	Volvo AB Class A	395,911	7,938
	Securitas AB Class B	971,712	7,784
	Tele2 AB Class B	1,095,597	7,780
*	Swedish Orphan Biovitrum AB	362,149	7,450
	Beijer Ref AB	742,321	7,057
	Holmen AB Class B	162,947	6,150
	L E Lundbergforetagen AB Class B	149,526	6,107
	Sagax AB Class B	334,580	6,057
*	Fastighets AB Balder Class B	1,252,089	5,320
	Investment AB Latour Class B	291,606	5,050
		Shares	Market Value• ($000)
	Husqvarna AB Class B	772,425	5,005
	Axfood AB	216,706	4,791
	Industrivarden AB Class A	181,937	4,708
*	Kinnevik AB Class B	488,618	4,178
	Sweco AB Class B	409,289	3,774
*,2	Volvo Car AB Class B	1,068,762	3,686
*	Electrolux AB Class B	430,849	3,626
	Sagax AB Class D	422,492	951
[2]	Svenska Handelsbanken AB Class B	49,253	508
	Skandinaviska Enskilda Banken AB	34,469	396
	Husqvarna AB Class A	56,030	362
	Telefonaktiebolaget LM Ericsson Class A	74,560	349
	SSAB AB Class A	52,291	313
	Svenska Cellulosa AB SCA Class A	16,194	221
			870,896
Switzerland (5.9%)
	Nestle SA (Registered)	5,356,209	577,607
	Novartis AG (Registered)	4,149,068	388,434
	Roche Holding AG	1,388,241	357,763
	Zurich Insurance Group AG	297,345	141,237
	UBS Group AG (Registered)	5,709,238	134,147
	Cie Financiere Richemont SA Class A (Registered)	1,028,295	121,314
	ABB Ltd. (Registered)	3,000,770	100,819
	Alcon Inc.	985,884	70,566
	Sika AG (Registered)	268,503	64,255
	Swiss Re AG	579,087	63,273
	Holcim AG	992,414	61,359
	Givaudan SA (Registered)	15,921	52,993
	Lonza Group AG (Registered)	148,598	52,040
	Partners Group Holding AG	44,195	46,796
	Swiss Life Holding AG (Registered)	66,339	42,608
	Geberit AG (Registered)	66,549	30,986
	Swisscom AG (Registered)	50,952	30,530
	Kuehne & Nagel International AG (Registered)	100,643	27,140
	Straumann Holding AG (Registered)	213,809	25,269
	Logitech International SA (Registered)	315,958	24,869
	Julius Baer Group Ltd.	411,206	24,369
	Sonova Holding AG (Registered)	101,351	24,022
	SGS SA (Registered)	290,099	23,693
	Chocoladefabriken Lindt & Spruengli AG (Registered)	204	22,223

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Chocoladefabriken Lindt & Spruengli AG	1,986	21,987
*	Sandoz Group AG	830,195	21,584
[3]	VAT Group AG	51,462	18,249
	Schindler Holding AG (XSWX)	83,142	16,822
	Swatch Group AG (Bearer)	63,195	16,176
	Roche Holding AG (Bearer)	58,604	15,970
	SIG Group AG	661,773	14,590
	Swiss Prime Site AG (Registered)	152,335	14,159
	Baloise Holding AG (Registered)	90,618	13,011
	Adecco Group AG (Registered)	318,582	12,056
	PSP Swiss Property AG (Registered)	90,733	11,164
	Barry Callebaut AG (Registered)	7,159	10,854
	EMS-Chemie Holding AG (Registered)	14,258	9,753
	Helvetia Holding AG (Registered)	70,271	9,447
	Temenos AG (Registered)	122,362	8,816
	Georg Fischer AG (Registered)	164,454	8,534
	Belimo Holding AG (Registered)	18,528	7,801
	Tecan Group AG (Registered)	25,482	7,334
*	Dufry AG (Registered)	207,930	7,289
	Flughafen Zurich AG (Registered)	38,440	7,183
	Schindler Holding AG (Registered)	36,394	7,095
	Clariant AG (Registered)	452,875	6,434
[2]	Banque Cantonale Vaudoise (Registered)	56,623	6,400
	BKW AG	36,482	6,133
	Bachem Holding AG	62,172	4,516
	DKSH Holding AG	72,298	4,427
	Emmi AG (Registered)	4,231	3,995
	Swatch Group AG (Registered)	75,391	3,651
			2,803,742
Taiwan (4.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	31,375,873	512,447
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,329,012	287,327
	MediaTek Inc.	2,993,700	78,134
	Hon Hai Precision Industry Co. Ltd.	23,989,823	71,603
	Delta Electronics Inc.	4,350,676	39,208
[2]	Quanta Computer Inc.	5,356,598	31,627
	Fubon Financial Holding Co. Ltd.	15,555,930	28,928
	CTBC Financial Holding Co. Ltd.	36,657,939	27,607
	Mega Financial Holding Co. Ltd.	22,623,459	25,672
		Shares	Market Value• ($000)
	Cathay Financial Holding Co. Ltd.	18,453,620	25,042
	ASE Technology Holding Co. Ltd.	6,818,449	23,871
	E.Sun Financial Holding Co. Ltd.	29,751,828	21,922
	Nan Ya Plastics Corp.	11,302,615	21,626
	Uni-President Enterprises Corp.	9,650,487	20,246
	China Steel Corp.	24,759,234	18,472
	Yuanta Financial Holding Co. Ltd.	24,369,536	18,309
	Formosa Plastics Corp.	7,448,873	17,715
[2]	United Microelectronics Corp. ADR	2,427,363	17,283
	First Financial Holding Co. Ltd.	21,594,132	17,278
[2]	United Microelectronics Corp.	11,958,978	17,198
	Accton Technology Corp.	1,071,000	16,594
	Taiwan Cooperative Financial Holding Co. Ltd.	21,333,742	16,567
[2]	Novatek Microelectronics Corp.	1,158,916	16,321
[2]	Wistron Corp.	5,726,445	15,968
	Chailease Holding Co. Ltd.	2,820,107	15,298
	Asustek Computer Inc.	1,427,026	14,963
	Chunghwa Telecom Co. Ltd. ADR	412,474	14,696
	Lite-On Technology Corp. ADR	4,293,767	13,369
	Largan Precision Co. Ltd.	204,848	13,120
	Formosa Chemicals & Fibre Corp.	6,900,306	12,983
[2]	Yageo Corp.	789,251	12,868
	Hua Nan Financial Holdings Co. Ltd. Class C	20,448,170	12,824
	Taishin Financial Holding Co. Ltd.	23,873,344	12,733
	Sinopac Holdings Co.	23,045,586	12,710
	Chunghwa Telecom Co. Ltd.	3,535,207	12,644
[2]	Taiwan Cement Corp. (XTAI)	12,573,726	12,529
	Hotai Motor Co. Ltd.	655,860	12,238
[2]	Realtek Semiconductor Corp.	953,768	11,887
[2]	Unimicron Technology Corp.	2,567,975	11,453
[2]	Alchip Technologies Ltd.	139,000	11,400
*	China Development Financial Holding Corp.	31,658,019	11,066
	Airtac International Group	315,773	10,382
	Taiwan Mobile Co. Ltd.	3,471,713	10,260
	Shanghai Commercial & Savings Bank Ltd.	7,533,048	9,981
	Pegatron Corp.	4,121,038	9,617
	Advantech Co. Ltd.	915,687	9,404
	E Ink Holdings Inc.	1,782,000	9,272
		Shares	Market Value• ($000)
	President Chain Store Corp.	1,125,904	8,956
[2]	eMemory Technology Inc.	140,000	8,771
[2]	Wiwynn Corp.	174,000	8,245
[2]	Global Unichip Corp.	173,000	7,732
[2]	Inventec Corp.	6,093,064	7,633
	Far EasTone Telecommunications Co. Ltd.	3,215,643	7,532
	Catcher Technology Co. Ltd.	1,313,153	7,367
	Far Eastern New Century Corp.	7,949,819	7,243
	Chang Hwa Commercial Bank Ltd.	13,642,394	7,227
*	Shin Kong Financial Holdings Co. Ltd.	26,827,986	7,207
	Compal Electronics Inc.	8,255,510	7,181
	Micro-Star International Co. Ltd.	1,388,000	7,106
	Evergreen Marine Corp. Taiwan Ltd.	2,032,520	6,764
	Formosa Petrochemical Corp.	2,746,580	6,710
[2]	Gigabyte Technology Co. Ltd.	974,000	6,617
	Eclat Textile Co. Ltd.	396,398	6,309
[2]	Globalwafers Co. Ltd.	425,000	6,247
[2]	Acer Inc.	5,763,396	6,091
	Asia Cement Corp.	4,850,519	5,990
*	Innolux Corp.	15,873,810	5,984
	Synnex Technology International Corp.	2,762,889	5,864
	Silergy Corp.	653,000	5,836
	Teco Electric and Machinery Co. Ltd.	3,898,000	5,564
	Feng TAY Enterprise Co. Ltd.	995,155	5,495
	Sino-American Silicon Products Inc.	1,069,000	5,412
[2]	Walsin Lihwa Corp.	5,041,643	5,366
	Voltronic Power Technology Corp.	132,000	5,294
	Cheng Shin Rubber Industry Co. Ltd.	3,631,222	4,962
[2]	ASPEED Technology Inc.	61,400	4,907
	Chicony Electronics Co. Ltd.	1,244,337	4,790
*	Tatung Co. Ltd.	4,291,000	4,756
	Pou Chen Corp.	5,331,125	4,752
[2]	Powerchip Semiconductor Manufacturing Corp.	5,759,000	4,737
[2]	Yang Ming Marine Transport Corp.	3,535,000	4,607
[2]	Parade Technologies Ltd.	140,000	4,590
	Winbond Electronics Corp.	5,892,000	4,566
*,2	PharmaEssentia Corp.	458,000	4,558
	Powertech Technology Inc.	1,382,000	4,490
	Eva Airways Corp.	5,149,188	4,367
	Taiwan Business Bank	10,933,286	4,311

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Ruentex Development Co. Ltd.	4,274,550	4,287
[2]	Oneness Biotech Co. Ltd.	700,856	4,247
[2]	AUO Corp.	8,588,600	4,157
	Vanguard International Semiconductor Corp.	1,820,466	3,954
	Taiwan High Speed Rail Corp.	4,298,000	3,902
	Zhen Ding Technology Holding Ltd.	1,284,000	3,882
[2]	Win Semiconductors Corp.	820,000	3,675
	Foxconn Technology Co. Ltd.	2,261,925	3,670
[2]	China Airlines Ltd.	5,872,913	3,521
	Hiwin Technologies Corp.	580,664	3,519
	Nanya Technology Corp.	1,674,600	3,357
	Giant Manufacturing Co. Ltd.	626,548	3,168
[2]	ASMedia Technology Inc.	77,000	3,151
	Walsin Technology Corp.	972,000	3,149
[2]	Nan Ya Printed Circuit Board Corp.	422,000	3,098
	Auo Corp. ADR	583,862	2,768
	Taiwan Fertilizer Co. Ltd.	1,478,000	2,708
[2]	Yulon Motor Co. Ltd.	1,171,526	2,690
	Wan Hai Lines Ltd.	1,841,812	2,632
	Nien Made Enterprise Co. Ltd.	278,000	2,460
	Taiwan Secom Co. Ltd.	580,725	2,115
[2]	momo.com Inc.	125,092	2,062
*,2	HTC Corp.	1,479,570	2,026
[2]	Genius Electronic Optical Co. Ltd.	170,000	2,007
	Capital Securities Corp.	4,156,587	1,832
*	Taiwan Glass Industry Corp.	3,234,089	1,825
*,2	Ennostar Inc.	1,411,000	1,801
	Eternal Materials Co. Ltd.	2,010,398	1,727
	Far Eastern International Bank	4,626,953	1,644
	Formosa Taffeta Co. Ltd.	2,065,000	1,606
	China Motor Corp.	513,642	1,377
	Transcend Information Inc.	570,455	1,294
	U-Ming Marine Transport Corp.	839,000	1,150
[2]	Advanced Energy Solution Holding Co. Ltd.	48,000	914
	Formosa Sumco Technology Corp.	120,000	578
	Yulon Nissan Motor Co. Ltd.	48,000	273
	ASE Technology Holding Co. Ltd. ADR	30,358	226
			1,999,250
		Shares	Market Value• ($000)
Thailand (0.6%)
	PTT PCL	28,685,478	26,551
	CP ALL PCL	11,942,175	18,354
*	Airports of Thailand PCL	8,598,451	15,964
	Bangkok Dusit Medical Services PCL Class F	21,001,900	15,482
	Advanced Info Service PCL	2,238,696	13,712
	PTT Exploration & Production PCL	2,769,361	12,647
	Delta Electronics Thailand PCL	5,603,560	12,317
	Kasikornbank PCL	2,552,918	9,337
	Central Pattana PCL	5,308,482	9,235
	Bumrungrad Hospital PCL	1,097,205	7,930
[2]	Gulf Energy Development PCL	6,085,240	7,324
[2]	Krung Thai Bank PCL	12,212,662	6,386
	SCB X PCL	2,232,344	6,120
	Minor International PCL	7,602,555	5,924
	Siam Cement PCL NDVR	739,280	5,922
	Siam Cement PCL (Registered)	736,294	5,898
	Central Retail Corp. PCL	5,497,997	5,623
	Charoen Pokphand Foods PCL	9,681,228	5,036
	Bangkok Bank PCL NVDR	1,078,300	4,725
	TMBThanachart Bank PCL	88,195,796	4,097
	PTT Global Chemical PCL	4,090,887	3,929
	Home Product Center PCL	11,381,292	3,768
	Energy Absolute PCL (XBKK)	3,126,841	3,655
	Bangkok Expressway & Metro PCL	16,061,482	3,528
[2]	BTS Group Holdings PCL	16,848,321	3,493
	SCB X PCL NVDR	1,230,600	3,374
[2]	Banpu PCL (Registered)	15,469,108	3,270
[2]	Krungthai Card PCL	2,640,121	3,214
	True Corp. PCL	18,794,912	3,170
	Thai Oil PCL	2,291,702	3,001
	Kasikornbank PCL NVDR	808,437	2,957
	Intouch Holdings PCL Class F	1,489,659	2,942
	PTT Oil & Retail Business PCL	5,699,100	2,902
	CP Axtra PCL	3,181,387	2,501
	SCG Packaging PCL	2,418,800	2,424
	Indorama Ventures PCL	3,588,015	2,364
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	2,340
	Land & Houses PCL (Registered)	10,266,808	2,157
	Thai Union Group PCL Class F	5,578,763	2,095
[2]	Ratch Group PCL	2,246,392	2,015
[2]	Electricity Generating PCL	528,279	1,793
	Osotspa PCL	2,721,791	1,780
		Shares	Market Value• ($000)
	Berli Jucker PCL	2,077,782	1,635
	Thai Life Insurance PCL	4,962,100	1,533
[2]	Global Power Synergy PCL Class F	1,400,152	1,520
[2]	Muangthai Capital PCL	1,426,662	1,449
	Srisawad Corp. PCL	1,225,904	1,416
	Asset World Corp. PCL	14,493,308	1,395
	Land & Houses PCL NVDR	6,394,100	1,343
[2]	Carabao Group PCL Class F	706,977	1,328
	Bangkok Bank PCL (Registered)	270,602	1,186
	IRPC PCL	20,609,489	1,102
[2]	B Grimm Power PCL	1,459,652	898
	Siam City Cement PCL	177,239	658
	Intouch Holdings PCL NVDR	273,800	541
	Bangkok Life Assurance PCL	716,902	463
[2]	Central Pattana PCL NVDR	258,400	449
	Bumrungrad Hospital PCL NDVR	50,700	366
	True Corp. PCL NVDR	2,088,999	352
	Energy Absolute PCL NVDR	270,400	316
	Bangkok Dusit Medical Services PCL NVDR	366,900	270
[2]	Bangkok Life Assurance PCL NVDR	354,600	229
	Krung Thai Bank PCL NDVR	166,000	87
			279,792
Turkey (0.3%)
	Turkiye Petrol Rafinerileri A/S	1,788,112	8,971
*	Turk Hava Yollari AO	1,126,662	8,650
	BIM Birlesik Magazalar A/S	876,610	8,431
	KOC Holding A/S	1,695,361	8,201
	Akbank TAS	6,256,824	6,518
	Turkiye Sise ve Cam Fabrikalari A/S	2,914,001	4,882
	Turkiye Is Bankasi A/S Class C	6,346,780	4,718
*	Eregli Demir ve Celik Fabrikalari TAS	3,284,867	4,398
*	Turkcell Iletisim Hizmetleri A/S	2,409,536	4,086
	Yapi ve Kredi Bankasi A/S	6,451,578	3,937
	Haci Omer Sabanci Holding A/S	2,078,189	3,930
	Enka Insaat ve Sanayi A/S	3,613,307	3,877
*	Sasa Polyester Sanayi A/S	2,524,055	3,823
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,408,172	3,517
	Ford Otomotiv Sanayi A/S	126,262	3,508

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	2,413
	Migros Ticaret A/S	177,614	2,119
	Tofas Turk Otomobil Fabrikasi A/S	244,852	2,082
	Turkiye Garanti Bankasi A/S	1,221,957	2,031
	Arcelik A/S	415,972	1,996
*	Pegasus Hava Tasimaciligi A/S	79,317	1,976
*	Gubre Fabrikalari TAS	169,759	1,968
*	Petkim Petrokimya Holding A/S	2,677,620	1,864
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	415,684	1,836
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,675
	Coca-Cola Icecek A/S	128,158	1,667
	AG Anadolu Grubu Holding A/S	227,888	1,652
*	Hektas Ticaret TAS	2,108,710	1,636
*	Oyak Cimento Fabrikalari A/S	624,309	1,570
	Kontrolmatik Enerji Ve Muhendislik A/S	169,157	1,567
	Is Yatirim Menkul Degerler A/S	1,030,909	1,541
	Koza Altin Isletmeleri A/S	1,981,413	1,538
	Nuh Cimento Sanayi A/S	122,088	1,476
*	TAV Havalimanlari Holding A/S	347,561	1,408
	Turk Traktor ve Ziraat Makineleri A/S	48,963	1,252
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	350,784	1,236
	Sok Marketler Ticaret A/S	498,958	1,055
*	Investco Holding A/S	74,375	1,042
*	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	1,027
	Alarko Holding A/S	263,407	942
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	921
	Dogan Sirketler Grubu Holding A/S	1,866,875	903
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	887
*	Kiler Holding AS	499,673	882
[3]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	258,512	871
	Dogus Otomotiv Servis ve Ticaret A/S	97,368	854
	Borusan Yatirim ve Pazarlama A/S	10,393	854
*,3	MLP Saglik Hizmetleri A/S	157,139	849
	Cimsa Cimento Sanayi VE Ticaret A/S	643,041	833
*	Turkiye Vakiflar Bankasi TAO Class D	1,431,909	826
		Shares	Market Value• ($000)
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	781
	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	770
	Aksa Enerji Uretim A/S	604,560	748
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	744
	Bera Holding A/S	1,225,061	740
[3]	Enerjisa Enerji A/S	428,357	735
*	Turk Telekomunikasyon A/S	1,067,656	725
*	Ulker Biskuvi Sanayi A/S	278,919	715
	Aksa Akrilik Kimya Sanayii A/S	227,798	713
	EGE Endustri VE Ticaret A/S	2,248	703
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	625,270	697
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	692
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	649
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,243,510	574
*	Turkiye Halk Bankasi A/S	1,203,597	560
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	533
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	528
	Tekfen Holding A/S	357,302	516
*	Konya Cimento Sanayii A/S	1,813	505
	Aygaz A/S	102,347	497
	Akcansa Cimento A/S	81,868	487
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	487
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	238,009	446
	Margun Enerji Uretim Sanayi VE Ticaret A/S	196,986	409
*	Zorlu Enerji Elektrik Uretim A/S	1,998,460	374
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	371
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	354
*	Iskenderun Demir ve Celik A/S	273,450	344
	Kordsa Teknik Tekstil A/S	112,344	331
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	311
	Kimteks Poliuretan Sanayi VE Ticaret AS	119,566	307
		Shares	Market Value• ($000)
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	303
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	392,868	285
	Eczacibasi Yatirim Holding Ortakligi A/S	30,123	281
	Galata Wind Enerji A/S	285,112	270
*	Oyak Yatirim Menkul Degerler A/S	159,450	269
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	93,395	268
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	240
*	Can2 Termik A/S	367,392	238
*	Qua Granite Hayal	1,189,870	232
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	643,475	217
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	203
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	202
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	24,778	199
	Polisan Holding A/S	356,946	189
*	Erciyas Celik Boru Sanayi A/S	36,525	165
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	160
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	165,475	125
	Yayla Agro Gida Sanayi VE Nakliyat A/S	203,791	125
*	Aydem Yenilenebilir Enerji A/S	161,609	113
			152,126
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	7,004,905	35,206
	First Abu Dhabi Bank PJSC	8,903,366	30,740
	Emaar Properties PJSC	13,582,557	24,744
	Emirates NBD Bank PJSC	3,549,088	16,383
*	Alpha Dhabi Holding PJSC	2,741,279	14,082
	Abu Dhabi Commercial Bank PJSC	5,933,685	12,967
	Dubai Electricity & Water Authority PJSC	16,816,893	10,895
	Aldar Properties PJSC	7,218,704	10,226
*	Multiply Group PJSC	9,375,223	8,687
	Dubai Islamic Bank PJSC	5,882,256	8,648
	Abu Dhabi Islamic Bank PJSC	2,983,688	8,361

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Americana Restaurants International plc (XADS)	5,564,824	5,602
	Abu Dhabi National Oil Co. for Distribution PJSC	5,841,482	5,344
*	Q Holding PJSC	4,190,504	3,515
	Air Arabia PJSC	4,627,370	3,302
	ADNOC Drilling Co. PJSC	3,292,897	3,264
	Salik Co. PJSC	3,600,838	3,129
*	Abu Dhabi Ports Co. PJSC	1,781,131	2,895
	Emaar Development PJSC	1,643,346	2,773
	Dubai Investments PJSC	4,174,704	2,565
	Borouge plc	3,746,340	2,561
*	National Marine Dredging Co.	420,663	2,487
	Dana Gas PJSC	10,290,019	2,270
	Fertiglobe plc	2,369,418	2,072
	Emirates Central Cooling Systems Corp.	3,675,848	1,791
	Dubai Financial Market PJSC	3,201,832	1,142
*	AL Seer Marine Supplies & Equipment Co LLC	431,249	947
*	Ghitha Holding PJSC	77,844	814
*	Apex Investments Co. PSC	1,019,338	503
	Americana Restaurants International plc	231,651	234
			228,149
United Kingdom (9.8%)
	Shell plc (XLON)	13,447,685	433,376
	AstraZeneca plc	2,962,623	370,931
	HSBC Holdings plc	39,582,640	285,803
	Unilever plc (XLON)	5,027,031	238,084
	BP plc	33,968,759	207,414
	Diageo plc	4,427,763	167,440
	GSK plc	8,063,457	143,745
	Rio Tinto plc	2,184,804	139,392
	British American Tobacco plc	4,458,167	133,176
	Glencore plc	24,710,461	130,887
	Reckitt Benckiser Group plc	1,434,970	96,009
	London Stock Exchange Group plc	907,306	91,543
	Compass Group plc	3,491,471	88,025
	National Grid plc	7,364,809	87,810
	BAE Systems plc	6,106,080	82,105
	RELX plc	2,302,526	80,422
	CRH plc (SGMX)	1,448,046	77,712
	Lloyds Banking Group plc	128,699,875	62,638
	Ferguson plc	411,056	61,742
	Anglo American plc	2,421,407	61,697
	Prudential plc (XLON)	5,521,623	57,736
	Experian plc	1,835,128	55,676
	RELX plc (XLON)	1,494,869	52,156
	Ashtead Group plc	873,857	50,118
	Barclays plc	31,046,325	49,831
	Tesco plc	14,163,067	46,477
	3i Group plc	1,913,566	45,117
	Haleon plc	11,051,571	44,296
		Shares	Market Value• ($000)
*	Rolls-Royce Holdings plc	16,778,909	44,166
	SSE plc	2,186,229	43,448
	Vodafone Group plc	43,750,716	40,274
	Imperial Brands plc	1,807,425	38,506
	Standard Chartered plc	4,579,751	35,115
*	Flutter Entertainment plc (XDUB)	206,340	32,450
	Legal & General Group plc	11,877,471	30,602
	Aviva plc	5,454,916	26,421
	Rentokil Initial plc	5,055,671	25,746
	Sage Group plc	2,061,010	24,348
	Informa plc	2,798,199	24,245
	Bunzl plc	676,076	24,120
	NatWest Group plc	11,023,744	23,986
	InterContinental Hotels Group plc	336,670	23,857
*	Flutter Entertainment plc	146,950	23,080
	Centrica plc	11,109,970	21,268
	Segro plc	2,439,157	21,202
	Next plc	242,881	20,364
	Smith & Nephew plc	1,752,210	19,609
	Admiral Group plc	606,617	18,024
	WPP plc	2,091,513	18,011
	Severn Trent plc	549,623	17,757
	United Utilities Group plc	1,365,520	17,661
	BT Group plc	12,631,800	17,349
	Halma plc	762,771	17,153
	Smurfit Kappa Group plc	521,498	17,024
	Associated British Foods plc	686,182	16,927
	Pearson plc	1,432,354	16,581
	Whitbread plc	397,308	16,110
	Mondi plc (XLON)	968,221	15,661
	Burberry Group plc	752,694	15,513
	Melrose Industries plc (XLON)	2,683,621	15,280
	Intertek Group plc	322,719	15,030
	Croda International plc	279,112	14,876
	Spirax-Sarco Engineering plc	147,239	14,696
	Entain plc	1,271,128	14,430
	Smiths Group plc	705,822	13,845
[3]	Auto Trader Group plc	1,796,705	13,591
	B&M European Value Retail SA	1,875,569	12,074
*	Wise plc Class A	1,419,469	11,537
	Antofagasta plc	696,777	11,393
	DCC plc	198,169	11,009
	J Sainsbury plc	3,481,304	10,892
	Weir Group plc	522,632	10,855
	M&G plc	4,361,454	10,532
	Land Securities Group plc	1,494,872	10,362
	Dechra Pharmaceuticals plc	222,645	10,319
	Berkeley Group Holdings plc	209,686	10,307
	Coca-Cola HBC AG	391,769	10,171
	Barratt Developments plc	1,971,943	9,945
	Kingfisher plc	3,823,060	9,762
	Taylor Wimpey plc	7,071,639	9,551
	Rightmove plc	1,630,011	9,400
	IMI plc	517,219	9,237
		Shares	Market Value• ($000)
	Intermediate Capital Group plc	562,642	8,958
	DS Smith plc	2,580,013	8,949
	St. James's Place plc	1,088,935	8,489
	Beazley plc	1,323,205	8,289
	Howden Joinery Group plc	1,057,264	8,211
[3]	ConvaTec Group plc	3,273,974	8,136
	Phoenix Group Holdings plc	1,465,641	8,096
	Persimmon plc	633,078	7,840
	RS Group plc	943,922	7,790
	JD Sports Fashion plc	4,978,948	7,741
	Hiscox Ltd.	669,943	7,650
	Endeavour Mining plc	368,952	7,612
	Schroders plc	1,671,045	7,525
	Hikma Pharmaceuticals plc	324,660	7,522
	UNITE Group plc	701,140	7,420
	Abrdn plc	3,856,085	7,362
*	Ocado Group plc	1,222,353	6,937
	British Land Co. plc	1,862,338	6,752
	Johnson Matthey plc	362,596	6,592
	Hargreaves Lansdown plc	765,052	6,589
	Tate & Lyle plc	803,477	6,165
	ITV plc	7,494,645	5,836
*	International Consolidated Airlines Group SA	2,251,496	3,956
	Dowlais Group plc	2,704,295	3,292
[3]	Airtel Africa plc	2,181,261	3,005
	Renishaw plc	68,380	2,569
	Fresnillo plc	367,998	2,477
*,1	Evraz plc	1,117,658	—
*,1	NMC Health plc	140,418	—
			4,638,790
Total Common Stocks (Cost $41,559,808)			46,476,793
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	1,457,147	58,176
	Volkswagen AG Preference Shares	401,482	42,577
	Petroleo Brasileiro SA Preference Shares	5,976,812	41,183
	Henkel AG & Co. KGaA Preference Shares	331,152	23,888
	Itau Unibanco Holding SA Preference Shares	4,141,082	22,029
	Itausa SA Preference Shares (BVMF)	10,430,876	17,875
	Banco Bradesco SA Preference Shares	4,594,815	12,750
	Sartorius AG Preference Shares	48,925	12,263
	Bayerische Motoren Werke AG Preference Shares	114,367	9,725
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	151,337	7,329
	FUCHS SE Preference Shares	137,655	5,591
	Gerdau SA Preference Shares	1,218,679	5,262

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hyundai Motor Co. Preference Shares (XKRX)	68,399	5,082
*	Grifols SA Preference Shares Class B (XMAD)	575,674	4,605
	Centrais Eletricas Brasileiras SA Preference Shares Class B	571,095	4,355
	Cia Energetica de Minas Gerais Preference Shares	1,778,313	4,141
	LG Chem Ltd. Preference Shares	15,870	3,315
	Hyundai Motor Co. Preference Shares	43,528	3,214
*	Telecom Italia SpA Preference Shares	11,469,496	2,987
	Metalurgica Gerdau SA Preference Shares	1,308,900	2,682
	Cia Paranaense de Energia Preference Shares	1,406,200	2,340
	Bradespar SA Preference Shares	512,090	2,269
	LG Electronics Inc. Preference Shares	50,018	1,675
	Embotelladora Andina SA Preference Shares Class B	774,904	1,576
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	365,896	1,538
	Unipar Carbocloro SA Preference Shares Class B	99,089	1,398
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	861,300	1,129
	Sixt SE Preference Shares	18,992	1,094
		Shares	Market Value• ($000)
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,988	957
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	333,315	864
	Grupo Aval Acciones y Valores SA Preference Shares	7,626,964	852
*	Braskem SA Preference Shares Class A	256,500	818
	Samsung SDI Co. Ltd. Preference Shares	5,043	817
*	Alpargatas SA Preference Shares	460,200	753
	Hanwha Corp. Preference Shares	65,914	648
	Amorepacific Corp. (XKRX) Preference Shares	19,652	532
	LG H&H Co. Ltd. Preference Shares	5,035	529
*	Itausa SA Preference Shares	156,717	267
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,530	92
	Bancolombia SA Preference Shares	11,063	71
	CJ CheilJedang Corp. Preference Shares	649	60
[1]	Transneft PJSC Preference Shares	2,923	—
[1]	Tatneft PJSC Preference Shares	191,100	—
[1]	Bashneft PJSC Preference Shares	37,751	—
[1]	Surgutneftegas PJSC Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $347,441)			309,308
Rights (0.0%)
*	Localiza Rent a Car SA Exp. 11/10/23	12,377	17
		Shares	Market Value• ($000)
*,1	Hanwha Ocean Co. Ltd. Exp. 11/9/23	31,264	13
*	Gulf Bank KSCP Exp. 11/12/23	287,826	6
Total Rights (Cost $0)			36
Warrants (0.0%)
*,1	Constellation Software Inc. Exp. 3/31/40 (Cost $—)	38,387	—
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $1,002,270)	10,024,531	1,002,353
Total Investments (101.2%) (Cost $42,909,519)			47,788,490
Other Assets and Liabilities— Net (-1.2%)			(579,489)
Net Assets (100%)			47,209,001
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $639,587,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $1,204,098,000, representing 2.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $719,024,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	63	13,269	(1,032)
MSCI EAFE Index	December 2023	3,258	321,581	(16,342)
MSCI Emerging Markets Index	December 2023	2,693	123,770	(6,696)
				(24,070)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Morgan Stanley Capital Services Inc.	12/20/23	AUD	30,000	USD	19,071	—	(8)

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	12/20/23	EUR	35,088	USD	37,144	73	—
State Street Bank & Trust Co.	12/20/23	GBP	20,322	USD	24,829	—	(118)
State Street Bank & Trust Co.	12/20/23	HKD	373,517	USD	47,825	—	(54)
JPMorgan Chase Bank, N.A.	12/20/23	INR	5,322,573	USD	63,854	—	(14)
Toronto-Dominion Bank	12/20/23	JPY	4,997,016	USD	33,757	—	(500)
Toronto-Dominion Bank	12/20/23	USD	24,240	AUD	37,602	346	—
Goldman Sachs International	12/20/23	USD	19,373	BRL	97,423	163	—
Toronto-Dominion Bank	12/20/23	USD	8,311	CAD	11,274	174	—
Toronto-Dominion Bank	12/20/23	USD	97,097	CHF	85,745	2,277	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	60,419	EUR	56,044	974	—
Toronto-Dominion Bank	12/20/23	USD	34,255	GBP	27,486	833	—
UBS AG	12/20/23	USD	53,532	HKD	418,047	66	—
Morgan Stanley Capital Services Inc.	12/20/23	USD	32,870	JPY	4,826,822	746	—
UBS AG	12/20/23	USD	15,625	JPY	2,305,149	284	—
State Street Bank & Trust Co.	12/20/23	USD	15,623	JPY	2,305,149	281	—
BNP Paribas	12/20/23	USD	15,540	JPY	2,293,681	275	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	15,386	JPY	2,270,744	274	—
Royal Bank of Canada	12/20/23	USD	5,433	JPY	789,937	175	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	6,914	KRW	9,136,189	129	—
BNP Paribas	12/20/23	USD	10,628	SEK	117,535	71	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	20,683	TWD	656,351	319	—
						7,460	(694)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $4,224,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $41,907,249)	46,786,137
Affiliated Issuers (Cost $1,002,270)	1,002,353
Total Investments in Securities	47,788,490
Investment in Vanguard	1,705
Cash Collateral Pledged—Futures Contracts	13,965
Cash Collateral Pledged—Forward Currency Contracts	10
Foreign Currency, at Value (Cost $73,362)	70,667
Receivables for Investment Securities Sold	12
Receivables for Accrued Income	206,361
Receivables for Capital Shares Issued	6,064
Variation Margin Receivable—Futures Contracts	223
Unrealized Appreciation—Forward Currency Contracts	7,460
Total Assets	48,094,957
Liabilities
Due to Custodian	59,984
Payables for Investment Securities Purchased	11,184
Collateral for Securities on Loan	719,024
Payables for Capital Shares Redeemed	11,333
Payables to Vanguard	4,717
Unrealized Depreciation—Forward Currency Contracts	694
Deferred Foreign Capital Gains Taxes	79,020
Total Liabilities	885,956
Net Assets	47,209,001
1 Includes $639,587,000 of securities on loan.
At October 31, 2023, net assets consisted of:

Paid-in Capital	46,980,095
Total Distributable Earnings (Loss)	228,906
Net Assets	47,209,001

ETF Shares—Net Assets
Applicable to 653,950,851 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,768,144
Net Asset Value Per Share—ETF Shares	$50.11

Admiral Shares—Net Assets
Applicable to 234,032,184 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,290,493
Net Asset Value Per Share—Admiral Shares	$31.15

Institutional Shares—Net Assets
Applicable to 44,562,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,400,765
Net Asset Value Per Share—Institutional Shares	$98.76

Institutional Plus Shares—Net Assets
Applicable to 26,291,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,749,599
Net Asset Value Per Share—Institutional Plus Shares	$104.58
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,552,986
Interest[2]	4,432
Securities Lending—Net	10,199
Total Income	1,567,617
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,427
Management and Administrative— ETF Shares	15,988
Management and Administrative— Admiral Shares	6,754
Management and Administrative— Institutional Shares	2,879
Management and Administrative— Institutional Plus Shares	1,204
Marketing and Distribution— ETF Shares	1,107
Marketing and Distribution— Admiral Shares	386
Marketing and Distribution— Institutional Shares	160
Marketing and Distribution— Institutional Plus Shares	96
Custodian Fees	5,539
Auditing Fees	46
Shareholders’ Reports—ETF Shares	639
Shareholders’ Reports—Admiral Shares	75
Shareholders’ Reports—Institutional Shares	26
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	28
Professional Services	1,995
Other Expenses	108
Total Expenses	40,464
Expenses Paid Indirectly	(106)
Net Expenses	40,358
Net Investment Income	1,527,259
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(598,484)
Futures Contracts	39,197
Forward Currency Contracts	(2,050)
Foreign Currencies	680
Realized Net Gain (Loss)	(560,657)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	4,737,104
Futures Contracts	(20,474)
Forward Currency Contracts	1,427
Foreign Currencies	6,080
Change in Unrealized Appreciation (Depreciation)	4,724,137
Net Increase (Decrease) in Net Assets Resulting from Operations	5,690,739
1	Dividends are net of foreign withholding taxes of $150,610,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,828,000, ($17,000), less than $1,000, and $24,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $264,165,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $20,491,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,527,259	1,573,600
Realized Net Gain (Loss)	(560,657)	(906,899)
Change in Unrealized Appreciation (Depreciation)	4,724,137	(14,162,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,690,739	(13,495,801)
Distributions
ETF Shares	(1,060,269)	(1,074,120)
Admiral Shares	(239,337)	(250,526)
Institutional Shares	(151,547)	(165,476)
Institutional Plus Shares	(95,377)	(110,877)
Total Distributions	(1,546,530)	(1,600,999)
Capital Share Transactions
ETF Shares	460,572	4,188,638
Admiral Shares	(171,947)	512,944
Institutional Shares	(468,946)	246,411
Institutional Plus Shares	(261,643)	(375,033)
Net Increase (Decrease) from Capital Share Transactions	(441,964)	4,572,960
Total Increase (Decrease)	3,702,245	(10,523,840)
Net Assets
Beginning of Period	43,506,756	54,030,596
End of Period	47,209,001	43,506,756

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.79	$62.49	$49.33	$51.58	$47.79
Investment Operations
Net Investment Income[1]	1.618	1.749	1.604	1.211	1.629
Net Realized and Unrealized Gain (Loss) on Investments	4.341	(16.658)	13.047	(2.166)	3.692
Total from Investment Operations	5.959	(14.909)	14.651	(.955)	5.321
Distributions
Dividends from Net Investment Income	(1.639)	(1.791)	(1.491)	(1.295)	(1.531)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.639)	(1.791)	(1.491)	(1.295)	(1.531)
Net Asset Value, End of Period	$50.11	$45.79	$62.49	$49.33	$51.58
Total Return	12.90%	-24.27%	29.82%	-1.83%	11.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,768	$29,524	$35,493	$24,308	$24,652
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.22%	2.62%	2.46%	3.30%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.46	$38.84	$30.66	$32.06	$29.70
Investment Operations
Net Investment Income[1]	.993	1.069	.972	.750	1.010
Net Realized and Unrealized Gain (Loss) on Investments	2.703	(10.351)	8.121	(1.355)	2.289
Total from Investment Operations	3.696	(9.282)	9.093	(.605)	3.299
Distributions
Dividends from Net Investment Income	(1.006)	(1.098)	(.913)	(.795)	(.939)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.006)	(1.098)	(.913)	(.795)	(.939)
Net Asset Value, End of Period	$31.15	$28.46	$38.84	$30.66	$32.06
Total Return[2]	12.86%	-24.30%	29.76%	-1.89%	11.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,290	$6,804	$8,667	$6,919	$6,717
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.12%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.16%	2.56%	2.46%	3.29%
Portfolio Turnover Rate[4]	4%	3%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11% and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.23	$123.14	$97.19	$101.64	$94.16
Investment Operations
Net Investment Income[1]	3.151	3.422	3.108	2.380	3.224
Net Realized and Unrealized Gain (Loss) on Investments	8.598	(32.817)	25.772	(4.281)	7.271
Total from Investment Operations	11.749	(29.395)	28.880	(1.901)	10.495
Distributions
Dividends from Net Investment Income	(3.219)	(3.515)	(2.930)	(2.549)	(3.015)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.219)	(3.515)	(2.930)	(2.549)	(3.015)
Net Asset Value, End of Period	$98.76	$90.23	$123.14	$97.19	$101.64
Total Return	12.89%	-24.28%	29.82%	-1.87%	11.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,401	$4,430	$5,753	$4,658	$4,991
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.19%	2.58%	2.45%	3.31%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$95.55	$130.41	$102.93	$107.63	$99.71
Investment Operations
Net Investment Income[1]	3.395	3.572	3.312	2.548	3.403
Net Realized and Unrealized Gain (Loss) on Investments	9.066	(34.687)	27.296	(4.528)	7.725
Total from Investment Operations	12.461	(31.115)	30.608	(1.980)	11.128
Distributions
Dividends from Net Investment Income	(3.431)	(3.745)	(3.128)	(2.720)	(3.208)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.431)	(3.745)	(3.128)	(2.720)	(3.208)
Net Asset Value, End of Period	$104.58	$95.55	$130.41	$102.93	$107.63
Total Return	12.91%	-24.27%	29.84%	-1.83%	11.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,750	$2,749	$4,118	$3,311	$2,793
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.07%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.13%	2.60%	2.48%	3.30%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies

FTSE All-World ex-US Index Fund
relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes

FTSE All-World ex-US Index Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,705,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $106,000 (an annual rate of less than 0.01% of average net assets).

FTSE All-World ex-US Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,890,724	69,633	—	3,960,357
Common Stocks—Other	676,119	41,829,160	11,157	42,516,436
Preferred Stocks	121,712	187,596	—	309,308
Rights	17	6	13	36
Warrants	—	—	—	—
Temporary Cash Investments	1,002,353	—	—	1,002,353
Total	5,690,925	42,086,395	11,170	47,788,490
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	7,460	—	7,460
Liabilities
Futures Contracts[1]	24,070	—	—	24,070
Forward Currency Contracts	—	694	—	694
Total	24,070	694	—	24,764
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	7,460	7,460
Total Assets	—	7,460	7,460

Unrealized Depreciation—Futures Contracts[1]	24,070	—	24,070
Unrealized Depreciation—Forward Currency Contracts	—	694	694
Total Liabilities	24,070	694	24,764
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	39,197	—	39,197
Forward Currency Contracts	—	(2,050)	(2,050)
Realized Net Gain (Loss) on Derivatives	39,197	(2,050)	37,147

FTSE All-World ex-US Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(20,474)	—	(20,474)
Forward Currency Contracts	—	1,427	1,427
Change in Unrealized Appreciation (Depreciation) on Derivatives	(20,474)	1,427	(19,047)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	259,987
Total Distributable Earnings (Loss)	(259,987)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	623,664
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,272,404
Capital Loss Carryforwards	(4,675,180)
Qualified Late-Year Losses	—
Other Temporary Differences	8,018
Total	228,906
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,546,530	1,600,999
Long-Term Capital Gains	—	—
Total	1,546,530	1,600,999
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,433,009
Gross Unrealized Appreciation	12,124,784
Gross Unrealized Depreciation	(7,768,972)
Net Unrealized Appreciation (Depreciation)	4,355,812
G.	During the year ended October 31, 2023, the fund purchased $2,116,325,000 of investment securities and sold $2,729,978,000 of investment securities, other than temporary cash investments. Purchases and sales include $272,147,000 and $489,039,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

FTSE All-World ex-US Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	878,163	16,984	4,220,930	77,405
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(417,591)	(7,800)	(32,292)	(600)
Net Increase (Decrease)—ETF Shares	460,572	9,184	4,188,638	76,805
Admiral Shares
Issued	1,139,639	35,258	2,458,545	75,541
Issued in Lieu of Cash Distributions	178,746	5,476	191,775	5,730
Redeemed	(1,490,332)	(45,753)	(2,137,376)	(65,341)
Net Increase (Decrease)—Admiral Shares	(171,947)	(5,019)	512,944	15,930
Institutional Shares
Issued	818,096	7,940	1,299,195	12,163
Issued in Lieu of Cash Distributions	122,089	1,182	140,575	1,321
Redeemed	(1,409,131)	(13,656)	(1,193,359)	(11,108)
Net Increase (Decrease)—Institutional Shares	(468,946)	(4,534)	246,411	2,376
Institutional Plus Shares
Issued	445,764	4,108	485,285	4,355
Issued in Lieu of Cash Distributions	95,377	869	109,314	966
Redeemed	(802,784)	(7,460)	(969,632)	(8,121)
Net Increase (Decrease)—Institutional Plus Shares	(261,643)	(2,483)	(375,033)	(2,800)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	8.57%	2.74%	2.61%	$12,943
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	8.36	2.78	2.56	12,870
FTSE Global Small-Cap ex US Index	8.09	2.56	2.43	12,716
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	8.48%	2.38%	$11,178
FTSE Global Small-Cap ex US Index	8.09	2.26	11,114
FTSE Global All Cap ex US Index	11.93	3.34	11,681
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares	8.52%	2.71%	2.61%	$6,466,607
FTSE Global Small-Cap ex US Index	8.09	2.56	2.43	6,358,167
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Small-Cap Index Fund
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	8.36%	14.68%	28.70%
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	8.57	14.47	29.43
FTSE Global Small-Cap ex US Index	8.09	13.47	27.16
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of October 31, 2023
Canada	14.9%
Japan	14.2
United Kingdom	8.8
Taiwan	8.6
India	7.1
China	5.2
Australia	4.4
South Korea	4.4
Sweden	3.2
Germany	3.1
Switzerland	2.8
France	2.5
Italy	1.9
Brazil	1.7
Norway	1.5
Denmark	1.5
Thailand	1.3
Spain	1.2
Belgium	1.0
Other	10.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (4.4%)
	Technology One Ltd.	985,473	9,139
	nib holdings Ltd.	1,723,578	7,943
	Champion Iron Ltd.	1,603,076	7,292
[1]	Viva Energy Group Ltd.	3,802,358	6,847
	Breville Group Ltd.	501,547	6,797
*	Paladin Energy Ltd.	10,371,060	6,250
	Reliance Worldwide Corp. Ltd.	2,783,326	6,204
	Nine Entertainment Co. Holdings Ltd.	5,142,822	6,060
*	Sandfire Resources Ltd.	1,575,076	5,975
	National Storage REIT	4,535,656	5,783
	Eagers Automotive Ltd.	671,338	5,521
	AUB Group Ltd.	309,753	5,320
*	Webjet Ltd.	1,347,894	5,238
	Perseus Mining Ltd.	4,755,051	5,081
	ARB Corp. Ltd.	266,153	4,967
	Super Retail Group Ltd.	565,650	4,760
	Gold Road Resources Ltd.	3,699,958	4,398
	InvoCare Ltd.	528,257	4,251
	Charter Hall Long Wale REIT	2,202,715	4,232
	Premier Investments Ltd.	287,495	4,169
	Bapcor Ltd.	1,214,347	4,133
	Corporate Travel Management Ltd.	387,029	4,095
	Ventia Services Group Pty. Ltd.	2,339,715	4,089
	HomeCo Daily Needs REIT	5,967,028	4,069
	HUB24 Ltd.	202,029	3,901
	Ramelius Resources Ltd.	3,491,295	3,626
	GrainCorp Ltd. Class A	795,735	3,517
	BWP Trust	1,639,002	3,389
*	Bellevue Gold Ltd.	3,696,336	3,362
*	Telix Pharmaceuticals Ltd.	593,504	3,348
	Waypoint REIT Ltd.	2,472,532	3,339
	GUD Holdings Ltd.	490,140	3,333
*	De Grey Mining Ltd.	4,419,992	3,322
	Centuria Industrial REIT	1,833,918	3,319
	Lifestyle Communities Ltd.	331,908	3,302
*	Megaport Ltd.	530,071	3,242
*	Boss Energy Ltd.	1,170,946	3,227
	Ingenia Communities Group	1,285,216	3,199
	Brickworks Ltd.	203,593	3,173
	Charter Hall Retail REIT	1,630,197	3,168
[1]	Coronado Global Resources Inc. GDR	2,859,178	3,145
		Shares	Market Value• ($000)
	Costa Group Holdings Ltd.	1,576,228	3,109
*	Capricorn Metals Ltd.	1,039,354	3,092
*	PEXA Group Ltd.	443,045	3,073
*,1	Life360 Inc. GDR	596,962	2,975
*	Genesis Minerals Ltd.	3,151,327	2,897
	Monadelphous Group Ltd.	310,250	2,779
*	Karoon Energy Ltd.	1,665,959	2,683
*	Regis Resources Ltd.	2,443,349	2,645
	Kelsian Group Ltd.	681,607	2,621
	McMillan Shakespeare Ltd.	243,302	2,593
	Johns Lyng Group Ltd.	659,764	2,568
	IPH Ltd.	576,610	2,506
	Collins Foods Ltd.	431,873	2,504
*	Red 5 Ltd.	12,397,355	2,499
	Nickel Industries Ltd.	5,244,536	2,497
*	Neuren Pharmaceuticals Ltd.	362,950	2,476
	Helia Group Ltd.	1,072,080	2,466
	NRW Holdings Ltd.	1,517,036	2,423
*,2	Strike Energy Ltd.	9,635,792	2,393
	EVT Ltd.	354,468	2,350
	Codan Ltd.	460,070	2,282
	Netwealth Group Ltd.	278,208	2,260
[2]	HMC Capital Ltd.	831,355	2,258
*	Silver Lake Resources Ltd.	3,351,719	2,205
*	Stanmore Resources Ltd.	889,886	2,156
*	Perenti Ltd.	3,157,149	2,135
	Arena REIT	1,033,509	2,091
	Data#3 Ltd.	471,793	2,034
*	Audinate Group Ltd.	252,708	2,016
*	Westgold Resources Ltd.	1,536,123	2,011
	Elders Ltd.	532,791	2,010
*	Healius Ltd.	1,735,284	2,000
	IRESS Ltd.	623,211	1,987
*	SiteMinder Ltd.	760,104	1,971
	Lovisa Holdings Ltd.	177,997	1,970
*	Nanosonics Ltd.	787,717	1,880
[2]	Pinnacle Investment Management Group Ltd.	379,416	1,880
	Imdex Ltd.	1,751,744	1,837
	Centuria Capital Group	2,475,784	1,811
	SmartGroup Corp. Ltd.	330,130	1,805
	Bega Cheese Ltd.	1,016,431	1,801
*	Resolute Mining Ltd.	7,968,216	1,800
*	West African Resources Ltd.	3,858,371	1,793
*	PolyNovo Ltd.	2,401,357	1,771
	Hansen Technologies Ltd.	535,851	1,770
	Estia Health Ltd.	874,008	1,695
	GQG Partners Inc. GDR	2,049,587	1,694
*	Fleetpartners Group Ltd.	1,049,014	1,657
		Shares	Market Value• ($000)
[2]	Vulcan Steel Ltd.	363,769	1,653
	G8 Education Ltd.	2,727,070	1,648
*	Aussie Broadband Ltd.	660,514	1,646
*,2	Core Lithium Ltd.	7,142,977	1,642
	Inghams Group Ltd.	686,545	1,608
	Rural Funds Group	1,405,647	1,602
*,2	Temple & Webster Group Ltd.	432,033	1,543
	Credit Corp. Group Ltd.	199,774	1,541
	oOh!media Ltd.	1,845,498	1,531
	Link Administration Holdings Ltd.	2,002,910	1,520
*	Chalice Mining Ltd.	1,332,539	1,518
*	Silex Systems Ltd.	738,937	1,513
	Jumbo Interactive Ltd.	170,331	1,502
	Charter Hall Social Infrastructure REIT	985,925	1,494
[2]	APM Human Services International Ltd.	1,117,416	1,485
*,2	Weebit Nano Ltd.	697,599	1,471
	Clinuvel Pharmaceuticals Ltd.	154,229	1,443
*,2	Sayona Mining Ltd.	30,012,974	1,442
	Accent Group Ltd.	1,199,579	1,433
	PWR Holdings Ltd.	225,877	1,408
*	Abacus Storage King	2,207,517	1,396
	Dexus Industria REIT	907,582	1,372
	Sigma Healthcare Ltd.	3,293,671	1,351
*	Macquarie Technology Group Ltd.	34,038	1,349
*	Latin Resources Ltd.	8,518,043	1,342
*,2	Tietto Minerals Ltd.	3,733,408	1,319
	Austal Ltd.	1,204,387	1,301
	Growthpoint Properties Australia Ltd.	1,028,143	1,291
	Centuria Office REIT	1,786,335	1,244
	Dicker Data Ltd.	185,151	1,243
	Service Stream Ltd.	2,202,243	1,230
*	Alpha HPA Ltd.	2,509,409	1,225
	Infomedia Ltd.	1,344,933	1,224
*	Cettire Ltd.	743,845	1,215
	Nick Scali Ltd.	174,321	1,196
*,3	Leo Lithium Ltd.	3,703,310	1,186
	Abacus Group	1,873,045	1,141
	Hotel Property Investments Ltd.	695,502	1,130
	GWA Group Ltd.	1,024,924	1,117
*,3	AVZ Minerals Ltd.	9,005,310	1,114
*	Judo Capital Holdings Ltd.	2,039,804	1,098
*	Syrah Resources Ltd.	2,573,441	1,094
[2]	HealthCo REIT	1,194,000	1,043
	Integral Diagnostics Ltd.	610,445	1,034
	Select Harvests Ltd.	418,882	1,030
*	Calix Ltd.	567,991	972
	Australian Ethical Investment Ltd.	392,035	970
*	Omni Bridgeway Ltd.	982,610	949

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Myer Holdings Ltd.	2,890,139	921
*	Australian Agricultural Co. Ltd.	1,143,347	904
	Cromwell Property Group	4,350,571	887
[2]	Australian Clinical Labs Ltd.	465,598	796
*,2	EML Payments Ltd.	1,095,752	792
*,2	Arafura Rare Earths Ltd.	6,637,994	785
*	OFX Group Ltd.	792,206	776
*	Mount Gibson Iron Ltd.	2,451,280	773
	Cedar Woods Properties Ltd.	273,801	770
*	ioneer Ltd.	8,440,297	756
	Emeco Holdings Ltd.	2,015,771	736
	MyState Ltd.	390,378	722
*	Tyro Payments Ltd.	1,310,373	721
*,2	Kogan.com Ltd.	257,402	718
[2]	Regis Healthcare Ltd.	426,055	676
*,2	Mayne Pharma Group Ltd.	289,677	676
	GDI Property Group Partnership	2,038,866	668
*	Imugene Ltd.	22,881,095	629
*	Alkane Resources Ltd.	1,676,010	625
*	Praemium Ltd.	1,764,065	624
*	Nuix Ltd.	682,538	609
*,2	Mesoblast Ltd.	2,604,455	596
*,2	29Metals Ltd.	1,502,425	592
	Navigator Global Investments Ltd.	784,154	587
	Australian Finance Group Ltd.	714,392	585
*,2	Carnarvon Energy Ltd.	6,033,601	574
*	Cooper Energy Ltd.	9,279,252	566
*,2	Vulcan Energy Resources Ltd.	424,004	561
*	Seven West Media Ltd.	3,218,759	543
*	Lake Resources NL	5,251,116	539
	SG Fleet Group Ltd.	331,373	533
*	Superloop Ltd.	1,373,777	531
*	Fineos Corp. Ltd. GDR	502,426	529
*	Bravura Solutions Ltd.	1,189,153	522
*	Opthea Ltd.	2,437,638	510
[2]	Baby Bunting Group Ltd.	470,645	509
*,2	Argosy Minerals Ltd.	4,878,508	498
*,2	Zip Co. Ltd.	2,652,506	485
	Solvar Ltd.	670,067	474
	Jupiter Mines Ltd.	3,864,808	466
	Southern Cross Media Group Ltd.	791,260	455
*,2	Novonix Ltd.	1,007,109	441
*,2,3	Paradigm Biopharmaceuticals Ltd.	1,026,835	401
*,2	Australian Strategic Materials Ltd.	439,789	395
*	Ardent Leisure Group Ltd.	1,327,454	379
	PointsBet Holdings Ltd.	781,876	377
*	St Barbara Ltd.	3,193,037	352
*	Aurelia Metals Ltd.	5,788,614	347
*,2	BrainChip Holdings Ltd.	3,356,483	334
*	Pact Group Holdings Ltd.	729,616	322
	Humm Group Ltd.	1,180,738	308
		Shares	Market Value• ($000)
*,2	Appen Ltd.	475,603	274
*	Neometals Ltd.	1,798,006	246
*	Bubs Australia Ltd.	2,323,704	244
*	Incannex Healthcare Ltd.	5,051,945	194
*,2	Jervois Global Ltd.	9,819,172	194
*,3	Firefinch Ltd.	4,116,778	157
*,2	Andromeda Metals Ltd.	11,032,861	149
			392,406
Austria (0.7%)
[1]	BAWAG Group AG	286,747	12,772
	Wienerberger AG	379,984	9,206
	CA Immobilien Anlagen AG	156,339	5,286
[2]	Oesterreichische Post AG	123,784	3,946
	EVN AG	143,967	3,912
	Vienna Insurance Group AG Wiener Versicherung Gruppe	144,416	3,877
	UNIQA Insurance Group AG	451,525	3,646
	Mayr Melnhof Karton AG	29,664	3,490
[2]	DO & Co. AG	22,962	2,683
*,2	Lenzing AG	66,885	2,604
*	IMMOFINANZ AG	129,116	2,599
[2]	AT&S Austria Technologie & Systemtechnik AG	87,602	2,199
	Schoeller-Bleckmann Oilfield Equipment AG	40,839	2,064
	Strabag SE	43,913	1,736
	Palfinger AG	51,862	1,251
	Flughafen Wien AG	16,950	898
	Porr AG	44,772	537
	Agrana Beteiligungs AG	33,360	531
*	S IMMO AG (XWBO)	20,394	275
			63,512
Belgium (1.0%)
	Aedifica SA	169,455	9,245
	Cofinimmo SA	119,211	7,413
	Colruyt Group NV	175,140	7,248
	Euronav NV	382,249	6,843
	Melexis NV	70,901	5,220
	Bekaert SA	120,651	4,885
	KBC Ancora	121,094	4,580
	Barco NV	246,473	3,784
	Montea NV	51,459	3,637
	Proximus SADP	435,223	3,607
	Fagron	197,787	3,476
	Shurgard Self Storage Ltd. (XBRU)	85,672	3,206
	Xior Student Housing NV	109,461	3,150
	Tessenderlo Group SA	99,073	2,884
	VGP NV	33,445	2,723
	Retail Estates NV	42,896	2,612
	Gimv NV	63,086	2,440
	Deme Group NV	25,013	2,314
	bpost SA	403,728	2,189
[2]	Kinepolis Group NV	43,145	2,128
*	Ontex Group NV	266,576	1,951
	Van de Velde NV	25,366	858
*	AGFA-Gevaert NV	327,434	528
		Shares	Market Value• ($000)
	Wereldhave Belgium Comm VA	8,195	370
			87,291
Brazil (1.4%)
*	3R PETROLEUM OLEO E GAS SA	876,132	5,637
	Kinea Indice de Precos FII	304,330	5,553
	CSHG Logistica FI Imobiliario	141,752	4,442
	Cia de Saneamento do Parana	900,218	3,884
	Santos Brasil Participacoes SA	2,635,867	3,869
	Fleury SA	1,266,468	3,765
	YDUQS Participacoes SA	1,058,225	3,721
	Tres Tentos Agroindustrial SA	1,624,578	3,554
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	956,785	3,414
*	Cogna Educacao SA	6,779,627	3,227
	Kinea Renda Imobiliaria FII	95,566	3,027
	Petroreconcavo SA	732,700	3,014
	Kinea Rendimentos Imobiliarios FII	138,966	2,822
	Arezzo Industria e Comercio SA	239,014	2,768
*	IRB Brasil Resseguros SA	292,430	2,360
*	MRV Engenharia e Participacoes SA	1,391,692	2,277
	Cia de Saneamento de Minas Gerais Copasa MG.	696,523	2,202
	XP Log FII (BVMF)	100,707	2,176
	FII Iridium	137,289	2,145
	Hedge Brasil Shopping FII	47,297	2,145
	Marfrig Global Foods SA	1,625,400	2,083
	Odontoprev SA	994,599	2,060
	Vinci Shopping Centers FII	83,736	1,946
	Wilson Sons SA	721,000	1,926
*	Omega Energia SA	1,274,653	1,921
	Xp Malls Fdo Inv Imob Fii	88,162	1,908
	Capitania Securities II Fii	1,227,140	1,906
	Vivara Participacoes SA	344,800	1,744
[1]	Locaweb Servicos de Internet SA	1,606,283	1,733
	CSHG Renda Urbana Fii	67,289	1,726
	Fii UBS Br Receb Imob	102,091	1,718
	Maxi Renda FII	774,751	1,661
*	Oncoclinicas do Brasil Servicos Medicos SA	879,500	1,654
*	Log-in Logistica Intermodal SA	204,119	1,653
*	AES Brasil Energia SA	818,275	1,634
	Vulcabras Azaleia SA	451,800	1,605
	Mills Estruturas e Servicos de Engenharia SA	748,505	1,543
	Grendene SA	1,233,783	1,517

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Direcional Engenharia SA	426,696	1,469
	SIMPAR SA	1,051,300	1,443
	Minerva SA	910,371	1,367
	EcoRodovias Infraestrutura e Logistica SA	859,861	1,197
	Fras-Le SA	385,099	1,143
*	Hidrovias do Brasil SA	1,449,100	1,135
	Iochpe Maxion SA	506,644	1,134
	Mahle-Metal Leve SA	154,000	1,113
	Tupy SA	225,131	1,089
*	Zamp SA	861,983	1,086
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,073
	CM Hospitalar SA	356,200	1,052
	JHSF Participacoes SA	1,177,500	1,002
	Enauta Participacoes SA	261,500	904
	Pet Center Comercio E Participacoes SA	1,275,960	901
	Movida Participacoes SA	492,800	855
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	167,012	820
*	CVC Brasil Operadora e Agencia de Viagens SA	1,381,053	753
	LOG Commercial Properties e Participacoes SA	168,265	692
*	Anima Holding SA	1,297,131	669
	FII Hectare Ce	79,627	610
	Ambipar Participacoes e Empreendimentos SA	216,000	585
*	Lojas Quero-Quero SA	736,263	568
	Camil Alimentos SA	414,100	566
	Armac Locacao Logistica E Servicos SA	235,200	566
	Blau Farmaceutica SA	176,800	533
*	Grupo Casas Bahia SA	5,832,102	521
	Grupo SBF SA	357,508	496
	Hospital Mater Dei SA	328,400	459
*	Cia Brasileira de Distribuicao	609,200	437
	Qualicorp Consultoria e Corretora de Seguros SA	761,200	433
	Iguatemi SA (BVMF)	108,820	433
	Empreendimentos Pague Menos S/A	699,323	416
	Cia Brasileira de Aluminio	480,165	362
*	Guararapes Confeccoes SA	317,500	298
*	XP Log FII	13,351	288
	Brpr Corporate Offices Fdo De Inv Imob	17,842	222
			126,630
Canada (14.8%)
	Cameco Corp.	1,532,549	62,694
	WSP Global Inc.	420,590	55,044
[2]	RB Global Inc.	642,440	42,042
	ARC Resources Ltd.	2,195,999	35,329
	TFI International Inc.	293,021	32,416
[2]	Emera Inc.	971,901	31,833
		Shares	Market Value• ($000)
[2]	Open Text Corp.	951,171	31,757
	Stantec Inc.	398,106	24,359
	First Quantum Minerals Ltd.	1,969,544	22,824
	Kinross Gold Corp.	4,325,574	22,583
*	Descartes Systems Group Inc.	304,311	21,995
*	CAE Inc.	1,044,558	21,814
	Toromont Industries Ltd.	288,347	21,708
	iA Financial Corp. Inc.	371,797	21,634
	TMX Group Ltd.	992,849	20,677
*	MEG Energy Corp.	1,004,456	19,846
	FirstService Corp.	137,350	19,435
	GFL Environmental Inc.	668,936	19,271
	Element Fleet Management Corp.	1,399,411	18,931
	Keyera Corp.	813,095	18,909
	AltaGas Ltd.	1,005,483	18,678
	West Fraser Timber Co. Ltd.	275,473	18,591
	Pan American Silver Corp.	1,270,508	18,562
[2]	Gildan Activewear Inc.	625,343	17,763
	Canadian Apartment Properties REIT	598,928	17,630
	SNC-Lavalin Group Inc.	621,861	17,274
	Alamos Gold Inc. Class A	1,380,748	17,096
	Lundin Mining Corp.	2,392,536	14,941
	Parkland Corp.	487,371	14,750
*	Ivanhoe Mines Ltd. Class A	2,000,636	14,744
	Finning International Inc.	532,894	14,280
	Crescent Point Energy Corp.	1,746,373	14,004
	B2Gold Corp.	4,313,090	13,809
	Onex Corp.	242,505	13,591
	PrairieSky Royalty Ltd.	759,326	13,333
	RioCan REIT	1,077,324	13,090
	Boyd Group Services Inc.	76,125	12,979
	Enerplus Corp.	752,110	12,718
	Northland Power Inc.	879,871	12,366
[2]	Algonquin Power & Utilities Corp.	2,407,457	12,118
	Stella-Jones Inc.	210,031	11,002
[2]	Brookfield Infrastructure Corp. Class A	415,388	10,697
	Capital Power Corp.	408,480	10,454
[2]	Baytex Energy Corp.	2,383,869	10,314
	SSR Mining Inc.	735,244	10,174
	Brookfield Renewable Corp. Class A (XTSE)	446,727	10,163
	Granite REIT	222,100	10,114
	Colliers International Group Inc.	110,385	10,006
*	Kinaxis Inc.	98,654	9,634
*	Bombardier Inc. Class B	297,725	9,552
*	ATS Corp.	269,182	9,065
	Premium Brands Holdings Corp.	133,081	8,568
	Choice Properties REIT	973,097	8,449
*	Celestica Inc.	357,491	8,345
	BRP Inc.	123,028	8,315
		Shares	Market Value• ($000)
	Methanex Corp.	197,839	8,169
[2]	Whitecap Resources Inc.	1,047,348	8,089
	Vermilion Energy Inc.	554,130	7,996
[2]	SmartCentres REIT	504,444	7,817
*	Air Canada	634,373	7,653
*	Bausch Health Cos. Inc.	1,121,537	7,635
	Dream Industrial REIT	902,304	7,619
	Gibson Energy Inc.	490,910	7,459
	Osisko Gold Royalties Ltd.	587,812	7,185
	Definity Financial Corp.	257,898	7,130
	Primo Water Corp.	542,770	7,080
	TransAlta Corp.	961,949	7,041
	Parex Resources Inc.	365,851	7,012
[2]	First Capital REIT	729,438	6,859
*	Eldorado Gold Corp.	633,299	6,850
	Atco Ltd. Class I	266,143	6,823
*,2	BlackBerry Ltd.	1,861,481	6,698
	Chartwell Retirement Residences	892,061	6,536
	Canadian Western Bank	327,896	6,498
[2]	Linamar Corp.	149,085	6,446
	Paramount Resources Ltd. Class A	262,671	6,313
[2]	Boardwalk REIT	130,900	6,113
	H&R REIT	940,038	5,782
	Tricon Residential Inc.	847,476	5,616
	Lundin Gold Inc.	462,854	5,581
*	Lightspeed Commerce Inc.	445,462	5,560
	Russel Metals Inc.	214,378	5,341
[2]	Maple Leaf Foods Inc.	265,335	5,283
	Boralex Inc. Class A	282,078	5,250
*	Capstone Copper Corp.	1,528,794	5,203
	Topaz Energy Corp.	329,908	5,043
	Allied Properties REIT	440,493	5,035
[2]	First Majestic Silver Corp.	951,363	4,898
	CI Financial Corp.	534,077	4,841
*	Aritzia Inc.	309,266	4,810
*	IAMGOLD Corp.	1,681,395	4,304
[2]	North West Co. Inc.	168,206	4,289
	Stelco Holdings Inc.	150,914	4,253
	OceanaGold Corp.	2,436,413	4,076
[2]	Superior Plus Corp.	597,156	4,013
[2]	Centerra Gold Inc.	783,848	3,985
*	Equinox Gold Corp.	907,276	3,971
	Quebecor Inc. Class B	177,316	3,658
	Enghouse Systems Ltd.	149,870	3,519
	Hudbay Minerals Inc.	773,819	3,376
	Winpak Ltd.	122,991	3,349
[2]	Innergex Renewable Energy Inc.	525,272	3,235
	Primaris REIT	335,156	3,004
[1,2]	Nuvei Corp.	212,453	2,958
*	Novagold Resources Inc.	841,337	2,930
*,2	Ballard Power Systems Inc.	846,672	2,827
*	Torex Gold Resources Inc.	292,875	2,824
	Mullen Group Ltd.	285,782	2,712
	Laurentian Bank of Canada	147,821	2,708
	Cascades Inc.	333,241	2,701

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Lithium Americas Corp.	377,941	2,537
[2]	Westshore Terminals Investment Corp.	133,221	2,247
*	Canfor Corp.	207,145	2,118
*,2	Lithium Americas Argentina Corp.	377,941	2,090
	Transcontinental Inc. Class A	279,772	2,060
[2]	NorthWest Healthcare Properties REIT	705,504	2,040
*,2	Canada Goose Holdings Inc.	183,727	2,038
[2]	Cargojet Inc.	32,817	1,869
[2]	Cogeco Communications Inc.	39,529	1,557
	First National Financial Corp.	59,325	1,480
*,2	Cronos Group Inc.	709,666	1,279
	GFL Environmental Inc. (XTSE)	33,783	974
	Osisko Gold Royalties Ltd. (XTSE)	65,199	797
[2]	Dye & Durham Ltd.	122,003	712
*,2	Lightspeed Commerce Inc. (XTSE)	14,700	183
			1,330,207
Chile (0.2%)
	Parque Arauco SA	2,615,276	3,575
	SMU SA	11,671,661	2,022
*	Engie Energia Chile SA	2,144,106	1,912
	Empresa Nacional de Telecomunicaciones SA	508,155	1,712
	Inversiones Aguas Metropolitanas SA	1,842,778	1,321
	CAP SA	207,916	1,137
	Vina Concha y Toro SA	919,704	1,023
	SONDA SA	2,304,829	934
	Inversiones La Construccion SA	121,904	709
	Ripley Corp. SA	3,875,438	654
			14,999
China (5.2%)
	Chinasoft International Ltd.	8,062,304	5,849
*	JinkoSolar Holding Co. Ltd. ADR	138,338	4,508
*	Hollysys Automation Technologies Ltd.	207,895	4,264
*,2	Chindra Group Holdings Ltd. ADR	461,211	4,096
	China Overseas Property Holdings Ltd.	4,705,000	4,086
*,1	Keymed Biosciences Inc.	525,500	3,904
*,2	Canadian Solar Inc.	172,372	3,444
	Hello Group Inc. ADR	483,495	3,423
[2]	Dongyue Group Ltd.	4,019,000	3,201
*,1,2	Alphamab Oncology	2,161,000	3,178
	China Education Group Holdings Ltd.	3,479,000	2,890
*,1,2	New Horizon Health Ltd.	1,149,500	2,795
[1,2]	Meitu Inc.	6,916,500	2,774
*,1,2	Weimob Inc.	6,896,000	2,773
	SSY Group Ltd.	4,899,324	2,687
[2]	Fufeng Group Ltd.	5,139,864	2,669
		Shares	Market Value• ($000)
	Grand Pharmaceutical Group Ltd.	4,707,240	2,530
	Gushengtang Holdings Ltd.	413,200	2,475
	China Nonferrous Mining Corp. Ltd.	4,048,000	2,455
*,2	Fenbi Ltd.	4,019,500	2,444
*	Lifetech Scientific Corp.	7,830,058	2,406
*,2	Golden Solar New Energy Technology Holdings Ltd.	2,996,000	2,406
	FinVolution Group ADR	508,249	2,404
	Fu Shou Yuan International Group Ltd.	3,298,000	2,214
*	COFCO Meat Holdings Ltd.	9,457,000	2,201
[2]	Tianneng Power International Ltd.	2,230,468	2,014
	China Water Affairs Group Ltd.	3,171,600	2,007
*	Zhongyu Gas Holdings Ltd.	2,836,000	1,993
*,2	Xinte Energy Co. Ltd. Class H	1,274,800	1,937
*,2	EHang Holdings Ltd. ADR	137,838	1,912
*,1	Bairong Inc.	1,520,500	1,909
*,1,2	InnoCare Pharma Ltd.	2,356,000	1,860
	Skyworth Group Ltd.	5,128,710	1,853
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	876,500	1,829
	CIMC Enric Holdings Ltd.	2,154,000	1,828
	China Datang Corp Renewable Power Co. Ltd. Class H	7,699,000	1,742
[2]	China Risun Group Ltd.	4,245,000	1,736
*,2	Zhihu Inc. ADR	1,733,874	1,719
*,1,2	Ascentage Pharma Group International	523,900	1,701
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,766,913	1,673
	NetDragon Websoft Holdings Ltd.	921,090	1,637
[1,2]	Simcere Pharmaceutical Group Ltd.	1,871,000	1,632
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	1,627
	Tong Ren Tang Technologies Co. Ltd. Class H	2,109,516	1,609
	China Oriental Group Co. Ltd.	10,440,000	1,605
*,1,2	Haichang Ocean Park Holdings Ltd.	12,505,000	1,599
*,1	Peijia Medical Ltd.	1,617,000	1,531
	Concord New Energy Group Ltd.	18,680,000	1,530
	China BlueChemical Ltd. Class H	6,512,000	1,524
	Sinopec Kantons Holdings Ltd.	3,809,962	1,500
*,2	Vnet Group Inc. ADR	462,748	1,488
		Shares	Market Value• ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,776,304	1,364
	PAX Global Technology Ltd.	1,957,062	1,351
	China Overseas Grand Oceans Group Ltd.	3,951,500	1,347
	China Resources Medical Holdings Co. Ltd.	2,275,291	1,342
	Poly Property Group Co. Ltd.	6,459,000	1,329
	Noah Holdings Ltd. ADR	116,156	1,329
[1,2]	AK Medical Holdings Ltd.	1,354,000	1,318
	Tiangong International Co. Ltd.	4,480,000	1,317
*,1,2	CARsgen Therapeutics Holdings Ltd.	989,000	1,315
	Shoucheng Holdings Ltd.	7,891,246	1,292
	Xinyi Energy Holdings Ltd.	7,314,200	1,281
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,277
	BOE Varitronix Ltd.	1,498,065	1,274
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,269
[1]	Genertec Universal Medical Group Co. Ltd.	2,458,309	1,248
*,2	Canaan Inc. ADR	642,661	1,234
	China Foods Ltd.	3,538,000	1,225
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	1,223
*,2	Gaotu Techedu Inc. ADR	543,726	1,218
*,1,2	Arrail Group Ltd.	1,218,500	1,214
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	1,208
	Consun Pharmaceutical Group Ltd.	2,040,000	1,200
	China Yongda Automobiles Services Holdings Ltd.	2,962,000	1,138
*,2	Yeahka Ltd.	614,800	1,124
	Greentown Service Group Co. Ltd.	2,878,000	1,122
*,1	Maoyan Entertainment	927,000	1,114
[1]	Asiainfo Technologies Ltd.	1,066,400	1,103
	Digital China Holdings Ltd.	3,961,588	1,087
[2]	CGN New Energy Holdings Co. Ltd.	4,032,720	1,052
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	1,033
*	XD Inc.	677,200	1,026
	Shenzhen Sunlord Electronics Co. Ltd. Class A	254,188	1,015
[2]	Yuexiu REIT	7,054,013	1,010
[2]	Helens International Holdings Co. Ltd.	1,329,500	992
	China Modern Dairy Holdings Ltd.	9,624,000	985
[2]	Chervon Holdings Ltd.	397,600	974

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Lonking Holdings Ltd.	6,289,313	972
*	DingDong Cayman Ltd. ADR	478,893	967
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	966
	Biem.L.Fdlkk Garment Co. Ltd. Class A	207,080	953
	Sihuan Pharmaceutical Holdings Group Ltd.	11,249,000	950
	Hangjin Technology Co. Ltd. Class A	189,703	945
*,2	FIH Mobile Ltd.	12,665,000	940
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	920
	Sichuan Expressway Co. Ltd. Class A	1,650,911	903
	Geovis Technology Co. Ltd. Class A	133,664	901
*	TCL Electronics Holdings Ltd.	2,579,122	897
*	China Conch Environment Protection Holdings Ltd.	3,644,915	897
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	429,893	896
	Accelink Technologies Co. Ltd. Class A	242,500	894
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	942,100	890
*,1	Yidu Tech Inc.	1,669,000	888
*,2	Cosmopolitan International Holdings Ltd.	1,958,400	876
	Hangcha Group Co. Ltd. Class A	290,647	874
	Wuhan Jingce Electronic Group Co. Ltd. Class A	74,192	873
*,2	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	870
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	32,780	870
*	Yatsen Holding Ltd. ADR	1,056,457	869
*	CMGE Technology Group Ltd.	5,179,200	869
*,3	China Dili Group	10,268,897	866
	China Shineway Pharmaceutical Group Ltd.	972,343	862
	Risen Energy Co. Ltd. Class A	354,900	862
	JNBY Design Ltd.	707,500	862
	China South City Holdings Ltd.	16,108,000	854
*,1,2,3	China Renaissance Holdings Ltd.	914,500	850
[2]	China Tobacco International HK Co. Ltd.	650,000	841
	CPMC Holdings Ltd.	1,094,000	839
	Hubei Dinglong Co. Ltd. Class A	255,412	839
		Shares	Market Value• ($000)
*	SOHO China Ltd.	8,096,542	838
	Kangji Medical Holdings Ltd.	1,008,500	828
*,1,2	Ocumension Therapeutics	836,000	823
*	Talkweb Information System Co. Ltd. Class A	352,200	816
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	36,120	803
*	Qingdao Sentury Tire Co. Ltd. Class A	193,100	803
	China Lilang Ltd.	1,658,000	801
	Shanghai Haohai Biological Technology Co. Ltd. Class A	58,138	787
*	Sohu.com Ltd. ADR	95,140	783
	C&D Property Management Group Co. Ltd.	1,782,000	783
	AIMA Technology Group Co. Ltd. Class A	203,835	783
	LexinFintech Holdings Ltd. ADR	427,508	780
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	143,500	777
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	340,056	772
*,2	Q Technology Group Co. Ltd.	1,508,000	762
	Harbin Electric Co. Ltd. Class H	2,633,813	758
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	758
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	757
[1]	China New Higher Education Group Ltd.	3,025,000	755
	Tian Lun Gas Holdings Ltd.	1,549,400	753
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	752
	Sinocare Inc. Class A	182,300	751
*,1	Hope Education Group Co. Ltd.	12,692,000	748
*	Moody Technology Holdings Ltd.	12,822,548	747
	IKD Co. Ltd. Class A	255,200	743
[1,2]	Linklogis Inc. Class B	3,746,500	737
*	Hainan Meilan International Airport Co. Ltd. Class H	892,000	723
	Digital China Group Co. Ltd. Class A	168,800	719
	Dajin Heavy Industry Co. Ltd. Class A	188,700	715
	CETC Digital Technology Co. Ltd. Class A	224,850	711
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	710
*	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	708
		Shares	Market Value• ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	707
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	53,193	707
	Sonoscape Medical Corp. Class A	106,400	702
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	701
	GCL Energy Technology Co. Ltd. Class A	437,000	695
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	694
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	536,600	687
	Sinofert Holdings Ltd.	5,978,000	680
	Eastern Communications Co. Ltd. Class A	379,700	678
	INESA Intelligent Tech Inc. Class B	1,253,106	677
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,524,400	676
	DBG Technology Co. Ltd. Class A	160,060	667
	KPC Pharmaceuticals Inc. Class A	228,700	667
	Shanghai Huafon Aluminium Corp. Class A	297,900	667
	Infore Environment Technology Group Co. Ltd. Class A	997,565	665
*,1	Mobvista Inc.	1,649,000	663
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	662
	Guangdong Hongda Blasting Co. Ltd. Class A	224,774	661
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	657
*	Chengtun Mining Group Co. Ltd. Class A	1,051,538	655
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	653
	Grandblue Environment Co. Ltd. Class A	268,072	652
*	Visionox Technology Inc. Class A	429,200	651
	China Kings Resources Group Co. Ltd. Class A	153,571	651
*	Sai Micro Electronics Inc. Class A	197,300	650
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,132,000	642
	Health & Happiness H&H International Holdings Ltd.	568,000	642

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	151,215	638
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	879,100	637
	West China Cement Ltd.	6,997,200	636
	Venustech Group Inc. Class A	178,000	636
[1]	Medlive Technology Co. Ltd.	636,000	635
*,1,2	Alliance International Education Leasing Holdings Ltd.	3,472,000	629
*	Bohai Leasing Co. Ltd. Class A	1,917,900	627
*	Wuxi Taiji Industry Co. Ltd. Class A	707,468	626
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	624
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	624
	Isoftstone Information Technology Group Co. Ltd. Class A	127,700	624
	Inner Mongolia Mining Co. Ltd. Class A	411,388	616
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	616
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	615
	Wasu Media Holding Co. Ltd. Class A	617,237	613
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	609
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	606
	Fibocom Wireless Inc. Class A	212,395	603
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	602
	Arcsoft Corp. Ltd. Class A	125,620	602
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	601
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	600
	China Kepei Education Group Ltd.	2,262,000	596
*	Chongqing Iron & Steel Co. Ltd. Class A	2,916,067	594
*	China Railway Materials Co. Class A	1,631,934	591
*	Gree Real Estate Co. Ltd. Class A	605,435	590
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	589
		Shares	Market Value• ($000)
[1,2]	Midea Real Estate Holding Ltd.	857,200	586
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	584
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	583
*,1	Viva Biotech Holdings	3,499,000	574
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	573
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	573
	State Grid Information & Communication Co. Ltd. Class A	303,100	572
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	571
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	570
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	1,434,400	569
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	205,043	568
	Edifier Technology Co. Ltd. Class A	254,800	568
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	568
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	565
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	563
	Qingdao Gaoce Technology Co. Ltd. Class A	86,797	563
	Shenzhen Envicool Technology Co. Ltd. Class A	160,200	562
	China National Gold Group Gold Jewellery Co. Ltd. Class A	386,200	560
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	558
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	557
	Yankershop Food Co. Ltd. Class A	51,750	557
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	28,225	557
*	DouYu International Holdings Ltd. ADR	642,865	554
	Xinyu Iron & Steel Co. Ltd. Class A	996,463	554
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,200	554
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	399,500	551
		Shares	Market Value• ($000)
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,091,405	549
	Hainan Haide Capital Management Co. Ltd. Class A	334,068	549
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	546
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	541
	Wuhu Token Science Co. Ltd. Class A	609,410	538
	Gansu Energy Chemical Co. Ltd. Class A	1,221,300	537
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	536
	Western Region Gold Co. Ltd. Class A	302,567	536
*	Tibet Mineral Development Co. Class A	153,400	533
*	Youdao Inc. ADR	126,376	527
	Sino-Platinum Metals Co. Ltd. Class A	261,859	522
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	521
	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	521
*	Roshow Technology Co. Ltd. Class A	566,500	521
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	519
	Nanjing Gaoke Co. Ltd. Class A	615,000	517
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	516
	Guangdong Provincial Expressway Development Co. Ltd. Class A	466,759	516
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	516
	Gaona Aero Material Co. Ltd. Class A	173,920	515
	China Automotive Engineering Research Institute Co. Ltd. Class A	202,600	514
	Shanghai Pret Composites Co. Ltd. Class A	273,164	513
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	511
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	510
	Foran Energy Group Co. Ltd. Class A	309,910	507
	Xiamen Kingdomway Group Co. Class A	202,433	506
*,2	Agile Group Holdings Ltd.	5,272,000	505
	B-Soft Co. Ltd. Class A	513,630	505

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1,2,3	Redco Properties Group Ltd.	2,958,000	503
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	503
*	Antong Holdings Co. Ltd. Class A	1,399,248	503
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	470,300	500
	Qilu Bank Co. Ltd. Class A	907,231	500
	YGSOFT Inc. Class A	625,642	497
*	Fangda Special Steel Technology Co. Ltd. Class A	731,788	497
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	495
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	494
	Baowu Magnesium Technology Co. Ltd. Class A	189,500	493
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	492
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	492
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	491
	China Wafer Level Csp Co. Class A	150,720	490
	Electric Connector Technology Co. Ltd. Class A	86,000	489
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	489
*,2	Zhuguang Holdings Group Co. Ltd.	9,430,000	488
	COFCO Capital Holdings Co. Ltd. Class A	497,300	488
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	487
	Konfoong Materials International Co. Ltd. Class A	57,300	486
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	54,700	485
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	484
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	484
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	481
	Jiangxi Jovo Energy Co. Ltd. Class A	143,000	481
	Xingda International Holdings Ltd.	2,833,645	479
	Dazhong Transportation Group Co. Ltd. Class B	2,598,169	478
		Shares	Market Value• ($000)
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	69,200	477
	Comba Telecom Systems Holdings Ltd.	4,183,959	476
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	475
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	473
*,2	Sino-Ocean Group Holding Ltd.	8,895,000	472
	Hainan Poly Pharm Co. Ltd. Class A	108,902	472
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	282,816	472
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	368,900	472
*	PCI Technology Group Co. Ltd. Class A	600,000	470
	Xinhuanet Co. Ltd. Class A	134,400	469
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	468
*	China Tianying Inc. Class A	577,300	467
	First Tractor Co. Ltd. Class H	912,954	462
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	461
	Sichuan Development Lomon Co. Ltd. Class A	472,000	460
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	73,600	458
*	Beijing Compass Technology Development Co. Ltd. Class A	56,800	457
	Jilin Electric Power Co. Ltd. Class A	711,864	456
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	456
	First Tractor Co. Ltd. Class A	287,300	455
*,2	Kwg Group Holdings Ltd.	4,728,000	454
	Kunshan Dongwei Technology Co. Ltd. Class A	63,862	454
	Sinofibers Technology Co. Ltd. Class A	105,800	452
	Kehua Data Co. Ltd. Class A	118,200	452
*	China Express Airlines Co. Ltd. Class A	462,400	452
*	Beijing BDStar Navigation Co. Ltd. Class A	99,559	450
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	449
[1,2]	China East Education Holdings Ltd.	1,165,500	448
		Shares	Market Value• ($000)
	Beijing Strong Biotechnologies Inc. Class A	176,600	446
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	446
	Yusys Technologies Co. Ltd. Class A	193,680	442
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	442
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	441
	Hexing Electrical Co. Ltd. Class A	141,962	441
	Beijing eGOVA Co. Ltd. Class A	183,673	439
	Zhejiang Wanma Co. Ltd. Class A	304,500	438
	KBC Corp. Ltd. Class A	40,853	438
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	437
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	233,900	434
*	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	434
	Bank of Chongqing Co. Ltd. Class A	415,239	433
	Piesat Information Technology Co. Ltd. Class A	72,798	433
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	428
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	185,000	428
*,2	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	426
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	424
	PNC Process Systems Co. Ltd. Class A	111,240	424
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	423
	MLS Co. Ltd. Class A	333,000	422
	Xiamen Bank Co. Ltd. Class A	582,968	422
*	Fujian Kuncai Material Technology Co. Ltd. Class A	57,000	421
	China CAMC Engineering Co. Ltd. Class A	349,700	420
*,2	Tongdao Liepin Group	571,600	420
	Sineng Electric Co. Ltd. Class A	107,761	420
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	417
	Shenzhen Leaguer Co. Ltd. Class A	394,400	417

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	416
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	414
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	414
	Yunnan Energy Investment Co. Ltd. Class A	304,200	413
	Hainan Strait Shipping Co. Ltd. Class A	532,050	411
	APT Medical Inc. Class A	8,420	410
	Jingjin Equipment Inc. Class A	129,689	408
	Grinm Advanced Materials Co. Ltd. Class A	237,500	407
	Zhuhai CosMX Battery Co. Ltd. Class A	143,788	407
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	406
	JCHX Mining Management Co. Ltd. Class A	81,800	405
	Shenzhen Topband Co. Ltd. Class A	312,800	401
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	397
	Shanghai Medicilon Inc. Class A	40,586	397
	Jinlei Technology Co. Ltd. Class A	93,100	397
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	396
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	396
	Beijing Tongtech Co. Ltd. Class A	152,460	395
	Shanghai Haixin Group Co. Class B	1,321,500	394
	COFCO Biotechnology Co. Ltd. Class A	422,423	394
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	393
*,1	CStone Pharmaceuticals	1,459,000	392
	Norinco International Cooperation Ltd. Class A	251,860	392
	Rianlon Corp. Class A	90,600	392
*	Xian International Medical Investment Co. Ltd. Class A	304,100	389
	Jiuzhitang Co. Ltd. Class A	267,600	388
	Xinjiang Joinworld Co. Ltd. Class A	379,300	388
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	387
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	386
		Shares	Market Value• ($000)
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	386
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	385
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	236,900	385
	Shunfa Hengye Corp. Class A	725,100	384
	Zhejiang Meida Industrial Co. Ltd. Class A	264,400	383
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	383
	Shanghai Belling Co. Ltd. Class A	176,800	381
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	398,100	381
	Advanced Technology & Materials Co. Ltd. Class A	293,200	380
	Xinxiang Richful Lube Addi Class A	64,600	375
*	Genimous Technology Co. Ltd. Class A	339,100	374
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	520,243	374
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	373
	Guizhou Chanhen Chemical Corp. Class A	146,200	373
	Fulin Precision Co. Ltd. Class A	256,500	372
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	371
*	Shengda Resources Co. Ltd. Class A	212,800	370
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	370
*	Niu Technologies ADR	170,895	369
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	369
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	368
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	368
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	59,400	368
	Wellhope Foods Co. Ltd. Class A	304,700	367
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	367
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	366
		Shares	Market Value• ($000)
*	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	365
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	365
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	365
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	364
	Kingsemi Co. Ltd. Class A	17,580	364
*	Beijing SuperMap Software Co. Ltd. Class A	138,500	363
*	Hwa Create Co. Ltd. Class A	96,200	363
	Suplet Power Co. Ltd. Class A	161,388	363
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	363
	Jiangsu Shagang Co. Ltd. Class A	659,600	362
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	361
*,1,2	Shimao Services Holdings Ltd.	2,329,000	360
	FAWER Automotive Parts Co. Ltd. Class A	500,400	360
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	360
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	359
	PhiChem Corp. Class A	147,800	358
	Guangdong Advertising Group Co. Ltd. Class A	517,100	357
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	75,671	357
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,038	356
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	355
	Wencan Group Co. Ltd. Class A	64,897	355
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	354
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	353
*	YaGuang Technology Group Co. Ltd. Class A	274,900	353
*	Great Chinasoft Technology Co. Ltd. Class A	235,100	353
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	351

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tibet Urban Development and Investment Co. Ltd. Class A	218,600	351
*	Jinke Properties Group Co. Ltd. Class A	1,516,200	350
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	350
	Innuovo Technology Co. Ltd. Class A	420,100	349
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	346
*	Zotye Automobile Co. Ltd. Class A	719,300	346
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	344
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	344
[2]	Ausnutria Dairy Corp. Ltd.	972,000	342
	Fujian Boss Software Development Co. Ltd. Class A	175,800	342
	Bafang Electric Suzhou Co. Ltd. Class A	52,220	341
	Nuode New Materials Co. Ltd. Class A	420,892	341
	Wuxi NCE Power Co. Ltd. Class A	64,288	340
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	338
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	337
	Jiangsu Azure Corp. Class A	266,900	337
	Moon Environment Technology Co. Ltd. Class A	192,700	337
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	170,900	337
	Chengzhi Co. Ltd. Class A	293,300	336
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	342,700	335
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	62,274	335
	Amoy Diagnostics Co. Ltd. Class A	112,420	334
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	334
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	334
*	Kidswant Children Products Co. Ltd. Class A	282,900	334
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	333
		Shares	Market Value• ($000)
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	333
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	333
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	332
*	Lifan Technology Group Co. Ltd. Class A	635,000	332
	Fujian Star-net Communication Co. Ltd. Class A	134,100	331
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	330
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	322,304	329
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	329
	Renhe Pharmacy Co. Ltd. Class A	346,200	327
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	327
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	84,500	327
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	326
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	326
	Yotrio Group Co. Ltd. Class A	750,400	325
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	325
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	109,400	325
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	324
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	324
	Beibuwan Port Co. Ltd. Class A	320,019	323
*	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	323
	Xiamen Amoytop Biotech Co. Ltd. Class A	53,675	322
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	321
	Jade Bird Fire Co. Ltd. Class A	145,600	321
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	320
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	320
		Shares	Market Value• ($000)
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	320
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	319
*	Hongbo Co. Ltd. Class A	69,700	319
*	Sinocelltech Group Ltd. Class A	46,867	318
	Shenzhen Desay Battery Technology Co. Class A	72,635	317
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	313
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	400,200	313
	Guocheng Mining Co. Ltd. Class A	217,475	312
	Xianhe Co. Ltd. Class A	127,300	312
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	312
*	Lancy Co. Ltd. Class A	104,400	311
	Sichuan Expressway Co. Ltd. Class H	1,076,000	310
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	310
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	310
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	309
*	JS Corrugating Machinery Co. Ltd. Class A	155,700	308
	Foryou Corp. Class A	67,400	307
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	306
*	HUYA Inc. ADR	97,185	304
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	303
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	303
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	303
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	302
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	67,697	301
	Sumavision Technologies Co. Ltd. Class A	393,700	300
	Anhui Huaheng Biotechnology Co. Ltd. Class A	21,576	299
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	298

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Jiangxi Ganneng Co. Ltd. Class A	260,624	298
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	296
*	Wuxi Boton Technology Co. Ltd. Class A	133,700	294
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	291
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	291
	Jinhui Liquor Co. Ltd. Class A	77,400	291
*	Focused Photonics Hangzhou Inc. Class A	116,800	290
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	290
	Sino Wealth Electronic Ltd. Class A	85,129	289
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	130,600	289
*	China Hainan Rubber Industry Group Co. Ltd. Class A	471,100	289
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	15,181	289
	CTS International Logistics Corp. Ltd. Class A	291,080	288
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	288
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	285
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	285
*	Sanwei Holding Group Co. Ltd. Class A	116,926	285
*	Henan Zhongfu Industry Co. Ltd. Class A	612,100	285
	Bmc Medical Co. Ltd. Class A	19,800	284
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	283
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	281
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	280
*	Shanghai DZH Ltd. Class A	264,100	280
	Shanghai AtHub Co. Ltd. Class A	102,760	279
	Lier Chemical Co. Ltd. Class A	168,680	278
	China Petroleum Engineering Corp. Class A	609,100	278
		Shares	Market Value• ($000)
	Xi'an Bright Laser Technologies Co. Ltd. Class A	18,955	278
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	277
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	277
	Edan Instruments Inc. Class A	189,000	277
	Cccg Real Estate Corp. Ltd. Class A	182,200	277
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	138,300	277
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	275
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	275
	China Harzone Industry Corp. Ltd. Class A	264,900	274
	Three's Co. Media Group Co. Ltd. Class A	33,265	274
	Hunan Aihua Group Co. Ltd. Class A	86,843	272
	Shantui Construction Machinery Co. Ltd. Class A	382,600	272
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	66,200	272
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	271
	Chengdu RML Technology Co. Ltd. Class A	30,695	271
	Hualan Biological Bacterin Inc. Class A	66,000	269
	Dosilicon Co. Ltd. Class A	52,534	269
*	Realcan Pharmaceutical Group Co. Ltd. Class A	545,800	268
*,1,2	Archosaur Games Inc.	1,022,000	268
	Shandong Iron and Steel Co. Ltd. Class A	1,371,200	268
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	267
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	128,100	267
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	266
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	266
	Windey Energy Technology Group Co. Ltd. Class A	182,832	265
	Hainan Jinpan Smart Technology Co. Ltd. Class A	57,862	265
		Shares	Market Value• ($000)
	Jinneng Science&Technology Co. Ltd. Class A	234,000	264
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	264
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	853,000	263
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	263
	Henan Pinggao Electric Co. Ltd. Class A	177,200	262
	Xilinmen Furniture Co. Ltd. Class A	99,600	261
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	261
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	260
*	Shanghai Anlogic Infotech Co. Ltd. Class A	48,352	260
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	259
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	258
	China Science Publishing & Media Ltd. Class A	72,600	258
	Unilumin Group Co. Ltd. Class A	293,000	257
	Ligao Foods Co. Ltd. Class A	34,900	257
*	Zhongtong Bus Co. Ltd. A Class A	183,400	257
	Andon Health Co. Ltd. Class A	52,491	257
*	Tianjin Trolia Information Technology Co. Ltd. Class A	445,000	257
*	HC SemiTek Corp. Class A	282,100	256
	Xinzhi Group Co. Ltd. Class A	103,400	255
*	Blivex Technology Co. Ltd. Class A	1,301,479	255
	Era Co. Ltd. Class A	348,100	253
	Henan Liliang Diamond Co. Ltd. Class A	54,900	253
*	Nanjing Tanker Corp. Class A	615,500	252
*	Beijing VRV Software Corp. Ltd. Class A	348,300	251
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	251
	Estun Automation Co. Ltd. Class A (XSEC)	97,300	250
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	250

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	249
	Client Service International Inc. Class A	117,300	249
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	249
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	249
	TRS Information Technology Corp. Ltd. Class A	113,300	249
	Nanjing Vazyme Biotech Co. Ltd. Class A	54,654	249
	CSSC Science & Technology Co. Ltd. Class A	102,700	248
	Riyue Heavy Industry Co. Ltd. Class A	129,000	248
*	Shenyang Machine Tool Co. Ltd. Class A	245,700	248
*	Anyang Iron & Steel Inc. Class A	780,000	248
	Top Resource Energy Co. Ltd. Class A	192,500	247
*	Sensteed Hi-tech Group Class A	1,078,300	245
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	244
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	244
	Jiangzhong Pharmaceutical Co. Ltd. Class A	88,500	244
*	Sichuan Hongda Co. Ltd. Class A	374,500	244
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	243
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	243
	Chengdu Bright Eye Hospital Co. Ltd. Class A	17,900	243
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	24,300	243
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	242
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	27,680	242
*	Archermind Technology Nanjing Co. Ltd. Class A	38,100	241
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,104,900	240
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	38,604	240
*	Beijing North Star Co. Ltd. Class H	2,368,000	239
		Shares	Market Value• ($000)
*	Orient Group Inc. Class A	774,900	238
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	311,013	238
*	Shenzhen World Union Group Inc. Class A	679,900	237
	INESA Intelligent Tech Inc. Class A	138,200	237
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	236
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	235
*	Anhui Golden Seed Winery Co. Ltd. Class A	75,100	235
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	165,900	234
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	233
*	Nations Technologies Inc. Class A	142,300	233
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	232
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	232
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	232
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	125,300	232
*	HyUnion Holding Co. Ltd. Class A	247,800	231
	Luyang Energy-Saving Materials Co. Ltd.	109,666	231
*	China First Heavy Industries Co. Ltd. Class A	577,100	230
	Truking Technology Ltd. Class A	148,900	229
	Zhejiang Yinlun Machinery Co. Ltd. Class A	95,400	229
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	228
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,799	228
	Ningbo Boway Alloy Material Co. Ltd. Class A	106,900	228
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	227
	Marssenger Kitchenware Co. Ltd. Class A	93,000	227
	Semitronix Corp. Class A	18,200	227
	Beijing CTJ Information Technology Co. Ltd. Class A	27,191	227
		Shares	Market Value• ($000)
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	226
	Bank of Lanzhou Co. Ltd. Class A	562,400	226
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	225
	Yueyang Forest & Paper Co. Ltd. Class A	257,200	225
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	159,300	224
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	224
	XGD Inc. Class A	70,400	224
	Beyondsoft Corp. Class A	140,900	223
	Sichuan EM Technology Co. Ltd. Class A	135,199	223
	Wushang Group Co. Ltd. Class A	188,173	222
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	222
*	Wondershare Technology Group Co. Ltd. Class A	20,100	222
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	222
	ApicHope Pharmaceutical Co. Ltd. Class A	56,400	221
	Goldenmax International Group Ltd. Class A	166,100	220
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	220
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	220
	CIMC Vehicles Group Co. Ltd. Class A	158,500	219
*	CETC Chips Technology Inc. Class A	111,400	219
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	142,060	217
	China Publishing & Media Co. Ltd. Class A	187,900	217
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	216
*	5I5J Holding Group Co. Ltd. Class A	655,800	216
	Bear Electric Appliance Co. Ltd. Class A	28,800	215
	Changchun BCHT Biotechnology Co. Ltd. Class A	24,686	215
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	214
	Jenkem Technology Co. Ltd. Class A	12,615	214

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	90,100	213
	Sichuan Injet Electric Co. Ltd. Class A	29,800	211
	City Development Environment Co. Ltd. Class A	139,720	210
*	COL Group Co. Ltd. Class A	109,300	210
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	209
*	Beijing Water Business Doctor Co. Ltd. Class A	221,500	209
*	FESCO Group Co. Ltd. Class A	68,900	209
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	208
	Ningbo Yunsheng Co. Ltd. Class A	219,500	208
	Beijing Balance Medical Technology Co. Ltd. Class A	11,369	208
	Shandong Xiantan Co. Ltd. Class A	208,300	207
	Zhejiang Chengchang Technology Co. Ltd. Class A	17,097	207
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	59,400	206
	Xiamen Xiangyu Co. Ltd. Class A	234,533	206
	Sino Biological Inc. Class A	17,193	206
*	Vantone Neo Development Group Co. Ltd. Class A	266,900	206
*	Baotailong New Materials Co. Ltd. Class A	389,800	203
*	RongFa Nuclear Equipment Co. Ltd. Class A	285,300	202
	Nanjing Cosmos Chemical Co. Ltd. Class A	23,000	202
	China Railway Construction Heavy Industry Corp. Ltd. Class A	365,709	202
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	202
[1]	China Everbright Greentech Ltd.	1,980,268	200
	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	200
	Shenzhen Hopewind Electric Co. Ltd. Class A	59,794	200
	XTC New Energy Materials Xiamen Co. Ltd. Class A	34,724	200
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	37,900	199
	Sino GeoPhysical Co. Ltd. Class A	83,000	198
*	Zhejiang Jingu Co. Ltd. Class A	185,200	198
		Shares	Market Value• ($000)
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	198
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	198
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	198
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	197
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	196
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	48,300	196
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	195
	Shanghai Chinafortune Co. Ltd. Class A	115,200	194
*	Guangdong Guanghua Sci Tech Class A	100,900	194
	Southern Publishing & Media Co. Ltd. Class A	98,600	194
*	Pengxin International Mining Co. Ltd. Class A	470,100	194
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	193
	Anhui Heli Co. Ltd. Class A	84,400	193
	Shinva Medical Instrument Co. Ltd. Class A	58,200	192
*	Triumph New Energy Co. Ltd. Class A	102,500	192
	Fujian Expressway Development Co. Ltd. Class A	433,000	192
*	CIG Shanghai Co. Ltd. Class A	38,900	192
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	191
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	191
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	14,024	191
	Shenzhen Click Technology Co. Ltd. Class A	97,400	190
	Jinhong Gas Co. Ltd. Class A	56,282	189
	Liaoning Chengda Biotechnology Co. Ltd. Class A	41,333	189
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	266,900	189
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	188
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	81,800	188
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	188
		Shares	Market Value• ($000)
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	65,600	188
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	187
	Shandong Head Co. Ltd. Class A	80,800	187
	Advanced Fiber Resources Zhuhai Ltd. Class A	35,290	187
	Beijing Sifang Automation Co. Ltd. Class A	97,100	187
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	186
*	New Journey Health Technology Group Co. Ltd. Class A	426,800	186
	Loncin Motor Co. Ltd. Class A	243,800	185
	Willfar Information Technology Co. Ltd. Class A	49,522	185
	Fujian Apex Software Co. Ltd. Class A	23,700	185
	NYOCOR Co. Ltd. Class A	198,600	184
	Changjiang Publishing & Media Co. Ltd. Class A	178,000	184
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	183
*	Beijing Teamsun Technology Co. Ltd. Class A	170,500	183
	Black Peony Group Co. Ltd. Class A	228,740	182
	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	182
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	114,100	181
*	Shenzhen Infinova Ltd. Class A	155,600	181
	Monalisa Group Co. Ltd. Class A	87,171	180
	Qiming Information Technology Co. Ltd. Class A	64,000	180
*	QuantumCTek Co. Ltd. Class A	10,213	180
	Shanghai Yaoji Technology Co. Ltd. Class A	56,400	179
	Guotai Epoint Software Co. Ltd. Class A	36,206	179
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	178
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	122,400	177
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	176

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	121,800	176
	Hangzhou Onechance Tech Corp. Class A	54,300	176
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	176
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	175
*	Guangdong Highsun Group Co. Ltd. Class A	631,300	175
	Shenzhen Noposin Crop Science Co. Ltd. Class A	170,300	175
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	59,900	174
	Dongfang Electronics Co. Ltd. Class A	168,500	174
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	116,100	174
*	DBAPP Security Ltd. Class A	10,635	172
*	Konka Group Co. Ltd. Class A	295,400	171
*	Chengdu Guoguang Electric Co. Ltd. Class A	14,766	170
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	43,300	170
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	169
	Beijing Wandong Medical Technology Co. Ltd. Class A	68,800	169
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	169
	Kailuan Energy Chemical Co. Ltd. Class A	186,100	169
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	168
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	52,413	168
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	414,400	168
	Sinomach Automobile Co. Ltd. Class A	168,600	168
	Neway Valve Suzhou Co. Ltd. Class A	83,800	168
	Chongqing Chuanyi Automation Co. Ltd. Class A	41,400	167
	Jinko Power Technology Co. Ltd. Class A	331,200	166
	C*Core Technology Co. Ltd. Class A	40,379	166
		Shares	Market Value• ($000)
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	93,000	165
	IReader Technology Co. Ltd. Class A	63,900	165
*	Yijiahe Technology Co. Ltd. Class A	39,200	165
	Servyou Software Group Co. Ltd. Class A	39,300	165
	Zhuzhou Times New Material Technology Co. Ltd. Class A	120,900	165
	Central China Land Media Co. Ltd. Class A	120,100	164
	Appotronics Corp. Ltd. Class A	42,175	164
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	164
	Guangdong Tapai Group Co. Ltd. Class A	156,728	162
	Sunstone Development Co. Ltd. Class A	66,700	162
*	Jiangsu Etern Co. Ltd. Class A	216,700	162
*	Beijing Philisense Technology Co. Ltd. Class A	264,600	161
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	161
	Arctech Solar Holding Co. Ltd. Class A	15,206	161
	Elion Energy Co. Ltd. Class A	430,490	161
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	160
	Huaming Power Equipment Co. Ltd. Class A	94,300	160
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	159
	Focus Technology Co. Ltd. Class A	42,700	159
	TDG Holdings Co. Ltd. Class A	134,400	159
*	Zhewen Interactive Group Co. Ltd. Class A	207,900	158
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	190,900	156
	Giantec Semiconductor Corp. Class A	18,195	156
*	Huafu Fashion Co. Ltd. Class A	316,500	155
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	155
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	155
*	Top Energy Co. Ltd. Shanxi Class A	122,200	155
*	New Guomai Digital Culture Co. Ltd. Class A	112,400	155
		Shares	Market Value• ($000)
*	Shenzhen SDG Information Co. Ltd. Class A	126,700	154
*	Jin Tong Ling Technology Class A	383,000	154
	JSTI Group Class A	201,500	153
*	Fujian Snowman Co. Ltd. Class A	149,300	153
	Primarius Technologies Co. Ltd. Class A	46,436	153
	Shandong Bohui Paper Industrial Co. Ltd. Class A	159,558	152
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	152
	Linktel Technologies Co. Ltd. Class A	16,200	152
*	Beijing Thunisoft Corp. Ltd. Class A	130,800	151
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	21,400	151
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	60,683	151
*	Harbin Pharmaceutical Group Co. Ltd. Class A	301,975	150
	Shenzhen Xinyichang Technology Co. Ltd. Class A	12,010	150
[2]	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	186,800	149
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	223,000	147
*	Jiangsu Gian Tachnology Co. Ltd. Class A	32,700	147
	QuakeSafe Technologies Co. Ltd. Class A	57,117	147
*	Enjoyor Technology Co. Ltd. Class A	120,400	146
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	146
	Jiangsu Amer New Material Co. Ltd. Class A	143,900	146
*	Lecron Industrial Development Group Co. Ltd. Class A	155,600	146
	Triumph Science & Technology Co. Ltd. Class A	92,300	145
*	CSG Smart Science&Technology Co. Ltd. Class A	149,700	144
	Tangrenshen Group Co. Ltd. Class A	156,300	144
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	100,300	144
	Sanquan Food Co. Ltd. Class A	71,484	143
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	143
*	Guoguang Electric Co. Ltd. Class A	66,100	143

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	109,500	143
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	143
	263 Network Communication Co. Ltd. Class A	221,800	142
	Cheng De Lolo Co. Ltd. Class A	122,960	142
*	Beijing Sinohytec Co. Ltd. Class A	21,085	142
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	40,500	140
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	109,300	140
	Suzhou Everbright Photonics Co. Ltd. Class A	16,811	140
	ABA Chemicals Corp. Class A	133,500	140
*	AECC Aero Science and Technology Co. Ltd. Class A	53,600	140
	Ningxia Building Materials Group Co. Ltd. Class A	55,200	140
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	114,300	139
	Shanghai Haixin Group Co. Class A	148,300	139
	China Sports Industry Group Co. Ltd. Class A	121,900	139
	Guomai Technologies Inc. Class A	129,000	137
*	Foshan Yowant Technology Co. Ltd. Class A	119,200	137
*	Kingsignal Technology Co. Ltd. Class A	101,800	136
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	264,600	136
	Jinzhou Yongshan Lithium Co. Ltd. Class A	91,500	136
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	135
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	135
*	Shanghai Milkground Food Tech Co. Ltd. Class A	57,000	134
	Merit Interactive Co. Ltd. Class A	61,100	133
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	133
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	133
		Shares	Market Value• ($000)
	Greatoo Intelligent Equipment Inc. Class A	298,600	132
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	131
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	131
	Jiangsu Huaxicun Co. Ltd. Class A	117,700	130
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	391,700	130
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	124,600	130
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,529	130
*	Jishi Media Co. Ltd. Class A	515,000	130
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	128
	Shanghai Titan Scientific Co. Ltd. Class A	17,995	128
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	21,900	127
	Henan Hengxing Science & Technology Co. Ltd. Class A	292,483	127
	Xiangyu Medical Co. Ltd. Class A	18,533	127
	Tongyu Communication Inc. Class A	48,100	126
*	Hainan Haiyao Co. Ltd. Class A	195,300	126
*	Sinodata Co. Ltd. Class A	51,500	126
	China Coal Xinji Energy Co. Ltd. Class A	189,700	125
	Yechiu Metal Recycling China Ltd. Class A	338,900	125
	Insigma Technology Co. Ltd. Class A	143,200	125
*	Espressif Systems Shanghai Co. Ltd. Class A	8,698	123
	Motic Xiamen Electric Group Co. Ltd. Class A	70,200	122
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	83,400	121
	Liaoning Energy Industry Co. Ltd. Class A	225,500	121
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	120
*	Gohigh Networks Co. Ltd. Class A	140,300	120
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	20,499	120
		Shares	Market Value• ($000)
*	Gosuncn Technology Group Co. Ltd. Class A	202,500	120
*	Better Life Commercial Chain Share Co. Ltd. Class A	174,500	119
	Anhui Yingliu Electromechanical Co. Ltd. Class A	64,200	119
*	Beijing Join-Cheer Software Co. Ltd. Class A	129,600	119
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. Class A	42,300	119
	Hangzhou Sunrise Technology Co. Ltd. Class A	62,000	119
*	ChemPartner PharmaTech Co. Ltd. Class A	96,387	118
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	118
*	Phenix Optical Co. Ltd. Class A	39,000	118
	Innovation New Material Technology Co. Ltd. Class A	170,800	117
	Ningbo Yongxin Optics Co. Ltd. Class A	10,400	117
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	117
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	290,300	116
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	57,400	116
	Shanghai Hiuv New Materials Co. Ltd. Class A	12,330	116
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	58,092	115
	Shanxi Coking Co. Ltd. Class A	165,100	114
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	114
	Hubei Century Network Technology Co. Ltd. Class A	70,100	113
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	113
	Shandong Yulong Gold Co. Ltd. Class A	72,600	113
	Shanghai Datun Energy Resources Co. Ltd. Class A	61,600	113
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	183,200	112
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	77,700	112
*	Tellhow Sci-Tech Co. Ltd. Class A	125,600	112

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hymson Laser Technology Group Co. Ltd. Class A	21,716	112
	Chimin Health Management Co. Ltd. Class A	83,100	112
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	111
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	14,000	111
*	Guizhou Chitianhua Co. Ltd. Class A	285,900	111
*	Xinxiang Chemical Fiber Co. Ltd. Class A	239,300	110
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	96,900	110
	Digiwin Software Co. Ltd. Class A	40,800	110
*	ChangYuan Technology Group Ltd. Class A	147,400	110
*	Zhongfu Information Inc. Class A	36,300	109
	Citic Offshore Helicopter Co. Ltd. Class A	100,600	109
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	42,400	109
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	150,398	109
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	109
	Cangzhou Dahua Co. Ltd. Class A	56,400	109
	Northeast Pharmaceutical Group Co. Ltd. Class A	145,300	108
	Changzhou Qianhong Biopharma Co. Ltd. Class A	146,100	108
	Zhejiang NetSun Co. Ltd. Class A	35,600	108
	Huaren Pharmaceutical Co. Ltd. Class A	180,900	108
*	Hanwang Technology Co. Ltd. Class A	36,200	108
	Stanley Agricultural Group Co. Ltd. Class A	125,200	107
	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	107
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	152,522	106
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	171,300	106
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	50,300	106
		Shares	Market Value• ($000)
	Guodian Nanjing Automation Co. Ltd. Class A	114,200	106
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	112,090	105
*	Guizhou Zhongyida Co. Ltd. Class A	104,600	105
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	97,100	104
*	Poly Union Chemical Holding Group Co. Ltd. Class A	86,200	104
	Jiangsu Yinhe Electronics Co. Ltd. Class A	130,800	104
	Jiangxi Wannianqing Cement Co. Ltd. Class A	102,000	103
	Time Publishing and Media Co. Ltd. Class A	72,400	103
*	Beijing Forever Technology Co. Ltd. Class A	102,700	102
	Guangdong Topstar Technology Co. Ltd. Class A	51,400	102
	China Railway Tielong Container Logistics Co. Ltd. Class A	123,300	102
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	102
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	189,600	102
	Huadian Heavy Industries Co. Ltd. Class A	129,300	102
	Shanghai Industrial Development Co. Ltd. Class A	192,700	100
	Baoxiniao Holding Co. Ltd. Class A	120,000	100
*	Datang Huayin Electric Power Co. Ltd. Class A	216,900	100
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	100
	Macmic Science & Technology Co. Ltd. Class A	14,946	100
	Qingdao Citymedia Co. Ltd. Class A	100,000	100
*	Yuzhou Group Holdings Co. Ltd.	5,467,391	99
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	98
*	Chongqing Dima Industry Co. Ltd. Class A	458,100	98
	Mesnac Co. Ltd. Class A	104,900	98
	Guobang Pharma Ltd. Class A	35,998	98
	Shenzhen Hello Tech Energy Co. Ltd. Class A	11,495	98
		Shares	Market Value• ($000)
	Jangho Group Co. Ltd. Class A	103,800	98
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	98
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	71,700	98
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	66,000	97
	CITIC Press Corp. Class A	28,800	97
*	Guizhou Gas Group Corp. Ltd. Class A	85,900	97
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	91,900	97
*	Long Yuan Construction Group Co. Ltd. Class A	161,700	97
*	UTour Group Co. Ltd. Class A	103,200	97
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	97
	Shenzhen Topway Video Communication Co. Ltd. Class A	109,300	97
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	142,486	97
	Befar Group Co. Ltd. Class A	156,500	97
	Hanwei Electronics Group Corp. Class A	43,700	96
	Eastcompeace Technology Co. Ltd. Class A	66,000	96
*	Toread Holdings Group Co. Ltd. Class A	87,800	96
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	97,900	96
	China Oil HBP Science & Technology Co. Ltd. Class A	198,100	95
*	CASIN Real Estate Development Group Co. Ltd. Class A	193,400	95
*	Shanghai Guijiu Co. Ltd. Class A	29,400	95
	Jiangsu Transimage Technology Co. Ltd. Class A	35,100	95
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	39,400	95
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,900	95
	Zhongyuan Environment-Protection Co. Ltd. Class A	95,800	94
	Inspur Software Co. Ltd. Class A	48,600	94
*	Hengbao Co. Ltd. Class A	83,200	94

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Sinopec Oilfield Equipment Corp. Class A	103,200	94
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	94
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	23,700	93
*	Zhejiang Huamei Holding Co. Ltd. Class A	151,000	93
*	EGing Photovoltaic Technology Co. Ltd. Class A	131,300	93
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	92
*	INKON Life Technology Co. Ltd. Class A	65,600	92
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	92
	Shenzhen Heungkong Holding Co. Ltd. Class A	353,100	92
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	91
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	77,300	91
	China Wuyi Co. Ltd. Class A	210,500	91
	Guizhou Tyre Co. Ltd. Class A	102,792	91
*	Solareast Holdings Co. Ltd. Class A	115,300	91
*	Beken Corp. Class A (XSHG)	22,300	90
*	Ningxia Western Venture Industrial Co. Ltd. Class A	149,500	90
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	147,100	90
*	Road King Infrastructure Ltd.	457,346	89
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	242,787	89
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	89
	Cybrid Technologies Inc. Class A	41,300	89
	Guangdong Lyric Robot Automation Co. Ltd. Class A	15,289	89
	Suzhou Oriental Semiconductor Co. Ltd. Class A	7,699	88
	Ningxia Jiaze New Energy Co. Ltd. Class A	179,600	88
	Shanghai Tianchen Co. Ltd. Class A	63,400	88
*	Fujian Rongji Software Co. Ltd. Class A	93,500	87
		Shares	Market Value• ($000)
*	Royal Group Co. Ltd. Class A	120,400	87
*	Wuhan P&S Information Technology Co. Ltd. Class A	112,300	86
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	49,100	85
*	Hengdian Entertainment Co. Ltd. Class A	42,700	85
*	China CYTS Tours Holding Co. Ltd. Class A	57,700	84
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	187,900	83
	Center International Group Co. Ltd. Class A	36,498	83
*	Huatian Hotel Group Co. Ltd. Class A	149,485	81
	Hangzhou Jiebai Group Co. Ltd. Class A	80,193	78
*	Fire Rock Holdings Ltd.	3,142,000	75
*,1	Ascletis Pharma Inc.	309,000	74
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	73
*	Dongjiang Environmental Co. Ltd. Class A	87,349	67
	Luoniushan Co. Ltd. Class A	81,600	65
	Shenzhen Tellus Holding Co. Ltd. Class A	27,600	62
*	Anhui Genuine New Materials Co. Ltd. Class A	52,217	61
*,3	China Fishery Group Ltd.	1,088,512	60
*	Times China Holdings Ltd.	952,693	44
*	China SCE Group Holdings Ltd.	1,684,000	37
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	23,100	34
*	Beijing North Star Co. Ltd. Class A	101,400	29
	Eastern Communications Co. Ltd. Class B	57,250	22
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	68,877	22
*	Beken Corp. Class A	5,400	22
	Rainbow Digital Commercial Co. Ltd. Class A	27,700	20
*	Tech-Bank Food Co. Ltd. Class A	35,497	19
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	16,600	17
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,900	11
		Shares	Market Value• ($000)
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	15,600	10
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	8
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	5,600	8
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	5,300	6
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	4,400	5
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,700	2
	Zhejiang Huatong Meat Products Co. Ltd. Class A	300	1
*,3	Boshiwa International Ltd.	469,000	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
	North Electro-Optic Co. Ltd. Class A	300	—
			467,229
Denmark (1.5%)
	Ringkjoebing Landbobank A/S	100,420	13,687
*	Jyske Bank A/S (Registered)	167,407	11,798
*	NKT A/S	192,972	9,702
	Sydbank A/S	202,850	8,812
*	Zealand Pharma A/S	208,773	8,672
*	GN Store Nord A/S	514,224	8,581
	ISS A/S	550,839	7,972
	FLSmidth & Co. A/S	203,661	7,638
	Topdanmark A/S	162,634	7,290
*	Ambu A/S Class B	639,052	6,307
*	ALK-Abello A/S	468,904	5,205
	Alm Brand A/S	3,119,960	4,515
	D/S Norden A/S	77,455	4,401
	Spar Nord Bank A/S	289,008	4,379
*,2	Bavarian Nordic A/S	221,653	4,225
*,1	Netcompany Group A/S	116,166	3,635
	Torm plc Class A	101,244	3,090
	Dfds A/S	105,005	3,033
[1]	Scandinavian Tobacco Group A/S	199,143	2,957
	Schouw & Co. A/S	46,929	2,896
	Chemometec A/S	53,234	2,202
*	NTG Nordic Transport Group A/S	50,487	2,004
			133,001
Egypt (0.1%)
	Eastern Co. SAE	3,681,170	3,134
	Talaat Moustafa Group	3,748,596	2,729
*	EFG Holding S.A.E.	4,769,470	2,576
	ElSewedy Electric Co.	2,610,811	2,294
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,661
	Madinet Masr For Housing & Development	3,358,805	348
			12,742

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Finland (0.9%)
	Huhtamaki OYJ	291,448	10,019
	Konecranes OYJ	260,055	8,527
	Kemira OYJ	412,644	6,681
	Cargotec OYJ Class B	165,158	6,519
	TietoEVRY OYJ (XHEL)	308,951	6,482
	Uponor OYJ	211,097	6,396
	Outokumpu OYJ	1,319,627	5,415
	Kojamo OYJ	566,288	4,838
[2]	Metsa Board OYJ Class B	609,506	4,615
*,2	QT Group OYJ	67,969	3,976
	Nokian Renkaat OYJ	430,882	3,259
	Tokmanni Group Corp.	186,779	2,522
[1]	Terveystalo OYJ	278,765	1,928
	Sanoma OYJ	248,620	1,925
	Revenio Group OYJ	71,864	1,672
*	Citycon OYJ	284,739	1,506
	TietoEVRY OYJ	56,975	1,192
	YIT OYJ	622,106	1,107
	Raisio OYJ Class V	395,070	829
	F-Secure OYJ	376,421	678
*,2	Finnair OYJ	2,254,677	137
			80,223
France (2.5%)
	Gaztransport Et Technigaz SA	118,807	15,197
	SPIE SA	474,690	12,483
	Alten SA	103,850	12,268
	Elis SA	671,528	11,013
	Technip Energies NV	484,207	10,609
*	Forvia SE	558,791	9,416
	Sopra Steria Group SACA	51,907	9,319
	Nexans SA	119,828	8,488
[1]	Verallia SA	250,108	8,133
	SES SA	1,295,901	7,561
	Rubis SCA	343,646	7,482
*	Vallourec SACA	578,281	6,945
	IPSOS SA	140,952	6,850
	Societe BIC SA	89,151	5,596
	Coface SA	385,816	4,655
*	Air France-KLM	397,245	4,493
	Virbac SACA	15,252	4,379
	Trigano SA	28,921	3,798
	Imerys SA	138,131	3,663
	ICADE	100,552	3,286
	Interparfums SA	69,369	3,277
*,2	SES-imagotag SA	28,209	2,824
	Carmila SA	193,611	2,713
	Metropole Television SA	215,418	2,700
	Mercialys SA	307,223	2,617
	Television Francaise 1 SA	362,422	2,557
	Quadient SA	122,209	2,555
*	ID Logistics Group SACA	9,171	2,485
	Eramet SA	33,537	2,322
*,2	Atos SE	330,981	2,321
	ARGAN SA	30,776	2,106
	Cie Plastic Omnium SE	186,368	2,095
	Nexity SA	145,616	2,035
[2]	Eutelsat Communications SACA	475,841	2,032
*	Valneva SE	346,763	1,970
*	CGG SA	2,723,398	1,927
		Shares	Market Value• ($000)
	PEUGEOT INVEST	19,037	1,850
	Vicat SACA	59,142	1,816
	Mersen SA	53,196	1,766
*,1	X-Fab Silicon Foundries SE	190,481	1,726
	Beneteau SACA	134,621	1,624
	Derichebourg SA	311,014	1,348
	Vetoquinol SA	14,508	1,223
	Antin Infrastructure Partners SA	102,691	1,223
[2]	Lagardere SA	60,279	1,196
	Etablissements Maurel et Prom SA	198,509	1,182
*,2	Voltalia SA (Registered)	138,319	1,157
	Altarea SCA	14,500	1,032
	Fnac Darty SA	42,727	1,004
[2]	Clariane SE	256,208	968
*	Euroapi SA	180,422	945
	Equasens	13,692	938
	Manitou BF SA	41,765	881
*,1	Elior Group SA	451,127	856
*	LISI SA	31,889	738
	GL Events SACA	41,305	706
	Jacquet Metals SACA	40,192	638
*,2	OVH Groupe SAS	78,061	557
*,1	SMCP SA	153,836	547
*,2	Believe SA	50,767	518
	Bonduelle SCA	43,099	456
	LISI SA (XPAR)	17,813	412
[1]	Maisons du Monde SA	81,488	410
	Boiron SA	9,661	403
*,1	Aramis Group SAS	60,452	206
*,2	Casino Guichard Perrachon SA	144,581	138
*	LISI	5,945	138
*	Lisi SA Prime De Fidelite	3,729	86
			222,858
Germany (3.0%)
	HUGO BOSS AG	202,443	11,840
	K&S AG (Registered)	685,704	11,528
	Gerresheimer AG	122,891	11,462
	Freenet AG	422,026	10,712
	AIXTRON SE	378,252	10,629
*	Evotec SE	560,980	9,699
	Aurubis AG	107,790	8,886
*,1	TeamViewer SE	482,178	7,419
	LANXESS AG	281,935	6,460
*	Vitesco Technologies Group AG	64,508	6,309
	Siltronic AG	72,948	6,268
*	TAG Immobilien AG	529,552	5,790
	Hensoldt AG	187,147	5,546
*,2	Aroundtown SA	2,434,047	5,501
	Stabilus SE	85,562	5,433
	United Internet AG (Registered)	256,822	5,348
	Krones AG	54,062	5,270
*,2	Encavis AG	382,032	4,989
*,2	Nordex SE	459,381	4,846
	Stroeer SE & Co. KGaA	98,165	4,497
	Jenoptik AG	175,913	4,178
[1]	Befesa SA	137,178	4,013
*	MorphoSys AG	117,963	3,813
	Duerr AG	174,919	3,599
	Bilfinger SE	92,797	3,406
	Salzgitter AG	135,679	3,390
		Shares	Market Value• ($000)
	Suedzucker AG	220,433	3,339
[2]	ProSiebenSat.1 Media SE	590,750	3,314
*,1	Redcare Pharmacy NV	28,606	3,203
[2]	Kontron AG	158,534	3,195
*	Grand City Properties SA	350,994	3,139
	Synlab AG	296,934	3,116
	CompuGroup Medical SE & Co. KGaA	83,897	3,076
	1&1 AG	173,884	2,991
*	flatexDEGIRO AG	288,744	2,929
[1,2]	Deutsche Pfandbriefbank AG	424,658	2,840
	CANCOM SE	112,994	2,821
	Atoss Software AG	13,061	2,759
[2]	VERBIO Vereinigte BioEnergie AG	69,459	2,351
	Dermapharm Holding SE	59,799	2,314
*	METRO AG	353,793	2,249
	KWS Saat SE & Co. KGaA	38,915	2,204
	Eckert & Ziegler Strahlen- und Medizintechnik AG	55,764	2,200
*,2	Nagarro SE	30,998	2,189
[2]	PNE AG	168,791	2,144
	Norma Group SE	120,492	2,126
*,2	SMA Solar Technology AG	34,569	2,124
*,1,2	Auto1 Group SE	324,710	1,911
	GFT Technologies SE	63,625	1,904
	Hornbach Holding AG & Co. KGaA	31,862	1,902
	Elmos Semiconductor SE	28,516	1,871
	GRENKE AG	84,812	1,818
[2]	BayWa AG	53,126	1,773
	Kloeckner & Co. SE	285,098	1,770
*	Hypoport SE	14,281	1,748
	Wacker Neuson SE	91,398	1,677
	Deutz AG	407,552	1,652
	Energiekontor AG	21,588	1,596
	Takkt AG	121,941	1,562
	Deutsche Beteiligungs AG	52,228	1,551
	Hamburger Hafen und Logistik AG	84,704	1,504
[2]	STRATEC SE	30,139	1,390
*	CECONOMY AG	720,958	1,372
*	Adtran Networks SE	64,228	1,359
	PATRIZIA SE	167,503	1,356
	Indus Holding AG	66,772	1,300
	Vossloh AG	32,460	1,261
[2]	Adesso SE	13,198	1,248
*,2	Varta AG	56,374	1,145
*,2	SGL Carbon SE	180,670	1,113
	Bertrandt AG	20,775	1,002
[2]	Software AG	27,288	921
[2]	BRANICKS Group AG	200,252	829
	Wuestenrot & Wuerttembergische AG	56,540	786
	New Work SE	10,584	758
	Deutsche EuroShop AG	40,087	728
*,2	About You Holding SE	155,948	649
[2]	Secunet Security Networks AG	4,696	638
	CropEnergies AG	72,521	624
*	Ionos SE	45,199	597

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	ElringKlinger AG	94,858	535
[2]	Basler AG	41,651	344
	Draegerwerk AG & Co. KGaA (XETR)	3,536	159
			271,807
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,076
	Fourlis Holdings SA	140,956	605
	Epsilon Net SA	17,911	176
			1,857
Hong Kong (0.6%)
	Pacific Basin Shipping Ltd.	16,254,532	4,704
	Luk Fook Holdings International Ltd.	1,174,399	2,913
*	Cowell e Holdings Inc.	1,139,000	2,733
	Fortune REIT	4,516,589	2,527
	United Laboratories International Holdings Ltd.	1,916,500	1,956
	Stella International Holdings Ltd.	1,565,500	1,768
*,1	Sirnaomics Ltd.	270,078	1,658
	CITIC Telecom International Holdings Ltd.	4,042,004	1,541
*	Vobile Group Ltd.	5,831,000	1,502
*	Theme International Holdings Ltd.	19,968,347	1,482
*,1,2	Everest Medicines Ltd.	384,500	1,366
	K Wah International Holdings Ltd.	5,055,398	1,357
	Value Partners Group Ltd.	3,926,434	1,357
*,2	Kingkey Financial International Holdings Ltd.	11,950,000	1,330
[2]	LK Technology Holdings Ltd.	1,404,475	1,208
*	IGG Inc.	3,398,000	1,195
[2]	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,194
	Giordano International Ltd.	4,111,735	1,172
	Chow Sang Sang Holdings International Ltd.	975,565	1,121
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	743,000	1,116
	HKBN Ltd.	3,196,629	1,107
	Jinchuan Group International Resources Co. Ltd.	17,600,000	1,072
	Sunlight REIT	3,670,072	1,015
*,2	Realord Group Holdings Ltd.	1,332,000	982
	Far East Consortium International Ltd.	4,226,043	870
	SmarTone Telecommunications Holdings Ltd.	1,623,230	847
	VSTECS Holdings Ltd.	1,580,000	799
*,2	Hong Kong Technology Venture Co. Ltd.	2,145,000	768
*,2	C-Mer Eye Care Holdings Ltd.	1,474,000	720
		Shares	Market Value• ($000)
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	713
	Prosperity REIT	4,094,000	707
*,1,2	Fosun Tourism Group	791,200	679
	Sun Hung Kai & Co. Ltd.	2,025,000	676
	Truly International Holdings Ltd.	6,273,000	644
*	Shun Tak Holdings Ltd.	4,912,000	641
*	Sa Sa International Holdings Ltd.	4,586,000	599
*,1,2	Frontage Holdings Corp.	2,406,000	599
*	Texhong International Group Ltd.	1,099,500	599
*,2	Powerlong Real Estate Holdings Ltd.	5,907,000	588
	SUNeVision Holdings Ltd.	1,545,000	575
*,2	Television Broadcasts Ltd.	1,099,600	508
	EC Healthcare	1,569,000	491
[1]	IMAX China Holding Inc.	530,300	489
	Asia Cement China Holdings Corp.	1,403,500	435
*	Esprit Holdings Ltd.	9,966,350	421
	Pacific Textiles Holdings Ltd.	2,198,000	419
	CITIC Resources Holdings Ltd.	9,572,000	398
	Singamas Container Holdings Ltd.	5,413,960	374
	Texwinca Holdings Ltd.	2,408,000	320
*	OCI International Holdings Ltd.	2,996,000	142
*	Chinese Estates Holdings Ltd.	605,549	118
*,1	JW Cayman Therapeutics Co. Ltd.	274,000	75
*	Renze Harvest International Ltd.	3,773,000	73
	Dynam Japan Holdings Co. Ltd.	105,183	61
*	Apollo Future Mobility Group Ltd.	16,928,000	59
*	Digital Domain Holdings Ltd.	1,548,627	37
*,1	Hua Medicine	157,000	32
*	CMBC Capital Holdings Ltd.	486,021	28
*,3	Convoy Inc.	26,130,000	—
			54,880
Iceland (0.0%)
	Sjova-Almennar Tryggingar hf	2,906,809	701
	Vatryggingafelag Islands Hf	5,982,665	670
	Siminn HF	10,585,801	668
*	Olgerdin Egill Skallagrims HF	4,106,813	372
			2,411
India (7.0%)
*	Suzlon Energy Ltd.	36,688,262	13,502
*	Delhivery Ltd.	2,071,750	10,285
	KPIT Technologies Ltd.	584,227	8,548
	Crompton Greaves Consumer Electricals Ltd.	2,291,195	7,760
		Shares	Market Value• ($000)
	Phoenix Mills Ltd.	351,293	7,664
	IIFL Finance Ltd.	1,009,350	7,513
	Fortis Healthcare Ltd.	1,734,349	6,728
	Tata Chemicals Ltd.	582,818	6,716
	IDFC Ltd.	4,808,798	6,620
	Jindal Stainless Ltd. (XNSE)	1,190,742	6,331
	360 One Wam Ltd.	990,967	6,253
	Sundram Fasteners Ltd.	404,911	6,101
	KEI Industries Ltd.	207,422	5,973
	Apollo Tyres Ltd.	1,302,077	5,964
	Angel One Ltd.	186,695	5,794
	Cyient Ltd.	302,803	5,777
	BSE Ltd.	236,571	5,296
	SKF India Ltd.	89,594	5,283
	Carborundum Universal Ltd.	409,312	5,271
	Elgi Equipments Ltd.	848,856	5,154
	Ramco Cements Ltd.	424,729	5,061
	Navin Fluorine International Ltd.	120,190	4,967
*	PVR Inox Ltd.	255,110	4,898
	Sonata Software Ltd.	348,280	4,826
	Kajaria Ceramics Ltd.	309,912	4,697
	Cholamandalam Financial Holdings Ltd.	340,869	4,656
	JK Cement Ltd.	122,204	4,633
	Grindwell Norton Ltd.	176,209	4,538
	Thermax Ltd.	132,145	4,497
	Blue Star Ltd.	418,305	4,445
	Motherson Sumi Wiring India Ltd.	5,912,527	4,256
	Atul Ltd.	56,465	4,233
	Escorts Kubota Ltd.	111,918	4,212
	Timken India Ltd.	119,265	4,157
	JB Chemicals & Pharmaceuticals Ltd.	246,054	4,132
*,1	Krishna Institute of Medical Sciences Ltd.	179,529	4,071
	Poonawalla Fincorp Ltd.	955,095	4,047
	Radico Khaitan Ltd.	269,338	3,939
	Birlasoft Ltd.	572,711	3,770
	National Aluminium Co. Ltd.	3,392,121	3,756
*	Aditya Birla Fashion and Retail Ltd.	1,446,521	3,732
	Prestige Estates Projects Ltd.	404,935	3,725
	Devyani International Ltd.	1,644,441	3,552
	Great Eastern Shipping Co. Ltd.	364,026	3,473
	Redington Ltd.	2,025,625	3,470
*	CreditAccess Grameen Ltd.	180,869	3,468
	Ratnamani Metals & Tubes Ltd.	104,319	3,466
	Lakshmi Machine Works Ltd.	21,739	3,450
	Brigade Enterprises Ltd.	465,844	3,442
	KEC International Ltd.	453,608	3,423
	Central Depository Services India Ltd.	194,056	3,394
	Gujarat State Petronet Ltd.	1,038,792	3,338
	Manappuram Finance Ltd.	2,011,314	3,322

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	PNB Housing Finance Ltd. (XNSE)	370,604	3,280
	Apar Industries Ltd.	52,546	3,270
[1]	IndiaMart InterMesh Ltd.	101,380	3,227
	Sanofi India Ltd.	35,491	3,223
	Ajanta Pharma Ltd.	150,846	3,194
	Amara Raja Energy & Mobility Ltd.	433,172	3,190
	Pfizer Ltd.	66,435	3,140
	Can Fin Homes Ltd.	341,907	3,138
	Computer Age Management Services Ltd.	116,049	3,132
	Indiabulls Housing Finance Ltd.	1,532,074	2,981
	CRISIL Ltd.	59,666	2,936
	KPR Mill Ltd.	303,464	2,934
*	Aavas Financiers Ltd.	171,531	2,902
	Finolex Cables Ltd.	267,007	2,877
*,1	Lemon Tree Hotels Ltd.	2,150,194	2,835
	UTI Asset Management Co. Ltd.	311,732	2,818
	Narayana Hrudayalaya Ltd.	234,873	2,811
	Asahi India Glass Ltd.	418,147	2,810
	Natco Pharma Ltd.	291,204	2,800
	Tanla Platforms Ltd.	244,354	2,794
	Finolex Industries Ltd.	1,206,592	2,785
	Intellect Design Arena Ltd.	340,317	2,777
	Praj Industries Ltd.	429,530	2,763
	Raymond Ltd.	126,425	2,674
	Mahanagar Gas Ltd.	214,980	2,666
	Multi Commodity Exchange of India Ltd.	94,469	2,645
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	317,967	2,642
	Kalyan Jewellers India Ltd.	753,955	2,617
	NCC Ltd.	1,504,839	2,613
	Kalpataru Projects International Ltd.	327,836	2,609
	Poly Medicure Ltd.	154,051	2,601
	ZF Commercial Vehicle Control Systems India Ltd.	13,631	2,571
*	Piramal Pharma Ltd.	2,041,092	2,564
*	Medplus Health Services Ltd.	268,427	2,550
	Century Textiles & Industries Ltd.	192,745	2,505
	Aptus Value Housing Finance India Ltd.	720,688	2,500
	Mazagon Dock Shipbuilders Ltd.	105,787	2,500
	Zensar Technologies Ltd.	422,015	2,485
	Karur Vysya Bank Ltd.	1,440,588	2,477
*	Affle India Ltd.	195,757	2,473
*,1	Tejas Networks Ltd.	238,698	2,456
*	Reliance Infrastructure Ltd.	1,191,323	2,423
	Ramkrishna Forgings Ltd.	313,259	2,410
[1]	Indian Energy Exchange Ltd.	1,585,986	2,399
		Shares	Market Value• ($000)
*	Suven Pharmaceuticals Ltd.	344,925	2,397
	Welspun Corp. Ltd.	466,449	2,383
	Himadri Speciality Chemical Ltd.	822,235	2,360
*	Amber Enterprises India Ltd.	66,461	2,344
	Westlife Foodworld Ltd.	244,842	2,334
[1]	Mindspace Business Parks REIT	627,516	2,328
	V-Guard Industries Ltd.	646,255	2,325
	HFCL Ltd.	2,927,052	2,290
	GHCL Ltd.	325,159	2,271
*	Global Health Ltd.	238,670	2,251
	Data Patterns India Ltd.	99,700	2,231
	City Union Bank Ltd.	1,331,320	2,208
	CIE Automotive India Ltd.	398,048	2,201
	Sumitomo Chemical India Ltd.	490,533	2,199
	Jindal Saw Ltd.	409,944	2,181
	Rail Vikas Nigam Ltd.	1,175,343	2,176
*,1	Aster DM Healthcare Ltd.	542,364	2,150
	Rhi Magnesita India Ltd.	260,840	2,149
	Safari Industries India Ltd.	42,897	2,131
	Cera Sanitaryware Ltd.	20,787	2,118
	Rainbow Children's Medicare Ltd.	165,827	2,118
*	India Cements Ltd.	842,159	2,117
	CESC Ltd.	2,071,624	2,110
	Happiest Minds Technologies Ltd.	214,173	2,108
[1]	Endurance Technologies Ltd.	109,612	2,102
	Welspun India Ltd.	1,149,160	2,075
	Craftsman Automation Ltd.	35,429	2,071
	DCM Shriram Ltd.	186,037	2,070
	Vinati Organics Ltd.	99,330	2,063
*	Reliance Power Ltd.	10,018,840	2,059
	Gujarat State Fertilizers & Chemicals Ltd.	856,197	2,059
	EIH Ltd.	758,140	2,045
[1]	Equitas Small Finance Bank Ltd.	1,832,175	2,041
	Hitachi Energy India Ltd.	40,949	2,037
*	Triveni Turbine Ltd.	470,027	2,028
*	Jaiprakash Power Ventures Ltd.	17,488,499	2,017
	Bajaj Electricals Ltd.	164,000	2,014
	Titagarh Rail System Ltd.	219,833	2,012
	CCL Products India Ltd.	283,242	2,008
*	NMDC Steel Ltd.	4,160,922	2,008
	IRB Infrastructure Developers Ltd.	4,974,091	2,003
	Mastek Ltd.	75,418	2,002
	Firstsource Solutions Ltd.	1,057,188	1,982
	Usha Martin Ltd.	548,210	1,960
	Kirloskar Oil Engines Ltd.	299,109	1,954
		Shares	Market Value• ($000)
[1]	ICICI Securities Ltd.	251,481	1,931
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	248,239	1,917
	GMM Pfaudler Ltd.	91,772	1,912
	Granules India Ltd.	486,082	1,903
	JK Lakshmi Cement Ltd.	226,491	1,869
	Trident Ltd.	4,453,019	1,867
	Olectra Greentech Ltd.	134,570	1,842
	VIP Industries Ltd.	250,314	1,832
	EID Parry India Ltd.	328,927	1,823
*	MTAR Technologies Ltd.	61,783	1,810
	Chambal Fertilizers and Chemicals Ltd.	521,880	1,809
	Ceat Ltd.	71,222	1,804
	Vardhman Textiles Ltd.	403,335	1,788
	Blue Dart Express Ltd.	22,627	1,788
	Aegis Logistics Ltd.	508,710	1,787
	Jubilant Ingrevia Ltd.	350,770	1,769
	PNC Infratech Ltd.	440,369	1,768
	NBCC India Ltd.	2,217,623	1,748
	Motilal Oswal Financial Services Ltd.	138,483	1,726
*	Sapphire Foods India Ltd.	110,206	1,716
[1]	IRB InvIT Fund	2,021,586	1,711
	eClerx Services Ltd.	72,584	1,708
*	Indiabulls Real Estate Ltd.	1,903,794	1,675
	Century Plyboards India Ltd.	224,648	1,670
	Balrampur Chini Mills Ltd.	328,692	1,631
	Edelweiss Financial Services Ltd.	2,176,763	1,623
	Mahindra Lifespace Developers Ltd.	274,608	1,620
	Zydus Wellness Ltd.	87,854	1,616
*	Nuvoco Vistas Corp. Ltd.	388,743	1,590
	Tamilnad Mercantile Bank Ltd.	243,965	1,584
	KRBL Ltd.	362,804	1,571
	Sobha Ltd.	183,154	1,569
*	Nazara Technologies Ltd.	159,921	1,556
	Fine Organic Industries Ltd.	28,748	1,528
	Route Mobile Ltd.	81,613	1,522
	JM Financial Ltd.	1,534,058	1,506
	Bharat Dynamics Ltd.	127,885	1,498
	Clean Science & Technology Ltd.	95,356	1,494
	Birla Corp. Ltd.	97,439	1,490
[1]	Metropolis Healthcare Ltd.	87,990	1,486
	KNR Constructions Ltd.	465,848	1,477
*	Restaurant Brands Asia Ltd.	1,096,276	1,468
	Procter & Gamble Health Ltd.	23,886	1,465
	TTK Prestige Ltd.	150,942	1,452
	Gujarat Pipavav Port Ltd.	981,209	1,436
	PTC India Ltd.	844,724	1,424
	Orient Electric Ltd.	541,114	1,414
	Rain Industries Ltd.	759,758	1,405
	Graphite India Ltd.	250,667	1,404

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Chemplast Sanmar Ltd.	263,220	1,404
*	Hindustan Construction Co. Ltd.	4,478,364	1,373
	Vaibhav Global Ltd.	272,968	1,373
	Balaji Amines Ltd.	55,625	1,366
	Karnataka Bank Ltd.	490,793	1,354
*	Shree Renuka Sugars Ltd.	2,307,048	1,350
	Gateway Distriparks Ltd.	1,277,088	1,341
	Engineers India Ltd.	899,790	1,338
	Alembic Pharmaceuticals Ltd.	153,572	1,316
	ION Exchange India Ltd.	205,226	1,312
[1]	Godrej Agrovet Ltd.	234,080	1,306
	BASF India Ltd.	42,777	1,297
	Galaxy Surfactants Ltd.	39,424	1,293
	Alkyl Amines Chemicals Ltd.	49,854	1,283
	Jubilant Pharmova Ltd.	284,985	1,282
	EPL Ltd.	588,665	1,277
*	Sheela Foam Ltd.	97,728	1,267
	Bombay Burmah Trading Co.	77,852	1,266
[1]	Quess Corp. Ltd.	248,084	1,260
[1]	New India Assurance Co. Ltd.	752,540	1,255
	NOCIL Ltd.	470,439	1,251
	Capri Global Capital Ltd.	135,873	1,241
	Strides Pharma Science Ltd.	213,054	1,221
	Infibeam Avenues Ltd. (XNSE)	5,257,044	1,207
	JK Paper Ltd.	263,487	1,207
	Akzo Nobel India Ltd.	41,562	1,206
	Garware Technical Fibres Ltd.	31,217	1,186
	Saregama India Ltd.	292,768	1,132
*	Brightcom Group Ltd.	5,554,715	1,120
	AstraZeneca Pharma India Ltd.	19,612	1,101
	JBM Auto Ltd.	75,668	1,091
	Sterlite Technologies Ltd.	628,567	1,053
	HEG Ltd.	53,181	1,042
*	TeamLease Services Ltd.	36,620	1,032
*	Alok Industries Ltd.	4,759,279	995
	Care Ratings Ltd.	90,646	992
	Avanti Feeds Ltd.	198,001	960
	South Indian Bank Ltd.	3,251,350	947
	Rallis India Ltd.	345,033	900
*	Borosil Renewables Ltd.	179,920	881
	Allcargo Logistics Ltd.	274,065	842
*	Campus Activewear Ltd.	248,524	794
*	TV18 Broadcast Ltd.	1,507,082	751
	Polyplex Corp. Ltd.	54,590	670
*	IFCI Ltd.	2,457,601	641
*	V-Mart Retail Ltd.	32,329	638
	DCB Bank Ltd.	460,117	634
	Bajaj Consumer Care Ltd.	224,734	627
	Symphony Ltd.	55,719	564
		Shares	Market Value• ($000)
*	Dhani Services Ltd.	1,179,154	541
[1]	Dilip Buildcon Ltd.	145,614	533
*	Kaveri Seed Co. Ltd.	67,208	500
*	NIIT Ltd.	323,111	496
*	Sun Pharma Advanced Research Co. Ltd.	179,581	493
	Vakrangee Ltd.	2,270,405	481
*	Just Dial Ltd.	49,421	436
*	Wockhardt Ltd.	144,380	393
*,3	Bajel Projects Ltd.	164,000	258
*,3	Digidrive Distributors Ltd.	58,553	95
[1]	Brookfield India Real Estate Trust	31,564	92
*	Vl E Governance Ordinary Shares	115,098	41
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			629,266
Indonesia (0.7%)
*	Bumi Resources Minerals Tbk PT	451,860,576	5,516
*	Bumi Resources Tbk PT	663,365,700	4,720
	Mitra Keluarga Karyasehat Tbk PT	19,510,100	3,364
	Aneka Tambang Tbk	31,138,419	3,336
	Mitra Adiperkasa Tbk PT	25,574,200	2,794
*	Bukalapak.com PT Tbk	194,748,100	2,578
	AKR Corporindo Tbk PT	27,459,415	2,577
	Medco Energi Internasional Tbk PT	31,525,988	2,535
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,099,700	2,456
	Indo Tambangraya Megah Tbk PT	1,390,400	2,322
	Ciputra Development Tbk PT	28,034,655	1,956
	Pakuwon Jati Tbk PT	75,670,534	1,905
	Japfa Comfeed Indonesia Tbk PT	23,053,000	1,778
	BFI Finance Indonesia Tbk PT	26,468,800	1,708
	Bank Tabungan Negara Persero Tbk PT	18,941,850	1,461
*	Bank Bukopin Tbk PT (XIDX)	279,239,673	1,372
	Summarecon Agung Tbk PT	40,697,447	1,370
	Ace Hardware Indonesia Tbk PT	26,826,600	1,351
	Surya Esa Perkasa Tbk PT	35,091,000	1,325
	Map Aktif Adiperkasa PT	25,825,400	1,212
*	Panin Financial Tbk PT	61,222,900	1,048
*	Bank Pan Indonesia Tbk PT	14,263,700	1,020
	Matahari Department Store Tbk PT	7,294,200	913
*,3	Waskita Karya Persero Tbk PT	70,850,081	901
	Bank BTPN Syariah Tbk PT	8,910,000	883
*	Lippo Karawaci Tbk PT	131,358,777	728
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	689
		Shares	Market Value• ($000)
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	629
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	590
*	Bank Neo Commerce Tbk PT	34,633,272	489
*	Global Mediacom Tbk PT	27,752,606	475
*	Adhi Karya Persero Tbk PT	17,764,145	450
	Timah Tbk PT	9,609,420	417
*	Alam Sutera Realty Tbk PT	33,599,591	351
*	PP Persero Tbk PT	8,066,200	287
	Ramayana Lestari Sentosa Tbk PT	7,703,600	242
*	Wijaya Karya Persero Tbk PT	9,754,633	236
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,091,254	213
	Media Nusantara Citra Tbk PT	3,559,900	111
*	Krakatau Steel Persero Tbk PT	3,261,850	35
			58,343
Ireland (0.0%)
	Dalata Hotel Group plc	767,666	3,261
Israel (0.8%)
*	Camtek Ltd.	95,753	4,989
*	Perion Network Ltd.	144,750	3,728
*	Shufersal Ltd.	825,080	3,483
	Alony Hetz Properties & Investments Ltd.	590,830	2,882
*	Clal Insurance Enterprises Holdings Ltd.	217,279	2,714
	Sapiens International Corp. NV	106,010	2,682
	FIBI Holdings Ltd.	71,456	2,516
	Oil Refineries Ltd.	9,038,168	2,480
*	Paz Oil Co. Ltd.	33,812	2,404
	Isracard Ltd.	750,827	2,341
	REIT 1 Ltd.	647,116	2,340
	Hilan Ltd.	48,984	2,107
*	Shikun & Binui Ltd.	931,651	2,104
	Matrix IT Ltd.	107,927	1,824
	Menora Mivtachim Holdings Ltd.	83,165	1,657
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,373	1,640
*	Partner Communications Co. Ltd.	438,429	1,593
	Maytronics Ltd.	165,639	1,541
*	Equital Ltd.	65,292	1,421
	Ashtrom Group Ltd.	124,503	1,341
	Formula Systems 1985 Ltd.	23,214	1,316
	One Software Technologies Ltd.	129,111	1,311
	Fox Wizel Ltd.	22,647	1,286
	Danel Adir Yeoshua Ltd.	17,221	1,236
	Kenon Holdings Ltd.	65,702	1,201
*	Summit Real Estate Holdings Ltd.	122,484	1,174

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sella Capital Real Estate Ltd.	622,088	1,106
	Israel Canada T.R Ltd.	510,805	1,075
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,074
	Delta Galil Ltd.	33,474	1,059
	Mega Or Holdings Ltd.	73,400	1,007
	Delek Automotive Systems Ltd.	200,726	928
*	Cellcom Israel Ltd.	331,167	815
	AudioCodes Ltd.	101,133	781
*	Ashdod Refinery Ltd.	39,063	767
	G City Ltd.	312,474	757
	Elco Ltd.	26,263	628
*	Gilat Satellite Networks Ltd.	82,686	495
*	AFI Properties Ltd.	18,196	491
	IDI Insurance Co. Ltd.	24,310	475
*	Kamada Ltd.	101,923	441
	Naphtha Israel Petroleum Corp. Ltd.	105,239	404
			67,614
Italy (1.8%)
	BPER Banca	3,748,355	12,198
	Brunello Cucinelli SpA	119,837	9,639
	Unipol Gruppo SpA	1,672,327	9,060
	Azimut Holding SpA	389,700	8,211
	Banca Popolare di Sondrio SpA	1,366,532	7,456
	Banca Generali SpA	210,979	6,844
[1]	BFF Bank SpA	643,553	6,187
*	Iveco Group NV	704,845	5,940
	Brembo SpA	522,606	5,623
*	Saipem SpA	3,663,364	5,582
	ERG SpA	198,235	4,871
	De' Longhi SpA	213,850	4,785
	Iren SpA	2,268,831	4,547
*	Banca Monte dei Paschi di Siena SpA	1,419,463	3,843
	SOL SpA	121,461	3,495
[2]	Saras SpA	2,329,905	3,387
[1]	Enav SpA	994,073	3,313
[1]	Technogym SpA	439,792	3,311
[1]	Anima Holding SpA	797,145	3,258
[1]	Carel Industries SpA	151,943	3,168
	Tamburi Investment Partners SpA	358,551	3,007
	Maire Tecnimont SpA	629,873	2,929
[2]	Salvatore Ferragamo SpA	227,918	2,789
	Sesa SpA	25,059	2,531
	Credito Emiliano SpA	301,593	2,446
[2]	Webuild SpA (MTAA)	1,211,649	2,182
	Salcef Group SpA	83,674	1,987
	ACEA SpA	163,813	1,972
	Ariston Holding NV	334,741	1,876
	Gruppo MutuiOnline SpA	65,065	1,832
	El.En. SpA	195,809	1,831
	Piaggio & C SpA	644,526	1,733
[1]	RAI Way SpA	335,957	1,669
	Banca IFIS SpA	96,171	1,645
	Sanlorenzo SpA	41,622	1,481
	Cementir Holding NV	174,776	1,454
	Italmobiliare SpA	51,223	1,295
	MARR SpA	107,374	1,274
	Zignago Vetro SpA	95,658	1,251
*,1	GVS SpA	261,841	1,174
		Shares	Market Value• ($000)
*	Tod's SpA	34,084	1,142
	MFE-MediaForEurope NV Class A	629,249	1,142
	Tinexta SpA	64,283	1,108
	Danieli & C Officine Meccaniche SpA (MTAA)	39,239	1,038
*,2	Juventus Football Club SpA	3,391,301	907
*,2	Fincantieri SpA	1,621,514	865
	Arnoldo Mondadori Editore SpA	360,922	791
[1]	doValue SpA	212,632	732
	Alerion Cleanpower SpA	25,220	624
[2]	Biesse SpA	40,145	425
	Datalogic SpA	52,135	313
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	231
	MFE-MediaForEurope NV Class B	84,597	225
			162,619
Japan (14.1%)
	Gunma Bank Ltd.	1,370,500	6,623
	Nishi-Nippon Financial Holdings Inc.	496,600	5,931
	Fujitec Co. Ltd.	266,384	5,783
	Daiwabo Holdings Co. Ltd.	304,180	5,781
	ADEKA Corp.	344,255	5,755
	Nippon Gas Co. Ltd.	379,900	5,710
	Maruwa Co. Ltd.	31,000	5,439
	77 Bank Ltd.	242,300	5,401
	Fuji Soft Inc.	148,948	5,360
	Nakanishi Inc.	238,500	5,238
	Yoshinoya Holdings Co. Ltd.	222,320	5,196
	Comforia Residential REIT Inc.	2,330	4,945
	Nissui Corp.	995,322	4,830
	Hulic REIT Inc.	4,673	4,767
	MEITEC Group Holdings Inc.	269,438	4,742
	Hokuhoku Financial Group Inc.	397,200	4,637
	Mitsubishi Estate Logistics REIT Investment Corp.	1,807	4,548
	Osaka Soda Co. Ltd.	76,700	4,505
	Fuji Corp.	296,888	4,470
	Mori Trust REIT Inc.	9,131	4,451
	Mizuho Leasing Co. Ltd.	139,401	4,435
	Shiga Bank Ltd.	158,400	4,189
	Hazama Ando Corp.	539,479	4,176
	Wacoal Holdings Corp.	182,000	4,160
	Daiseki Co. Ltd.	150,544	4,158
	Fujimi Inc.	205,641	4,105
	Tomy Co. Ltd.	297,217	4,099
	Citizen Watch Co. Ltd.	699,500	4,079
	NSD Co. Ltd.	233,668	4,066
[2]	NTT UD REIT Investment Corp.	4,860	4,006
	Pilot Corp.	117,300	3,981
*,4	Kenedix Residential Next Investment Corp.	2,823	3,944
	Kureha Corp.	65,802	3,908
	Nikkon Holdings Co. Ltd.	183,448	3,893
		Shares	Market Value• ($000)
	Inaba Denki Sangyo Co. Ltd.	186,500	3,889
	Takasago Thermal Engineering Co. Ltd.	196,789	3,886
	Tokyu REIT Inc.	3,217	3,839
	Colowide Co. Ltd.	244,900	3,813
	Toho Holdings Co. Ltd.	168,218	3,792
	Toagosei Co. Ltd.	412,092	3,781
	Saizeriya Co. Ltd.	91,221	3,706
	Tokuyama Corp.	243,900	3,698
	Japan Excellent Inc.	4,204	3,690
	Toridoll Holdings Corp.	152,000	3,678
	Sangetsu Corp.	193,820	3,642
	Mirait One Corp.	270,471	3,585
	Okamura Corp.	250,947	3,573
[2]	Hokuetsu Corp.	465,521	3,572
	Hanwa Co. Ltd.	118,283	3,565
	Kanematsu Corp.	262,500	3,547
	Dexerials Corp.	155,200	3,540
	Nichias Corp.	178,069	3,533
	Daishi Hokuetsu Financial Group Inc.	134,800	3,520
	Sumitomo Warehouse Co. Ltd.	213,255	3,414
	Japan Petroleum Exploration Co. Ltd.	99,600	3,410
	Okumura Corp.	108,752	3,327
	NIPPON REIT Investment Corp.	1,436	3,318
	Takeuchi Manufacturing Co. Ltd.	116,000	3,310
[2]	Hoshino Resorts REIT Inc.	839	3,301
	Topcon Corp.	360,600	3,288
	San-In Godo Bank Ltd.	476,100	3,279
	EDION Corp.	326,575	3,257
	Okasan Securities Group Inc.	716,900	3,242
	Japan Elevator Service Holdings Co. Ltd.	244,500	3,240
	Jaccs Co. Ltd.	94,100	3,235
	ARE Holdings Inc.	255,400	3,233
	Juroku Financial Group Inc.	119,800	3,228
	Heiwa Real Estate REIT Inc.	3,424	3,201
	Tokyo Steel Manufacturing Co. Ltd.	268,600	3,104
	Nisshinbo Holdings Inc.	429,000	3,103
	Nippon Soda Co. Ltd.	86,225	3,091
	Glory Ltd.	165,600	3,087
	Kyoritsu Maintenance Co. Ltd.	80,500	3,079
	Hitachi Zosen Corp.	582,310	3,038
	H2O Retailing Corp.	281,300	3,014
	Senko Group Holdings Co. Ltd.	433,700	2,988
	Nippn Corp.	195,829	2,982
	Kumagai Gumi Co. Ltd.	117,980	2,957
	Duskin Co. Ltd.	135,560	2,956
	Hyakugo Bank Ltd.	781,300	2,954
*,4	Kenedix Retail REIT Corp.	1,674	2,929
	Aichi Financial Group Inc.	186,034	2,928
	Suruga Bank Ltd.	683,400	2,920

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Makino Milling Machine Co. Ltd.	69,880	2,916
	Fukuoka REIT Corp.	2,697	2,904
	Tadano Ltd.	384,500	2,891
*	Hokuriku Electric Power Co.	577,900	2,867
	Global One Real Estate Investment Corp.	3,775	2,864
	Tokyo Kiraboshi Financial Group Inc.	96,666	2,853
*	Nippon Paper Industries Co. Ltd.	326,300	2,839
	Aiful Corp.	1,120,800	2,823
	Create Restaurants Holdings Inc.	401,540	2,783
	Organo Corp.	84,200	2,776
	Sakata Seed Corp.	103,156	2,776
	Ferrotec Holdings Corp.	156,853	2,757
	Rorze Corp.	37,000	2,753
	Japan Securities Finance Co. Ltd.	275,741	2,746
	Nishimatsu Construction Co. Ltd.	114,062	2,746
	Tsubakimoto Chain Co.	108,564	2,744
	Tokai Rika Co. Ltd.	174,800	2,743
	Japan Material Co. Ltd.	195,100	2,740
	TOKAI Holdings Corp.	422,600	2,725
	Monex Group Inc.	617,887	2,718
	North Pacific Bank Ltd.	1,031,700	2,657
	Inabata & Co. Ltd.	125,800	2,626
	Taikisha Ltd.	89,388	2,601
	TKC Corp.	111,298	2,596
[2]	Ichigo Office REIT Investment Corp.	4,617	2,590
	CKD Corp.	205,200	2,580
	Autobacs Seven Co. Ltd.	249,400	2,565
	Fukuyama Transporting Co. Ltd.	93,800	2,563
	JVCKenwood Corp.	596,140	2,562
	Hokkoku Financial Holdings Inc.	77,351	2,559
	Sumitomo Osaka Cement Co. Ltd.	109,500	2,549
	Monogatari Corp.	93,920	2,543
	Towa Corp.	74,065	2,540
	Outsourcing Inc.	341,500	2,538
	Nippon Light Metal Holdings Co. Ltd.	230,096	2,524
	Maruha Nichiro Corp.	147,000	2,516
	Heiwa Real Estate Co. Ltd.	97,942	2,507
	Star Asia Investment Corp.	6,632	2,499
	DTS Corp.	120,842	2,482
	NTN Corp.	1,392,200	2,480
	Paramount Bed Holdings Co. Ltd.	145,500	2,479
*	Sosei Group Corp.	266,100	2,461
*,2	Atom Corp.	409,857	2,459
	Bank of Nagoya Ltd.	60,912	2,458
	Nisshin Oillio Group Ltd.	87,952	2,456
	DCM Holdings Co. Ltd.	313,488	2,448
		Shares	Market Value• ($000)
	Hokkaido Electric Power Co. Inc.	577,200	2,428
	Senshu Ikeda Holdings Inc.	1,032,400	2,426
	Riken Keiki Co. Ltd.	58,800	2,409
	Kato Sangyo Co. Ltd.	85,400	2,401
	Takuma Co. Ltd.	246,100	2,388
	Toei Co. Ltd.	20,249	2,377
	Komeri Co. Ltd.	113,800	2,360
	C Uyemura & Co. Ltd.	42,900	2,329
	Totetsu Kogyo Co. Ltd.	118,700	2,313
	Open Up Group Inc.	186,092	2,308
	Toyo Ink SC Holdings Co. Ltd.	135,554	2,303
	Ryosan Co. Ltd.	73,057	2,302
	Tokai Tokyo Financial Holdings Inc.	676,700	2,298
	Mitsui-Soko Holdings Co. Ltd.	80,552	2,294
	Royal Holdings Co. Ltd.	134,200	2,287
*	Medley Inc.	78,500	2,270
	Eizo Corp.	70,556	2,264
	Max Co. Ltd.	132,900	2,243
	Musashino Bank Ltd.	118,900	2,242
	Iino Kaiun Kaisha Ltd.	311,236	2,232
[2]	Kumiai Chemical Industry Co. Ltd.	305,850	2,229
	Trusco Nakayama Corp.	146,500	2,211
	Digital Garage Inc.	110,300	2,209
	Yamazen Corp.	272,400	2,207
	Toyo Construction Co. Ltd.	269,800	2,201
	Round One Corp.	605,500	2,196
	Megmilk Snow Brand Co. Ltd.	136,200	2,195
	Seria Co. Ltd.	157,693	2,186
	Kissei Pharmaceutical Co. Ltd.	102,100	2,160
[2]	Mitsuboshi Belting Ltd.	74,400	2,148
	Yokogawa Bridge Holdings Corp.	129,800	2,146
	KOMEDA Holdings Co. Ltd.	117,600	2,146
	Awa Bank Ltd.	128,500	2,135
	Noritake Co. Ltd.	54,800	2,133
	Mizuno Corp.	72,656	2,131
	ARCLANDS Corp.	197,898	2,120
	Nishimatsuya Chain Co. Ltd.	164,900	2,118
	Adastria Co. Ltd.	100,900	2,117
	Raito Kogyo Co. Ltd.	163,400	2,115
	Heiwado Co. Ltd.	129,200	2,113
	Takara Standard Co. Ltd.	173,599	2,107
	Tri Chemical Laboratories Inc.	98,576	2,097
	Nojima Corp.	235,100	2,094
	Kitz Corp.	308,848	2,087
*	Appier Group Inc.	253,400	2,086
[2]	Mirai Corp.	6,895	2,082
	San-A Co. Ltd.	66,944	2,074
	Nihon Parkerizing Co. Ltd.	285,361	2,071
	Create SD Holdings Co. Ltd.	96,518	2,070
	Sanki Engineering Co. Ltd.	177,867	2,067
	Nanto Bank Ltd.	113,700	2,047
		Shares	Market Value• ($000)
	Daiei Kankyo Co. Ltd.	148,000	2,043
	Ryobi Ltd.	108,887	2,042
	TOMONY Holdings Inc.	606,000	2,042
	Okinawa Cellular Telephone Co.	95,637	2,023
	Financial Partners Group Co. Ltd.	212,500	2,019
	PAL GROUP Holdings Co. Ltd.	156,000	2,018
	Mixi Inc.	133,200	2,017
	Ai Holdings Corp.	130,100	2,014
	Kaga Electronics Co. Ltd.	50,200	2,009
	Keiyo Bank Ltd.	440,500	1,999
	H.U. Group Holdings Inc.	118,200	1,986
[2]	Seiren Co. Ltd.	133,900	1,986
	Daihen Corp.	62,251	1,962
*	Leopalace21 Corp.	911,000	1,960
	MOS Food Services Inc.	89,858	1,960
	Hankyu Hanshin REIT Inc.	2,076	1,950
	UACJ Corp.	95,685	1,948
*	Sansan Inc.	245,000	1,947
	KYB Corp.	65,800	1,944
	Infomart Corp.	810,500	1,944
	Nextage Co. Ltd.	140,500	1,941
	Kohnan Shoji Co. Ltd.	74,800	1,939
	Arcs Co. Ltd.	101,300	1,936
	Shinmaywa Industries Ltd.	242,568	1,936
	Japan Lifeline Co. Ltd.	253,800	1,935
	Shoei Co. Ltd.	145,200	1,935
	Mitsubishi Logisnext Co. Ltd.	246,400	1,933
	Nitto Boseki Co. Ltd.	85,811	1,931
	Advance Logistics Investment Corp.	2,355	1,918
	Joyful Honda Co. Ltd.	162,848	1,913
	Towa Pharmaceutical Co. Ltd.	103,982	1,911
	I'll Inc.	77,800	1,901
	CRE Logistics REIT Inc.	1,799	1,890
	Hyakujushi Bank Ltd.	99,200	1,889
	Ohsho Food Service Corp.	40,774	1,885
	Valor Holdings Co. Ltd.	120,300	1,883
	Yodogawa Steel Works Ltd.	80,233	1,878
	Milbon Co. Ltd.	70,920	1,875
	Hosiden Corp.	159,267	1,872
	Nitta Corp.	82,900	1,872
[2]	West Holdings Corp.	84,500	1,865
	Aoyama Trading Co. Ltd.	185,500	1,861
	One REIT Inc.	1,074	1,861
	Mitsubishi Pencil Co. Ltd.	150,600	1,856
	Shibaura Machine Co. Ltd.	74,900	1,855
	Simplex Holdings Inc.	110,200	1,851
	Ogaki Kyoritsu Bank Ltd.	131,874	1,842
	Exedy Corp.	110,200	1,840
	Earth Corp.	55,743	1,834
	Noritsu Koki Co. Ltd.	86,400	1,829
	Toyobo Co. Ltd.	272,200	1,826
	Toyo Tanso Co. Ltd.	54,010	1,826

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zojirushi Corp.	177,300	1,824
	Elecom Co. Ltd.	160,300	1,818
	Topre Corp.	167,900	1,809
	San-Ai Obbli Co. Ltd.	167,100	1,804
	Kiyo Bank Ltd.	174,410	1,800
	Micronics Japan Co. Ltd.	118,800	1,800
	MCJ Co. Ltd.	250,200	1,800
[2]	Kura Sushi Inc.	75,400	1,794
	Furukawa Co. Ltd.	127,298	1,786
	SAMTY Co. Ltd.	108,600	1,786
	Kanamoto Co. Ltd.	110,000	1,785
	Ichibanya Co. Ltd.	50,168	1,770
	Arata Corp.	47,259	1,759
	Nitto Kogyo Corp.	76,788	1,755
	Oki Electric Industry Co. Ltd.	290,406	1,752
	SOSiLA Logistics REIT Inc.	2,210	1,751
	Showa Sangyo Co. Ltd.	87,300	1,747
	Tokyo Electron Device Ltd.	67,200	1,725
	Taiyo Holdings Co. Ltd.	105,600	1,722
	United Super Markets Holdings Inc.	242,650	1,722
	Meidensha Corp.	109,687	1,718
	Okamoto Industries Inc.	49,700	1,718
	SKY Perfect JSAT Holdings Inc.	368,500	1,706
	Funai Soken Holdings Inc.	103,250	1,697
	KeePer Technical Laboratory Co. Ltd.	44,936	1,694
	Nachi-Fujikoshi Corp.	67,851	1,691
	Sekisui Jushi Corp.	103,600	1,689
	Base Co. Ltd.	60,100	1,687
	Transcosmos Inc.	82,396	1,678
	FCC Co. Ltd.	141,143	1,675
	Life Corp.	71,000	1,674
	Itochu Enex Co. Ltd.	169,300	1,664
	Japan Wool Textile Co. Ltd.	182,289	1,657
	KH Neochem Co. Ltd.	109,300	1,656
	Nichiha Corp.	83,600	1,651
	Nichicon Corp.	197,583	1,651
	Maxell Ltd.	154,000	1,647
	Star Micronics Co. Ltd.	136,698	1,643
	Toa Corp.	65,900	1,639
	Central Glass Co. Ltd.	86,413	1,638
	Fuso Chemical Co. Ltd.	60,300	1,638
	Mochida Pharmaceutical Co. Ltd.	74,000	1,631
	Hogy Medical Co. Ltd.	75,022	1,630
*,2	euglena Co. Ltd.	335,400	1,628
*	Raksul Inc.	193,200	1,624
	Bando Chemical Industries Ltd.	162,000	1,619
	Megachips Corp.	62,781	1,619
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,606
	Aeon Delight Co. Ltd.	72,400	1,596
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,596
	Wacom Co. Ltd.	462,736	1,595
	JAFCO Group Co. Ltd.	147,800	1,592
		Shares	Market Value• ($000)
	Tsurumi Manufacturing Co. Ltd.	75,500	1,590
[2]	Toho Titanium Co. Ltd.	121,700	1,588
	Takara Leben Real Estate Investment Corp.	2,421	1,585
	Ichigo Inc.	717,600	1,570
	Sanyo Special Steel Co. Ltd.	91,970	1,567
	Premium Group Co. Ltd.	145,900	1,565
	Chudenko Corp.	95,900	1,561
	Iriso Electronics Co. Ltd.	66,000	1,558
	Belc Co. Ltd.	33,200	1,557
	Maeda Kosen Co. Ltd.	79,900	1,557
	Sumitomo Mitsui Construction Co. Ltd.	586,346	1,556
	TSI Holdings Co. Ltd.	288,900	1,542
[2]	OSAKA Titanium Technologies Co. Ltd.	71,800	1,533
	Nippon Pillar Packing Co. Ltd.	61,300	1,530
	Nippon Densetsu Kogyo Co. Ltd.	112,103	1,528
	Fujimori Kogyo Co. Ltd.	60,500	1,527
	Taihei Dengyo Kaisha Ltd.	58,300	1,526
	Uchida Yoko Co. Ltd.	33,100	1,523
	Kameda Seika Co. Ltd.	56,200	1,519
	Okinawa Financial Group Inc.	91,044	1,519
	Future Corp.	132,900	1,517
*	Nippon Sheet Glass Co. Ltd.	344,600	1,514
	Kyorin Pharmaceutical Co. Ltd.	128,300	1,513
	Starts Corp. Inc.	79,415	1,508
	Meiko Electronics Co. Ltd.	72,057	1,495
	Ricoh Leasing Co. Ltd.	49,606	1,484
	Bunka Shutter Co. Ltd.	175,800	1,483
	Tokyotokeiba Co. Ltd.	57,200	1,481
	Systena Corp.	869,100	1,480
	Nippon Signal Company Ltd.	239,316	1,480
	Idec Corp.	82,400	1,479
	Nissan Shatai Co. Ltd.	258,414	1,479
	Prima Meat Packers Ltd.	96,988	1,476
	Chugoku Marine Paints Ltd.	163,100	1,475
	Geo Holdings Corp.	94,200	1,473
[2]	JINS Holdings Inc.	53,200	1,469
	Yonex Co. Ltd.	135,100	1,464
	Shibaura Mechatronics Corp.	33,900	1,464
	Nikkiso Co. Ltd.	229,561	1,462
	Lintec Corp.	88,200	1,458
	Nissha Co. Ltd.	139,960	1,455
	Enplas Corp.	25,953	1,452
	Hiday Hidaka Corp.	79,119	1,447
	Strike Co. Ltd.	58,914	1,442
	Fuji Co. Ltd.	114,000	1,441
	Tsuburaya Fields Holdings Inc.	132,074	1,438
	Kisoji Co. Ltd.	81,160	1,434
		Shares	Market Value• ($000)
	Doutor Nichires Holdings Co. Ltd.	99,237	1,433
	Hirata Corp.	31,311	1,424
	ZERIA Pharmaceutical Co. Ltd.	106,840	1,419
	Yamae Group Holdings Co. Ltd.	59,300	1,416
	S Foods Inc.	66,600	1,409
	Toho Bank Ltd.	728,664	1,409
*,2	HIS Co. Ltd.	124,700	1,408
	BML Inc.	74,200	1,404
*	Chiyoda Corp.	595,900	1,401
	Sintokogio Ltd.	201,500	1,400
	Nittetsu Mining Co. Ltd.	44,400	1,398
	Bank of Iwate Ltd.	76,724	1,392
	Noritz Corp.	132,587	1,392
	Kosaido Holdings Co. Ltd.	70,800	1,386
	Usen-Next Holdings Co. Ltd.	60,400	1,385
	Nomura Co. Ltd.	240,100	1,382
	Gunze Ltd.	46,007	1,380
	CTI Engineering Co. Ltd.	45,900	1,380
	Konishi Co. Ltd.	92,100	1,366
[2]	Altech Corp.	80,100	1,361
	Daiichi Jitsugyo Co. Ltd.	105,900	1,359
	Ishihara Sangyo Kaisha Ltd.	144,800	1,357
	Konoike Transport Co. Ltd.	102,400	1,355
	Fukushima Galilei Co. Ltd.	40,900	1,354
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,354
	Genky DrugStores Co. Ltd.	35,500	1,352
	ESPEC Corp.	91,408	1,345
	Valqua Ltd.	54,400	1,342
	Press Kogyo Co. Ltd.	313,200	1,341
	Chofu Seisakusho Co. Ltd.	94,000	1,340
	Hakuto Co. Ltd.	39,600	1,339
	Yamanashi Chuo Bank Ltd.	107,117	1,337
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,330
	Sakata INX Corp.	158,500	1,325
	Optex Group Co. Ltd.	117,600	1,322
	Kaken Pharmaceutical Co. Ltd.	59,600	1,320
	Koshidaka Holdings Co. Ltd.	185,508	1,320
	Bank of the Ryukyus Ltd.	159,467	1,317
	Saibu Gas Holdings Co. Ltd.	103,673	1,315
[2]	Shoei Foods Corp.	46,300	1,312
	Onward Holdings Co. Ltd.	413,956	1,311
	Axial Retailing Inc.	51,130	1,310
	Yuasa Trading Co. Ltd.	47,900	1,310
	Shikoku Kasei Holdings Corp.	115,700	1,307
	Oiles Corp.	103,108	1,306
	Token Corp.	24,886	1,306
	Musashi Seimitsu Industry Co. Ltd.	135,630	1,305
	Change Holdings Inc.	127,900	1,305
	Eiken Chemical Co. Ltd.	132,200	1,304

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Roland Corp.	44,900	1,298
	Seiko Group Corp.	83,058	1,297
	Zuken Inc.	51,700	1,292
	San ju San Financial Group Inc.	99,052	1,290
	Dip Corp.	65,000	1,288
	SBI Sumishin Net Bank Ltd.	122,300	1,287
	Morita Holdings Corp.	125,066	1,283
	Nishio Holdings Co. Ltd.	57,800	1,281
	Ryoyo Electro Corp.	53,942	1,281
	Hosokawa Micron Corp.	45,600	1,280
	Yellow Hat Ltd.	105,800	1,280
	Tokyu Construction Co. Ltd.	247,900	1,276
	Fujicco Co. Ltd.	98,205	1,267
	Piolax Inc.	85,500	1,263
	Prestige International Inc.	310,900	1,262
	Nippon Carbon Co. Ltd.	43,100	1,262
	Nippon Seiki Co. Ltd.	176,932	1,260
	Universal Entertainment Corp.	87,962	1,255
	Tsugami Corp.	174,500	1,250
	Hioki EE Corp.	28,700	1,247
*	Bell System24 Holdings Inc.	121,200	1,243
	en japan Inc.	83,000	1,238
	T Hasegawa Co. Ltd.	59,100	1,238
	Tamron Co. Ltd.	45,400	1,236
	WingArc1st Inc.	69,100	1,236
	Tocalo Co. Ltd.	136,600	1,235
	United Arrows Ltd.	96,667	1,234
	JCU Corp.	56,100	1,224
	IDOM Inc.	203,300	1,223
	Tachibana Eletech Co. Ltd.	68,534	1,221
	MEC Co. Ltd.	53,700	1,220
	Komori Corp.	158,900	1,217
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,212
*	Septeni Holdings Co. Ltd.	430,900	1,211
	Eagle Industry Co. Ltd.	110,600	1,206
	Japan Pulp & Paper Co. Ltd.	38,400	1,204
	Doshisha Co. Ltd.	80,800	1,203
	Fuji Seal International Inc.	107,900	1,202
	Tosei Corp.	101,600	1,201
	Daikyonishikawa Corp.	240,000	1,201
	Health Care & Medical Investment Corp.	1,283	1,201
	Hibiya Engineering Ltd.	79,100	1,198
	Shin-Etsu Polymer Co. Ltd.	131,200	1,191
	DyDo Group Holdings Inc.	30,644	1,186
	Riso Kagaku Corp.	75,684	1,179
	Sato Holdings Corp.	87,800	1,179
	Krosaki Harima Corp.	18,600	1,178
	Yokorei Co. Ltd.	153,200	1,178
	Procrea Holdings Inc.	91,061	1,178
	Furuya Metal Co. Ltd.	18,200	1,177
	Topy Industries Ltd.	72,579	1,169
	Marusan Securities Co. Ltd.	214,855	1,166
		Shares	Market Value• ($000)
	Nippon Ceramic Co. Ltd.	66,800	1,162
	Nichireki Co. Ltd.	81,500	1,159
	Futaba Industrial Co. Ltd.	234,800	1,157
	Oyo Corp.	75,600	1,156
	Siix Corp.	123,200	1,154
	Sanyo Denki Co. Ltd.	31,200	1,154
	Keihanshin Building Co. Ltd.	125,700	1,153
	Cybozu Inc.	92,400	1,151
	eGuarantee Inc.	99,600	1,150
*,2	PKSHA Technology Inc.	67,500	1,150
	Shizuoka Gas Co. Ltd.	168,200	1,143
	PHC Holdings Corp.	120,300	1,138
	Takasago International Corp.	53,200	1,136
[2]	J Trust Co. Ltd.	357,200	1,133
	Tachi-S Co. Ltd.	103,200	1,132
	Oita Bank Ltd.	60,907	1,127
	Anicom Holdings Inc.	308,100	1,117
	Integrated Design & Engineering Holdings Co. Ltd.	50,300	1,117
	ASAHI YUKIZAI Corp.	45,511	1,114
	Meisei Industrial Co. Ltd.	164,700	1,112
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	1,103
	Samty Residential Investment Corp.	1,473	1,100
	Sakai Moving Service Co. Ltd.	64,200	1,096
	Avex Inc.	119,900	1,095
	Tsukishima Holdings Co. Ltd.	128,700	1,093
	Aeon Hokkaido Corp.	187,800	1,093
[2]	Toyo Gosei Co. Ltd.	26,200	1,090
	Comture Corp.	81,300	1,087
	Osaka Organic Chemical Industry Ltd.	63,900	1,085
	Joshin Denki Co. Ltd.	68,226	1,084
	Nippon Road Co. Ltd.	82,500	1,084
	Asahi Diamond Industrial Co. Ltd.	189,322	1,082
	Wakita & Co. Ltd.	108,100	1,082
	Totech Corp.	34,100	1,082
	YAMABIKO Corp.	113,400	1,077
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,076
	Tosei REIT Investment Corp.	1,188	1,071
	Miyazaki Bank Ltd.	54,893	1,067
[2]	SBS Holdings Inc.	60,100	1,067
	Mitani Sekisan Co. Ltd.	35,300	1,064
*,2	W-Scope Corp.	183,600	1,062
[2]	Tama Home Co. Ltd.	47,000	1,062
	Raiznext Corp.	112,900	1,057
	Unipres Corp.	149,980	1,057
	Digital Arts Inc.	38,300	1,056
	St. Marc Holdings Co. Ltd.	82,855	1,054
	Restar Holdings Corp.	64,100	1,054
	VT Holdings Co. Ltd.	311,800	1,050
	Sinko Industries Ltd.	71,641	1,050
	Nagawa Co. Ltd.	25,800	1,049
	KFC Holdings Japan Ltd.	52,200	1,040
	SWCC Corp.	74,700	1,039
		Shares	Market Value• ($000)
	Komehyo Holdings Co. Ltd.	33,100	1,039
	Qol Holdings Co. Ltd.	89,799	1,037
	Broadleaf Co. Ltd.	293,400	1,037
	Sodick Co. Ltd.	205,478	1,036
	Sankei Real Estate Inc.	1,706	1,033
*	UT Group Co. Ltd.	83,400	1,030
	Hamakyorex Co. Ltd.	41,100	1,029
	Curves Holdings Co. Ltd.	235,608	1,028
	Shibuya Corp.	62,600	1,022
*,2	RENOVA Inc.	142,000	1,022
	MARUKA FURUSATO Corp.	55,600	1,021
	Ringer Hut Co. Ltd.	66,700	1,019
[2]	Nittoku Co. Ltd.	69,400	1,018
	Pacific Industrial Co. Ltd.	110,200	1,012
	Yamagata Bank Ltd.	130,985	1,012
	Tanseisha Co. Ltd.	179,400	1,008
	Koa Corp.	104,300	1,005
	Seikagaku Corp.	191,541	1,005
	Keiyo Co. Ltd.	116,600	1,004
	Kanto Denka Kogyo Co. Ltd.	189,800	1,003
	METAWATER Co. Ltd.	79,600	1,003
	Takamatsu Construction Group Co. Ltd.	54,800	998
[2]	Management Solutions Co. Ltd.	57,236	996
	Tamura Corp.	305,000	995
	Sumitomo Seika Chemicals Co. Ltd.	32,300	993
	Aichi Steel Corp.	42,302	991
	Gree Inc.	264,700	989
	Sun Frontier Fudousan Co. Ltd.	101,800	988
	Trancom Co. Ltd.	21,400	983
	Infocom Corp.	58,840	980
	Asanuma Corp.	41,400	976
	NS United Kaiun Kaisha Ltd.	34,300	975
	Nomura Micro Science Co. Ltd.	19,000	974
	Teikoku Sen-I Co. Ltd.	77,484	966
	Senshu Electric Co. Ltd.	46,882	965
	Godo Steel Ltd.	33,100	961
	Shochiku Co. Ltd.	15,100	961
	Nohmi Bosai Ltd.	79,700	960
	Kurabo Industries Ltd.	63,900	957
	Starzen Co. Ltd.	56,200	956
	Nagaileben Co. Ltd.	68,900	951
	Tenma Corp.	56,600	950
	COLOPL Inc.	246,200	947
	TRE Holdings Corp.	120,400	940
	Ehime Bank Ltd.	126,800	939
	Kyoei Steel Ltd.	74,012	939
	Halows Co. Ltd.	33,300	936
	Sinfonia Technology Co. Ltd.	89,000	933
[2]	Inageya Co. Ltd.	87,600	928
[2]	Pack Corp.	41,500	922
	Sumitomo Riko Co. Ltd.	147,700	922
	Fujibo Holdings Inc.	40,400	921
	Torishima Pump Manufacturing Co. Ltd.	72,800	921

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Research Institute Inc.	28,400	918
[2]	Nippon Denko Co. Ltd.	472,990	911
	Shinko Shoji Co. Ltd.	116,800	907
	Oriental Shiraishi Corp.	410,694	907
	ESCON Japan REIT Investment Corp.	1,157	906
	Mitsui E&S Co. Ltd.	329,900	904
[2]	Abalance Corp.	42,000	904
	Sumitomo Densetsu Co. Ltd.	51,400	903
	Retail Partners Co. Ltd.	79,100	902
	Alconix Corp.	99,614	902
	Neturen Co. Ltd.	135,300	900
	T-Gaia Corp.	75,600	900
*,2	Kappa Create Co. Ltd.	85,588	899
	Matsuya Co. Ltd.	147,700	895
	Kyokuyo Co. Ltd.	35,100	893
	Teikoku Electric Manufacturing Co. Ltd.	55,800	892
	Daiho Corp.	34,900	891
	Maruzen Showa Unyu Co. Ltd.	35,300	891
	Fukui Bank Ltd.	82,455	889
	AOKI Holdings Inc.	135,504	888
	Giken Ltd.	74,900	888
	Kurimoto Ltd.	43,400	888
	Aisan Industry Co. Ltd.	112,000	887
	Okinawa Electric Power Co. Inc.	121,408	887
	Sinanen Holdings Co. Ltd.	33,000	887
	Hokuto Corp.	73,724	885
	Ichikoh Industries Ltd.	251,966	882
*	Fujio Food Group Inc.	95,300	881
	Kyokuto Securities Co. Ltd.	126,500	877
	Ines Corp.	89,100	876
	Arisawa Manufacturing Co. Ltd.	123,600	874
	Shin Nippon Air Technologies Co. Ltd.	56,600	872
	FIDEA Holdings Co. Ltd.	80,820	871
	JAC Recruitment Co. Ltd.	54,500	870
	RS Technologies Co. Ltd.	54,800	868
	Mie Kotsu Group Holdings Inc.	231,799	865
	Riken Vitamin Co. Ltd.	57,700	863
*	Vision Inc.	96,065	855
	Happinet Corp.	50,300	852
	Matsuyafoods Holdings Co. Ltd.	29,700	852
	Daiki Aluminium Industry Co. Ltd.	102,930	852
	Nippon Fine Chemical Co. Ltd.	51,600	852
	Sala Corp.	173,600	851
	Nafco Co. Ltd.	69,500	850
	Insource Co. Ltd.	144,000	849
	Sun Corp.	55,500	847
	Mimasu Semiconductor Industry Co. Ltd.	52,200	846
		Shares	Market Value• ($000)
	Sanyo Electric Railway Co. Ltd.	61,384	846
	Miroku Jyoho Service Co. Ltd.	82,400	844
	Roland DG Corp.	38,400	840
	M&A Capital Partners Co. Ltd.	46,300	840
	Hoosiers Holdings Co. Ltd.	118,700	839
	Daiwa Industries Ltd.	97,600	837
	Akita Bank Ltd.	60,300	836
	Mirarth Holdings Inc.	286,400	835
	G-Tekt Corp.	71,300	832
	ES-Con Japan Ltd.	142,000	829
	TechMatrix Corp.	83,900	829
	LITALICO Inc.	61,700	829
	Daikoku Denki Co. Ltd.	28,300	826
	Denyo Co. Ltd.	58,400	825
	Riken Technos Corp.	144,600	825
	Union Tool Co.	34,800	824
	K&O Energy Group Inc.	52,300	824
	Pharma Foods International Co. Ltd.	93,016	822
	Tokai Corp.	64,900	820
*	Fujita Kanko Inc.	29,800	819
	Sanyo Chemical Industries Ltd.	30,754	818
	TV Asahi Holdings Corp.	75,600	815
[2]	Weathernews Inc.	20,800	815
	Computer Engineering & Consulting Ltd.	78,770	813
*	Modec Inc.	73,888	813
	Fudo Tetra Corp.	60,820	811
	Yokowo Co. Ltd.	97,737	809
	Ki-Star Real Estate Co. Ltd.	28,700	809
	FULLCAST Holdings Co. Ltd.	71,446	808
	Daito Pharmaceutical Co. Ltd.	63,030	805
	Towa Bank Ltd.	178,650	802
	Key Coffee Inc.	59,293	799
[2]	Shin Nippon Biomedical Laboratories Ltd.	71,400	796
	Argo Graphics Inc.	36,200	793
	Nichiden Corp.	47,500	790
	Daikokutenbussan Co. Ltd.	18,600	788
	Toyo Corp.	91,617	787
	Sparx Group Co. Ltd.	82,220	787
	Katakura Industries Co. Ltd.	69,492	782
	J-Oil Mills Inc.	66,400	780
	Nissei ASB Machine Co. Ltd.	25,200	778
	Chori Co. Ltd.	39,800	770
	Futaba Corp.	227,832	768
[2]	Alpen Co. Ltd.	59,300	768
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	768
[2]	Gamecard-Joyco Holdings Inc.	34,200	767
	Mandom Corp.	82,954	761
*,2	Oisix ra daichi Inc.	99,618	758
	Furuno Electric Co. Ltd.	68,900	756
		Shares	Market Value• ($000)
	Wellneo Sugar Co. Ltd.	55,625	753
	TOC Co. Ltd.	178,046	751
	Tokushu Tokai Paper Co. Ltd.	31,300	747
[2]	Snow Peak Inc.	111,400	746
	Aiphone Co. Ltd.	37,200	740
	Sumida Corp.	85,909	738
[2]	Tsubaki Nakashima Co. Ltd.	150,900	738
	France Bed Holdings Co. Ltd.	93,400	735
	Nagatanien Holdings Co. Ltd.	48,500	733
	EM Systems Co. Ltd.	153,600	730
	Dai-Dan Co. Ltd.	74,200	729
[2]	Rock Field Co. Ltd.	70,168	727
	Tochigi Bank Ltd.	309,712	727
	Achilles Corp.	70,900	723
	HI-LEX Corp.	82,500	723
	Canon Electronics Inc.	56,494	720
	Nippon Thompson Co. Ltd.	202,100	720
	Cawachi Ltd.	42,900	717
	Osaki Electric Co. Ltd.	168,600	717
	Sagami Holdings Corp.	80,196	716
[2]	Starts Proceed Investment Corp.	521	716
	Belluna Co. Ltd.	175,900	715
	Obara Group Inc.	29,540	709
	Vector Inc.	100,000	708
	gremz Inc.	53,100	704
	Onoken Co. Ltd.	63,100	701
	Nippon Parking Development Co. Ltd.	491,400	696
	TPR Co. Ltd.	59,029	692
	Anest Iwata Corp.	92,900	691
	Matsuda Sangyo Co. Ltd.	39,600	690
[2]	YA-MAN Ltd.	97,600	687
	KPP Group Holdings Co. Ltd.	158,815	686
	Macromill Inc.	154,200	685
	CMK Corp.	155,200	684
*,2	giftee Inc.	79,504	680
	Shikoku Bank Ltd.	94,940	679
	Torii Pharmaceutical Co. Ltd.	28,000	677
	Shima Seiki Manufacturing Ltd.	66,100	674
	Toyo Kanetsu KK	30,600	673
	Xebio Holdings Co. Ltd.	104,108	670
	Yorozu Corp.	112,176	667
	World Co. Ltd.	64,300	664
	Icom Inc.	28,500	660
[2]	Pressance Corp.	61,148	660
	Pasona Group Inc.	73,500	657
	Kamei Corp.	63,300	656
*,2	Istyle Inc.	226,800	656
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	654
*,2	Japan Display Inc.	2,647,900	654
	Sakai Chemical Industry Co. Ltd.	47,409	649
	Sankyo Seiko Co. Ltd.	125,197	649
	Yurtec Corp.	99,400	647

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Yahagi Construction Co. Ltd.	74,400	647
*	Nippon Chemi-Con Corp.	76,181	646
	Nissin Corp.	37,400	645
	Aida Engineering Ltd.	109,006	644
	DKK Co. Ltd.	38,780	640
	Japan Transcity Corp.	145,592	639
	Zenrin Co. Ltd.	107,750	634
	SIGMAXYZ Holdings Inc.	68,000	634
	GLOBERIDE Inc.	48,800	630
	Mitsuba Corp.	136,724	630
	Goldcrest Co. Ltd.	43,980	627
	Shibusawa Warehouse Co. Ltd.	32,209	626
	Itochu-Shokuhin Co. Ltd.	14,400	625
[2]	eRex Co. Ltd.	126,300	623
	m-up Holdings Inc.	76,700	621
	Tonami Holdings Co. Ltd.	21,500	619
	ZIGExN Co. Ltd.	194,000	619
	CAC Holdings Corp.	53,100	618
	Mars Group Holdings Corp.	36,000	618
	Okabe Co. Ltd.	132,735	616
*,2	Sanei Architecture Planning Co. Ltd.	45,800	615
	Vital KSK Holdings Inc.	90,700	612
	Softcreate Holdings Corp.	53,478	606
	Chiyoda Integre Co. Ltd.	33,000	605
[2]	Takatori Corp.	18,390	605
	YAKUODO Holdings Co. Ltd.	32,800	604
	Yondoshi Holdings Inc.	48,000	602
	Rheon Automatic Machinery Co. Ltd.	68,715	601
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	594
	ValueCommerce Co. Ltd.	71,200	592
	SB Technology Corp.	39,800	591
	Nihon Nohyaku Co. Ltd.	137,500	587
	Gakken Holdings Co. Ltd.	104,700	583
[2]	Remixpoint Inc.	441,602	579
	Elan Corp.	116,700	577
*	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	570
*,2	Demae-Can Co. Ltd.	268,800	569
	Komatsu Matere Co. Ltd.	119,200	567
	Shinnihon Corp.	69,800	563
	Elematec Corp.	49,200	560
	Kansai Food Market Ltd.	62,800	560
	Riso Kyoiku Co. Ltd.	332,800	558
	Honeys Holdings Co. Ltd.	55,190	558
	Kanaden Corp.	55,800	556
	Solasto Corp.	143,100	556
	Ryoden Corp.	35,500	553
	Shimizu Bank Ltd.	49,800	551
	Toenec Corp.	20,200	551
*,2	SRE Holdings Corp.	35,896	550
		Shares	Market Value• ($000)
	Avant Group Corp.	65,000	550
	Cleanup Corp.	116,900	545
	Fukuda Corp.	16,800	545
[2]	Intage Holdings Inc.	48,800	540
*	PIA Corp.	23,100	540
	Stella Chemifa Corp.	25,400	538
	Chubu Steel Plate Co. Ltd.	39,100	535
	Alpha Systems Inc.	28,900	528
	Airport Facilities Co. Ltd.	141,900	527
	Hochiki Corp.	46,900	522
	Tayca Corp.	46,232	519
	Shinwa Co. Ltd.	32,400	514
	Carta Holdings Inc.	64,500	509
	Npr Riken Corp.	44,800	508
	Kawada Technologies Inc.	11,500	507
	Sanshin Electronics Co. Ltd.	33,400	502
	Tekken Corp.	36,600	495
	Chubu Shiryo Co. Ltd.	68,600	494
	BRONCO BILLY Co. Ltd.	24,200	494
	JM Holdings Co. Ltd.	35,700	490
	CI Takiron Corp.	126,900	488
	JDC Corp.	121,600	488
	Cosel Co. Ltd.	65,200	486
[2]	Midac Holdings Co. Ltd.	41,310	482
	Shimojima Co. Ltd.	62,300	480
[2]	Airtrip Corp.	40,018	480
	Hokkaido Gas Co. Ltd.	30,800	478
	Fujiya Co. Ltd.	28,900	477
	Fixstars Corp.	72,200	475
	Asahi Co. Ltd.	55,000	473
	LEC Inc.	69,648	472
	Proto Corp.	57,600	471
	Shindengen Electric Manufacturing Co. Ltd.	24,600	465
	Yukiguni Maitake Co. Ltd.	78,200	464
	Moriroku Holdings Co. Ltd.	29,100	461
	Kintetsu Department Store Co. Ltd.	24,500	457
	S-Pool Inc.	197,860	457
	Sanoh Industrial Co. Ltd.	78,000	456
	Tomoku Co. Ltd.	29,100	452
	Ichiyoshi Securities Co. Ltd.	96,700	449
*	Optim Corp.	82,338	449
	Optorun Co. Ltd.	38,700	448
	WATAMI Co. Ltd.	59,400	446
	G-7 Holdings Inc.	58,200	444
	Sankyo Tateyama Inc.	83,600	441
*,2	Sourcenext Corp.	385,400	439
*	Pacific Metals Co. Ltd.	53,608	439
	Bank of Saga Ltd.	32,100	438
	Kyodo Printing Co. Ltd.	20,600	437
	Takaoka Toko Co. Ltd.	31,900	435
	Maezawa Kyuso Industries Co. Ltd.	47,000	431
	Dai Nippon Toryo Co. Ltd.	67,000	427
	Link & Motivation Inc.	158,300	424
	JP-Holdings Inc.	180,300	421
	NEC Capital Solutions Ltd.	20,400	421
		Shares	Market Value• ($000)
	Aichi Corp.	69,900	418
	Nichiban Co. Ltd.	34,300	417
	Daido Metal Co. Ltd.	119,200	416
	SRA Holdings	19,100	414
	Kyosan Electric Manufacturing Co. Ltd.	129,100	413
	Studio Alice Co. Ltd.	29,800	406
	Advan Group Co. Ltd.	60,400	404
	Marvelous Inc.	88,000	404
	Toa Corp. (XTKS)	58,900	404
	Okuwa Co. Ltd.	71,500	401
	Seika Corp.	27,900	400
	V Technology Co. Ltd.	32,100	397
	Feed One Co. Ltd.	77,820	397
	Raysum Co. Ltd.	18,200	392
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	387
	World Holdings Co. Ltd.	25,200	386
	Tv Tokyo Holdings Corp.	20,100	383
	JSP Corp.	30,700	382
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	381
*	Atrae Inc.	56,816	380
	Melco Holdings Inc.	16,600	379
	CMIC Holdings Co. Ltd.	33,300	378
	Koatsu Gas Kogyo Co. Ltd.	73,900	374
	Okura Industrial Co. Ltd.	20,700	374
	Nippon Rietec Co. Ltd.	43,100	372
	MedPeer Inc.	62,800	370
	Central Security Patrols Co. Ltd.	21,595	368
	Kenko Mayonnaise Co. Ltd.	35,300	366
	Osaka Steel Co. Ltd.	31,000	366
	Tokyo Energy & Systems Inc.	57,500	365
*	Nippon Coke & Engineering Co. Ltd.	494,700	364
	Maxvalu Tokai Co. Ltd.	18,200	360
	Tess Holdings Co. Ltd.	112,700	356
	Chiyoda Co. Ltd.	64,200	354
	Aeon Fantasy Co. Ltd.	19,800	354
[2]	Kitanotatsujin Corp.	263,000	354
[2]	Inui Global Logistics Co. Ltd.	43,808	354
	Marudai Food Co. Ltd.	31,918	353
	Nitto Kohki Co. Ltd.	28,100	352
	Nakayama Steel Works Ltd.	61,200	350
	Hodogaya Chemical Co. Ltd.	17,500	349
	Transaction Co. Ltd.	27,000	349
	Taki Chemical Co. Ltd.	16,200	343
	IR Japan Holdings Ltd.	37,900	341
	Hisaka Works Ltd.	54,100	339
	Fuji Pharma Co. Ltd.	43,800	338
	Taisei Lamick Co. Ltd.	17,100	337
	Ministop Co. Ltd.	33,100	334
*	Jamco Corp.	33,800	333
[2]	Yamashin-Filter Corp.	165,800	329
	Nihon Chouzai Co. Ltd.	34,900	328

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pole To Win Holdings Inc.	105,500	326
	GMO GlobalSign Holdings KK	18,778	317
	Nihon Tokushu Toryo Co. Ltd.	40,500	315
	LIFULL Co. Ltd.	215,900	315
*	Media Do Co. Ltd.	35,721	309
[2]	Raccoon Holdings Inc.	65,162	309
	Fukui Computer Holdings Inc.	17,900	307
	CTS Co. Ltd.	69,742	307
	Pronexus Inc.	39,035	304
	Rokko Butter Co. Ltd.	33,000	304
	ST Corp.	30,300	304
*	Akebono Brake Industry Co. Ltd.	375,983	303
	Arakawa Chemical Industries Ltd.	44,600	300
*	KNT-CT Holdings Co. Ltd.	35,800	300
	FAN Communications Inc.	111,900	299
	Aruhi Corp.	55,126	299
	Iseki & Co. Ltd.	40,887	297
	Ebase Co. Ltd.	68,800	296
	Hokkan Holdings Ltd.	28,200	295
	WDB Holdings Co. Ltd.	20,712	294
	Artnature Inc.	54,800	293
	Digital Holdings Inc.	40,945	282
	Corona Corp.	46,600	280
	Tsutsumi Jewelry Co. Ltd.	18,200	278
[2]	Kojima Co. Ltd.	63,300	277
	MTI Ltd.	70,000	276
	Medical Data Vision Co. Ltd.	61,800	275
	Furukawa Battery Co. Ltd.	46,455	274
*	Net Protections Holdings Inc.	153,100	272
	Tosho Co. Ltd.	41,800	271
[2]	Kamakura Shinsho Ltd.	69,600	268
	Sekisui Kasei Co. Ltd.	90,300	263
	Amuse Inc.	26,700	262
	Nippon Sharyo Ltd.	18,500	256
	Fuso Pharmaceutical Industries Ltd.	19,700	254
	DKS Co. Ltd.	22,000	254
[2]	Daiken Corp.	12,700	252
	Fibergate Inc.	33,349	251
[2]	Central Sports Co. Ltd.	15,675	250
	Inaba Seisakusho Co. Ltd.	24,400	244
	Yushin Precision Equipment Co. Ltd.	55,200	243
	Japan Best Rescue System Co. Ltd.	59,965	239
	Nihon Trim Co. Ltd.	11,900	232
*	TerraSky Co. Ltd.	22,910	232
	Oro Co. Ltd.	16,667	229
	Nisso Holdings Co. Ltd.	44,600	225
	I-PEX Inc.	22,900	223
	BrainPad Inc.	41,157	223
[2]	Hito Communications Holdings Inc.	26,766	218
	Gecoss Corp.	34,200	217
*	FDK Corp.	41,914	216
		Shares	Market Value• ($000)
*,2	Open Door Inc.	43,200	214
	Daisyo Corp.	25,700	211
	Chuo Spring Co. Ltd.	43,600	206
[2]	Ohara Inc.	24,388	204
*	Taiko Pharmaceutical Co. Ltd.	93,037	203
	Takamiya Co. Ltd.	62,800	201
	Akatsuki Inc.	14,200	197
	Taiho Kogyo Co. Ltd.	37,900	196
*	Gunosy Inc.	42,000	196
*	Kourakuen Holdings Corp.	26,400	195
	Direct Marketing MiX Inc.	69,900	189
	Tokyo Rakutenchi Co. Ltd.	6,900	188
*	CHIMNEY Co. Ltd.	20,000	188
	Tokyo Individualized Educational Institute Inc.	55,312	184
	Enigmo Inc.	83,000	181
	Kanamic Network Co. Ltd.	56,600	172
*	Gurunavi Inc.	93,300	166
*	RPA Holdings Inc.	86,600	164
	Japan Medical Dynamic Marketing Inc.	32,118	152
	Wowow Inc.	20,400	147
	Ubicom Holdings Inc.	18,700	143
[2]	Tokyo Base Co. Ltd.	62,300	121
	Robot Home Inc.	94,100	117
	Linical Co. Ltd.	28,300	108
*	COOKPAD Inc.	137,800	100
*,2	Right On Co. Ltd.	28,800	82
	Toho Zinc Co. Ltd.	3,878	41
	Macnica Holdings Inc.	13	1
	Seikitokyu Kogyo Co. Ltd.	100	1
			1,269,362
Kuwait (0.3%)
	National Industries Group Holding SAK	7,101,305	4,088
	Warba Bank KSCP	4,966,551	2,764
*	Kuwait Projects Co. Holding KSCP	7,805,333	2,678
	Boursa Kuwait Securities Co. KPSC	404,603	2,269
	Kuwait Telecommunications Co.	1,221,066	2,092
	Salhia Real Estate Co. KSCP	1,488,015	1,928
	Kuwait International Bank KSCP	2,900,101	1,379
	Jazeera Airways Co. KSCP	288,957	1,364
	Boubyan Petrochemicals Co. KSCP	621,357	1,230
*	National Real Estate Co. KPSC	4,381,384	943
	Integrated Holding Co. KCSC	652,260	931
*	Alimtiaz Investment Group KSC	3,634,723	613
			22,279
Malaysia (0.9%)
	Inari Amertron Bhd.	11,821,000	7,087
	TIME dotCom Bhd.	4,164,800	4,655
	YTL Power International Bhd.	9,391,700	4,162
		Shares	Market Value• ($000)
	Yinson Holdings Bhd.	7,815,640	4,019
	HAP Seng Consolidated Bhd.	3,269,500	3,370
	My EG Services Bhd.	19,693,500	3,225
	Bursa Malaysia Bhd.	2,042,754	2,911
	Frontken Corp. Bhd.	4,032,550	2,695
	KPJ Healthcare Bhd.	9,030,500	2,426
	Pentamaster Corp. Bhd.	2,243,350	2,356
	United Plantations Bhd.	652,500	2,313
	CTOS Digital Bhd.	6,646,400	2,024
	Scientex Bhd.	2,552,600	1,955
	VS Industry Bhd.	10,453,350	1,951
	UMW Holdings Bhd.	1,869,200	1,903
	Axis REIT	4,789,600	1,820
*	Chin Hin Group Bhd.	2,203,100	1,763
	Malaysian Pacific Industries Bhd.	317,500	1,716
	D&O Green Technologies Bhd.	2,467,000	1,698
*	Bumi Armada Bhd.	14,204,800	1,643
	BerMaz Auto Bhd.	3,120,240	1,637
	Hibiscus Petroleum Bhd.	2,516,680	1,413
*	Greatech Technology Bhd.	1,450,400	1,409
	Kossan Rubber Industries Bhd.	4,840,600	1,372
	Malaysia Building Society Bhd.	8,234,300	1,255
	SP Setia Bhd. Group	6,811,200	1,202
	UEM Sunrise Bhd.	6,660,200	1,113
	Padini Holdings Bhd.	1,330,200	1,103
*	UWC Bhd.	1,315,500	1,009
*	Dagang NeXchange Bhd.	10,514,200	962
	DRB-Hicom Bhd.	3,156,427	922
	Supermax Corp. Bhd.	5,263,400	873
	Sports Toto Bhd.	2,817,340	857
*	Velesto Energy Bhd.	15,808,880	847
	Malaysian Resources Corp. Bhd.	9,058,738	819
	Cahya Mata Sarawak Bhd.	3,377,900	787
*	Berjaya Corp. Bhd.	12,732,763	775
*	PMB Technology Bhd.	1,121,846	719
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	681
[1]	Lotte Chemical Titan Holding Bhd.	1,843,705	437
	WCT Holdings Bhd.	2,548,151	276
			76,160
Mexico (0.3%)
	TF Administradora Industrial S de RL de CV	2,709,913	4,398
[1]	FIBRA Macquarie Mexico	2,567,902	3,980
	Gentera SAB de CV	3,432,025	3,640
	La Comer SAB de CV	1,553,007	3,097
	Bolsa Mexicana de Valores SAB de CV	1,524,966	2,378
	Genomma Lab Internacional SAB de CV Class B	2,990,380	2,242
*,1	Grupo Traxion SAB de CV	1,478,149	2,184
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,084,398	1,759

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Nemak SAB de CV	8,214,187	1,453
	Grupo Rotoplas SAB de CV	632,563	850
			25,981
Netherlands (0.9%)
	Arcadis NV	263,684	11,145
*,1	Just Eat Takeaway.com NV	687,391	8,376
	SBM Offshore NV	558,731	6,959
*	Fugro NV	391,385	6,464
*,2	Galapagos NV	171,728	5,714
	TKH Group NV	144,596	5,289
*,1,2	Basic-Fit NV	180,727	4,623
	APERAM SA	152,524	4,226
	Eurocommercial Properties NV	175,027	3,758
	Corbion NV	207,329	3,591
	Van Lanschot Kempen NV	112,756	3,030
	AMG Critical Materials NV	110,079	2,871
[2]	PostNL NV	1,453,732	2,709
	Sligro Food Group NV	138,541	2,364
*,1,2	Alfen NV	74,234	2,340
	Koninklijke BAM Groep NV	915,183	1,891
	Flow Traders Ltd.	101,078	1,847
	Wereldhave NV	115,755	1,746
	Brunel International NV	86,518	1,206
	Vastned Retail NV	60,005	1,202
	NSI NV	65,075	1,175
*	TomTom NV	195,304	1,170
[1]	B&S Group SARL	77,048	279
*,2	Ebusco Holding NV	42,057	258
	Majorel Group Luxembourg SA	4,079	129
			84,362
New Zealand (0.4%)
	Chorus Ltd.	1,566,031	6,550
	Goodman Property Trust	3,988,228	4,671
	Summerset Group Holdings Ltd.	789,293	4,482
	Precinct Properties Group	4,415,459	2,858
	Genesis Energy Ltd.	2,016,780	2,715
	Freightways Group Ltd.	580,414	2,521
	Vital Healthcare Property Trust	1,820,814	2,122
	Vector Ltd.	923,349	1,970
	Heartland Group Holdings Ltd.	1,859,763	1,659
	Stride Property Group	2,066,989	1,641
	Argosy Property Ltd.	2,570,797	1,589
	Oceania Healthcare Ltd.	2,699,865	1,071
	SKY Network Television Ltd.	488,172	820
	Scales Corp. Ltd.	419,772	697
*	Synlait Milk Ltd.	446,695	347
			35,713
Norway (1.5%)
	Storebrand ASA	1,594,587	13,316
	Subsea 7 SA	849,698	11,161
	Bakkafrost P/F	180,335	8,140
	SpareBank 1 SR-Bank ASA	645,643	7,012
	TGS ASA	425,497	5,819
		Shares	Market Value• ($000)
	Hafnia Ltd.	858,884	5,644
	SpareBank 1 SMN	426,885	5,180
*	Nordic Semiconductor ASA	626,387	5,090
*	Borr Drilling Ltd. ADR	771,859	4,812
*	Kahoot! ASA	1,506,167	4,718
	Borregaard ASA	346,477	4,702
[1]	BW LPG Ltd.	311,749	4,413
	Leroy Seafood Group ASA	1,002,013	3,969
	Aker Solutions ASA	911,092	3,638
	Wallenius Wilhelmsen ASA	406,019	3,412
*	NEL ASA	5,135,315	3,377
	FLEX LNG Ltd.	109,861	3,368
	Protector Forsikring ASA	208,031	3,258
	Veidekke ASA	376,986	3,253
*	Atea ASA	299,269	3,114
[1]	Europris ASA	534,798	3,031
	Stolt-Nielsen Ltd.	83,608	2,754
	Austevoll Seafood ASA	345,106	2,359
	DNO ASA	2,081,224	2,122
[1]	Scatec ASA	400,148	2,022
	Hoegh Autoliners ASA	235,723	1,906
	MPC Container Ships ASA	1,279,590	1,809
*,1	Crayon Group Holding ASA	283,576	1,639
[1]	Elkem ASA	1,054,610	1,632
[1]	Entra ASA	203,154	1,588
	Wilh Wilhelmsen Holding ASA Class A	50,827	1,429
	Grieg Seafood ASA	204,778	1,360
	Bonheur ASA	73,932	1,279
	Sparebank 1 Oestlandet	109,075	1,212
*	Aker Carbon Capture ASA	1,264,269	1,202
*	Hexagon Composites ASA	415,500	979
	BW Offshore Ltd.	372,352	778
*	BW Energy Ltd.	242,398	607
*,2	Aker Horizons ASA	772,830	237
*	Hexagon Purus ASA	127,857	118
			137,459
Pakistan (0.1%)
	Lucky Cement Ltd.	819,896	1,847
	Hub Power Co. Ltd.	4,765,529	1,715
	Engro Corp. Ltd.	1,203,707	1,201
	Fauji Fertilizer Co. Ltd.	2,746,215	1,008
	Habib Bank Ltd.	2,242,766	746
	Pakistan Oilfields Ltd.	508,586	734
	Pakistan State Oil Co. Ltd.	1,297,746	651
	Engro Fertilizers Ltd.	2,089,103	646
	Millat Tractors Ltd.	371,473	597
	United Bank Ltd.	906,860	540
*	TRG Pakistan	1,958,910	485
	Systems Ltd.	305,021	449
	Pakistan Petroleum Ltd.	1,018,416	293
*	National Bank of Pakistan	153,000	13
			10,925
Philippines (0.2%)
	Security Bank Corp.	1,790,199	2,430
	Century Pacific Food Inc.	3,978,000	1,964
		Shares	Market Value• ($000)
	Robinson's Land Corp.	7,295,297	1,794
	AREIT Inc.	2,887,700	1,668
	Wilcon Depot Inc.	4,646,300	1,621
	Manila Water Co. Inc.	4,341,285	1,294
	D&L Industries Inc.	7,925,400	893
	Robinsons Retail Holdings Inc.	1,095,480	792
	First Gen Corp.	1,848,087	589
*	Cebu Air Inc.	519,080	302
	Vista Land & Lifescapes Inc.	812,322	23
	Filinvest Land Inc.	1,699,101	18
			13,388
Poland (0.7%)
	KRUK SA	61,749	6,831
[2]	CD Projekt SA	230,617	5,758
*	mBank SA	45,399	5,612
*	PGE Polska Grupa Energetyczna SA	3,153,109	5,476
*	Alior Bank SA	322,283	5,074
	Grupa Kety SA	29,075	4,905
	Orange Polska SA	2,413,748	4,477
*	Bank Millennium SA	2,361,721	4,109
	Asseco Poland SA	189,572	3,471
*	Tauron Polska Energia SA	3,702,507	3,256
	Bank Handlowy w Warszawie SA	121,020	2,480
*,2	Jastrzebska Spolka Weglowa SA	204,424	2,428
*	Cyfrowy Polsat SA	566,972	1,768
*	AmRest Holdings SE	271,374	1,721
*	Enea SA	967,413	1,677
*,2	CCC SA	163,276	1,545
*	Grupa Azoty SA	184,529	966
	Warsaw Stock Exchange	75,126	698
			62,252
Portugal (0.3%)
*	Banco Comercial Portugues SA Class R	26,688,497	8,191
	Navigator Co. SA	973,531	3,876
	REN - Redes Energeticas Nacionais SGPS SA	1,479,343	3,851
	Sonae SGPS SA	3,127,241	3,077
	NOS SGPS SA	755,680	2,763
	CTT-Correios de Portugal SA	489,422	1,867
*,2	Greenvolt-Energias Renovaveis SA	241,704	1,615
[2]	Altri SGPS SA	267,201	1,292
	Corticeira Amorim SGPS SA	124,358	1,208
	Semapa-Sociedade de Investimento e Gestao	49,025	693
			28,433
Qatar (0.1%)
	Doha Bank QPSC	6,592,918	2,745
	Gulf International Services QSC	3,379,572	2,549
	United Development Co. QSC	7,238,010	1,938
	Al Meera Consumer Goods Co. QSC	379,062	1,341
			8,573
Romania (0.0%)
*	Teraplast SA	3,866,662	406

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Russia (0.0%)
*,1,3	Detsky Mir PJSC	2,390,633	—
[3]	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
[3]	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Samolet Group	30,568	—
[3]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[3]	Bank St. Petersburg PJSC	642,145	—
[3]	IDGC of Centre and Volga Region PJSC	236,900,000	—
[3]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.7%)
	Aldrees Petroleum and Transport Services Co.	140,671	4,415
	Riyadh Cables Group Co.	220,743	4,314
	Al Hammadi Holding	282,529	4,069
	Leejam Sports Co. JSC	95,142	3,897
	Astra Industrial Group	131,699	3,197
	Arabian Contracting Services Co.	55,811	3,001
*	Middle East Healthcare Co.	152,549	2,807
	National Medical Care Co.	84,493	2,762
	Al-Dawaa Medical Services Co.	106,960	2,702
*	Saudi Ground Services Co.	344,794	2,680
	United International Transportation Co.	141,208	2,533
	Al Masane Al Kobra Mining Co.	168,856	2,373
*	National Agriculture Development Co.	175,614	2,144
	National Gas & Industrialization Co.	135,968	2,102
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	228,144	1,808
*	Saudi Real Estate Co.	550,452	1,756
	Arriyadh Development Co.	323,773	1,728
	Saudi Chemical Co. Holding	1,604,193	1,711
	Eastern Province Cement Co.	163,137	1,607
	Arabian Cement Co.	191,721	1,593
	City Cement Co.	254,398	1,181
*	Saudi Public Transport Co.	241,736	1,046
*	Dur Hospitality Co.	162,788	1,030
	Najran Cement Co.	357,901	1,017
	Northern Region Cement Co.	371,829	1,016
	Saudi Ceramic Co.	147,491	937
	Bawan Co.	106,912	919
*	Fawaz Abdulaziz Al Hokair & Co.	171,223	886
	Herfy Food Services Co.	85,395	681
*	Zamil Industrial Investment Co.	117,943	630
		Shares	Market Value• ($000)
*	Sinad Holding Co	224,947	611
*	Methanol Chemicals Co.	123,062	608
*	Tabuk Cement Co.	146,229	567
*	Al Jouf Cement Co.	176,654	545
	Hail Cement Co.	165,567	503
			65,376
Singapore (0.6%)
	Frasers Centrepoint Trust	3,845,308	5,817
	ESR-LOGOS REIT	21,655,884	4,344
	Keppel Infrastructure Trust	13,058,668	4,192
	Parkway Life REIT	1,354,581	3,323
	iFAST Corp. Ltd.	630,600	3,044
	Raffles Medical Group Ltd.	3,349,484	2,914
	PARAGON REIT	4,393,200	2,550
	Lendlease Global Commercial REIT	6,517,919	2,428
	AEM Holdings Ltd.	953,400	2,410
	Capitaland India Trust	3,137,910	2,200
	CapitaLand China Trust	3,785,899	2,184
	CDL Hospitality Trusts	3,002,242	2,123
	Sheng Siong Group Ltd.	1,638,700	1,855
	First Resources Ltd.	1,664,829	1,838
	AIMS APAC REIT	2,028,358	1,778
	Far East Hospitality Trust	4,115,400	1,777
	Starhill Global REIT	5,394,608	1,755
	UMS Holdings Ltd.	1,697,700	1,552
	Cromwell European REIT	1,229,240	1,495
	OUE Commercial REIT	7,810,309	1,341
	Digital Core REIT Management Pte. Ltd.	2,506,600	1,267
	Hour Glass Ltd.	761,200	917
	Riverstone Holdings Ltd.	1,877,000	810
	First REIT	3,903,172	670
	Nanofilm Technologies International Ltd.	866,000	590
	Keppel Pacific Oak US REIT	3,170,000	583
	Silverlake Axis Ltd.	2,343,207	462
	Bumitama Agri Ltd.	938,600	391
	Manulife US REIT	6,221,088	311
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	274
*	Yoma Strategic Holdings Ltd.	4,687,430	260
	Prime US REIT	2,331,469	217
*,2,3	Ezra Holdings Ltd.	4,500,399	36
*,3	Eagle Hospitality Trust	2,004,300	—
			57,708
South Africa (0.9%)
	Truworths International Ltd.	1,320,757	5,356
	Momentum Metropolitan Holdings	4,129,606	4,650
	Thungela Resources Ltd.	489,084	4,367
	Redefine Properties Ltd.	22,821,975	4,292
	SPAR Group Ltd.	697,293	4,210
	AVI Ltd.	1,125,835	4,210
		Shares	Market Value• ($000)
	Sappi Ltd.	1,787,830	3,763
*	Fortress Real Estate Investments Ltd. Class B	11,765,795	3,730
	Netcare Ltd.	4,872,252	3,377
	Vukile Property Fund Ltd.	3,776,109	2,520
	Barloworld Ltd.	565,668	2,384
	Resilient REIT Ltd.	1,121,138	2,236
[2]	Motus Holdings Ltd.	443,226	2,202
	Hyprop Investments Ltd.	1,440,462	2,196
	AECI Ltd.	367,762	2,180
	Omnia Holdings Ltd.	664,859	2,065
	Ninety One Ltd.	908,964	1,777
	Reunert Ltd.	557,702	1,758
	Pick n Pay Stores Ltd.	1,302,128	1,746
[2]	Equites Property Fund Ltd.	2,497,372	1,536
	Super Group Ltd.	890,737	1,520
	Sun International Ltd.	720,101	1,449
[1]	Dis-chem Pharmacies Ltd.	1,083,340	1,419
*	Fortress Real Estate Investments Ltd.	2,010,044	1,413
	DRDGOLD Ltd.	1,578,551	1,385
	MAS plc	1,698,489	1,384
	Coronation Fund Managers Ltd.	828,739	1,344
	DataTec Ltd.	703,518	1,332
*	Telkom SA SOC Ltd.	1,130,256	1,324
[2]	Astral Foods Ltd.	144,318	1,132
	Tsogo Sun Ltd.	1,703,310	1,104
*	KAP Ltd.	8,874,357	1,063
	Attacq Ltd.	2,449,091	1,061
	Curro Holdings Ltd.	1,881,911	1,026
	JSE Ltd.	192,589	916
	Burstone Group Ltd.	2,118,501	842
	Transaction Capital Ltd.	1,985,589	516
			80,785
South Korea (4.3%)
[2]	JYP Entertainment Corp.	97,707	7,437
[2]	Posco DX Co. Ltd.	191,107	6,972
*,2	Kum Yang Co. Ltd.	104,439	6,826
	Hanmi Semiconductor Co. Ltd.	155,772	6,104
[2]	DB HiTek Co. Ltd.	131,918	4,762
*,2	Hyundai Rotem Co. Ltd.	257,362	4,450
	Youngone Corp.	110,377	4,437
	HD Hyundai Electric Co Ltd.	79,191	4,407
*,2	Hyundai Bioscience Co. Ltd.	126,674	3,510
[2]	Hansol Chemical Co. Ltd.	30,864	3,444
	JB Financial Group Co. Ltd.	459,729	3,439
	LEENO Industrial Inc.	32,142	3,289
[2]	Eo Technics Co. Ltd.	30,357	3,148
[2]	Hyosung Advanced Materials Corp.	11,860	3,145
[2]	Hyosung TNC Corp.	11,580	3,069
	KIWOOM Securities Co. Ltd.	50,569	3,023
[2]	SM Entertainment Co. Ltd.	40,235	3,017
*	Hyosung Heavy Industries Corp.	23,235	2,947
*,2	Rainbow Robotics	28,024	2,940

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Soulbrain Co. Ltd.	16,028	2,768
*	Hanall Biopharma Co. Ltd.	126,081	2,735
[2]	WONIK IPS Co. Ltd.	121,343	2,713
[2]	HPSP Co. Ltd.	116,605	2,705
	LS Electric Co. Ltd.	56,811	2,703
[2]	Medytox Inc.	17,600	2,693
	IsuPetasys Co. Ltd.	166,068	2,684
	Sam-A Aluminum Co. Ltd.	28,832	2,682
[2]	Hyundai Elevator Co. Ltd.	81,771	2,618
[2]	People & Technology Inc.	71,192	2,610
*,2	Cosmax Inc.	25,786	2,593
*	SOLUM Co. Ltd.	119,329	2,564
[2]	Advanced Nano Products Co. Ltd.	28,802	2,563
*	W Scope Chungju Plant Co. Ltd.	80,984	2,473
[2]	Dongjin Semichem Co. Ltd.	110,655	2,470
[2]	CS Wind Corp.	72,107	2,447
	TCC Steel	62,739	2,435
	Hyundai Autoever Corp.	24,823	2,397
*	Lunit Inc.	24,688	2,397
[2]	Hana Micron Inc.	130,994	2,381
*,2	Sam Chun Dang Pharm Co. Ltd.	50,038	2,280
	LIG Nex1 Co. Ltd.	34,529	2,233
[2]	Kolon Industries Inc.	68,341	2,208
[2]	Jusung Engineering Co. Ltd.	120,424	2,202
	LX Semicon Co. Ltd.	40,393	2,158
*,2	Cosmochemical Co. Ltd.	90,768	2,119
	Daishin Securities Co. Ltd.	204,104	2,118
[2]	Classys Inc.	86,126	2,104
*,2	Hugel Inc.	19,499	2,057
	Kolmar Korea Co. Ltd.	50,493	2,008
	Hanwha Systems Co. Ltd.	211,649	1,996
	Dentium Co. Ltd.	24,395	1,980
*,2	HLB Life Science Co. Ltd.	297,260	1,968
	Korean Reinsurance Co.	297,583	1,957
[2]	Daejoo Electronic Materials Co. Ltd.	37,667	1,934
*,2	LegoChem Biosciences Inc.	69,968	1,921
	Daeduck Electronics Co. Ltd.	128,983	1,921
[2]	ISC Co. Ltd.	36,149	1,866
*,2	Bioneer Corp.	77,098	1,817
[2]	Poongsan Corp.	67,837	1,810
[2]	ST Pharm Co. Ltd.	35,164	1,775
[2]	HDC Hyundai Development Co-Engineering & Construction Class E	204,638	1,767
*,2	Chabiotech Co. Ltd.	146,356	1,748
[2]	Park Systems Corp.	16,737	1,741
[2]	Koh Young Technology Inc.	209,457	1,717
[2]	PharmaResearch Co. Ltd.	19,811	1,711
*,2	Kumho Tire Co. Inc.	543,922	1,695
		Shares	Market Value• ($000)
[2]	KEPCO Engineering & Construction Co. Inc.	43,547	1,691
	YG Entertainment Inc.	41,012	1,674
[2]	S&S Tech Corp.	59,193	1,666
[2]	Ecopro HN Co. Ltd.	38,673	1,657
[2]	SIMMTECH Co. Ltd.	67,439	1,654
	SK REITs Co. Ltd.	590,876	1,647
[2]	HK inno N Corp.	49,641	1,593
	LX International Corp.	85,850	1,586
	Innocean Worldwide Inc.	48,948	1,584
*,2	Oscotec Inc.	111,390	1,577
[2]	Chong Kun Dang Pharmaceutical Corp.	22,417	1,575
*,2	GemVax & Kael Co. Ltd.	149,278	1,574
*	Peptron Inc.	70,445	1,548
[2]	Samyang Foods Co. Ltd.	11,370	1,545
	Hyundai Construction Equipment Co. Ltd.	45,482	1,501
*,2	Mezzion Pharma Co. Ltd.	54,352	1,493
*,3	Eoflow Co. Ltd.	91,924	1,480
[2]	Foosung Co. Ltd.	196,995	1,462
*,2	Hana Tour Service Inc.	44,786	1,460
[2]	Intellian Technologies Inc.	27,655	1,451
	Hyosung Corp.	33,066	1,446
[2]	TKG Huchems Co. Ltd.	88,497	1,435
*,2	Doosan Fuel Cell Co. Ltd.	116,683	1,424
	HAESUNG DS Co. Ltd.	43,031	1,416
	Eugene Technology Co. Ltd.	49,569	1,406
[2]	AfreecaTV Co. Ltd.	27,790	1,384
	Jeisys Medical Inc.	169,664	1,324
[2]	SL Corp.	59,546	1,316
	Daewoong Pharmaceutical Co. Ltd.	17,595	1,305
	Korea Electric Terminal Co. Ltd.	27,199	1,272
*,2	Duk San Neolux Co. Ltd.	43,529	1,249
	Doosan Co. Ltd.	22,571	1,245
	Youngone Holdings Co. Ltd.	20,975	1,217
*,2	Creative & Innovative System	181,523	1,213
[2]	Chunbo Co. Ltd.	16,419	1,209
[2]	Doosan Tesna Inc.	36,200	1,208
[2]	BH Co. Ltd.	86,203	1,201
	Douzone Bizon Co. Ltd.	59,075	1,198
	JR Global REIT	407,952	1,190
*,2	Myoung Shin Industrial Co. Ltd.	101,273	1,184
	Korea Petrochemical Ind Co. Ltd.	10,018	1,183
[2]	SFA Engineering Corp.	56,960	1,178
	Shinhan Alpha REIT Co. Ltd.	258,953	1,176
*,2	STCUBE	157,652	1,168
*,2	Sungeel Hitech Co. Ltd.	16,493	1,162
	i-SENS Inc.	67,791	1,156
	SK Discovery Co. Ltd.	42,004	1,152
[2]	Com2uSCorp	36,931	1,152
		Shares	Market Value• ($000)
[2]	Partron Co. Ltd.	178,801	1,151
[2]	MegaStudyEdu Co. Ltd.	24,884	1,144
*,2	Lake Materials Co. Ltd.	134,262	1,129
	Dong-A ST Co. Ltd.	26,447	1,090
[2]	Daesang Corp.	73,504	1,084
*	Sambu Engineering & Construction Co. Ltd.	565,614	1,083
*,2	Enchem Co. Ltd.	28,053	1,082
*	SK oceanplant Co. Ltd.	90,587	1,079
	Daou Technology Inc.	88,954	1,077
	ESR Kendall Square REIT Co. Ltd.	454,039	1,077
	Han Kuk Carbon Co. Ltd.	126,510	1,070
*,2	IS Dongseo Co. Ltd.	55,958	1,045
[2]	Caregen Co. Ltd.	52,284	1,042
[2]	Youlchon Chemical Co. Ltd.	49,563	1,033
*,2	NKMax Co. Ltd.	116,441	1,033
[2]	Seoul Semiconductor Co. Ltd.	137,019	1,025
*,2	Taihan Electric Wire Co. Ltd.	123,983	1,023
[2]	Ahnlab Inc.	21,444	1,020
[2]	Yunsung F&C Co. Ltd.	11,722	1,016
[2]	Sebang Global Battery Co. Ltd.	27,616	1,012
*	Asiana Airlines Inc.	121,767	1,007
	JW Pharmaceutical Corp.	51,620	1,004
	Sungwoo Hitech Co. Ltd.	171,307	1,004
[2]	Innox Advanced Materials Co. Ltd.	50,248	997
	Samyang Holdings Corp.	19,731	994
*	Jeju Air Co. Ltd.	125,398	983
[2]	Taekwang Industrial Co. Ltd.	2,276	975
*	Pharmicell Co. Ltd.	211,277	970
[2]	Tokai Carbon Korea Co. Ltd.	15,657	964
[2]	Huons Co. Ltd.	32,030	962
*,2	SFA Semicon Co. Ltd.	272,456	958
[2]	Hansae Co. Ltd.	56,311	957
	LOTTE REIT Co. Ltd.	447,337	954
*,2	Shin Poong Pharmaceutical Co. Ltd.	110,287	953
	SK Gas Ltd.	8,613	945
[2]	NICE Information Service Co. Ltd.	144,592	944
*,2	ABLBio Inc.	79,876	944
	KCC Glass Corp.	31,390	943
	Green Cross Holdings Corp.	93,682	941
[2]	DoubleUGames Co. Ltd.	30,675	941
[2]	Hanssem Co. Ltd.	25,852	939
*,2	Lotte Tour Development Co. Ltd.	116,739	935
	Mcnex Co. Ltd.	45,135	930
	LX Holdings Corp.	179,557	898
*	CJ CGV Co. Ltd.	235,515	896
[2]	PI Advanced Materials Co. Ltd.	48,541	883
*,2	Naturecell Co. Ltd.	168,797	880
*,2	Dawonsys Co. Ltd.	83,830	876

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Neowiz	42,069	862
*,2	KMW Co. Ltd.	115,131	856
*	Dongkuk Steel Mill Co. Ltd.	108,288	848
*,2	Studio Dragon Corp.	23,277	845
[2]	Hankook & Co. Co. Ltd.	92,671	843
	Harim Holdings Co. Ltd.	169,108	830
	Hanjin Transportation Co. Ltd.	58,263	817
*	Hanwha General Insurance Co. Ltd.	265,710	817
*,2	Nexon Games Co. Ltd.	73,024	815
	Orion Holdings Corp.	68,741	808
[2]	Daewoong Co. Ltd.	72,559	802
[2]	L&C Bio Co. Ltd.	38,158	802
*	DIO Corp.	45,942	797
*,2	Genexine Inc.	136,227	796
	Seah Besteel Holdings Corp.	48,973	791
	Hyundai Home Shopping Network Corp.	25,731	791
[2]	NEXTIN Inc.	19,459	774
	Advanced Process Systems Corp.	63,788	772
*,2	Ananti Inc.	154,821	765
	Lotte Rental Co. Ltd.	39,938	762
	Songwon Industrial Co. Ltd.	59,532	757
*	Shinsung E&G Co. Ltd.	556,229	757
	Binggrae Co. Ltd.	18,626	756
*	Enplus Co. Ltd.	251,220	756
	SNT Motiv Co. Ltd.	24,925	747
*,2	NEPES Corp.	62,567	739
*,2	Amicogen Inc.	77,688	730
*	Il Dong Pharmaceutical Co. Ltd.	60,878	727
[2]	TES Co. Ltd.	49,761	726
[2]	KH Vatec Co. Ltd.	67,729	724
	Eugene Investment & Securities Co. Ltd.	242,073	724
[2]	Lotte Wellfood Co. Ltd.	8,523	720
	Unid Co. Ltd.	12,652	716
[2]	INTOPS Co. Ltd.	39,967	710
*,2	Insun ENT Co. Ltd.	133,651	710
	Solid Inc.	163,090	710
	Dong-A Socio Holdings Co. Ltd.	9,560	706
	GC Cell Corp.	32,805	704
[2]	RFHIC Corp.	67,588	695
	Korea Asset In Trust Co. Ltd.	288,833	691
*,2	Eubiologics Co. Ltd.	97,188	690
[2]	Handsome Co. Ltd.	49,758	688
[2]	DongKook Pharmaceutical Co. Ltd.	57,174	684
	Samwha Capacitor Co. Ltd.	28,104	679
*	Seojin System Co. Ltd.	54,084	672
*	Hanwha Investment & Securities Co. Ltd.	383,737	655
*,2	Humasis Co. Ltd.	437,516	652
[2]	NICE Holdings Co. Ltd.	72,461	644
	Young Poong Corp.	1,847	644
		Shares	Market Value• ($000)
	LX Hausys Ltd.	22,513	639
	GOLFZON Co. Ltd.	9,827	635
*,2	Wysiwyg Studios Co. Ltd.	363,100	634
	TK Corp.	55,768	629
	Nexen Tire Corp.	113,929	629
	HDC Holdings Co. Ltd.	136,690	628
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	37,421	627
*,2	Grand Korea Leisure Co. Ltd.	53,891	624
*	Cafe24 Corp.	67,150	619
*	HLB Therapeutics Co. Ltd.	225,976	619
[2]	Korea United Pharm Inc.	35,648	617
	KISWIRE Ltd.	43,830	614
	Hyundai GF Holdings	235,754	609
*	Hancom Inc.	69,354	602
[2]	InBody Co. Ltd.	37,423	599
	Sung Kwang Bend Co. Ltd.	58,703	588
*	Hyosung Chemical Corp.	9,076	587
*	CMG Pharmaceutical Co. Ltd.	383,090	585
*	GeneOne Life Science Inc.	277,462	583
[2]	Zinus Inc.	41,120	580
	Samchully Co. Ltd.	8,433	578
	Vieworks Co. Ltd.	26,371	577
	Namyang Dairy Products Co. Ltd.	1,683	575
	SK Securities Co. Ltd.	1,337,369	572
	Webzen Inc.	55,962	570
	LF Corp.	55,138	570
*	Bukwang Pharmaceutical Co. Ltd.	134,499	567
[2]	Seobu T&D	103,842	567
[2]	Boryung	84,761	566
*,2	Modetour Network Inc.	47,716	565
*,2	Danal Co. Ltd.	218,352	564
	iMarketKorea Inc.	95,700	555
*,2	iNtRON Biotechnology Inc.	118,350	548
[2]	Hanil Cement Co. Ltd.	59,370	537
*	NHN Corp.	33,637	534
*	Daea TI Co. Ltd.	234,869	532
[2]	NHN KCP Corp.	88,325	527
	Dongwon Industries Co. Ltd.	23,273	516
[2]	ENF Technology Co. Ltd.	36,512	510
*,2	Binex Co. Ltd.	91,844	504
	Humedix Co. Ltd.	19,600	496
*	UniTest Inc.	60,678	494
*,2	Komipharm International Co. Ltd.	128,568	493
*	Yungjin Pharmaceutical Co. Ltd.	316,309	492
	Tongyang Inc.	667,833	492
	Samyang Corp.	15,975	492
[2]	Shinsegae International Inc.	42,245	488
*,2	BNC Korea Co. Ltd.	206,008	478
		Shares	Market Value• ($000)
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	473
[2]	Hankook Shell Oil Co. Ltd.	2,786	473
*	Namsun Aluminum Co. Ltd.	331,369	472
	E1 Corp.	10,695	466
	HL Holdings Corp.	19,666	465
[2]	Nature Holdings Co. Ltd.	28,943	465
	Yuanta Securities Korea Co. Ltd.	263,543	463
*	Hyundai Green Food	54,847	460
	Hansol Technics Co. Ltd.	102,248	456
	Aekyung Industrial Co. Ltd.	27,149	456
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	455
*	Korea Line Corp.	362,503	450
	Ilyang Pharmaceutical Co. Ltd.	44,081	446
	Daol Investment & Securities Co. Ltd.	154,806	439
[2]	Soulbrain Holdings Co. Ltd.	18,004	436
	KC Tech Co. Ltd.	30,441	430
[2]	KUMHOE&C Co. Ltd.	113,346	425
*	AbClon Inc.	50,930	422
*	CrystalGenomics Invites Co. Ltd.	207,711	420
	Hansol Holdings Co. Ltd.	206,585	406
*,2	Sangsangin Co. Ltd.	129,559	406
*	HJ Shipbuilding & Construction Co. Ltd.	158,849	395
*,3	Cellivery Therapeutics Inc.	78,877	390
*,2	Helixmith Co. Ltd.	128,167	387
*,2	Samsung Pharmaceutical Co. Ltd.	202,583	386
*	Aprogen Biologics	1,551,376	375
*	Homecast Co. Ltd.	106,580	375
*	HLB Global Co. Ltd.	142,176	368
	Hansol Paper Co. Ltd.	49,400	366
*	Com2uS Holdings Corp.	20,496	363
	Dongwon F&B Co. Ltd.	16,470	355
	Able C&C Co. Ltd.	57,510	353
	KC Co. Ltd.	31,238	352
	OptoElectronics Solutions Co. Ltd.	40,923	349
	Namhae Chemical Corp.	64,980	342
	Eusu Holdings Co. Ltd.	75,588	336
*	Dongkuk CM Co. Ltd.	65,265	334
	Hyundai Corp.	25,414	333
	SPC Samlip Co. Ltd.	6,908	332
*,2	ITM Semiconductor Co. Ltd.	22,410	332
	Gradiant Corp.	41,274	330
	TY Holdings Co. Ltd.	84,110	327
*	OliX Pharmaceuticals Inc.	33,958	326
	HS Industries Co. Ltd.	121,990	318
	Chongkundang Holdings Corp.	8,288	316

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Toptec Co. Ltd.	58,529	313
*	Tongyang Life Insurance Co. Ltd.	92,674	301
*,2	MedPacto Inc.	55,851	295
	KISCO Corp.	64,243	292
*	Inscobee Inc.	330,780	288
[2]	Maeil Dairies Co. Ltd.	8,362	280
	Huons Global Co. Ltd.	18,780	280
[2]	Woongjin Thinkbig Co. Ltd.	152,463	275
	Kolon Corp.	23,081	272
[2]	Cuckoo Homesys Co. Ltd.	17,976	271
*	Medipost Co. Ltd.	51,638	267
*	Ace Technologies Corp.	203,891	265
*	Giantstep Inc.	39,469	264
	Jeil Pharmaceutical Co. Ltd.	23,196	258
	ICD Co. Ltd.	49,746	257
	Cuckoo Holdings Co. Ltd.	20,198	254
	Daeduck Co. Ltd.	56,872	253
	Sindoh Co. Ltd.	10,491	248
	Daehan Flour Mill Co. Ltd.	2,609	236
*,2	Wonik Holdings Co. Ltd.	104,194	230
[2]	Dongkuk Holdings Co. Ltd.	34,764	222
	LG HelloVision Co. Ltd.	89,011	219
	BGF Co. Ltd.	88,189	217
	CJ Freshway Corp.	13,655	212
	Hyundai Bioland Co. Ltd.	29,899	207
*	Interflex Co. Ltd.	28,626	204
*	Enzychem Lifesciences Corp.	210,541	192
	LOTTE Himart Co. Ltd.	26,231	185
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	181
*,2	Telcon RF Pharmaceutical Inc.	288,208	147
	DB Financial Investment Co. Ltd.	47,980	136
	Hanil Holdings Co. Ltd.	10,159	83
*	Hanwha Galleria Corp.	99,373	74
*	Eutilex Co. Ltd.	24,417	43
	Kolmar Korea Holdings Co. Ltd.	4,527	23
			388,767
Spain (1.2%)
	Viscofan SA	140,720	8,134
	Fluidra SA	457,776	8,071
	Acerinox SA	701,689	6,836
	Indra Sistemas SA	434,350	6,099
	Inmobiliaria Colonial Socimi SA	1,022,267	5,735
	Cia de Distribucion Integral Logista Holdings SA	229,610	5,638
	Applus Services SA	485,653	5,117
	Vidrala SA (XMAD)	66,148	4,916
	Ebro Foods SA	284,001	4,835
	CIE Automotive SA	177,026	4,514
[1]	Unicaja Banco SA	4,276,598	4,456
		Shares	Market Value• ($000)
	Laboratorios Farmaceuticos Rovi SA	75,689	4,048
	Sacyr SA	1,394,427	4,027
*	Solaria Energia y Medio Ambiente SA	239,776	3,597
	Faes Farma SA	1,086,267	3,412
	Almirall SA	262,342	2,388
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,687,611	2,317
[1]	Gestamp Automocion SA	574,942	2,116
[2]	Fomento de Construcciones y Contratas SA	163,180	2,070
*	Melia Hotels International SA	370,593	2,062
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,051
*,2	Tecnicas Reunidas SA	187,016	1,649
	Pharma Mar SA	43,789	1,493
[2]	Ence Energia y Celulosa SA	482,881	1,445
	Lar Espana Real Estate Socimi SA	231,016	1,341
	Prosegur Cia de Seguridad SA	883,471	1,321
[1]	Global Dominion Access SA	404,732	1,317
[1]	Neinor Homes SA	125,512	1,294
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,239
*	Distribuidora Internacional de Alimentacion SA	56,097,194	725
[1]	Prosegur Cash SA	1,197,502	652
*,2	NH Hotel Group SA	80,391	329
			105,244
Sweden (3.2%)
	AAK AB	636,122	12,097
	AddTech AB Class B	728,903	10,715
	Nordnet AB publ	605,327	8,571
	Elekta AB Class B	1,222,901	8,330
[1]	Thule Group AB	365,796	8,326
	Hexpol AB	909,105	8,068
[2]	Avanza Bank Holding AB	448,245	7,578
[1]	Dometic Group AB	1,134,388	7,000
	Billerud Aktiebolag	751,777	6,984
	Fortnox AB	1,753,056	6,949
	Loomis AB	253,785	6,593
	Fabege AB	876,819	6,542
	Lagercrantz Group AB Class B	679,898	6,206
	Wihlborgs Fastigheter AB	936,766	6,072
	Sectra AB Class B	496,380	5,369
	Mycronic AB	241,736	5,296
	Hemnet Group AB	268,949	4,671
[1]	Munters Group AB	374,281	4,569
[1]	Bravida Holding AB	718,302	4,494
	Alleima AB	729,183	4,439
	Vitec Software Group AB Class B	109,567	4,373
*,2	Embracer Group AB	2,677,383	4,359
*	Betsson AB Class B	406,698	4,093
	Hufvudstaden AB Class A	379,542	4,046
		Shares	Market Value• ($000)
	Wallenstam AB Class B	1,177,351	3,982
	Catena AB	118,576	3,928
	Bure Equity AB	193,204	3,863
	AFRY AB	355,457	3,735
	Granges AB	386,237	3,719
	Lindab International AB	239,134	3,685
*,1,2	Sinch AB	2,157,005	3,418
*	Modern Times Group MTG AB Class B	421,158	3,381
	HMS Networks AB	99,011	3,284
	Electrolux Professional AB Class B	810,180	3,278
	Pandox AB	311,981	3,071
	Nyfosa AB	621,483	3,008
	Vitrolife AB	230,547	3,006
	NCC AB Class B	288,465	2,955
	Storskogen Group AB Class B	4,734,652	2,805
	Nolato AB Class B	613,779	2,715
	Arjo AB Class B	796,598	2,664
	Bilia AB Class A	285,513	2,653
	Peab AB Class B	685,230	2,554
	Beijer Alma AB	160,146	2,548
	AddNode Group AB	408,050	2,543
	AddLife AB Class B	380,355	2,485
	Bufab AB	102,391	2,434
*	Camurus AB	80,797	2,422
	Medicover AB Class B	212,859	2,401
*,1	BioArctic AB	118,271	2,390
	JM AB	221,371	2,362
	Atrium Ljungberg AB Class B	151,084	2,323
	Instalco AB	820,046	2,296
*	Sdiptech AB Class B	115,370	2,268
	Ratos AB Class B	799,891	2,228
	Troax Group AB	136,349	2,186
*	OX2 AB	523,808	2,118
	Biotage AB	190,719	1,948
	Mips AB	73,786	1,820
*	Stillfront Group AB	1,737,526	1,799
	Corem Property Group AB Class B	2,761,324	1,783
	Cibus Nordic Real Estate AB publ	187,427	1,759
*,1	Scandic Hotels Group AB	510,229	1,720
	NP3 Fastigheter AB	121,221	1,620
*,2	Truecaller AB Class B	666,493	1,613
[2]	Hexatronic Group AB	684,195	1,598
	Clas Ohlson AB Class B	151,490	1,591
*,1	Boozt AB	225,944	1,580
	INVISIO AB	104,531	1,576
	SkiStar AB	159,723	1,520
[2]	Intrum AB	295,412	1,517
	Dios Fastigheter AB	277,220	1,501
*,1	Attendo AB	445,597	1,411
	Fagerhult Group AB	269,618	1,364
	Systemair AB	247,338	1,358
	Cloetta AB Class B	780,193	1,251
	MEKO AB	148,016	1,192
[1]	Resurs Holding AB	560,084	1,093
	Platzer Fastigheter Holding AB Class B	197,599	1,038
	Investment AB Oresund	109,365	976
*	Norion Bank AB	282,650	914

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Samhallsbyggnadsbolaget i Norden AB	2,783,675	810
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	2,264,903	708
*,2	Viaplay Group AB	290,527	623
	Volati AB	76,267	573
	NCC AB Class A	4,913	50
*,3	Ow Bunker A/S	24,023	—
			288,754
Switzerland (2.8%)
[1]	Galenica AG	178,150	13,459
	Siegfried Holding AG (Registered)	14,678	11,640
	Bucher Industries AG (Registered)	24,626	8,791
	Allreal Holding AG (Registered)	52,479	8,421
	Accelleron Industries AG	336,102	8,301
	Softwareone Holding AG	402,319	7,927
	Inficon Holding AG (Registered)	6,895	7,463
	Cembra Money Bank AG	106,198	7,322
	Mobimo Holding AG (Registered)	25,727	7,106
[2]	Stadler Rail AG	191,179	6,468
	SFS Group AG	63,833	6,386
*	Aryzta AG	3,281,187	6,014
	Valiant Holding AG (Registered)	55,044	6,001
	Vontobel Holding AG (Registered)	102,193	5,978
	Swissquote Group Holding SA (Registered)	30,804	5,917
	Landis & Gyr Group AG	77,993	5,786
	Burckhardt Compression Holding AG	11,289	5,723
	Sulzer AG (Registered)	63,846	5,269
	St Galler Kantonalbank AG (Registered)	9,654	5,241
	Comet Holding AG (Registered)	26,465	5,205
	VZ Holding AG	51,669	5,082
	Interroll Holding AG (Registered)	1,893	4,991
	dormakaba Holding AG	10,508	4,803
	Daetwyler Holding AG	26,319	4,657
	Huber and Suhner AG (Registered)	60,255	4,126
	Kardex Holding AG (Registered)	20,900	4,041
	EFG International AG	297,962	3,581
	Forbo Holding AG (Registered)	3,111	3,431
*,2	Meyer Burger Technology AG	12,405,408	3,324
	LEM Holding SA (Registered)	1,617	3,274
	Komax Holding AG (Registered)	16,418	3,259
	Ypsomed Holding AG (Registered)	11,766	3,243
*,2	ams-OSRAM AG	855,720	3,054
	Intershop Holding AG	4,376	2,904
	SKAN Group AG	35,982	2,716
*,1	Sensirion Holding AG	35,727	2,675
		Shares	Market Value• ($000)
	OC Oerlikon Corp. AG (Registered)	659,837	2,629
	ALSO Holding AG (Registered)	9,962	2,541
[1]	Medacta Group SA	19,493	2,238
	u-blox Holding AG	22,994	2,175
	Bell Food Group AG (Registered)	7,287	2,171
[2]	Bystronic AG	4,520	2,160
	Bossard Holding AG (Registered) Class A	10,271	2,120
[1]	Medmix AG	89,429	1,859
	PIERER Mobility AG	32,084	1,837
	Leonteq AG	40,294	1,736
	Implenia AG (Registered)	54,234	1,687
	Schweiter Technologies AG	3,002	1,681
*	Basilea Pharmaceutica AG (Registered)	41,061	1,598
	Vetropack Holding AG (Registered)	39,276	1,540
	Zehnder Group AG	29,351	1,521
*	Autoneum Holding AG	13,055	1,482
*,2	DocMorris AG	33,738	1,403
	COSMO Pharmaceuticals NV	36,891	1,402
*,1	Medartis Holding AG	17,571	1,398
	Arbonia AG	161,137	1,380
	Hiag Immobilien Holding AG	13,143	1,131
*,1	PolyPeptide Group AG	54,287	1,019
*,1	Montana Aerospace AG	80,505	969
*,2	Idorsia Ltd.	479,318	912
	Rieter Holding AG (Registered)	10,698	909
	VP Bank AG Class A	7,857	712
	APG SGA SA	3,747	697
			246,486
Taiwan (8.5%)
	Elite Material Co. Ltd.	1,043,519	11,644
	WPG Holdings Ltd.	5,003,137	11,071
	Chroma ATE Inc.	1,440,040	9,731
	King Yuan Electronics Co. Ltd.	3,852,963	9,128
	Asia Vital Components Co. Ltd.	1,024,239	9,050
[2]	Tripod Technology Corp.	1,759,327	9,007
	Phison Electronics Corp.	589,962	8,515
	Lien Hwa Industrial Holdings Corp.	4,434,608	8,485
	Makalot Industrial Co. Ltd.	743,795	8,325
	TA Chen Stainless Pipe	6,963,686	7,973
	Faraday Technology Corp.	772,000	7,278
	International Games System Co. Ltd. Class C	346,426	6,677
	Lotes Co. Ltd.	258,706	6,606
	Taichung Commercial Bank Co. Ltd.	14,458,117	6,563
	Qisda Corp. ADR	4,889,000	6,418
	Compeq Manufacturing Co. Ltd.	3,907,471	6,389
	Highwealth Construction Corp.	4,935,617	6,201
		Shares	Market Value• ($000)
	Sinbon Electronics Co. Ltd.	720,066	6,166
[2]	Gold Circuit Electronics Ltd.	1,094,652	5,990
	Jentech Precision Industrial Co. Ltd.	330,156	5,888
	Simplo Technology Co. Ltd.	570,631	5,879
	Radiant Opto-Electronics Corp.	1,451,147	5,562
	Macronix International Co. Ltd.	6,321,386	5,282
	Ruentex Industries Ltd.	2,938,349	5,201
[2]	AP Memory Technology Corp.	463,154	5,147
	WT Microelectronics Co. Ltd.	1,396,377	5,123
[2]	King Slide Works Co. Ltd.	229,675	5,013
	Yulon Finance Corp.	881,483	4,883
[2]	Via Technologies Inc.	1,312,000	4,858
[2]	Jinan Acetate Chemical Co. Ltd.	156,320	4,700
[2]	Merida Industry Co. Ltd.	915,055	4,688
*	IBF Financial Holdings Co. Ltd.	13,171,398	4,675
	Poya International Co. Ltd.	299,512	4,604
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,556,625	4,495
[2]	YFY Inc.	4,879,000	4,493
	Tung Ho Steel Enterprise Corp.	2,229,350	4,475
	Elan Microelectronics Corp.	974,545	4,344
	Wistron NeWeb Corp.	1,070,495	4,229
[2]	Bizlink Holding Inc.	536,144	4,178
	King's Town Bank Co. Ltd.	3,596,193	4,124
[2]	Sanyang Motor Co. Ltd.	1,982,037	4,086
	Chipbond Technology Corp.	1,929,852	4,054
	United Integrated Services Co. Ltd.	529,200	3,929
[2]	Mitac Holdings Corp.	3,439,617	3,917
	Bora Pharmaceuticals Co. Ltd.	192,123	3,848
	Great Wall Enterprise Co. Ltd.	2,448,686	3,844
[2]	Lotus Pharmaceutical Co. Ltd.	477,000	3,723
	CTCI Corp.	2,902,667	3,534
*,2	China Petrochemical Development Corp.	11,235,620	3,523
	Tong Yang Industry Co. Ltd.	1,546,919	3,509
	Goldsun Building Materials Co. Ltd. Class C	4,470,402	3,478
	Silicon Integrated Systems Corp.	2,209,508	3,420
	Ardentec Corp.	1,637,851	3,296
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,036,401	3,220
	Cheng Loong Corp.	3,606,920	3,151
	Sitronix Technology Corp.	356,282	3,149

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Run Long Construction Co. Ltd.	1,080,000	3,128
	Fitipower Integrated Technology Inc.	376,246	3,114
	Visual Photonics Epitaxy Co. Ltd.	677,455	3,089
*,2	Nan Kang Rubber Tire Co. Ltd.	2,702,107	3,052
[2]	Kinsus Interconnect Technology Corp.	1,031,282	3,036
	Far Eastern Department Stores Ltd.	4,041,043	2,989
*,2	HannStar Display Corp.	8,700,810	2,981
	Coretronic Corp.	1,304,000	2,946
	Charoen Pokphand Enterprise	1,049,400	2,934
	Century Iron & Steel Industrial Co. Ltd.	629,000	2,928
	Shihlin Electric & Engineering Corp.	995,000	2,919
[2]	Taiwan Union Technology Corp.	869,000	2,868
	Feng Hsin Steel Co. Ltd.	1,471,000	2,856
[2]	Fortune Electric Co. Ltd.	409,785	2,850
	Taiwan Surface Mounting Technology Corp.	1,007,530	2,847
	Topco Scientific Co. Ltd.	540,643	2,825
	Pan Jit International Inc.	1,522,000	2,816
[2]	Microbio Co. Ltd.	1,776,707	2,814
	Sercomm Corp.	805,000	2,809
	ADATA Technology Co. Ltd.	930,219	2,808
	Getac Holdings Corp.	1,240,000	2,781
	Fusheng Precision Co. Ltd.	442,000	2,763
	Arcadyan Technology Corp.	567,737	2,711
[2]	Tong Hsing Electronic Industries Ltd.	642,968	2,669
*,2	EirGenix Inc.	795,855	2,620
	Hotai Finance Co. Ltd.	678,700	2,610
	Shinkong Synthetic Fibers Corp.	5,611,416	2,607
	Huaku Development Co. Ltd.	912,499	2,578
	Raydium Semiconductor Corp.	226,000	2,510
	ChipMOS Technologies Inc.	1,952,494	2,475
[2]	Episil Technologies Inc.	1,166,101	2,468
	TXC Corp.	831,877	2,467
*,2	Polaris Group	1,085,000	2,456
	Chicony Power Technology Co. Ltd.	706,000	2,444
	VisEra Technologies Co. Ltd.	385,000	2,444
	Supreme Electronics Co. Ltd.	1,417,008	2,434
[2]	United Renewable Energy Co. Ltd.	5,272,129	2,429
	Yieh Phui Enterprise Co. Ltd.	5,053,755	2,413
	Dynamic Holding Co. Ltd.	995,004	2,402
		Shares	Market Value• ($000)
[2]	AcBel Polytech Inc.	2,004,325	2,364
	Center Laboratories Inc.	1,673,661	2,362
[2]	Orient Semiconductor Electronics Ltd.	1,830,197	2,356
	FLEXium Interconnect Inc.	912,140	2,353
	Wafer Works Corp.	1,739,363	2,347
	Wisdom Marine Lines Co. Ltd.	1,768,241	2,283
	Sigurd Microelectronics Corp.	1,240,822	2,278
[2]	Elite Semiconductor Microelectronics Technology Inc.	873,000	2,274
	Ta Ya Electric Wire & Cable	2,280,521	2,264
	Everlight Electronics Co. Ltd.	1,636,725	2,243
	L&K Engineering Co. Ltd.	554,000	2,183
	Kenda Rubber Industrial Co. Ltd.	2,421,324	2,183
	O-Bank Co. Ltd.	7,487,000	2,157
[2]	AURAS Technology Co. Ltd.	243,000	2,150
	Kinpo Electronics	4,969,196	2,141
[2]	Nuvoton Technology Corp.	542,000	2,139
[2]	Chung Hung Steel Corp.	3,204,000	2,134
	Kinik Co.	422,000	2,127
	USI Corp.	3,568,784	2,124
	Gudeng Precision Industrial Co. Ltd.	202,511	2,108
	Innodisk Corp.	228,021	2,106
	XinTec Inc.	585,000	2,098
[2]	Taiwan-Asia Semiconductor Corp	1,510,406	2,095
[2]	Great Tree Pharmacy Co. Ltd.	197,370	2,068
	Cheng Uei Precision Industry Co. Ltd.	1,731,000	2,057
	Grape King Bio Ltd.	448,000	2,048
	Foxsemicon Integrated Technology Inc.	360,400	2,035
	ITE Technology Inc.	402,418	2,029
[2]	Taiwan Semiconductor Co. Ltd.	838,000	2,026
	Standard Foods Corp.	1,709,708	1,992
	Gloria Material Technology Corp.	1,443,023	1,992
[2]	Solar Applied Materials Technology Corp.	1,637,691	1,976
	Taiwan Cogeneration Corp.	1,614,152	1,972
	TSRC Corp.	2,785,046	1,970
	Greatek Electronics Inc.	1,092,000	1,965
	Farglory Land Development Co. Ltd.	1,065,854	1,965
	Wah Lee Industrial Corp.	673,500	1,963
	International CSRC Investment Holdings Co.	3,301,997	1,947
[2]	Allied Supreme Corp.	200,000	1,930
		Shares	Market Value• ($000)
	TTY Biopharm Co. Ltd.	740,987	1,917
	M31 Technology Corp.	70,740	1,916
	Merry Electronics Co. Ltd.	692,307	1,898
	President Securities Corp.	3,513,526	1,891
	Universal Vision Biotechnology Co. Ltd.	203,255	1,868
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	691,000	1,866
	Shinkong Insurance Co. Ltd.	904,000	1,862
	Primax Electronics Ltd.	868,000	1,854
[2]	Kaori Heat Treatment Co. Ltd.	282,210	1,836
[2]	Zyxel Group Corp.	1,083,250	1,832
	Depo Auto Parts Ind Co. Ltd.	453,313	1,825
*	Advanced Wireless Semiconductor Co.	523,192	1,822
[2]	Pegavision Corp.	158,514	1,820
*	TaiMed Biologics Inc.	682,000	1,817
	Tainan Spinning Co. Ltd.	4,104,674	1,800
	Systex Corp.	580,000	1,797
	FocalTech Systems Co. Ltd.	716,258	1,789
	Nan Pao Resins Chemical Co. Ltd.	291,000	1,789
*	OBI Pharma Inc.	718,000	1,788
*	Medigen Vaccine Biologics Corp.	824,544	1,770
	Ennoconn Corp.	228,432	1,763
[2]	ITEQ Corp.	738,870	1,739
	Hota Industrial Manufacturing Co. Ltd.	900,317	1,723
	SDI Corp.	549,000	1,713
	Acter Group Corp. Ltd.	307,962	1,711
[2]	Andes Technology Corp.	141,000	1,687
	Cleanaway Co. Ltd.	311,000	1,661
*	Phihong Technology Co. Ltd.	1,011,520	1,648
	Hannstar Board Corp.	953,438	1,646
[2]	Grand Pacific Petrochemical	3,346,928	1,634
	TCI Co. Ltd.	305,067	1,631
	UPC Technology Corp.	3,570,065	1,629
	Longchen Paper & Packaging Co. Ltd.	3,791,707	1,623
	Holy Stone Enterprise Co. Ltd.	551,007	1,616
[2]	Wowprime Corp.	218,223	1,612
	Taiwan Paiho Ltd.	893,183	1,584
	BES Engineering Corp.	4,340,468	1,568
[2]	Taiwan Mask Corp.	742,540	1,567
	Global Mixed Mode Technology Inc.	202,199	1,556
	Brighton-Best International Taiwan Inc.	1,509,000	1,551
	Oriental Union Chemical Corp.	2,740,000	1,542
	Evergreen International Storage & Transport Corp.	1,669,502	1,541

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nantex Industry Co. Ltd.	1,447,000	1,538
	Pan-International Industrial Corp.	1,452,595	1,528
	Shiny Chemical Industrial Co. Ltd.	393,250	1,527
	Sunplus Technology Co. Ltd.	1,630,000	1,521
[2]	Fulgent Sun International Holding Co. Ltd.	381,270	1,515
	Pixart Imaging Inc.	380,920	1,514
	Asia Optical Co. Inc.	806,000	1,509
	Ton Yi Industrial Corp.	3,100,000	1,504
	Synmosa Biopharma Corp.	1,292,815	1,498
	Ambassador Hotel	1,020,000	1,489
[2]	Waffer Technology Corp.	442,848	1,487
	Chong Hong Construction Co. Ltd.	664,493	1,481
[2]	TSEC Corp.	1,659,646	1,459
	Sinon Corp.	1,293,000	1,459
	Taiwan Sakura Corp.	740,000	1,452
	Darfon Electronics Corp.	1,082,000	1,452
	Continental Holdings Corp.	1,732,000	1,438
	Kindom Development Co. Ltd.	1,354,900	1,428
	Prince Housing & Development Corp.	4,334,183	1,424
*	Mercuries Life Insurance Co. Ltd.	9,145,094	1,424
	Cub Elecparts Inc.	349,606	1,419
	Thinking Electronic Industrial Co. Ltd.	334,000	1,412
	Chang Wah Electromaterials Inc.	1,512,000	1,410
	TPK Holding Co. Ltd.	1,413,000	1,401
[2]	Co-Tech Development Corp.	771,000	1,395
	Chief Telecom Inc.	138,600	1,377
	Hsin Kuang Steel Co. Ltd.	954,569	1,376
*	Adimmune Corp.	1,390,343	1,367
[2]	UPI Semiconductor Corp.	183,000	1,366
	Formosa International Hotels Corp.	215,841	1,348
	Chang Wah Technology Co. Ltd.	1,346,000	1,345
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,325
	Nichidenbo Corp.	769,000	1,321
[2]	Channel Well Technology Co. Ltd.	521,708	1,319
	MPI Corp.	225,000	1,319
	Xxentria Technology Materials Corp.	600,353	1,318
	Test Research Inc.	705,371	1,310
	General Interface Solution Holding Ltd.	752,000	1,297
	Sporton International Inc.	195,666	1,292
	China Steel Chemical Corp.	349,853	1,287
[2]	Quanta Storage Inc.	591,000	1,254
	Advanced Ceramic X Corp.	190,000	1,251
	Global Brands Manufacture Ltd.	652,361	1,244
		Shares	Market Value• ($000)
*	CSBC Corp. Taiwan	1,971,956	1,231
	ASROCK Inc.	219,000	1,226
	Taiwan PCB Techvest Co. Ltd.	932,102	1,221
	Topkey Corp.	242,000	1,205
	Marketech International Corp.	292,000	1,199
	ZillTek Technology Corp.	104,045	1,193
	Etron Technology Inc.	936,323	1,185
	Shin Zu Shing Co. Ltd.	412,224	1,179
	YungShin Global Holding Corp.	860,697	1,175
[2]	China Metal Products	1,076,515	1,166
	Chlitina Holding Ltd.	192,750	1,161
	Dynapack International Technology Corp.	477,299	1,156
	Asia Polymer Corp.	1,586,151	1,154
	Sampo Corp.	1,329,048	1,149
	YC INOX Co. Ltd.	1,410,750	1,143
*,2	Taiwan TEA Corp.	1,863,293	1,140
[2]	WinWay Technology Co. Ltd.	57,459	1,136
	China General Plastics Corp.	1,712,717	1,130
*	China Man-Made Fiber Corp.	4,592,384	1,124
	Chin-Poon Industrial Co. Ltd.	1,043,072	1,122
	Actron Technology Corp.	222,895	1,121
*	CMC Magnetics Corp.	3,228,758	1,117
	D-Link Corp.	1,964,774	1,115
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,112
[2]	Weltrend Semiconductor	553,753	1,104
*,2	RichWave Technology Corp.	307,569	1,099
[2]	TaiDoc Technology Corp.	243,000	1,069
	Tung Thih Electronic Co. Ltd.	260,000	1,068
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,067
	PharmaEngine Inc.	304,102	1,065
	Taiwan Styrene Monomer	2,204,579	1,049
[2]	Career Technology MFG. Co. Ltd.	1,684,584	1,048
	Anpec Electronics Corp.	222,000	1,041
	Soft-World International Corp.	351,520	1,036
[2]	Alpha Networks Inc.	944,599	1,036
	St. Shine Optical Co. Ltd.	184,419	1,034
[2]	Chenbro Micom Co. Ltd.	184,000	1,032
*	Foresee Pharmaceuticals Co. Ltd.	390,311	1,004
	Sensortek Technology Corp.	77,000	1,001
*,2	Lealea Enterprise Co. Ltd.	3,166,642	993
	Evergreen Aviation Technologies Corp.	341,000	990
	Chia Hsin Cement Corp.	1,794,180	987
[2]	Chunghwa Precision Test Tech Co. Ltd.	64,000	984
		Shares	Market Value• ($000)
	Altek Corp.	942,250	983
[2]	Chung Hwa Pulp Corp.	1,509,135	971
	Firich Enterprises Co. Ltd.	970,815	967
	Sinyi Realty Inc.	1,104,465	965
	Adlink Technology Inc.	546,127	965
	Everlight Chemical Industrial Corp.	1,617,649	962
	Gamania Digital Entertainment Co. Ltd.	464,000	960
	Namchow Holdings Co. Ltd.	631,000	955
	CHC Healthcare Group	510,727	955
	Wei Chuan Foods Corp.	1,659,835	948
[2]	Unitech Printed Circuit Board Corp.	1,651,714	947
	AmTRAN Technology Co. Ltd.	2,685,354	947
	Apex International Co. Ltd.	656,000	946
	China Bills Finance Corp.	2,143,000	942
	ScinoPharm Taiwan Ltd.	1,148,891	941
[2]	Genesys Logic Inc.	286,000	936
[2]	IEI Integration Corp.	439,716	932
[2]	Advanced International Multitech Co. Ltd.	454,000	930
	EVERGREEN Steel Corp.	426,000	928
	Dimerco Express Corp.	376,750	922
	CyberPower Systems Inc.	152,000	921
	Gourmet Master Co. Ltd.	301,789	907
	Amazing Microelectronic Corp.	260,085	907
	Hu Lane Associate Inc.	211,500	905
*	Mercuries & Associates Holding Ltd.	2,294,042	892
	Flytech Technology Co. Ltd.	447,845	871
[2]	Panion & BF Biotech Inc.	246,354	861
*	Lung Yen Life Service Corp.	783,000	860
*	Federal Corp.	1,591,505	859
	Sunny Friend Environmental Technology Co. Ltd.	268,741	859
	Ho Tung Chemical Corp.	3,303,362	857
[2]	LandMark Optoelectronics Corp.	293,600	853
	KMC Kuei Meng International Inc.	229,000	852
	Syncmold Enterprise Corp.	411,750	851
	FSP Technology Inc.	573,428	846
*	CyberTAN Technology Inc.	1,181,571	839
[2]	Ichia Technologies Inc.	825,000	833
	Gemtek Technology Corp.	825,115	833

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	T3EX Global Holdings Corp.	366,000	825
	Sonix Technology Co. Ltd.	520,000	794
	Lingsen Precision Industries Ltd.	1,209,000	791
	TYC Brother Industrial Co. Ltd.	679,710	789
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	789
	Posiflex Technology Inc.	253,822	786
	Formosan Rubber Group Inc.	1,078,280	777
	VIA Labs Inc.	123,000	770
	Hung Sheng Construction Ltd.	1,385,620	768
*	Shining Building Business Co. Ltd.	2,439,675	765
*	Bank of Kaohsiung Co. Ltd.	2,109,878	759
	Taiflex Scientific Co. Ltd.	588,594	755
	Jess-Link Products Co. Ltd.	292,100	754
	Johnson Health Tech Co. Ltd.	370,283	754
	91APP Inc.	261,555	754
[2]	Motech Industries Inc.	890,928	752
[2]	Huang Hsiang Construction Corp.	631,051	750
	Darwin Precisions Corp.	1,739,000	744
*	First Steamship Co. Ltd.	2,981,850	744
[2]	Ultra Chip Inc.	273,000	742
	Zeng Hsing Industrial Co. Ltd.	224,536	741
*	Kuo Yang Construction Co. Ltd.	1,323,000	736
	Kuo Toong International Co. Ltd.	666,662	734
	Sincere Navigation Corp.	1,094,970	734
*	Rich Development Co. Ltd.	2,671,000	733
	Infortrend Technology Inc.	1,266,885	733
	RDC Semiconductor Co. Ltd.	200,850	723
	Elite Advanced Laser Corp.	396,607	709
	Savior Lifetec Corp.	1,253,728	708
	Hong Pu Real Estate Development Co. Ltd.	843,195	703
	Swancor Holding Co. Ltd.	263,000	701
*	Radium Life Tech Co. Ltd.	2,544,910	687
[2]	KEE TAI Properties Co. Ltd.	1,468,740	683
	Holtek Semiconductor Inc.	355,279	677
	Elitegroup Computer Systems Co. Ltd.	853,647	676
	Rechi Precision Co. Ltd.	1,137,668	670
	Machvision Inc.	120,157	667
	Bioteque Corp.	207,000	665
*	Rexon Industrial Corp. Ltd.	534,000	658
		Shares	Market Value• ($000)
	Kaimei Electronic Corp.	344,800	658
	Speed Tech Corp.	421,000	651
	Iron Force Industrial Co. Ltd.	248,000	648
	Egis Technology Inc.	241,000	643
	AGV Products Corp.	1,780,425	642
[2]	WUS Printed Circuit Co. Ltd.	588,555	613
	China Chemical & Pharmaceutical Co. Ltd.	852,000	604
*	Gigastorage Corp.	1,158,742	599
*	Li Peng Enterprise Co. Ltd.	2,453,915	576
*	Medigen Biotechnology Corp.	355,680	573
	Senao International Co. Ltd.	510,107	566
	Brogent Technologies Inc.	160,293	565
*	Tyntek Corp.	990,250	552
	Taiyen Biotech Co. Ltd.	528,877	543
	Cyberlink Corp.	194,076	534
	Tong-Tai Machine & Tool Co. Ltd.	1,000,429	533
	China Electric Manufacturing Corp.	1,067,980	522
	Nidec Chaun-Choung Technology Corp.	139,000	515
*,2	PChome Online Inc.	367,104	505
*	Ritek Corp.	2,064,048	503
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	494
	Ability Enterprise Co. Ltd.	705,099	490
*	HannsTouch Holdings Co.	1,703,329	480
	TA-I Technology Co. Ltd.	346,500	477
*	Globe Union Industrial Corp.	1,004,527	427
*	Yeong Guan Energy Technology Group Co. Ltd.	263,776	416
	Weikeng Industrial Co. Ltd.	463,000	385
	Basso Industry Corp.	295,000	354
*	ALI Corp.	475,281	351
	Fittech Co. Ltd.	190,647	336
	Dyaco International Inc.	339,638	332
	Nan Liu Enterprise Co. Ltd.	150,000	326
*	Gigasolar Materials Corp.	131,922	326
*	Zinwell Corp.	418,099	308
	Sheng Yu Steel Co. Ltd.	402,000	289
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	272
*	Li Cheng Enterprise Co. Ltd.	426,892	263
*	Newmax Technology Co. Ltd.	265,000	262
	Universal Cement Corp.	138,000	108
	Test Rite International Co. Ltd.	12,368	8
		Shares	Market Value• ($000)
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			762,659
Thailand (1.3%)
	Tisco Financial Group PCL	1,892,750	5,068
	Thonburi Healthcare Group PCL	2,691,500	4,661
	Bangchak Corp. PCL	3,628,100	4,167
[2]	KCE Electronics PCL	2,773,500	3,916
[2]	WHA Corp. PCL	25,798,892	3,592
	Thanachart Capital PCL	2,457,495	3,351
	Com7 PCL Class F	4,039,600	3,010
[2]	Hana Microelectronics PCL	2,020,646	2,938
[2]	Kiatnakin Bank PCL	2,051,305	2,812
[2]	Siam Global House PCL	5,473,693	2,403
[2]	Jasmine Broadband Internet Infrastructure Fund Class F	12,625,263	2,265
[2]	Ngern Tid Lor PCL	4,192,856	2,241
[2]	CH Karnchang PCL	3,533,500	2,143
*	Central Plaza Hotel PCL	1,700,590	2,129
[2]	Bangkok Chain Hospital PCL	3,562,748	1,994
	Supalai PCL	3,801,850	1,948
	Sansiri PCL	44,759,000	1,907
	Amata Corp. PCL	2,824,297	1,871
	JMT Network Services PCL	2,137,723	1,755
[2]	Chularat Hospital PCL Class F	18,948,160	1,666
	Betagro PCL	2,864,500	1,634
	AP Thailand PCL	5,307,256	1,595
	Mega Lifesciences PCL	1,315,700	1,493
	I-TAIL Corp. PCL	2,679,900	1,432
	Ramkhamhaeng Hospital PCL Class F	1,279,557	1,424
	Quality Houses PCL	22,402,133	1,396
	AEON Thana Sinsap Thailand PCL	343,700	1,396
[2]	Dhipaya Group Holdings PCL	1,458,100	1,380
[2]	Dohome PCL (XBKK)	4,448,056	1,362
[2]	Bangkok Commercial Asset Management PCL (XBKK)	5,348,400	1,332
[2]	CK Power PCL	15,556,731	1,308
[2]	Sri Trang Agro-Industry PCL	3,262,123	1,307
[2]	Plan B Media PCL Class F	5,705,972	1,293
	TPI Polene PCL	33,209,900	1,275
[2]	TTW PCL	5,052,400	1,272
[2]	Esso Thailand PCL	4,747,200	1,262
	Thailand Future Fund	7,495,000	1,261
	Tipco Asphalt PCL	2,394,300	1,253
[2]	Star Petroleum Refining PCL	5,989,300	1,235
	Vibhavadi Medical Center PCL	22,087,200	1,224
[2]	TOA Paint Thailand PCL	2,030,000	1,221
*	Bangkok Airways PCL	2,850,900	1,078

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Forth Corp. PCL	1,730,200	1,073
	Major Cineplex Group PCL	2,516,944	1,064
[2]	Sino-Thai Engineering & Construction PCL	4,444,215	1,058
	Gunkul Engineering PCL	16,551,183	1,050
*,2	Beyond Securities PCL	9,112,900	1,040
[2]	Thai Vegetable Oil PCL	1,730,810	1,016
[2]	Jaymart Group Holdings PCL	2,154,600	984
[2]	VGI PCL	18,141,761	970
[2]	Banpu Power PCL	2,314,100	908
	TQM Alpha PCL	1,058,500	898
[2]	TPI Polene Power PCL	9,361,700	859
	Thaicom PCL	2,413,540	838
*,2	Jasmine Technology Solution PCL	901,300	836
	Thoresen Thai Agencies PCL	5,739,841	822
[2]	Pruksa Holding PCL	2,202,900	766
*,2	Bangkok Land PCL	39,532,000	759
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	4,808,300	736
	MBK PCL	1,647,176	734
*,2	Jasmine International PCL	12,159,688	696
[2]	Thaifoods Group PCL Class F	7,805,600	695
	Origin Property PCL Class F	2,758,650	687
	Taokaenoi Food & Marketing PCL Class F	2,339,100	671
	AP Thailand PCL NVDR	2,127,300	639
	BCPG PCL	2,569,637	633
	MK Restaurants Group PCL	560,100	631
*,2	Central Plaza Hotel PCL NVDR	489,800	613
[2]	Ratchthani Leasing PCL	7,699,250	600
[2]	Singer Thailand PCL	2,418,400	586
[2]	GFPT PCL	2,027,500	576
	SPCG PCL	1,561,900	561
[2]	BEC World PCL	3,710,100	557
	LPN Development PCL	5,027,811	557
*	Super Energy Corp. PCL	44,967,100	538
	PTG Energy PCL	2,180,507	495
*	Italian-Thai Development PCL	11,390,210	393
[2]	Tisco Financial Group PCL NDVR	133,550	358
[2]	Precious Shipping PCL	1,234,000	288
[2]	Supalai pcl NVDR	518,650	266
	Precious Shipping pcl NVDR	1,095,000	256
*	Samart Corp. PCL	1,963,421	238
*,3	Thai Airways International PCL	3,045,000	216
*	Rabbit Holdings PCL Class F	15,504,548	216
*,2	Kerry Express Thailand PCL	1,539,900	199
*	Pruksa Real Estate PCL	1,063,290	185
		Shares	Market Value• ($000)
*	Jasmine Technology Solution PCL (XBKK)	146,900	136
	VGI PCL NVDR	2,351,570	126
	AEON Thana Sinsap Thailand PCL NVDR	23,200	94
*,2	Italian-Thai Development PCL NVDR	2,448,500	85
	Sri Trang Gloves Thailand PCL	486,500	79
	Workpoint Entertainment PCL	71,600	21
	Sino-Thai Engineering & Construction PCL NVDR	57,100	14
			114,586
Turkey (0.2%)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	536,547	1,720
*	Anadolu Anonim Turk Sigorta Sirketi	752,398	1,565
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,487,628	1,438
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,295,514	1,429
*	Baticim Bati Anadolu Cimento Sanayii A/S	293,787	1,228
*	Bursa Cimento Fabrikasi A/S	2,958,541	979
	Sekerbank Turk A/S	3,301,128	778
*	Global Yatirim Holding A/S	1,824,386	775
*	Albaraka Turk Katilim Bankasi A/S	4,607,821	677
*	Aksigorta A/S	2,772,937	616
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	436,359	586
*	AKIS Gayrimenkul Yatirimi A/S	1,433,349	575
*	Tukas Gida Sanayi ve Ticaret A/S	1,847,419	509
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	507
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	502
*	NET Holding A/S	660,268	466
	LDR Turizm AS	77,951	446
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	427
*	Karel Elektronik Sanayi ve Ticaret A/S	391,734	415
*	Izmir Demir Celik Sanayi A/S	1,954,728	414
*	Is Finansal Kiralama A/S	935,634	403
*	Tat Gida Sanayi A/S	269,771	376
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,746,486	340
	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	288
	Suwen Tekstil Sanayi Pazarlama AS	340,332	274
*	Kerevitas Gida Sanayi ve Ticaret A/S	651,906	254
*	Imas Makina Sanayi AS	453,568	238
	SUN Tekstil Sanayi Ve Ticaret AS	89,973	232
		Shares	Market Value• ($000)
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	224
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	266,408	163
*	Marti Otel Isletmeleri A/S	1,300,896	160
	Kartonsan Karton Sanayi ve Ticaret A/S	9,987	29
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	20,154	21
			19,054
United Arab Emirates (0.1%)
	GFH Financial Group BSC	14,125,105	3,504
	Sharjah Islamic Bank	4,781,776	3,047
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,770,682	2,608
*	RAK Properties PJSC	4,032,902	1,176
	Aramex PJSC	1,635,924	1,026
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	—
			11,654
United Kingdom (8.7%)
*	Marks & Spencer Group plc	7,019,797	18,536
	Diploma plc	464,954	16,120
	Spectris plc	373,164	14,101
	Games Workshop Group plc	116,671	14,028
	Investec plc	2,220,924	12,366
	Man Group plc	4,191,508	11,207
	Tritax Big Box REIT plc	6,722,874	11,193
	Rotork plc	3,102,722	11,095
	Bellway plc	433,608	11,035
	Inchcape plc	1,328,407	10,770
	Vistry Group plc	1,231,049	10,611
	IG Group Holdings plc	1,338,913	10,401
	Greggs plc	355,169	10,244
	Britvic plc	915,669	9,340
*	Indivior plc	449,176	8,612
	Cranswick plc	192,458	8,183
	Pennon Group plc	914,644	8,089
*	Direct Line Insurance Group plc	4,364,361	8,047
*	TUI AG	1,592,185	8,047
	Derwent London plc	347,673	7,727
	LondonMetric Property plc	3,817,050	7,692
	Virgin Money UK plc	4,223,930	7,674
*,1	Network International Holdings plc	1,617,840	7,656
	QinetiQ Group plc	1,883,584	7,593
	Balfour Beatty plc	2,011,716	7,582
*	International Distributions Services plc	2,436,131	7,488
	Computacenter plc	234,995	7,350
	Harbour Energy plc	2,367,195	7,317
*,1	Deliveroo plc	4,611,660	7,297
	Grainger plc	2,597,151	7,188
	Drax Group plc	1,397,293	7,179
	Big Yellow Group plc	612,249	7,120
	Softcat plc	446,882	6,884
	Travis Perkins plc	760,296	6,850
	Serco Group plc	3,914,095	6,800
	Hays plc	5,697,363	6,676
	Grafton Group plc CDI	700,880	6,598

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	WH Smith plc	448,012	6,328
	Safestore Holdings plc	760,031	6,325
	Shaftesbury Capital plc	4,896,016	6,207
*	Darktrace plc	1,443,925	6,162
*	SSP Group plc	2,801,070	6,130
	Lancashire Holdings Ltd.	887,213	6,126
	4imprint Group plc	99,942	6,117
	Genus plc	234,411	6,098
*	easyJet plc	1,344,772	5,999
	TBC Bank Group plc	178,855	5,845
	Moneysupermarket.com Group plc	1,848,602	5,834
	Mitie Group plc	4,786,495	5,745
	Hill & Smith plc	286,391	5,741
	LXI REIT plc	5,464,674	5,711
*	Oxford Nanopore Technologies plc	2,276,021	5,634
	Redrow plc	947,800	5,617
	Pets at Home Group plc	1,639,308	5,605
	Domino's Pizza Group plc	1,317,907	5,499
	TP ICAP Group plc	2,820,348	5,400
	OSB Group plc	1,470,541	5,369
	Victrex plc	319,200	5,348
*	Carnival plc	518,659	5,323
	Assura plc	10,599,970	5,280
	Primary Health Properties plc	4,827,395	5,274
*	Playtech plc	1,099,441	5,250
	Close Brothers Group plc	539,269	5,235
*,1	Trainline plc	1,640,404	5,185
	Bank of Georgia Group plc	126,987	5,141
	Pagegroup plc	1,113,228	5,102
	Energean plc	489,217	5,066
*,1	Watches of Switzerland Group plc	825,727	5,042
*	Ascential plc	1,576,970	5,024
	Plus500 Ltd.	283,167	4,858
	Dunelm Group plc	406,114	4,816
[1]	Quilter plc	4,931,105	4,799
	Firstgroup plc	2,479,745	4,772
	Bodycote plc	681,152	4,764
	Future plc	432,163	4,666
	Savills plc	484,027	4,637
	Coats Group plc	5,611,627	4,611
	Telecom Plus plc	243,027	4,556
	Kainos Group plc	332,783	4,544
*	Frasers Group plc	444,716	4,346
	Paragon Banking Group plc	794,882	4,288
*	Babcock International Group plc	900,873	4,286
	Oxford Instruments plc	192,951	4,233
*	John Wood Group plc	2,414,523	4,181
*	IWG plc	2,600,896	4,173
	Centamin plc	4,124,989	4,134
	Sirius Real Estate Ltd.	4,132,449	4,015
	Rathbones Group plc	216,570	3,951
	Supermarket Income REIT plc	4,404,386	3,889
	Hammerson plc	14,184,846	3,806
	Great Portland Estates plc	772,441	3,667
	Vesuvius plc	733,946	3,601
		Shares	Market Value• ($000)
[1]	JTC plc	455,773	3,547
	Morgan Sindall Group plc	153,892	3,524
	Redde Northgate plc	846,344	3,462
	Ashmore Group plc	1,671,444	3,448
	Premier Foods plc	2,417,598	3,441
	Chemring Group plc	994,552	3,387
	Just Group plc	3,632,140	3,341
	AJ Bell plc	1,026,828	3,162
	Rhi Magnesita NV	100,388	3,134
	Clarkson plc	92,984	2,992
	Bytes Technology Group plc (XLON)	492,776	2,950
	Senior plc	1,551,602	2,946
	Workspace Group plc	499,087	2,933
*	Elementis plc	2,034,723	2,929
	Volution Group plc	663,653	2,928
*,2	THG plc	3,415,982	2,916
	Dr. Martens plc	1,980,302	2,808
	IntegraFin Holdings plc	1,046,685	2,786
	Morgan Advanced Materials plc	1,003,089	2,748
	Genuit Group plc	830,106	2,678
	Diversified Energy Co. plc	3,266,003	2,657
*	J D Wetherspoon plc	338,214	2,600
[1]	Spire Healthcare Group plc	1,000,892	2,598
	Spirent Communications plc	2,097,052	2,485
*,1	Aston Martin Lagonda Global Holdings plc	928,964	2,478
	Ninety One plc	1,256,407	2,417
	Keller Group plc	253,121	2,392
	C&C Group plc	1,392,848	2,360
*	Mitchells & Butlers plc	923,234	2,330
	Hilton Food Group plc	275,253	2,189
*	Auction Technology Group plc	304,595	2,077
*	Greencore Group plc	1,878,035	2,057
[1]	Ibstock plc	1,372,997	2,044
	Marshalls plc	800,303	2,013
*	Moonpig Group plc	992,127	1,991
*	Helios Towers plc	2,687,575	1,982
[1]	Bridgepoint Group plc	886,770	1,962
	Currys plc	3,536,676	1,926
	Essentra plc	1,062,055	1,919
	Halfords Group plc	771,002	1,884
[1]	Petershill Partners plc	1,034,883	1,862
	IP Group plc	3,425,473	1,829
[1]	TI Fluid Systems plc	1,163,953	1,751
	AG Barr plc	288,547	1,724
*,2	Tullow Oil plc	4,223,594	1,709
	UK Commercial Property REIT Ltd.	2,631,279	1,688
*	PureTech Health plc	908,913	1,684
	Crest Nicholson Holdings plc	860,752	1,675
*	Molten Ventures plc	571,937	1,640
*	AO World plc	1,602,919	1,630
	FDM Group Holdings plc	303,009	1,608
	Liontrust Asset Management plc	229,860	1,568
	Picton Property Income Ltd.	1,969,034	1,558
*	S4 Capital plc	1,964,369	1,518
	Mobico Group plc	1,951,094	1,486
		Shares	Market Value• ($000)
	Jupiter Fund Management plc	1,543,021	1,474
	Bytes Technology Group plc	236,220	1,459
	Balanced Commercial Property Trust Ltd.	1,891,186	1,454
	Wickes Group plc	916,165	1,430
*,1	Trustpilot Group plc	1,165,043	1,419
	NCC Group plc	1,044,148	1,355
[3]	Home REIT plc	2,905,246	1,344
	PZ Cussons plc	808,421	1,316
*	888 Holdings plc	1,297,982	1,293
	Vanquis Banking Group plc	907,404	1,276
*	Hochschild Mining plc	1,109,275	1,264
*	Capita plc	5,870,396	1,197
*,2	ASOS plc	239,023	1,155
*	Alphawave IP Group plc	967,231	1,153
*,2	Synthomer plc	427,470	988
*	Ferrexpo plc	1,032,987	949
	XP Power Ltd.	67,226	898
*,2	Petrofac Ltd.	1,555,238	890
	Helical plc	357,854	836
	Ithaca Energy plc	381,263	776
*	Oxford Biomedica plc	298,853	772
*,2	SIG plc	2,310,739	767
	Capricorn Energy plc	365,777	694
*	Rank Group plc	744,780	610
	CLS Holdings plc	563,848	596
[1,2]	Bakkavor Group plc	522,356	560
[1]	CMC Markets plc	390,279	448
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			781,775
United States (0.1%)
*	Seadrill Ltd.	97,087	3,857
Total Common Stocks (Cost $10,407,857)			8,885,154
Preferred Stocks (0.3%)
*	Gol Linhas Aereas Inteligentes SA Preference Shares	4,167,362	7,067
	Raizen SA Preference Shares	4,340,800	3,125
	Danieli & C Officine Meccaniche SpA Preference Shares	133,713	2,702
*	Azul SA Preference Shares	1,031,455	2,635
	Marcopolo SA Preference Shares	1,925,832	2,002
	Draegerwerk AG & Co. KGaA Preference Shares	39,000	1,967
	Banco Pan SA Preference Shares	1,391,400	1,940
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	152,000	1,466
	Randon SAImplementos E Participacoes Preference Shares	599,637	1,298
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	552,198	1,194
	Taurus Armas SA Preference Shares	239,200	702

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Corem Property Group AB Preference Shares	33,612	516
	Iguatemi SA Preference Shares	36,439	72
*,3	Mechel PJSC Preference Shares	434,330	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $28,152)			26,686
Rights (0.0%)
*	Finnair OYJ Exp. 11/17/23	2,254,677	889
*,3	AHL Strom-Munksjo OYJ	29,401	555
*	Vidrala SA Exp. 11/8/23	73,474	271
*	Amicogen Inc. Exp. 12/5/23	30,594	79
*,3	Lunit Inc. Exp. 11/2/23	3,992	40
*,3	Medipost Co. Ltd. Exp. 11/1/23	27,715	37
*,2	Medpacto Inc. Exp. 12/8/23	32,988	14
*,3	Vaxcell-Bio Therapeutics Co. Ltd. Exp. 11/2/23	9,679	2
*,3	Sav Rates Rec (F) Rights	19,634	—
Total Rights (Cost $2,899)			1,887
Warrants (0.0%)
*,2	Webuild SpA Exp. 8/2/30	104,185	63
*	Sunway Bhd. Exp. 10/3/24	385,748	42
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	16
*	Velesto Energy Bhd. Exp. 10/18/24	2,470,020	13
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	8
*	Opthea Ltd. Exp. 8/31/25	108,562	6
*	VGI PCL Exp. 5/23/27	542,670	2
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	878,820	1
		Shares	Market Value• ($000)
*,2	PointsBet Holdings Ltd. Exp. 7/8/24	39,874	—
Total Warrants (Cost $—)			151
Temporary Cash Investments (6.4%)
Money Market Fund (6.4%)
[5,6]	Vanguard Market Liquidity Fund, 5.420% (Cost $575,298)	5,754,784	575,421
Total Investments (105.7%) (Cost $11,014,206)			9,489,299
Common Stocks Sold Short (-0.1%)
Japan (-0.1%)
[4]	Kenedix Office Investment Corp. (Cost $(6,820))	(6,594)	(6,877)
Other Assets and Liabilities— Net (-5.6%)			(502,761)
Net Assets (100%)			8,979,661
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $342,201,000, representing 3.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $487,827,000.
3	Security value determined using significant unobservable inputs.
4	The shares of Kenedix Office Investment Corp (“Kenedix Office”) were to be received as a result of Kenedix Office's acquisition of Kenedix Residential Next Investment REIT (“Kenedix Residential”) and Kenedix Retail REIT Corp (“Kenedix Retail”) (the “acquired companies”). The Kenedix Office shares were sold on October 30, 2023, as the company is not included the fund’s benchmark index and the sale was settled on November 1, 2023, after receipt of the Kenedix Office's shares.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $532,340,000 was received for securities on loan, of which $526,061,000 is held in Vanguard Market Liquidity Fund and $6,279,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	109	9,093	(527)
E-mini S&P 500 Index	December 2023	75	15,796	132
MSCI EAFE Index	December 2023	493	48,662	(1,987)
S&P TSX 60 Index	December 2023	60	9,821	(540)
				(2,922)

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/20/23	CAD	11,135	USD	8,243	—	(206)
State Street Bank & Trust Co.	12/20/23	CAD	1,375	USD	1,004	—	(12)
Morgan Stanley Capital Services Inc.	12/20/23	DKK	56,618	USD	8,009	42	—
BNP Paribas	12/20/23	GBP	7,069	USD	8,656	—	(59)
JPMorgan Chase Bank, N.A.	12/20/23	INR	613,255	USD	7,357	—	(2)
Toronto-Dominion Bank	12/20/23	USD	6,110	AUD	9,478	87	—
State Street Bank & Trust Co.	12/20/23	USD	3,709	CHF	3,272	91	—
BNP Paribas	12/20/23	USD	15,634	DKK	109,014	134	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	14,457	EUR	13,410	233	—
Toronto-Dominion Bank	12/20/23	USD	12,458	GBP	9,997	303	—
Royal Bank of Canada	12/20/23	USD	9,520	JPY	1,384,295	307	—
BNP Paribas	12/20/23	USD	3,030	SEK	33,505	20	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	9,250	TWD	293,542	143	—
						1,360	(279)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $53,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,438,908)	8,913,878
Affiliated Issuers (Cost $575,298)	575,421
Total Investments in Securities	9,489,299
Investment in Vanguard	358
Cash	6,279
Cash Collateral Pledged—Futures Contracts	2,950
Cash Collateral Pledged—Forward Currency Contracts	10
Cash Collateral Received for ETF Capital Activity	114,252
Foreign Currency, at Value (Cost $62,974)	61,091
Receivables for Investment Securities Sold	61,355
Receivables for Accrued Income	34,914
Receivables for Capital Shares Issued	613
Variation Margin Receivable—Futures Contracts	541
Unrealized Appreciation—Forward Currency Contracts	1,360
Total Assets	9,773,022
Liabilities
Securities Sold Short, at Value (Proceeds $6,820)	6,877
Due to Custodian	71,238
Payables for Investment Securities Purchased	207
Collateral for Securities on Loan	532,340
Collateral for ETF Capital Activity	114,252
Payables for Capital Shares Redeemed	53,829
Payables to Vanguard	967
Unrealized Depreciation—Forward Currency Contracts	279
Deferred Foreign Capital Gains Taxes	13,372
Total Liabilities	793,361
Net Assets	8,979,661
1 Includes $487,827,000 of securities on loan.
At October 31, 2023, net assets consisted of:

Paid-in Capital	10,832,142
Total Distributable Earnings (Loss)	(1,852,481)
Net Assets	8,979,661

ETF Shares—Net Assets
Applicable to 71,760,553 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,242,881
Net Asset Value Per Share—ETF Shares	$100.93

Admiral Shares—Net Assets
Applicable to 49,899,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,243,554
Net Asset Value Per Share—Admiral Shares	$24.92

Institutional Shares—Net Assets
Applicable to 2,556,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	493,226
Net Asset Value Per Share—Institutional Shares	$192.92
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	286,575
Interest[2]	2,232
Securities Lending—Net	16,897
Total Income	305,704
Expenses
The Vanguard Group—Note B
Investment Advisory Services	701
Management and Administrative— ETF Shares	2,935
Management and Administrative— Admiral Shares	1,736
Management and Administrative— Institutional Shares	377
Marketing and Distribution— ETF Shares	312
Marketing and Distribution— Admiral Shares	75
Marketing and Distribution— Institutional Shares	19
Custodian Fees	1,436
Auditing Fees	41
Shareholders’ Reports—ETF Shares	699
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Professional Services	494
Other Expenses	125
Total Expenses	8,993
Expenses Paid Indirectly	(57)
Net Expenses	8,936
Net Investment Income	296,768
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(126,653)
Futures Contracts	7,010
Forward Currency Contracts	1,260
Foreign Currencies	355
Realized Net Gain (Loss)	(118,028)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	511,453
Investment Securities—Short Positions	(57)
Futures Contracts	(843)
Forward Currency Contracts	96
Foreign Currencies	(1,405)
Change in Unrealized Appreciation (Depreciation)	509,244
Net Increase (Decrease) in Net Assets Resulting from Operations	687,984
1	Dividends are net of foreign withholding taxes of $30,391,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,021,000, ($3,000), less than $1,000, and $42,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $3,024,000.
4	Includes $98,062,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $10,112,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	296,768	276,080
Realized Net Gain (Loss)	(118,028)	111,819
Change in Unrealized Appreciation (Depreciation)	509,244	(3,765,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	687,984	(3,377,475)
Distributions
ETF Shares	(258,719)	(221,750)
Admiral Shares	(40,554)	(34,781)
Institutional Shares	(13,755)	(8,913)
Total Distributions	(313,028)	(265,444)
Capital Share Transactions
ETF Shares	59,574	(51,783)
Admiral Shares	7,516	91,571
Institutional Shares	115,537	104,477
Net Increase (Decrease) from Capital Share Transactions	182,627	144,265
Total Increase (Decrease)	557,583	(3,498,654)
Net Assets
Beginning of Period	8,422,078	11,920,732
End of Period	8,979,661	8,422,078

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$95.98	$137.63	$102.74	$105.96	$100.93
Investment Operations
Net Investment Income[1]	3.202	3.157	2.770	2.177	2.871
Net Realized and Unrealized Gain (Loss) on Investments	5.135	(41.764)	35.250	(2.905)	5.156
Total from Investment Operations	8.337	(38.607)	38.020	(.728)	8.027
Distributions
Dividends from Net Investment Income	(3.387)	(3.043)	(3.130)	(2.492)	(2.997)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.387)	(3.043)	(3.130)	(2.492)	(2.997)
Net Asset Value, End of Period	$100.93	$95.98	$137.63	$102.74	$105.96
Total Return	8.57%	-28.52%	37.35%	-0.81%	8.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,243	$6,882	$9,941	$4,814	$5,400
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.07%[2]	0.07%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.72%	2.10%	2.17%	2.80%
Portfolio Turnover Rate[3]	14%	18%	17%	22%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	February 7, 2019[1] to October 31, 2019	Year Ended October 31,
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.69	$33.98	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.763	.758	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	1.279	(10.319)	8.739	(.711)	.935
Total from Investment Operations	2.042	(9.561)	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.812)	(.729)	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.812)	(.729)	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$24.92	$23.69	$33.98	$25.37	$26.16
Total Return[3]	8.48%	-28.61%	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,244	$1,174	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.17%[4]	0.16%[4]	0.16%	0.16%	0.16%[5]
Ratio of Net Investment Income to Average Net Assets	2.86%	2.65%	1.94%	2.12%	3.07%[5]
Portfolio Turnover Rate[6]	14%	18%	17%	22%	17%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.16%, respectively.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$183.43	$262.99	$196.33	$202.46	$192.87
Investment Operations
Net Investment Income[1]	6.028	6.071	4.974	4.111	5.500
Net Realized and Unrealized Gain (Loss) on Investments	9.860	(79.906)	67.622	(5.479)	9.824
Total from Investment Operations	15.888	(73.835)	72.596	(1.368)	15.324
Distributions
Dividends from Net Investment Income	(6.398)	(5.725)	(5.936)	(4.762)	(5.734)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.398)	(5.725)	(5.936)	(4.762)	(5.734)
Net Asset Value, End of Period	$192.92	$183.43	$262.99	$196.33	$202.46
Total Return	8.52%	-28.55%	37.29%	-0.81%	8.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$493	$366	$395	$258	$242
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.11%[2]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.76%	1.99%	2.13%	2.81%
Portfolio Turnover Rate[3]	14%	18%	17%	22%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12% and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer

FTSE All-World ex-US Small-Cap Index Fund
collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund

FTSE All-World ex-US Small-Cap Index Fund
records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $358,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

FTSE All-World ex-US Small-Cap Index Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $57,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,482,530	19,144	—	1,501,674
Common Stocks—Other	36,192	7,336,859	10,429	7,383,480
Preferred Stocks	21,501	5,185	—	26,686
Rights	—	1,253	634	1,887
Warrants	—	150	1	151
Temporary Cash Investments	575,421	—	—	575,421
Total	2,115,644	7,362,591	11,064	9,489,299
Liabilities
Common Stocks Sold Short	—	(6,877)	—	(6,877)
Derivative Financial Instruments
Assets
Futures Contracts[1]	132	—	—	132
Forward Currency Contracts	—	1,360	—	1,360
Total	132	1,360	—	1,492
Liabilities
Futures Contracts[1]	3,054	—	—	3,054
Forward Currency Contracts	—	279	—	279
Total	3,054	279	—	3,333
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts	132	—	132
Unrealized Appreciation—Forward Currency Contracts	—	1,360	1,360
Total Assets	132	1,360	1,492

Unrealized Depreciation—Futures Contracts[1]	3,054	—	3,054
Unrealized Depreciation—Forward Currency Contracts	—	279	279
Total Liabilities	3,054	279	3,333
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

FTSE All-World ex-US Small-Cap Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,010	—	7,010
Forward Currency Contracts	—	1,260	1,260
Realized Net Gain (Loss) on Derivatives	7,010	1,260	8,270
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(843)	—	(843)
Forward Currency Contracts	—	96	96
Change in Unrealized Appreciation (Depreciation) on Derivatives	(843)	96	(747)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	89,181
Total Distributable Earnings (Loss)	(89,181)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	153,020
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,661,451)
Capital Loss Carryforwards	(348,462)
Qualified Late-Year Losses	—
Other Temporary Differences	4,103
Total	(1,852,790)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	313,028	265,444
Long-Term Capital Gains	—	—
Total	313,028	265,444
*	Includes short-term capital gains, if any.

FTSE All-World ex-US Small-Cap Index Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,133,868
Gross Unrealized Appreciation	1,156,131
Gross Unrealized Depreciation	(2,801,154)
Net Unrealized Appreciation (Depreciation)	(1,645,023)
G.	During the year ended October 31, 2023, the fund purchased $2,177,067,000 of investment securities and sold $1,973,587,000 of investment securities, other than temporary cash investments. Purchases and sales include $515,038,000 and $615,299,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	896,906	8,362	673,248	5,673
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(837,332)	(8,300)	(725,031)	(6,200)
Net Increase (Decrease)—ETF Shares	59,574	62	(51,783)	(527)
Admiral Shares
Issued	239,141	9,032	356,838	12,315
Issued in Lieu of Cash Distributions	34,107	1,303	28,773	945
Redeemed	(265,732)	(9,998)	(294,040)	(10,348)
Net Increase (Decrease)—Admiral Shares	7,516	337	91,571	2,912
Institutional Shares
Issued	149,680	721	202,970	949
Issued in Lieu of Cash Distributions	13,089	64	8,566	37
Redeemed	(47,232)	(223)	(107,059)	(493)
Net Increase (Decrease)—Institutional Shares	115,537	562	104,477	493
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
FTSE All-World ex-US Index Fund	1,107,918
FTSE All-World ex-US Small-Cap Index Fund	202,026
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
FTSE All-World ex-US Index Fund	1,088
FTSE All-World ex-US Small-Cap Index Fund	577
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
FTSE All-World ex-US Index Fund	1,701,033	87,830
FTSE All-World ex-US Small-Cap Index Fund	314,924	30,467

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7700 122023

Annual Report   |   October 31, 2023
Vanguard Global ex-U.S. Real Estate Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Global ex-U.S. Real Estate Index Fund returned –0.38% for Admiral Shares, –0.29% for Institutional Shares, and 0.22% for ETF Shares (based on net asset value). The fund’s benchmark returned –0.71%. The fund's returns were higher than the return of its benchmark, in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	The rising interest rate environment held back the performance of real estate investment trusts (REITs) as well as real estate management and development companies.
•	By region, emerging markets and Europe were the largest contributors. The Pacific and the Middle East were the biggest laggards.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%

Fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares. The fees do not apply to the ETF shares.
1 See Note 1 in the Notes to Financial Statements.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$886.90	$0.57
Admiral™ Shares	1,000.00	886.80	0.57
Institutional Shares	1,000.00	886.90	0.52
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.61
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.65	0.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Global ex-U.S. Real Estate Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	0.22%	-3.33%	-0.49%	$9,520
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	0.58	-3.26	-0.50	9,510
S&P Global ex-U.S. Property Index	-0.71	-3.76	-0.94	9,099
MSCI All Country World Index ex USA	12.07	3.46	2.54	12,854

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund Admiral Shares	-0.38%	-3.41%	-0.53%	$9,487
S&P Global ex-U.S. Property Index	-0.71	-3.76	-0.94	9,099

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
4

Global ex-U.S. Real Estate Index Fund
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Global ex-U.S. Real Estate Index Fund Institutional Shares	-0.29%	-3.41%	-0.52%	$4,747,625
S&P Global ex-U.S. Property Index	-0.71	-3.76	-0.94	4,549,353
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	0.58%	-15.28%	-4.90%
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	0.22	-15.57	-4.80
S&P Global ex-U.S. Property Index	-0.71	-17.44	-9.01
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
5

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of October 31, 2023
Japan	25.1%
Australia	9.8
Hong Kong	8.7
United Kingdom	7.3
Singapore	6.5
China	6.1
Germany	3.9
Sweden	3.0
India	2.8
France	2.6
Canada	2.6
United Arab Emirates	2.5
Switzerland	2.3
Belgium	1.9
Israel	1.6
Mexico	1.5
Philippines	1.4
South Africa	1.4
Taiwan	1.3
Thailand	1.2
Other	6.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Global ex-U.S. Real Estate Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (9.7%)
	Goodman Group	7,992,584	105,757
	Scentre Group	24,229,040	37,535
	Stockland	11,136,700	25,135
	Mirvac Group	18,407,425	21,357
	Dexus	5,003,929	20,667
	GPT Group	8,929,072	20,607
	Vicinity Ltd.	18,063,641	19,565
	Lendlease Corp. Ltd.	3,203,885	12,689
	Charter Hall Group	2,207,073	12,227
	National Storage REIT	5,831,942	7,436
	Region RE Ltd.	5,347,883	6,687
	Charter Hall Long Wale REIT	3,088,931	5,934
	HomeCo Daily Needs REIT	8,295,886	5,657
	Charter Hall Retail REIT	2,397,768	4,659
	BWP Trust	2,238,374	4,629
	Centuria Industrial REIT	2,503,331	4,531
	Lifestyle Communities Ltd.	452,624	4,503
	Ingenia Communities Group	1,745,268	4,344
	Waypoint REIT Ltd.	3,153,787	4,259
	Arena REIT	1,638,943	3,316
	HMC Capital Ltd.	1,134,207	3,081
	Centuria Capital Group	3,737,440	2,734
	Charter Hall Social Infrastructure REIT	1,573,535	2,384
	Rural Funds Group	1,790,726	2,041
[1]	HealthCo REIT	2,193,120	1,916
	Growthpoint Properties Australia Ltd.	1,287,120	1,616
*	Abacus Storage King	2,505,806	1,585
	Dexus Industria REIT	981,466	1,484
	Hotel Property Investments Ltd.	898,683	1,460
	Centuria Office REIT	2,010,673	1,400
	Cromwell Property Group	6,542,157	1,334
	Abacus Group	2,030,702	1,237
	GDI Property Group Partnership	2,472,703	810
			354,576
		Shares	Market Value• ($000)
Austria (0.3%)
[1]	CA Immobilien Anlagen AG	198,968	6,728
*	IMMOFINANZ AG	146,920	2,957
			9,685
Belgium (1.8%)
	Warehouses De Pauw CVA	750,308	18,565
	Aedifica SA	220,700	12,040
	Cofinimmo SA	157,612	9,801
	VGP NV	64,573	5,257
	Montea NV	70,554	4,987
[1]	Shurgard Self Storage Ltd. (XBRU)	115,355	4,317
	Xior Student Housing NV	130,191	3,746
	Retail Estates NV	56,561	3,444
	Intervest Offices & Warehouses NV	130,413	2,769
	Care Property Invest NV	172,222	2,128
			67,054
Brazil (0.6%)
	Allos SA	1,955,414	8,882
	Multiplan Empreendimentos Imobiliarios SA	1,247,388	6,121
	Iguatemi SA (BVMF)	1,034,090	4,116
	JHSF Participacoes SA	1,400,901	1,192
	LOG Commercial Properties e Participacoes SA	186,869	768
	Terra Santa Propriedades Agricolas SA	145,596	510
	Lavvi Empreendimentos Imobiliarios SA	351,759	472
*	Moura Dubeux Engenharia SA	206,300	418
			22,479
Canada (2.5%)
	Canadian Apartment Properties REIT	382,088	11,247
	RioCan REIT	685,522	8,330
	Tricon Residential Inc.	1,206,634	7,996
	Granite REIT	147,473	6,716
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Choice Properties REIT	748,707	6,500
[1]	SmartCentres REIT	330,797	5,126
	Dream Industrial REIT	596,594	5,038
[1]	Boardwalk REIT	104,337	4,872
	First Capital REIT	481,976	4,532
	H&R REIT	603,363	3,711
	StorageVault Canada Inc.	1,104,490	3,425
	Allied Properties REIT	290,519	3,321
[1]	Killam Apartment REIT	269,134	3,041
	InterRent REIT	320,765	2,720
[1]	CT REIT	244,110	2,227
[1]	Crombie REIT	240,237	2,110
	Primaris REIT	221,867	1,989
[1]	NorthWest Healthcare Properties REIT	547,956	1,585
[1]	DREAM Unlimited Corp. Class A	102,138	1,247
[1]	Artis REIT	255,044	1,133
[1]	Slate Grocery REIT Class U	135,450	962
[1,2]	Minto Apartment REIT	91,984	862
[1]	BSR REIT	78,848	832
[1]	Morguard North American Residential REIT	87,113	824
[1]	Nexus Industrial REIT	157,396	738
[1]	PRO REIT	131,353	405
[1]	Dream Office REIT	72,344	397
[1]	BTB REIT	186,529	386
[1]	True North Commercial REIT	202,693	212
			92,484
Chile (0.3%)
	Parque Arauco SA	3,062,733	4,187
	Cencosud Shopping SA	2,240,811	3,254
*	Plaza SA	1,381,636	1,670
			9,111
China (6.1%)
	China Resources Land Ltd.	13,290,446	49,748
	China Overseas Land & Investment Ltd.	17,333,710	32,711
[2]	Longfor Group Holdings Ltd.	7,679,008	11,179
	Wharf Holdings Ltd.	4,402,652	11,171
	China Vanke Co. Ltd. Class H	10,146,383	9,493
	Yuexiu Property Co. Ltd.	6,931,982	7,210
	C&D International Investment Group Ltd.	3,009,000	6,770
	Poly Developments and Holdings Group Co. Ltd. Class A	4,492,557	6,761
	China Vanke Co. Ltd. Class A	3,711,126	5,740
*,1	Country Garden Holdings Co. Ltd.	54,133,163	4,841
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,119,837	4,706
	Greentown China Holdings Ltd.	4,825,314	4,681
*,1	Sunac China Holdings Ltd.	15,492,000	3,231
[1]	China Jinmao Holdings Group Ltd.	25,413,054	3,117
*	Hopson Development Holdings Ltd.	4,488,718	2,628
	China Overseas Grand Oceans Group Ltd.	6,935,079	2,364
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,241,008	2,086
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	581,427	1,907
	Poly Property Group Co. Ltd.	9,213,048	1,896
*,1	Seazen Group Ltd.	11,596,666	1,882
	Shenzhen Investment Ltd.	10,742,201	1,579
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,082,600	1,523
	Yuexiu REIT	10,178,970	1,457
	Shui On Land Ltd.	16,154,038	1,424
*	Seazen Holdings Co. Ltd. Class A	848,853	1,378
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,164,418	1,333
*,1	Radiance Holdings Group Co. Ltd.	2,983,000	1,239
	Gemdale Corp. Class A	1,702,361	1,201
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,343,331	1,186
	Shanghai Lingang Holdings Corp. Ltd. Class A	771,263	1,131
[1,2]	Midea Real Estate Holding Ltd.	1,594,016	1,090
*,1	Guangzhou R&F Properties Co. Ltd. Class H	7,574,213	1,065
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	832,563	1,041
	China South City Holdings Ltd.	19,452,111	1,032
	Xinhu Zhongbao Co. Ltd. Class A	3,167,900	1,031
	China Enterprise Co. Ltd. Class A	1,992,369	920
	Huafa Industrial Co. Ltd. Zhuhai Class A	802,106	920
*	SOHO China Ltd.	8,742,545	905

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[2]	Red Star Macalline Group Corp. Ltd. Class H	2,862,236	903
	Shanghai Wanye Enterprises Co. Ltd. Class A	345,066	854
*,1	Agile Group Holdings Ltd.	8,352,159	800
*,1	Sino-Ocean Group Holding Ltd.	14,426,829	765
	Gemdale Properties & Investment Corp. Ltd.	25,538,000	757
*	Gree Real Estate Co. Ltd. Class A	710,337	692
	Joy City Property Ltd.	21,637,500	683
[1]	Powerlong Real Estate Holdings Ltd.	6,718,139	669
	Financial Street Holdings Co. Ltd. Class A	1,152,751	649
	China World Trade Center Co. Ltd. Class A	237,559	644
*,1	Kwg Group Holdings Ltd.	6,699,490	643
*,1,2,3	Redco Properties Group Ltd.	3,558,000	605
*	LVGEM China Real Estate Investment Co. Ltd.	5,236,000	587
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	390,870	584
*	Grandjoy Holdings Group Co. Ltd. Class A	1,174,299	558
	Nanjing Gaoke Co. Ltd. Class A	636,695	535
	Red Star Macalline Group Corp. Ltd. Class A	897,012	522
	Shanghai Lingang Holdings Corp. Ltd. Class B	901,673	509
	Beijing Capital Development Co. Ltd. Class A	983,750	500
	Cinda Real Estate Co. Ltd. Class A	928,723	495
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	312,965	480
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	290,700	476
	Shunfa Hengye Corp. Class A	873,120	463
*	Jinke Properties Group Co. Ltd. Class A	1,997,495	461
*,1	Logan Group Co. Ltd.	4,769,984	457
*	RiseSun Real Estate Development Co. Ltd. Class A	1,661,687	449
		Shares	Market Value• ($000)
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,042,729	446
	Suning Universal Co. Ltd. Class A	1,173,847	441
[1]	China Merchants Commercial REIT	2,670,000	437
*	Beijing North Star Co. Ltd. Class H	4,054,000	410
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	354,088	396
*	China Fortune Land Development Co. Ltd. Class A	1,459,800	375
*	Greattown Holdings Ltd. Class A	843,400	369
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,181,859	356
	Shanghai Industrial Development Co. Ltd. Class A	685,100	355
*,3	Jiayuan International Group Ltd.	15,242,000	337
	Rongan Property Co. Ltd. Class A	883,200	336
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	525,000	330
	Shenzhen SEG Co. Ltd. Class A	321,800	312
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,198,800	311
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,464,622	302
	Shenzhen Zhenye Group Co. Ltd. Class A	503,400	297
	Hefei Urban Construction Development Co. Ltd. Class A	314,465	295
	China Union Holdings Ltd. Class A	548,200	294
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	429,300	283
*	Guangdong Highsun Group Co. Ltd. Class A	976,703	271
	Bright Real Estate Group Co. Ltd. Class A	826,200	252
	China Wuyi Co. Ltd. Class A	583,800	251
	Shenzhen Properties & Resources Development Group Ltd. Class A	195,900	240

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Guangdong Shirongzhaoye Co. Ltd. Class A	260,700	237
*	Beijing North Star Co. Ltd. Class A	815,473	231
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	244,800	216
*,1	China SCE Group Holdings Ltd.	9,629,766	214
*	Chongqing Dima Industry Co. Ltd. Class A	907,700	195
[1]	Times China Holdings Ltd.	3,979,000	183
*	Yuzhou Group Holdings Co. Ltd.	5,883,383	107
*	Zhongliang Holdings Group Co. Ltd.	2,384,000	87
*,3	Yango Group Co. Ltd. Class A	1,591,019	80
*,3	Datang Group Holdings Ltd.	1,172,000	75
*	Redsun Properties Group Ltd.	3,834,000	49
			220,687
Egypt (0.1%)
	Talaat Moustafa Group	4,622,349	3,365
	Heliopolis Housing	1,813,827	690
	Madinet Masr For Housing & Development	5,879,910	609
*	Palm Hills Developments SAE	5,882,371	459
			5,123
Finland (0.3%)
	Kojamo OYJ	828,271	7,076
*	Citycon OYJ	369,616	1,955
			9,031
France (2.6%)
	Gecina SA	239,207	23,488
*	Unibail-Rodamco-Westfield	472,573	23,416
	Klepierre SA	908,790	22,069
	Covivio SA	225,637	9,669
	ICADE	145,833	4,765
	Mercialys SA	434,785	3,704
	Carmila SA	259,798	3,640
	Nexity SA	227,321	3,176
	Altarea SCA	21,364	1,521
			95,448
Germany (3.9%)
	Vonovia SE	3,799,008	87,461
*	LEG Immobilien SE (XETR)	345,802	21,617
*,1	Aroundtown SA	4,008,589	9,059
*	TAG Immobilien AG	816,445	8,927
	Deutsche Wohnen SE	241,085	5,188
*	Grand City Properties SA	336,314	3,007
	Hamborner REIT AG	331,212	2,191
[2]	Instone Real Estate Group SE	202,586	1,156
		Shares	Market Value• ($000)
	Deutsche EuroShop AG	63,232	1,149
[1]	BRANICKS Group AG	178,462	738
*,1	VIB Vermoegen AG	50,707	609
*,1,2	ADLER Group SA	575,463	255
			141,357
Greece (0.1%)
*	LAMDA Development SA	387,797	2,497
*	Dimand SA	36,947	420
			2,917
Hong Kong (8.7%)
	Sun Hung Kai Properties Ltd.	7,019,441	72,080
	Link REIT	11,942,486	54,806
	CK Asset Holdings Ltd.	8,860,113	44,286
	Wharf Real Estate Investment Co. Ltd.	7,203,652	25,199
	Henderson Land Development Co. Ltd.	6,082,936	15,916
	Sino Land Co. Ltd.	15,602,022	15,576
	Hongkong Land Holdings Ltd.	4,841,212	15,355
[2]	ESR Group Ltd.	11,000,200	14,134
	New World Development Co. Ltd.	6,463,000	11,862
	Hang Lung Properties Ltd.	8,167,932	10,736
	Swire Properties Ltd.	4,894,000	9,476
	Hysan Development Co. Ltd.	2,756,655	5,074
	Hang Lung Group Ltd.	3,751,103	4,996
	Kerry Properties Ltd.	2,700,332	4,544
	Fortune REIT	6,850,861	3,833
	Champion REIT	8,684,512	2,743
*	Shun Tak Holdings Ltd.	11,132,000	1,452
	Sunlight REIT	4,648,400	1,286
	Prosperity REIT	5,749,649	993
[1]	SF REIT	2,367,000	772
*	GR Properties Ltd.	4,508,000	276
*	Zensun Enterprises Ltd.	2,112,000	45
*,3	Sinic Holdings Group Co. Ltd.	2,979,000	—
			315,440
India (2.7%)
	DLF Ltd.	2,900,140	19,647
	Embassy Office Parks REIT	3,056,242	11,437
[2]	Macrotech Developers Ltd.	1,129,094	10,686
*	Godrej Properties Ltd.	534,436	10,665
	Phoenix Mills Ltd.	443,907	9,684
	Oberoi Realty Ltd.	546,067	7,463
	Prestige Estates Projects Ltd.	657,600	6,050
	Brigade Enterprises Ltd.	585,480	4,326
[2]	Mindspace Business Parks REIT	1,034,576	3,839

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[2]	Brookfield India Real Estate Trust	1,172,745	3,424
	Mahindra Lifespace Developers Ltd.	353,075	2,083
*	Indiabulls Real Estate Ltd.	2,228,034	1,960
	Sobha Ltd.	169,454	1,451
	Anant Raj Ltd.	483,316	1,410
	Sunteck Realty Ltd.	226,816	1,169
*	D B Realty Ltd.	492,280	1,012
	NESCO Ltd.	100,299	779
*	Hemisphere Properties India Ltd.	405,305	662
	Kolte-Patil Developers Ltd.	86,901	501
	Ashiana Housing Ltd.	181,747	468
	Ganesh Housing Corp. Ltd.	96,785	440
*	Keystone Realtors Ltd.	64,059	419
			99,575
Indonesia (0.3%)
	Ciputra Development Tbk PT	40,407,791	2,820
*	Bumi Serpong Damai Tbk PT	36,600,127	2,315
	Pakuwon Jati Tbk PT	68,488,128	1,724
	Summarecon Agung Tbk PT	49,337,081	1,661
*	Lippo Karawaci Tbk PT	156,155,349	865
*	Alam Sutera Realty Tbk PT	49,096,897	513
	Puradelta Lestari Tbk PT	40,018,900	430
*	Mega Manunggal Property Tbk PT	3,380,600	73
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			10,401
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,979,327	1,907
Israel (1.6%)
	Azrieli Group Ltd.	168,701	7,264
	Melisron Ltd.	116,787	6,330
	Mivne Real Estate KD Ltd.	2,767,008	5,971
	Amot Investments Ltd.	1,004,846	4,208
*	Airport City Ltd.	300,105	3,952
*	Big Shopping Centers Ltd.	55,768	3,909
	Alony Hetz Properties & Investments Ltd.	717,501	3,500
	REIT 1 Ltd.	899,802	3,254
	Sella Capital Real Estate Ltd.	1,007,950	1,791
	YH Dimri Construction & Development Ltd.	31,898	1,713
		Shares	Market Value• ($000)
*	Summit Real Estate Holdings Ltd.	167,272	1,603
	Mega Or Holdings Ltd.	106,406	1,460
	Israel Canada T.R Ltd.	616,868	1,298
	Isras Investment Co. Ltd.	7,355	1,244
	Aura Investments Ltd.	592,265	1,232
	Blue Square Real Estate Ltd.	24,609	1,206
	Africa Israel Residences Ltd.	28,402	1,204
	Menivim- The New REIT Ltd.	3,215,997	1,109
	G City Ltd.	409,701	992
	Electra Real Estate Ltd.	109,504	883
*	Argo Properties NV	57,487	707
	Prashkovsky Investments and Construction Ltd.	36,891	672
*	IES Holdings Ltd.	13,050	631
	Israel Land Development Co. Ltd.	83,528	522
	Gav-Yam Lands Corp. Ltd.	84,903	480
*	Property & Building Corp. Ltd.	12,314	378
*	Norstar Holdings Inc.	173,005	319
			57,832
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	249,396	512
Japan (24.9%)
	Mitsui Fudosan Co. Ltd.	4,366,457	94,642
	Daiwa House Industry Co. Ltd.	3,103,974	85,377
	Mitsubishi Estate Co. Ltd.	6,173,945	79,029
	Sumitomo Realty & Development Co. Ltd.	2,219,767	55,703
	Daito Trust Construction Co. Ltd.	305,225	32,740
	Nippon Building Fund Inc.	7,931	31,866
	Hulic Co. Ltd.	2,782,937	25,514
	Japan Real Estate Investment Corp.	6,631	24,630
	Nomura Real Estate Master Fund Inc.	21,956	24,228
	Japan Metropolitan Fund Investment	32,487	20,965
	GLP J-Reit	22,898	20,509
	Nippon Prologis REIT Inc.	11,502	20,466
	Daiwa House REIT Investment Corp.	9,928	17,570
	Tokyu Fudosan Holdings Corp.	2,810,744	16,376
	Orix JREIT Inc.	12,823	14,737
	United Urban Investment Corp.	14,404	14,522

11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Advance Residence Investment Corp.	6,433	13,987
	Tokyo Tatemono Co. Ltd.	973,183	12,922
	Nomura Real Estate Holdings Inc.	529,329	12,363
	Invincible Investment Corp.	31,178	11,991
	Japan Prime Realty Investment Corp.	4,628	10,840
[1]	Sekisui House REIT Inc.	20,350	10,718
	Nippon Accommodations Fund Inc.	2,345	9,448
	Japan Hotel REIT Investment Corp.	20,769	9,442
	Activia Properties Inc.	3,372	9,123
	Industrial & Infrastructure Fund Investment Corp.	9,833	8,838
	LaSalle Logiport REIT	8,659	8,492
[1]	Kenedix Office Investment Corp.	7,920	8,260
	Mitsui Fudosan Logistics Park Inc.	2,668	8,066
	Japan Logistics Fund Inc.	4,330	8,020
	AEON REIT Investment Corp.	8,196	7,803
	Daiwa Securities Living Investments Corp.	10,522	7,780
	Frontier Real Estate Investment Corp.	2,376	7,108
	Mori Hills REIT Investment Corp.	7,537	7,054
	Kenedix Residential Next Investment Corp.	4,976	6,952
	Comforia Residential REIT Inc.	3,126	6,634
	Hulic REIT Inc.	5,937	6,056
	Mitsubishi Estate Logistics REIT Investment Corp.	2,348	5,909
	Mori Trust REIT Inc.	12,041	5,870
	Daiwa Office Investment Corp.	1,329	5,814
[1]	NTT UD REIT Investment Corp.	6,504	5,362
	Japan Excellent Inc.	5,912	5,189
	Tokyu REIT Inc.	4,292	5,122
	Aeon Mall Co. Ltd.	441,983	5,026
	Kenedix Retail REIT Corp.	2,779	4,863
	NIPPON REIT Investment Corp.	2,083	4,812
[1]	Hoshino Resorts REIT Inc.	1,198	4,713
	Heiwa Real Estate REIT Inc.	4,621	4,320
	Star Asia Investment Corp.	11,032	4,157
	Heiwa Real Estate Co. Ltd.	148,832	3,810
		Shares	Market Value• ($000)
	Global One Real Estate Investment Corp.	4,783	3,628
	Fukuoka REIT Corp.	3,351	3,608
	Katitas Co. Ltd.	242,192	3,233
	CRE Logistics REIT Inc.	2,916	3,064
	SAMTY Co. Ltd.	186,200	3,062
	Hankyu Hanshin REIT Inc.	3,217	3,022
	Starts Corp. Inc.	153,300	2,912
[1]	Ichigo Office REIT Investment Corp.	4,895	2,746
[1]	SOSiLA Logistics REIT Inc.	3,358	2,660
	Advance Logistics Investment Corp.	3,101	2,526
	Samty Residential Investment Corp.	3,352	2,503
	Mirai Corp.	8,224	2,483
	Ichigo Inc.	1,065,100	2,331
	Takara Leben Real Estate Investment Corp.	3,248	2,127
	One REIT Inc.	1,171	2,029
*	Leopalace21 Corp.	901,750	1,940
	Keihanshin Building Co. Ltd.	199,700	1,832
	Health Care & Medical Investment Corp.	1,682	1,575
[1]	Starts Proceed Investment Corp.	1,137	1,562
	Tosei Corp.	128,500	1,518
	Sankei Real Estate Inc.	2,208	1,338
[1]	Tosei REIT Investment Corp.	1,445	1,302
	ESCON Japan REIT Investment Corp.	1,641	1,286
	Sun Frontier Fudousan Co. Ltd.	125,200	1,215
	Mirarth Holdings Inc.	384,952	1,122
*,1	TKP Corp.	74,900	1,019
	TOC Co. Ltd.	219,629	926
	Goldcrest Co. Ltd.	64,740	923
[1]	Marimo Regional Revitalization REIT Inc.	1,034	868
	Ichigo Hotel REIT Investment Corp.	1,215	841
	Tokaido REIT Inc.	1,008	840
	Xymax REIT Investment Corp.	1,082	836
	JSB Co. Ltd.	52,906	807
[1]	Arealink Co. Ltd.	41,500	754
*,1	SRE Holdings Corp.	46,600	714
	LA Holdings Co. Ltd.	22,500	694
	CRE Inc.	64,400	671
	Nippon Commercial Development Co. Ltd.	50,500	669
	Raysum Co. Ltd.	29,700	640
	Dear Life Co. Ltd.	118,800	592
	Ooedo Onsen REIT Investment Corp.	1,154	497
	Nisshin Group Holdings Co. Ltd.	130,500	440

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Japan Property Management Center Co. Ltd.	58,100	430
	Star Mica Holdings Co. Ltd.	101,900	409
			905,932
Kuwait (0.4%)
	Mabanee Co. KPSC	2,964,179	7,910
	Salhia Real Estate Co. KSCP	1,944,411	2,520
	Commercial Real Estate Co. KSC	6,780,318	2,155
	Kuwait Real Estate Co. KSC	2,708,608	1,393
*	National Real Estate Co. KPSC	4,653,788	1,002
*	Al Mazaya Holding Co. KSCP	2,950,773	520
			15,500
Malaysia (0.6%)
	IOI Properties Group Bhd.	8,471,400	3,290
	Sunway REIT	9,400,134	2,940
	Axis REIT	7,462,800	2,835
	IGB REIT	7,689,200	2,744
	Sime Darby Property Bhd.	15,859,300	2,048
	SP Setia Bhd. Group	9,322,900	1,646
	Pavilion REIT	5,234,900	1,329
	Mah Sing Group Bhd.	7,526,725	1,297
	Eco World Development Group Bhd. (XKLS)	5,839,200	1,238
	Matrix Concepts Holdings Bhd.	3,735,442	1,206
	OSK Holdings Bhd.	4,232,300	1,048
	UEM Sunrise Bhd.	5,710,765	954
	Eco World International Bhd.	3,898,000	278
			22,853
Mexico (1.5%)
	Fibra Uno Administracion SA de CV	13,116,085	19,911
	Corp. Inmobiliaria Vesta SAB de CV	3,749,250	11,756
	Prologis Property Mexico SA de CV	2,788,668	9,994
	TF Administradora Industrial S de RL de CV	3,596,020	5,836
[2]	FIBRA Macquarie Mexico	3,369,090	5,221
			52,718
Netherlands (0.5%)
[2]	CTP NV	497,090	7,247
	Eurocommercial Properties NV	199,336	4,280
	Wereldhave NV	187,437	2,827
	Vastned Retail NV	82,969	1,662
	NSI NV	83,339	1,505
			17,521
		Shares	Market Value• ($000)
New Zealand (0.4%)
	Goodman Property Trust	4,884,672	5,721
	Precinct Properties Group	6,250,310	4,046
	Kiwi Property Group Ltd.	7,286,643	3,291
	Argosy Property Ltd.	3,960,240	2,448
			15,506
Norway (0.1%)
[2]	Entra ASA	330,800	2,585
Philippines (1.4%)
	SM Prime Holdings Inc.	53,560,607	28,338
	Ayala Land Inc.	27,715,660	13,638
	Robinson's Land Corp.	8,069,372	1,984
	AREIT Inc.	3,217,020	1,859
	Megaworld Corp.	49,684,100	1,735
	RL Commercial REIT Inc.	17,130,500	1,430
	MREIT Inc.	4,658,000	1,000
	Citicore Energy REIT Corp.	11,200,000	499
	Filinvest Land Inc.	25,890,000	278
	Vista Land & Lifescapes Inc.	592,257	17
			50,778
Qatar (0.3%)
	Barwa Real Estate Co.	10,014,223	6,968
	United Development Co. QSC	8,070,229	2,161
*	Ezdan Holding Group QSC	7,466,036	1,709
*	Mazaya Real Estate Development QPSC	2,530,327	418
			11,256
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
*,3	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.9%)
*	Dar Al Arkan Real Estate Development Co.	2,478,365	9,981
*	Emaar Economic City	2,599,400	5,071
	Arabian Centres Co. Ltd.	757,099	4,048
	Arriyadh Development Co.	409,484	2,185
*	Saudi Real Estate Co.	616,718	1,967
	Retal Urban Development Co.	712,678	1,518
	Riyad REIT Fund	577,872	1,254
	Alandalus Property Co.	212,578	1,193
	Al Rajhi REIT	538,922	1,189
	Derayah REIT	486,079	1,023
	Sedco Capital REIT Fund	426,260	891
	Bonyan REIT	286,537	706
	Alkhabeer REIT	409,624	688

13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Sumou Real Estate Co.	63,728	648
	Musharaka Real Estate Income Fund	352,128	522
	Alinma Retail REIT Fund	399,185	482
	Al Maather REIT Fund	195,300	477
	Alahli REIT Fund 1	207,105	432
			34,275
Singapore (6.4%)
	CapitaLand Ascendas REIT	16,516,584	31,382
	CapitaLand Integrated Commercial Trust	23,489,168	30,189
	Capitaland Investment Ltd.	11,135,538	23,910
	Mapletree Logistics Trust	15,422,823	16,562
	Mapletree Industrial Trust	9,596,091	15,084
	City Developments Ltd.	2,359,590	10,891
	Mapletree Pan Asia Commercial Trust	10,699,641	10,399
	Frasers Logistics & Commercial Trust	13,497,352	10,253
[1]	UOL Group Ltd.	2,158,578	9,297
	Suntec REIT	10,414,727	8,369
	Keppel DC REIT	6,230,224	7,689
	Frasers Centrepoint Trust	4,993,040	7,553
	CapitaLand Ascott Trust	10,553,012	6,939
	ESR-LOGOS REIT	27,941,861	5,605
	Keppel REIT	9,194,515	5,339
	Parkway Life REIT	1,790,097	4,392
	PARAGON REIT	5,747,200	3,336
	Capitaland India Trust	4,611,842	3,233
	CapitaLand China Trust	5,456,208	3,148
	Lendlease Global Commercial REIT	8,095,389	3,015
	AIMS APAC REIT	3,169,988	2,778
	CDL Hospitality Trusts	3,164,199	2,237
	Starhill Global REIT	6,608,268	2,150
	Far East Hospitality Trust	4,929,692	2,129
	Cromwell European REIT	1,475,966	1,795
	Digital Core REIT Management Pte. Ltd.	3,374,000	1,705
	Sasseur REIT	2,506,800	1,145
	Hong Fok Corp. Ltd.	1,759,600	1,117
*	Yanlord Land Group Ltd.	2,554,104	1,055
	Keppel Pacific Oak US REIT	3,654,900	672
	Manulife US REIT	8,322,910	416
	Prime US REIT	2,899,900	270
[3]	EC World REIT	1,188,500	225
*,3	Eagle Hospitality Trust	2,602,300	—
			234,279
		Shares	Market Value• ($000)
South Africa (1.4%)
*	NEPI Rockcastle NV	2,244,961	12,132
	Growthpoint Properties Ltd.	16,086,503	8,362
	Redefine Properties Ltd.	33,191,790	6,242
*	Fortress Real Estate Investments Ltd.	5,546,379	3,899
	Vukile Property Fund Ltd.	4,215,543	2,813
	Resilient REIT Ltd.	1,400,665	2,793
	Hyprop Investments Ltd.	1,672,828	2,550
	Equites Property Fund Ltd.	3,641,501	2,240
	Attacq Ltd.	3,500,374	1,516
[1]	Stor-Age Property REIT Ltd.	2,203,608	1,420
*	Fortress Real Estate Investments Ltd. Class B	4,024,684	1,276
[1]	SA Corporate Real Estate Ltd.	11,697,582	1,200
	Burstone Group Ltd.	2,789,399	1,109
	Fairvest Ltd. Class B	6,327,120	1,063
	Emira Property Fund Ltd.	1,111,393	495
			49,110
South Korea (0.3%)
	JR Global REIT	764,783	2,231
	ESR Kendall Square REIT Co. Ltd.	752,620	1,786
	Shinhan Alpha REIT Co. Ltd.	343,428	1,560
	SK REITs Co. Ltd.	548,630	1,529
	LOTTE REIT Co. Ltd.	565,700	1,206
	Koramco Energy Plus REIT	226,356	893
[1]	SK D&D Co. Ltd.	33,512	682
	D&D Platform REIT Co. Ltd.	254,263	556
	NH All One REIT Co. Ltd.	202,358	489
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	163,911	472
	IGIS Value Plus REIT Co. Ltd.	103,106	314
	E KOCREF CR-REIT Co. Ltd.	52,558	191
	Haesung Industrial Co. Ltd.	31,206	165
	Dongwon Development Co. Ltd.	44,769	106
	Shinhan Seobu T&D REIT Co. Ltd.	2,351	6
			12,186
Spain (0.6%)
	Merlin Properties Socimi SA	1,549,058	12,916
	Inmobiliaria Colonial Socimi SA	1,335,404	7,492
	Lar Espana Real Estate Socimi SA	232,729	1,351
[2]	Aedas Homes SA	61,297	978

14

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,1,2	Metrovacesa SA	71,483	580
			23,317
Sweden (3.0%)
	Castellum AB	1,981,138	18,987
	Sagax AB Class B	956,227	17,310
*	Fastighets AB Balder Class B	3,091,006	13,133
	Fabege AB	1,140,050	8,506
	Wihlborgs Fastigheter AB	1,244,645	8,068
	Wallenstam AB Class B	2,036,879	6,889
	Hufvudstaden AB Class A	542,020	5,779
	Catena AB	150,846	4,997
	Pandox AB	416,798	4,102
	Atrium Ljungberg AB Class B	245,857	3,781
	Nyfosa AB	660,821	3,198
	Dios Fastigheter AB	487,403	2,638
	Cibus Nordic Real Estate AB publ	267,105	2,507
	NP3 Fastigheter AB	142,692	1,907
	Platzer Fastigheter Holding AB Class B	301,257	1,582
	Corem Property Group AB Class B	2,389,592	1,543
[1]	Samhallsbyggnadsbolaget i Norden AB	5,296,411	1,541
	Sagax AB Class D	618,850	1,393
*,1	Neobo Fastigheter AB	577,201	466
	Corem Property Group AB Class D	9,778	139
			108,466
Switzerland (2.3%)
	Swiss Prime Site AG (Registered)	356,518	33,138
	PSP Swiss Property AG (Registered)	213,146	26,225
	Allreal Holding AG (Registered)	71,746	11,513
	Mobimo Holding AG (Registered)	33,736	9,318
	Intershop Holding AG	5,378	3,569
*,1	Peach Property Group AG	58,587	770
			84,533
Taiwan (1.3%)
	Highwealth Construction Corp.	7,368,890	9,259
	Ruentex Development Co. Ltd.	8,670,483	8,695
	Huaku Development Co. Ltd.	1,078,854	3,047
	Farglory Land Development Co. Ltd.	1,210,631	2,231
	Chong Hong Construction Co. Ltd.	975,297	2,173
	Sakura Development Co. Ltd.	1,447,271	1,942
	Delpha Construction Co. Ltd.	2,265,000	1,886
		Shares	Market Value• ($000)
	Kindom Development Co. Ltd.	1,748,900	1,843
	Prince Housing & Development Corp.	5,031,478	1,653
	Da-Li Development Co. Ltd.	1,377,550	1,350
	Advancetek Enterprise Co. Ltd.	1,222,000	1,320
	I-Sunny Construction & Development Co. Ltd.	515,848	1,267
	Cathay Real Estate Development Co. Ltd.	2,252,100	1,056
[1]	Fu Hua Innovation Co. Ltd.	1,276,215	1,016
	Hung Sheng Construction Ltd.	1,638,520	908
	KEE TAI Properties Co. Ltd.	1,890,869	879
	Hong Pu Real Estate Development Co. Ltd.	994,194	829
	Yungshin Construction & Development Co. Ltd.	310,000	796
*	Radium Life Tech Co. Ltd.	2,555,000	690
	Yea Shin International Development Co. Ltd.	849,842	676
	Crowell Development Corp.	777,000	656
*	Kuo Yang Construction Co. Ltd.	1,140,802	634
[1]	Huang Hsiang Construction Corp.	500,000	595
	Shin Ruenn Development Co. Ltd.	385,000	590
	GTM Holdings Corp.	584,000	529
*	Shining Building Business Co. Ltd.	1,631,869	512
*	King's Town Construction Co. Ltd.	365,000	344
	Hung Ching Development & Construction Co. Ltd.	78,000	55
*,3	Taiwan Land Development Corp.	2,224,000	—
			47,431
Thailand (1.2%)
	Central Pattana PCL	6,255,300	10,882
	WHA Corp. PCL	34,109,686	4,749
	Land & Houses PCL (Registered)	16,738,900	3,516
	CPN Retail Growth Leasehold REIT	9,005,235	2,379

15

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Lotus's Retail Growth Freehold And Leasehold Property Fund	7,293,300	2,332
	WHA Premium Growth Freehold & Leasehold REIT Class F	8,729,996	2,197
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	6,696,700	1,789
	Amata Corp. PCL	2,671,723	1,769
	Supalai PCL	3,236,481	1,658
	MBK PCL	3,621,200	1,614
	AP Thailand PCL	4,509,820	1,356
	Quality Houses PCL	20,439,400	1,274
	Sansiri PCL	29,533,525	1,258
	IMPACT Growth REIT	3,295,100	1,145
	Origin Property PCL Class F	4,215,398	1,050
	Pruksa Holding PCL	2,973,900	1,035
	BA Airport Leasehold REIT	3,782,300	862
[1]	SC Asset Corp. PCL	8,828,640	831
*	Bangkok Land PCL	40,393,795	775
	Pruksa Real Estate PCL	3,024,500	526
	Assetwise PCL	1,801,800	432
	Hemaraj Leasehold REIT	2,117,000	342
[1]	Singha Estate PCL	13,087,000	321
	Noble Development PCL	3,124,328	301
	Sansiri PCL NDVR	192,075	8
			44,401
Turkey (0.3%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,152,853	1,888
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,695,305	1,639
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,136,544	1,634
	Yeni Gimat Gayrimenkul Ortakligi A/S	902,883	1,184
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	697,724	826
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,091,001	703
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	356,735	668
*	AKIS Gayrimenkul Yatirimi A/S	1,603,541	643
*	Servet Gayrimenkul Yatirim Ortakligi A/S	48,870	604
	Pasifik Gayrimenkul Yatirim Ortakligi	2,515,422	569
		Shares	Market Value• ($000)
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	704,982	565
*	Ozak Gayrimenkul Yatirim Ortakligi	1,823,618	564
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	2,715,221	417
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,629,214	356
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	485,078	297
			12,557
United Arab Emirates (2.5%)
	Emaar Properties PJSC	28,980,133	52,796
	Aldar Properties PJSC	17,647,859	24,999
	Emaar Development PJSC	3,753,483	6,334
	TECOM Group PJSC	2,917,564	2,066
*	RAK Properties PJSC	4,604,135	1,342
*	Deyaar Development PJSC	5,188,846	832
*,3	Eshraq Investments PJSC	6,402,405	759
*	Manazel PJSC	5,937,519	585
			89,713
United Kingdom (7.3%)
	Segro plc	5,714,556	49,672
	Land Securities Group plc	3,506,537	24,306
	UNITE Group plc	1,847,718	19,553
	British Land Co. plc	4,366,822	15,831
	Tritax Big Box REIT plc	8,853,852	14,741
	Derwent London plc	522,776	11,618
	Shaftesbury Capital plc	9,076,139	11,506
	Grainger plc	3,445,942	9,537
	Big Yellow Group plc	814,828	9,476
	LondonMetric Property plc	4,571,320	9,212
	Safestore Holdings plc	1,017,523	8,467
	LXI REIT plc	7,976,178	8,336
	Assura plc	13,799,740	6,874
	Primary Health Properties plc	6,223,944	6,800
	Great Portland Estates plc	1,184,000	5,621
	Sirius Real Estate Ltd.	5,467,849	5,313
	Supermarket Income REIT plc	5,782,576	5,106
	Hammerson plc	17,974,640	4,823
	Workspace Group plc	637,596	3,747
	Empiric Student Property REIT plc	2,819,271	2,897
	Urban Logistics REIT plc	2,193,476	2,782
	UK Commercial Property REIT Ltd.	3,962,188	2,542
	Balanced Commercial Property Trust Ltd.	3,277,773	2,520

16

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Target Healthcare REIT plc	2,869,387	2,518
	PRS REIT plc	2,441,044	2,143
	Custodian Property Income REIT plc	2,053,213	2,053
	Picton Property Income Ltd.	2,557,544	2,024
	Impact Healthcare REIT plc (XLON)	1,928,272	1,945
	Warehouse Reit plc	1,988,898	1,755
[3]	Home REIT plc	3,771,148	1,744
	NewRiver REIT plc	1,463,313	1,391
[1]	Life Science REIT plc	1,612,660	1,204
	Schroder REIT Ltd.	2,434,206	1,200
	Helical plc	491,500	1,148
[2]	Triple Point Social Housing REIT plc	1,606,784	1,061
	Standard Life Investment Property Income Trust REIT Ltd.	1,865,797	1,058
	AEW UK REIT plc	730,752	833
[2]	Regional REIT Ltd.	2,165,724	742
	CLS Holdings plc	620,213	655
			264,754
Total Common Stocks (Cost $5,233,540)			3,615,290
Preferred Stock (0.0%)
	Iguatemi SA Preference Shares (Cost $56)	34,973	69
Warrants (0.0%)
*,3	MBK PCL Exp. 11/15/23	127,968	58
*	Eco World Development Group Bhd. Exp. 4/12/29	1,186,080	50
		Shares	Market Value• ($000)
*	Noble Development PCL Exp. 1/12/24	783,375	—
Total Warrants (Cost $48)			108
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $91,740)	917,662	91,757
Total Investments (101.8%) (Cost $5,325,384)			3,707,224
Other Assets and Liabilities—Net (-1.8%)			(66,293)
Net Assets (100%)			3,640,931
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,315,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $66,547,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $91,954,000 was received for securities on loan, of which $91,755,000 is held in Vanguard Market Liquidity Fund and $199,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2023	187	18,458	(788)
MSCI Emerging Markets Index	December 2023	129	5,929	(299)
Topix Index	December 2023	16	2,379	(83)
				(1,170)

17

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	12/20/23	AUD	4,641	USD	2,947	2	—
State Street Bank & Trust Co.	12/20/23	AUD	2,000	USD	1,288	—	(17)
State Street Bank & Trust Co.	12/20/23	INR	76,148	USD	913	—	—
Royal Bank of Canada	12/20/23	JPY	111,290	USD	764	—	(24)
Toronto-Dominion Bank	12/20/23	USD	5,103	AUD	7,916	73	—
Toronto-Dominion Bank	12/20/23	USD	611	CAD	829	13	—
State Street Bank & Trust Co.	12/20/23	USD	2,268	CHF	2,000	56	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	3,419	EUR	3,172	55	—
Toronto-Dominion Bank	12/20/23	USD	2,180	GBP	1,749	53	—
UBS AG	12/20/23	USD	1,258	HKD	9,825	1	—
State Street Bank & Trust Co.	12/20/23	USD	4,231	JPY	616,171	131	—
Royal Bank of Canada	12/20/23	USD	2,116	JPY	307,657	68	—
Barclays Bank plc	12/20/23	USD	183	SEK	2,027	1	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	2,970	SGD	4,037	15	—
State Street Bank & Trust Co.	12/20/23	USD	114	ZAR	2,190	—	(3)
						468	(44)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,233,644)	3,615,467
Affiliated Issuers (Cost $91,740)	91,757
Total Investments in Securities	3,707,224
Investment in Vanguard	133
Cash	199
Cash Collateral Pledged—Futures Contracts	717
Cash Collateral Pledged—Forward Currency Contracts	60
Foreign Currency, at Value (Cost $4,039)	3,961
Receivables for Investment Securities Sold	26,934
Receivables for Accrued Income	21,342
Receivables for Capital Shares Issued	4,861
Variation Margin Receivable—Futures Contracts	16
Unrealized Appreciation—Forward Currency Contracts	468
Total Assets	3,765,915
Liabilities
Due to Custodian	28,833
Collateral for Securities on Loan	91,954
Payables for Capital Shares Redeemed	116
Payables to Vanguard	346
Unrealized Depreciation—Forward Currency Contracts	44
Deferred Foreign Capital Gains Taxes	3,691
Total Liabilities	124,984
Net Assets	3,640,931
1 Includes $82,315,000 of securities on loan.
19

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	6,170,472
Total Distributable Earnings (Loss)	(2,529,541)
Net Assets	3,640,931

ETF Shares—Net Assets
Applicable to 85,715,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,198,469
Net Asset Value Per Share—ETF Shares	$37.32

Admiral Shares—Net Assets
Applicable to 12,354,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	279,532
Net Asset Value Per Share—Admiral Shares	$22.63

Institutional Shares—Net Assets
Applicable to 2,162,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	162,930
Net Asset Value Per Share—Institutional Shares	$75.34

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	164,659
Interest[2]	301
Securities Lending—Net	4,078
Total Income	169,038
Expenses
The Vanguard Group—Note B
Investment Advisory Services	284
Management and Administrative—ETF Shares	3,099
Management and Administrative—Admiral Shares	295
Management and Administrative—Institutional Shares	141
Marketing and Distribution—ETF Shares	108
Marketing and Distribution—Admiral Shares	16
Marketing and Distribution—Institutional Shares	4
Custodian Fees	515
Auditing Fees	38
Shareholders’ Reports—ETF Shares	320
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	232
Total Expenses	5,061
Expenses Paid Indirectly	(2)
Net Expenses	5,059
Net Investment Income	163,979
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(185,891)
Futures Contracts	2,963
Forward Currency Contracts	140
Foreign Currencies	(752)
Realized Net Gain (Loss)	(183,540)
21

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	42,886
Futures Contracts	(820)
Forward Currency Contracts	(32)
Foreign Currencies	172
Change in Unrealized Appreciation (Depreciation)	42,206
Net Increase (Decrease) in Net Assets Resulting from Operations	22,645
1	Dividends are net of foreign withholding taxes of $14,426,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $244,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,000.
4	Includes $10,529,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,104,000.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,979	172,729
Realized Net Gain (Loss)	(183,540)	(225,490)
Change in Unrealized Appreciation (Depreciation)	42,206	(1,704,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,645	(1,757,591)
Distributions
ETF Shares	(21,147)	(254,915)
Admiral Shares	(1,898)	(25,162)
Institutional Shares	(898)	(10,731)
Total Distributions	(23,943)	(290,808)
Capital Share Transactions
ETF Shares	(157,325)	81,681
Admiral Shares	(33,152)	(10,341)
Institutional Shares	25,326	1,732
Net Increase (Decrease) from Capital Share Transactions	(165,151)	73,072
Total Increase (Decrease)	(166,449)	(1,975,327)
Net Assets
Beginning of Period	3,807,380	5,782,707
End of Period	3,640,931	3,807,380

See accompanying Notes, which are an integral part of the Financial Statements.
23

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.45	$57.39	$47.04	$60.79	$52.99
Investment Operations
Net Investment Income[1]	1.641	1.679	2.145	1.761	2.033
Net Realized and Unrealized Gain (Loss) on Investments	(1.536)	(18.724)	9.312	(11.864)	7.969
Total from Investment Operations	.105	(17.045)	11.457	(10.103)	10.002
Distributions
Dividends from Net Investment Income	(.235)	(2.895)	(1.107)	(3.647)	(2.202)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.235)	(2.895)	(1.107)	(3.647)	(2.202)
Net Asset Value, End of Period	$37.32	$37.45	$57.39	$47.04	$60.79
Total Return	0.22%	-31.15%	24.47%	-17.71%	19.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,198	$3,355	$5,071	$4,219	$5,945
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.48%	3.80%	3.44%	3.54%
Portfolio Turnover Rate[3]	5%	10%	7%	11%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.73	$34.80	$28.51	$36.84	$32.11
Investment Operations
Net Investment Income[1]	.995	1.017	1.302	1.079	1.236
Net Realized and Unrealized Gain (Loss) on Investments	(.954)	(11.332)	5.656	(7.199)	4.828
Total from Investment Operations	.041	(10.315)	6.958	(6.120)	6.064
Distributions
Dividends from Net Investment Income	(.141)	(1.755)	(.668)	(2.210)	(1.334)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.141)	(1.755)	(.668)	(2.210)	(1.334)
Net Asset Value, End of Period	$22.63	$22.73	$34.80	$28.51	$36.84
Total Return[2]	0.12%	-31.06%	24.48%	-17.71%	19.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$280	$313	$499	$421	$617
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.47%	3.80%	3.49%	3.55%
Portfolio Turnover Rate[4]	5%	10%	7%	11%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.62	$115.86	$94.98	$122.73	$106.98
Investment Operations
Net Investment Income[1]	3.320	3.391	4.376	3.646	4.143
Net Realized and Unrealized Gain (Loss) on Investments	(3.115)	(37.785)[2]	18.763	(24.030)	16.064
Total from Investment Operations	.205	(34.394)	23.139	(20.384)	20.207
Distributions
Dividends from Net Investment Income	(.485)	(5.846)	(2.259)	(7.366)	(4.457)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.485)	(5.846)	(2.259)	(7.366)	(4.457)
Net Asset Value, End of Period	$75.34	$75.62	$115.86	$94.98	$122.73
Total Return[3]	0.20%	-31.10%	24.44%	-17.71%	19.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163	$140	$213	$205	$232
Ratio of Total Expenses to Average Net Assets	0.11%[4]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.48%	3.84%	3.55%	3.57%
Portfolio Turnover Rate[5]	5%	10%	7%	11%	7%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
27

Global ex-U.S. Real Estate Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
28

Global ex-U.S. Real Estate Index Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
29

Global ex-U.S. Real Estate Index Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $133,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
30

Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	167,681	9,111	—	176,792
Common Stocks—Other	—	3,434,673	3,825	3,438,498
Preferred Stock	69	—	—	69
Warrants	—	50	58	108
Temporary Cash Investments	91,757	—	—	91,757
Total	259,507	3,443,834	3,883	3,707,224
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	468	—	468
Liabilities
Futures Contracts[1]	1,170	—	—	1,170
Forward Currency Contracts	—	44	—	44
Total	1,170	44	—	1,214
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	468	468

Unrealized Depreciation—Futures Contracts[1]	1,170	—	1,170
Unrealized Depreciation—Forward Currency Contracts	—	44	44
Total Liabilities	1,170	44	1,214
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
31

Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,963	—	2,963
Forward Currency Contracts	—	140	140
Realized Net Gain (Loss) on Derivatives	2,963	140	3,103
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(820)	—	(820)
Forward Currency Contracts	—	(32)	(32)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(820)	(32)	(852)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,444
Total Distributable Earnings (Loss)	(5,444)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	127,348
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,672,046)
Capital Loss Carryforwards	(986,169)
Qualified Late-Year Losses	—
Other Temporary Differences	1,326
Total	(2,529,541)
32

Global ex-U.S. Real Estate Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	23,943	290,808
Long-Term Capital Gains	—	—
Total	23,943	290,808
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,374,390
Gross Unrealized Appreciation	175,228
Gross Unrealized Depreciation	(1,842,459)
Net Unrealized Appreciation (Depreciation)	(1,667,231)
G.	During the year ended October 31, 2023, the fund purchased $357,519,000 of investment securities and sold $389,629,000 of investment securities, other than temporary cash investments. Purchases and sales include $52,619,000 and $207,412,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	77,245	1,944	192,647	3,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(234,570)	(5,800)	(110,966)	(2,600)
Net Increase (Decrease)—ETF Shares	(157,325)	(3,856)	81,681	1,218
Admiral Shares
Issued[1]	38,297	1,497	80,760	2,822
Issued in Lieu of Cash Distributions	1,549	61	19,717	624
Redeemed[2]	(72,998)	(2,958)	(110,818)	(4,043)
Net Increase (Decrease)—Admiral Shares	(33,152)	(1,400)	(10,341)	(597)
33

Global ex-U.S. Real Estate Index Fund
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	25,220	309	4	—
Issued in Lieu of Cash Distributions	151	2	1,728	16
Redeemed[2]	(45)	—	—	—
Net Increase (Decrease)—Institutional Shares	25,326	311	1,732	16
1	Includes purchase fees for fiscal 2023 and 2022 of $159,000 and $254,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2023 and 2022 of $173,000 and $326,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2023, one shareholder was a record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
34

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
35

Tax information (unaudited)
The fund hereby designates $1,312,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $70,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $178,776,000 and foreign taxes paid of $13,780,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
36

The S&P Global ex-U.S. Property Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Global ex-U.S. Real Estate Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Global ex-U.S. Real Estate Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Global ex-U.S. Real Estate Index Fund particularly or the ability of the S&P Global ex-U.S. Property Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Global ex-U.S. Property Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Global ex-U.S. Property Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Global ex-U.S. Real Estate Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Global ex-U.S. Real Estate Index Fund into consideration in determining, composing or calculating the S&P Global ex-U.S. Property Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Global ex-U.S. Real Estate Index Fund or the timing of the issuance or sale of Vanguard Global ex-U.S. Real Estate Index Fund or in the determination or calculation of the equation by which Vanguard Global ex-U.S. Real Estate Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Global ex-U.S. Real Estate Index Fund. There is no assurance that investment products based on the S&P Global ex-U.S. Property Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
37

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7380 122023

Annual Report  |  October 31, 2023
Vanguard Emerging Markets Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, returns for Vanguard Emerging Markets Stock Index Fund ranged from 10.72% for Investor Shares to 10.96% for Institutional Shares and Institutional Plus Shares. The fund’s target index returned 11.08%.
•	Early on, inflation in many developed markets eased off multidecade highs amid ongoing interest rate hikes by central banks. Unexpected resilience in labor markets and consumer spending helped dial back expectations of a sustained global recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Nine of the index’s 11 industry sectors posted positive returns. Technology, which overtook financials to end the period as the largest sector by weight, returned the most by far and accounted for nearly half the index’s gain. Basic materials and utilities posted slight declines.
•	On a geographic basis, returns were powered by companies in China and Taiwan. Chinese companies returned about 18% and Taiwanese companies about 30%, on average, recouping much of the larger declines they recorded during the 12 months ended October 31, 2022.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$960.70	$1.43
FTSE Emerging Markets ETF Shares	1,000.00	961.70	0.40
Admiral™ Shares	1,000.00	961.40	0.69
Institutional Shares	1,000.00	961.60	0.49
Institutional Plus Shares	1,000.00	961.60	0.40
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.74	$1.48
FTSE Emerging Markets ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Emerging Markets Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through  October 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Investor Shares	10.72%	2.75%	1.50%	$11,608
Spliced Emerging Markets Index	11.08	3.12	1.72	11,864
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301
Spliced Emerging Markets Index: FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Emerging Markets ETF Shares Net Asset Value	10.95%	2.98%	1.70%	$11,840
FTSE Emerging Markets ETF Shares Market Price	10.28	2.95	1.77	11,919
Spliced Emerging Markets Index	11.08	3.12	1.72	11,864
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Admiral Shares	10.92%	2.91%	1.67%	$11,798
Spliced Emerging Markets Index	11.08	3.12	1.72	11,864
FTSE Global All Cap ex US Index	11.93	3.75	2.89	13,301

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Emerging Markets Stock Index Fund Institutional Shares	10.96%	2.95%	1.71%	$5,921,993
Spliced Emerging Markets Index	11.08	3.12	1.72	5,932,056
FTSE Global All Cap ex US Index	11.93	3.75	2.89	6,650,389

See Financial Highlights for dividend and capital gains information.
4

Emerging Markets Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Emerging Markets Stock Index Fund Institutional Plus Shares	10.96%	2.97%	1.72%	$118,641,910
Spliced Emerging Markets Index	11.08	3.12	1.72	118,641,110
FTSE Global All Cap ex US Index	11.93	3.75	2.89	133,007,770
Cumulative Returns of ETF Shares: October 31, 2013, Through October 31, 2023
	One Year	Five Years	Ten Years
FTSE Emerging Markets ETF Shares Market Price	10.28%	15.65%	19.19%
FTSE Emerging Markets ETF Shares Net Asset Value	10.95	15.79	18.40
Spliced Emerging Markets Index	11.08	16.61	18.64
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Emerging Markets Stock Index Fund
Fund Allocation
As of October 31, 2023

China	31.2%
India	19.8
Taiwan	17.9
Brazil	6.3
Saudi Arabia	4.4
South Africa	3.3
Mexico	2.8
Thailand	2.6
Indonesia	2.2
Malaysia	1.9
United Arab Emirates	1.8
Turkey	1.2
Qatar	1.0
Other	3.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Brazil (4.8%)
	Vale SA	51,853,641	709,655
	Petroleo Brasileiro SA	52,993,116	397,731
	B3 SA - Brasil Bolsa Balcao	78,483,411	172,790
	Ambev SA	59,250,276	151,130
	WEG SA	20,333,150	133,128
	Centrais Eletricas Brasileiras SA	18,373,575	126,967
	Localiza Rent a Car SA	11,484,599	115,877
	Banco do Brasil SA	11,749,599	112,678
	Banco BTG Pactual SA	17,771,975	104,339
	Suzano SA	9,612,953	98,327
*	PRIO SA	9,218,403	87,215
	Raia Drogasil SA	15,226,230	77,917
	Rumo SA	17,084,378	75,599
	Equatorial Energia SA	11,977,227	75,069
	Itau Unibanco Holding SA ADR	13,857,804	73,585
	JBS SA	18,421,891	73,187
	Vibra Energia SA	15,282,756	59,988
	BB Seguridade Participacoes SA	9,200,378	56,132
	Telefonica Brasil SA	5,972,120	53,588
	Cosan SA	16,477,421	51,474
	Banco Bradesco SA	20,656,025	50,352
*,1	Hapvida Participacoes e Investimentos SA	64,968,992	47,550
	Ultrapar Participacoes SA	11,469,922	46,524
[1]	Rede D'Or Sao Luiz SA	10,569,698	45,325
	Klabin SA	10,442,959	44,326
[2]	Petroleo Brasileiro SA ADR	2,924,752	40,449
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,402,013	39,386
	Energisa SA	4,047,079	37,414
	CCR SA	15,323,217	36,410
*	Eneva SA	16,760,548	35,969
	Sendas Distribuidora SA	16,559,875	35,933
*	Natura & Co. Holding SA	13,173,628	33,315
	Hypera SA	5,498,286	33,033
	Lojas Renner SA	13,214,129	32,133
	TOTVS SA	6,121,750	30,732
	TIM SA	9,704,523	29,200
*	Embraer SA	8,318,248	29,021
	Allos SA	6,371,178	28,938
*	BRF SA	12,848,009	27,191
*	3R Petroleum Oleo E Gas SA	3,271,507	21,050
	Banco Bradesco SA ADR	7,383,891	20,601
	Transmissora Alianca de Energia Eletrica SA	3,036,092	20,348
[1]	GPS Participacoes e Empreendimentos SA	5,901,318	18,798
	Kinea Indice de Precos FII	1,028,773	18,771
	Engie Brasil Energia SA	2,399,716	18,706
[2]	Cia Paranaense de Energia ADR	2,268,435	18,510
*	Multiplan Empreendimentos Imobiliarios SA	3,753,445	18,418
	CSHG Logistica FI Imobiliario	585,909	18,361
	Itau Unibanco Holding SA	3,945,912	17,782
*	XP Log FII	807,070	17,441
	CPFL Energia SA	2,625,747	17,416
[2]	Banco Santander Brasil SA ADR	3,101,965	16,409
	Sao Martinho SA	2,242,587	15,768
	Cia Paranaense de Energia	9,531,419	14,859
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,274,724	14,710
		Shares	Market Value• ($000)
	Santos Brasil Participacoes SA	9,888,106	14,513
	Cia de Saneamento do Parana	3,298,930	14,232
	Tres Tentos Agroindustrial SA	6,498,171	14,216
	Fleury SA	4,781,160	14,215
	YDUQS Participacoes SA	4,001,350	14,071
	Cia Siderurgica Nacional SA	5,818,182	13,571
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,802,338	13,568
	Caixa Seguridade Participacoes SA	6,245,500	13,403
	Auren Energia SA	4,996,686	13,300
	Atacadao SA	7,252,175	12,903
*	Porto Seguro SA	2,501,436	12,508
*	Cogna Educacao SA	25,742,500	12,254
	Petroreconcavo SA	2,732,196	11,239
	M Dias Branco SA	1,734,445	11,211
*	Magazine Luiza SA	41,700,037	11,000
	Cielo SA	15,654,286	10,929
	Neoenergia SA	3,142,659	10,921
	Kinea Rendimentos Imobiliarios FII	530,525	10,774
	Kinea Renda Imobiliaria FII	339,410	10,750
	SLC Agricola SA	1,463,983	10,674
	Arezzo Industria e Comercio SA	905,867	10,491
	Banco Santander Brasil SA	1,956,277	10,445
*	IRB-Brasil Resseguros SA	1,116,777	9,013
	Alupar Investimento SA	1,572,629	8,734
	Marfrig Global Foods SA	6,783,822	8,692
	XP Log FII (BVMF)	387,637	8,377
*	MRV Engenharia e Participacoes SA	5,081,313	8,315
	FII Iridium	528,384	8,255
	Cia de Saneamento de Minas Gerais Copasa MG	2,586,170	8,176
	Odontoprev SA	3,889,774	8,055
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	7,867
*	AES Brasil Energia SA	3,811,600	7,613
	Cia Energetica de Minas Gerais ADR	3,337,775	7,577
	Cia Energetica de Minas Gerais	2,465,400	7,531
	CSN Mineracao SA	7,209,614	7,407
	Hedge Brasil Shopping FII	162,000	7,346
*	Diagnosticos da America SA	3,728,865	7,167
	Capitania Securities II FII	4,490,000	6,973
*	Log-in Logistica Intermodal SA	859,200	6,960
	Vinci Shopping Centers FII	295,000	6,855
*	Omega Energia SA	4,419,547	6,662
	Grupo De Moda Soma SA	6,136,990	6,439
	Vivara Participacoes SA	1,270,700	6,427
	Wilson Sons SA	2,403,534	6,421
[1]	Locaweb Servicos de Internet SA	5,936,844	6,406
*	Embraer SA ADR	454,270	6,333
*	Grupo Mateus SA	5,441,108	6,281
	Dexco SA	4,587,118	6,241
*	Oncoclinicas do Brasil Servicos Medicos SA	3,221,655	6,058
	Fii UBS Br Receb Imob	360,000	6,057
	Smartfit Escola de Ginastica e Danca SA	1,573,300	6,044
[2]	Cia Siderurgica Nacional SA ADR	2,553,679	5,899
	CSHG Renda Urbana FII	227,000	5,822
	Maxi Renda FII	2,700,000	5,789
	Grendene SA	4,621,397	5,683
	SIMPAR SA	4,098,800	5,626
7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	XP MALLS FDO INV IMOB FII	260,000	5,626
	Minerva SA	3,611,757	5,423
	Direcional Engenharia SA	1,437,131	4,948
	Mills Estruturas e Servicos de Engenharia SA	2,374,459	4,893
	Tupy SA	958,992	4,639
	Vulcabras Azaleia SA	1,282,435	4,556
*	Hidrovias do Brasil SA	5,523,700	4,328
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	4,236
[2]	Centrais Eletricas Brasileiras SA ADR	604,277	4,139
	Fras-Le SA	1,379,772	4,094
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	4,093
[2]	TIM SA ADR	270,227	4,078
[2]	Sendas Distribuidora SA ADR	371,679	4,022
	Iochpe Maxion SA	1,789,849	4,004
	Gerdau SA ADR	915,277	3,972
	JHSF Participacoes SA	4,590,500	3,906
*	Zamp SA	3,092,911	3,895
	Enauta Participacoes SA	1,124,630	3,888
	CM Hospitalar SA	1,300,250	3,840
	Mahle Metal Leve SA	525,673	3,799
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	3,787
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	3,768
	Pet Center Comercio e Participacoes SA	4,653,795	3,286
	Movida Participacoes SA	1,886,350	3,274
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	2,833
	LOG Commercial Properties e Participacoes SA	620,218	2,549
*,2	Braskem SA Class A ADR	375,062	2,397
	Armac Locacao Logistica E Servicos SA	984,150	2,368
*	Anima Holding SA	4,283,775	2,209
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	1,939
	FII Hectare Ce	252,262	1,931
*	Grupo Casas Bahia SA	21,595,573	1,927
	Camil Alimentos SA	1,402,600	1,917
*	Itausa SA	1,083,886	1,845
	Blau Farmaceutica SA	609,500	1,838
	Hospital Mater Dei SA	1,296,626	1,811
	Grupo SBF SA	1,292,568	1,795
	Ambipar Participacoes e Empreendimentos SA	659,848	1,786
	Bradespar SA	434,936	1,767
*	Lojas Quero-Quero SA	2,219,561	1,713
	Iguatemi SA (BVMF)	424,652	1,690
	Empreendimentos Pague Menos SA	2,713,115	1,614
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,466
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	1,418
*	Cia Brasileira de Distribuicao	1,841,883	1,322
	Cia Brasileira de Aluminio	1,673,285	1,261
*	Guararapes Confeccoes SA	1,167,760	1,096
	BRPR Corporate Offices Fundo de Investimento Imobiliario	70,416	877
*,2	Cia Brasileira de Distribuicao ADR	354,344	234
	Iguatemi SA	234,000	118
			4,452,029
Chile (0.5%)
	Banco de Chile	602,223,934	61,858
	Empresas Copec SA	6,689,547	44,287
	Cencosud SA	18,173,794	29,453
	Empresas CMPC SA	16,283,476	29,122
	Banco Santander Chile	619,015,450	26,979
*	Enel Americas SA	260,108,142	26,742
	Banco de Credito e Inversiones SA	966,948	23,130
*	Falabella SA	10,841,162	22,084
	Enel Chile SA	332,516,941	19,681
*	Latam Airlines Group SA	2,325,207,615	18,190
		Shares	Market Value• ($000)
	Colbun SA	101,859,477	14,784
	Cia Sud Americana de Vapores SA	241,317,800	13,400
	Parque Arauco SA	9,436,180	12,900
[2]	Sociedad Quimica y Minera de Chile SA ADR	232,049	11,231
	Aguas Andinas SA Class A	37,741,645	11,012
	Banco Santander Chile ADR	591,768	10,297
	Cia Cervecerias Unidas SA	1,806,736	10,262
	Quinenco SA	3,647,526	9,876
	Cencosud Shopping SA	6,728,870	9,770
	Banco Itau Chile SA	995,355	8,741
	SMU SA	38,038,270	6,590
	Empresa Nacional de Telecomunicaciones SA	1,887,709	6,360
*	Engie Energia Chile SA	6,987,554	6,231
	CAP SA	1,015,255	5,553
*	Plaza SA	4,153,663	5,021
	Inversiones Aguas Metropolitanas SA	6,741,307	4,831
	Sociedad de Inversiones Oro Blanco SA	553,186,344	3,581
	Vina Concha y Toro SA	3,167,079	3,524
	SONDA SA	7,171,699	2,904
	Inversiones La Construccion SA	449,396	2,614
	Ripley Corp. SA	14,504,765	2,447
	Enel Chile SA ADR	235,144	684
			464,139
China (31.0%)
	Tencent Holdings Ltd.	85,422,244	3,161,371
*	Alibaba Group Holding Ltd.	232,456,260	2,393,156
*,1	Meituan Class B	73,144,686	1,036,827
*	PDD Holdings Inc. ADR	8,271,402	838,886
	China Construction Bank Corp. Class H	1,270,987,103	718,817
	NetEase Inc.	24,615,111	526,802
	Industrial & Commercial Bank of China Ltd. Class H	1,079,091,614	517,149
	Ping An Insurance Group Co. of China Ltd. Class H	85,119,313	431,766
	JD.com Inc. Class A	32,337,943	411,118
	BYD Co. Ltd. Class H	13,309,316	404,738
*	Baidu Inc. Class A	30,666,365	402,613
	Bank of China Ltd. Class H	1,034,244,735	361,298
*,1	Xiaomi Corp. Class B	200,382,600	359,291
*,1	Wuxi Biologics Cayman Inc.	48,595,066	302,152
	Kweichow Moutai Co. Ltd. Class A	1,162,940	267,830
[2]	Yum China Holdings Inc.	4,939,150	258,822
*	Trip.com Group Ltd.	7,231,153	246,449
*	Li Auto Inc. Class A	14,471,823	244,771
*,1	Kuaishou Technology	35,777,100	230,399
	China Merchants Bank Co. Ltd. Class H	53,654,295	203,527
	ANTA Sports Products Ltd.	17,113,805	193,548
	PetroChina Co. Ltd. Class H	283,140,227	184,810
	China Petroleum & Chemical Corp. Class H	346,048,822	176,982
	Agricultural Bank of China Ltd. Class H	399,578,343	147,587
	China Resources Land Ltd.	37,610,325	140,780
	China Shenhua Energy Co. Ltd. Class H	45,776,860	140,305
	China Mengniu Dairy Co. Ltd.	42,106,920	137,485
[1]	Nongfu Spring Co. Ltd. Class H	23,821,400	135,681
	China Life Insurance Co. Ltd. Class H	98,858,734	133,894
	KE Holdings Inc. ADR	8,756,656	128,810
*	BeiGene Ltd.	8,676,800	124,563
*,2	NIO Inc. Class A	16,574,868	121,348
*	New Oriental Education & Technology Group Inc.	18,453,450	120,317
	Zijin Mining Group Co. Ltd. Class H	75,179,097	116,295
	China Resources Beer Holdings Co. Ltd.	21,498,124	113,761
*,1	Innovent Biologics Inc.	18,953,320	111,695
*,2	XPeng Inc. Class A	15,115,765	109,843
*	H World Group Ltd. ADR	2,891,044	108,877
	PICC Property & Casualty Co. Ltd. Class H	92,182,207	105,268

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Contemporary Amperex Technology Co. Ltd. Class A	4,093,049	103,930
	Shenzhou International Group Holdings Ltd.	10,325,341	101,420
	CSPC Pharmaceutical Group Ltd.	114,292,529	99,831
	China Overseas Land & Investment Ltd.	52,338,841	98,769
	Li Ning Co. Ltd.	31,224,074	95,683
	Haier Smart Home Co. Ltd. Class H	32,164,855	91,745
	China Pacific Insurance Group Co. Ltd. Class H	37,028,192	91,214
	Geely Automobile Holdings Ltd.	73,878,743	83,876
	ENN Energy Holdings Ltd.	10,406,955	78,834
	Wuliangye Yibin Co. Ltd. Class A	3,621,260	77,192
	Sunny Optical Technology Group Co. Ltd.	8,900,275	74,566
	China Merchants Bank Co. Ltd. Class A	17,073,678	71,831
	China Yangtze Power Co. Ltd. Class A	21,576,789	66,562
	CITIC Securities Co. Ltd. Class H	34,123,438	66,399
*	Kanzhun Ltd. ADR	4,407,227	65,227
*,1	JD Health International Inc.	14,109,140	64,088
	Ping An Insurance Group Co. of China Ltd. Class A	10,301,800	64,008
[1]	Postal Savings Bank of China Co. Ltd. Class H	136,282,010	62,203
*	Tencent Music Entertainment Group ADR	8,528,429	61,916
*	Full Truck Alliance Co. Ltd. ADR	9,132,629	60,001
*	Vipshop Holdings Ltd. ADR	4,202,385	59,926
	Bank of Communications Co. Ltd. Class H	101,199,609	59,860
[1]	China Tower Corp. Ltd. Class H	638,942,936	59,582
	BYD Co. Ltd. Class A	1,757,517	57,347
	CITIC Ltd.	67,201,026	57,117
	Tsingtao Brewery Co. Ltd. Class H	7,293,786	55,313
	COSCO SHIPPING Holdings Co. Ltd. Class H	52,670,105	53,567
*	TAL Education Group ADR	5,995,151	52,577
[1]	Haidilao International Holding Ltd.	20,858,000	52,224
	Sino Biopharmaceutical Ltd.	133,320,444	51,792
	Yankuang Energy Group Co. Ltd. Class H	29,735,034	51,643
	China Resources Power Holdings Co. Ltd.	25,829,149	50,054
	Agricultural Bank of China Ltd. Class A	101,701,595	49,908
	China CITIC Bank Corp. Ltd. Class H	111,730,476	49,844
[2]	Great Wall Motor Co. Ltd. Class H	33,538,375	46,883
*	Alibaba Health Information Technology Ltd.	79,576,112	46,877
*	Kingdee International Software Group Co. Ltd.	35,140,284	46,627
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,141,158	44,602
	BYD Electronic International Co. Ltd.	10,605,029	44,271
	WuXi AppTec Co. Ltd. Class A	3,738,152	44,196
	Industrial & Commercial Bank of China Ltd. Class A	67,644,076	43,741
[1,2]	WuXi AppTec Co. Ltd. Class H	3,611,519	43,398
*,2	Bilibili Inc.	3,226,081	43,287
	Kunlun Energy Co. Ltd.	50,814,541	42,334
	GCL Technology Holdings Ltd.	282,935,000	41,667
	Sinopharm Group Co. Ltd. Class H	17,251,825	41,254
	Kingsoft Corp. Ltd.	11,777,678	41,098
	People's Insurance Co. Group of China Ltd. Class H	124,457,422	41,066
	Luzhou Laojiao Co. Ltd. Class A	1,381,499	40,463
	Anhui Conch Cement Co. Ltd. Class H	16,236,635	40,408
	Industrial Bank Co. Ltd. Class A	19,263,866	39,720
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,030,842	39,490
*	Genscript Biotech Corp.	13,432,320	39,050
	China Longyuan Power Group Corp. Ltd. Class H	45,786,493	38,760
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,144,946	38,671
	Zijin Mining Group Co. Ltd. Class A	22,663,600	38,438
[1]	Longfor Group Holdings Ltd.	26,265,601	38,236
[1]	CGN Power Co. Ltd. Class H	158,143,514	38,003
*,1	Akeso Inc.	6,767,000	38,000
*,1	SenseTime Group Inc. Class B	210,587,000	37,776
		Shares	Market Value• ($000)
	Yangzijiang Shipbuilding Holdings Ltd.	35,163,298	37,273
[1]	China International Capital Corp. Ltd. Class H	23,177,140	36,916
	Wanhua Chemical Group Co. Ltd. Class A	3,000,167	36,392
	China Resources Gas Group Ltd.	12,289,305	36,329
	China Gas Holdings Ltd.	40,028,293	35,986
	Weichai Power Co. Ltd. Class H	23,333,294	34,926
	Xinyi Solar Holdings Ltd.	58,468,000	34,409
	Tingyi Cayman Islands Holding Corp.	25,730,000	34,152
[1]	China Feihe Ltd.	54,859,000	34,088
	China Oilfield Services Ltd. Class H	27,530,880	32,550
	Fuyao Glass Industry Group Co. Ltd. Class A	6,377,345	32,449
*	Zai Lab Ltd.	12,636,020	32,248
[1]	Topsports International Holdings Ltd.	38,010,000	31,964
	Hengan International Group Co. Ltd.	9,536,526	31,941
	China Minsheng Banking Corp. Ltd. Class H	95,326,094	31,692
	East Money Information Co. Ltd. Class A	15,076,542	31,458
[1]	China Resources Mixc Lifestyle Services Ltd.	8,019,800	31,289
	Haitong Securities Co. Ltd. Class H	53,925,670	30,963
	Aluminum Corp. of China Ltd. Class H	57,863,237	30,953
*	Tongcheng Travel Holdings Ltd.	16,008,000	30,582
	Yum China Holdings Inc. (XHKG)	579,219	30,444
	CMOC Group Ltd. Class H	50,867,171	30,338
	MINISO Group Holding Ltd. ADR	1,195,028	30,246
	Luxshare Precision Industry Co. Ltd. Class A	6,700,069	30,084
	China Railway Group Ltd. Class H	63,465,604	29,954
	China National Building Material Co. Ltd. Class H	62,529,473	29,764
	Anhui Gujing Distillery Co. Ltd. Class B	1,909,628	29,764
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,977,844	29,682
	China Shenhua Energy Co. Ltd. Class A	6,991,578	28,953
[2]	China Hongqiao Group Ltd.	30,790,000	28,826
[1]	Hygeia Healthcare Holdings Co. Ltd.	4,765,284	28,773
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,365,093	28,407
*	iQIYI Inc. ADR	6,061,931	28,249
	China State Construction Engineering Corp. Ltd. Class A	39,570,130	28,005
	China Galaxy Securities Co. Ltd. Class H	54,636,875	27,964
	China Vanke Co. Ltd. Class H	29,510,300	27,609
	Guangdong Investment Ltd.	40,054,021	27,332
*,1	JD Logistics Inc.	22,883,546	27,096
	China Medical System Holdings Ltd.	16,878,584	26,991
	Bank of Communications Co. Ltd. Class A	35,008,739	26,938
*	Huaneng Power International Inc. Class H	57,372,822	26,848
	China Power International Development Ltd.	68,155,063	26,487
	China Tourism Group Duty Free Corp. Ltd. Class A	2,047,522	26,482
	China State Construction International Holdings Ltd.	24,636,728	26,389
	CITIC Securities Co. Ltd. Class A	8,849,723	26,269
	Muyuan Foods Co. Ltd. Class A	5,062,998	26,109
	Ping An Bank Co. Ltd. Class A	18,247,704	26,099
[1,2]	Pop Mart International Group Ltd.	9,454,200	26,098
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,999,479	25,817
	SF Holding Co. Ltd. Class A	4,698,003	25,206
[1]	Yadea Group Holdings Ltd.	13,666,000	24,945
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,235,000	24,902
	Jiangxi Copper Co. Ltd. Class H	17,495,722	24,738
	Country Garden Services Holdings Co. Ltd.	28,216,827	24,648
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,379,508	24,595
	Kingboard Holdings Ltd.	10,047,108	24,467
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,592,261	23,960
	Bank of China Ltd. Class A	44,765,197	23,861
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	5,226,400	23,828

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,428,550	23,821
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,612,170	23,737
	PetroChina Co. Ltd. Class A	24,313,669	23,683
	NARI Technology Co. Ltd. Class A	7,657,717	23,643
	Foxconn Industrial Internet Co. Ltd. Class A	11,710,200	23,594
	LONGi Green Energy Technology Co. Ltd. Class A	7,137,262	23,558
	Yuexiu Property Co. Ltd.	22,250,431	23,144
*,1,2	East Buy Holding Ltd.	5,661,000	23,094
	China Coal Energy Co. Ltd. Class H	29,356,653	23,059
	Qifu Technology Inc. Class A ADR	1,554,482	22,991
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,095,154	22,850
	CRRC Corp. Ltd. Class H	54,670,000	22,777
	Chinasoft International Ltd.	31,251,155	22,673
	Guangzhou Automobile Group Co. Ltd. Class H	48,384,820	22,668
	Shandong Gold Mining Co. Ltd. Class A	6,975,026	22,646
	Shaanxi Coal Industry Co. Ltd. Class A	8,975,017	22,126
[1]	3SBio Inc.	24,705,586	21,979
	Beijing Enterprises Holdings Ltd.	6,561,767	21,863
	China Merchants Port Holdings Co. Ltd.	17,150,671	21,832
	ZTE Corp. Class H	9,763,039	21,696
	New China Life Insurance Co. Ltd. Class H	9,823,712	21,550
*,1	Giant Biogene Holding Co. Ltd.	5,347,600	21,486
	Aier Eye Hospital Group Co. Ltd. Class A	8,574,518	21,437
	Minth Group Ltd.	9,561,006	21,342
	Bank of Ningbo Co. Ltd. Class A	6,205,247	21,191
	Zhongsheng Group Holdings Ltd.	8,967,906	20,710
	TravelSky Technology Ltd. Class H	13,014,867	20,560
	GF Securities Co. Ltd. Class A	10,124,455	20,538
	Shanghai Baosight Software Co. Ltd. Class B	9,872,546	20,304
	China Pacific Insurance Group Co. Ltd. Class A	5,342,720	20,256
	Guotai Junan Securities Co. Ltd. Class A	9,989,668	20,176
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,547,796	19,966
	Autohome Inc. ADR	744,749	19,922
	Huatai Securities Co. Ltd. Class A	8,978,831	19,678
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	569,681	19,494
*	Microport Scientific Corp.	12,336,843	19,440
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,399,040	19,392
	C&D International Investment Group Ltd.	8,568,966	19,278
	Haitian International Holdings Ltd.	8,077,180	19,269
[1]	Huatai Securities Co. Ltd. Class H	14,669,608	19,205
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,240,476	19,203
*,2	RLX Technology Inc. ADR	11,275,259	19,168
	Weichai Power Co. Ltd. Class A	10,063,978	19,126
	Bosideng International Holdings Ltd.	47,927,764	18,923
[1,2]	Smoore International Holdings Ltd.	24,429,000	18,826
	China Petroleum & Chemical Corp. Class A	25,200,701	18,815
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	18,758
	China Taiping Insurance Holdings Co. Ltd.	20,079,200	18,549
*,1	China Literature Ltd.	5,506,764	18,544
*	Daqo New Energy Corp. ADR	713,753	18,172
	Fosun International Ltd.	30,128,125	18,051
*,2	JinkoSolar Holding Co. Ltd. ADR	549,830	17,919
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,607,795	17,771
	Zhaojin Mining Industry Co. Ltd. Class H	14,296,167	17,724
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,146,926	17,671
	JOYY Inc. ADR	451,724	17,581
	NAURA Technology Group Co. Ltd. Class A	494,300	17,336
	Sinotruk Hong Kong Ltd.	9,160,467	17,254
	China Everbright Environment Group Ltd.	50,407,203	17,208
		Shares	Market Value• ($000)
	Poly Developments & Holdings Group Co. Ltd. Class A	11,319,422	17,035
	CRRC Corp. Ltd. Class A	23,269,989	16,995
	Beijing Kingsoft Office Software Inc. Class A	431,499	16,972
	Dongfeng Motor Group Co. Ltd. Class H	38,193,430	16,814
	Shenwan Hongyuan Group Co. Ltd. Class A	27,952,455	16,771
[2]	China Traditional Chinese Medicine Holdings Co. Ltd.	33,950,802	16,729
	China Everbright Bank Co. Ltd. Class A	41,064,894	16,666
*	Hollysys Automation Technologies Ltd.	810,667	16,627
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	16,612
	Jiangsu Expressway Co. Ltd. Class H	18,216,976	16,562
*	Air China Ltd. Class H	24,183,808	16,452
	SAIC Motor Corp. Ltd. Class A	8,279,678	16,439
[2]	China Conch Venture Holdings Ltd.	19,811,018	16,407
*,2	GDS Holdings Ltd. Class A	12,852,144	16,373
	Haier Smart Home Co. Ltd. Class A	5,382,707	16,354
	Sany Heavy Equipment International Holdings Co. Ltd.	12,376,954	16,259
	China National Nuclear Power Co. Ltd. Class A	15,806,423	16,033
*,2	Country Garden Holdings Co. Ltd.	178,865,995	15,995
	Tongwei Co. Ltd. Class A	4,281,285	15,992
	China Three Gorges Renewables Group Co. Ltd. Class A	24,298,900	15,945
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	15,914
	Sany Heavy Industry Co. Ltd. Class A	8,015,643	15,849
	AviChina Industry & Technology Co. Ltd. Class H	34,699,476	15,726
*,2	Chindata Group Holdings Ltd. ADR	1,760,264	15,631
	China United Network Communications Ltd. Class A	25,590,644	15,596
*,1	Keymed Biosciences Inc.	2,090,000	15,528
	China Overseas Property Holdings Ltd.	17,657,311	15,335
*	Seres Group Co. Ltd. Class A	1,369,228	15,282
	Baoshan Iron & Steel Co. Ltd. Class A	17,832,478	15,254
	China CSSC Holdings Ltd. Class A	4,290,029	15,178
	ZTE Corp. Class A	4,178,639	14,940
	Tsingtao Brewery Co. Ltd. Class A	1,305,137	14,914
	Shenzhen Inovance Technology Co. Ltd. Class A	1,780,528	14,718
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,301,500	14,698
	China Vanke Co. Ltd. Class A	9,494,395	14,685
[1]	China Resources Pharmaceutical Group Ltd.	22,926,126	14,242
	Xtep International Holdings Ltd.	15,659,291	14,236
*,1	Hua Hong Semiconductor Ltd.	5,755,606	14,171
	Shenzhen Transsion Holdings Co. Ltd. Class A	758,476	13,938
*,2	Canadian Solar Inc.	694,165	13,869
[2]	Kingboard Laminates Holdings Ltd.	14,751,799	13,834
	China Communications Services Corp. Ltd. Class H	33,780,821	13,817
	China Minsheng Banking Corp. Ltd. Class A	27,160,614	13,810
	BOE Technology Group Co. Ltd. Class A	25,662,754	13,755
	China Energy Engineering Corp. Ltd. Class A	46,116,756	13,744
	Hello Group Inc. ADR	1,938,019	13,721
	Iflytek Co. Ltd. Class A	2,190,009	13,661
[1,2]	Jiumaojiu International Holdings Ltd.	12,540,000	13,645
*,2	China Ruyi Holdings Ltd.	59,214,709	13,636
	Far East Horizon Ltd.	19,363,130	13,625
	Daqin Railway Co. Ltd. Class A	13,800,580	13,602
*	China Southern Airlines Co. Ltd. Class H	28,351,638	13,416
	CSC Financial Co. Ltd. Class A	4,035,310	13,345
[1]	CSC Financial Co. Ltd. Class H	14,647,000	13,189
	Chongqing Changan Automobile Co. Ltd. Class A	6,345,402	13,132
	Focus Media Information Technology Co. Ltd. Class A	13,781,848	13,028
	Orient Securities Co. Ltd. Class A	10,822,681	12,836

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Changan Automobile Co. Ltd. Class B	27,517,911	12,664
	Hisense Home Appliances Group Co. Ltd. Class A	3,885,627	12,648
	Zhejiang Expressway Co. Ltd. Class H	16,769,477	12,623
	China Everbright Bank Co. Ltd. Class H	44,172,956	12,600
[2]	Dongyue Group Ltd.	15,680,339	12,490
	Anhui Conch Cement Co. Ltd. Class A	3,738,518	12,363
*,1,2	Alphamab Oncology	8,374,000	12,316
	Nine Dragons Paper Holdings Ltd.	21,623,910	12,310
	Tianqi Lithium Corp. Class A	1,632,640	12,284
[2]	Shenzhen International Holdings Ltd.	18,594,478	12,256
	AECC Aviation Power Co. Ltd. Class A	2,526,379	12,216
*,1	Luye Pharma Group Ltd.	25,209,456	12,214
	China Railway Group Ltd. Class A	14,597,043	12,071
	COSCO SHIPPING Ports Ltd.	19,983,359	12,056
	China Cinda Asset Management Co. Ltd. Class H	123,658,276	12,025
	SDIC Power Holdings Co. Ltd. Class A	7,149,207	11,925
	Will Semiconductor Co. Ltd. Shanghai Class A	790,020	11,919
	Eve Energy Co. Ltd. Class A	1,878,492	11,915
*,2	Alibaba Pictures Group Ltd.	186,409,250	11,910
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,386,539	11,882
[1]	China Merchants Securities Co. Ltd. Class H	14,342,771	11,868
	Bank of Beijing Co. Ltd. Class A	19,016,535	11,857
[2]	Yihai International Holding Ltd.	6,505,648	11,840
*,1,2	Weimob Inc.	28,885,000	11,616
	Beijing Enterprises Water Group Ltd.	54,980,691	11,601
	Greentown China Holdings Ltd.	11,943,219	11,587
	China Education Group Holdings Ltd.	13,927,724	11,571
	Weibo Corp. ADR	977,297	11,561
	GF Securities Co. Ltd. Class H	8,807,400	11,467
*,2	Flat Glass Group Co. Ltd. Class H	6,372,000	11,443
*,1,2	Remegen Co. Ltd. Class H	2,008,000	11,436
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	11,400
*	Shanghai International Airport Co. Ltd. Class A	2,239,588	11,393
	Pharmaron Beijing Co. Ltd. Class A	2,487,708	11,313
[2]	China Jinmao Holdings Group Ltd.	91,791,771	11,259
	Anhui Gujing Distillery Co. Ltd. Class A	295,081	11,246
*,1,2	New Horizon Health Ltd.	4,595,000	11,173
	China CITIC Bank Corp. Ltd. Class A	15,165,416	11,152
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,220,449	11,134
	Power Construction Corp. of China Ltd. Class A	15,437,210	11,101
	Bank of Shanghai Co. Ltd. Class A	13,344,794	11,074
	Fufeng Group Ltd.	21,229,495	11,026
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,195,932	11,019
	SSY Group Ltd.	19,977,775	10,958
	Grand Pharmaceutical Group Ltd.	20,384,210	10,958
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,058,785	10,948
	Yunnan Baiyao Group Co. Ltd. Class A	1,560,559	10,843
	Huaxia Bank Co. Ltd. Class A	14,077,231	10,777
[1,2]	Meitu Inc.	26,771,436	10,739
*,1,2	Jinxin Fertility Group Ltd.	21,318,000	10,733
	Gree Electric Appliances Inc. of Zhuhai Class A	2,299,000	10,663
	Sinopec Engineering Group Co. Ltd. Class H	21,068,564	10,529
	Everbright Securities Co. Ltd. Class A	4,628,510	10,418
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,844,590	10,324
	Uni-President China Holdings Ltd.	15,132,000	10,299
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	10,263
	Bank of Nanjing Co. Ltd. Class A	9,565,844	10,252
	Gushengtang Holdings Ltd.	1,677,500	10,049
	China Construction Bank Corp. Class A	11,680,810	10,008
	New China Life Insurance Co. Ltd. Class A	2,180,286	9,964
	Sanan Optoelectronics Co. Ltd. Class A	4,872,242	9,917
		Shares	Market Value• ($000)
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,460,140	9,887
	FinVolution Group ADR	2,086,673	9,870
	Huadong Medicine Co. Ltd. Class A	1,677,147	9,853
	Ganfeng Lithium Group Co. Ltd. Class A	1,625,790	9,850
*,2	Fenbi Ltd.	16,046,500	9,759
	Guangdong Haid Group Co. Ltd. Class A	1,584,926	9,756
	Hithink RoyalFlush Information Network Co. Ltd. Class A	506,887	9,735
*	Lifetech Scientific Corp.	31,387,059	9,644
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,820,000	9,644
	JA Solar Technology Co. Ltd. Class A	3,122,420	9,565
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,794,699	9,515
[1]	China Railway Signal & Communication Corp. Ltd. Class H	30,013,798	9,399
	Maxscend Microelectronics Co. Ltd. Class A	455,297	9,393
	Beijing Tongrentang Co. Ltd. Class A	1,336,494	9,379
*,1,2	China Huarong Asset Management Co. Ltd. Class H	209,467,000	9,378
	GigaDevice Semiconductor Inc. Class A	630,679	9,237
*,2	Beijing Capital International Airport Co. Ltd. Class H	25,038,447	9,223
	TBEA Co. Ltd. Class A	4,812,375	9,210
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,150,477	9,199
	Fu Shou Yuan International Group Ltd.	13,695,913	9,195
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,072,263	9,114
	China Nonferrous Mining Corp. Ltd.	14,979,000	9,083
[1]	BAIC Motor Corp. Ltd. Class H	31,029,093	9,056
	Lufax Holding Ltd. ADR	9,365,554	8,942
*	Air China Ltd. Class A	8,076,852	8,858
	Sinotrans Ltd. Class H	26,923,836	8,849
	Postal Savings Bank of China Co. Ltd. Class A	14,150,200	8,839
	Sichuan Chuantou Energy Co. Ltd. Class A	4,388,877	8,826
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	8,782
*,2	China Eastern Airlines Corp. Ltd. Class H	25,607,558	8,776
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	8,758
	Metallurgical Corp. of China Ltd. Class H	44,027,885	8,731
	CMOC Group Ltd. Class A	11,441,211	8,674
	China Suntien Green Energy Corp. Ltd. Class H	24,784,823	8,620
*	TCL Technology Group Corp. Class A	16,028,394	8,619
	GD Power Development Co. Ltd. Class A	17,274,331	8,593
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,194,999	8,537
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	8,517
[2]	Vinda International Holdings Ltd.	3,444,000	8,511
	China Water Affairs Group Ltd.	13,416,149	8,490
[2]	Tianneng Power International Ltd.	9,350,156	8,443
	Trina Solar Co. Ltd. Class A	2,056,297	8,397
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,750,565	8,363
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,376,000	8,333
	Shougang Fushan Resources Group Ltd.	25,192,000	8,274
	Lens Technology Co. Ltd. Class A	4,624,054	8,261
	Jinko Solar Co. Ltd. Class A	6,354,723	8,244
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	799,271	8,240
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	8,200
*	COFCO Joycome Foods Ltd.	35,210,000	8,195
	Founder Securities Co. Ltd. Class A	7,904,103	8,192
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	8,188
	Zhejiang Dahua Technology Co. Ltd. Class A	2,929,913	8,178
*	360 Security Technology Inc. Class A	6,635,895	8,154
	Bank of Hangzhou Co. Ltd. Class A	5,544,979	8,110

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Changchun High & New Technology Industry Group Inc. Class A	380,418	8,097
*,2	Xinte Energy Co. Ltd. Class H	5,290,400	8,040
	Montage Technology Co. Ltd. Class A	1,066,099	8,037
[2]	China Resources Cement Holdings Ltd.	31,175,076	8,016
	Huizhou Desay Sv Automotive Co. Ltd. Class A	466,600	8,010
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,884,997	7,997
	Aluminum Corp. of China Ltd. Class A	9,376,800	7,946
	Yangzijiang Financial Holding Ltd.	33,830,898	7,921
*	Wingtech Technology Co. Ltd. Class A	1,159,831	7,895
	GoerTek Inc. Class A	3,194,732	7,887
	Hundsun Technologies Inc. Class A	1,847,839	7,869
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	7,822
	Shanghai Industrial Holdings Ltd.	6,390,289	7,819
*	Hopson Development Holdings Ltd.	13,182,903	7,719
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,071,000	7,695
	Hisense Home Appliances Group Co. Ltd. Class H	2,795,000	7,693
*,1,2	InnoCare Pharma Ltd.	9,743,000	7,692
	Zhongji Innolight Co. Ltd. Class A	638,523	7,692
	Ningbo Tuopu Group Co. Ltd. Class A	864,173	7,634
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	7,592
	Poly Property Services Co. Ltd. Class H	1,932,600	7,584
	CIMC Enric Holdings Ltd.	8,887,019	7,542
*,1,2	Ascentage Pharma Group International	2,320,800	7,536
*,2	EHang Holdings Ltd. ADR	543,305	7,536
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	7,531
[2]	China Risun Group Ltd.	18,238,000	7,457
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	55,060,131	7,391
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,614,000	7,379
	Zhongjin Gold Corp. Ltd. Class A	4,960,183	7,374
	BOE Technology Group Co. Ltd. Class B	22,304,639	7,355
	Yonyou Network Technology Co. Ltd. Class A	3,277,826	7,341
*	Huaneng Power International Inc. Class A	7,045,991	7,330
	China Everbright Ltd.	12,276,100	7,303
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	7,282
*,2	Zhongyu Energy Holdings Ltd.	10,345,000	7,271
	Haitong Securities Co. Ltd. Class A	5,442,817	7,269
	Huayu Automotive Systems Co. Ltd. Class A	3,023,793	7,252
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	7,217
	Imeik Technology Development Co. Ltd. Class A	159,060	7,172
	JCET Group Co. Ltd. Class A	1,695,095	7,154
	Industrial Securities Co. Ltd. Class A	8,316,051	7,095
*,2	Kingsoft Cloud Holdings Ltd.	22,122,265	7,065
	China Lesso Group Holdings Ltd.	13,146,317	7,059
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,708,302	7,045
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,708,096	6,959
	Shanghai International Port Group Co. Ltd. Class A	10,178,534	6,957
*	Satellite Chemical Co. Ltd. Class A	3,110,762	6,914
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	6,911
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,816,478	6,911
*,1	Bairong Inc. Class B	5,466,500	6,863
	Anhui Expressway Co. Ltd. Class H	7,116,097	6,851
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	6,834
	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	6,828
[1]	Shandong Gold Mining Co. Ltd. Class H	3,624,700	6,791
	Datang International Power Generation Co. Ltd. Class H	44,902,046	6,777
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	928,506	6,751
	Yunnan Energy New Material Co. Ltd. Class A	735,435	6,750
*	China Southern Airlines Co. Ltd. Class A	7,933,455	6,697
	China Merchants Energy Shipping Co. Ltd. Class A	7,613,603	6,693
	Zhejiang NHU Co. Ltd. Class A	2,986,586	6,604
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	6,573
	Great Wall Motor Co. Ltd. Class A	1,634,500	6,567
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	6,550
	Concord New Energy Group Ltd.	79,464,071	6,507
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	3,117,000	6,505
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	6,492
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,878,000	6,488
	Skyworth Group Ltd.	17,951,212	6,487
	Towngas Smart Energy Co. Ltd.	15,421,000	6,388
	Guanghui Energy Co. Ltd. Class A	6,212,115	6,378
	Yunnan Aluminium Co. Ltd. Class A	3,347,552	6,363
	Mango Excellent Media Co. Ltd. Class A	1,833,829	6,338
	PAX Global Technology Ltd.	9,096,436	6,279
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,251,992	6,252
*,2	Zhihu Inc. ADR	6,306,119	6,251
*,1,2	Zhejiang Leapmotor Technology Ltd.	1,796,400	6,230
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,577,351	6,223
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,247,064	6,219
	NetDragon Websoft Holdings Ltd.	3,492,638	6,206
[1]	Legend Holdings Corp. Class H	6,933,114	6,182
	Guosen Securities Co. Ltd. Class A	4,692,062	6,163
	China Jushi Co. Ltd. Class A	3,890,858	6,157
	China International Marine Containers Group Co. Ltd. Class H	11,663,366	6,151
[2]	Tianqi Lithium Corp. Class H	1,133,000	6,126
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	6,111
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,764,314	6,091
	Sinopec Kantons Holdings Ltd.	15,458,976	6,086
*	Hengli Petrochemical Co. Ltd. Class A	3,035,850	6,081
	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,080
*	Spring Airlines Co. Ltd. Class A	811,136	6,071
*	New Hope Liuhe Co. Ltd. Class A	4,332,545	6,012
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	5,925
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,735,991	5,911
*	Cambricon Technologies Corp. Ltd. Class A	399,246	5,892
*,2	Seazen Group Ltd.	36,168,101	5,870
	China BlueChemical Ltd. Class H	25,064,568	5,866
	Hygon Information Technology Co. Ltd. Class A	688,162	5,851
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,144,344	5,818
	CSG Holding Co. Ltd. Class B	19,595,573	5,813
	Shoucheng Holdings Ltd.	35,305,211	5,782
*	National Silicon Industry Group Co. Ltd. Class A	2,329,456	5,781
[1,2]	Simcere Pharmaceutical Group Ltd.	6,619,000	5,773
	Hualan Biological Engineering Inc. Class A	1,790,453	5,744
	China Overseas Grand Oceans Group Ltd.	16,848,142	5,743
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	5,734
	China Merchants Securities Co. Ltd. Class A	2,966,160	5,734
*,1	China Bohai Bank Co. Ltd. Class H	38,943,490	5,723
*,1,2	Peijia Medical Ltd.	6,036,000	5,716
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	9,147,414	5,702
[1]	Genertec Universal Medical Group Co. Ltd.	11,221,668	5,698
[2]	Poly Property Group Co. Ltd.	27,645,038	5,690
*,1,2	Haichang Ocean Park Holdings Ltd.	44,352,000	5,670
	China Oriental Group Co. Ltd.	36,755,736	5,650

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	LB Group Co. Ltd. Class A	2,216,207	5,640
*	Shanghai Electric Group Co. Ltd. Class A	9,226,860	5,601
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	5,593
	Sun Art Retail Group Ltd.	26,472,500	5,589
	Noah Holdings Ltd. ADR	484,545	5,543
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,197,531	5,529
	IEIT Systems Co. Ltd. Class A	1,375,350	5,526
	Metallurgical Corp. of China Ltd. Class A	12,147,833	5,496
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,645,465	5,495
	Beijing New Building Materials plc Class A	1,635,297	5,468
*,2	Vnet Group Inc. ADR	1,699,308	5,463
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,144,164	5,453
	Lingyi iTech Guangdong Co. Class A	6,550,400	5,445
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	5,440
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,434
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,202,585	5,427
	Yuexiu Transport Infrastructure Ltd.	10,454,501	5,403
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	960,600	5,398
	Shengyi Technology Co. Ltd. Class A	2,233,178	5,370
	Livzon Pharmaceutical Group Inc. Class H	1,796,853	5,314
	Tiangong International Co. Ltd.	18,057,224	5,308
	China Reinsurance Group Corp. Class H	94,101,940	5,298
	SG Micro Corp. Class A	429,963	5,272
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,122,329	5,260
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	5,258
	Digital China Holdings Ltd.	19,129,894	5,250
	Sieyuan Electric Co. Ltd. Class A	777,300	5,239
	Lee & Man Paper Manufacturing Ltd.	18,361,000	5,229
	Zhejiang Juhua Co. Ltd. Class A	2,500,502	5,177
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,151
[1]	AK Medical Holdings Ltd.	5,285,000	5,145
[2]	Goldwind Science & Technology Co. Ltd.	10,758,290	5,133
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,564,796	5,133
*	Tuya Inc. ADR	2,997,893	5,126
	China Coal Energy Co. Ltd. Class A	4,355,194	5,125
	Dongfang Electric Corp. Ltd. Class A	2,505,991	5,105
	Greentown Service Group Co. Ltd.	13,065,893	5,096
	Shede Spirits Co. Ltd. Class A	323,552	5,094
	SooChow Securities Co. Ltd. Class A	4,633,019	5,080
*	China Conch Environment Protection Holdings Ltd.	20,619,518	5,072
	China Yongda Automobiles Services Holdings Ltd.	13,139,652	5,046
	Yealink Network Technology Corp. Ltd. Class A	1,104,146	5,038
	Dongfang Electric Corp. Ltd. Class H	5,225,813	5,014
	Yintai Gold Co. Ltd. Class A	2,701,633	4,998
[1]	AsiaInfo Technologies Ltd.	4,809,200	4,974
*	China Eastern Airlines Corp. Ltd. Class A	8,307,426	4,950
	Chongqing Brewery Co. Ltd. Class A	461,151	4,948
*	Gotion High-tech Co. Ltd. Class A	1,580,969	4,922
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,920
	Piotech Inc. Class A	142,290	4,916
	Sihuan Pharmaceutical Holdings Group Ltd.	58,197,595	4,915
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,909
	Shenzhen Investment Ltd.	33,389,262	4,908
	YTO Express Group Co. Ltd. Class A	2,643,206	4,908
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,827,404	4,894
		Shares	Market Value• ($000)
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	4,893
*,1,2	A-Living Smart City Services Co. Ltd.	10,357,163	4,883
	Angang Steel Co. Ltd. Class H	22,166,652	4,873
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,858
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	4,854
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,154,200	4,842
	Huaneng Lancang River Hydropower Inc. Class A	4,602,300	4,831
	Anjoy Foods Group Co. Ltd. Class A	272,798	4,819
*	Kunlun Tech Co. Ltd. Class A	1,117,187	4,808
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,309,014	4,791
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,781
	People.cn Co. Ltd. Class A	1,077,194	4,776
	Yankuang Energy Group Co. Ltd. Class A	1,781,798	4,760
	Beijing Roborock Technology Co. Ltd. Class A	109,756	4,744
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,561,569	4,743
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	4,738
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	4,725
	Consun Pharmaceutical Group Ltd.	7,961,000	4,683
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	4,680
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	4,664
	Gongniu Group Co. Ltd. Class A	322,470	4,660
	GalaxyCore Inc. Class A	1,844,617	4,644
	Lonking Holdings Ltd.	30,034,868	4,640
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,094,263	4,622
	Maanshan Iron & Steel Co. Ltd. Class A	12,241,192	4,619
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,618
*	XD Inc.	3,033,200	4,596
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	4,502
*,2	Canaan Inc. ADR	2,337,885	4,489
	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	4,486
	Ninestar Corp. Class A	1,329,827	4,461
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	4,448
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	4,442
*,2	Gaotu Techedu Inc. ADR	1,979,014	4,433
	Caitong Securities Co. Ltd. Class A	4,066,065	4,414
	Huadian Power International Corp. Ltd. Class A	6,576,008	4,410
	Rongsheng Petrochemical Co. Ltd. Class A	2,831,048	4,410
*,2	Yeahka Ltd.	2,395,200	4,380
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	4,366
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,360
*	Tongkun Group Co. Ltd. Class A	2,202,499	4,350
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	4,347
	Sailun Group Co. Ltd. Class A	2,823,475	4,335
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	4,329
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,323
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	13,058,404	4,309
	BOE Varitronix Ltd.	5,058,813	4,302
	Livzon Pharmaceutical Group Inc. Class A	898,081	4,298
[2]	Xinyi Energy Holdings Ltd.	24,452,600	4,283
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	4,283
[1,2]	Angelalign Technology Inc.	619,993	4,274
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,273
	Yifeng Pharmacy Chain Co. Ltd. Class A	946,624	4,240
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,237
	Changjiang Securities Co. Ltd. Class A	5,439,510	4,231
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	918,515	4,223
	CNGR Advanced Material Co. Ltd. Class A	566,600	4,215

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,195
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	127,745	4,182
*,1,2	Arrail Group Ltd.	4,181,500	4,167
*,1,2	Microport Cardioflow Medtech Corp.	17,665,000	4,157
	HLA Group Corp. Ltd. Class A	4,080,510	4,150
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	4,148
	Advanced Micro-Fabrication Equipment Inc. China Class A	176,844	4,142
	SDIC Capital Co. Ltd. Class A	4,432,928	4,141
	Tongling Nonferrous Metals Group Co. Ltd. Class A	9,742,800	4,138
*	OFILM Group Co. Ltd. Class A	2,951,125	4,119
*,1,2	CanSino Biologics Inc. Class H	1,298,400	4,099
	CGN New Energy Holdings Co. Ltd.	15,546,000	4,055
*	Wintime Energy Group Co. Ltd. Class A	21,641,900	4,054
	Canvest Environmental Protection Group Co. Ltd.	8,360,840	4,047
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	4,045
	Yuexiu REIT	28,242,544	4,043
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	4,040
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,039
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	4,027
	CPMC Holdings Ltd.	5,239,319	4,019
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	4,018
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	4,016
	Youngor Group Co. Ltd. Class A	4,346,180	4,010
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,004
	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	3,973
*,1	Maoyan Entertainment	3,289,000	3,952
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	3,943
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,934
	China National Software & Service Co. Ltd. Class A	834,358	3,923
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	3,920
	Western Mining Co. Ltd. Class A	2,277,200	3,915
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	3,913
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	3,899
	By-health Co. Ltd. Class A	1,553,906	3,891
	Shenergy Co. Ltd. Class A	4,828,359	3,888
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	3,887
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,875
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	3,854
	Zhejiang Longsheng Group Co. Ltd. Class A	3,166,450	3,852
	SUPCON Technology Co. Ltd. Class A	645,354	3,851
	Western Superconducting Technologies Co. Ltd. Class A	614,072	3,850
	Guoyuan Securities Co. Ltd. Class A	4,065,099	3,847
	Kuang-Chi Technologies Co. Ltd. Class A	2,009,604	3,843
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	3,842
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,841
	Suzhou TFC Optical Communication Co. Ltd. Class A	392,880	3,841
	China Modern Dairy Holdings Ltd.	37,495,299	3,836
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	3,828
*	Yanlord Land Group Ltd.	9,249,260	3,822
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	3,811
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,799
*	Yonghui Superstores Co. Ltd. Class A	9,013,935	3,794
		Shares	Market Value• ($000)
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	3,781
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,773
	JNBY Design Ltd.	3,094,500	3,770
	Jinduicheng Molybdenum Co. Ltd. Class A	2,743,140	3,765
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,763
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	3,763
	Ningbo Zhoushan Port Co. Ltd. Class A	7,973,663	3,760
	Xiamen C & D Inc. Class A	2,814,300	3,760
*	Qi An Xin Technology Group Inc. Class A	594,720	3,752
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	3,744
	GEM Co. Ltd. Class A	4,665,240	3,738
*	Topchoice Medical Corp. Class A	304,579	3,732
	Zangge Mining Co. Ltd. Class A	1,219,300	3,731
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,724
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	3,718
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	3,718
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	3,710
*	Dada Nexus Ltd. ADR	965,426	3,707
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,706
	China Foods Ltd.	10,687,153	3,701
	Yutong Bus Co. Ltd. Class A	1,983,214	3,697
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,693
	Sichuan Swellfun Co. Ltd. Class A	441,808	3,692
	Angel Yeast Co. Ltd. Class A	771,781	3,690
*	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,685
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	3,683
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	3,682
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	3,673
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,671
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,659
	China Shineway Pharmaceutical Group Ltd.	4,122,885	3,656
[2]	Helens International Holdings Co. Ltd.	4,874,500	3,637
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,635
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	3,633
	Beijing United Information Technology Co. Ltd. Class A	704,729	3,628
	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,622
	Jiangsu Yoke Technology Co. Ltd. Class A	458,500	3,620
*	Beijing Shougang Co. Ltd. Class A	6,816,561	3,613
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	3,608
	Sichuan Changhong Electric Co. Ltd. Class A	4,446,538	3,599
	Shandong Sun Paper Industry JSC Ltd. Class A	2,112,900	3,592
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	3,591
*	Skshu Paint Co. Ltd. Class A	441,067	3,590
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	3,565
	Cathay Biotech Inc. Class A	490,452	3,563
	Huagong Tech Co. Ltd. Class A	921,500	3,561
[2]	China Energy Engineering Corp. Ltd. Class H	32,672,211	3,554
[2]	Chervon Holdings Ltd.	1,450,000	3,552
	State Grid Yingda Co. Ltd. Class A	5,301,847	3,552
	People's Insurance Co. Group of China Ltd. Class A	4,854,099	3,543
	Western Securities Co. Ltd. Class A	3,891,419	3,542
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,978,062	3,521
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,516
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,515
[1]	Pharmaron Beijing Co. Ltd. Class H	1,463,823	3,494
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,489

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,487
	Sunresin New Materials Co. Ltd. Class A	468,748	3,483
*	Seazen Holdings Co. Ltd. Class A	2,138,273	3,472
	Shui On Land Ltd.	39,292,000	3,464
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,454
	Ningbo Deye Technology Co. Ltd. Class A	364,345	3,447
	Empyrean Technology Co. Ltd. Class A	243,800	3,446
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	3,444
[2]	China Meidong Auto Holdings Ltd.	6,420,521	3,443
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,442
*,2	DingDong Cayman Ltd. ADR	1,700,166	3,434
*	Yatsen Holding Ltd. ADR	4,166,399	3,428
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	3,428
	Shanghai Baosight Software Co. Ltd. Class A	587,690	3,427
	StarPower Semiconductor Ltd. Class A	145,500	3,425
*	Unisplendour Corp. Ltd. Class A	1,274,123	3,418
	ACM Research Shanghai Inc. Class A	207,189	3,416
	TCL Electronics Holdings Ltd.	9,813,329	3,413
	Thunder Software Technology Co. Ltd. Class A	355,227	3,413
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	3,412
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,411
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,411
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	3,401
*,1,2	Ocumension Therapeutics	3,448,215	3,395
	China Baoan Group Co. Ltd. Class A	2,396,736	3,386
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,385
	Huafon Chemical Co. Ltd. Class A	3,413,201	3,384
	Hwatsing Technology Co. Ltd. Class A	115,809	3,377
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,371
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	3,361
[1]	Blue Moon Group Holdings Ltd.	12,260,000	3,357
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	3,348
*,1,2	Yidu Tech Inc.	6,277,800	3,338
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,430,249	3,338
	Kangji Medical Holdings Ltd.	4,062,500	3,337
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,331
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	3,331
*,2	Jinke Smart Services Group Co. Ltd. Class H	3,314,300	3,308
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	3,293
*	Sinopec Oilfield Service Corp. Class A	12,401,900	3,291
	Hangzhou First Applied Material Co. Ltd. Class A	941,455	3,290
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,266,313	3,280
	C&D Property Management Group Co. Ltd.	7,461,000	3,277
	Huaxin Cement Co. Ltd. Class A	1,606,164	3,271
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	3,268
	JiuGui Liquor Co. Ltd. Class A	312,900	3,268
*,3	China Dili Group	38,445,940	3,243
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,234
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	3,234
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	3,230
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,229
	Hongfa Technology Co. Ltd. Class A	813,298	3,227
*	Amlogic Shanghai Co. Ltd. Class A	392,642	3,226
	Liaoning Port Co. Ltd. Class A	15,634,408	3,226
	China Life Insurance Co. Ltd. Class A	701,590	3,222
*	Guangshen Railway Co. Ltd. Class H	17,995,093	3,218
		Shares	Market Value• ($000)
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,212
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	3,207
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,206
*,2	Ming Yuan Cloud Group Holdings Ltd.	7,666,000	3,205
	Ginlong Technologies Co. Ltd. Class A	348,275	3,195
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	3,191
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,191
[2]	Tian Lun Gas Holdings Ltd.	6,557,500	3,186
	Eastern Communications Co. Ltd. Class A	1,784,262	3,186
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	3,183
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,438,057	3,180
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	3,174
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,174
	Zhejiang Supor Co. Ltd. Class A	462,619	3,172
*,1	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,350,400	3,166
	Sinomine Resource Group Co. Ltd. Class A	618,772	3,163
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	3,160
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	878,296	3,156
	Hesteel Co. Ltd. Class A	10,303,583	3,154
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,152
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	3,144
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,408,029	3,144
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	3,142
	Shanxi Securities Co. Ltd. Class A	4,089,020	3,141
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	3,125
	Hangjin Technology Co. Ltd. Class A	626,350	3,121
*	Pacific Securities Co. Ltd. Class A	6,069,255	3,120
	Southwest Securities Co. Ltd. Class A	5,559,687	3,116
	Wuchan Zhongda Group Co. Ltd. Class A	4,986,215	3,115
	China XD Electric Co. Ltd. Class A	4,917,107	3,107
*,2	Q Technology Group Co. Ltd.	6,107,424	3,088
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	3,082
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,081
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	3,075
	West China Cement Ltd.	33,822,438	3,072
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	3,066
	Hubei Dinglong Co. Ltd. Class A	930,908	3,058
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,056
*,1,2,3	China Renaissance Holdings Ltd.	3,288,200	3,055
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	3,050
	Giant Network Group Co. Ltd. Class A	1,883,000	3,040
	AIMA Technology Group Co. Ltd. Class A	789,403	3,032
	Xinhu Zhongbao Co. Ltd. Class A	9,306,254	3,029
	Dongxing Securities Co. Ltd. Class A	2,767,414	3,026
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	3,024
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	3,011
	Gemdale Corp. Class A	4,260,308	3,006
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	2,997
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	2,996
	CNPC Capital Co. Ltd. Class A	3,693,491	2,996
	Yunnan Tin Co. Ltd. Class A	1,549,599	2,993
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,989
	China National Medicines Corp. Ltd. Class A	759,238	2,987
*	SOHO China Ltd.	28,824,530	2,985

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	2,978
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	2,973
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,959
	DBG Technology Co. Ltd. Class A	709,280	2,954
*	NavInfo Co. Ltd. Class A	2,159,087	2,953
*,2	CMGE Technology Group Ltd.	17,572,000	2,948
*,1,2	Mobvista Inc.	7,311,000	2,940
*	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,937
	Sinofert Holdings Ltd.	25,792,032	2,934
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,934
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	2,928
	First Capital Securities Co. Ltd. Class A	3,649,420	2,918
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	2,914
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,075,600	2,914
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	2,911
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,898
*	Talkweb Information System Co. Ltd. Class A	1,249,756	2,896
*	Guolian Securities Co. Ltd. Class A	1,966,900	2,892
	Sinoma International Engineering Co. Class A	2,143,272	2,890
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	2,884
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	2,875
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	2,868
	China Lilang Ltd.	5,931,865	2,867
	LexinFintech Holdings Ltd. ADR	1,568,642	2,863
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	2,861
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,853
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,852
	Kingnet Network Co. Ltd. Class A	1,947,732	2,849
	AVICOPTER plc Class A	547,502	2,842
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,837
[1]	China New Higher Education Group Ltd.	11,365,000	2,837
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,834
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,831
	Chengdu Xingrong Environment Co. Ltd. Class A	3,599,100	2,828
	Xiamen Faratronic Co. Ltd. Class A	206,363	2,816
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,814
*	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,812
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,809
	BBMG Corp. Class A	9,919,093	2,807
	BBMG Corp. Class H	28,480,781	2,806
*	China Film Co. Ltd. Class A	1,716,305	2,804
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,804
	Hangzhou Lion Electronics Co. Ltd. Class A	636,925	2,802
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	2,801
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	2,801
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,794
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,786
	Ovctek China Inc. Class A	805,582	2,778
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,774
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	2,774
	Fujian Sunner Development Co. Ltd. Class A	1,125,814	2,769
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,768
	Aisino Corp. Class A	1,818,119	2,758
		Shares	Market Value• ($000)
	Shenzhen Dynanonic Co. Ltd. Class A	256,032	2,754
	Capital Securities Co. Ltd. Class A	873,500	2,748
*	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	2,745
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,742
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,737
*	Hainan Meilan International Airport Co. Ltd. Class H	3,374,000	2,736
	APT Medical Inc. Class A	56,229	2,736
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	2,729
*	Tianma Microelectronics Co. Ltd. Class A	2,035,405	2,727
	Raytron Technology Co. Ltd. Class A	423,045	2,724
	Yunnan Copper Co. Ltd. Class A	1,806,500	2,724
	China Enterprise Co. Ltd. Class A	5,893,635	2,720
[2]	China South City Holdings Ltd.	51,225,258	2,717
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,717
[1,2]	Medlive Technology Co. Ltd.	2,718,000	2,714
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	2,712
*,1	Hope Education Group Co. Ltd.	46,036,000	2,712
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,703
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	2,692
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,692
	Joinn Laboratories China Co. Ltd. Class A	733,924	2,689
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,689
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,673
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	2,671
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	2,664
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	2,664
	China Great Wall Securities Co. Ltd. Class A	2,329,600	2,661
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,660
	Eoptolink Technology Inc. Ltd. Class A	616,360	2,658
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,657
*	Moody Technology Holdings Ltd.	45,595,558	2,656
	JCHX Mining Management Co. Ltd. Class A	535,369	2,651
	Canmax Technologies Co. Ltd. Class A	712,075	2,648
	Sonoscape Medical Corp. Class A	401,567	2,647
	CECEP Wind-Power Corp. Class A	6,106,510	2,646
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,645
	Kingsemi Co. Ltd. Class A	127,730	2,644
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	2,644
	Sinotrans Ltd. Class A	4,388,895	2,635
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	2,633
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,632
	Chengxin Lithium Group Co. Ltd. Class A	818,074	2,628
	Oppein Home Group Inc. Class A	220,397	2,623
	Harbin Electric Co. Ltd. Class H	9,113,875	2,622
[1,2]	Linklogis Inc. Class B	13,309,500	2,619
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,614
*	Sohu.com Ltd. ADR	316,869	2,608
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,608
	Digital China Group Co. Ltd. Class A	611,901	2,605
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,605
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,601
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,600
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	2,598
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	2,595
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	116,622	2,594

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,584
[1,2]	Sunac Services Holdings Ltd.	9,683,903	2,577
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,571
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	193,373	2,571
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,565
	Gemdale Properties & Investment Corp. Ltd.	86,396,000	2,560
	China Kepei Education Group Ltd.	9,712,000	2,559
	IKD Co. Ltd. Class A	876,400	2,552
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,140,836	2,547
	Anhui Huaheng Biotechnology Co. Ltd. Class A	183,205	2,540
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,532
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,518
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,517
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	2,517
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,517
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	94,763	2,516
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	2,514
*	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,514
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	2,513
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,511
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	476,300	2,506
	Longshine Technology Group Co. Ltd. Class A	975,625	2,494
	DHC Software Co. Ltd. Class A	2,893,900	2,493
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	2,492
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,491
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,488
[2]	China Tobacco International HK Co. Ltd.	1,921,000	2,487
	China National Accord Medicines Corp. Ltd. Class B	1,539,053	2,481
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	2,478
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	2,475
	Sealand Securities Co. Ltd. Class A	5,005,395	2,470
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,467
	Comba Telecom Systems Holdings Ltd.	21,686,130	2,466
*	FIH Mobile Ltd.	33,045,000	2,453
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,447
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	2,447
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	2,447
	Goldwind Science & Technology Co. Ltd. Class A	2,033,726	2,445
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	2,444
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,442
	Accelink Technologies Co. Ltd. Class A	662,148	2,440
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,437
	Shanghai M&G Stationery Inc. Class A	459,575	2,435
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	2,434
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	2,422
	Lao Feng Xiang Co. Ltd. Class A	284,300	2,419
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,503,009	2,418
	TangShan Port Group Co. Ltd. Class A	4,944,583	2,406
	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	2,402
		Shares	Market Value• ($000)
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	1,369,323	2,395
	iRay Technology Co. Ltd. Class A	78,133	2,385
	GCL Energy Technology Co. Ltd. Class A	1,499,000	2,383
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,179,256	2,382
	Yangling Metron New Material Inc. Class A	436,300	2,379
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	369,700	2,378
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,376
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	2,365
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,362
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,359
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	2,357
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	2,353
	KPC Pharmaceuticals Inc. Class A	803,396	2,344
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,334
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,334
	Shanghai Haixin Group Co. Class B	7,814,763	2,330
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,329
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,328
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,320
*	BTG Hotels Group Co. Ltd. Class A	1,013,826	2,315
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,314
	Hangcha Group Co. Ltd. Class A	769,580	2,314
	China Meheco Co. Ltd. Class A	1,415,764	2,314
	Newland Digital Technology Co. Ltd. Class A	989,273	2,314
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,313
*	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,312
	Hoyuan Green Energy Co. Ltd. Class A	452,698	2,312
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,303
	Wangsu Science & Technology Co. Ltd. Class A	2,399,957	2,302
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,300
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,290
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,006,666	2,285
*	Sai Micro Electronics Inc. Class A	693,440	2,284
	Xi'an Bright Laser Technologies Co. Ltd. Class A	155,737	2,283
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	2,283
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	2,279
	Andon Health Co. Ltd. Class A	465,756	2,278
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,276
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,274
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	537,680	2,269
*	Shenzhen Goodix Technology Co. Ltd. Class A	223,703	2,264
	Central China Securities Co. Ltd. Class H	15,354,000	2,260
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	2,260
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,260
*	Shenzhen Airport Co. Ltd. Class A	2,438,784	2,256
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,256
	China Kings Resources Group Co. Ltd. Class A	531,834	2,254
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	2,253
	Gaona Aero Material Co. Ltd. Class A	761,440	2,253
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,252
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,252
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	2,251
	Huaan Securities Co. Ltd. Class A	3,398,241	2,244

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinocare Inc. Class A	543,300	2,237
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,237
*,1,2	Alliance International Education Leasing Holdings Ltd.	12,327,000	2,235
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,233
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,233
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	2,232
	Hoymiles Power Electronics Inc. Class A	72,864	2,231
	Jafron Biomedical Co. Ltd. Class A	688,160	2,226
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,222
*	CETC Chips Technology Inc. Class A	1,121,700	2,208
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	2,205
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	2,203
*	Hwa Create Co. Ltd. Class A	583,500	2,200
	Northeast Securities Co. Ltd. Class A	2,132,658	2,197
	INESA Intelligent Tech Inc. Class B	4,064,822	2,196
	Guangzhou Development Group Inc. Class A	2,884,471	2,196
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	4,363,144	2,195
*	Sanwei Holding Group Co. Ltd. Class A	900,939	2,193
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,192
	China World Trade Center Co. Ltd. Class A	808,035	2,191
	Huaxi Securities Co. Ltd. Class A	2,021,000	2,190
*	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	2,189
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,187
	Taiji Computer Corp. Ltd. Class A	556,906	2,183
	Risen Energy Co. Ltd. Class A	898,500	2,182
*,2	Agile Group Holdings Ltd.	22,747,226	2,180
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	2,180
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,179
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,178
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	2,175
*	Guangshen Railway Co. Ltd. Class A	6,165,034	2,175
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,174
*	Shandong Xinchao Energy Corp. Ltd. Class A	6,203,116	2,173
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	2,171
*,2	Sino-Ocean Group Holding Ltd.	40,891,089	2,169
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,169
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	109,819	2,168
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,365,115	2,165
	Xiangcai Co. Ltd. Class A	1,942,800	2,162
	GoodWe Technologies Co. Ltd. Class A	135,127	2,158
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,157
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,154
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,154
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,153
*	Beijing BDStar Navigation Co. Ltd. Class A	476,451	2,153
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,150
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,150
*	China Grand Automotive Services Group Co. Ltd. Class A	8,161,210	2,143
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	2,143
[1,2]	China East Education Holdings Ltd.	5,561,500	2,137
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	2,137
		Shares	Market Value• ($000)
	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	2,137
	Porton Pharma Solutions Ltd. Class A	527,750	2,134
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	2,133
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,132
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,128
	Glarun Technology Co. Ltd. Class A	1,088,707	2,127
	Shandong Hi-speed Co. Ltd. Class A	2,347,954	2,127
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,125
*	Zotye Automobile Co. Ltd. Class A	4,412,600	2,123
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,121
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	2,118
	Autohome Inc. Class A	319,568	2,118
[2]	Xingda International Holdings Ltd.	12,520,846	2,115
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	2,114
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,113
*	MOG Digitech Holdings Ltd.	7,490,000	2,109
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,107
*	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,102
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	2,094
*	Hongbo Co. Ltd. Class A	456,950	2,093
	Xuji Electric Co. Ltd. Class A	889,400	2,090
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,088
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	2,086
	Pylon Technologies Co. Ltd. Class A	133,826	2,084
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	2,084
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	2,084
*,1,2,3	Redco Properties Group Ltd.	12,241,640	2,081
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,080
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	2,079
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,666,827	2,075
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	2,070
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,069
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	2,069
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	2,066
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	2,063
*	Shanghai DZH Ltd. Class A	1,945,300	2,063
*	Guangdong Golden Dragon Development Inc. Class A	1,007,500	2,060
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,875,418	2,059
	Fibocom Wireless Inc. Class A	725,346	2,058
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	108,108	2,058
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,047
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,044
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	2,040
	Dajin Heavy Industry Co. Ltd. Class A	538,200	2,039
*	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	2,039
	Electric Connector Technology Co. Ltd. Class A	358,005	2,036
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,036
	Wuxi Autowell Technology Co. Ltd. Class A	108,804	2,033
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,032
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	2,029
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,028
*	Nanjing Tanker Corp. Class A	4,944,900	2,022
*	Qingdao Sentury Tire Co. Ltd. Class A	485,500	2,020
	Fujian Funeng Co. Ltd. Class A	1,723,473	2,018

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,013
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	2,012
	Qingdao Gaoce Technology Co. Ltd. Class A	310,241	2,012
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,006
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,006
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	2,004
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	2,001
*	China Tianying Inc. Class A	2,471,620	1,998
	3peak Inc. Class A	90,605	1,995
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,993
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,985
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,983
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	1,982
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,976
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,027,120	1,976
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	1,974
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	1,969
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,962
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	1,962
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	1,959
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,957
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,955
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	1,953
*	Sinocelltech Group Ltd. Class A	287,325	1,952
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,952
	INESA Intelligent Tech Inc. Class A	1,133,790	1,946
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,944
*	Visionox Technology Inc. Class A	1,281,646	1,944
	Wolong Electric Group Co. Ltd. Class A	1,265,033	1,943
	Perfect World Co. Ltd. Class A	1,178,410	1,934
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,930
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,923
	An Hui Wenergy Co. Ltd. Class A	2,219,934	1,922
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	1,915
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,915
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	1,914
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,905
*,2	Zhuguang Holdings Group Co. Ltd.	36,763,000	1,901
[1]	Midea Real Estate Holding Ltd.	2,775,600	1,899
	China Wafer Level CSP Co. Ltd. Class A	584,639	1,899
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	2,385,231	1,899
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	175,900	1,896
	Hainan Strait Shipping Co. Ltd. Class A	2,448,730	1,893
	Hangzhou Iron & Steel Co. Class A	3,220,086	1,892
	First Tractor Co. Ltd. Class H	3,729,706	1,889
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,886
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,886
	Valiant Co. Ltd. Class A	802,650	1,885
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,885
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,884
		Shares	Market Value• ($000)
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,882
	Grandblue Environment Co. Ltd. Class A	774,060	1,882
*	STO Express Co. Ltd. Class A	1,436,275	1,878
	MLS Co. Ltd. Class A	1,480,200	1,878
	First Tractor Co. Ltd. Class A	1,186,189	1,877
*	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,877
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	1,875
	Arcsoft Corp. Ltd. Class A	390,648	1,874
	China Galaxy Securities Co. Ltd. Class A	1,129,120	1,872
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	1,872
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,869
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,865
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,864
	Edifier Technology Co. Ltd. Class A	835,300	1,861
*	Youdao Inc. ADR	445,547	1,858
	Hangzhou EZVIZ Network Co. Ltd. Class A	268,137	1,855
	Central China Securities Co. Ltd. Class A	3,468,500	1,854
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,853
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,851
	Tianjin Port Co. Ltd. Class A	3,190,771	1,850
	China Petroleum Engineering Corp. Class A	4,044,500	1,847
*	DouYu International Holdings Ltd. ADR	2,141,762	1,846
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,845
	Sichuan Expressway Co. Ltd. Class A	3,372,610	1,844
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,842
	Intco Medical Technology Co. Ltd. Class A	609,870	1,840
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	1,839
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,832
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	1,822
	Youngy Co. Ltd. Class A	239,500	1,818
	C&S Paper Co. Ltd. Class A	1,224,890	1,818
*	Tibet Mineral Development Co. Class A	522,300	1,815
	Yankershop Food Co. Ltd. Class A	168,150	1,811
*	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,810
*,2	KWG Group Holdings Ltd.	18,837,297	1,809
	Jingjin Equipment Inc. Class A	575,626	1,809
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,808
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,807
*	Leo Group Co. Ltd. Class A	5,976,111	1,806
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,800
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,799
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,798
	Kaishan Group Co. Ltd. Class A	934,508	1,798
	Huali Industrial Group Co. Ltd. Class A	261,900	1,798
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,798
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,795
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,791
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,786
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,782
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	1,780
	Nanjing Gaoke Co. Ltd. Class A	2,117,679	1,779
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,777
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,775

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,769
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,767
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,766
	Chinalin Securities Co. Ltd. Class A	924,427	1,763
*	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,762
	China Bester Group Telecom Co. Ltd. Class A	314,845	1,758
	Jilin Electric Power Co. Ltd. Class A	2,746,880	1,758
	Baiyin Nonferrous Group Co. Ltd. Class A	4,672,100	1,756
	Daan Gene Co. Ltd. Class A	1,317,523	1,756
	All Winner Technology Co. Ltd. Class A	512,430	1,754
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	1,751
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,749
	Hongta Securities Co. Ltd. Class A	1,638,780	1,748
	Sanquan Food Co. Ltd. Class A	873,620	1,747
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,045,843	1,747
*	Wuxi Taiji Industry Co. Ltd. Class A	1,974,951	1,747
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	1,745
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,745
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,745
	Hunan Gold Corp. Ltd. Class A	1,094,840	1,745
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,743
	Addsino Co. Ltd. Class A	1,497,900	1,740
	East Group Co. Ltd. Class A	1,984,000	1,739
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	1,734
	Hainan Poly Pharm Co. Ltd. Class A	399,450	1,730
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,730
	CSSC Science & Technology Co. Ltd. Class A	715,900	1,729
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,727
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,151,900	1,726
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,725
	Caida Securities Co. Ltd. Class A	1,598,300	1,725
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,725
*,1,2	Shimao Services Holdings Ltd.	11,145,000	1,724
	Sinofibers Technology Co. Ltd. Class A	403,400	1,723
	Sany Heavy Energy Co. Ltd. Class A	426,842	1,721
	Isoftstone Information Technology Group Co. Ltd. Class A	351,900	1,721
	Shenzhen Expressway Corp. Ltd. Class A	1,295,704	1,712
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,012,001	1,711
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,707
*	Lakala Payment Co. Ltd. Class A	718,400	1,703
	Konfoong Materials International Co. Ltd. Class A	200,376	1,699
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,698
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,697
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,694
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,694
	Laobaixing Pharmacy Chain JSC Class A	488,193	1,694
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,693
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,692
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,691
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	1,690
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	1,690
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,690
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,686
	Kehua Data Co. Ltd. Class A	440,300	1,685
*,1,2	CStone Pharmaceuticals	6,242,500	1,679
		Shares	Market Value• ($000)
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	1,677
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,674
*	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,674
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	1,671
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,669
	CETC Digital Technology Co. Ltd. Class A	526,968	1,666
	Levima Advanced Materials Corp. Class A	639,500	1,663
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	1,658
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,655
	Bank of Qingdao Co. Ltd. Class A	3,710,270	1,655
*	Chengtun Mining Group Co. Ltd. Class A	2,656,762	1,653
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,651
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,650
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,644
*	Sangfor Technologies Inc. Class A	143,182	1,643
*	Loongson Technology Corp. Ltd. Class A	147,215	1,640
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,640
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,638
	Dosilicon Co. Ltd. Class A	319,989	1,638
	Sinochem International Corp. Class A	2,410,916	1,638
	Appotronics Corp. Ltd. Class A	421,869	1,637
	Anhui Heli Co. Ltd. Class A	715,915	1,635
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,627
*	Neusoft Corp. Class A	1,243,366	1,623
	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,621
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,619
*	Bestechnic Shanghai Co. Ltd. Class A	94,818	1,617
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,617
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,616
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,615
	Goke Microelectronics Co. Ltd. Class A	176,849	1,613
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,612
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,611
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	1,607
	Baowu Magnesium Technology Co. Ltd. Class A	616,934	1,606
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,603
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,602
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,599
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,599
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,598
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,594
*	Ourpalm Co. Ltd. Class A	2,633,461	1,593
*,1	Viva Biotech Holdings	9,715,500	1,593
	Hainan Jinpan Smart Technology Co. Ltd. Class A	347,518	1,593
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,589
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,585
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,583
	Shenzhen Envicool Technology Co. Ltd. Class A	451,230	1,582
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,582
	Xinhuanet Co. Ltd. Class A	452,800	1,579

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,579
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,573
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,567
	Angang Steel Co. Ltd. Class A	4,292,302	1,567
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,563
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,560
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	5,233,208	1,560
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,559
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,554
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,554
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,553
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,553
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,551
	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,550
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,548
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,548
	Shanghai Belling Co. Ltd. Class A	718,144	1,547
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,543
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,532
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,530
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,529
	YGSOFT Inc. Class A	1,925,995	1,528
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,528
	Fulin Precision Co. Ltd. Class A	1,054,400	1,528
	Foran Energy Group Co. Ltd. Class A	933,470	1,527
	Semitronix Corp. Class A	122,500	1,526
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,524
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,524
*	Wondershare Technology Group Co. Ltd. Class A	138,084	1,523
	Huaxia Eye Hospital Group Co. Ltd. Class A	273,000	1,523
*	Wonders Information Co. Ltd. Class A	1,233,500	1,521
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,520
	BOC International China Co. Ltd. Class A	1,019,327	1,519
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,518
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,513
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,513
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,512
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,511
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,511
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,510
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,510
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	1,509
	Jiangsu Financial Leasing Co. Ltd. Class A	2,303,990	1,505
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,504
	Qiming Information Technology Co. Ltd. Class A	534,874	1,503
	Loncin Motor Co. Ltd. Class A	1,978,850	1,502
	Zheshang Securities Co. Ltd. Class A	1,089,700	1,501
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	1,500
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	1,498
		Shares	Market Value• ($000)
	Xiamen Kingdomway Group Co. Class A	599,100	1,498
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	1,497
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,495
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,900,377	1,493
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,492
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,491
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	1,486
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,486
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,485
	Yunda Holding Co. Ltd. Class A	1,190,669	1,485
	Grinm Advanced Materials Co. Ltd. Class A	865,300	1,484
	Shennan Circuits Co. Ltd. Class A	155,817	1,482
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,481
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,480
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,479
	Xianhe Co. Ltd. Class A	601,745	1,477
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,475
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,474
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,474
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,470
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,470
*	Hytera Communications Corp. Ltd. Class A	1,706,265	1,469
	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,469
*,2	Tongdao Liepin Group	1,997,600	1,468
*	China High Speed Transmission Equipment Group Co. Ltd.	6,272,934	1,467
	Zhejiang Chengchang Technology Co. Ltd. Class A	121,252	1,466
	Norinco International Cooperation Ltd. Class A	939,308	1,463
	B-Soft Co. Ltd. Class A	1,485,966	1,463
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	1,461
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,460
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,456
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	1,455
	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,455
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,453
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,451
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,451
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,450
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,450
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,445
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,445
	ORG Technology Co. Ltd. Class A	2,362,407	1,444
	Flat Glass Group Co. Ltd. Class A	408,700	1,443
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,443
*	Sensteed Hi-tech Group Class A	6,356,300	1,443
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,442
*	HUYA Inc. ADR	460,493	1,441
	Hainan Haide Capital Management Co. Ltd. Class A	877,216	1,441
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,438
	Anker Innovations Technology Co. Ltd. Class A	112,200	1,438
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,436
	Yuneng Technology Co. Ltd. Class A	85,855	1,435
	Fujian Apex Software Co. Ltd. Class A	183,700	1,432
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,432
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,429

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Venustech Group Inc. Class A	399,300	1,427
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,426
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,425
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,423
*	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,422
	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,422
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,419
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,418
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	1,418
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,418
	Yusys Technologies Co. Ltd. Class A	618,780	1,414
	CMST Development Co. Ltd. Class A	2,022,131	1,413
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,037,340	1,412
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,412
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,412
	Geovis Technology Co. Ltd. Class A	209,332	1,411
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,410
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,410
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,409
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,409
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,403
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,402
	Kunshan Dongwei Technology Co. Ltd. Class A	196,915	1,401
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,401
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,396
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,395
*	Topsec Technologies Group Inc. Class A	1,084,532	1,394
*	China TransInfo Technology Co. Ltd. Class A	884,700	1,394
	Moon Environment Technology Co. Ltd. Class A	795,284	1,391
[2]	Ausnutria Dairy Corp. Ltd.	3,948,000	1,389
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,388
*	Shanying International Holding Co. Ltd. Class A	4,633,725	1,387
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	1,384
	Chongqing Department Store Co. Ltd. Class A	374,760	1,384
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,384
	Giantec Semiconductor Corp. Class A	161,378	1,384
	Jihua Group Corp. Ltd. Class A	3,491,500	1,380
*	Polaris Bay Group Co. Ltd. Class A	1,034,498	1,379
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,377
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	1,377
	NYOCOR Co. Ltd. Class A	1,483,800	1,375
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,375
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,374
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	6,085,460	1,374
*	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,374
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,373
	Chengzhi Co. Ltd. Class A	1,199,628	1,373
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,371
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,370
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,368
		Shares	Market Value• ($000)
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,366
	Beijing eGOVA Co. Ltd. Class A	571,612	1,366
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,364
	Sichuan EM Technology Co. Ltd. Class A	825,890	1,364
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,518,429	1,361
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,358
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,356
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,353
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,350
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,348
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,347
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,347
*,2	Niu Technologies ADR	623,168	1,346
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	1,343
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	123,788	1,343
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,343
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,341
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	1,340
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,339
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,339
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,339
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	1,339
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,338
*	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	1,336
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,336
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,160,307	1,334
	Jiangsu Azure Corp. Class A	1,053,150	1,332
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,331
	Minmetals Capital Co. Ltd. Class A	1,916,460	1,331
	Sino Biological Inc. Class A	110,770	1,326
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,324
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	1,324
*	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,322
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,319
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,317
	Primarius Technologies Co. Ltd. Class A	400,608	1,316
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	1,316
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	1,315
*	DBAPP Security Ltd. Class A	81,099	1,314
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,313
	Wuxi NCE Power Co. Ltd. Class A	248,058	1,312
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,310
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,308
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,306
*	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,300
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,299
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,297

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	PCI Technology Group Co. Ltd. Class A	1,652,858	1,293
	Elion Energy Co. Ltd. Class A	3,447,450	1,292
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,292
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	1,290
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,288
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,287
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,286
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,284
*	Lancy Co. Ltd. Class A	430,900	1,283
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,279
	Hexing Electrical Co. Ltd. Class A	411,689	1,278
	Anhui Expressway Co. Ltd. Class A	920,500	1,276
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,274
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,273
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,272
	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,269
	Shenzhen Desay Battery Technology Co. Class A	290,725	1,268
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,267
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,265
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,265
	Rockchip Electronics Co. Ltd. Class A	141,900	1,264
	CGN Power Co. Ltd. Class A	3,113,500	1,264
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,264
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,264
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,262
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,261
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,260
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,260
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,259
	Pacific Textiles Holdings Ltd.	6,595,000	1,257
	Wencan Group Co. Ltd. Class A	229,786	1,257
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,255
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	1,254
	Guocheng Mining Co. Ltd. Class A	870,800	1,250
	Rizhao Port Co. Ltd. Class A	3,208,600	1,250
	Beijing Tongtech Co. Ltd. Class A	482,980	1,250
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,249
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,249
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,249
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,246
	Joyoung Co. Ltd. Class A	682,392	1,245
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,244
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,244
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	216,684	1,244
	Beijing Capital Development Co. Ltd. Class A	2,443,183	1,242
*	Shengda Resources Co. Ltd. Class A	713,800	1,241
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	1,241
*	JinJian Cereals Industry Co. Ltd. Class A	1,190,000	1,240
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,239
		Shares	Market Value• ($000)
	KBC Corp. Ltd. Class A	115,539	1,239
*	Holitech Technology Co. Ltd. Class A	2,746,096	1,239
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,238
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,236
	Juewei Food Co. Ltd. Class A	255,920	1,236
	Nuode New Materials Co. Ltd. Class A	1,516,200	1,229
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,229
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,228
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,228
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,227
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,226
	Shanghai Stonehill Technology Co. Ltd. Class A	3,192,027	1,222
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,219
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	1,218
	Jinhong Gas Co. Ltd. Class A	362,709	1,217
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,217
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,216
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	1,215
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,214
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,213
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	799,200	1,210
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,210
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	1,210
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,209
	PhiChem Corp. Class A	498,100	1,207
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,207
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,300	1,207
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,206
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,206
*	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,204
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,203
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,202
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,202
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,201
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,201
*	Kidswant Children Products Co. Ltd. Class A	1,017,800	1,201
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,201
	Keboda Technology Co. Ltd. Class A	129,581	1,200
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,198
	Camel Group Co. Ltd. Class A	1,063,051	1,197
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,648,999	1,194
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,193
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,193
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	803,450	1,192
*	China Reform Health Management & Services Group Co. Ltd. Class A	842,492	1,191
	Piesat Information Technology Co. Ltd. Class A	200,019	1,190
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,187
	PNC Process Systems Co. Ltd. Class A	311,280	1,186
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,186
	Befar Group Co. Ltd. Class A	1,918,734	1,186
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,185

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,183
	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,181
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,180
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,176
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,176
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,170
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,167
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	1,166
	Jiuzhitang Co. Ltd. Class A	803,900	1,165
*	Alpha Group Class A	1,167,001	1,165
	Lier Chemical Co. Ltd. Class A	706,221	1,164
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,163
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,160
	Jade Bird Fire Co. Ltd. Class A	525,970	1,159
	Focus Technology Co. Ltd. Class A	310,120	1,157
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	1,157
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,156
	Foryou Corp. Class A	254,000	1,156
*	Jinke Properties Group Co. Ltd. Class A	4,996,413	1,153
	Winner Medical Co. Ltd. Class A	209,805	1,152
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,150
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,149
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,149
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	986,800	1,148
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,145
	Shanghai Medicilon Inc. Class A	116,916	1,145
	Sino Wealth Electronic Ltd. Class A	336,367	1,143
	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,141
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	1,140
	Chongqing Water Group Co. Ltd. Class A	1,484,150	1,140
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,139
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	545,350	1,136
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,135
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,134
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,134
	China Fangda Group Co. Ltd. Class B	5,004,408	1,133
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	1,133
	Skyworth Digital Co. Ltd. Class A	686,100	1,132
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,130
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,129
	Sineng Electric Co. Ltd. Class A	289,448	1,127
*	FESCO Group Co. Ltd. Class A	370,348	1,123
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,121
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,120
	IReader Technology Co. Ltd. Class A	434,794	1,120
	Suning Universal Co. Ltd. Class A	2,979,759	1,119
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,119
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,118
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	1,115
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	888,150	1,111
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	1,111
	TDG Holdings Co. Ltd. Class A	940,100	1,110
	Guizhou Tyre Co. Ltd. Class A	1,253,971	1,106
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	1,104
		Shares	Market Value• ($000)
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,102
*	BOE HC SemiTek Corp. Class A	1,212,450	1,102
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,101
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,101
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,098
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	1,098
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,097
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,096
	Guotai Epoint Software Co. Ltd. Class A	221,590	1,096
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,095
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,094
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,094
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,093
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,093
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,092
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,091
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	1,090
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,089
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,088
	Top Resource Energy Co. Ltd. Class A	847,100	1,086
	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	1,086
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,085
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,085
	Jinlei Technology Co. Ltd. Class A	253,900	1,084
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	1,084
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,083
	Dongfeng Electronic Technology Co. Ltd. Class A	690,804	1,083
	Tangrenshen Group Co. Ltd. Class A	1,175,650	1,081
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,080
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,077
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	1,076
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,074
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,074
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,074
*	Tibet Summit Resources Co. Ltd. Class A	556,957	1,074
	Luyang Energy-Saving Materials Co. Ltd.	509,771	1,074
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,073
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,070
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	1,070
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	1,069
	Bros Eastern Co. Ltd. Class A	1,423,289	1,069
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,068
	Center International Group Co. Ltd. Class A	467,600	1,067
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,066
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,065
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,065

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,468,900	1,064
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	1,063
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	1,063
	Jinhui Liquor Co. Ltd. Class A	282,800	1,062
*	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,061
	AUCMA Co. Ltd. Class A	1,427,501	1,059
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,059
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	1,057
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,054
*	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,054
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,053
	Hunan Aihua Group Co. Ltd. Class A	335,506	1,049
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,047
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,047
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	1,046
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,046
*	Xinfengming Group Co. Ltd. Class A	606,451	1,045
*	Orient Group Inc. Class A	3,391,900	1,044
	Bluestar Adisseo Co. Class A	1,009,941	1,042
	Suplet Power Co. Ltd. Class A	463,747	1,042
*	Focused Photonics Hangzhou Inc. Class A	419,596	1,042
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,040
	Shenzhen Kinwong Electronic Co. Ltd. Class A	343,556	1,040
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,039
	Jangho Group Co. Ltd. Class A	1,104,707	1,039
*	Guoguang Electric Co. Ltd. Class A	480,600	1,037
	Qinhuangdao Port Co. Ltd. Class A	2,553,900	1,037
	China Sports Industry Group Co. Ltd. Class A	908,800	1,036
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	1,035
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,034
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,034
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,034
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,033
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,031
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,635,632	1,030
*	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,029
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,029
	Wellhope Foods Co. Ltd. Class A	854,101	1,029
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,028
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,028
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	1,027
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	75,600	1,027
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,026
	Guomai Technologies Inc. Class A	968,065	1,026
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	1,026
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,025
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,025
	Cinda Securities Co. Ltd. Class A	436,900	1,024
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,022
	Shanghai Huayi Group Co. Ltd. Class A	1,096,976	1,021
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,019
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,018
	Visual China Group Co. Ltd. Class A	526,231	1,018
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,014
		Shares	Market Value• ($000)
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,013
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	1,013
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,013
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,012
	Chongqing Chuanyi Automation Co. Ltd. Class A	251,049	1,012
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,011
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,009
	Beyondsoft Corp. Class A	638,200	1,009
*,2	Cosmopolitan International Holdings Ltd.	2,255,400	1,009
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,008
	Shenma Industry Co. Ltd. Class A	939,904	1,008
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,007
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	1,007
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	1,007
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	1,005
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	1,005
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,004
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	1,004
	Shanghai AtHub Co. Ltd. Class A	369,460	1,004
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,002
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	1,001
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	1,000
*	Henan Zhongfu Industry Co. Ltd. Class A	2,147,200	999
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	998
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	996
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	996
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	994
	Windey Energy Technology Group Co. Ltd. Class A	684,528	993
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	992
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	992
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	991
*	UTour Group Co. Ltd. Class A	1,051,725	990
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	989
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	989
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	988
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	986
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	986
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	985
	City Development Environment Co. Ltd. Class A	654,680	984
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	984
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	983
*	Gohigh Networks Co. Ltd. Class A	1,148,740	983
*,1,2	Archosaur Games Inc.	3,751,000	982
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	980
*	Hengdian Entertainment Co. Ltd. Class A	494,722	980
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	978
	Neway Valve Suzhou Co. Ltd. Class A	488,809	978
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	978

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	972
	Shanghai Maling Aquarius Co. Ltd. Class A	1,019,098	972
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	970
*	Tech-Bank Food Co. Ltd. Class A	1,799,254	969
	Jinneng Science&Technology Co. Ltd. Class A	858,655	967
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	967
*	Toread Holdings Group Co. Ltd. Class A	884,800	966
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	1,065,160	965
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	963
	Gansu Energy Chemical Co. Ltd. Class A	2,190,686	963
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	962
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	962
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	962
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	960
	Jinxi Axle Co. Ltd. Class A	1,804,300	957
*	Greattown Holdings Ltd. Class A	2,188,021	957
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	956
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	956
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	955
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	954
	Macmic Science & Technology Co. Ltd. Class A	142,303	952
	Bear Electric Appliance Co. Ltd. Class A	127,600	951
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	950
*	Archermind Technology Nanjing Co. Ltd. Class A	150,070	949
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	948
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	946
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	944
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	944
	Xinzhi Group Co. Ltd. Class A	382,400	943
	Fujian Boss Software Development Co. Ltd. Class A	484,033	942
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	941
	Xilinmen Furniture Co. Ltd. Class A	357,900	939
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	939
	Dashang Co. Ltd. Class A	400,200	937
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	933
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	933
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	931
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	930
	Innuovo Technology Co. Ltd. Class A	1,119,455	929
	ADAMA Ltd. Class A	915,100	928
	Triangle Tyre Co. Ltd. Class A	455,000	928
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	927
	Bafang Electric Suzhou Co. Ltd. Class A	142,084	927
	Digital China Information Service Group Co. Ltd. Class A	555,543	927
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	924
	Three's Co. Media Group Co. Ltd. Class A	112,282	924
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	923
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	922
*	Jiangsu Etern Co. Ltd. Class A	1,230,970	922
	BGI Genomics Co. Ltd. Class A	137,049	922
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	921
		Shares	Market Value• ($000)
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	921
	Client Service International Inc. Class A	432,967	921
	MGI Tech Co. Ltd. Class A	81,210	917
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	915
	JSTI Group Class A	1,199,857	914
	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	912
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	912
	Jiajiayue Group Co. Ltd. Class A	603,492	911
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	911
	Greatoo Intelligent Equipment Inc. Class A	2,052,300	910
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	908
	Central China Land Media Co. Ltd. Class A	663,500	908
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	907
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	906
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	905
	Sunstone Development Co. Ltd. Class A	373,000	905
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	103,412	905
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	904
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	904
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	903
	Huangshan Novel Co. Ltd. Class A	769,699	901
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	899
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	898
*	ChangYuan Technology Group Ltd. Class A	1,209,343	898
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	897
	Sinosoft Co. Ltd. Class A	214,340	897
*	Guangdong Shirongzhaoye Co. Ltd. Class A	987,017	897
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,491,219	895
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	894
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	894
	Ningbo Yunsheng Co. Ltd. Class A	941,571	894
*	Guizhou Gas Group Corp. Ltd. Class A	795,372	894
	Shunfa Hengye Corp. Class A	1,684,921	893
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	891
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	890
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	890
	Maoye Commercial Co. Ltd. Class A	1,745,913	890
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,111,582	889
	COSCO SHIPPING Development Co. Ltd. Class A	2,819,276	887
	Jack Technology Co. Ltd. Class A	309,475	886
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	886
	Jiangsu Expressway Co. Ltd. Class A	657,798	885
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	884
	Insigma Technology Co. Ltd. Class A	1,008,500	883
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	882
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	881
	Wushang Group Co. Ltd. Class A	745,977	880
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	880
	Cybrid Technologies Inc. Class A	410,600	880
	Guangzhou Port Co. Ltd. Class A	2,060,800	879
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	879
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	878
	CCCG Real Estate Corp. Ltd. Class A	577,500	877
	Goldenmax International Group Ltd. Class A	661,900	877

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong South New Media Co. Ltd. Class A	176,292	876
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	876
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	875
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	56,707	875
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	874
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	874
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	874
	Eastcompeace Technology Co. Ltd. Class A	598,315	873
	Luoniushan Co. Ltd. Class A	1,097,907	873
*	Sinopec Oilfield Service Corp. Class H	12,400,608	872
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	872
	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	869
	Changhong Meiling Co. Ltd. Class A	1,078,628	868
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	868
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	867
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	866
*	Anyang Iron & Steel Inc. Class A	2,716,980	865
	Sun Create Electronics Co. Ltd. Class A	304,876	865
	Henan Liliang Diamond Co. Ltd. Class A	187,560	865
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	865
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	864
	263 Network Communications Co. Ltd. Class A	1,350,860	863
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	862
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	862
*	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	860
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	859
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	859
*	BeiGene Ltd. Class A	42,303	859
	China Union Holdings Ltd. Class A	1,594,400	857
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	855
	Ligao Foods Co. Ltd. Class A	115,920	854
*	Nations Technologies Inc. Class A	521,400	853
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	853
	DongFeng Automobile Co. Ltd. Class A	1,021,612	852
	Hangzhou Onechance Tech Corp. Class A	262,325	852
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	852
*	Zhongtong Bus Co. Ltd. Class A	607,400	851
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	851
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	850
*	QuantumCTek Co. Ltd. Class A	48,132	850
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	849
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	847
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	846
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	846
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	846
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	846
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	845
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	845
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	843
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	843
	Shandong Xiantan Co. Ltd. Class A	847,492	843
		Shares	Market Value• ($000)
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	842
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	841
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	839
	Merit Interactive Co. Ltd. Class A	384,848	839
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	839
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	838
	Lingyun Industrial Corp. Ltd. Class A	748,416	838
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	836
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	836
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	836
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	835
*	Phenix Optical Co. Ltd. Class A	275,600	835
*	Huafu Fashion Co. Ltd. Class A	1,703,810	834
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	833
	Shandong Lukang Pharma Class A	867,190	832
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	831
*	Zhejiang Jingu Co. Ltd. Class A	779,060	831
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	830
	Western Region Gold Co. Ltd. Class A	468,800	830
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	829
*	Kingsignal Technology Co. Ltd. Class A	620,360	827
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	827
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	827
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	827
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	826
*	INKON Life Technology Co. Ltd. Class A	587,200	826
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	823
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	1,525,600	823
	Black Peony Group Co. Ltd. Class A	1,031,687	820
	Shenzhen Click Technology Co. Ltd. Class A	420,000	819
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	818
	Canny Elevator Co. Ltd. Class A	764,373	818
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	816
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	814
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	813
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	813
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	743,030	813
	Jenkem Technology Co. Ltd. Class A	47,933	813
	China Harzone Industry Corp. Ltd. Class A	786,065	813
	Truking Technology Ltd. Class A	527,800	812
*	Jiangsu Gian Technology Co. Ltd. Class A	180,768	811
	Cangzhou Dahua Co. Ltd. Class A	417,700	810
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	810
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	810
*	Whirlpool China Co. Ltd. Class A	738,250	809
*	Beijing Sinohytec Co. Ltd. Class A	120,245	809
	North Electro-Optic Co. Ltd. Class A	494,561	807
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	806
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	805
	Mesnac Co. Ltd. Class A	860,489	805
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	805
*	Sinodata Co. Ltd. Class A	329,635	804
	Qilu Bank Co. Ltd. Class A	1,459,500	804
	Shandong Publishing & Media Co. Ltd. Class A	711,600	803
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	802

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Enjoyor Technology Co. Ltd. Class A	659,100	801
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	801
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	801
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	799
	Opple Lighting Co. Ltd. Class A	298,600	797
*	Beijing Water Business Doctor Co. Ltd. Class A	844,674	797
	Yotrio Group Co. Ltd. Class A	1,839,350	797
	Lu Thai Textile Co. Ltd. Class B	1,343,093	796
	Tianjin Teda Co. Ltd. Class A	1,439,243	796
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	794
*	SICC Co. Ltd. Class A	95,555	794
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	794
	Zhejiang Runtu Co. Ltd. Class A	868,351	793
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	793
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	790
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	789
	Maccura Biotechnology Co. Ltd. Class A	366,530	788
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	787
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	787
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	787
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	786
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	785
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	111,680	783
*	Beijing Forever Technology Co. Ltd. Class A	788,894	782
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	779
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	779
	China Science Publishing & Media Ltd. Class A	218,700	777
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	776
	Suzhou Oriental Semiconductor Co. Ltd. Class A	67,528	774
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	771
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	769
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	769
*	Konka Group Co. Ltd. Class A	1,329,700	769
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,430,979	767
*	Huayi Brothers Media Corp. Class A	2,189,502	767
	Zhuhai Port Co. Ltd. Class A	1,050,000	767
	Guodian Nanjing Automation Co. Ltd. Class A	825,360	766
	China Merchants Port Group Co. Ltd. Class A	356,900	766
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	765
	Guizhou Zhenhua E-chem Inc. Class A	240,298	765
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	765
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	764
	ABA Chemicals Corp. Class A	726,200	764
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	764
*	Beijing North Star Co. Ltd. Class A	2,701,615	764
	Unilumin Group Co. Ltd. Class A	872,038	764
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	763
	Rongan Property Co. Ltd. Class A	2,008,772	763
	Sino GeoPhysical Co. Ltd. Class A	319,165	761
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	760
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	758
	Edan Instruments Inc. Class A	517,400	757
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	757
*	Hengbao Co. Ltd. Class A	671,300	756
		Shares	Market Value• ($000)
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	752
	KingClean Electric Co. Ltd. Class A	238,900	751
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	751
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	751
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	751
	Hubei Century Network Technology Co. Ltd. Class A	465,300	750
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	749
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	749
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	748
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	745
*	Fujian Snowman Co. Ltd. Class A	724,468	742
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	742
[1]	China Everbright Greentech Ltd.	7,329,962	741
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	741
	Shandong Head Group Co. Ltd. Class A	319,700	740
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	739
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	739
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	738
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	737
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	736
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	736
	Xiangyu Medical Co. Ltd. Class A	107,228	735
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	735
*	Youzu Interactive Co. Ltd. Class A	485,916	733
	Digiwin Software Co. Ltd. Class A	272,194	732
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	731
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	731
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	731
	China International Marine Containers Group Co. Ltd. Class A	807,410	731
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	731
	Era Co. Ltd. Class A	1,005,259	730
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	729
*	Shenzhen World Union Group Inc. Class A	2,085,355	728
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	726
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	726
	Beijing SDL Technology Co. Ltd. Class A	660,800	725
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	725
*	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	724
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	723
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	723
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	722
*	Dongjiang Environmental Co. Ltd. Class A	946,666	722
	Monalisa Group Co. Ltd. Class A	349,604	722
*	Triumph New Energy Co. Ltd. Class A	385,300	722
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	721
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	716
	Haining China Leather Market Co. Ltd. Class A	1,252,410	714
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	714
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	713
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	713
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	713

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	712
	EIT Environmental Development Group Co. Ltd. Class A	345,501	711
	Xiamen Port Development Co. Ltd. Class A	739,716	710
	Orient International Enterprise Ltd. Class A	757,400	710
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	709
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	709
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	708
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	708
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	706
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	706
*	Zhongfu Information Inc. Class A	235,500	705
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	704
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	704
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	703
*	Shanghai STEP Electric Corp. Class A	494,600	703
*	Yijiahe Technology Co. Ltd. Class A	167,000	703
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,405,714	703
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	702
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	700
	Hainan Expressway Co. Ltd. Class A	1,170,600	698
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	698
	Zhejiang NetSun Co. Ltd. Class A	229,600	698
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	697
	Chongqing Port Co. Ltd. Class A	1,210,600	695
	China Wuyi Co. Ltd. Class A	1,611,511	694
*	Hanwang Technology Co. Ltd. Class A	231,900	694
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	694
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	692
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	691
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	690
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	689
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	688
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	688
*	Guangxi Energy Co. Ltd. Class A	1,383,240	688
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	687
	Liaoning Chengda Biotechnology Co. Ltd. Class A	150,361	687
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	686
	Joeone Co. Ltd. Class A	502,277	683
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	683
[1]	Orient Securities Co. Ltd. Class H	1,463,600	682
	MYS Group Co. Ltd. Class A	1,417,892	682
	Blue Sail Medical Co. Ltd. Class A	712,564	681
	CCS Supply Chain Management Co. Ltd. Class A	853,540	680
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	680
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	679
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	679
	Vatti Corp. Ltd. Class A	842,448	678
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	677
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	677
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	676
		Shares	Market Value• ($000)
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A	328,900	676
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	676
*	Huludao Zinc Industry Co. Class A	1,526,300	674
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	674
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	673
	Time Publishing & Media Co. Ltd. Class A	473,200	672
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	672
	BMC Medical Co. Ltd. Class A	46,865	672
	Hainan Mining Co. Ltd. Class A	739,762	672
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	669
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	669
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	669
	Zhende Medical Co. Ltd. Class A	189,800	668
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	667
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	667
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	667
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	666
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	666
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	666
	Duolun Technology Corp. Ltd. Class A	587,777	666
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	665
	Marssenger Kitchenware Co. Ltd. Class A	272,397	664
	Guangdong Goworld Co. Ltd. Class A	521,444	663
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	662
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	662
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	659
*	Sinopec Oilfield Equipment Corp. Class A	719,342	658
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	657
	Goldcard Smart Group Co. Ltd. Class A	389,110	657
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	656
*	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	656
	Toly Bread Co. Ltd. Class A	548,939	656
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	654
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	652
	CITIC Press Corp. Class A	192,900	652
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	652
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	651
	Shenzhen Aisidi Co. Ltd. Class A	611,320	650
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	649
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	649
	Bestsun Energy Co. Ltd. Class A	1,122,700	649
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	648
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	646
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	646
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	644
	Wolong Resources Group Co. Ltd. Class A	943,001	644
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	644
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	643
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	640
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	640
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	638
	Tungkong Inc. Class A	556,076	637
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	637

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	636
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	636
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	636
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	635
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	635
	Inspur Software Co. Ltd. Class A	329,798	635
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	635
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	635
*	Sunyard Technology Co. Ltd. Class A	483,327	634
	ZhongYeDa Electric Co. Ltd. Class A	501,400	634
	Contec Medical Systems Co. Ltd. Class A	211,100	631
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	630
*	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	630
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	626
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	624
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	624
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	623
	Tongyu Communication Inc. Class A	237,975	622
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	620
*	ENC Digital Technology Co. Ltd. Class A	482,090	620
	Newcapec Electronics Co. Ltd. Class A	488,335	619
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	615
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	615
*	Emei Shan Tourism Co. Ltd. Class A	478,100	614
	Changzheng Engineering Co. Ltd. Class A	320,346	614
*	Vtron Group Co. Ltd. Class A	864,723	613
	Dare Power Dekor Home Co. Ltd. Class A	562,739	612
	FIYTA Precision Technology Co. Ltd. Class A	420,085	612
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	612
*	Solareast Holdings Co. Ltd. Class A	775,159	611
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	611
*	Huayuan Property Co. Ltd. Class A	2,642,075	610
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	608
*	Jishi Media Co. Ltd. Class A	2,400,700	607
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	607
*	Sunvim Group Co. Ltd. Class A	909,600	606
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	604
	Hefei Department Store Group Co. Ltd. Class A	932,417	603
*	CanSino Biologics Inc. Class A	55,518	603
*	Guizhou Chitianhua Co. Ltd. Class A	1,556,500	602
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	601
	Gem-Year Industrial Co. Ltd. Class A	942,111	601
	TRS Information Technology Corp. Ltd. Class A	272,900	600
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	599
	Hanwei Electronics Group Corp. Class A	274,002	599
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	599
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	599
	China West Construction Group Co. Ltd. Class A	649,000	598
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	598
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	598
	Bestore Co. Ltd. Class A	215,700	595
	Sichuan Meifeng Chemical IND Class A	591,151	594
		Shares	Market Value• ($000)
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	594
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	594
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	593
	Jiangling Motors Corp. Ltd. Class A	266,198	593
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	589
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	589
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	588
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	587
*	Royal Group Co. Ltd. Class A	810,478	586
*	Deppon Logistics Co. Ltd. Class A	286,900	586
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	586
*	Double Medical Technology Inc. Class A	109,500	585
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	585
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	583
	Streamax Technology Co. Ltd. Class A	145,100	583
	QuakeSafe Technologies Co. Ltd. Class A	226,550	583
*	Tengda Construction Group Co. Ltd. Class A	1,637,499	582
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	582
*	VanJee Technology Co. Ltd. Class A	201,160	581
*	Feitian Technologies Co. Ltd. Class A	392,500	581
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	580
	Chongqing Yukaifa Co. Ltd. Class A	930,100	578
	Chimin Health Management Co. Ltd. Class A	428,400	578
	FSPG Hi-Tech Co. Ltd. Class A	885,500	577
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	577
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	576
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	575
	Chengdu Bright Eye Hospital Co. Ltd. Class A	42,300	575
*	Global Infotech Co. Ltd. Class A	388,600	573
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	572
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	572
*	Simei Media Co. Ltd. Class A	769,200	572
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	570
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	570
*	Langold Real Estate Co. Ltd. Class A	1,962,979	569
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	567
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	567
*	Fujian Rongji Software Co. Ltd. Class A	609,300	566
	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	566
	Anhui Huamao Textile Co. Class A	1,074,064	565
*	Citychamp Dartong Co. Ltd. Class A	1,594,333	565
*	Deluxe Family Co. Ltd. Class A	1,499,036	564
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	563
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	560
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	559
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	558
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	558
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	555
*	Autel Intelligent Technology Corp. Ltd. Class A	145,673	554
*	Hongda Xingye Co. Ltd. Class A	2,931,800	554
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	552
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	551

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	551
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	550
*	CIG Shanghai Co. Ltd. Class A	111,000	549
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	547
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	546
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	545
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	545
*	Jinzhou Port Co. Ltd. Class B	2,857,215	544
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	544
	Hangzhou Cable Co. Ltd. Class A	652,000	544
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	674,360	544
	Haoxiangni Health Food Co. Ltd. Class A	506,788	543
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	543
	Xiamen Bank Co. Ltd. Class A	749,000	543
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	543
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	542
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	541
*	Ningbo Cixing Co. Ltd. Class A	598,800	541
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	541
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	540
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	540
*	Shenyang Chemical Co. Ltd. Class A	944,000	539
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	539
	Beijing CTJ Information Technology Co. Ltd. Class A	64,678	539
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	538
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	538
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	537
	Ningbo David Medical Device Co. Ltd. Class A	277,300	537
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	534
*	Eastone Century Technology Co. Ltd. Class A	843,315	534
	Daheng New Epoch Technology Inc. Class A	376,900	533
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	532
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	531
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	531
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	531
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	531
	Yuanjie Semiconductor Technology Co. Ltd. Class A	25,958	531
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	53,000	530
*	Anhui Genuine New Materials Co. Ltd. Class A	452,620	528
*	RongFa Nuclear Equipment Co. Ltd. Class A	742,100	526
*	PKU Healthcare Corp. Ltd. Class A	560,500	525
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	525
*	Changchun Gas Co. Ltd. Class A	741,500	524
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	524
	Sichuan Injet Electric Co. Ltd. Class A	74,100	524
*	Better Life Commercial Chain Share Co. Ltd. Class A	766,420	522
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	521
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	518
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	518
*	Rastar Group Class A	1,078,500	518
		Shares	Market Value• ($000)
	Anhui Korrun Co. Ltd. Class A	251,860	517
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	517
*	Hangzhou Century Co. Ltd. Class A	822,400	516
*	China Television Media Ltd. Class A	310,000	516
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	515
	Vontron Technology Co. Ltd. Class A	423,300	515
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	515
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	515
	Create Technology & Science Co. Ltd. Class A	385,756	515
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	515
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	514
	Xiamen Intretech Inc. Class A	215,390	514
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	513
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	513
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	513
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	512
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	511
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	510
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	510
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	509
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	509
	Lucky Film Co. Class A	528,691	509
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	507
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	507
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	506
	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	506
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	504
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	503
	Xiamen International Airport Co. Ltd. Class A	289,758	502
	Jiangling Motors Corp. Ltd. Class B	635,970	501
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	501
*	Xinlun New Materials Co. Ltd. Class A	1,033,500	501
	Advanced Fiber Resources Zhuhai Ltd. Class A	94,472	500
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	126,700	498
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	495
	Qingdao Citymedia Co. Ltd. Class A	496,400	494
	Shanghai Titan Scientific Co. Ltd. Class A	69,307	494
*	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	493
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	493
*	Beken Corp. Class A	122,587	493
	XGD Inc. Class A	155,100	493
*	Surfilter Network Technology Co. Ltd. Class A	617,768	492
	Guobang Pharma Ltd. Class A	180,000	490
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	488
*	Wisesoft Co. Ltd. Class A	231,865	486
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	486
*	COL Group Co. Ltd. Class A	252,700	486
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	485
*	Hebei Huijin Group Co. Ltd. Class A	485,900	483
	Linktel Technologies Co. Ltd. Class A	51,300	483
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	482
	Shandong Shengli Co. Class A	973,577	482

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	481
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	480
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	480
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	480
	Fulongma Group Co. Ltd. Class A	355,320	480
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	479
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	830,880	478
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	477
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	475
*	Berry Genomics Co. Ltd. Class A	322,603	474
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	473
*	Shanghai Lonyer Data Co. Ltd. Class A	326,300	473
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	472
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	472
	Shanghai New World Co. Ltd. Class A	479,000	470
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	467
	Fujian Dongbai Group Co. Ltd. Class A	876,300	465
*	Guangdong Delian Group Co. Ltd. Class A	675,035	462
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	461
	ZYNP Corp. Class A	522,900	459
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	458
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	458
*	Guangdong DFP New Material Group Co. Ltd.	837,600	455
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	453
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	452
	Sanlux Co. Ltd. Class A	648,400	450
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	450
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	450
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	450
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	450
*	Lander Sports Development Co. Ltd. Class A	1,172,450	446
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	445
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	444
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	444
*	Qingdao Doublestar Co. Ltd. Class A	748,900	443
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	441
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	437
*	China Quanjude Group Co. Ltd. Class A	278,800	436
*	New Huadu Technology Co. Ltd. Class A	595,500	435
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	432
*	Metro Land Corp. Ltd. Class A	561,500	430
*	Road King Infrastructure Ltd.	2,193,914	426
	Beijing Bashi Media Co. Ltd. Class A	801,670	424
*	KraussMaffei Co. Ltd. Class A	431,434	421
	Rianlon Corp. Class A	97,100	420
	Hongbaoli Group Corp. Ltd. Class A	714,859	415
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	415
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	413
		Shares	Market Value• ($000)
*	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	412
*	Infund Holding Co. Ltd. Class A	1,027,334	410
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	408
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	407
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	406
	Transfar Zhilian Co. Ltd. Class A	597,325	405
*	Rendong Holdings Co. Ltd. Class A	522,865	405
*	Wenfeng Great World Chain Development Corp. Class A	1,239,613	405
*	YLZ Information Technology Co. Ltd. Class A	444,300	403
*	Tangel Culture Co. Ltd. Class A	745,400	403
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	399
*	Hainan Ruize New Building Material Co. Ltd. Class A	985,704	399
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	398
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	397
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	396
	Nanjing Chixia Development Co. Ltd. Class A	947,000	393
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	391
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	387
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	386
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	383
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	382
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,014,898	379
*	Strait Innovation Internet Co. Ltd. Class A	640,698	374
	Three Squirrels Inc. Class A	149,540	374
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	372
*	H&R Century Union Corp. Class A	709,000	367
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	359
*	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	359
*	Chongqing Dima Industry Co. Ltd. Class A	1,647,007	353
*	Yuzhou Group Holdings Co. Ltd.	19,280,570	350
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	348
	Guangzhou Holike Creative Home Co. Ltd. Class A	235,458	346
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	341
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	338
	Sansure Biotech Inc. Class A	146,855	336
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	325
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	318
	Thinkingdom Media Group Ltd. Class A	124,581	301
*	Fire Rock Holdings Ltd.	12,539,500	300
	Baida Group Co. Ltd. Class A	256,600	287
	Estun Automation Co. Ltd. Class A	110,600	284
*	Doushen Beijing Education & Technology Inc. Class A	866,539	276
	Weifu High-Technology Group Co. Ltd. Class A	124,100	274
	Shenzhen Xinyichang Technology Co. Ltd. Class A	21,308	267
*	Fujian Green Pine Co. Ltd. Class A	355,400	255
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	62,000	252
*,1	Ascletis Pharma Inc.	992,000	237
*	ASR Microelectronics Co. Ltd. Class A	26,361	235
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	224
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	221
	Nanjing Cosmos Chemical Co. Ltd. Class A	25,000	219
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	208

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	142,600	206
*,3	Yango Group Co. Ltd. Class A	4,010,183	203
*	Transwarp Technology Shanghai Co. Ltd. Class A	25,548	193
	CSG Holding Co. Ltd. Class A	249,200	184
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	179
	Red Star Macalline Group Corp. Ltd. Class A	305,030	178
*	Times China Holdings Ltd.	3,585,884	165
*	China SCE Group Holdings Ltd.	6,517,301	145
*	Oceanwide Holdings Co. Ltd. Class A	767,000	143
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	143
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	139
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	384,449	125
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	24,900	123
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	119
	Eastern Communications Co. Ltd. Class B	290,300	113
*	Jinzhou Port Co. Ltd. Class A	267,100	111
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	72
*	Shanghai Shimao Co. Ltd. Class A	273,212	48
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	42
	Shanghai Haixin Group Co. Class A	32,500	30
*,3	ST JLZX A	393,700	20
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
			28,597,787
Colombia (0.1%)
	Bancolombia SA ADR	1,500,803	38,090
	Ecopetrol SA	43,961,433	25,879
	Bancolombia SA	3,152,392	22,479
	Interconexion Electrica SA ESP	6,159,255	21,698
[2]	Ecopetrol SA ADR	1,081,520	12,773
[2]	Grupo Aval Acciones y Valores SA ADR	256,312	587
			121,506
Czech Republic (0.2%)
	CEZ A/S	2,176,387	93,163
	Komercni Banka A/S	1,051,497	30,818
[1]	Moneta Money Bank A/S	4,653,709	17,992
	Philip Morris CR A/S	6,097	4,198
[2]	Colt CZ Group SE	43,055	1,030
			147,201
Egypt (0.1%)
	Commercial International Bank Egypt SAE	31,250,040	61,047
	Egypt Kuwait Holding Co. SAE	8,289,310	12,849
	Eastern Co. SAE	13,712,078	11,675
	Talaat Moustafa Group	14,061,132	10,236
*	EFG Holding S.A.E.	18,202,157	9,830
	ElSewedy Electric Co.	10,308,046	9,058
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	5,952
	Telecom Egypt Co.	4,679,438	5,145
	Madinet Masr For Housing & Development	13,152,549	1,362
			127,154
Greece (0.5%)
*	Eurobank Ergasias Services & Holdings SA	34,902,390	57,049
	Mytilineos SA	1,417,442	52,508
*	Alpha Services & Holdings SA	29,464,594	44,107
	OPAP SA	2,580,476	43,709
*	National Bank of Greece SA	7,499,526	42,953
	JUMBO SA	1,509,028	39,703
	Hellenic Telecommunications Organization SA	2,367,675	33,186
		Shares	Market Value• ($000)
*	Public Power Corp. SA	2,914,195	29,745
*	Piraeus Financial Holdings SA	9,266,598	27,468
	Motor Oil Hellas Corinth Refineries SA	748,688	17,832
	GEK Terna Holding Real Estate Construction SA	771,604	10,784
	Terna Energy SA	707,213	10,612
	Titan Cement International SA	422,403	7,911
*	LAMDA Development SA	949,434	6,113
	Helleniq Energy Holdings SA	758,665	5,570
*	Aegean Airlines SA	495,340	5,422
	Hellenic Exchanges - Athens Stock Exchange SA	823,686	4,224
	Autohellas Tourist & Trading SA	274,468	3,698
	Sarantis SA	436,033	3,623
	Athens Water Supply & Sewage Co. SA	608,211	3,614
	Viohalco SA	680,589	3,561
	Holding Co. ADMIE IPTO SA	1,577,580	3,343
	Cenergy Holdings SA	401,745	2,702
	Fourlis Holdings SA	595,885	2,557
*	Ellaktor SA	1,174,012	2,314
	Quest Holdings SA	370,977	2,063
	Epsilon Net SA	180,338	1,779
*,3	FF Group	397,542	—
			468,150
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	57,218,000	35,553
*,3	Real Nutriceutical Group Ltd.	1,315,000	—
			35,553
Hungary (0.2%)
	OTP Bank Nyrt.	3,182,477	118,452
	MOL Hungarian Oil & Gas plc	5,847,424	46,546
	Richter Gedeon Nyrt.	1,960,218	45,973
	Magyar Telekom Telecommunications plc	4,964,780	7,720
			218,691
Iceland (0.1%)
	Marel HF	7,871,385	21,694
[1]	Arion Banki HF	19,758,857	18,174
	Islandsbanki HF	16,081,840	11,891
*	Alvotech SA	1,060,359	9,321
	Hagar hf	14,708,565	7,201
	Kvika banki hf	68,948,715	6,888
	Reitir fasteignafelag hf	9,447,009	5,218
	Festi hf	3,861,940	5,108
	Eimskipafelag Islands hf	1,439,164	4,852
	Sjova-Almennar Tryggingar hf	13,484,030	3,250
*	Icelandair Group HF	295,109,609	2,904
	Vatryggingafelag Islands Hf	22,649,583	2,537
	Siminn HF	38,998,334	2,463
*	Olgerdin Egill Skallagrims HF	14,751,034	1,335
			102,836
India (19.7%)
	Reliance Industries Ltd.	45,914,738	1,262,554
	HDFC Bank Ltd.	52,318,780	928,373
	Infosys Ltd.	47,852,102	786,965
	Tata Consultancy Services Ltd.	13,941,507	564,402
	Axis Bank Ltd.	31,198,033	368,131
	Hindustan Unilever Ltd.	12,108,582	361,361
	Bharti Airtel Ltd. (XNSE)	32,390,715	355,735
	Larsen & Toubro Ltd.	9,355,419	329,226
	Bajaj Finance Ltd.	3,346,544	301,254
	ICICI Bank Ltd.	21,498,871	236,526
	Maruti Suzuki India Ltd.	1,806,063	225,535
	Mahindra & Mahindra Ltd.	12,825,860	224,777
	Asian Paints Ltd.	6,167,151	222,148
	HCL Technologies Ltd.	14,469,686	221,942
	Titan Co. Ltd.	5,687,993	218,054
	ITC Ltd.	40,790,057	209,968

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sun Pharmaceutical Industries Ltd.	14,878,679	194,526
	NTPC Ltd.	64,862,280	183,765
	Tata Steel Ltd.	111,501,499	159,111
	UltraTech Cement Ltd.	1,567,222	158,609
	Nestle India Ltd.	490,810	142,919
	Power Grid Corp. of India Ltd.	57,629,526	139,967
	State Bank of India	20,403,328	138,642
	Tata Motors Ltd.	18,162,184	137,179
	Adani Enterprises Ltd.	4,793,045	132,166
	JSW Steel Ltd.	13,765,278	121,796
*	Jio Financial Services Ltd.	45,991,793	120,975
	Grasim Industries Ltd.	5,262,887	119,278
	Oil & Natural Gas Corp. Ltd.	52,944,535	118,468
	Coal India Ltd.	31,090,322	117,358
	Tech Mahindra Ltd.	8,310,780	113,260
	Adani Ports & Special Economic Zone Ltd.	11,487,714	108,373
	Hindalco Industries Ltd.	19,287,735	106,464
	Cipla Ltd.	7,013,405	101,099
[1]	HDFC Life Insurance Co. Ltd.	13,523,226	100,460
	Bajaj Finserv Ltd.	5,238,144	98,769
[1]	SBI Life Insurance Co. Ltd.	5,762,086	94,638
*	Zomato Ltd.	74,605,335	94,363
	Tata Consumer Products Ltd.	8,370,489	90,570
*,1	Avenue Supermarts Ltd.	2,034,863	88,844
	Shriram Finance Ltd.	3,840,177	86,654
	Britannia Industries Ltd.	1,628,497	86,628
	Tata Motors Ltd. Class A	16,581,905	83,726
	Apollo Hospitals Enterprise Ltd.	1,362,099	78,870
	Bharat Electronics Ltd.	48,876,442	78,305
[1]	LTIMindtree Ltd.	1,256,748	76,462
	Dr Reddy's Laboratories Ltd.	1,177,014	75,970
	Cholamandalam Investment & Finance Co. Ltd.	5,539,244	75,698
	Eicher Motors Ltd.	1,899,520	75,179
	Wipro Ltd.	15,641,942	71,808
	Divi's Laboratories Ltd.	1,761,392	71,683
	Varun Beverages Ltd.	6,391,599	69,763
	Hero MotoCorp Ltd.	1,787,427	66,330
	Tata Power Co. Ltd.	22,750,609	65,456
	Trent Ltd.	2,502,525	64,776
*	Adani Green Energy Ltd.	5,747,994	62,898
	Max Healthcare Institute Ltd.	9,089,318	62,656
	Pidilite Industries Ltd.	2,094,168	61,830
	Indian Oil Corp. Ltd.	56,591,549	60,963
	TVS Motor Co. Ltd.	3,165,294	60,487
*	Godrej Consumer Products Ltd.	5,009,152	59,684
	Bajaj Auto Ltd.	930,325	59,346
	REC Ltd.	17,165,660	59,333
	Power Finance Corp. Ltd.	19,773,885	58,560
	DLF Ltd.	8,528,095	57,773
	Bharat Petroleum Corp. Ltd.	13,748,882	57,637
*	Adani Power Ltd.	13,218,541	57,598
	Hindustan Aeronautics Ltd.	2,619,920	57,336
	Shree Cement Ltd.	185,612	57,208
[1]	ICICI Lombard General Insurance Co. Ltd.	3,330,848	54,974
*	Yes Bank Ltd.	275,163,121	52,737
	Indian Hotels Co. Ltd. Class A	11,372,842	52,381
	GAIL India Ltd.	36,143,051	51,895
	Tube Investments of India Ltd.	1,369,686	51,817
	Info Edge India Ltd.	1,047,391	51,401
	SRF Ltd.	1,946,314	51,322
	Ambuja Cements Ltd.	10,006,275	51,049
	Persistent Systems Ltd.	688,250	50,978
*	Suzlon Energy Ltd.	138,403,535	50,935
	Dabur India Ltd.	7,943,296	50,461
*,1	InterGlobe Aviation Ltd.	1,710,459	50,453
	Havells India Ltd.	3,358,044	50,275
*	United Spirits Ltd.	3,964,433	49,164
		Shares	Market Value• ($000)
	Siemens Ltd.	1,227,284	49,105
*	One 97 Communications Ltd.	4,397,069	48,663
	MRF Ltd.	37,312	48,547
	Coforge Ltd.	805,367	48,258
	UPL Ltd.	7,267,297	47,186
	Colgate-Palmolive India Ltd.	1,834,586	46,579
	Supreme Industries Ltd.	886,041	46,071
	Marico Ltd.	7,145,036	46,041
[1]	HDFC Asset Management Co. Ltd.	1,381,057	45,364
	Lupin Ltd.	3,325,290	45,061
	PI Industries Ltd.	1,102,671	45,035
*	Adani Energy Solutions Ltd.	4,813,060	44,439
	APL Apollo Tubes Ltd.	2,353,426	44,257
*	IDFC First Bank Ltd.	44,475,196	44,197
	Tata Elxsi Ltd.	470,193	43,071
	Bharat Forge Ltd.	3,466,988	42,465
	Vedanta Ltd.	16,106,227	41,914
	CG Power & Industrial Solutions Ltd.	8,888,140	41,624
	Jindal Steel & Power Ltd.	5,354,254	40,768
	Federal Bank Ltd.	23,963,689	40,501
	Ashok Leyland Ltd.	19,863,336	40,048
*	Delhivery Ltd.	7,827,743	38,859
	Polycab India Ltd.	648,196	38,305
	Cummins India Ltd.	1,887,924	38,027
	Aurobindo Pharma Ltd.	3,672,850	37,479
[1]	AU Small Finance Bank Ltd.	4,559,214	36,644
	Astral Ltd.	1,648,147	36,638
	ABB India Ltd.	742,541	36,623
*	PB Fintech Ltd.	4,269,032	35,922
	SBI Cards & Payment Services Ltd.	4,001,332	35,857
	Page Industries Ltd.	78,852	35,829
*	Zee Entertainment Enterprises Ltd.	11,399,515	35,493
	Samvardhana Motherson International Ltd.	32,106,125	35,459
*	Max Financial Services Ltd.	3,167,164	34,786
	Balkrishna Industries Ltd.	1,117,089	34,263
	Bank of Baroda	14,333,850	33,798
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,285,504	33,353
	Indian Railway Catering & Tourism Corp. Ltd.	4,159,961	33,250
	KPIT Technologies Ltd.	2,243,102	32,821
	Voltas Ltd.	3,179,607	31,996
	Embassy Office Parks REIT	8,498,128	31,801
[1]	Sona Blw Precision Forgings Ltd.	4,880,561	31,763
	Tata Communications Ltd.	1,571,435	31,418
	Torrent Pharmaceuticals Ltd.	1,350,900	31,227
*	FSN E-Commerce Ventures Ltd.	18,566,831	31,081
	Container Corp. of India Ltd.	3,751,477	31,022
	Dr Reddy's Laboratories Ltd. ADR	475,154	30,947
	Bajaj Holdings & Investment Ltd.	369,853	30,770
	Dixon Technologies India Ltd.	494,851	30,330
	Jubilant Foodworks Ltd.	4,988,815	30,018
[1]	Macrotech Developers Ltd.	3,091,920	29,262
	IIFL Finance Ltd.	3,907,901	29,087
	Dalmia Bharat Ltd.	1,144,717	28,943
	State Bank of India GDR	424,304	28,761
	Mphasis Ltd.	1,124,326	28,704
	NMDC Ltd.	15,388,891	28,520
	Crompton Greaves Consumer Electricals Ltd.	8,389,326	28,415
*	Godrej Properties Ltd.	1,416,770	28,271
[1]	Bandhan Bank Ltd.	10,964,475	28,233
	Bosch Ltd.	120,456	28,151
	Kotak Mahindra Bank Ltd.	1,329,766	27,799
	Berger Paints India Ltd.	4,071,588	27,319
	Phoenix Mills Ltd.	1,235,789	26,960
	Torrent Power Ltd.	3,014,422	26,333
	Fortis Healthcare Ltd.	6,787,622	26,331
	Punjab National Bank	30,003,290	26,317
	Bharat Heavy Electricals Ltd.	17,857,132	25,938

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tata Chemicals Ltd.	2,246,050	25,883
	Adani Total Gas Ltd.	3,791,565	25,641
	ACC Ltd.	1,127,760	25,585
	IDFC Ltd.	18,365,904	25,284
	Petronet LNG Ltd.	10,466,135	25,087
*	Hindustan Petroleum Corp. Ltd.	8,411,620	25,025
	Jindal Stainless Ltd.	4,627,279	24,602
	JSW Energy Ltd.	5,270,108	24,433
	Mahindra & Mahindra Financial Services Ltd.	8,222,795	24,240
	Zydus Lifesciences Ltd.	3,504,886	24,151
*	Indus Towers Ltd.	11,560,388	23,923
	Muthoot Finance Ltd.	1,510,072	23,562
	LIC Housing Finance Ltd.	4,236,228	23,376
	AIA Engineering Ltd.	550,871	23,262
	Canara Bank	5,022,371	23,203
	Deepak Nitrite Ltd.	967,683	23,095
	Apollo Tyres Ltd.	5,038,415	23,076
[1]	Laurus Labs Ltd.	5,272,990	22,916
	Sundram Fasteners Ltd.	1,502,022	22,632
	Cyient Ltd.	1,184,803	22,602
	Oberoi Realty Ltd.	1,642,900	22,454
	Indraprastha Gas Ltd.	4,863,043	22,339
	Ipca Laboratories Ltd.	1,885,754	22,277
*	GMR Airports Infrastructure Ltd.	33,885,883	22,234
	360 ONE WAM Ltd.	3,464,737	21,863
[1]	Indian Railway Finance Corp. Ltd.	24,971,211	21,791
	KEI Industries Ltd.	752,857	21,680
*	Star Health & Allied Insurance Co. Ltd.	3,094,347	21,558
	Patanjali Foods Ltd.	1,307,346	21,465
	Linde India Ltd.	297,577	21,420
	Ramco Cements Ltd.	1,781,229	21,224
	BSE Ltd.	938,651	21,012
	Solar Industries India Ltd.	316,959	20,938
	Angel One Ltd.	663,625	20,597
	Steel Authority of India Ltd.	20,165,131	20,318
	Carborundum Universal Ltd.	1,567,347	20,182
	Exide Industries Ltd.	6,529,393	20,029
	Navin Fluorine International Ltd.	483,791	19,992
	Piramal Enterprises Ltd.	1,657,600	19,425
	Coromandel International Ltd.	1,544,657	19,355
	NHPC Ltd.	31,924,657	19,252
	L&T Finance Holdings Ltd.	12,031,696	19,223
	Schaeffler India Ltd.	562,819	19,045
	SKF India Ltd.	321,216	18,940
	Glenmark Pharmaceuticals Ltd.	2,100,101	18,872
	Union Bank of India Ltd.	15,442,120	18,863
	Cholamandalam Financial Holdings Ltd.	1,366,734	18,669
[1]	L&T Technology Services Ltd.	369,542	18,604
	United Breweries Ltd.	943,883	18,318
*	PVR Inox Ltd.	949,167	18,224
	Sonata Software Ltd.	1,303,538	18,061
	Blue Star Ltd.	1,696,682	18,031
	Gujarat Fluorochemicals Ltd.	539,344	17,987
	Elgi Equipments Ltd.	2,956,731	17,951
	Emami Ltd.	2,921,396	17,897
	Thermax Ltd.	521,596	17,752
	Kajaria Ceramics Ltd.	1,167,662	17,697
	JK Cement Ltd.	458,890	17,396
[2]	Wipro Ltd. ADR	3,821,939	17,390
	Atul Ltd.	231,279	17,340
	Escorts Kubota Ltd.	454,370	17,100
	Motherson Sumi Wiring India Ltd.	23,695,919	17,057
	Grindwell Norton Ltd.	656,544	16,907
	Biocon Ltd.	6,352,802	16,765
[1]	Syngene International Ltd.	2,010,968	16,435
	UNO Minda Ltd.	2,345,449	16,423
	Oil India Ltd.	4,557,681	16,379
		Shares	Market Value• ($000)
[1]	RBL Bank Ltd.	6,141,386	16,272
	Radico Khaitan Ltd.	1,111,778	16,259
	Bata India Ltd.	862,975	16,238
*	Vodafone Idea Ltd.	113,345,822	16,136
	JB Chemicals & Pharmaceuticals Ltd.	942,430	15,826
	Alkem Laboratories Ltd.	342,763	15,329
	Timken India Ltd.	435,029	15,163
	Oracle Financial Services Software Ltd.	319,663	14,896
	Aarti Industries Ltd.	2,667,719	14,569
	Poonawalla Fincorp Ltd.	3,420,254	14,493
[1]	Dr Lal PathLabs Ltd.	490,841	14,259
	Birlasoft Ltd.	2,161,730	14,232
	3M India Ltd.	39,449	14,108
	Prestige Estates Projects Ltd.	1,530,339	14,079
	Indian Bank	2,766,485	13,963
	National Aluminium Co. Ltd.	12,552,783	13,899
	Gujarat Gas Ltd.	2,800,297	13,767
*	Aditya Birla Capital Ltd.	6,577,605	13,631
*	Aditya Birla Fashion & Retail Ltd.	5,233,322	13,500
	Great Eastern Shipping Co. Ltd.	1,409,777	13,452
	Computer Age Management Services Ltd.	498,118	13,446
	Honeywell Automation India Ltd.	30,649	13,249
	Ratnamani Metals & Tubes Ltd.	398,054	13,224
	Vedant Fashions Ltd.	832,102	12,909
	Central Depository Services India Ltd.	737,062	12,890
	Amara Raja Energy & Mobility Ltd.	1,749,645	12,883
	Lakshmi Machine Works Ltd.	80,394	12,757
	Brigade Enterprises Ltd.	1,721,088	12,718
	Redington Ltd.	7,421,963	12,716
	Gujarat State Petronet Ltd.	3,904,565	12,548
	Apar Industries Ltd.	200,356	12,467
	KEC International Ltd.	1,648,453	12,441
	Manappuram Finance Ltd.	7,515,110	12,413
*	CreditAccess Grameen Ltd.	640,572	12,282
	Narayana Hrudayalaya Ltd.	1,012,129	12,114
*	Devyani International Ltd.	5,588,342	12,072
*,1	Krishna Institute of Medical Sciences Ltd.	530,073	12,019
	Bank of India	10,384,482	11,961
	Can Fin Homes Ltd.	1,301,998	11,951
	Sanofi India Ltd.	130,906	11,888
	Natco Pharma Ltd.	1,232,612	11,853
	Castrol India Ltd.	7,157,643	11,706
[1]	IndiaMart InterMesh Ltd.	364,594	11,606
*,1	PNB Housing Finance Ltd.	1,299,814	11,504
	Hindustan Zinc Ltd.	3,189,501	11,326
	CRISIL Ltd.	230,082	11,323
	Praj Industries Ltd.	1,733,505	11,152
	KPR Mill Ltd.	1,151,870	11,137
	Finolex Cables Ltd.	1,025,587	11,053
	Relaxo Footwears Ltd.	1,006,743	10,857
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,300,928	10,808
	Ajanta Pharma Ltd.	509,162	10,782
	Indiabulls Housing Finance Ltd.	5,528,681	10,759
	Kansai Nerolac Paints Ltd.	2,833,873	10,724
	Pfizer Ltd.	226,445	10,702
	Kalyan Jewellers India Ltd.	3,075,855	10,677
	Bayer CropScience Ltd.	179,062	10,590
	Raymond Ltd.	499,546	10,566
	NCC Ltd.	6,084,754	10,564
	UTI Asset Management Co. Ltd.	1,155,713	10,446
*,1	Lemon Tree Hotels Ltd.	7,864,625	10,371
	Intellect Design Arena Ltd.	1,267,012	10,338
	GlaxoSmithKline Pharmaceuticals Ltd.	600,827	10,271
*	Rajesh Exports Ltd.	1,897,317	10,234
[1]	Nippon Life India Asset Management Ltd.	2,143,628	10,083
	Multi Commodity Exchange of India Ltd.	357,880	10,019

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Mahanagar Gas Ltd.	804,150	9,971
*	Suven Pharmaceuticals Ltd.	1,433,717	9,965
	Tanla Platforms Ltd.	865,589	9,899
*	Aavas Financiers Ltd.	584,819	9,894
	Mazagon Dock Shipbuilders Ltd.	412,324	9,746
	Karur Vysya Bank Ltd.	5,602,482	9,635
	Zensar Technologies Ltd.	1,624,365	9,564
*,1	Tejas Networks Ltd.	924,803	9,515
	Asahi India Glass Ltd.	1,408,991	9,469
*	Amber Enterprises India Ltd.	268,335	9,464
	Welspun Corp. Ltd.	1,847,989	9,442
	Sun TV Network Ltd.	1,237,888	9,428
	Century Textiles & Industries Ltd.	720,405	9,364
[1]	Indian Energy Exchange Ltd.	6,134,434	9,277
	Finolex Industries Ltd.	3,996,396	9,225
	CESC Ltd.	9,009,520	9,175
*	Piramal Pharma Ltd.	7,290,843	9,159
	Poly Medicure Ltd.	542,344	9,155
	Himadri Speciality Chemical Ltd.	3,129,870	8,982
	CIE Automotive India Ltd.	1,610,299	8,903
	Jindal Saw Ltd.	1,667,510	8,872
	Aptus Value Housing Finance India Ltd.	2,542,551	8,818
	Whirlpool of India Ltd.	443,497	8,750
[1]	Endurance Technologies Ltd.	455,977	8,744
[1]	Equitas Small Finance Bank Ltd.	7,837,700	8,732
*	Global Health Ltd.	922,225	8,699
	City Union Bank Ltd.	5,142,510	8,527
*	Medplus Health Services Ltd.	897,367	8,526
	HFCL Ltd.	10,797,582	8,447
[1]	Mindspace Business Parks REIT	2,267,789	8,415
	Westlife Foodworld Ltd.	881,235	8,401
	Chambal Fertilisers & Chemicals Ltd.	2,420,458	8,391
*	Adani Wilmar Ltd.	2,131,285	8,361
	Balrampur Chini Mills Ltd.	1,678,182	8,327
	Kalpataru Projects International Ltd.	1,041,182	8,285
	Ramkrishna Forgings Ltd.	1,072,080	8,249
*	Reliance Infrastructure Ltd.	4,012,042	8,159
	EIH Ltd.	2,999,601	8,093
	Titagarh Rail System Ltd.	871,826	7,978
	Rail Vikas Nigam Ltd.	4,287,268	7,937
	Happiest Minds Technologies Ltd.	803,106	7,905
	Data Patterns India Ltd.	352,864	7,896
	Welspun India Ltd.	4,345,276	7,847
*	Reliance Power Ltd.	38,100,124	7,829
*	Affle India Ltd.	615,349	7,773
	Ceat Ltd.	305,539	7,740
*	Triveni Turbine Ltd.	1,790,925	7,727
	EID Parry India Ltd.	1,389,926	7,703
*	India Cements Ltd.	3,062,225	7,698
	DCM Shriram Ltd.	691,720	7,696
	Vinati Organics Ltd.	369,073	7,667
	V-Guard Industries Ltd.	2,130,172	7,664
*	Godrej Industries Ltd.	1,009,828	7,623
*,1	Aster DM Healthcare Ltd.	1,906,203	7,555
	IRB Infrastructure Developers Ltd.	18,454,350	7,430
	Firstsource Solutions Ltd.	3,955,143	7,414
	eClerx Services Ltd.	313,971	7,387
	Granules India Ltd.	1,886,754	7,386
*	Jaiprakash Power Ventures Ltd.	63,869,388	7,366
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	944,861	7,297
	VIP Industries Ltd.	993,027	7,268
*	Tata Teleservices Maharashtra Ltd.	6,959,036	7,196
	Bajaj Electricals Ltd.	584,646	7,180
	Trident Ltd.	17,079,476	7,160
	Olectra Greentech Ltd.	522,333	7,148
	Rainbow Children's Medicare Ltd.	557,647	7,121
[1]	ICICI Securities Ltd.	922,560	7,083
		Shares	Market Value• ($000)
	JK Lakshmi Cement Ltd.	849,264	7,010
	Mastek Ltd.	263,321	6,989
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	6,977
	GHCL Ltd.	994,360	6,946
*	NMDC Steel Ltd.	14,358,242	6,929
	Vardhman Textiles Ltd.	1,556,324	6,900
*	MTAR Technologies Ltd.	233,731	6,849
	Motilal Oswal Financial Services Ltd.	547,755	6,826
	Sumitomo Chemical India Ltd.	1,518,582	6,807
	Cera Sanitaryware Ltd.	64,755	6,599
	NBCC India Ltd.	8,335,179	6,569
	Route Mobile Ltd.	350,582	6,540
	GMM Pfaudler Ltd.	313,374	6,529
	Aegis Logistics Ltd.	1,840,885	6,466
	Mahindra Lifespace Developers Ltd.	1,084,504	6,397
	Blue Dart Express Ltd.	80,938	6,395
*	Shree Renuka Sugars Ltd.	10,923,284	6,392
	CCL Products India Ltd.	899,065	6,375
	Hitachi Energy India Ltd.	128,071	6,371
	PNC Infratech Ltd.	1,580,037	6,345
	Craftsman Automation Ltd.	106,720	6,239
	Rhi Magnesita India Ltd.	754,310	6,215
	Century Plyboards India Ltd.	825,497	6,136
	KNR Constructions Ltd.	1,919,123	6,084
	ZF Commercial Vehicle Control Systems India Ltd.	32,116	6,057
*	Sapphire Foods India Ltd.	388,979	6,057
	Karnataka Bank Ltd.	2,159,488	5,960
	Safari Industries India Ltd.	119,187	5,921
[1]	Metropolis Healthcare Ltd.	349,798	5,907
*	Nuvoco Vistas Corp. Ltd.	1,437,355	5,881
	IDBI Bank Ltd.	7,692,036	5,718
*	Indiabulls Real Estate Ltd.	6,496,448	5,714
	Bharat Dynamics Ltd.	478,863	5,607
	Fine Organic Industries Ltd.	105,264	5,594
	TTK Prestige Ltd.	581,279	5,590
	Birla Corp. Ltd.	363,833	5,562
	Gujarat Pipavav Port Ltd.	3,786,523	5,541
	Edelweiss Financial Services Ltd.	7,417,210	5,529
	Engineers India Ltd.	3,673,023	5,462
	Sobha Ltd.	637,368	5,459
	Alembic Pharmaceuticals Ltd.	637,088	5,458
*	Nazara Technologies Ltd.	559,882	5,448
	Zydus Wellnes Ltd.	296,101	5,447
	Jubilant Ingrevia Ltd.	1,066,305	5,377
	Bombay Burmah Trading Co.	330,138	5,368
	PTC India Ltd.	3,182,766	5,364
	Kirloskar Oil Engines Ltd.	817,906	5,344
	KRBL Ltd.	1,222,767	5,295
	Graphite India Ltd.	942,482	5,278
	Rain Industries Ltd.	2,812,530	5,202
	Balaji Amines Ltd.	210,887	5,179
[1]	New India Assurance Co. Ltd.	3,069,765	5,121
	Usha Martin Ltd.	1,404,454	5,022
	Clean Science & Technology Ltd.	317,658	4,978
*	Hindustan Construction Co. Ltd.	16,219,880	4,973
	Procter & Gamble Health Ltd.	80,420	4,931
	AstraZeneca Pharma India Ltd.	86,982	4,883
	JM Financial Ltd.	4,955,348	4,865
*	Chemplast Sanmar Ltd.	909,011	4,850
	Jubilant Pharmova Ltd. Class A	1,071,585	4,821
	BASF India Ltd.	158,969	4,820
	Orient Electric Ltd.	1,819,996	4,757
	Infibeam Avenues Ltd.	20,670,948	4,748
*	Sheela Foam Ltd.	365,952	4,745
	Bharti Airtel Ltd.	732,027	4,716
[1]	Quess Corp. Ltd.	926,801	4,707

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Alkyl Amines Chemicals	181,607	4,673
	Strides Pharma Science Ltd.	814,234	4,665
	Gateway Distriparks Ltd.	4,393,559	4,614
	JK Paper Ltd.	989,306	4,530
	EPL Ltd.	2,059,740	4,468
	Akzo Nobel India Ltd.	152,844	4,433
*	Restaurant Brands Asia Ltd.	3,245,795	4,347
	Sterlite Technologies Ltd.	2,576,629	4,317
	Saregama India Ltd.	1,096,302	4,240
[1]	Godrej Agrovet Ltd.	751,782	4,195
*	Brightcom Group Ltd.	20,739,710	4,182
	Vaibhav Global Ltd.	830,388	4,177
	South Indian Bank Ltd.	14,249,877	4,151
	HEG Ltd.	210,458	4,124
	Tamilnad Mercantile Bank Ltd.	613,032	3,980
	ION Exchange India Ltd.	620,904	3,969
	Rallis India Ltd.	1,467,012	3,826
*	TeamLease Services Ltd.	135,587	3,822
*	Alok Industries Ltd.	17,303,475	3,616
	JBM Auto Ltd.	249,263	3,593
[1]	General Insurance Corp. of India	1,298,747	3,558
	Care Ratings Ltd.	324,331	3,548
	Capri Global Capital Ltd.	385,891	3,526
	Avanti Feeds Ltd.	718,009	3,481
	Galaxy Surfactants Ltd.	106,109	3,480
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	3,476
	Bajaj Consumer Care Ltd.	1,222,767	3,412
	NOCIL Ltd.	1,246,280	3,313
*	Campus Activewear Ltd.	996,514	3,186
	Garware Technical Fibres Ltd.	81,141	3,082
*	TV18 Broadcast Ltd.	6,183,849	3,081
	DCB Bank Ltd.	2,196,202	3,026
*	Borosil Renewables Ltd.	589,501	2,887
*	V-Mart Retail Ltd.	144,652	2,853
*	IFCI Ltd.	10,636,562	2,773
*	Kaveri Seed Co. Ltd.	354,789	2,638
	Polyplex Corp. Ltd.	191,080	2,344
	Allcargo Logistics Ltd.	749,564	2,302
*	Just Dial Ltd.	260,331	2,297
*	Sun Pharma Advanced Research Co. Ltd.	836,177	2,295
	Symphony Ltd.	223,717	2,266
*	Dhani Services Ltd.	4,913,544	2,254
[1]	Dilip Buildcon Ltd.	520,988	1,906
*	NIIT Ltd.	1,211,073	1,860
	Vakrangee Ltd.	8,100,992	1,717
[1]	IRB InvIT Fund	1,906,352	1,613
*	Wockhardt Ltd.	559,562	1,525
*,3	Bajel Projects Ltd.	584,646	920
[1]	Brookfield India Real Estate Trust	182,764	534
*,3	Digidrive Distributors Ltd.	219,261	355
*	VL E-Governance & IT Solutions Ltd.	410,697	148
			18,191,526
Indonesia (2.2%)
	Bank Central Asia Tbk. PT	756,157,450	416,583
	Bank Rakyat Indonesia Persero Tbk. PT	958,837,360	299,813
	Bank Mandiri Persero Tbk. PT	605,895,550	216,457
	Telkom Indonesia Persero Tbk. PT	632,007,852	138,546
	Astra International Tbk. PT	275,854,681	100,350
	Bank Negara Indonesia Persero Tbk. PT	205,166,152	61,916
	Sumber Alfaria Trijaya Tbk. PT	257,208,200	46,811
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,009,903,100	37,870
*	Charoen Pokphand Indonesia Tbk. PT	100,170,523	36,581
*	Merdeka Copper Gold Tbk. PT	252,787,400	35,455
	United Tractors Tbk. PT	20,234,927	32,022
	Adaro Energy Indonesia Tbk. PT	168,937,479	27,258
	Kalbe Farma Tbk. PT	255,043,084	27,125
	Indofood Sukses Makmur Tbk. PT	60,863,908	25,481
		Shares	Market Value• ($000)
	Barito Pacific Tbk. PT	344,108,103	24,385
	Indah Kiat Pulp & Paper Tbk. PT	36,322,768	21,954
*	Bumi Resources Minerals Tbk. PT	1,774,912,025	21,667
	Indofood CBP Sukses Makmur Tbk. PT	31,334,947	20,423
*	Bumi Resources Tbk. PT	2,608,734,200	18,563
	Unilever Indonesia Tbk. PT	77,554,655	17,683
	Semen Indonesia Persero Tbk. PT	45,539,507	17,499
	Indosat Tbk. PT	25,486,400	15,168
	Sarana Menara Nusantara Tbk. PT	260,648,400	14,618
	Mitra Keluarga Karyasehat Tbk. PT	77,150,700	13,303
	Aneka Tambang Tbk.	116,220,710	12,452
	Elang Mahkota Teknologi Tbk. PT	385,392,100	12,142
	Indocement Tunggal Prakarsa Tbk. PT	20,260,701	11,836
	Perusahaan Gas Negara Tbk. PT	144,154,179	11,397
	Mitra Adiperkasa Tbk. PT	103,222,426	11,277
*	Bukalapak.com PT Tbk.	812,026,900	10,751
	AKR Corporindo Tbk. PT	113,939,925	10,691
	Medco Energi Internasional Tbk. PT	128,277,942	10,313
	Dayamitra Telekomunikasi PT	252,590,200	9,854
	Gudang Garam Tbk. PT	6,399,430	9,380
	Indo Tambangraya Megah Tbk. PT	5,540,380	9,254
	XL Axiata Tbk. PT	61,412,108	8,779
	Mayora Indah Tbk. PT	48,853,900	8,771
	Bukit Asam Tbk. PT	55,790,944	8,709
	Vale Indonesia Tbk. PT	27,815,047	8,668
	Ciputra Development Tbk. PT	123,509,950	8,619
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,623,300	8,489
*	Bumi Serpong Damai Tbk. PT	130,009,401	8,222
	Jasa Marga Persero Tbk. PT	30,445,604	8,170
	Pakuwon Jati Tbk. PT	324,492,067	8,167
	Japfa Comfeed Indonesia Tbk. PT	97,798,600	7,541
	PT Tower Bersama Infrastructure Tbk.	54,999,288	7,165
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	7,062
	BFI Finance Indonesia Tbk. PT	109,408,100	7,060
	Avia Avian Tbk. PT	217,876,000	6,856
	Summarecon Agung Tbk. PT	178,816,208	6,019
*	Bank Bukopin Tbk. PT	1,049,160,910	5,155
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,135
*	Smartfren Telecom Tbk. PT	1,546,504,900	5,060
	Ace Hardware Indonesia Tbk. PT	99,097,756	4,990
	Map Aktif Adiperkasa PT	101,712,600	4,772
	Surya Esa Perkasa Tbk. PT	123,118,745	4,651
	Bank Syariah Indonesia Tbk. PT	44,878,690	4,240
*	Bank Pan Indonesia Tbk. PT	53,639,700	3,836
*	Panin Financial Tbk. PT	219,355,231	3,756
	Matahari Department Store Tbk. PT	26,706,567	3,344
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,243
	Bank BTPN Syariah Tbk. PT	31,867,700	3,159
	Surya Citra Media Tbk. PT	276,160,055	2,626
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,575
*	Lippo Karawaci Tbk. PT	429,906,288	2,382
*	MNC Digital Entertainment Tbk. PT	12,087,900	2,292
	Media Nusantara Citra Tbk. PT	72,254,124	2,248
	Astra Agro Lestari Tbk. PT	4,963,013	2,201
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,167
*	Global Mediacom Tbk. PT	106,920,903	1,831
*	Bank Neo Commerce Tbk. PT	124,272,905	1,756
*	Alam Sutera Realty Tbk. PT	164,634,154	1,720
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,737,200	1,661
	Timah Tbk. PT	35,634,874	1,547
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,540
*	Adhi Karya Persero Tbk. PT	49,639,284	1,257
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,225
*	PP Persero Tbk. PT	32,052,095	1,140
*	Wijaya Karya Persero Tbk. PT	41,029,470	991

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Bank Raya Indonesia Tbk. PT	60,119,893	849
*	Krakatau Steel Persero Tbk. PT	10,627,470	113
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	—
			2,008,637
Kuwait (0.9%)
	National Bank of Kuwait SAKP	102,952,242	291,844
	Kuwait Finance House KSCP	124,072,574	274,496
	Mobile Telecommunications Co. KSCP	26,069,213	40,555
*	Agility Public Warehousing Co. KSC	21,193,557	36,086
	Boubyan Bank KSCP	17,627,791	33,405
	Mabanee Co. KPSC	8,955,662	23,898
	Gulf Bank KSCP	26,545,708	20,348
	National Industries Group Holding SAK	24,964,153	14,369
	Humansoft Holding Co. KSC	1,347,402	13,237
	Boubyan Petrochemicals Co. KSCP	5,549,961	10,990
*	Kuwait Projects Co. Holding KSCP	27,454,498	9,421
	Warba Bank KSCP	13,980,858	7,780
	Boursa Kuwait Securities Co. KPSC	1,377,051	7,721
	Kuwait Telecommunications Co.	4,108,883	7,039
	Burgan Bank SAK	13,101,573	6,908
	Salhia Real Estate Co. KSCP	4,385,130	5,683
	Kuwait International Bank KSCP	11,871,669	5,644
	Jazeera Airways Co. KSCP	896,169	4,231
	Integrated Holding Co. KCSC	2,276,334	3,250
*	National Real Estate Co. KPSC	11,901,249	2,562
*	Alimtiaz Investment Group KSC	13,047,976	2,199
			821,666
Malaysia (1.9%)
	Malayan Banking Bhd.	100,775,672	190,825
	Public Bank Bhd.	198,075,590	173,000
	CIMB Group Holdings Bhd.	107,243,108	128,488
	Tenaga Nasional Bhd.	48,369,151	100,514
	Petronas Chemicals Group Bhd.	39,649,112	61,139
	Press Metal Aluminium Holdings Bhd.	49,287,640	50,947
	IHH Healthcare Bhd.	40,197,235	50,600
	Celcomdigi Bhd.	53,675,033	47,661
	Sime Darby Plantation Bhd.	50,134,179	45,704
	MISC Bhd.	24,444,396	37,214
	Hong Leong Bank Bhd.	8,939,472	36,400
	Petronas Gas Bhd.	9,851,463	35,569
	Kuala Lumpur Kepong Bhd.	7,148,657	32,999
	IOI Corp. Bhd.	38,801,790	32,015
	Gamuda Bhd.	32,584,117	31,745
	Maxis Bhd.	36,556,560	30,396
	PPB Group Bhd.	9,441,060	30,083
	Axiata Group Bhd.	62,636,549	28,659
	RHB Bank Bhd.	23,204,300	27,179
	Genting Bhd.	32,050,624	27,121
	Dialog Group Bhd.	57,432,560	25,913
	AMMB Holdings Bhd.	30,260,845	24,277
	Sime Darby Bhd.	49,936,136	24,000
	Inari Amertron Bhd.	39,996,300	23,980
	Nestle Malaysia Bhd.	866,557	22,520
	Malaysia Airports Holdings Bhd.	13,989,834	21,705
	Genting Malaysia Bhd.	39,652,137	20,150
	YTL Corp. Bhd.	65,016,350	19,944
	QL Resources Bhd.	15,724,630	18,250
	Petronas Dagangan Bhd.	3,654,907	17,533
	IJM Corp. Bhd.	43,721,034	17,444
	Telekom Malaysia Bhd.	16,168,378	17,212
	TIME dotCom Bhd.	14,173,780	15,842
	YTL Power International Bhd.	32,833,400	14,551
	Yinson Holdings Bhd.	25,368,840	13,046
	Bursa Malaysia Bhd.	8,437,100	12,025
	Hong Leong Financial Group Bhd.	3,213,341	11,840
	My EG Services Bhd.	72,106,400	11,809
		Shares	Market Value• ($000)
	HAP Seng Consolidated Bhd.	11,187,000	11,531
	Alliance Bank Malaysia Bhd.	15,895,017	11,447
*	Top Glove Corp. Bhd.	73,619,090	11,206
	Fraser & Neave Holdings Bhd.	1,954,500	10,707
*	Hartalega Holdings Bhd.	23,813,710	10,347
[1]	MR DIY Group M Bhd.	31,628,750	9,827
	Frontken Corp. Bhd.	14,589,650	9,752
	Pentamaster Corp. Bhd.	8,857,550	9,304
	KPJ Healthcare Bhd.	34,016,700	9,137
	D&O Green Technologies Bhd.	10,496,100	7,224
	Axis REIT	17,629,900	6,698
	VS Industry Bhd.	35,667,000	6,655
*	Bumi Armada Bhd.	57,506,428	6,653
	Malaysian Pacific Industries Bhd.	1,189,600	6,430
*	Chin Hin Group Bhd.	7,654,100	6,124
	Scientex Bhd.	7,935,900	6,077
	Bermaz Auto Bhd.	11,061,300	5,802
	United Plantations Bhd.	1,621,500	5,747
*	Greatech Technology Bhd.	5,370,700	5,217
	Kossan Rubber Industries Bhd.	18,289,400	5,184
	CTOS Digital Bhd.	16,985,500	5,173
	UMW Holdings Bhd.	4,852,672	4,940
	Malaysia Building Society Bhd.	32,367,600	4,931
	Hibiscus Petroleum Bhd.	7,584,520	4,258
	Padini Holdings Bhd.	4,938,237	4,093
	Supermax Corp. Bhd.	23,402,429	3,882
	British American Tobacco Malaysia Bhd.	1,933,234	3,816
	Syarikat Takaful Malaysia Keluarga Bhd.	4,720,000	3,646
*	UWC Bhd.	4,641,700	3,560
	DRB-Hicom Bhd.	12,096,400	3,533
	UEM Sunrise Bhd.	20,475,600	3,421
	SP Setia Bhd. Group	19,255,845	3,399
	Sports Toto Bhd.	11,014,471	3,352
*	Velesto Energy Bhd.	60,415,127	3,237
*	Dagang NeXchange Bhd.	35,342,600	3,234
*	Berjaya Corp. Bhd.	46,389,396	2,824
	Malaysian Resources Corp. Bhd.	29,404,100	2,657
*	PMB Technology Bhd.	3,678,030	2,356
	FGV Holdings Bhd.	8,148,300	2,239
	Astro Malaysia Holdings Bhd.	22,582,973	1,967
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	1,843
	Cahya Mata Sarawak Bhd.	7,274,600	1,696
	WCT Holdings Bhd.	11,980,664	1,297
			1,766,722
Mexico (2.8%)
	Grupo Financiero Banorte SAB de CV	39,399,840	319,762
	Fomento Economico Mexicano SAB de CV	24,865,610	281,440
	America Movil SAB de CV Class B	312,955,056	258,467
	Wal-Mart de Mexico SAB de CV	70,054,837	250,743
	Grupo Mexico SAB de CV Class B	43,111,933	175,829
*	Cemex SAB de CV	206,921,154	124,297
	Grupo Bimbo SAB de CV Class A	30,204,942	122,937
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,252,136	61,267
	Fibra Uno Administracion SA de CV	39,440,702	59,875
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,729,036	58,815
*	Grupo Financiero Inbursa SAB de CV	27,374,261	56,452
	Coca-Cola Femsa SAB de CV	7,144,144	54,204
	Arca Continental SAB de CV	5,998,815	53,793
	Grupo Elektra SAB de CV	825,658	52,835
	Gruma SAB de CV Class B	2,669,437	46,452
	Grupo Carso SAB de CV	6,208,742	39,589
	Grupo Comercial Chedraui SA de CV	6,328,971	36,744
	Corp. Inmobiliaria Vesta SAB de CV	10,636,212	33,350
	Alfa SAB de CV Class A	49,346,856	30,765
[1]	Banco del Bajio SA	9,791,318	29,968

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,783,368	28,882
	Prologis Property Mexico SA de CV	7,558,964	27,089
	Regional SAB de CV	3,279,308	24,946
	Promotora y Operadora de Infraestructura SAB de CV	3,012,109	24,656
*	Alsea SAB de CV	7,184,217	23,805
	Orbia Advance Corp. SAB de CV	13,401,675	21,713
	Kimberly-Clark de Mexico SAB de CV Class A	11,311,262	20,735
	GCC SAB de CV	2,249,107	20,026
	Qualitas Controladora SAB de CV	2,343,852	19,359
*	Industrias Penoles SAB de CV	1,690,622	18,874
	TF Administradora Industrial S de RL de CV	10,908,221	17,703
[1]	FIBRA Macquarie Mexico	10,005,251	15,505
	Grupo Televisa SAB	32,509,095	14,912
	Gentera SAB de CV	13,865,044	14,704
	Operadora De Sites Mexicanos SAB de CV	17,070,367	14,515
	El Puerto de Liverpool SAB de CV	2,644,746	13,446
	La Comer SAB de CV	6,615,467	13,191
	Becle SAB de CV	7,343,318	12,948
	Bolsa Mexicana de Valores SAB de CV	6,624,275	10,328
*	Sitios Latinoamerica SAB de CV	24,165,988	8,646
	Megacable Holdings SAB de CV	4,121,286	8,060
	Genomma Lab Internacional SAB de CV Class B	10,311,168	7,732
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,130,777	7,487
*,1	Grupo Traxion SAB de CV Class A	5,039,834	7,447
*,1	Nemak SAB de CV	29,311,162	5,186
	Concentradora Fibra Danhos SA de CV	3,159,946	3,392
	Grupo Rotoplas SAB de CV	2,519,630	3,388
	Alpek SAB de CV Class A	5,055,420	2,927
*	Controladora AXTEL SAB de CV	49,085,356	626
*,3	Empresas ICA SAB de CV	104,678	9
			2,559,821
Pakistan (0.1%)
	Lucky Cement Ltd.	2,725,035	6,139
	Hub Power Co. Ltd.	14,191,423	5,109
	Engro Corp. Ltd.	4,434,856	4,425
	Fauji Fertilizer Co. Ltd.	9,292,799	3,412
	Oil & Gas Development Co. Ltd.	8,574,806	3,052
	Habib Bank Ltd.	8,472,177	2,818
	Pakistan Oilfields Ltd.	1,858,965	2,683
	United Bank Ltd.	4,180,361	2,488
	Engro Fertilizers Ltd.	7,544,967	2,332
	Pakistan State Oil Co. Ltd.	4,463,131	2,238
	Pakistan Petroleum Ltd.	7,561,643	2,176
	Millat Tractors Ltd.	1,333,047	2,143
*	TRG Pakistan	6,408,908	1,586
	Systems Ltd.	421,226	620
*	DG Khan Cement Co. Ltd.	626,155	119
*	National Bank of Pakistan	1,001,200	83
*	Searle Co. Ltd.	162,631	23
			41,446
Philippines (0.7%)
	SM Prime Holdings Inc.	145,617,778	77,044
	BDO Unibank Inc.	32,492,212	73,139
	International Container Terminal Services Inc.	15,043,761	53,300
	Ayala Land Inc.	101,660,927	50,022
	Bank of the Philippine Islands	25,689,321	45,546
	Ayala Corp.	4,192,050	44,820
	JG Summit Holdings Inc.	41,447,568	26,885
	PLDT Inc.	1,257,229	26,865
	Metropolitan Bank & Trust Co.	25,649,085	23,651
	Universal Robina Corp.	12,113,381	23,353
	Manila Electric Co.	3,660,903	22,917
	Jollibee Foods Corp.	5,862,889	21,193
*,1	Monde Nissin Corp.	98,167,300	14,200
		Shares	Market Value• ($000)
	Emperador Inc.	38,706,900	14,187
	Globe Telecom Inc.	442,829	13,747
	GT Capital Holdings Inc.	1,394,362	13,491
	ACEN Corp.	111,312,994	10,417
	Alliance Global Group Inc.	51,791,967	9,674
	San Miguel Corp.	4,914,350	9,103
	DMCI Holdings Inc.	54,780,197	8,858
	Security Bank Corp.	6,475,914	8,792
	Semirara Mining & Power Corp. Class A	16,640,428	8,515
*	Bloomberry Resorts Corp.	47,719,249	7,657
	Century Pacific Food Inc.	14,272,587	7,045
	Wilcon Depot Inc.	19,890,400	6,940
	Puregold Price Club Inc.	14,180,392	6,774
	Robinsons Land Corp.	27,462,907	6,751
	LT Group Inc.	36,723,850	5,732
	Megaworld Corp.	159,274,303	5,563
	AREIT Inc.	8,285,000	4,787
	Manila Water Co. Inc.	16,010,028	4,773
*	Converge Information & Communications Technology Solutions Inc.	32,184,200	4,753
	D&L Industries Inc.	35,599,290	4,013
	Robinsons Retail Holdings Inc.	4,224,601	3,052
	First Gen Corp.	4,977,785	1,586
*	Cebu Air Inc.	2,618,253	1,523
	Vista Land & Lifescapes Inc.	4,158,632	117
	Filinvest Land Inc.	8,383,379	90
			670,875
Qatar (1.0%)
	Qatar National Bank QPSC	60,715,286	248,437
	Qatar Islamic Bank SAQ	24,631,695	117,817
	Industries Qatar QSC	21,498,894	72,222
	Commercial Bank PSQC	46,304,738	65,224
	Masraf Al Rayan QSC	84,985,922	49,041
	Qatar International Islamic Bank QSC	16,001,095	40,682
	Qatar Gas Transport Co. Ltd.	37,889,731	36,635
	Qatar Fuel QSC	8,089,704	33,016
	Ooredoo QPSC	11,418,461	31,004
	Qatar Electricity & Water Co. QSC	6,218,541	28,254
	Mesaieed Petrochemical Holding Co.	60,636,262	26,524
	Dukhan Bank	21,999,433	21,924
	Barwa Real Estate Co.	28,805,690	20,044
	Qatar Navigation QSC	7,414,921	18,384
	Doha Bank QPSC	32,015,626	13,331
	Qatar Aluminum Manufacturing Co.	33,664,465	11,430
	Vodafone Qatar QSC	22,209,075	10,869
	Gulf International Services QSC	13,395,246	10,101
	United Development Co. QSC	23,958,300	6,415
	Al Meera Consumer Goods Co. QSC	1,427,153	5,051
*	Ezdan Holding Group QSC	21,879,021	5,007
			871,412
Romania (0.1%)
	Banca Transilvania SA	9,413,998	44,639
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,075,749	26,747
	OMV Petrom SA	227,219,761	25,971
	Societatea Nationala Nuclearelectrica SA	714,504	6,928
	One United Properties SA	21,554,697	4,583
*	MED Life SA	4,261,092	4,119
*	Teraplast SA	14,845,960	1,559
			114,546
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	PhosAgro PJSC	501,846	—
*,3	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
*,3	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
*,3	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
*,3	Tatneft PJSC	10,830,010	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
*,3	Novatek PJSC	14,969,087	—
*,3	Gazprom PJSC	147,246,629	—
*,3	Mosenergo PJSC	120,668,554	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	5,585,993,960	—
*,3	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	68,488,233,072	—
*,3	MMC Norilsk Nickel PJSC	452,853	—
*,3	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
*,3	Sistema PJSFC	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Surgutneftegas PJSC	59,945,249	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	MMC Norilsk Nickel PJSC ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
*,3	Cherkizovo Group PJSC	16,179	—
*,3	Samolet Group	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,3	IDGC of Centre & Volga Region PJSC	313,271,828	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.4%)
	Al Rajhi Bank	26,745,151	478,753
[1]	Saudi Arabian Oil Co.	42,033,593	373,442
	Saudi National Bank	39,792,541	356,070
	Saudi Basic Industries Corp.	12,253,196	251,794
	Saudi Telecom Co.	24,454,328	250,513
*	Saudi Arabian Mining Co.	16,539,078	158,464
	Riyad Bank	20,082,095	142,208
	Alinma Bank	13,393,966	117,554
	Saudi Awwal Bank	12,958,196	115,705
	SABIC Agri-Nutrients Co.	3,184,867	113,710
	ACWA Power Co.	1,821,588	110,283
	Banque Saudi Fransi	8,036,688	76,838
	Dr Sulaiman Al Habib Medical Services Group Co.	1,132,344	76,058
	Bank AlBilad	6,700,166	66,520
	Elm Co.	351,738	65,765
	Etihad Etisalat Co.	5,171,364	63,569
	Bupa Arabia for Cooperative Insurance Co.	1,018,395	57,825
		Shares	Market Value• ($000)
	Arab National Bank	9,104,671	57,705
	Saudi Electricity Co.	10,557,315	50,123
	Almarai Co. JSC	3,328,595	49,598
	Sahara International Petrochemical Co.	4,833,965	41,637
	Yanbu National Petrochemical Co.	3,743,253	37,833
	Savola Group	3,589,283	34,836
	Mouwasat Medical Services Co.	1,303,700	34,777
	Co. for Cooperative Insurance	1,018,689	32,808
	Saudi Industrial Investment Group	5,045,989	32,275
	Jarir Marketing Co.	7,973,951	30,776
	Saudi Tadawul Group Holding Co.	659,599	29,258
*	Dar Al Arkan Real Estate Development Co.	7,253,005	29,209
	Arabian Internet & Communications Services Co.	345,246	28,817
*	Saudi Kayan Petrochemical Co.	10,045,574	28,350
	Saudi Investment Bank	6,773,446	26,551
*	Bank Al-Jazira	5,508,934	24,039
	Saudi Aramco Base Oil Co.	681,391	23,464
	Mobile Telecommunications Co. Saudi Arabia	6,082,050	22,391
	Abdullah Al Othaim Markets Co.	6,035,659	20,971
	Dallah Healthcare Co.	523,210	20,642
	Nahdi Medical Co.	524,443	19,829
	Advanced Petrochemical Co.	1,744,791	17,371
*	Arabian Drilling Co.	366,754	17,159
	Saudia Dairy & Foodstuff Co.	213,760	17,092
*	Saudi Research & Media Group	445,272	16,730
	Aldrees Petroleum & Transport Services Co.	514,594	16,152
	Al Hammadi Holding	1,096,350	15,789
	Riyadh Cables Group Co.	805,862	15,750
	Saudi Airlines Catering Co.	558,530	15,550
*	Rabigh Refining & Petrochemical Co.	5,748,460	15,458
	Power & Water Utility Co. for Jubail & Yanbu	1,037,565	15,063
	Leejam Sports Co. JSC	355,725	14,569
*	National Industrialization Co.	4,533,048	14,049
	Saudi Cement Co.	1,026,886	13,603
*	Seera Group Holding	2,052,258	12,905
	Astra Industrial Group	491,756	11,936
	Arabian Centres Co. Ltd.	2,195,743	11,740
	United Electronics Co.	534,417	11,414
*	Middle East Healthcare Co.	588,414	10,826
	Arabian Contracting Services Co.	199,219	10,711
	Yamama Cement Co.	1,380,477	10,675
	Qassim Cement Co.	613,009	10,263
	Southern Province Cement Co.	941,586	10,221
	National Medical Care Co.	305,281	9,978
*	Emaar Economic City	4,996,024	9,745
*	Saudi Ground Services Co.	1,252,922	9,739
	Al-Dawaa Medical Services Co.	383,142	9,680
	Yanbu Cement Co.	1,100,064	9,461
	United International Transportation Co.	491,352	8,814
*,2	National Agriculture Development Co.	701,654	8,567
	Al Masane Al Kobra Mining Co.	571,914	8,036
	National Gas & Industrialization Co.	516,985	7,993
	BinDawood Holding Co.	4,047,690	6,514
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	6,477
	Arriyadh Development Co.	1,210,282	6,458
	Saudi Chemical Co. Holding	5,817,710	6,206
	Eastern Province Cement Co.	606,544	5,975
*	Saudi Real Estate Co.	1,804,679	5,757
	Arabian Cement Co.	682,756	5,672
	City Cement Co.	1,000,732	4,645
*	Dur Hospitality Co.	644,441	4,076
*	Saudi Public Transport Co.	847,900	3,670
	Bawan Co.	411,190	3,533
	Saudi Ceramic Co.	551,809	3,504
	Najran Cement Co.	1,174,558	3,339

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Northern Region Cement Co.	1,167,898	3,190
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,597
*	Tabuk Cement Co.	643,569	2,495
*	Sinad Holding Co.	844,387	2,295
*	Al Jouf Cement Co.	736,779	2,275
	Herfy Food Services Co.	281,000	2,241
*	Methanol Chemicals Co.	449,731	2,222
*	Zamil Industrial Investment Co.	413,316	2,207
	Hail Cement Co.	690,163	2,098
			4,025,445
South Africa (3.3%)
*	Naspers Ltd.	2,568,360	401,535
	FirstRand Ltd.	68,294,194	225,145
	Standard Bank Group Ltd.	18,285,884	179,469
	Gold Fields Ltd.	12,021,963	158,593
	MTN Group Ltd.	24,599,561	120,192
[2]	Anglogold Ashanti plc	5,727,760	105,730
	Absa Group Ltd.	11,295,029	103,063
	Capitec Bank Holdings Ltd.	1,159,337	103,012
	Sasol Ltd.	7,899,433	99,847
[2]	Bid Corp. Ltd.	4,534,124	96,280
	Shoprite Holdings Ltd.	6,495,569	83,254
	Sanlam Ltd.	23,579,348	82,724
	Nedbank Group Ltd.	6,273,704	67,578
	Bidvest Group Ltd.	4,650,032	65,792
	Remgro Ltd.	6,991,726	54,069
	Discovery Ltd.	7,274,273	50,158
	Sibanye Stillwater Ltd.	38,325,192	48,886
	Clicks Group Ltd.	3,288,222	48,454
	Impala Platinum Holdings Ltd.	11,042,074	45,997
	Woolworths Holdings Ltd.	12,309,283	45,878
	Aspen Pharmacare Holdings Ltd.	5,025,992	45,714
	Vodacom Group Ltd.	8,062,834	43,834
	Reinet Investments SCA	1,877,347	39,009
[2]	Old Mutual Ltd.	59,593,617	37,899
	NEPI Rockcastle NV	6,640,892	35,888
	Harmony Gold Mining Co. Ltd.	7,457,790	34,193
	Exxaro Resources Ltd.	3,295,315	33,075
	Northam Platinum Holdings Ltd.	4,926,214	29,765
	Anglo American Platinum Ltd.	775,795	25,921
[1,2]	Pepkor Holdings Ltd.	27,846,461	25,415
[2]	OUTsurance Group Ltd.	11,405,538	24,693
	Mr Price Group Ltd.	3,365,832	24,336
[2]	Growthpoint Properties Ltd.	46,365,135	24,101
	Foschini Group Ltd.	4,351,074	23,536
	Investec Ltd.	3,771,214	20,644
	Truworths International Ltd.	5,013,339	20,331
	Kumba Iron Ore Ltd.	746,222	19,768
[2]	Tiger Brands Ltd.	2,115,534	19,586
	Momentum Metropolitan Holdings	16,644,284	18,743
	Life Healthcare Group Holdings Ltd.	18,791,826	18,730
	Redefine Properties Ltd.	90,348,574	16,990
	Thungela Resources Ltd.	1,890,525	16,881
[2]	AVI Ltd.	4,448,552	16,633
[2]	Sappi Ltd.	7,671,760	16,147
	SPAR Group Ltd.	2,629,497	15,878
*	MultiChoice Group	3,991,132	14,940
	Netcare Ltd.	19,746,260	13,686
*	Fortress Real Estate Investments Ltd. Class A	17,316,363	12,173
	African Rainbow Minerals Ltd.	1,449,438	11,945
	Barloworld Ltd.	2,496,108	10,518
[2]	Motus Holdings Ltd.	1,969,264	9,782
	AECI Ltd.	1,507,022	8,932
	Santam Ltd.	576,198	8,458
	Vukile Property Fund Ltd.	12,438,715	8,299
	Super Group Ltd.	4,678,543	7,983
	Resilient REIT Ltd.	4,000,428	7,978
		Shares	Market Value• ($000)
	Omnia Holdings Ltd.	2,398,578	7,452
[1]	Dis-Chem Pharmacies Ltd.	5,594,804	7,330
	Reunert Ltd.	2,309,012	7,280
[2]	Hyprop Investments Ltd.	4,771,452	7,273
[2]	Equites Property Fund Ltd.	10,521,321	6,471
	Pick n Pay Stores Ltd.	4,723,312	6,334
	Ninety One Ltd.	3,187,045	6,229
	JSE Ltd.	1,256,070	5,974
	Coronation Fund Managers Ltd.	3,573,161	5,794
	MAS plc	6,526,141	5,319
	DataTec Ltd.	2,779,842	5,263
	DRDGOLD Ltd.	5,833,246	5,117
	Sun International Ltd.	2,480,288	4,991
*	Telkom SA SOC Ltd.	3,969,563	4,651
	Tsogo Sun Ltd.	6,883,043	4,462
[2]	Attacq Ltd.	9,912,267	4,293
*	KAP Ltd.	34,065,686	4,081
[2]	Astral Foods Ltd.	512,881	4,023
	Curro Holdings Ltd.	6,991,600	3,812
	Burstone Group Ltd.	7,741,748	3,077
*	Fortress Real Estate Investments Ltd. Class B	9,457,421	2,998
	Transaction Capital Ltd.	8,905,277	2,314
			3,062,598
Taiwan (17.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	288,371,605	4,709,835
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,823,934	675,284
	MediaTek Inc.	20,350,630	531,138
	Hon Hai Precision Industry Co. Ltd.	162,828,761	485,997
	Delta Electronics Inc.	29,508,356	265,926
[2]	Quanta Computer Inc.	36,410,200	214,977
	Fubon Financial Holding Co. Ltd.	105,553,063	196,286
	CTBC Financial Holding Co. Ltd.	249,084,062	187,586
	Mega Financial Holding Co. Ltd.	153,742,778	174,457
	Cathay Financial Holding Co. Ltd.	125,455,347	170,249
[2]	United Microelectronics Corp.	117,320,270	168,720
	ASE Technology Holding Co. Ltd.	46,694,723	163,477
	E.Sun Financial Holding Co. Ltd.	203,448,353	149,909
	Nan Ya Plastics Corp.	76,947,819	147,226
	Uni-President Enterprises Corp.	65,328,868	137,057
	Chunghwa Telecom Co. Ltd.	37,511,663	134,162
	China Steel Corp.	168,199,308	125,486
	Yuanta Financial Holding Co. Ltd.	166,630,070	125,192
	Formosa Plastics Corp.	50,816,057	120,849
	First Financial Holding Co. Ltd.	146,964,102	117,593
	Accton Technology Corp.	7,276,610	112,746
	Taiwan Cooperative Financial Holding Co. Ltd.	145,089,223	112,672
[2]	Wistron Corp.	39,056,535	108,909
	Chailease Holding Co. Ltd.	19,235,842	104,346
	Asustek Computer Inc.	9,637,937	101,055
	Lite-On Technology Corp.	29,257,084	91,092
[2]	Largan Precision Co. Ltd.	1,396,076	89,414
	Formosa Chemicals & Fibre Corp.	46,654,449	87,779
[2]	Yageo Corp.	5,349,925	87,223
	Hua Nan Financial Holdings Co. Ltd.	138,953,172	87,141
	SinoPac Financial Holdings Co. Ltd.	157,899,112	87,084
	Taishin Financial Holding Co. Ltd.	162,522,009	86,684
[2]	Taiwan Cement Corp.	85,286,717	84,981
	Hotai Motor Co. Ltd.	4,454,357	83,114
[2]	Realtek Semiconductor Corp.	6,498,959	80,996
[2]	Unimicron Technology Corp.	17,757,979	79,199
[2]	Novatek Microelectronics Corp.	5,620,560	79,155
[2]	Alchip Technologies Ltd.	955,463	78,364
*	China Development Financial Holding Corp.	214,973,303	75,146
	Airtac International Group	2,148,830	70,648
	Taiwan Mobile Co. Ltd.	23,555,941	69,614
	Shanghai Commercial & Savings Bank Ltd.	51,239,935	67,893

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	United Microelectronics Corp. ADR	9,289,817	66,144
	Pegatron Corp.	27,840,213	64,969
	Advantech Co. Ltd.	6,218,694	63,864
[2]	E Ink Holdings Inc.	12,171,440	63,330
	President Chain Store Corp.	7,619,449	60,608
	eMemory Technology Inc.	953,100	59,713
[2]	Wiwynn Corp.	1,189,280	56,352
	Chunghwa Telecom Co. Ltd. ADR	1,545,987	55,084
[2]	Global Unichip Corp.	1,199,960	53,630
[2]	Inventec Corp.	41,560,966	52,066
	Far EasTone Telecommunications Co. Ltd.	21,918,035	51,341
	Chang Hwa Commercial Bank Ltd.	93,540,178	49,556
*	Shin Kong Financial Holding Co. Ltd.	183,073,288	49,182
	Catcher Technology Co. Ltd.	8,763,956	49,165
	Compal Electronics Inc.	56,330,900	48,999
	Far Eastern New Century Corp.	53,374,963	48,631
	Micro-Star International Co. Ltd.	9,381,200	48,025
[2]	Evergreen Marine Corp. Taiwan Ltd.	13,766,958	45,813
[2]	Formosa Petrochemical Corp.	18,709,977	45,709
[2]	Gigabyte Technology Co. Ltd.	6,713,850	45,614
	Elite Material Co. Ltd.	4,055,156	45,247
[2]	WPG Holdings Ltd.	20,329,720	44,986
	Eclat Textile Co. Ltd.	2,717,209	43,248
	AUO Corp.	88,273,039	42,728
	Globalwafers Co. Ltd.	2,876,810	42,289
[2]	Acer Inc.	39,052,897	41,274
	Asia Cement Corp.	33,046,510	40,808
	Innolux Corp.	107,772,109	40,627
	Silergy Corp.	4,495,560	40,181
	Synnex Technology International Corp.	18,668,800	39,621
	Teco Electric & Machinery Co. Ltd.	26,725,320	38,146
	Feng TAY Enterprise Co. Ltd.	6,720,867	37,111
	Chroma ATE Inc.	5,447,280	36,811
[2]	Walsin Lihwa Corp.	34,474,707	36,691
	Sino-American Silicon Products Inc.	7,227,742	36,590
	King Yuan Electronics Co. Ltd.	15,318,280	36,292
	Voltronic Power Technology Corp.	902,325	36,187
[2]	Tripod Technology Corp.	6,803,040	34,829
[2]	Asia Vital Components Co. Ltd.	3,938,995	34,806
	Cheng Shin Rubber Industry Co. Ltd.	25,187,095	34,419
*	Tatung Co. Ltd.	30,794,819	34,129
[2]	ASPEED Technology Inc.	417,011	33,327
[2]	Powerchip Semiconductor Manufacturing Corp.	40,349,000	33,192
	Phison Electronics Corp.	2,244,080	32,389
	Pou Chen Corp.	36,191,021	32,259
	Chicony Electronics Co. Ltd.	8,365,458	32,205
*,2	PharmaEssentia Corp.	3,204,000	31,885
	Makalot Industrial Co. Ltd.	2,838,808	31,773
[2]	Parade Technologies Ltd.	958,290	31,419
	Winbond Electronics Corp.	40,446,452	31,343
[2]	Yang Ming Marine Transport Corp.	23,963,725	31,234
	Powertech Technology Inc.	9,399,550	30,538
	Lien Hwa Industrial Holdings Corp.	15,814,883	30,261
	TA Chen Stainless Pipe	26,023,322	29,795
	Taiwan Business Bank	75,158,804	29,632
	Eva Airways Corp.	34,834,760	29,540
	Ruentex Development Co. Ltd.	28,978,300	29,062
[2]	Oneness Biotech Co. Ltd.	4,719,976	28,603
[2]	Faraday Technology Corp.	2,944,000	27,756
[2]	Vanguard International Semiconductor Corp.	12,273,640	26,655
	International Games System Co. Ltd.	1,356,600	26,148
	Zhen Ding Technology Holding Ltd.	8,570,710	25,913
	Taiwan High Speed Rail Corp.	28,468,912	25,848
	Lotes Co. Ltd.	1,004,151	25,642
	Sinbon Electronics Co. Ltd.	2,889,475	24,743
	Simplo Technology Co. Ltd.	2,400,310	24,730
	Qisda Corp.	18,817,620	24,702
		Shares	Market Value• ($000)
	Foxconn Technology Co. Ltd.	15,214,663	24,686
	Compeq Manufacturing Co. Ltd.	15,082,760	24,662
[2]	Win Semiconductors Corp.	5,490,519	24,609
	Hiwin Technologies Corp.	3,987,308	24,164
	Highwealth Construction Corp.	19,111,046	24,012
	Radiant Opto-Electronics Corp.	6,099,751	23,380
[2]	Gold Circuit Electronics Ltd.	4,256,481	23,291
	Jentech Precision Industrial Co. Ltd.	1,297,283	23,134
[2]	Nanya Technology Corp.	11,231,878	22,517
	Taichung Commercial Bank Co. Ltd.	48,735,389	22,121
	ASMedia Technology Inc.	532,857	21,808
[2]	Walsin Technology Corp.	6,676,521	21,630
[2]	Giant Manufacturing Co. Ltd.	4,272,193	21,603
	WT Microelectronics Co. Ltd.	5,692,651	20,884
	Macronix International Co. Ltd.	24,534,737	20,502
[2]	AP Memory Technology Corp.	1,821,120	20,237
	Ruentex Industries Ltd.	11,279,961	19,966
	Yulon Finance Corp.	3,592,485	19,900
[2]	King Slide Works Co. Ltd.	871,000	19,010
	Taiwan Fertilizer Co. Ltd.	10,166,186	18,627
[2]	Yulon Motor Co. Ltd.	8,054,580	18,498
	Wan Hai Lines Ltd.	12,589,646	17,994
[2]	Via Technologies Inc.	4,845,620	17,940
	Elan Microelectronics Corp.	3,992,870	17,799
	Chipbond Technology Corp.	8,393,630	17,631
[2]	Sanyang Motor Co. Ltd.	8,399,330	17,314
[2]	Merida Industry Co. Ltd.	3,352,526	17,177
	Tung Ho Steel Enterprise Corp.	8,481,602	17,025
[2]	Jinan Acetate Chemical Co. Ltd.	565,679	17,008
	Nien Made Enterprise Co. Ltd.	1,914,560	16,939
	Poya International Co. Ltd.	1,097,434	16,870
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,756,000	16,620
[2]	YFY Inc.	17,972,703	16,549
[2]	Bizlink Holding Inc.	2,051,491	15,986
*,2	China Petrochemical Development Corp.	50,667,041	15,888
*	IBF Financial Holdings Co. Ltd.	44,327,112	15,733
	United Integrated Services Co. Ltd.	2,114,800	15,701
	Wistron NeWeb Corp.	3,952,787	15,615
	Tong Yang Industry Co. Ltd.	6,625,350	15,030
	Bora Pharmaceuticals Co. Ltd.	741,581	14,854
	Great Wall Enterprise Co. Ltd.	9,431,626	14,807
	King's Town Bank Co. Ltd.	12,889,184	14,781
[2]	China Airlines Ltd.	24,226,146	14,523
	Taiwan Secom Co. Ltd.	3,925,876	14,299
[2]	Mitac Holdings Corp.	12,553,901	14,295
[2]	Nan Ya Printed Circuit Board Corp.	1,877,521	13,781
[2]	Genius Electronic Optical Co. Ltd.	1,163,299	13,733
	Ardentec Corp.	6,811,522	13,709
*,2	HTC Corp.	9,936,301	13,604
[2]	momo.com Inc.	823,232	13,572
[2]	Lotus Pharmaceutical Co. Ltd.	1,724,000	13,455
[2]	Silicon Integrated Systems Corp.	8,676,400	13,430
*,2	Taiwan Glass Industry Corp.	22,334,290	12,603
	Capital Securities Corp.	28,174,773	12,419
*,2	Ennostar Inc.	9,716,726	12,400
[2]	Sitronix Technology Corp.	1,395,070	12,332
	CTCI Corp.	10,106,510	12,304
	Topco Scientific Co. Ltd.	2,285,992	11,944
	TXC Corp.	4,006,630	11,882
	Sercomm Corp.	3,394,600	11,844
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	11,804
	Visual Photonics Epitaxy Co. Ltd.	2,587,960	11,801
	Taiwan Surface Mounting Technology Corp.	4,161,110	11,759
	Eternal Materials Co. Ltd.	13,654,298	11,732
	Coretronic Corp.	5,181,900	11,707
	Goldsun Building Materials Co. Ltd.	14,992,415	11,666

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Cheng Loong Corp.	13,118,230	11,461
[2]	Taiwan Union Technology Corp.	3,458,052	11,413
	Arcadyan Technology Corp.	2,376,219	11,347
	Supreme Electronics Co. Ltd.	6,573,991	11,293
	Fitipower Integrated Technology Inc.	1,353,043	11,200
	Sigurd Microelectronics Corp.	6,029,546	11,071
[2]	Run Long Construction Co. Ltd.	3,819,000	11,063
[2]	Shihlin Electric & Engineering Corp.	3,767,964	11,055
[2]	Fortune Electric Co. Ltd.	1,588,965	11,051
	Far Eastern Department Stores Ltd.	14,928,878	11,041
[2]	Microbio Co. Ltd.	6,940,099	10,993
	ADATA Technology Co. Ltd.	3,616,669	10,919
	Getac Holdings Corp.	4,840,420	10,854
[2]	Kinsus Interconnect Technology Corp.	3,685,530	10,850
*,2	Nan Kang Rubber Tire Co. Ltd.	9,563,390	10,802
*,2	HannStar Display Corp.	31,488,193	10,789
	Far Eastern International Bank	30,149,639	10,712
[2]	FLEXium Interconnect Inc.	4,132,990	10,660
	Feng Hsin Steel Co. Ltd.	5,423,200	10,530
[2]	Tong Hsing Electronic Industries Ltd.	2,535,919	10,526
	ChipMOS Technologies Inc.	8,264,148	10,474
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	10,357
	Formosa Taffeta Co. Ltd.	13,247,632	10,304
*,2	Polaris Group	4,487,000	10,155
	Fusheng Precision Co. Ltd.	1,602,920	10,022
	Primax Electronics Ltd.	4,656,940	9,946
	Charoen Pokphand Enterprise	3,527,343	9,862
[2]	Pan Jit International Inc.	5,316,740	9,838
	Hotai Finance Co. Ltd.	2,538,800	9,762
	Raydium Semiconductor Corp.	876,000	9,730
[2]	Wafer Works Corp.	7,020,103	9,473
*,2	EirGenix Inc.	2,869,868	9,449
	China Motor Corp.	3,490,844	9,359
	Shinkong Synthetic Fibers Corp.	20,141,400	9,359
[2]	Nuvoton Technology Corp.	2,288,000	9,028
[2]	Episil Technologies Inc.	4,258,189	9,012
	Chicony Power Technology Co. Ltd.	2,593,000	8,977
[2]	Dynamic Holding Co. Ltd.	3,705,533	8,946
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,413,000	8,889
	Huaku Development Co. Ltd.	3,138,200	8,865
[2]	AcBel Polytech Inc.	7,444,079	8,779
[2]	VisEra Technologies Co. Ltd.	1,379,000	8,755
[2]	Orient Semiconductor Electronics Ltd.	6,787,792	8,736
	Yieh Phui Enterprise Co. Ltd.	18,287,574	8,731
	ITE Technology Inc.	1,727,000	8,707
	Ta Ya Electric Wire & Cable	8,766,543	8,705
[2]	Gudeng Precision Industrial Co. Ltd.	833,517	8,678
	Transcend Information Inc.	3,817,069	8,657
	L&K Engineering Co. Ltd.	2,179,000	8,586
	Wisdom Marine Lines Co. Ltd.	6,633,155	8,565
	Kinik Co.	1,688,000	8,508
[2]	AURAS Technology Co. Ltd.	961,000	8,502
[2]	Great Tree Pharmacy Co. Ltd.	808,079	8,469
[2]	United Renewable Energy Co. Ltd.	18,163,629	8,367
[2]	XinTec Inc.	2,327,225	8,346
	Merry Electronics Co. Ltd.	3,019,999	8,279
[2]	Taiwan Semiconductor Co. Ltd.	3,384,290	8,181
	Kenda Rubber Industrial Co. Ltd.	8,908,288	8,030
	O-Bank Co. Ltd.	27,847,453	8,023
	Kinpo Electronics	18,605,670	8,015
[2]	U-Ming Marine Transport Corp.	5,823,108	7,980
	Center Laboratories Inc.	5,615,913	7,927
	Everlight Electronics Co. Ltd.	5,781,410	7,921
[2]	Chung Hung Steel Corp.	11,834,000	7,882
	China Steel Chemical Corp.	2,137,000	7,859
[2]	Solar Applied Materials Technology Corp.	6,463,607	7,799
		Shares	Market Value• ($000)
[2]	M31 Technology Corp.	283,245	7,673
[2]	Taiwan-Asia Semiconductor Corp.	5,511,987	7,646
	Acter Group Corp. Ltd.	1,368,832	7,604
	Greatek Electronics Inc.	4,215,000	7,584
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,808,000	7,582
	Hannstar Board Corp.	4,358,685	7,525
	TCI Co. Ltd.	1,407,549	7,524
	Taiwan Cogeneration Corp.	6,158,192	7,522
	Innodisk Corp.	814,047	7,519
	Farglory Land Development Co. Ltd.	4,048,550	7,462
	USI Corp.	12,426,861	7,397
	Gloria Material Technology Corp.	5,336,640	7,366
	President Securities Corp.	13,522,241	7,276
	Depo Auto Parts Ind Co. Ltd.	1,799,000	7,243
	Grape King Bio Ltd.	1,581,529	7,228
	Wah Lee Industrial Corp.	2,478,194	7,222
*,2	TaiMed Biologics Inc.	2,686,090	7,155
[2]	Kaori Heat Treatment Co. Ltd.	1,096,450	7,132
	Standard Foods Corp.	6,116,603	7,127
	Zyxel Group Corp.	4,203,819	7,112
	Universal Vision Biotechnology Co. Ltd.	767,970	7,057
*	Advanced Wireless Semiconductor Co.	2,023,266	7,045
	International CSRC Investment Holdings Co.	11,881,270	7,006
	BES Engineering Corp.	19,381,000	7,001
	TSRC Corp.	9,883,940	6,992
[2]	Allied Supreme Corp.	723,000	6,976
*	Medigen Vaccine Biologics Corp.	3,248,930	6,974
	Global Mixed Mode Technology Inc.	902,000	6,942
[2]	Foxsemicon Integrated Technology Inc.	1,225,642	6,921
	Wowprime Corp.	935,689	6,912
*,2	Phihong Technology Co. Ltd.	4,238,706	6,907
	TTY Biopharm Co. Ltd.	2,666,160	6,898
[2]	Pegavision Corp.	599,314	6,880
	SDI Corp.	2,196,236	6,852
	Tainan Spinning Co. Ltd.	15,557,000	6,822
	Cheng Uei Precision Industry Co. Ltd.	5,696,673	6,770
	Ennoconn Corp.	871,758	6,729
[2]	FocalTech Systems Co. Ltd.	2,654,482	6,631
	Sporton International Inc.	996,062	6,575
[2]	Evergreen International Storage & Transport Corp.	7,070,000	6,528
[2]	ITEQ Corp.	2,760,357	6,496
	Pixart Imaging Inc.	1,606,680	6,387
[2]	Advanced Energy Solution Holding Co. Ltd.	334,000	6,360
	Holy Stone Enterprise Co. Ltd.	2,162,032	6,339
[2]	Andes Technology Corp.	526,000	6,294
	Nan Pao Resins Chemical Co. Ltd.	1,015,000	6,240
	Systex Corp.	2,013,000	6,236
	Shinkong Insurance Co. Ltd.	3,009,000	6,196
	Cleanaway Co. Ltd.	1,146,000	6,122
[2]	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,091
[2]	Hota Industrial Manufacturing Co. Ltd.	3,157,178	6,042
[2]	Grand Pacific Petrochemical	12,253,304	5,983
	Taiwan Paiho Ltd.	3,372,140	5,982
	Sinon Corp.	5,256,000	5,932
	Global Brands Manufacture Ltd.	3,108,680	5,930
	MPI Corp.	1,004,000	5,885
[2]	TSEC Corp.	6,613,908	5,815
	Oriental Union Chemical Corp.	10,326,582	5,812
[2]	Taiwan Mask Corp.	2,740,272	5,782
	UPC Technology Corp.	12,648,041	5,772
	Chong Hong Construction Co. Ltd.	2,577,000	5,742
	Asia Optical Co. Inc.	3,029,260	5,673
[2]	Waffer Technology Corp.	1,663,000	5,586
	Pan-International Industrial Corp.	5,271,000	5,546
[2]	Formosa International Hotels Corp.	887,000	5,539
	Nantex Industry Co. Ltd.	5,201,000	5,528

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shiny Chemical Industrial Co. Ltd.	1,418,000	5,505
[2]	Sunplus Technology Co. Ltd.	5,884,000	5,491
[2]	Channel Well Technology Co. Ltd.	2,162,672	5,468
	Continental Holdings Corp.	6,550,000	5,437
[2]	UPI Semiconductor Corp.	728,000	5,435
	Shin Zu Shing Co. Ltd.	1,891,853	5,410
	Chang Wah Electromaterials Inc.	5,780,000	5,390
*	Taiwan TEA Corp.	8,730,000	5,343
	Taiwan Sakura Corp.	2,723,000	5,343
*,2	OBI Pharma Inc.	2,134,881	5,316
[2]	Co-Tech Development Corp.	2,905,000	5,255
[2]	ZillTek Technology Corp.	458,000	5,252
	Test Research Inc.	2,789,660	5,179
	Chin-Poon Industrial Co. Ltd.	4,806,890	5,171
	Ambassador Hotel	3,520,000	5,140
[2]	Longchen Paper & Packaging Co. Ltd.	12,007,632	5,139
	Prince Housing & Development Corp.	15,547,270	5,109
	Hsin Kuang Steel Co. Ltd.	3,518,000	5,070
	Kindom Development Co. Ltd.	4,771,600	5,029
	Synmosa Biopharma Corp.	4,323,413	5,010
[2]	Unitech Printed Circuit Board Corp.	8,701,731	4,987
	Cub Elecparts Inc.	1,227,735	4,983
	Brighton-Best International Taiwan Inc.	4,829,526	4,963
[2]	WinWay Technology Co. Ltd.	246,000	4,866
	Ton Yi Industrial Corp.	9,937,000	4,822
	Gemtek Technology Corp.	4,774,000	4,821
*	China Man-Made Fiber Corp.	19,509,016	4,776
[2]	General Interface Solution Holding Ltd.	2,754,070	4,748
[2]	Chang Wah Technology Co. Ltd.	4,737,500	4,734
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,726
	Marketech International Corp.	1,144,000	4,696
	Thinking Electronic Industrial Co. Ltd.	1,106,000	4,677
*	Mercuries Life Insurance Co. Ltd.	29,812,409	4,643
	Dynapack International Technology Corp.	1,908,000	4,621
	Etron Technology Inc.	3,647,060	4,616
[2]	Hu Lane Associate Inc.	1,078,300	4,615
[2]	Topkey Corp.	926,000	4,611
	TPK Holding Co. Ltd.	4,633,288	4,593
*,2	CMC Magnetics Corp.	13,248,313	4,582
	ASROCK Inc.	816,000	4,568
	Nichidenbo Corp.	2,654,460	4,558
*,2	Adimmune Corp.	4,581,825	4,504
	Advanced Ceramic X Corp.	683,105	4,497
	Xxentria Technology Materials Corp.	2,044,100	4,487
	Chief Telecom Inc.	448,800	4,459
*,2	CSBC Corp. Taiwan	7,095,119	4,429
[2]	Quanta Storage Inc.	2,078,000	4,409
	Sensortek Technology Corp.	336,000	4,366
	Weltrend Semiconductor	2,187,567	4,362
[2]	Chenbro Micom Co. Ltd.	756,000	4,239
	Evergreen Aviation Technologies Corp.	1,454,000	4,220
	Actron Technology Corp.	837,479	4,212
	Darfon Electronics Corp.	3,135,000	4,207
	Chlitina Holding Ltd.	696,000	4,191
[2]	D-Link Corp.	7,378,400	4,188
	YC INOX Co. Ltd.	5,104,800	4,136
[2]	Holtek Semiconductor Inc.	2,155,483	4,109
	AUO Corp. ADR	851,923	4,038
	Sampo Corp.	4,666,800	4,034
*,2	Lealea Enterprise Co. Ltd.	12,829,367	4,022
	Cathay Real Estate Development Co. Ltd.	8,571,984	4,020
	Asia Polymer Corp.	5,519,340	4,016
[2]	Formosa Sumco Technology Corp.	833,000	4,015
*,2	RichWave Technology Corp.	1,121,736	4,006
[2]	TaiDoc Technology Corp.	910,000	4,003
*	Asia Pacific Telecom Co. Ltd.	18,789,352	3,939
	YungShin Global Holding Corp.	2,884,000	3,937
		Shares	Market Value• ($000)
	Anpec Electronics Corp.	834,000	3,909
	PharmaEngine Inc.	1,112,457	3,896
	China General Plastics Corp.	5,855,926	3,863
	Soft-World International Corp.	1,304,653	3,846
	Dimerco Express Corp.	1,545,884	3,783
	Apex International Co. Ltd.	2,619,000	3,776
*	Bank of Kaohsiung Co. Ltd.	10,489,186	3,772
	China Metal Products	3,441,000	3,726
[2]	Gamania Digital Entertainment Co. Ltd.	1,798,916	3,724
[2]	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,692
[2]	Ichia Technologies Inc.	3,652,000	3,690
[2]	CyberPower Systems Inc.	603,000	3,652
	St. Shine Optical Co. Ltd.	648,000	3,635
[2]	Chung Hwa Pulp Corp.	5,645,000	3,634
	Amazing Microelectronic Corp.	1,026,244	3,580
[2]	Tung Thih Electronic Co. Ltd.	871,000	3,577
	Chia Hsin Cement Corp.	6,497,400	3,575
[2]	Genesys Logic Inc.	1,073,000	3,513
[2]	Alpha Networks Inc.	3,150,772	3,456
[2]	Career Technology MFG. Co. Ltd.	5,544,721	3,448
	AmTRAN Technology Co. Ltd.	9,760,156	3,444
	Motech Industries Inc.	4,072,897	3,436
*	Mercuries & Associates Holding Ltd.	8,827,282	3,433
	Flytech Technology Co. Ltd.	1,757,650	3,419
	Adlink Technology Inc.	1,932,895	3,417
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,416
	Namchow Holdings Co. Ltd.	2,255,000	3,412
	Sinyi Realty Inc.	3,879,000	3,389
	Everlight Chemical Industrial Corp.	5,648,200	3,358
*	Federal Corp.	6,135,040	3,312
	Jess-Link Products Co. Ltd.	1,279,750	3,303
	Kuo Toong International Co. Ltd.	2,995,514	3,297
[2]	T3EX Global Holdings Corp.	1,457,000	3,285
	Firich Enterprises Co. Ltd.	3,290,184	3,278
	Ho Tung Chemical Corp.	12,634,459	3,277
[2]	Elite Advanced Laser Corp.	1,828,349	3,268
[2]	IEI Integration Corp.	1,531,920	3,247
	Taiwan Styrene Monomer	6,803,050	3,237
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	3,220
[2]	Lingsen Precision Industries Ltd.	4,849,000	3,172
[2]	Panion & BF Biotech Inc.	903,579	3,156
	Wei Chuan Foods Corp.	5,516,600	3,151
	Syncmold Enterprise Corp.	1,515,500	3,134
*	CyberTAN Technology Inc.	4,414,000	3,133
	ScinoPharm Taiwan Ltd.	3,809,576	3,120
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	3,045
[2]	KMC Kuei Meng International Inc.	816,000	3,038
	Altek Corp.	2,882,000	3,007
	Sonix Technology Co. Ltd.	1,948,000	2,974
*	Lung Yen Life Service Corp.	2,698,000	2,964
	Gourmet Master Co. Ltd.	984,469	2,958
	TYC Brother Industrial Co. Ltd.	2,542,000	2,950
	Johnson Health Tech Co. Ltd.	1,439,000	2,931
	EVERGREEN Steel Corp.	1,329,000	2,895
	RDC Semiconductor Co. Ltd.	799,280	2,878
[2]	LandMark Optoelectronics Corp.	986,470	2,867
*	Radium Life Tech Co. Ltd.	10,611,760	2,864
	Sincere Navigation Corp.	4,255,240	2,852
*	Shining Building Business Co. Ltd.	9,003,638	2,824
[2]	Advanced International Multitech Co. Ltd.	1,373,000	2,813
[2]	KEE TAI Properties Co. Ltd.	5,952,000	2,768
	CHC Healthcare Group	1,457,899	2,727
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	2,717
*	First Steamship Co. Ltd.	10,736,968	2,681
	Hung Sheng Construction Ltd.	4,830,464	2,676
	Huang Hsiang Construction Corp.	2,207,000	2,625

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bioteque Corp.	812,475	2,609
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,607
[2]	Ultra Chip Inc.	946,000	2,571
[2]	91APP Inc.	887,243	2,557
[2]	Kaimei Electronic Corp.	1,332,000	2,543
[2]	Swancor Holding Co. Ltd.	953,000	2,539
	Machvision Inc.	456,306	2,532
*	Kuo Yang Construction Co. Ltd.	4,552,900	2,531
	Taiflex Scientific Co. Ltd.	1,971,920	2,530
	Zeng Hsing Industrial Co. Ltd.	762,778	2,519
	Darwin Precisions Corp.	5,857,900	2,506
[2]	Egis Technology Inc.	934,100	2,494
	Posiflex Technology Inc.	787,764	2,440
	Formosan Rubber Group Inc.	3,359,821	2,422
*	Rich Development Co. Ltd.	8,788,000	2,411
*	Tyntek Corp.	4,262,000	2,374
*	Medigen Biotechnology Corp.	1,470,000	2,369
	China Chemical & Pharmaceutical Co. Ltd.	3,327,000	2,360
*,2	Gigastorage Corp.	4,475,259	2,312
	FSP Technology Inc.	1,548,120	2,285
*	Li Peng Enterprise Co. Ltd.	9,652,000	2,266
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,262
	Speed Tech Corp.	1,460,000	2,259
	Rechi Precision Co. Ltd.	3,808,000	2,243
	China Bills Finance Corp.	5,080,000	2,233
	VIA Labs Inc.	354,000	2,215
*	Rexon Industrial Corp. Ltd.	1,749,525	2,155
*	Ritek Corp.	8,822,489	2,151
[2]	WUS Printed Circuit Co. Ltd.	2,013,156	2,096
	Savior Lifetec Corp.	3,677,325	2,078
*	HannsTouch Holdings Co.	7,036,115	1,982
	Iron Force Industrial Co. Ltd.	755,000	1,973
*,2	PChome Online Inc.	1,386,358	1,906
	Infortrend Technology Inc.	3,282,000	1,899
[2]	China Electric Manufacturing Corp.	3,879,180	1,896
	TA-I Technology Co. Ltd.	1,349,750	1,856
	Ability Enterprise Co. Ltd.	2,621,491	1,823
*,2	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,822
	Nidec Chaun-Choung Technology Corp.	488,000	1,810
	AGV Products Corp.	4,937,370	1,781
	Yulon Nissan Motor Co. Ltd.	308,188	1,756
*,2	Zinwell Corp.	2,356,000	1,734
	Brogent Technologies Inc.	475,792	1,676
*	Yeong Guan Energy Technology Group Co. Ltd.	1,033,180	1,628
*,2	ALI Corp.	2,167,275	1,599
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,594
*	Globe Union Industrial Corp.	3,720,408	1,580
	Cyberlink Corp.	566,674	1,558
	Basso Industry Corp.	1,277,000	1,531
	Nan Liu Enterprise Co. Ltd.	673,000	1,461
	Taiyen Biotech Co. Ltd.	1,366,000	1,401
	Fittech Co. Ltd.	778,491	1,373
	Dyaco International Inc.	1,404,921	1,372
	Weikeng Industrial Co. Ltd.	1,649,000	1,371
*	Newmax Technology Co. Ltd.	1,301,000	1,289
*	Gigasolar Materials Corp.	477,152	1,178
	Senao International Co. Ltd.	1,011,175	1,123
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,045
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,016
	Sheng Yu Steel Co. Ltd.	1,329,000	956
	Universal Cement Corp.	909,000	712
	Test Rite International Co. Ltd.	68,341	42
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			16,411,291
		Shares	Market Value• ($000)
Thailand (2.5%)
	PTT PCL (Foreign)	195,113,515	180,596
	CP ALL PCL (Foreign)	81,119,721	124,670
	Bangkok Dusit Medical Services PCL (Foreign)	148,862,320	109,736
*	Airports of Thailand PCL (Foreign)	58,314,544	108,268
	Advanced Info Service PCL (Foreign)	15,286,506	93,628
	PTT Exploration & Production PCL (Foreign)	18,874,684	86,197
	Delta Electronics Thailand PCL (Foreign)	38,088,000	83,719
	Kasikornbank PCL (Foreign)	19,520,635	71,392
	Central Pattana PCL (Foreign)	37,908,124	65,947
	SCB X PCL (Foreign)	22,381,690	61,365
	Bumrungrad Hospital PCL (Foreign)	7,773,574	56,184
	Siam Cement PCL NVDR	6,526,496	52,281
	Gulf Energy Development PCL (Foreign)	41,345,715	49,761
	Minor International PCL (Foreign)	52,326,221	40,777
	Central Retail Corp. PCL (Foreign)	37,953,600	38,816
	Krung Thai Bank PCL (Foreign)	65,758,596	34,383
[2]	Charoen Pokphand Foods PCL (Foreign)	64,532,917	33,569
[2]	Bangkok Bank PCL NVDR	6,800,800	29,802
[2]	TMBThanachart Bank PCL (Foreign)	598,605,200	27,808
	Siam Cement PCL (Foreign)	3,402,988	27,260
	PTT Global Chemical PCL (Foreign)	27,859,079	26,757
	Home Product Center PCL (Foreign)	76,668,384	25,384
	Energy Absolute PCL (Foreign)	21,341,596	24,945
	Bangkok Expressway & Metro PCL (Foreign)	108,519,022	23,839
[2]	BTS Group Holdings PCL (Foreign)	114,834,835	23,810
[2]	Banpu PCL (Foreign)	107,579,773	22,741
	Intouch Holdings PCL (Foreign)	11,155,100	22,034
[2]	Krungthai Card PCL (Foreign)	18,061,331	21,987
	Thai Oil PCL (Foreign)	15,559,706	20,372
[2]	Land & Houses PCL NVDR	90,722,380	19,058
	PTT Oil & Retail Business PCL (Foreign)	36,999,400	18,841
[2]	Thonburi Healthcare Group PCL (Foreign)	10,466,770	18,128
	CP Axtra PCL (Foreign)	21,822,957	17,158
	Bangchak Corp. PCL (Foreign)	14,667,066	16,845
	SCG Packaging PCL (Foreign)	16,401,400	16,434
	Indorama Ventures PCL (Foreign)	24,522,335	16,157
	Digital Telecommunications Infrastructure Fund	70,444,413	15,779
[2]	KCE Electronics PCL (Foreign)	11,090,914	15,660
	True Corp. PCL (Foreign)	86,203,606	14,538
	WHA Corp. PCL (Foreign)	103,670,306	14,434
[2]	Thanachart Capital PCL (Foreign)	10,301,156	14,047
	Thai Union Group PCL (Foreign)	36,749,979	13,803
	Tisco Financial Group PCL (Foreign)	5,139,468	13,762
	Kasikornbank PCL NVDR	3,692,375	13,504
[2]	Ratch Group PCL NVDR	14,496,002	13,006
[2]	Electricity Generating PCL (Foreign)	3,668,711	12,454
[2]	Com7 PCL (Foreign)	16,586,700	12,359
	Osotspa PCL (Foreign)	18,801,400	12,295
[2]	Hana Microelectronics PCL (Foreign)	8,157,383	11,862
[2]	Kiatnakin Phatra Bank PCL (Foreign)	8,341,570	11,437
*,2	Central Plaza Hotel PCL (Foreign)	8,896,913	11,139
	Berli Jucker PCL (Foreign)	14,028,790	11,037
	Bangkok Bank PCL (Foreign)	2,465,641	10,805
[2]	Thai Life Insurance PCL (Foreign)	33,717,700	10,414
[2]	Global Power Synergy PCL (Foreign)	9,556,940	10,375
	Krung Thai Bank PCL NVDR	19,542,000	10,218
[2]	Siam Global House PCL (Foreign)	22,928,623	10,066
[2]	True Corp. PCL NVDR	58,020,001	9,785
	Srisawad Corp. PCL (Foreign)	8,414,803	9,718
[2]	Muangthai Capital PCL (Foreign)	9,388,045	9,534
	AP Thailand PCL (Foreign)	31,641,842	9,511
	Asset World Corp. PCL (Foreign)	98,776,300	9,505
[2]	Ngern Tid Lor PCL (Foreign)	17,428,749	9,313
	Supalai PCL (Foreign)	17,887,485	9,163
[2]	Carabao Group PCL (Foreign)	4,640,405	8,717
[2]	Tisco Financial Group PCL NVDR	3,157,493	8,455

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jasmine Broadband Internet Infrastructure Fund	46,631,737	8,367
[2]	Sansiri PCL (Foreign)	190,757,106	8,128
[2]	CH Karnchang PCL (Foreign)	13,398,163	8,127
[2]	Bangkok Chain Hospital PCL (Foreign)	14,308,145	8,007
[2]	IRPC PCL (Foreign)	146,404,814	7,826
	Amata Corp. PCL (Foreign)	11,634,623	7,706
	JMT Network Services PCL (Foreign)	8,753,564	7,187
	Bangkok Commercial Asset Management PCL (Foreign)	24,869,200	6,195
[2]	Chularat Hospital PCL (Foreign)	70,197,346	6,171
[2]	B Grimm Power PCL (Foreign)	9,822,647	6,042
	Mega Lifesciences PCL (Foreign)	4,905,800	5,565
	Ramkhamhaeng Hospital PCL (Foreign)	4,884,363	5,436
	Quality Houses PCL (Foreign)	83,576,851	5,209
	Tipco Asphalt PCL (Foreign)	9,954,530	5,208
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,169
[2]	Dohome PCL (Foreign)	16,660,403	5,100
[2]	Betagro PCL (Foreign)	8,716,800	4,971
	Thailand Future Fund	28,884,000	4,861
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	4,861
[2]	Plan B Media PCL (Foreign)	21,229,660	4,812
[2]	Esso Thailand PCL (Foreign)	17,761,473	4,721
	Land & Houses PCL (Foreign)	21,822,600	4,584
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	4,572
[2]	I-TAIL Corp. PCL (Foreign)	8,536,300	4,561
	CK Power PCL (Foreign)	52,946,472	4,450
[2]	Siam City Cement PCL (Foreign)	1,154,106	4,287
	TPI Polene PCL (Foreign)	110,912,061	4,259
[2]	TTW PCL (Foreign)	16,630,834	4,188
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	17,507,963	4,166
	TOA Paint Thailand PCL (Foreign)	6,826,034	4,105
[2]	Star Petroleum Refining PCL (Foreign)	19,585,568	4,038
[2]	VGI PCL (Foreign)	75,254,769	4,024
[2]	Forth Corp. PCL (Foreign)	6,341,700	3,934
*	Bangkok Airways PCL (Foreign)	10,185,024	3,853
[2]	TQM Alpha PCL (Foreign)	4,312,700	3,661
	Major Cineplex Group PCL (Foreign)	8,632,997	3,650
*,2	Jasmine Technology Solution PCL (Foreign)	3,896,392	3,615
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	3,604
[2]	Gunkul Engineering PCL (Foreign)	56,321,866	3,575
*,2	Beyond Securities PCL (Foreign)	31,010,800	3,538
[2]	Jaymart Group Holdings PCL (Foreign)	7,732,100	3,530
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	3,495
	Vibhavadi Medical Center PCL (Foreign)	62,309,400	3,452
*,2	Bangkok Land PCL (Foreign)	170,463,378	3,272
	Banpu Power PCL (Foreign)	8,077,239	3,168
	Thaicom PCL (Foreign)	8,820,685	3,062
	Pruksa Holding PCL (Foreign)	8,560,530	2,979
*,2	Jasmine International PCL (Foreign)	51,082,655	2,924
[2]	Thoresen Thai Agencies PCL (Foreign)	19,998,487	2,865
	TPI Polene Power PCL (Foreign)	28,678,800	2,633
[2]	Thaifoods Group PCL (Foreign)	28,686,975	2,554
	MBK PCL (Foreign)	5,532,337	2,466
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,403
	BCPG PCL (Foreign)	9,515,142	2,344
*	Super Energy Corp. PCL (Foreign)	187,324,419	2,242
[2]	Precious Shipping PCL (Foreign)	9,584,963	2,239
[2]	Singer Thailand PCL (Foreign)	9,143,500	2,214
	SCB X PCL NVDR	786,320	2,156
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,149
	MK Restaurants Group PCL (Foreign)	1,889,900	2,129
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,121
[2]	BEC World PCL (Foreign)	13,950,527	2,096
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,048
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	2,038
		Shares	Market Value• ($000)
[2]	GFPT PCL (Foreign)	6,838,096	1,941
[2]	SPCG PCL (Foreign)	5,307,404	1,906
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	1,837
	Origin Property PCL (Foreign)	7,239,219	1,803
	Energy Absolute PCL NVDR	1,464,300	1,712
[2]	Ratch Group PCL (Foreign)	1,791,356	1,607
	Intouch Holdings PCL NVDR	793,300	1,567
[2]	LPN Development PCL (Foreign)	12,879,597	1,426
[2]	PTG Energy PCL (Foreign)	6,034,746	1,369
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	1,135
	Workpoint Entertainment PCL (Foreign)	3,546,534	1,045
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,042
*,2	Kerry Express Thailand PCL (Foreign)	6,070,500	783
*	Samart Corp. PCL (Foreign)	6,186,920	751
*	Rabbit Holdings PCL (Foreign)	53,594,969	746
			2,346,926
Turkey (1.2%)
	Turkiye Petrol Rafinerileri A/S	12,116,369	60,788
*	Turk Hava Yollari AO	7,621,406	58,516
	BIM Birlesik Magazalar A/S	6,039,619	58,085
	KOC Holding A/S	11,730,449	56,741
	Turkiye Sise ve Cam Fabrikalari A/S	19,840,933	33,243
	Turkiye Is Bankasi A/S Class C	42,773,325	31,794
*	Eregli Demir ve Celik Fabrikalari TAS	22,588,553	30,240
*	Turkcell Iletisim Hizmetleri A/S	16,459,850	27,913
	Yapi ve Kredi Bankasi A/S	44,592,122	27,215
	Enka Insaat ve Sanayi A/S	24,357,881	26,133
*	Sasa Polyester Sanayi A/S	17,245,624	26,119
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,767,155	24,486
	Ford Otomotiv Sanayi A/S	880,747	24,473
	Akbank TAS	22,813,939	23,766
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	521,699	17,022
	Migros Ticaret A/S	1,279,548	15,264
	Haci Omer Sabanci Holding A/S	7,893,590	14,929
	Tofas Turk Otomobil Fabrikasi A/S	1,659,876	14,113
	Turkiye Garanti Bankasi A/S	8,215,590	13,656
	Arcelik A/S	2,838,300	13,618
*	Pegasus Hava Tasimaciligi A/S	541,778	13,499
*	Gubre Fabrikalari TAS	1,131,650	13,118
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,863,777	12,652
*	Petkim Petrokimya Holding A/S	17,768,376	12,368
	Coca-Cola Icecek A/S	901,817	11,732
	AG Anadolu Grubu Holding A/S	1,588,488	11,519
*	Hektas Ticaret TAS	14,542,089	11,284
	Is Yatirim Menkul Degerler A/S	7,364,260	11,011
*	Oyak Cimento Fabrikalari A/S	4,339,875	10,914
	Kontrolmatik Enerji ve Muhendislik A/S	1,131,621	10,482
	Nuh Cimento Sanayi A/S	855,461	10,340
*	TAV Havalimanlari Holding A/S	2,489,355	10,082
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,696,326	9,439
	Turk Traktor ve Ziraat Makineleri A/S	334,953	8,566
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,373,094	8,365
	Sok Marketler Ticaret A/S	3,697,717	7,816
*	Investco Holding A/S	517,926	7,259
*	Otokar Otomotiv ve Savunma Sanayi A/S	506,275	7,133
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,078,984	7,008
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,033,249	6,681
	Alarko Holding A/S	1,811,969	6,481
	Dogan Sirketler Grubu Holding A/S	13,114,112	6,345
	Dogus Otomotiv Servis ve Ticaret A/S	722,929	6,342
*	Anadolu Anonim Turk Sigorta Sirketi	3,005,784	6,252
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,940,507	6,239

46

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,927,277	6,179
	Koza Altin Isletmeleri A/S	7,748,239	6,016
	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,942
*	Kiler Holding A/S	3,272,710	5,776
	Borusan Yatirim ve Pazarlama A/S	69,088	5,676
[1]	Enerjisa Enerji A/S	3,242,255	5,567
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	5,531
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	5,359
*	Turkiye Vakiflar Bankasi TAO	9,134,753	5,267
*	Ulker Biskuvi Sanayi A/S	2,029,950	5,201
	Bera Holding A/S	8,587,304	5,187
	EGE Endustri ve Ticaret A/S	16,393	5,128
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	5,110
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,648,570	5,003
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,176,060	5,003
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,533,534	5,000
*	Turk Telekomunikasyon A/S	7,267,484	4,934
	Aksa Enerji Uretim A/S Class B	3,966,515	4,908
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,396,058	4,898
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	4,892
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,832
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	4,539
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,045,113	4,367
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	3,852
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	3,774
	Tekfen Holding A/S	2,596,075	3,746
*	Bursa Cimento Fabrikasi A/S	11,062,380	3,662
*	Turkiye Halk Bankasi A/S	7,517,178	3,499
	Aygaz A/S	713,806	3,464
*	Konya Cimento Sanayii A/S	12,328	3,433
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,572,259	3,390
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,219
	Akcansa Cimento A/S	526,035	3,130
*	Zorlu Enerji Elektrik Uretim A/S	16,373,175	3,063
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,747,717	2,821
	Sekerbank Turk A/S	11,676,711	2,751
*	Iskenderun Demir ve Celik A/S	2,148,212	2,704
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,589
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,205,482	2,503
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	2,263
*	Albaraka Turk Katilim Bankasi A/S	15,012,192	2,207
*	Aksigorta A/S	9,788,938	2,174
	Kordsa Teknik Tekstil A/S	726,453	2,142
*	Global Yatirim Holding A/S	5,005,238	2,126
	Kimteks Poliuretan Sanayi ve Ticaret A/S	793,360	2,034
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	2,014
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,013
*	NET Holding A/S	2,825,096	1,995
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	1,978
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,956
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,950
*	Qua Granite Hayal	9,377,687	1,827
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	1,784
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,767
*	AKIS Gayrimenkul Yatirimi A/S	4,353,005	1,746
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,708
	Galata Wind Enerji A/S	1,791,002	1,696
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,678
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	2,774,004	1,645
*	Can2 Termik A/S	2,500,632	1,620
	Kocaer Celik Sanayi ve Ticaret A/S	1,619,265	1,597
		Shares	Market Value• ($000)
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	193,300	1,551
*	Oyak Yatirim Menkul Degerler A/S	896,849	1,513
*	Is Finansal Kiralama A/S	3,435,914	1,479
	LDR Turizm A/S	247,366	1,415
*	Tat Gida Sanayi A/S	1,010,468	1,408
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,371
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,333
*	Izmir Demir Celik Sanayi A/S	6,233,306	1,319
*	Karel Elektronik Sanayi ve Ticaret A/S	1,225,519	1,299
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,298
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,716,800	1,252
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,251
	Yayla Agro Gida Sanayi ve Nakliyat A/S	1,941,255	1,194
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,164
	Polisan Holding A/S	2,142,054	1,135
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	15,136,467	1,086
	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	1,071
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	992
*	Erciyas Celik Boru Sanayi A/S	199,607	904
*	Imas Makina Sanayi A/S	1,606,162	844
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	825
*	Aydem Yenilenebilir Enerji A/S	1,173,131	818
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	773
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	699
*	Marti Otel Isletmeleri A/S	5,084,520	624
	Suwen Tekstil Sanayi Pazarlama A/S	525,648	424
	SUN Tekstil Sanayi ve Ticaret A/S	118,643	306
			1,074,224
United Arab Emirates (1.7%)
	Emirates Telecommunications Group Co. PJSC	47,652,239	239,499
	First Abu Dhabi Bank PJSC	60,658,350	209,432
	Emaar Properties PJSC	92,194,736	167,959
	Emirates NBD Bank PJSC	24,078,610	111,154
*	Alpha Dhabi Holding PJSC	19,099,006	98,111
	Abu Dhabi Commercial Bank PJSC	40,411,937	88,311
	Dubai Electricity & Water Authority PJSC	118,361,776	76,679
	Aldar Properties PJSC	50,246,591	71,177
*	Multiply Group PJSC	65,282,349	60,491
	Dubai Islamic Bank PJSC	41,038,290	60,334
	Abu Dhabi Islamic Bank PJSC	20,258,011	56,766
	Americana Restaurants International plc (XADS)	37,430,396	37,679
	Abu Dhabi National Oil Co. for Distribution PJSC	40,055,759	36,646
*	Q Holding PJSC	28,529,358	23,932
	Air Arabia PJSC	32,925,948	23,498
	ADNOC Drilling Co. PJSC	22,589,389	22,390
	Salik Co. PJSC	23,773,102	20,658
*	Abu Dhabi Ports Co. PJSC	12,299,323	19,989
	Borouge plc	28,269,579	19,324
	Emaar Development PJSC	11,427,478	19,285
	Dubai Investments PJSC	29,969,527	18,416
*	National Marine Dredging Co.	2,826,538	16,708
	Fertiglobe plc	16,239,594	14,200
	Dana Gas PJSC	63,745,314	14,062
	Emirates Central Cooling Systems Corp.	25,519,924	12,432
	GFH Financial Group BSC	44,356,540	11,002
	Sharjah Islamic Bank	14,632,492	9,325
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	9,224
	Dubai Financial Market PJSC	23,168,114	8,262
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	6,302
*	Ghitha Holding PJSC	527,380	5,515
	Aramex PJSC	7,874,608	4,938
*	RAK Properties PJSC	14,727,997	4,294
*	Apex Investment Co. PSC	6,797,601	3,353

47

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Americana Restaurants International plc	1,801,544	1,820
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	—
			1,604,744
Total Common Stocks (Cost $83,545,988)			90,306,925
Preferred Stocks (1.5%)
	Petroleo Brasileiro SA Preference Shares	68,129,107	469,441
	Itau Unibanco Holding SA Preference Shares	54,077,458	287,669
	Banco Bradesco SA Preference Shares	63,538,187	176,308
	Itausa SA Preference Shares	71,695,909	122,865
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	78,422
	Gerdau SA Preference Shares	13,861,706	59,854
	Cia Energetica de Minas Gerais Preference Shares	17,727,912	41,280
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,602,009	19,844
	Metalurgica Gerdau SA Preference Shares	9,042,459	18,527
	Bradespar SA Preference Shares	3,389,384	15,018
	Cia Paranaense de Energia Preference Shares	8,356,127	13,905
	Raizen SA Preference Shares	16,402,435	11,810
	Embotelladora Andina SA Preference Shares Class B	5,197,180	10,568
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,440,746	10,258
*	Azul SA Preference Shares	3,892,842	9,945
	Unipar Carbocloro SA Preference Shares Class B	683,473	9,641
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,956,789	9,121
	Marcopolo SA Preference Shares	7,929,831	8,242
	Bancolombia SA Preference Shares	1,283,917	8,235
	Banco Pan SA Preference Shares	4,999,391	6,971
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,790,192	6,032
*	Braskem SA Preference Shares Class A	1,887,969	6,018
	Grupo Aval Acciones y Valores SA Preference Shares	51,385,298	5,743
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	5,444
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	551,159	5,316
*	Alpargatas SA Preference Shares	3,103,554	5,078
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,321,815	3,937
	Taurus Armas SA Preference Shares	972,500	2,855
	Iguatemi SA Preference Shares	180,320	358
*,3	Mechel PJSC Preference Shares	899,940	—
*,3	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
		Shares	Market Value• ($000)
*,3	Transneft PJSC Preference Shares	21,565	—
*,3	Tatneft PJSC Preference Shares	855,515	—
*,3	Bashneft PJSC Preference Shares	236,470	—
*,3	Surgutneftegas PJSC Preference Shares	116,012,123	—
*	China Development Financial Holding Corp. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,655,891)			1,428,705
Rights (0.0%)
*	Localiza Rent a Car SA Exp. 11/10/23	84,340	117
*	Gulf Bank KSCP Exp. 11/12/23	2,060,658	43
*,3	Winbond Electronics Corp. Exp. 11/3/23	1,625,987	—
*,3	Gudeng Precision Industrial Co. Ltd. Exp. 11/27/23	40,970	—
Total Rights (Cost $—)			160
Warrants (0.0%)
*	Sunway Bhd. Exp. 10/3/24	3,473,743	379
*	Velesto Energy Bhd. Exp. 10/18/24	20,487,189	107
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	65
*	VGI PCL Exp. 5/23/27	18,209,185	61
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	4,443,960	5
Total Warrants (Cost $—)			617
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.420% (Cost $2,833,557)	28,345,914	2,834,308
Total Investments (102.4%) (Cost $88,035,436)			94,570,715
Other Assets and Liabilities—Net (-2.4%)			(2,195,966)
Net Assets (100%)			92,374,749
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $5,091,135,000, representing 5.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,554,509,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,844,506,000 was received for securities on loan, of which $1,821,244,000 is held in Vanguard Market Liquidity Fund and $23,262,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	December 2023	7,576	348,193	(19,232)

48

Emerging Markets Stock Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	12/20/23	HKD	400,000	USD	51,155	2	—
State Street Bank & Trust Co.	12/20/23	INR	13,430,972	USD	161,225	—	(121)
JPMorgan Chase Bank, N.A.	12/20/23	INR	11,589,643	USD	139,182	—	(165)
JPMorgan Chase Bank, N.A.	12/20/23	INR	10,161,702	USD	121,811	79	—
HSBC Bank plc	12/20/23	INR	10,111,146	USD	121,381	—	(98)
State Street Bank & Trust Co.	12/20/23	INR	8,583,649	USD	102,913	47	—
BNP Paribas	12/20/23	INR	7,434,666	USD	89,278	—	(100)
Bank of America, N.A.	12/20/23	INR	4,051,092	USD	48,648	—	(56)
Goldman Sachs International	12/20/23	USD	122,378	BRL	615,416	1,004	—
UBS AG	12/20/23	USD	119,948	HKD	936,709	149	—
HSBC Bank plc	12/20/23	USD	45,338	INR	3,782,314	—	(31)
JPMorgan Chase Bank, N.A.	12/20/23	USD	30,713	TWD	974,644	481	—
						1,762	(571)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro-Fabrication Equipment Inc. China Class A	1/31/24	GSI	8,679	(1.581)	671	—
Akbank TAS	8/30/24	BANA	23,800	(2.331)	—	(3,540)
China Airlines Ltd.	8/30/24	BANA	9,851	(3.331)	—	(929)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	BANA	190,919	(2.828)	—	(6,557)
Haci Omer Sabanci Holding A/S	8/30/24	BANA	13,066	(0.831)	—	(1,729)
Koza Altin Isletmeleri A/S	8/30/24	BANA	6,089	5.169	—	(1,562)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	8,256	(2.331)	—	(995)
Novatek Microelectronics Corp.	1/31/24	GSI	29,394	(3.331)	1,396	—
					2,067	(15,312)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,904,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $85,201,879)	91,736,407
Affiliated Issuers (Cost $2,833,557)	2,834,308
Total Investments in Securities	94,570,715
Investment in Vanguard	3,346
Cash	23,262
Foreign Currency, at Value (Cost $284,527)	282,321
Cash Collateral Pledged—Futures Contracts	11,560
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	14,590
Receivables for Investment Securities Sold	101,235
Receivables for Accrued Income	100,329
Receivables for Capital Shares Issued	33,438
Unrealized Appreciation—Forward Currency Contracts	1,762
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,067
Other Assets	2,890
Total Assets	95,147,515
Liabilities
Due to Custodian	93,112
Payables for Investment Securities Purchased	10,381
Collateral for Securities on Loan	1,844,506
Payables for Capital Shares Redeemed	39,899
Payables to Vanguard	3,704
Variation Margin Payable—Futures Contracts	2,639
Unrealized Depreciation—Forward Currency Contracts	571
Unrealized Depreciation—Over-the-Counter Swap Contracts	15,312
Deferred Foreign Capital Gains Taxes	762,642
Total Liabilities	2,772,766
Net Assets	92,374,749
1 Includes $1,554,509,000 of securities on loan.
50

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	106,057,587
Total Distributable Earnings (Loss)	(13,682,838)
Net Assets	92,374,749

Investor Shares—Net Assets
Applicable to 2,817,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,930
Net Asset Value Per Share—Investor Shares	$24.11

ETF Shares—Net Assets
Applicable to 1,788,813,116 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,051,156
Net Asset Value Per Share—ETF Shares	$38.04

Admiral Shares—Net Assets
Applicable to 445,508,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,094,006
Net Asset Value Per Share—Admiral Shares	$31.64

Institutional Shares—Net Assets
Applicable to 275,471,874 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,626,554
Net Asset Value Per Share—Institutional Shares	$24.06

Institutional Plus Shares—Net Assets
Applicable to 44,177,130 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,535,103
Net Asset Value Per Share—Institutional Plus Shares	$80.02
See accompanying Notes, which are an integral part of the Financial Statements.
51

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Dividends[1]	2,719,981
Non-Cash Dividends	211,297
Interest[2]	72,339
Securities Lending—Net	45,408
Total Income	3,049,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,326
Management and Administrative—Investor Shares	219
Management and Administrative—ETF Shares	35,619
Management and Administrative—Admiral Shares	15,712
Management and Administrative—Institutional Shares	4,717
Management and Administrative—Institutional Plus Shares	1,941
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	2,315
Marketing and Distribution—Admiral Shares	831
Marketing and Distribution—Institutional Shares	273
Marketing and Distribution—Institutional Plus Shares	131
Custodian Fees	19,086
Auditing Fees	52
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	3,383
Shareholders’ Reports and Proxy Fees—Admiral Shares	346
Shareholders’ Reports and Proxy Fees—Institutional Shares	101
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	44
Trustees’ Fees and Expenses	55
Other Expenses	274
Total Expenses	88,432
Expenses Paid Indirectly	(265)
Net Expenses	88,167
Net Investment Income	2,960,858
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(2,008,251)
Futures Contracts	(1,004)
Swap Contracts	31,964
Forward Currency Contracts	(13,959)
Foreign Currencies	29,034
Realized Net Gain (Loss)	(1,962,216)
52

Emerging Markets Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	8,006,560
Futures Contracts	52,382
Swap Contracts	8,307
Forward Currency Contracts	15,084
Foreign Currencies	(32,918)
Change in Unrealized Appreciation (Depreciation)	8,049,415
Net Increase (Decrease) in Net Assets Resulting from Operations	9,048,057
1	Dividends are net of foreign withholding taxes of $359,446,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $70,983,000, $54,000, $4,000, and $220,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $5,198,000.
4	Includes $33,460,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $174,676,000.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,960,858	3,218,169
Realized Net Gain (Loss)	(1,962,216)	(3,402,631)
Change in Unrealized Appreciation (Depreciation)	8,049,415	(31,617,604)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,048,057	(31,802,066)
Distributions
Investor Shares	(2,495)	(3,797)
ETF Shares	(2,153,261)	(2,431,621)
Admiral Shares	(437,960)	(504,530)
Institutional Shares	(204,583)	(222,936)
Institutional Plus Shares	(118,269)	(135,332)
Total Distributions	(2,916,568)	(3,298,216)
Capital Share Transactions
Investor Shares	(33,124)	(38,699)
ETF Shares	2,749,995	6,537,746
Admiral Shares	331,108	543,331
Institutional Shares	501,722	301,370
Institutional Plus Shares	(319,318)	(95,757)
Net Increase (Decrease) from Capital Share Transactions	3,230,383	7,247,991
Total Increase (Decrease)	9,361,872	(27,852,291)
Net Assets
Beginning of Period	83,012,877	110,865,168
End of Period	92,374,749	83,012,877
See accompanying Notes, which are an integral part of the Financial Statements.
54

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.40	$32.02	$27.86	$26.59	$24.02
Investment Operations
Net Investment Income[1]	.696	.805	.670	.528	.643[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.729	(9.574)	4.133	1.456	2.601
Total from Investment Operations	2.425	(8.769)	4.803	1.984	3.244
Distributions
Dividends from Net Investment Income	(.715)	(.851)	(.643)	(.714)	(.674)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.715)	(.851)	(.643)	(.714)	(.674)
Net Asset Value, End of Period	$24.11	$22.40	$32.02	$27.86	$26.59
Total Return[3]	10.72%	-27.83%	17.23%	7.55%	13.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68	$92	$171	$162	$239
Ratio of Total Expenses to Average Net Assets	0.29%[4]	0.29%[4]	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.85%	2.05%	2.02%	2.48%[2]
Portfolio Turnover Rate[5]	5%	7%	9%	10%	9%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$35.35	$50.55	$43.98	$41.99	$37.91
Investment Operations
Net Investment Income[1]	1.230	1.410	1.186	.954	1.393[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.677	(15.163)	6.506	2.249	3.826
Total from Investment Operations	3.907	(13.753)	7.692	3.203	5.219
Distributions
Dividends from Net Investment Income	(1.217)	(1.447)	(1.122)	(1.213)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.217)	(1.447)	(1.122)	(1.213)	(1.139)
Net Asset Value, End of Period	$38.04	$35.35	$50.55	$43.98	$41.99
Total Return	10.95%	-27.68%	17.51%	7.77%	13.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,051	$60,832	$80,116	$61,434	$63,089
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.19%	2.29%	2.31%	3.40%[2]
Portfolio Turnover Rate[4]	5%	7%	9%	10%	9%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.39	$42.04	$36.57	$34.91	$31.53
Investment Operations
Net Investment Income[1]	1.002	1.145	.949	.784	1.154[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.241	(12.617)	5.432	1.870	3.155
Total from Investment Operations	3.243	(11.472)	6.381	2.654	4.309
Distributions
Dividends from Net Investment Income	(.993)	(1.178)	(.911)	(.994)	(.929)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.993)	(1.178)	(.911)	(.994)	(.929)
Net Asset Value, End of Period	$31.64	$29.39	$42.04	$36.57	$34.91
Total Return[3]	10.92%	-27.76%	17.44%	7.72%	13.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,094	$12,803	$17,690	$14,541	$14,383
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.00%	3.11%	2.21%	2.28%	3.38%[2]
Portfolio Turnover Rate[5]	5%	7%	9%	10%	9%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.35	$31.96	$27.81	$26.55	$23.98
Investment Operations
Net Investment Income[1]	.777	.882	.736	.611	.888[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.698	(9.585)	4.120	1.415	2.401
Total from Investment Operations	2.475	(8.703)	4.856	2.026	3.289
Distributions
Dividends from Net Investment Income	(.765)	(.907)	(.706)	(.766)	(.719)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.765)	(.907)	(.706)	(.766)	(.719)
Net Asset Value, End of Period	$24.06	$22.35	$31.96	$27.81	$26.55
Total Return	10.96%	-27.70%	17.45%	7.76%	13.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,627	$5,715	$7,791	$6,592	$6,309
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.15%	2.25%	2.34%	3.43%[2]
Portfolio Turnover Rate[4]	5%	7%	9%	10%	9%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$74.35	$106.33	$92.51	$88.32	$79.77
Investment Operations
Net Investment Income[1]	2.557	2.931	2.412	2.123	3.102[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.672	(31.875)	13.779	4.635	7.869
Total from Investment Operations	8.229	(28.944)	16.191	6.758	10.971
Distributions
Dividends from Net Investment Income	(2.559)	(3.036)	(2.371)	(2.568)	(2.421)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.559)	(3.036)	(2.371)	(2.568)	(2.421)
Net Asset Value, End of Period	$80.02	$74.35	$106.33	$92.51	$88.32
Total Return	10.96%	-27.70%	17.49%	7.78%	13.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,535	$3,572	$5,097	$4,645	$2,784
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.03%	3.14%	2.22%	2.45%	3.59%[2]
Portfolio Turnover Rate[4]	5%	7%	9%	10%	9%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only
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Emerging Markets Stock Index Fund
with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
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Emerging Markets Stock Index Fund
During the year ended October 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes
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Emerging Markets Stock Index Fund
income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,346,000, representing less than 0.01% of the fund’s net assets and 1.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $265,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,138,118	459,368	9	7,597,495
Common Stocks—Other	2,581,392	80,110,616	17,422	82,709,430
Preferred Stocks	1,339,715	88,990	—	1,428,705
Rights	117	43	—	160
Warrants	—	612	5	617
Temporary Cash Investments	2,834,308	—	—	2,834,308
Total	13,893,650	80,659,629	17,436	94,570,715

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,762	—	1,762
Swap Contracts	—	2,067	—	2,067
Total	—	3,829	—	3,829
Liabilities
Futures Contracts[1]	19,232	—	—	19,232
Forward Currency Contracts	—	571	—	571
Swap Contracts	—	15,312	—	15,312
Total	19,232	15,883	—	35,115
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,762	1,762
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,067	—	2,067
Total Assets	2,067	1,762	3,829

Unrealized Depreciation—Futures Contracts[1]	19,232	—	19,232
Unrealized Depreciation—Forward Currency Contracts	—	571	571
Unrealized Depreciation—Over-the-Counter Swap Contracts	15,312	—	15,312
Total Liabilities	34,544	571	35,115
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Emerging Markets Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,004)	—	(1,004)
Swap Contracts	31,964	—	31,964
Forward Currency Contracts	—	(13,959)	(13,959)
Realized Net Gain (Loss) on Derivatives	30,960	(13,959)	17,001

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	52,382	—	52,382
Swap Contracts	8,307	—	8,307
Forward Currency Contracts	—	15,084	15,084
Change in Unrealized Appreciation (Depreciation) on Derivatives	60,689	15,084	75,773
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	33,100
Total Distributable Earnings (Loss)	(33,100)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,783,178
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,957,567
Capital Loss Carryforwards	(19,423,583)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(13,682,838)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	2,916,568	3,298,216
Long-Term Capital Gains	—	—
Total	2,916,568	3,298,216
*	Includes short-term capital gains, if any.
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Emerging Markets Stock Index Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,808,482
Gross Unrealized Appreciation	27,983,368
Gross Unrealized Depreciation	(23,220,503)
Net Unrealized Appreciation (Depreciation)	4,762,865
G.  During the year ended October 31, 2023, the fund purchased $8,026,294,000 of investment securities and sold $4,400,320,000 of investment securities, other than temporary cash investments. Purchases and sales include $712,614,000 and $89,549,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,692	340	12,088	419
Issued in Lieu of Cash Distributions	2,495	99	3,797	139
Redeemed	(44,311)	(1,740)	(54,584)	(1,793)
Net Increase (Decrease)—Investor Shares	(33,124)	(1,301)	(38,699)	(1,235)
ETF Shares
Issued	2,984,638	73,739	6,537,746	136,280
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(234,643)	(6,000)	—	—
Net Increase (Decrease)—ETF Shares	2,749,995	67,739	6,537,746	136,280
Admiral Shares
Issued	2,885,120	86,622	3,799,048	103,966
Issued in Lieu of Cash Distributions	381,568	11,552	438,481	12,301
Redeemed	(2,935,580)	(88,234)	(3,694,198)	(101,539)
Net Increase (Decrease)—Admiral Shares	331,108	9,940	543,331	14,728
Institutional Shares
Issued	1,547,882	61,089	1,934,463	70,512
Issued in Lieu of Cash Distributions	195,657	7,784	211,947	7,832
Redeemed	(1,241,817)	(49,104)	(1,845,040)	(66,381)
Net Increase (Decrease)—Institutional Shares	501,722	19,769	301,370	11,963
Institutional Plus Shares
Issued	508,673	6,045	1,208,329	12,753
Issued in Lieu of Cash Distributions	110,386	1,324	126,507	1,403
Redeemed	(938,377)	(11,231)	(1,430,593)	(14,052)
Net Increase (Decrease)—Institutional Plus Shares	(319,318)	(3,862)	(95,757)	104
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
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Emerging Markets Stock Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The fund hereby designates $706,418,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $20,422,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $3,290,247,000 and foreign taxes paid of $331,277,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller
(1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5330 122023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2023: $313,000
Fiscal Year Ended October 31, 2022: $294,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2023: $9,326,156
Fiscal Year Ended October 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended October 31, 2023: $3,295,934
Fiscal Year Ended October 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended October 31, 2023: $1,678,928
Fiscal Year Ended October 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended October 31, 2023: $25,000
Fiscal Year Ended October 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2023: $1,703,928
Fiscal Year Ended October 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.